UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     File No.  333-104513

     Pre-Effective Amendment No.                                             |_|


     Post-Effective Amendment No. 5                                          |X|


                        (Check appropriate box or boxes.)


                        NATIONWIDE VARIABLE ACCOUNT - II
--------------------------------------------------------------------------------
                           (Exact Name of Registrant)


                        NATIONWIDE LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
                               (Name of Depositor)


                   ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
--------------------------------------------------------------------------------
         (Address of Depositor's Principal Executive Offices) (Zip Code)


Depositor's Telephone Number, including Area Code          (614) 249-7111
                                                           ---------------------



    PATRICIA R. HATLER, SECRETARY, ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)




Approximate Date of Proposed Public Offering        FEBRUARY 1, 2005

                                                    ----------------------------



     It is proposed that this filing will become effective (check appropriate box)

     |_|  immediately upon filing pursuant to paragraph (b)

     |X|  on February 1, 2005 pursuant to paragraph (b)

     |_|  60 days after filing pursuant to paragraph (a)(1)

     |_|  on (date) pursuant to paragraph (a)(1)

     If appropriate, check the following box:

     |_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Being Registered     FLEXIBLE PREMIUM DEFERRED VARIABLE
                                         ANNUITY CONTRACT
                                         ---------------------------------------

4

                        NATIONWIDE LIFE INSURANCE COMPANY
              Flexible Premium Deferred Variable Annuity Contracts
       Issued by Nationwide Life Insurance Company through its Nationwide
                              Variable Account-II

    The date of this prospectus is May 1, 2004, as amended February 1, 2005.

--------------------------------------------------------------------------------
This prospectus contains basic information you should understand about the contracts before investing - the annuity contract is the legally binding instrument governing the relationship between you and Nationwide should you choose to invest. Please read this prospectus carefully and keep it for future reference.


The Statement of Additional Information (dated May 1, 2004, as amended February 1, 2005) which contains additional information about the contracts and the variable account, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 46. For general information or to obtain free copies of the Statement of Additional Information, call 1-800-848-6331 (TDD 1-800-238-3035) or write:


                              Nationwide Life Insurance Company
                              One Nationwide Plaza, RR1-04-F4
                              Columbus, Ohio 43215

The Statement of Additional Information and other material incorporated by reference can be found on the SEC website at: www.sec.gov. Information about this and other Best of America products can be found at: WWW.BESTOFAMERICA.COM.

BEFORE INVESTING, UNDERSTAND THAT ANNUITIES AND/OR LIFE INSURANCE PRODUCTS ARE NOT INSURED BY THE FDIC, NCUSIF, OR ANY OTHER FEDERAL GOVERNMENT AGENCY, AND ARE NOT DEPOSITS OR OBLIGATIONS OF, GUARANTEED BY, OR INSURED BY THE DEPOSITORY INSTITUTION WHERE OFFERED OR ANY OF ITS AFFILIATES. ANNUITIES THAT INVOLVE INVESTMENT RISK MAY LOSE VALUE. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.

This contract contains features that apply credits to the contract value. The benefit of the credits may be more than offset by the additional fees that the contract owner will pay in connection with the credits. A contract without credits may cost less. Additionally, with respect to the Extra Value Options, be aware that the cost of electing the option and the recapture of the credits (in the event of a surrender) could exceed any benefit of receiving the Extra Value Option credits.
--------------------------------------------------------------------------------





The following is a list of the underlying mutual funds available under the contract.

AIM VARIABLE INSURANCE FUNDS

     o    AIM V.I. Basic Value Fund: Series II Shares

     o    AIM V.I. Capital Appreciation Fund: Series II Shares

     o    AIM V.I. Capital Development Fund: Series II Shares

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

     o    American Century VP International Fund: Class IV+

     o    American Century VP Ultra Fund: Class II

     o    American Century VP Value Fund: Class II

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.

     o    American Century VP Inflation Protection Fund: Class II

DREYFUS

     o    Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio:
          Service Shares

     o    Dreyfus Stock Index Fund, Inc.: Service Shares

     o    Dreyfus Variable Investment Fund - Appreciation Portfolio: Service
          Shares

FEDERATED INSURANCE SERIES

     o    Federated Quality Bond Fund II: Service Shares

FIDELITY VARIABLE INSURANCE PRODUCTS FUND

     o    VIP Equity-Income Portfolio: Service Class 2

     o    VIP Growth Portfolio: Service Class 2

     o    VIP Overseas Portfolio: Service Class 2R+

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II

     o    VIP II Contrafund(R) Portfolio: Service Class 2

     o    VIP II Investment Grade Bond Portfolio: Service Class 2

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III

     o    VIP III Mid Cap Portfolio: Service Class 2

     o    VIP III Value Strategies Portfolio: Service Class 2

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

     o    Franklin Rising Dividends Securities Fund: Class 2

     o    Franklin Small Cap Value Securities Fund: Class 2

     o    Templeton Foreign Securities Fund: Class 3+

GARTMORE VARIABLE INSURANCE TRUST ("GVIT")

     o    Comstock GVIT Value Fund: Class II*

     o    Dreyfus GVIT International Value Fund: Class VI+

     o    Dreyfus GVIT Mid Cap Index Fund: Class I

     o    Federated GVIT High Income Bond Fund: Class I*

     o    Gartmore GVIT Emerging Markets Fund: Class VI+

     o    Gartmore GVIT Global Health Sciences Fund: Class VI+

     o    Gartmore GVIT Global Technology and Communications Fund: Class VI+

     o    Gartmore GVIT Government Bond Fund: Class I

     o    Gartmore GVIT Investor Destinations Funds

          >>   Gartmore GVIT Investor Destinations Conservative Fund: Class II

          >>   Gartmore GVIT Investor Destinations Moderately Conservative Fund:
               Class II

          >>   Gartmore GVIT Investor Destinations Moderate Fund: Class II

          >>   Gartmore GVIT Investor Destinations Moderately Aggressive Fund:
               Class II

          >>   Gartmore GVIT Investor Destinations Aggressive Fund: Class II

     o    Gartmore GVIT Mid Cap Growth Fund: Class II

     o    Gartmore GVIT Money Market Fund: Class I

     o    Gartmore GVIT Nationwide(R) Fund: Class II

     o    Gartmore GVIT U.S. Growth Leaders Fund: Class II

     o    GVIT Small Cap Growth Fund: Class II

     o    GVIT Small Cap Value Fund: Class II

     o    GVIT Small Company Fund: Class II

     o    Van Kampen GVIT Multi Sector Bond Fund: Class I*

MFS(R) VARIABLE INSURANCE TRUST

     o    MFS Investors Growth Stock Series: Service Class

     o    MFS Value Series: Service Class

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

     o    AMT Fasciano Portfolio: Class S

     o    AMT Limited Maturity Bond Portfolio: Class I

     o    AMT Socially Responsive Portfolio

OPPENHEIMER VARIABLE ACCOUNT FUNDS

     o    Oppenheimer Capital Appreciation Fund/VA: Service Class

     o    Oppenheimer Global Securities Fund/VA: Class IV+

     o    Oppenheimer High Income Fund/VA: Service Class*

     o    Oppenheimer Main Street(R) Fund/VA: Service Class

     o    Oppenheimer Main Street(R) Small Cap Fund/VA: Service Class

PUTNAM VARIABLE TRUST

     o    Putnam VT Growth & Income Fund: Class IB

     o    Putnam VT Voyager Fund: Class IB

VAN KAMPEN
   THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

     o    Core Plus Fixed Income Portfolio: Class II

     o    U.S. Real Estate Portfolio: Class II

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE ONLY AVAILABLE IN CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS WERE RECEIVED BEFORE MAY 1, 2004:

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.

     o    AllianceBernstein Growth & Income Portfolio: Class B

     o    AllianceBernstein Small Cap Value Portfolio: Class B

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

     o    American Century VP Income & Growth Fund: Class II

DREYFUS VARIABLE INVESTMENT FUND

     o    Developing Leaders Portfolio: Service Shares

FEDERATED INSURANCE SERIES

     o    Federated American Leaders Fund II: Service Shares

     o    Federated Capital Appreciation Fund II: Service Shares

JANUS ASPEN SERIES

     o    Balanced Portfolio: Service Shares

     o    Capital Appreciation Portfolio: Service Shares

     o    International Growth Portfolio: Service II Shares+

     o Risk-Managed Core Portfolio: Service Shares (formerly, Risk-Managed Large Cap Core Portfolio: Service Shares)

NEUBERGER BERMAN AMT

     o    AMT Mid Cap Growth Portfolio: Class S


EFFECTIVE MAY 1, 2004, THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NO LONGER AVAILABLE TO RECEIVE TRANSFERS OR NEW PURCHASE PAYMENTS:

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

     o    American Century VP International Fund: Class II

FIDELITY VARIABLE INSURANCE PRODUCTS FUND

     o    VIP Overseas Portfolio: Service Class 2

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

     o    Templeton Foreign Securities Fund: Class 2

GARTMORE VARIABLE INSURANCE TRUST

     o    Dreyfus GVIT International Value Fund: Class II

     o    Gartmore GVIT Emerging Markets Fund: Class II

     o    Gartmore GVIT Global Financial Services Fund: Class II

     o    Gartmore GVIT Global Health Sciences Fund: Class II

     o    Gartmore GVIT Global Technology and Communications Fund: Class II

     o    Gartmore GVIT Global Utilities Fund: Class II

JANUS ASPEN SERIES

     o    International Growth Portfolio: Service Shares

OPPENHEIMER VARIABLE ACCOUNT FUNDS

     o    Oppenheimer Global Securities Fund/VA: Service Class

PUTNAM VARIABLE TRUST

     o    Putnam VT International Equity Fund: Class IB

VAN KAMPEN
   THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

     o    Emerging Markets Debt Portfolio: Class II


*These underlying mutual funds may invest in lower quality debt securities commonly referred to as junk bonds.

+These underlying mutual funds assess a short-term trading fee (see "Short-Term Trading Fees").

Purchase payments not invested in the underlying mutual funds of the Nationwide Variable Account-II ("variable account") may be allocated to the fixed account or the Guaranteed Term Options (Guaranteed Term Options may not be available in every jurisdiction - refer to your contract for specific information).

GLOSSARY OF SPECIAL TERMS


ACCUMULATION UNIT- An accounting unit of measure used to calculate the contract value allocated to the variable account before the annuitization date.

ANNUITIZATION DATE- The date on which annuity payments begin.

ANNUITY COMMENCEMENT DATE- The date on which annuity payments are scheduled to begin.

ANNUITY UNIT- An accounting unit of measure used to calculate the value of variable annuity payments.

CONTRACT VALUE- The value of all accumulation units in a contract plus any amount held in the fixed account and any amount held under Guaranteed Term Options.

CONTRACT YEAR- Each year the contract is in force beginning with the date the contract is issued.

FIXED ACCOUNT- An investment option that is funded by Nationwide's general account.

GENERAL ACCOUNT- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

INDIVIDUAL RETIREMENT ACCOUNT- An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

INDIVIDUAL RETIREMENT ANNUITY OR IRA- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

INVESTMENT-ONLY CONTRACT- A contract purchased by a qualified pension, profit-sharing or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.

NATIONWIDE- Nationwide Life Insurance Company.

NET ASSET VALUE- The value of one share of an underlying mutual fund at the end of a market day or at the close of the New York Stock Exchange.

NON-QUALIFIED CONTRACT- A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.

QUALIFIED PLAN- A retirement plan that receives favorable tax treatment under
Section 401 of the Internal Revenue Code, including Investment-Only Contracts. In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-Only Contracts unless specifically stated otherwise.

ROTH IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408A of the Internal Revenue Code.

SEP IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408(k) of the Internal Revenue Code.

SIMPLE IRA- An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.

SUB-ACCOUNTS- Divisions of the variable account for which accumulation units and annuity units are separately maintained - each sub-account corresponds to a single underlying mutual fund.

TAX SHELTERED ANNUITY- An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code. The Tax Sheltered Annuities sold under this prospectus not available in connection with investment plans that are subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA").

VALUATION DATE- Each day the New York Stock Exchange and Nationwide's home office are open for business, or any other day during which there is a sufficient degree of trading of underlying mutual fund shares such that the current net asset value of accumulation units or annuity units might be materially affected.

VALUATION PERIOD- The period of time commencing at the close of a valuation date and ending at the close of business for the next succeeding valuation date.

VARIABLE ACCOUNT- Nationwide Variable Account-II, a separate account of Nationwide that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

TABLE OF CONTENTS


GLOSSARY OF SPECIAL TERMS.....................................
TABLE OF CONTENTS.............................................
CONTRACT EXPENSES.............................................
UNDERLYING MUTUAL FUND ANNUAL EXPENSES........................
EXAMPLE.......................................................
SYNOPSIS OF THE CONTRACTS.....................................
CONDENSED FINANCIAL INFORMATION...............................
FINANCIAL STATEMENTS..........................................
NATIONWIDE LIFE INSURANCE COMPANY.............................
NATIONWIDE INVESTMENT SERVICES CORPORATION....................
INVESTING IN THE CONTRACT.....................................
     The Variable Account and Underlying Mutual Funds
     Guaranteed Term Options
     The Fixed Account
THE CONTRACT IN GENERAL.......................................
     Distribution, Promotional and Sales Expenses
     Underlying Mutual Funds
     Profitability
STANDARD CHARGES AND DEDUCTIONS...............................
     Variable Account Charge
     Contract Maintenance Charge
     Contingent Deferred Sales Charge
     Premium Taxes
     Short-Term Trading Fees

OPTIONAL CONTRACT BENEFITS, CHARGES AND DEDUCTIONS............
     Death Benefit Options
     Spousal Protection Annuity Options
     Beneficiary Protector II Option
     Extra Value Option
     Capital Preservation Plus Option
     Capital Preservation Plus Lifetime Income Option

REMOVAL OF VARIABLE ACCOUNT CHARGES...........................
OWNERSHIP AND INTERESTS IN THE CONTRACT.......................
     Contract Owner
     Joint Owner
     Contingent Owner
     Annuitant
     Contingent Annuitant
     Co-Annuitant
     Joint Annuitant
     Beneficiary and Contingent Beneficiary
     Changes to the Parties to the Contract
OPERATION OF THE CONTRACT.....................................
     Minimum Initial and Subsequent Purchase Payments
     Purchase Payment Credits
     Pricing
     Allocation of Purchase Payments
     Determining the Contract Value
     Transfer Requests
     Transfer Restrictions
     Transfers Prior to Annuitization
     Transfers After Annuitization
RIGHT TO EXAMINE AND CANCEL...................................
SURRENDER (REDEMPTION) PRIOR TO ANNUITIZATION.................
     Partial Surrenders (Partial Redemptions)
     Full Surrenders (Full Redemptions)
SURRENDER (REDEMPTION) AFTER ANNUITIZATION....................
SURRENDERS UNDER CERTAIN PLAN TYPES...........................
     Surrenders Under a Tax Sheltered Annuity
     Surrenders Under a Texas Optional Retirement Program
         or a Louisiana Optional Retirement Plan
LOAN PRIVILEGE................................................
     Minimum and Maximum Loan Amounts
     Maximum Loan Processing Fee
     How Loan Requests are Processed
     Loan Interest
     Loan Repayment
     Distributions and Annuity Payments
     Transferring the Contract
     Grace Period and Loan Default
ASSIGNMENT....................................................
CONTRACT OWNER SERVICES.......................................
     Asset Rebalancing
     Dollar Cost Averaging
     Enhanced Fixed Account Dollar Cost Averaging
     Fixed Account Interest Out Dollar Cost Averaging
     Systematic Withdrawals
DEATH BENEFITS................................................
     Death of Contract Owner
     Death of Annuitant
     Death of Contract Owner/Annuitant
     Death Benefit Payment
     Death Benefit Calculations
ANNUITY COMMENCEMENT DATE.....................................
ANNUITIZING THE CONTRACT......................................
     Annuitization Date
     Annuitization
     Fixed Annuity Payments
     Variable Annuity Payments
     Frequency and Amount of Annuity Payments
ANNUITY PAYMENT OPTIONS.......................................
     Annuity Payment Options for Contracts with Total Purchase
         Payments Less Than or Equal to $2,000,000
     Annuity Payment Options for Contracts with Total Purchase
         Payments Greater Than $2,000,000
STATEMENTS AND REPORTS........................................
LEGAL PROCEEDINGS.............................................
ADVERTISING ..................................................

     Money Market Yields
     Historical Performance of the Sub-Accounts

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL
     INFORMATION..............................................
APPENDIX A: UNDERLYING MUTUAL FUNDS...........................
APPENDIX B: CONDENSED FINANCIAL INFORMATION...................
APPENDIX C: CONTRACT TYPES AND TAX INFORMATION................

APPENDIX D: SUCCESSION RIGHTS OF THE CPP LIFETIME
     INCOME OPTION............................................

CONTRACT EXPENSES

The following tables describe the fees and expenses that a contract owner will pay when buying, owning, or surrendering the contract.

The first table describes the fees and expenses a contract owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.

------------------------------------------------------------------------------------------------------------------------------------
                                                  CONTRACT OWNER TRANSACTION EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
MAXIMUM CONTINGENT DEFERRED SALES CHARGE ("CDSC") (as a percentage of purchase payments surrendered)....................      7% 1
MAXIMUM LOAN PROCESSING FEE..............................................................................................     $25 2
MAXIMUM PREMIUM TAX CHARGE...............................................................................................     5% 3
MAXIMUM SHORT-TERM TRADING FEE (as a percentage of transaction amount)...................................................     1%
----------------------------------------------------------------------------------------------------------------------------- ------

The next table describes the fees and expenses that a contract owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).

------------------------------------------------------------------------------------------------------------------------------------
                                                      RECURRING CONTRACT EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
MAXIMUM ANNUAL CONTRACT MAINTENANCE CHARGE..............................................................................      $30 4


ANNUAL LOAN INTEREST CHARGE..............................................................................................     2.25%5


VARIABLE ACCOUNT ANNUAL EXPENSES (annualized rate of total variable account charges as a percentage of the daily net assets)6

     VARIABLE ACCOUNT CHARGE.............................................................................................     1.10%

     DEATH BENEFIT OPTIONS (an applicant may purchase one)

         ONE-YEAR ENHANCED DEATH BENEFIT II OPTION (available beginning September 1, 2004 or a later date if state law
         requires).......................................................................................................     0.15%7
         Total Variable Account Charges (including this option only).....................................................     1.25%
------------------------------------------------------------------------------------------------------------------------------------

                                                       (CONTINUED ON NEXT PAGE)

------------------------------------------------------------------------------------------------------------------------------------

1 Range of CDSC over time:

----------------------------------- ---------- ---------- ---------- ----------- ---------- ---------- ---------- -----------
Number of Completed Years from
Date of Purchase Payment                0          1          2          3           4          5          6          7
----------------------------------- ---------- ---------- ---------- ----------- ---------- ---------- ---------- -----------
----------------------------------- ---------- ---------- ---------- ----------- ---------- ---------- ---------- -----------
CDSC Percentage                        7%         7%         6%          5%         4%         3%         2%          0%
----------------------------------- ---------- ---------- ---------- ----------- ---------- ---------- ---------- -----------

Some state jurisdictions require a lower CDSC schedule. Please refer to your contract for state specific information. Each contract year, the contract owner may withdraw without a CDSC the greater of:

(1) 10% of the net difference of purchase payments that are subject to CDSC minus purchase payments surrendered that were subject to CDSC; or

(2) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This free withdrawal privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year. The Internal Revenue Code may impose restrictions on surrenders from contracts issued as Tax Sheltered Annuities.

2 Nationwide may assess a loan processing fee at the time each new loan is processed. Currently, Nationwide does not assess a loan processing fee. Loans are only available for contracts issued as Tax Sheltered Annuities. Loans are not available in all states. In addition, some states may not permit Nationwide to assess a loan processing fee.

3 Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities.

4 The Contract Maintenance Charge is deducted annually from all contracts containing less than $50,000 on each contract anniversary. This charge is permanently waived for any contract valued at $50,000 or more on any contract anniversary.

5 The loan interest rate is determined, based on market conditions, at the time of loan application or issuance. The loan balance in the collateral fixed account is credited with interest at 2.25% less than the loan interest rate. Thus, the net loan interest charge is an annual rate of 2.25%, which is applied against the outstanding loan balance.

6 These charges apply only to sub-account allocations. They do not apply to allocations made to the fixed account or to the Guaranteed Term Options. They are charged on a daily basis at the annualized rate noted above.

7 The One-Year Enhanced Death Benefit II Option is only available for contracts with annuitants age 80 or younger at the time of application.

------------------------------------------------------------------------------------------------------------------------------------

                                                RECURRING CONTRACT EXPENSES (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------- ------

         ONE-YEAR ENHANCED DEATH BENEFIT OPTION (available until September 1, 2004 or until state approval is received for
         the One-Year Enhanced Death Benefit II Option)..................................................................     0.10%
         Total Variable Account Charges (including this option only).....................................................     1.20%

         ONE-MONTH ENHANCED DEATH BENEFIT II OPTION (available beginning September 1, 2004 or a later date if state law
         requires).......................................................................................................     0.35%8
         Total Variable Account Charges (including this option only).....................................................     1.45%

         ONE-MONTH ENHANCED DEATH BENEFIT OPTION (available until September 1, 2004 or until state approval is received for
         the One-Month Enhanced Death Benefit II Option).................................................................     0.30%
         Total Variable Account Charges (including this option only).....................................................     1.40%

         COMBINATION ENHANCED DEATH BENEFIT II OPTION (available beginning September 1, 2004 or a later date if state law
         requires).......................................................................................................     0.45%9
         Total Variable Account Charges (including this option only).....................................................     1.55%

         COMBINATION ENHANCED DEATH BENEFIT OPTION (available until September 1, 2004 or until state approval is received
         for the Combination Enhanced Death Benefit II Option)...........................................................    0.40%10
         Total Variable Account Charges (including this option only).....................................................     1.50%

     SPOUSAL PROTECTION OPTIONS (an applicant may elect one)

         SPOUSAL PROTECTION ANNUITY II OPTION (available beginning September 1, 2004 or a later date if state law requires)
         Total Variable Account Charges (including this option only).....................................................     0.20%
                                                                                                                              1.30%

         SPOUSAL PROTECTION ANNUITY OPTION (available until September 1, 2004 or until state approval is received for the
         Spousal Protection Annuity II Option)...........................................................................     0.10%
         Total Variable Account Charges (including this option only).....................................................     1.20%

     BENEFICIARY PROTECTOR II OPTION.....................................................................................    0.35%11
     Total Variable Account Charges (including this option only).........................................................     1.45%
         In addition to the charge assessed to variable account allocations, allocations made to the fixed account or to the Guaranteed Term Options will be assessed a fee of 0.35%.

     3% EXTRA VALUE OPTION...............................................................................................    0.45%12
     Total Variable Account Charges (including this option only).........................................................     1.55%
         In addition to the charge assessed to variable account allocations, allocations made to the fixed account and the Guaranteed Term Options for the first 7 contract years will be assessed a fee of 0.45%.
----------------------------------------------------------------------------------------------------------------------------- ------
------------------------------------------------------------------------------------------------------------------------------------

                                                       (CONTINUED ON NEXT PAGE)

------------------------------------------------------------------------------------------------------------------------------------

1 The One-Month Enhanced Death Benefit II Option is only available for contracts with annuitants age 80 or younger at the time of application.

2 The Combination Enhanced Death Benefit II Option is only available for contracts with annuitants age 75 or younger at the time of application.

3 The Combination Enhanced Death Benefit Option is only available for contracts with annuitants age 80 or younger at the time of application.

4 The Beneficiary Protector II Option is only available for contracts with annuitants age 75 or younger at the time of application.

5 Nationwide will discontinue deducting the charge associated with the 3% Extra Value Option 7 years from the date the contract was issued. Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the fixed account when the contract owner elects or has elected the 3% Extra Value Option.

------------------------------------------------------------------------------------------------------------------------------------

                                                RECURRING CONTRACT EXPENSES (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------- ------

     CAPITAL PRESERVATION PLUS LIFETIME INCOME OPTION (available beginning March 1, 2005, or a later date if state law
     requires)...........................................................................................................    1.00%14
     Total Variable Account Charges (including this option only).........................................................     2.10%
         In addition to the charge assessed to variable account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of 1.00%.13

     CAPITAL PRESERVATION PLUS OPTION (available for 150 days after the later of March 1, 2005 or the date state approval
     is received for the Capital Preservation Plus Lifetime Income Option)...............................................    0.50%15
     Total Variable Account Charges (including this option only).........................................................     1.60%

         In addition to the charge assessed to variable account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of 0.50%.
----------------------------------------------------------------------------------------------------------------------------- ------

The next table shows the fees and expenses that a contract owner would pay if he/she elected all of the optional benefits available under the contract (and the most expensive of mutually exclusive optional benefits).

------------------------------------------------------------------------------------------------------------------------------------

                                                 SUMMARY OF MAXIMUM CONTRACT EXPENSES
                                              (for contracts issued after March 1, 2005)

------------------------------------------------------------------------------------------------------------------------------------

Variable Account Charge (applicable to all contracts)....................................................................     1.10%
Combination Enhanced Death Benefit II Option.............................................................................     0.45%
Beneficiary Protector II Option..........................................................................................     0.35%
Spousal Protection Annuity II Option.....................................................................................     0.20%
3% Extra Value Option....................................................................................................     0.45%
Capital Preservation Plus Lifetime Income Option.........................................................................     1.00%

----------------------------------------------------------------------------------------------------------------------------- ------

MAXIMUM POSSIBLE TOTAL VARIABLE ACCOUNT CHARGES..........................................................................     3.55%

----------------------------------------------------------------------------------------------------------------------------- ------

UNDERLYING MUTUAL FUND ANNUAL EXPENSES


The next table shows the minimum and maximum total operating expenses charged by the underlying mutual funds periodically during the life of the contract. The table does not reflect Short-Term Trading Fees. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.


--------------------------------------------------------------------------------------------------------- --------------- ----------
Total Annual Underlying Mutual Fund Operating Expenses                                                       Minimum         Maximum
--------------------------------------------------------------------------------------------------------- --------------- ----------
(expenses that are deducted from underlying mutual fund assets, including management fees, distribution       0.52%           4.56%
(12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets)
--------------------------------------------------------------------------------------------------------- --------------- ----------

The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.

The following underlying mutual funds assess a short-term trading fee in connection with transfers from an underlying mutual fund sub-account that occur within 60 days after the date of allocation to that sub-account (see "Short-Term Trading Fees"):

o American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV

o    Fidelity Variable Insurance Products Fund - Fidelity VIP Overseas
     Portfolio: Service Class 2R

o Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3

o    GVIT - Dreyfus GVIT International Value Fund: Class VI

o    GVIT - Gartmore GVIT Emerging Markets Fund: Class VI


1 Currently, the Guaranteed Term Option/Target Term Option charge associated with the Capital Preservation Plus Lifetime Income Option is equal to a reduction in crediting rates of 0.60%.

2 The Capital Preservation Plus Lifetime Income Option may only be elected at the time of application or within the first 60 days after the contract is issued. The Capital Preservation Plus Lifetime Income Option is not available when the Capital Preservation Plus Option or the 3% Extra Value option is elected. Currently, the variable account charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.60% of the daily net assets of the variable account.

3 The Capital Preservation Plus Option can be elected by any contract owner or applicant until May 1, 2005. Effective May 1, 2005, if the option is still available, the Capital Preservation Plus Option may only be elected at application or within the first 60 days after the contract is issued. The Capital Preservation Plus Option is not available if the Capital Preservation Plus Lifetime Income Option is elected. Nationwide will discontinue deducting the charges associated with the Capital Preservation Plus Option at the end of the Guaranteed Term Option/Target Term Option that corresponds to the end of the program period elected by the contract owner.

o    GVIT - Gartmore GVIT Global Health Sciences Fund: Class VI

o    GVIT - Gartmore GVIT Global Technology and Communications Fund: Class VI

o    Janus Aspen Series - International Growth Portfolio: Service II Shares

o    Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA:
     Class IV


EXAMPLE


This Example is intended to help contract owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, variable account annual expenses, and underlying mutual fund fees and expenses. The Example does not reflect premium taxes or Short-Term Trading Fees which, if reflected, would result in higher expenses.


The Example assumes:

o    a $10,000 investment in the contract for the time periods indicated;

o    a 5% return each year;

o the maximum and the minimum fees and expenses of any of the underlying mutual funds;

o    Contingent Deferred Sales Charges;

o A $30 Contract Maintenance Charge expressed as a percentage of the average contract account size; and

o the total variable account charges associated with the most expensive combination of optional benefits (3.55%).


For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.

------------------------------------------------------------------------------------------------------------------------------------
                                     If you surrender your contract          If you do not          If you annuitize your contract
                                      at the end of the applicable             surrender             at the end of the applicable
                                               time period                   your contract                    time period
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                      1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs. 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs.   10 Yrs.
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Maximum Total Underlying Mutual

Fund Operating Expenses (4.56%)       1,513   2,999  4,360   7,454    883   2,549   4,090   7,454     *    2,549   4,090    7,454

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Minimum Total Underlying Mutual

Fund Operating Expenses (0.52%)       1,089   1,832  2,583   4,674    459   1,382   2,313   4,674     *    1,382   2,313    4,674

------------------------------------------------------------------------------------------------------------------------------------

*The contracts sold under this prospectus do not permit annuitization during the first two contract years.

SYNOPSIS OF THE CONTRACTS

The contracts described in this prospectus are individual flexible purchase payment contracts.

The contracts can be categorized as:
o        Charitable Remainder Trusts;
o        Individual Retirement Annuities ("IRAs");
o        Investment-Only Contracts (Qualified Plans);
o        Non-Qualified Contracts;
o        Roth IRAs;
o        Simplified Employee Pension IRAs ("SEP IRAs");
o        Simple IRAs; and
o        Tax Sheltered Annuities (Non-ERISA).

For more detailed information with regard to the differences in contract types, please see Appendix C: Contract Types and Tax Information later in this prospectus.

PURPOSE OF THE CONTRACT

The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used:

o    by institutional investors;

o    in connection with other Nationwide contracts that have the same annuitant;
     or

o in connection with other Nationwide contracts that have different annuitants, but the same contract owner.

By providing these annuity benefits, Nationwide assumes certain risks. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk, including, but not limited to, rescinding the contract and returning the contract value (less any applicable Contingent Deferred Sales Charge and/or market value adjustment). Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete or otherwise deficient information provided by the contract owner.

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

-------------------------- ------------------ -----------------
        CONTRACT            MINIMUM INITIAL       MINIMUM
          TYPE             PURCHASE PAYMENT*     SUBSEQUENT
                                                 PAYMENTS**
-------------------------- ------------------ -----------------
-------------------------- ------------------ -----------------
Charitable Remainder            $5,000              $500
Trust
-------------------------- ------------------ -----------------
-------------------------- ------------------ -----------------
IRA                             $3,000              $500
-------------------------- ------------------ -----------------
-------------------------- ------------------ -----------------
Investment-Only                 $3,000              $500
-------------------------- ------------------ -----------------
-------------------------- ------------------ -----------------
Non-Qualified                   $5,000              $500
-------------------------- ------------------ -----------------
-------------------------- ------------------ -----------------
Roth IRA                        $3,000              $500
-------------------------- ------------------ -----------------
-------------------------- ------------------ -----------------
SEP IRA                         $3,000              $500
-------------------------- ------------------ -----------------
-------------------------- ------------------ -----------------
Simple IRA                      $3,000              $500
-------------------------- ------------------ -----------------
-------------------------- ------------------ -----------------
Tax Sheltered Annuity           $3,000              $500
-------------------------- ------------------ -----------------

*A contract owner will meet the minimum initial purchase payment requirement by making purchase payments equal to the
required minimum over the course of the first contract year.

**For subsequent purchase payments sent via automatic deposit, the minimum subsequent purchase payment is $50.

Subsequent purchase payments may not be permitted in all states.

If the contract owner elects the 3% Extra Value Option, amounts credited to the contract in excess of total purchase payments may not be used to meet the minimum initial and subsequent purchase payment requirements.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

CREDITS ON PURCHASE PAYMENTS

Purchase Payment Credits ("PPCs") are additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels.

Each time a contract owner submits a purchase payment, Nationwide will perform a calculation to determine if and how many PPCs are payable as a result of that particular deposit.

PPCs are considered earnings, not purchase payments, and they will be allocated in the same proportion that purchase payments are allocated on the date the PPCs are applied.

If the contract owner cancels the contract pursuant to the contractual free-look provision, Nationwide will recapture all PPCs applied to the contract. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free-look, Nationwide will recapture all PPCs, but under no circumstances will the amount returned to the contract owner be less than the purchase payments made to the contract. In those states that allow a return of contract value, the contract owner will retain any earnings attributable to the PPCs, but all losses attributable to the PPCs will be incurred by Nationwide.

All PPCs are fully vested after the end of the contractual free-look period.

For further information on PPCs, please see "Purchase Payment Credits" later in this prospectus.

CHARGES AND EXPENSES

Variable Account Charge

Nationwide deducts a Variable Account Charge equal to an annualized rate of 1.10% of the daily net assets of the variable account. Nationwide assesses this charge to offset expenses incurred in the day to day business of issuing, distributing and maintaining variable annuity contracts.

Contract Maintenance Charge

A $30 Contract Maintenance Charge is assessed on each contract anniversary and upon full surrender of the contract. If, on any contract anniversary (or on the date of a full surrender) the contract value is $50,000 or more, Nationwide will waive the Contract Maintenance Charge from that point forward.

Contingent Deferred Sales Charge

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments surrendered.

Death Benefit Options

In lieu of the standard death benefit, an applicant may elect a death benefit option at the time of application, as follows:

--------------------------------------------------- --------------
DEATH BENEFIT OPTIONS                               CHARGES*
--------------------------------------------------- --------------
--------------------------------------------------- --------------
One-Year Enhanced Death Benefit II Option1          0.15%
--------------------------------------------------- --------------
--------------------------------------------------- --------------
One-Year Enhanced Death Benefit Option2             0.10%
--------------------------------------------------- --------------
--------------------------------------------------- --------------
One-Month Enhanced Death Benefit II Option3         0.35%
--------------------------------------------------- --------------
--------------------------------------------------- --------------
One-Month Enhanced Death Benefit Option4            0.30%
--------------------------------------------------- --------------
--------------------------------------------------- --------------
Combination Enhanced Death Benefit II Option5       0.45%
--------------------------------------------------- --------------
--------------------------------------------------- --------------
Combination Enhanced Death Benefit Option6          0.40%
--------------------------------------------------- --------------

*The charges shown are the annualized rates charged as a percentage of the daily net assets of the variable account.

1The One-Year Enhanced Death Benefit II Option is only available beginning September 1, 2004 (or a later date if state law requires) and is only available for contracts with annuitants age 80 or younger at the time of application.

2The One-Year Enhanced Death Benefit Option is only available until September 1, 2004 (or a later date if state law requires).

3The One-Month Enhanced Death Benefit II Option is only available beginning September 1, 2004 (or a later date if state law requires) and is only available for contracts with annuitants age 80 or younger at the time of application.

4The One-Month Enhanced Death Benefit Option is only available until September 1, 2004 (or a later date if state law requires).

5The Combination Enhanced Death Benefit II Option is only available beginning September 1, 2004 (or a later date if state law requires) and is only available for contracts with annuitants age 75 or younger at the time of application.

6The Combination Enhanced Death Benefit Option is only available until September 1, 2004 (or a later date if state law requires) and is only available for contracts with annuitants age 80 or younger at the time of application.

For more information about the standard and optional death benefits, please see the "Death Benefit Calculations" provision.

Spousal Protection Annuity Options

--------------------------------------------------- --------------
SPOUSAL PROTECTION ANNUITY OPTIONS                  CHARGES*
--------------------------------------------------- --------------
--------------------------------------------------- --------------
Spousal Protection Annuity II Option1               0.20%
--------------------------------------------------- --------------
--------------------------------------------------- --------------
Spousal Protection Annuity Option2                  0.10%
--------------------------------------------------- --------------

*The charges shown are the annualized rates charged as a percentage of the daily net assets of the variable account.

1The Spousal Protection Annuity II Option is only available beginning September 1, 2004 (or a later date if state law requires).

2The Spousal Protection Annuity Option is only available until September 1, 2004 (or until state approval of the price increase is received).

Beneficiary Protector II Option

A Beneficiary Protector II Option is available under the contract at the time of application. This option is only available for contracts with annuitants age 75 or younger at the time of application. If the contract owner of an eligible contract elects the Beneficiary Protector II Option, Nationwide will deduct an additional charge at an annualized rate of 0.35% of the daily net assets of the variable account. Additionally, allocations made to the fixed account and the Guaranteed Term Options will be assessed a fee of 0.35%.

3% Extra Value Option

A 3% Extra Value Option is available under the contract at the time of application. If the contract owner elects the 3% Extra Value Option, Nationwide will assess a charge equal to an annualized rate of 0.45% of the daily net assets of the variable account. In addition to the charge assessed to the variable account, allocations made to the fixed account and the Guaranteed Term Options will be assessed a fee of 0.45%. Nationwide will discontinue deducting the charge at the end of the 7th contract year. Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the fixed account when the contract owner elects or has elected the 3% Extra Value Option. These restrictions may be imposed at Nationwide's discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.


Capital Preservation Plus Option

The Capital Preservation Plus Option is available for 150 days after the later of March 1, 2005 or the date state approval is received for the Capital Preservation Plus Lifetime Income Option. It may be elected by any applicant or contract owner until May 1, 2005. Effective May 1, 2005, if the option is still available, it may only be elected at application or within the first 60 days after a contract is issued. The Capital Preservation Plus Option may not be elected if the Capital Preservation Plus Lifetime Income Option is elected.

If the contract owner or applicant elects the Capital Preservation Plus Option, Nationwide will deduct an additional charge at an annualized rate not to exceed 0.50% of the daily net assets of the variable account. Additionally, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of not more than 0.50%. Consequently, the interest rate of return credited to assets in the Guaranteed Term Option/Target Term Option will be lowered due to the assessment of this charge.

Capital Preservation Plus Lifetime Income Option

Beginning March 1, 2005 (or a later date if state law requires), a contract owner may elect the Capital Preservation Plus Lifetime Income Option at the time of application or within the first 60 days after the contract is issued, provided that the primary contract owner (or the primary annuitant in the case of a non-natural contract owner) is age 35 or older at the time of application. The Capital Preservation Plus Lifetime Income Option may not be elected if the Capital Preservation Plus Option or the 3% Extra Value Option is elected.

If an applicant elects the Capital Preservation Plus Lifetime Income Option, Nationwide will deduct an additional charge at an annualized rate not to exceed 1.00% of the daily net assets of the variable account. Currently, the variable account charge is an annualized rate of 0.60% of the daily net assets of the variable account. Additionally, the interest rate of return credited to allocations made to the Guaranteed Term Options or Target Term Options will be reduced by not more than 1.00%. Currently, the interest rate deduction is 0.60%.


Charges for Optional Benefits

The charges associated with optional benefits are generally only assessed prior to annuitization. However, the charge associated with the 3% Extra Value Option is assessed for the first 7 contract years. Therefore, if a contract owner that elected the 3% Extra Value Option annuitizes before the end of the 7th contract year, the charge for that option will continue to be assessed after annuitization until the end of the 7th contract year.

ANNUITY PAYMENTS

Annuity payments begin on the annuitization date and will be based on the annuity payment option chosen prior to annuitization. Annuity payments will generally be received within 7 to 10 days after each annuity payment date.

TAXATION

How a contract is taxed depends on the type of contract issued and the purpose for which the contract is purchased. Nationwide will charge against the contract any premium taxes levied by any governmental authority (see "Federal Tax Considerations" in Appendix C: Contract Types and Tax Information and "Premium Taxes").

TEN DAY FREE-LOOK

Contract owners may return the contract for any reason within ten days of receipt and Nationwide will refund the contract value or other amount required by law (see "Right to Examine and Cancel").

CONDENSED FINANCIAL INFORMATION

The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of variable account charges which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value - Valuing an Accumulation Unit"). Please refer to Appendix B for information regarding the minimum and maximum class of accumulation unit values. All classes of accumulation unit values may be obtained, free of charge, by contacting Nationwide's home office at the telephone number listed on page 1 of this prospectus.

FINANCIAL STATEMENTS

Financial statements for the variable account and Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting Nationwide's home office at the telephone number listed on page 1 of this prospectus.

NATIONWIDE LIFE INSURANCE COMPANY

Nationwide is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products. It is admitted to do business in all states, the District of Columbia and Puerto Rico.

Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.

NATIONWIDE INVESTMENT SERVICES CORPORATION

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly owned subsidiary of Nationwide.

INVESTING IN THE CONTRACT

THE VARIABLE ACCOUNT AND UNDERLYING MUTUAL FUNDS

Nationwide Variable Account-II is a variable account that invests in the underlying mutual funds listed in Appendix A. Nationwide established the variable account on October 7, 1981 pursuant to Ohio law. Although the variable account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to contract owners under the contracts.

The variable account is divided into sub-accounts, each corresponding to a single underlying mutual fund. Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on contract owner instructions.

Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the variable account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract owners will receive notice of any such changes that affect their contract. Additionally, not all of the underlying mutual funds are available in every state.

In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms or their affiliates may be added to the variable account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs: (1) shares of a current underlying mutual fund are no longer available for investment; or (2) further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.

GUARANTEED TERM OPTIONS


Guaranteed Term Options ("GTOs") are separate investment options under the contract. The minimum amount that may be allocated to a GTO is $1,000. Allocations to a GTO are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for Guaranteed Term Option obligations. The separate account's assets are held separately from Nationwide's other assets and are not chargeable with liabilities incurred in any other business of Nationwide. However, the general assets of Nationwide are available for the purpose of meeting the guarantees of any GTO, subject to Nationwide's claims-paying ability. A GTO prospectus should be read along with this prospectus.


Guaranteed Term Options provide a guaranteed rate of interest over five different maturity durations: one (1), three (3), five (5), seven (7) or ten
(10) years. Note: The guaranteed term may last for up to 3 months beyond the 1, 3, 5, 7, or 10 year period since every guaranteed term will end on the final day of a calendar quarter.


For the duration selected, Nationwide will declare a guaranteed interest rate. The guaranteed interest rate will be credited to amounts allocated to the GTO(s) unless a distribution is taken before the maturity date. If a distribution occurs before the maturity date, the amount distributed will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount distributed depending on fluctuations in swap rates. No market value adjustment will be applied if GTO allocations are held to maturity.

Because a market value adjustment can affect the value of a distribution, its effects should be carefully considered before surrendering or transferring from GTOs. Please refer to the prospectus for the GTOs for further information.

Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the annuitization date. In addition, GTOs are not available for use with Asset Rebalancing, Dollar Cost Averaging, or Systematic Withdrawals.


Guaranteed Term Options may not be available in every state.

GTO Charges Assessed for Certain Optional Benefits


For contract owners that elect the following optional benefits, allocations made to the GTOs will be assessed a fee as indicated:


------------------------------------------------- ----------------
OPTIONAL BENEFIT                                  GTO CHARGE
------------------------------------------------- ----------------
------------------------------------------------- ----------------
Beneficiary Protector II Option                   0.35%
------------------------------------------------- ----------------
------------------------------------------------- ----------------
Extra Value Option                                0.45%
------------------------------------------------- ----------------
------------------------------------------------- ----------------
Capital Preservation Plus Option                  0.50%
------------------------------------------------- ----------------
------------------------------------------------- ----------------

Capital Preservation Plus Lifetime Income Option  up to 1.00%*

------------------------------------------------- ----------------


*Currently, the GTO charge associated with this option is 0.60%.


The GTO charges are assessed by decreasing the interest rate of return credited to assets allocated to the Guranteed Term Options.

Target Term Options


Due to certain state requirements, in some state jurisdictions, Nationwide uses Target Term Options ("TTOs") instead of GTOs in connection with the Capital Preservation Plus Option and the Capital Preservation Plus Lifetime Income Option. Target Term Options are not available separate from these options.

For all material purposes, GTOs and TTOs are the same. Target Term Options are managed and administered identically to GTOs. The distinction is that the interest rate associated with TTOs is not guaranteed as it is in GTOs. However, because the options are managed and administered identically, the result to the investor is the same.

All references in this prospectus to GTOs in connection with the Capital Preservation Plus Option and the Capital Preservation Plus Lifetime Income Option will also mean TTOs (in applicable jurisdictions). Please refer to the prospectus for the Guaranteed Term Options/Target Term Options for more information.


THE FIXED ACCOUNT

The fixed account is an investment option that is funded by assets of Nationwide's general account. The general account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts and is used to support Nationwide's annuity and insurance obligations. The general account is not subject to the same laws as the variable account and the SEC has not reviewed material in this prospectus relating to the fixed account.

Purchase payments will be allocated to the fixed account by election of the contract owner. Nationwide reserves the right to limit or refuse purchase payments allocated to the fixed account at its sole discretion. Generally, Nationwide will invoke this right when interest rates are low by historical standards.

Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the fixed account when the contract owner elects or has elected the 3% Extra Value Option. These restrictions may be imposed at Nationwide's discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.

The investment income earned by the fixed account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of fixed account allocations:

o New Money Rate - The rate credited on the fixed account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.

o Variable Account to Fixed Rate - Allocations transferred from any of the underlying investment options in the variable account to the fixed account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the variable account to the fixed account.

o Renewal Rate - The rate available for maturing fixed account allocations which are entering a new guarantee period. The contract owner will be notified of this rate in a letter issued with the quarterly statements when any of the money in the contract owner's fixed account matures. At that time, the contract owner will have an opportunity to leave the money in the fixed account and receive the Renewal Rate or the contract owner can move the money to any of the other underlying mutual fund options.

o Dollar Cost Averaging Rate - From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a dollar cost averaging program.

All of these rates are subject to change on a daily basis; however, once applied to the fixed account, the interest rates are guaranteed until the end of the calendar quarter during which the 12 month anniversary of the fixed account allocation occurs.

Credited interest rates are annualized rates - the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.

The guaranteed rate for any purchase payment will be effective for not less than twelve months. Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law.

Any interest in excess of the minimum interest rate required by applicable state law will be credited to fixed account allocations at Nationwide's sole discretion. The contract owner assumes the risk that interest credited to fixed account allocations may not exceed the minimum interest rate required by applicable state law for any given year.

Nationwide guarantees that the fixed account contract value will not be less than the amount of the purchase payments allocated to the fixed account, plus interest credited as described above, less any surrenders and any applicable charges including CDSC. Additionally, Nationwide guarantees that interest credited to fixed account allocations will not be less than the minimum interest required by applicable state law.

Fixed Account Interest Rate Guarantee Period

The fixed account interest rate guarantee period is the period of time that the fixed account interest rate is guaranteed to remain the same. During a fixed account interest rate guarantee period, transfers cannot be made from the fixed account, and amounts transferred to the fixed account must remain on deposit.

For new purchase payments allocated to the fixed account and transfers to the fixed account, the fixed account interest rate guarantee period begins on the date of deposit or transfer and ends on the one year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to 3 months beyond the 1 year anniversary because guaranteed terms end on the last day of a calendar quarter.

The fixed account interest rate guarantee period is distinct from the maturity durations associated with Guaranteed Term Options.

Fixed Account Charges Assessed for Certain Optional Benefits

All interest rates credited to the fixed account will be determined as described above. Based on the criteria listed above, it is possible for a contract with various optional benefits to receive the same rate of interest as a contract with no optional benefits. However, for contract owners that elect certain optional benefits under the contract, a charge is assessed to assets allocated to the fixed account. Consequently, even though the guaranteed interest rate credited does not change, the charge assessed for the optional benefit will result in investment returns lower than the interest rate credited, as specified below:

--------------------------------------------- --------------------
OPTIONAL BENEFIT                              FIXED ACCOUNT
                                              CHARGES
--------------------------------------------- --------------------
--------------------------------------------- --------------------
Beneficiary Protector II Option               0.35%*
--------------------------------------------- --------------------
--------------------------------------------- --------------------
Extra Value Option                            0.45%**
--------------------------------------------- --------------------

*The fixed account charge associated with this option will not be assessed after the applicable benefits are applied according to the terms of the option.

**The fixed account charge associated with this option will not be assessed after the end of the 7th contract year.

Although there is a fee assessed to the assets in the fixed account when either of the above optional benefits are elected, Nationwide guarantees that the interest rate credited to any assets in the fixed account will never be less than the minimum interest rate required by applicable state law.

THE CONTRACT IN GENERAL

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates.

Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs. Not all benefits, programs, features and investment options described in this prospectus are available or approved for use in every state.

The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used:

o    by institutional investors;

o    in connection with other Nationwide contracts that have the same annuitant;
     or

o in connection with other Nationwide contracts that have different annuitants, but the same contract owner.

By providing these annuity benefits, Nationwide assumes certain risks. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk, including, but not limited to, rescinding the contract and returning the contract value (less any applicable Contingent Deferred Sales Charge and/or market value adjustment). Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete or otherwise deficient information provided by the contract owner.

If this contract is purchased to replace another variable annuity, be aware that the mortality tables used to determine the amount of annuity payments may be less favorable than those in the contract being replaced.

These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contracts. Guarantees under the contracts are the sole responsibility of Nationwide.

In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that contract owners and prospective contract owners understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract and optional charges may not be the same in later contract years as they are in early contract years. The various contract and optional benefit charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.

Following is a discussion of some relevant factors that may be of particular interest to prospective investors.

DISTRIBUTION, PROMOTIONAL AND SALES EXPENSES

Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 7.00%. Note that the individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.

In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products. For more information on the exact compensation arrangement associated with this contract, please consult your registered representative.

UNDERLYING MUTUAL FUNDS

The underlying mutual funds incur expense each time they sell, administer, or redeem their shares. The variable account (established and administered by Nationwide) aggregates all contract owner purchase, redemption, and transfer requests and submits one net purchase/redemption request to the underlying mutual fund each day. Thus, from the underlying mutual fund's standpoint, the variable account is a single shareholder. When the variable account aggregates transactions, the underlying mutual fund is relieved of incurring the expense of processing individual transactions. The expense is incurred by Nationwide.

Nationwide also pays the costs of selling the contract (as discussed above), which benefits the underlying mutual funds by providing contract owners with access to the sub-accounts that correspond to the underlying mutual funds.

The underlying mutual funds understand and acknowledge the value of these services provided by Nationwide. Accordingly, the underlying mutual funds pay Nationwide (or Nationwide affiliates) a fee for some of the distribution and operational services that Nationwide provides (and related costs incurred). These payments may be made pursuant to an underlying mutual fund's 12b-1 plan, in which case they are deducted from underlying mutual fund assets. Alternatively, such payments may be made pursuant to service/administration agreements between Nationwide (or Nationwide affiliate) and the underlying mutual fund's adviser (or its affiliates), in which case payments are typically made from assets outside of the underlying mutual fund assets. In some cases, however, payments received may derive from sub-transfer agent fees or fees taken pursuant to administrative service plans adopted by the underlying mutual fund.

Nationwide took into consideration the anticipated payments from underlying mutual funds when it determined the charges that would be assessed under the contract. Without these payments, contract charges would be higher. Only those underlying mutual funds that agree to pay Nationwide a fee will be offered in the contract.

PROFITABILITY

Nationwide does consider profitability when determining the charges in the contract. In early contract years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later contract years. In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.

STANDARD CHARGES AND DEDUCTIONS

VARIABLE ACCOUNT CHARGE

Nationwide deducts a Variable Account Charge from the variable account. This amount is computed on a daily basis and is equal to an annualized rate of 1.10% of the daily net assets of the variable account. This fee compensates Nationwide for expenses incurred in the day to day business of distributing, issuing and maintaining annuity contracts. If the Variable Account Charge is insufficient to cover actual expenses, the loss is borne by Nationwide. Nationwide may realize a profit from this charge.

CONTRACT MAINTENANCE CHARGE

Nationwide deducts a Contract Maintenance Charge of $30 on each contract anniversary that occurs before annuitization and upon full surrender of the contract. This charge reimburses Nationwide for administrative expenses involved in issuing and maintaining the contract.

If, on any contract anniversary (or on the date of a full surrender), the contract value is $50,000 or more, Nationwide will waive the Contract Maintenance Charge from that point forward.

The deduction of the Contract Maintenance Charge will be taken proportionately from each sub-account, the fixed account and the Guaranteed Term Options based on the value in each option as compared to the total contract value.

Nationwide will not increase the Contract Maintenance Charge. Nationwide will not reduce or eliminate the Contract Maintenance Charge where it would be discriminatory or unlawful.

CONTINGENT DEFERRED SALES CHARGE

No sales charge deduction is made from purchase payments upon deposit into the contracts. However, if any part of the contract is surrendered, Nationwide may deduct a CDSC. The CDSC will not exceed 7% of purchase payments surrendered.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the amount of purchase payments surrendered.

For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a surrender is usually treated as a withdrawal of earnings first.)

The CDSC applies as follows:

----------------------------- ---------------------------
 NUMBER OF COMPLETED YEARS               CDSC
   FROM DATE OF PURCHASE              PERCENTAGE
          PAYMENT
----------------------------- ---------------------------
----------------------------- ---------------------------
             0                            7%
----------------------------- ---------------------------
----------------------------- ---------------------------
             1                            7%
----------------------------- ---------------------------
----------------------------- ---------------------------
             2                            6%
----------------------------- ---------------------------
----------------------------- ---------------------------
             3                            5%
----------------------------- ---------------------------
----------------------------- ---------------------------
             4                            4%
----------------------------- ---------------------------
----------------------------- ---------------------------
             5                            3%
----------------------------- ---------------------------
----------------------------- ---------------------------
             6                            2%
----------------------------- ---------------------------
----------------------------- ---------------------------
             7                            0%
----------------------------- ---------------------------

Some state jurisdictions may require a lower CDSC schedule. Please refer to your contract for state specific information.

The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's general assets, which may indirectly include portions of the variable account charges, since Nationwide may generate a profit from these charges.

All or a portion of any withdrawal may be subject to federal income taxes. Contract owners taking withdrawals before age 59 1/2 may be subject to a 10% penalty tax.

Additional purchase payments made to the contract after receiving the benefit of a spousal protection option (if elected) are subject to the CDSC provisions of the contract (see "Spousal Protection Annuity Options" on page 19).

Waiver of Contingent Deferred Sales Charge

Each contract year, the contract owner may withdraw without a CDSC the greater of:

(1) 10% of the net difference of purchase payments that are subject to CDSC minus purchase payments surrendered that were subject to CDSC; or

(2) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This CDSC-free withdrawal privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year.

Purchase payments surrendered under the CDSC-free withdrawal privilege are not, for purposes of other calculations under the contract, considered a surrender of purchase payments.

In addition, no CDSC will be deducted:

(1) upon the annuitization of contracts which have been in force for at least 2 years;

(2) upon payment of a death benefit. However, additional purchase payments made to the contract after receiving the benefit of a spousal protection option are subject to the CDSC provisions of the contract; or

(3)  from any values which have been held under a contract for at least 7 years.

No CDSC applies to transfers among sub-accounts or between or among the Guaranteed Term Options, the fixed account, or the variable account.

A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw CDSC-free the greater of the amount that would otherwise be available for withdrawal without a CDSC; and the difference between:

(a) the contract value at the close of the day prior to the date of the withdrawal; and

(b) the total purchase payments made to the contract (less an adjustment for amounts surrendered).

This contract is not designed for and does not support active trading strategies. In order to protect investors in this contract that do not utilize such strategies, Nationwide may initiate certain exchange offers intended to provide contract owners that meet certain criteria with an alternate variable annuity designed to accommodate active trading. If this contract is exchanged as part of an exchange offer, the exchange will be made on the basis of the relative net asset values of the exchanged contract. Furthermore, no CDSC will be assessed on the exchanged assets and Nationwide will "tack" the contract's CDSC schedule onto the new contract. This means that the CDSC schedule will not start anew on the exchanged assets in the new contract; rather, the CDSC schedule from the exchanged contract will be applied to the exchanged assets both in terms of percentages and the number of completed contract years. This enables the contract owner to exchange into the new contract without having to start a new CDSC schedule on exchanged assets. However, if subsequent purchase payments are made to the new contract, they will be subject to any applicable CDSC schedule that is part of the new contract.

The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.

The waiver of CDSC only applies to partial surrenders. If the contract owner elects to surrender the contract in full, Nationwide will assess a CDSC on the entire amount surrendered. For purposes of the CDSC free withdrawal privilege, a full surrender is:

o multiple surrenders taken within a one-year period that deplete the entire contract value; or

o    any single surrender of 90% or more of the contract value.

Long-Term Care/Nursing Home and Terminal Illness Waiver

The contract includes a Long-Term Care/Nursing Home and Terminal Illness waiver at no additional charge.

Under this provision, no CDSC will be charged if:

(1)  the third contract anniversary has passed; and

(2) the contract owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or

(3) the contract owner has been diagnosed by a physician, at any time after contract issuance, to have a terminal illness; and

(4) Nationwide receives and records such a letter from that physician indicating such diagnosis.

Written notice and proof of terminal illness or confinement for 90 days in a hospital or long term care facility must be received in a form satisfactory to Nationwide and recorded at Nationwide's home office prior to waiver of the CDSC.

In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.

For those contracts that have a non-natural person as contract owner as an agent for a natural person, the annuitant may exercise the right of the contract owner for purposes described in this provision. If the non-natural contract owner does not own the contract as an agent for a natural person (e.g., the contract owner is a corporation or a trust for the benefit of an entity), the annuitant may not exercise the rights described in this provision.

PREMIUM TAXES

Nationwide will charge against the contract value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5%. This range is subject to change. The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.

If applicable, Nationwide will deduct premium taxes from the contract either at:

(1)  the time the contract is surrendered;

(2)  annuitization; or

(3)  such earlier date as Nationwide becomes subject to premium taxes.

Premium taxes may be deducted from death benefit proceeds.

SHORT-TERM TRADING FEES

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of allocation to the sub-account.

Short-term trading fees are intended to compensate the underlying mutual fund (and contract owners with interests allocated in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies. Short-term trading fees are not intended to affect the large majority of contract owners not engaged in such strategies.

Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading. Short-term trading fees will only apply to those sub-accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus). Any short-term trading fees paid are retained by the underlying mutual fund, not by Nationwide, and are part of the underlying mutual fund's assets. Contract owners are responsible for monitoring the length of time allocations are held in any particular underlying mutual fund. Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.

For a complete list of the underlying mutual funds offered under the contract that assess (or reserve the right to assess) a short-term trading fee, please see "Underlying Mutual Fund Annual Expenses" earlier in this prospectus.

If a short-term trading fee is assessed, the underlying mutual fund will charge the variable account 1% of the amount determined to be engaged in short-term trading. The variable account will then pass the short-term trading fee on to the specific contract owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that contract owner's sub-account value. All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the variable account.

When multiple purchase payments (or exchanges) are made to a sub-account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees. In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the short-term trading fees. Transactions that are not subject to short-term trading fees include:

o scheduled and systematic transfers, such as Dollar Cost Averaging, Asset Rebalancing, and Systematic Withdrawals;

o    contract loans or surrenders, including CDSC-free withdrawals;

o    surrenders of annuity units to make annuity payments;

o    surrenders of accumulation units to pay the annual Contract Maintenance
     Charge;

o    surrenders of accumulation units to pay a death benefit; or

o    transfers made upon annuitization of the contract.

New share classes of certain currently available underlying mutual funds may be added as investment options under the contracts. These new share classes may require the assessment of short-term trading or redemption fees. When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.

OPTIONAL CONTRACT BENEFITS, CHARGES AND DEDUCTIONS


For an additional charge, the following optional benefits are available to contract owners. Not all optional benefits are available in every state. Unless otherwise indicated, optional benefits must be elected at the time of application and may not be terminated.


The charges associated with optional benefits are generally only assessed prior to annuitization. However, the charge associated with the 3% Extra Value Option is assessed for the first 7 contract years. Therefore, if a contract owner that elected the 3% Extra Value Option annuitizes before the end of the 7th contract year, the charge for that option will continue to be assessed after annuitization until the end of the 7th contract year.

DEATH BENEFIT OPTIONS

For an additional charge, the contract owner may elect a death benefit option. The charge associated with each option will be assessed until annuitization and are assessed on variable account allocations only.

One-Year Enhanced Death Benefit II Option

Beginning September 1, 2004 (or a later date if state law requires), applicants with annuitants age 80 or younger at the time of application can elect the One-Year Enhanced Death Benefit II Option for an additional charge at an annualized rate of 0.15% of the daily net assets of the variable account. Nationwide may realize a profit from the charge assessed for this option.


For contracts that have elected this option, if the total of all purchase payments made to the contract is $3,000,000 or less, the death benefit will be the greatest of:

(1) (a) if the contract was issued prior to February 1, 2005: the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant's death;

     (b) if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit;


(2) the total of all purchase payments, less an adjustment for amounts surrendered; or

(3) the highest contract value on any contract anniversary prior to the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

For contracts that have elected this option, if the total of all purchase payments made to the contract is greater than

$3,000,000, the death benefit will be adjusted as described in the "Death Benefit Calculations" provision on page 37.

One-Year Enhanced Death Benefit Option

For contracts issued prior to September 1, 2004 (or prior to state approval of the One-Year Enhanced Death Benefit II Option), the applicant can elect the One-Year Enhanced Death Benefit Option. On the latter of September 1, 2004 or the date state approval is received for the One-Year Enhanced Death Benefit II Option, this option is no longer available. The One-Year Enhanced Death Benefit is the same as the One-Year Enhanced Death Benefit II Option, except that this option has a lower price (0.10% of the daily net assets of the variable account) and there is no restriction as to the annuitant's age. Nationwide may realize a profit from the charge assessed for this option.

One-Month Enhanced Death Benefit II Option

Beginning September 1, 2004 (or a later date if state law requires), applicants with annuitants age 80 or younger at the time of application can elect the One-Month Enhanced Death Benefit II Option for an additional charge at an annualized rate of 0.35% of the daily net assets of the variable account. Nationwide may realize a profit from the charge assessed for this option.


For contracts that have elected this option, if the total of all purchase payments made to the contract is $3,000,000 or less, the death benefit will be the greatest of:

(1) (a) if the contract was issued prior to February 1, 2005: the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant's death;

     (b) if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit;


(2) the total of all purchase payments, less an adjustment for amounts surrendered; or

(3) the highest contract value on any monthly contract anniversary prior to the annuitant's 81st birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that monthly contract anniversary.

For contracts that have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be adjusted as described in the "Death Benefit Calculations" provision on page 37.

One-Month Enhanced Death Benefit Option

For contracts issued prior to September 1, 2004 (or prior to state approval of the One-Month Enhanced Death Benefit II Option), the applicant can elect the One-Month Enhanced Death Benefit Option. On the latter of September 1, 2004 or the date state approval is received for the One-Month Enhanced Death Benefit II Option, this option is no longer available. The One-Month Enhanced Death Benefit is the same as the One-Month Enhanced Death Benefit II Option, except that this option has a lower price (0.30% of the daily net assets of the variable account), there is no restriction as to the annuitant's age, and for item (3) above, Nationwide considers the highest contract value on any monthly contract anniversary prior to the annuitant's 86th birthday (subject to the same adjustments). Nationwide may realize a profit from the charge assessed for this option.

Combination Enhanced Death Benefit II Option

Beginning September 1, 2004 (or a later date if state law requires), applicants with annuitants age 75 or younger at the time of application can elect the Combination Enhanced Death Benefit II Option for an additional charge at an annualized rate of 0.45% of the daily net assets of the variable account. Nationwide may realize a profit from the charge assessed for this option.


For contracts that have elected this option, if the total of all purchase payments made to the contract is $3,000,000 or less, the death benefit will be the greatest of:

(1) (a) if the contract was issued prior to February 1, 2005: the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant's death;

     (b) if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit;


(2) the total of all purchase payments , less an adjustment for amounts surrendered;

(3) the highest contract value on any contract anniversary before the annuitant's 81st birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

(4)  the 5% interest anniversary value.

For contracts that have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be adjusted as described in the "Death Benefit Calculations" provision on page 37.

Combination Enhanced Death Benefit Option

For contracts issued prior to September 1, 2004 (or prior to state approval of the Combination Enhanced Death Benefit II Option), the applicant can elect the Combination Enhanced Death Benefit Option. On the latter of September 1, 2004 or the date state approval is received for the Combination Enhanced Death Benefit II Option, this option is no longer available. The Combination Enhanced Death Benefit is the same as the Combination Enhanced Death Benefit II Option, except that this option has a lower price (0.40% of the daily net assets of the variable account) and the option is available to applicants with annuitants age 80 or younger at the time of application. Nationwide may realize a profit from the charge assessed for this option.

SPOUSAL PROTECTION ANNUITY OPTIONS

Nationwide offers two spousal protection options (collectively, the "Spousal Options"), which are identical but for the price. Until September 1, 2004 (or a later date if state law requires), an applicant who elects spousal protection will receive the Spousal Protection Annuity Option, for which Nationwide assesses a charge equal to an annualized rate of 0.10% of the daily net assets of the variable account. Beginning September 1, 2004 (or a later date if state law requires), an applicant who elects spousal protection will elect the Spousal Protection Annuity II Option, for which Nationwide assesses a charge equal to an annualized rate of 0.20% of the daily net assets of the variable account. The charges associated with the Spousal Options are assessed on variable account allocations only. Nationwide may realize a profit from the charges assessed for these options.

The Spousal Options are not available for contracts issued as Charitable Remainder Trusts. The Spousal Options allow a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse, provided the conditions described below are satisfied:

(1) One or both spouses (or revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the contract owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the contract owner;

(2)  The spouses must be co-annuitants;

(3) Both spouses must be age 85 or younger at the time the contract is issued (or such younger age as is required by an elected optional benefit);

(4)  Both spouses must be named as beneficiaries;

(5) No person other than the spouse may be named as the contract owner, annuitant or primary beneficiary;

(6) If both spouses are alive upon annuitization, the contract owner must specify which spouse is the annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the contract owner); and

(7) If the contract owner requests to add a co-annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the contract owner to provide a copy of the marriage certificate.

If the co-annuitant dies before the annuitization date, the surviving spouse may continue the contract as its sole contract owner. Additionally, if the death benefit value is higher than the contract value at the time of the first co-annuitant's death, Nationwide will adjust the contract value to equal the death benefit value. The surviving co-annuitant may then name a new beneficiary but may not name another co-annuitant.

BENEFICIARY PROTECTOR II OPTION

For an additional charge at an annualized rate of 0.35% of the daily net assets of the variable account, the contract owner may purchase the Beneficiary Protector II Option. In addition, allocations to the fixed account and the Guaranteed Term Options will be assessed a fee of 0.35%. Nationwide may realize a profit from the charge assessed for this option. The Beneficiary Protector II Option is only available for contracts with annuitants age 75 or younger at the time of application.

The Beneficiary Protector II Option provides that upon the death of the annuitant (and potentially, the co-annuitant, if one is named), and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). The amount of the benefit depends on the annuitant's age at the time of application and, if applicable, the co-annuitant's age at the time of the first annuitant's death.

After the death of the last surviving annuitant or after all applicable benefits have been credited to the contract, the charge associated with the Beneficiary Protector II Option will be removed and the beneficiary may:

(a)  terminate the contract; or

(b)  continue the contract, subject to any mandatory distribution rules.

Calculation of the First Benefit

The formula for determining the first benefit, which is paid upon the first annuitant's death, is as follows:

Earnings Percentage x Adjusted Earnings

If the annuitant is age 70 or younger at the time of application, the Earnings Percentage will be 40%. If the annuitant is age 71 through age 75 at the time of application, the Earnings Percentage will be 25%.

Adjusted Earnings = (a) - (b); where:

     a = the contract value on the date the death benefit is calculated and prior to any death benefit calculation; and

     b    = purchase payments, proportionally adjusted for surrenders.

The adjustment for amounts surrendered will reduce purchase payments in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

There is a limit on the amount of Adjusted Earnings used in the first benefit calculation.

Maximum Adjusted Earnings = 200% of the total of all purchase payments that were applied to the contract more than 12 months before the date of the annuitant's death, proportionally adjusted for surrenders.

The benefit will either be paid in addition to the death benefit, or will be credited to the contract if there is a co-annuitant named to the contract.

If there is no co-annuitant named to the contract, the charge associated with the Beneficiary Protector II Option will be removed after the benefit is paid.

Calculation of the Second Benefit

If a co-annuitant is named under the contract, a second benefit will be paid upon the death of the co-annuitant if the co-annuitant is age 75 or younger at the date of the first annuitant's death. If the co-annuitant is older than age 75 at the date of the first annuitant's death, no second benefit will be paid and the charge associated with the Beneficiary Protector II Option will be removed.

The calculation of the second benefit will be based on earnings to the contract after the first benefit was calculated. The formula for calculating the second benefit is as follows:

Earnings Percentage x Adjusted Earnings from the Date of the First Benefit

If the co-annuitant is age 70 or younger at the time of the first annuitant's death, the Earnings Percentage will be 40%. If the co-annuitant is age 71 through age 75 at the time of the first annuitant's death, the Earnings Percentage will be 25%.

Adjusted Earnings from the Date of the First Benefit = (a) - (b) - (c), where:

a = contract value on the date the second death benefit is calculated (before the second death benefit is calculated);

b = the contract value on the date the first benefit and the first death benefit were calculated (after the first benefit and the first death benefit were applied), proportionately adjusted for surrenders; and

c = purchase payments made after the first benefit was applied, proportionately adjusted for surrenders.

The adjustment for amounts surrendered will reduce the beginning contract value and purchase payments in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

There is a limit on the amount of Adjusted Earnings from the Date of the First Benefit used in the second benefit calculation.

Maximum Adjusted Earnings from the Date of the First Benefit = 200% of the total of all purchase payments that were applied to the contract more than 12 months before the date of the co-annuitant's death, proportionally adjusted for surrenders.

After the second benefit is applied, the charge associated with the Beneficiary Protector II Option will be removed.

How the Benefit is Allocated

Any amounts credited to the contract pursuant to the Beneficiary Protector II Option will be allocated among the sub-accounts, the fixed account and/or the Guaranteed Term Options in the same proportion as each purchase payment is allocated to the contract on the date the benefit is applied.

EXTRA VALUE OPTION

Applicants should be aware of the following prior to electing an extra value option:

(1)  Nationwide may make a profit from the extra value option charge.

(2) Because the extra value option charge will be assessed against the entire contract value for the first 7 contract years, contract owners who anticipate making additional purchase payments after the first contract year (which will not receive the bonus credit but will be assessed the extra value charge) should carefully examine the extra value option and consult their financial adviser regarding its desirability.

(3) Nationwide may take back or "recapture" all or part of the amount credited under the extra value option in the event of early surrenders, including revocation of the contract during the contractual free-look period.

(4) If the market declines during the period that the bonus credits are subject to recapture, the amount subject to recapture could decrease the amount of contract available for surrender.

(5) The cost of the extra value option and the recapture of the credits (in the event of a surrender) could exceed any benefit of receiving the extra value option credits.

(6) Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the fixed account when the contract owner elects or has elected an extra value option. These restrictions may be imposed at Nationwide's discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front extra value option credits.


The 3% Extra Value Option may not be elected if the Capital Preservation Plus Lifetime Income Option is elected.


3% Extra Value Option

For an additional charge at an annualized rate of 0.45% of the daily net assets of the variable account, an applicant can elect the 3% Extra Value Option. In addition, allocations made to the fixed account and the Guaranteed Term Options will be assessed a fee of 0.45%. After the end of the 7th contract year, Nationwide will discontinue assessing the charges associated with the 3% Extra Value Option and the amount credited under this option will be fully vested.

In exchange, for the first 12 months the contract is in force, Nationwide will apply a credit to the contract equal to 3% of each purchase payment made to the contract. This credit, which is funded from Nationwide's general account, will be allocated among the sub-accounts, the fixed account, and/or the Guaranteed Term Options in the same proportion that the purchase payment is allocated to the contract. Credits applied under this option are considered earnings, not purchase payments.

Recapture of Extra Value Option Credits

Nationwide will recapture amounts credited to the contract in connection with the 3% Extra Value Option if:

(a) the contract owner cancels the contract pursuant to the contractual free-look provisions;

(b) the contract owner takes a full surrender before the end of the 7th contract year; or

(c) the contract owner takes a partial surrender that is subject to a CDSC before the end of the 7th contract year.

Some state jurisdictions require a reduced recapture schedule. Please refer to your contract for state specific information.

Contract owners should carefully consider the consequences of taking a surrender that subjects part or all of the credit to recapture. If contract value decreases due to poor market performance, the recapture provisions could decrease the amount of contract value for surrender.

Nationwide will NOT recapture credits under the Extra Value Options under the following circumstances:

(1) If the withdrawal is not, or would not be, subject to a CDSC under the B Schedule CDSC schedule;

(2) If the distribution is taken as a result of a death, annuitization, or to meet minimum distribution requirements under the Internal Revenue Code; or

(3)  If the surrender occurs after the 7th contract year.

Recapture Resulting from Exercising Free-Look Privilege

If the contract owner cancels the contract pursuant to the contractual free-look provision, Nationwide will recapture the entire amount credited to the contract under this option. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free-look, Nationwide will recapture the entire amount credited to the contract under this option, but under no circumstances will the amount returned be less than the purchase payments made to the contract. In those states that allow a return of contract value, the contract owner will retain any earnings attributable to the amount credited, but all losses attributable to the amount credited will be incurred by Nationwide.

Recapture Resulting from a Full Surrender

If the contract owner takes a full surrender of the contract before the end of the 7th contract year, Nationwide will recapture the entire amount credited to the contract under this option.

Recapture Resulting from a Partial Surrender

If the contract owner takes a partial surrender before the end of the 7th contract year that is subject to CDSC, Nationwide will recapture a proportional part of the amount credited to the contract under this option.

For example, Mr. X, who elected the 3% Extra Value Option, makes a $100,000 initial deposit to his contract and receives a 3% credit of $3,000. In contract year 2, Mr. X takes a $20,000 surrender. Under the contract Mr. X is entitled to take 10% of purchase payments free of CDSC. Thus, he can take ($100,000 x 10%) = $10,000 without incurring a CDSC. That leaves $10,000 of the surrender subject to a CDSC. For the recapture calculation, Nationwide will multiply that $10,000 by 3% to get the portion of the original credit that Nationwide will recapture. Thus, the amount of the original credit recaptured as a result of the $20,000 partial surrender is $300. The amount recaptured will be taken from the sub-accounts, the fixed account and/or the Guaranteed Term Options in the same proportion that purchase payments are allocated as of the surrender date.

CAPITAL PRESERVATION PLUS OPTION


The Capital Preservation Plus ("CPP") Option provides a "return of principal" guarantee over an elected period of time (3, 5, 7, or 10 years -- the "program period"). Contract value at the end of the CPP program period will be no less than contract value at the beginning of the period, regardless of market performance. Note, however, that surrenders or contract charges that are deducted from the contract after this option is elected will reduce the value of the guarantee proportionally.


The guarantee is conditioned upon the allocation of contract value between two investment components:

(1) A Guaranteed Term Option corresponding to the length of the elected program period; and

(2) Non-Guaranteed Term Option allocations, which consist of the fixed account and certain underlying mutual funds that are available under the program. This investment component is allocated according to contract owner instructions.


When the CPP Option is elected, Nationwide will specify the percentage of the contract value that must be allocated to each of the two general components described above. Generally, when interest rates are higher, a greater portion of the contract value will be made available for allocation among underlying mutual funds; when interest rates are lower, lesser portions may be made available for allocation among underlying mutual funds. Also, longer program periods will typically permit greater allocations to the underlying mutual funds. Other general economic factors and market conditions may affect these determinations as well.


Charges


The CPP Option is provided for an additional charge at an annualized rate not to exceed 0.50% of the daily net assets of the variable account. This charge will be assessed against the GTO through a reduction in credited interest rates (not to exceed 0.50%).

All charges associated with the CPP Option will remain the same for the duration of the program period. When the CPP program period ends or an elected CPP Option is terminated, the charges associated with the option will no longer be assessed. Nationwide may realize a profit from this charge.

The Advantage of the Capital Preservation Plus Option

Without electing the option, contract owners may be able to approximate (without replicating) the benefits of the CPP Option. To do this, contract owners would have to determine how much of their contract value would need to be allocated to a GTO so that the amount at maturity (principal plus interest attributable to the GTO allocation) would approximate the original total investment. The balance of the contract value would be available to be allocated among underlying funds or the fixed account. This represents an investment allocation strategy aimed at capital preservation.

Election of the CPP Option, however, generally permits a higher percentage of the contract value to be allocated outside of the GTO among underlying mutual funds and/or the fixed account. This provides contract owners with a greater opportunity to benefit from market appreciation that is reflected in the underlying mutual fund performance, while preserving the return of principal guarantee.

Availability


The CPP Option is available for 150 days after the later of March 1, 2005 or the date state approval is received for the Capital Preservation Plus Lifetime Income Option. If available, the CPP Option may be elected by any contract owner or applicant until May 1, 2005. Effective May 1, 2005, if available, the CPP Option may only be elected at the time of application or within the first 60 days after the contract is issued. The CPP Option may not be elected if the Capital Preservation Plus Lifetime Income Option is elected.

Additionally, at the end of any CPP program period or after terminating a CPP Option, and if the CPP Option is still available in the applicable jurisdiction, the contract owner may elect to participate in a new CPP Option at the charges, rates and allocation percentages in effect at that point in time. If the contract owner elects to participate in a new CPP Option, such election and complete instructions must be received by Nationwide within 60 days before the end of the preceding CPP program period or within 60 days before the CPP Option termination, whichever is applicable.

Enhanced Capital Preservation Plus Option

From time to time, Nationwide may offer an enhanced version of the CPP Option. The Enhanced CPP Option costs the same as the standard CPP Option and operates similarly. The distinction between the two options is that the enhanced version provides contract owners with a larger Non-Guaranteed Term Option component than would be available under the standard CPP Option in exchange for stricter allocation restrictions on the Non-Guarnateed Term Option component. It is possible, under certain enhanced versions of the option, for a contract owner to have 100% of their investment allocated to the Non-Guaranteed Term Option component.


Conditions Associated with the Capital Preservation Plus Option


A contract owner with an outstanding loan may not elect the CPP Option.

During the CPP program period, the following conditions apply:

o If surrenders or contract charges are deducted from the contract subsequent to electing this option, the value of the guarantee will be reduced proportionally.


o    Only one CPP Option program may be in effect at any given time.

o    No new purchase payments may be applied to the contract.

o Enhanced Fixed Account Dollar Cost Averaging is not available as a contract owner service.

o    Nationwide will not permit loans to be taken from the contract.

o No optional benefit that assesses a charge to the GTOs may be added to the contract.

o If, while the CPP Option is elected, the annuitant dies and the annuitant's spouse elects to continue the contract, the option will remain in effect and will continue until the end of the original program period.



If the contract is annuitized, surrendered or liquidated for any reason prior to the end of the program period, all guarantees are terminated. A market value adjustment may apply to amounts transferred from a GTO due to annuitization. A market value adjustment may apply to amounts surrendered or liquidated from a GTO and the surrender will be subject to the CDSC provisions of the contract.


After the end of the program period, or after termination of the option, the above conditions will no longer apply.

Investments During the Program Period


When the CPP option is elected and after Nationwide receives all required information, Nationwide will declare the amount of the contract value that is available for allocation to the fixed account and/or the available underlying mutual funds. The remainder of the contract value must be allocated to a Guaranteed Term Option, the length of which corresponds to the length of the CPP program period elected by the contract owner.

The following underlying mutual funds (and the fixed account) are the only investment options available for the Non-Guaranteed Term Option component during the CPP program period:


AIM VARIABLE INSURANCE FUNDS

     o    AIM V.I. Basic Value Fund: Series II Shares

     o    AIM V.I. Capital Appreciation Fund: Series II Shares

     o    AIM V.I. Capital Development Fund: Series II Shares

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

     o    American Century VP Ultra Fund: Class II

     o    American Century VP Value Fund: Class II

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.

     o    American Century VP Inflation Protection Fund: Class II

DREYFUS

     o    Dreyfus Stock Index Fund, Inc.: Service Shares

     o    Dreyfus Variable Investment Fund - Appreciation Portfolio: Service
          Shares

FEDERATED INSURANCE SERIES

     o    Federated Quality Bond Fund II: Service Shares

FIDELITY VARIABLE INSURANCE PRODUCTS FUND

     o    VIP Equity-Income Portfolio: Service Class 2

     o    VIP Growth Portfolio: Service Class 2

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II

     o    VIP II Contrafund(R) Portfolio: Service Class 2

     o    VIP II Investment Grade Bond Portfolio: Service Class 2

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III

     o    VIP III Mid Cap Portfolio: Service Class 2

     o    VIP III Value Strategies Portfolio: Service Class 2

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

     o    Franklin Rising Dividends Securities Fund: Class 2

GARTMORE VARIABLE INSURANCE TRUST

     o    Comstock GVIT Value Fund: Class II

     o    Dreyfus GVIT Mid Cap Index Fund: Class I

     o    Gartmore GVIT Government Bond Fund: Class I

     o    Gartmore GVIT Investor Destinations Funds

          >>   Gartmore GVIT Investor Destinations Conservative Fund: Class II

          >>   Gartmore GVIT Investor Destinations Moderately Conservative Fund:
               Class II

          >>   Gartmore GVIT Investor Destinations Moderate Fund: Class II

          >>   Gartmore GVIT Investor Destinations Moderately Aggressive Fund:
               Class II

          >>   Gartmore GVIT Investor Destinations Aggressive Fund: Class II

     o    Gartmore GVIT Mid Cap Growth Fund: Class II

     o    Gartmore GVIT Money Market Fund: Class I

     o    Gartmore GVIT Nationwide(R) Fund: Class II

     o    Gartmore GVIT U.S. Growth Leaders Fund: Class II

MFS(R) VARIABLE INSURANCE TRUST

     o    MFS Investors Growth Stock Series: Service Class

     o    MFS Value Series: Service Class

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

     o    AMT Limited Maturity Bond Portfolio: Class I

     o    AMT Socially Responsive Portfolio

OPPENHEIMER VARIABLE ACCOUNT FUNDS

     o    Oppenheimer Capital Appreciation Fund/VA: Service Class

     o    Oppenheimer Main Street(R) Fund/VA: Service Class

PUTNAM VARIABLE TRUST

     o    Putnam VT Growth & Income Fund: Class IB

     o    Putnam VT Voyager Fund: Class IB

VAN KAMPEN - THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

     o    Core Plus Fixed Income Portfolio: Class II

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE ONLY AVAILABLE IN CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS WERE RECEIVED BEFORE MAY 1, 2004:

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.

     o    AllianceBernstein Growth and Income Portfolio: Class B

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

     o    American Century VP Income & Growth Fund: Class II

FEDERATED INSURANCE SERIES

     o    Federated American Leaders Fund II: Service Shares

     o    Federated Capital Appreciation Fund II: Service Shares

JANUS ASPEN SERIES

     o    Balanced Portfolio: Service Shares

     o    Capital Appreciation Portfolio: Service Shares

     o    Risk-Managed Core Portfolio: Service Shares

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

     o    AMT Mid Cap Growth Portfolio: Class S


Note, however, that if the contract owner wishes to take advantage of an Enhanced CPP Option, the list of available investment options may be restricted further than that which is listed above.

Election of the CPP Option will not be effective unless and until Nationwide receives sub-account allocation instructions based on the preceding list of available underlying mutual funds. Allocations to underlying mutual funds other than those listed above are not permitted during the program period.

Nationwide reserves the right to modify the list of available underlying mutual funds upon written notice to contract owners. If an underlying mutual fund is deleted from the list of available underlying mutual funds, such deletion will not affect CPP Option programs already in effect.

Surrenders During the CPP Program Period

If, during the CPP program period, the contract owner takes a partial surrender from the contract, Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account and GTO. The amount surrendered from each investment option will be in proportion to the value in each investment option at the time of the surrender request, unless Nationwide is instructed otherwise. Surrenders may not be taken exclusively from the GTO. In conjunction with the surrender, the value of the guarantee will be adjusted proportionally. A market value adjustment may apply to amounts surrendered from GTO and the surrender will be subject to the CDSC provisions of the contract.

Transfers During the CPP Program Period

Transfers to and from the Guaranteed Term Option are not permitted during the CPP program period.

Transfers between the fixed account and the variable account, and among sub-accounts are subject to the terms and conditions in the "Transfers Prior to Annuitization" provision. During the CPP program period, transfers to underlying mutual funds that are not included in the CPP Option program are not permitted.

For those contracts that have elected an Enhanced CPP Option, transfers may be further limited during the program period.


Terminating the Capital Preservation Plus Option


Once elected, the CPP Option cannot be revoked, except as provided below.

If the contract owner elected a CPP program period matching a 7 year Guaranteed Term Option, upon reaching the 5th anniversary of the program, the contract owner may terminate the CPP Option. Any termination instructions must be received at Nationwide's home office within 60 days after the option's 5th anniversary.

If the contract owner elected a CPP program period matching a 10 year Guaranteed Term Option, upon reaching the 7th anniversary of the program, the contract owner may terminate the CPP Option. Any termination instructions must be received at Nationwide's home office within 60 days after the option's 7th anniversary.

If the contract owner terminates the CPP Option as described above, the charges associated with the CPP Option will no longer be assessed, all guarantees associated with the option will terminate, the contract's investment allocations will remain the same as when the program was in effect (unless Nationwide is instructed otherwise), and all conditions associated with the CPP Option are removed.


Fulfilling the Return of Principal Guarantee


At the end of the CPP program period, if the contract value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the contract value equals the guaranteed amount. Amounts credited under the CPP Option are considered earnings, not purchase payments. If the contract owner does not elect to begin a new CPP Option program, the amount previously allocated to the GTO and any amounts credited under the guarantee will be allocated to the money market sub-account.

Election of the Capital Preservation Plus Lifetime Income Option

Beginning March 1, 2005 (or a later date if state law requires), at the end of any CPP program period or after terminating a CPP Option, the contract owner may elect to replace the CPP Option with the Capital Preservation Plus Lifetime Income Option (or an enhanced version thereof, if available) at the rates, conditions, allocation percentages, and prices in effect at that point in time. Any such election must be received by Nationwide within 60 days before the end of the preceding CPP program period or within 60 days before the CPP Option termination, whichever is applicable.

CAPITAL PRESERVATION PLUS LIFETIME INCOME OPTION

The Capital Preservation Plus Lifetime Income Option is an extension of the CPP Option. It provides the principal protection of the CPP Option, along with an additional benefit: the ability of the contract owner to receive a consistent lifetime income stream regardless of the actual value of their contract.

The CPP Lifetime Income Option is a two-phase option. The first phase (the "preservation phase") is substantially the same as the CPP Option (see "Capital Preservation Plus Option"). Part of the contract value is allocated to a GTO and the remainder is allocated to available non-GTO investment options. At the end of the CPP program period, if the contract value is less than the contract value at the time the CPP program period began, Nationwide will credit the contract with an amount sufficient to equal the guaranteed amount.

The second phase of the CPP Lifetime Income Option (the "withdrawal phase") begins with establishing the lifetime withdrawal base. Thereafter, the contract owner may take surrenders from the contract equal to a certain percentage of that lifetime withdrawal base for the remainder of his/her life, regardless of the actual contract value. This essentially provides the contract owner with an available lifetime stream of income. Note, however, that this lifetime income stream is distinct from the annuitization phase of the contract.

In short, the preservation phase gives the contract owner the assurance of a principal guarantee and the withdrawal phase gives the contract owner the opportunity for a consistent lifetime income stream. The preservation phase and withdrawal phase are discussed more thoroughly later in this provision.

Charges

The CPP Lifetime Income Option is provided for an additional charge at an annualized rate not to exceed 1.00% of the daily net assets of the variable account. Additionally, rates credited to the Guaranteed Term Option will be reduced by an amount not to exceed 1.00%. Currently, the charge associated with the CPP Lifetime Income Option is 0.60% of the daily net assets of the variable account and a 0.60% reduction in the Guaranteed Term Option crediting rate. Nationwide may realize a profit from the charge assessed for this option. All charges associated with the CPP Lifetime Income Option will be assessed until annuitization and the charge will remain the same (unless the contract owner elects a new CPP program or invokes the reset opportunity, discussed herein).

Availability

Beginning March 1, 2005 (or a later date if state law requires), a contract owner may elect the CPP Lifetime Income Option at the time of application or within the first 60 days after the contract is issued, provided that the person's life upon which the benefit depends (the "determining life") is age 35 or older at the time of election. For most contracts, the determining life is that of the primary contract owner. For those contracts where the contract owner is a non-natural person, for purposes of this option, the determining life is that of the primary annuitant, and all references in this option to "contract owner" shall mean primary annuitant. The CPP Lifetime Income Option is not available if the CPP Option or the 3% Extra Value Option is elected. Additionally, the CPP Lifetime Income Option may not be revoked or terminated except as described herein.

The CPP Lifetime Income Option may also be elected by contract owners who previously elected the CPP Option. Thus, the contract owner would be switching from the CPP Option to the CPP Lifetime Income Option. Any such election to switch must occur at the end of a CPP program period or after terminating a CPP Option as described in the "Capital Preservation Plus Option" provision. The newly elected CPP Lifetime Income Option will be added to the contract at the charges, rates and allocation percentages in effect at that point in time and the old CPP Option will be removed (including the charge). Any election to switch from the CPP Option to the CPP Lifetime Income Option and complete instructions must be received by Nationwide within 60 days before the end of the CPP program period or within 60 days before the CPP Option termination, whichever is applicable.

Enhanced Capital Preservation Plus Lifetime Income Option

From time to time, Nationwide may offer an enhanced version of the CPP Lifetime Income Option. The Enhanced CPP Lifetime Income Option costs the same as the standard CPP Lifetime Income Option and operates similarly. The distinction between the two options lies in the preservation phase of the option. During the preservation phase of the Enhanced CPP Lifetime Income Option, contract owners will have a larger Non-GTO component than would be available during the preservation phase of the standard CPP Lifetime Income Option. In exchange for this benefit, Nationwide will impose stricter allocation restrictions on the Non-GTO component. It is possible, under certain enhanced versions of the option, for a contract owner to have 100% of their investment allocated to the Non-GTO component during the preservation phase. Any Enhanced CPP Lifetime Income Option that Nationwide offers will be subject to the rates, conditions, and allocation percentages in effect at that point in time.

Preservation Phase of the CPP Lifetime Income Option

The first phase of the CPP Lifetime Income Option, the preservation phase, is similar to the CPP Option. It enables the contract owner to allocate part of his/her contract value to the fixed account and/or certain underlying mutual funds in order to benefit from possible market appreciation, while preserving a return of principal guarantee. The preservation phase of the CPP Lifetime Income Option generally operates the same as the CPP Option.

o All of the terms and conditions associated with the CPP Option also apply to the preservation phase of the CPP Lifetime Income Option except that contract owners may not terminate the CPP Lifetime Income Option prior to the end of the CPP program period (see "Terminating the Capital Preservation Plus Option").

o Market conditions determine the availability and allocation percentages of the various CPP program periods.

o Surrenders or contract charges that are deducted from the contract during the preservation phase will reduce the value of the guarantee proportionally.

o If at the end of any CPP program period the contract value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the contract value equals the guaranteed amount.

o Amounts credited to fulfill the principal guarantee are considered earnings, not purchase payments.

During the preservation phase, for purposes of this option, Nationwide will consider a change in contract owner as a death of contract owner (see "Appendix
D: Succession Rights of the CPP Lifetime Income Option").

Options at the End of the Preservation Phase

Approximately 90 days before the end of a CPP program period, Nationwide will communicate the ensuing CPP program period end to the contract owner. The communication will inform the contract owner of his/her options relating to the CPP Lifetime Income Option and will instruct him/her to elect how the contract should continue. The contract owner must elect to: remain in the preservation phase of the option by electing a new CPP program; move into the withdrawal phase of the option; or terminate the option. The contract owner's election is irrevocable. Each of the options is discussed more thoroughly below.

REMAINING IN THE PRESERVATION PHASE OF THE CPP LIFETIME INCOME OPTION. After Nationwide applies any credit that may be due on the maturing CPP program, the contract owner may elect to remain in the preservation phase of the CPP Lifetime Income Option by beginning a new CPP program. If the contract owner elects this option, the new CPP program will be subject to the rates and conditions that are in effect at that point in time, and the guaranteed amount corresponding to the new CPP program will be the contract value as of the beginning of that CPP program period. The charge, from that point forward, will be the then current charge for the CPP Lifetime Income Option.



MOVING INTO THE WITHDRAWAL PHASE OF THE CPP LIFETIME INCOME OPTION. After Nationwide applies any credit that may be due on the maturing CPP program, the contract owner may elect to begin the withdrawal phase of the CPP Lifetime Income Option (see "Withdrawal Phase of the CPP Lifetime Income Option" below). During the withdrawal phase, Nationwide will continue to assess the same charge that was assessed during the prior CPP program.

TERMINATING THE CPP LIFETIME INCOME OPTION. After Nationwide applies any credit that may be due on the maturing CPP program, the contract owner may elect to terminate the CPP Lifetime Income Option. Upon such an election, Nationwide will no longer assess the charge associated with the option, all benefits associated the option will terminate, and all conditions associated with the option are removed. The contract's variable investment allocations will remain the same as they were prior to the termination (unless Nationwide is instructed otherwise) and the contract value previously allocated to the GTO and any amounts credited under the principal guarantee will be allocated to the money market sub-account.

If Nationwide does not receive the contract owner's instructions as to how the option/contract should continue prior to the end of the CPP program period, upon such CPP program period end, Nationwide will assume that the contract owner intends to terminate the CPP Lifetime Income Option.

Withdrawal Phase of the CPP Lifetime Income Option

Upon electing to begin the withdrawal phase, the contract owner must instruct Nationwide how to allocate their contract value among a select group of investment options. A list of the investment options available during the withdrawal phase will be included in the election notice. The contract owner may reallocate only among the limited investment options for the remainder of the withdrawal phase.

During the withdrawal phase of the option, Nationwide will not permit any additional purchase payments to the contract and Nationwide will not permit a change in contract owner (unless the change would result in using the same determining life).

At the beginning of the withdrawal phase of the CPP Lifetime Income Option, Nationwide will determine the lifetime withdrawal base, which is equal to the contract value as of the end of the CPP program period (including any amounts credited under the principal guarantee).

At any point in the withdrawal phase, the contract owner may begin taking the lifetime income stream by requesting a surrender from the contract. All surrenders taken from the contract during the withdrawal phase will be taken from each investment option in proportion to the value in each investment option at the time of the surrender request.

At the time the first surrender is requested during the withdrawal phase, Nationwide will determine the benefit amount under this option, referred to as the "lifetime withdrawal amount." The lifetime withdrawal amount is determined by multiplying the lifetime withdrawal base by the corresponding lifetime withdrawal percentage in the chart that follows.


   ------------------------------- -----------------------------

               Age of                  Lifetime withdrawal
         determining life:                 percentage:

   ------------------------------- -----------------------------
   ------------------------------- -----------------------------

        age 35 up to age 59 1/2                    4%

   ------------------------------- -----------------------------
   ------------------------------- -----------------------------

         age 59 1/2 through 66                     5%

   ------------------------------- -----------------------------
   ------------------------------- -----------------------------

         age 67 through 71                      6%

   ------------------------------- -----------------------------
   ------------------------------- -----------------------------

          age 72 or older                       7%

   ------------------------------- -----------------------------


The lifetime withdrawal percentage is based on the age of the determining life as of the date of the first surrender during the withdrawal phase and will not change, except as described in the "Lifetime Withdrawal Base Reset Opportunity."

Thereafter, on each anniversary of the beginning of the withdrawal phase, the contract owner is entitled to surrender an amount equal to the lifetime withdrawal amount without reducing the lifetime withdrawal base. The contract owner may continue to take annual surrenders that do not exceed the lifetime withdrawal amount until the earlier of the contract owner's death or annuitization regardless of the actual value of the contract. Thus, it is possible for the contract owner to take annual surrenders equal to the lifetime withdrawal amount after the contract value is zero. After the contract value falls to zero, the contract owner can continue to take annual surrenders of no more than the lifetime withdrawal amount, and those surrenders are considered earnings for tax purposes. Surrender requests may be submitted systematically or directly by the contract owner.

Although surrenders of the lifetime income amount do not reduce the lifetime withdrawal base, they do reduce the contract value and death benefit, and are subject to the CDSC provisions of the contract. Lifetime withdrawal amounts not surrendered in a given year are forfeited and may not be claimed in subsequent years.

Contract owners are permitted to take surrenders in excess of the lifetime withdrawal amount (provided that the contract value is greater than zero). However, to the extent that a surrender exceeds that year's lifetime withdrawal amount, Nationwide will proportionally reduce the lifetime withdrawal base, which will result in lower lifetime withdrawal amounts in subsequent years. Once the contract value falls to zero, the contract owner is no longer permitted to take surrenders in excess of the lifetime withdrawal amount.

Surrenders taken before the contract owner is age 59 1/2 may be subject to additional tax penalties.

Lifetime Withdrawal Base Reset Opportunity

On each 5-year anniversary of the beginning of the withdrawal phase, if the contract value exceeds the lifetime withdrawal base, the contract owner will have the opportunity to instruct Nationwide to reset the lifetime withdrawal base to equal the current contract value.

Nationwide will provide the contract owner with advance notice of any reset opportunity and will provide the contract value information necessary for the contract owner to decide whether or not to invoke the reset opportunity. If Nationwide does not receive and record a contract owner's election to reset the lifetime withdrawal base by the date stipulated in the notice, Nationwide will assume that the contract owner does not wish to reset the lifetime withdrawal base.

If the contract owner chooses to reset the lifetime withdrawal base, the following terms and conditions will apply:

o The contract owner will be assessed the charge for the CPP Lifetime Income Option that is in effect as of the date of the election to reset the lifetime withdrawal base.

o The lifetime withdrawal percentages that are in effect as of the date of the election to reset the lifetime withdrawal base will apply.

o The lifetime withdrawal percentage applicable to the contract will continue to be based on the age of the determining life as of the date of the first surrender during the withdrawal phase.

Nationwide reserves the right to limit the number of reset opportunities to one.

Annuitization and the CPP Lifetime Income Option

Election of the CPP Lifetime Income Option does not restrict the contract owner's right to annuitize the contract.

If the contract owner elects to annuitize during the preservation phase, the contract owner must transfer the entire GTO allocation to another investment option (GTOs are not available during annuitization), and the transfer may result in a market value adjustment. All guarantees associated with the preservation phase are terminated, the charge is removed, and the conditions associated with the CPP program are no longer applicable. The amount to be annuitized will be the contract value after any market value adjustment has been applied.

If the contract owner elects to annuitize during the withdrawal phase, the charge is removed and the investment restrictions associated with the withdrawal phase are no longer applicable. The amount to be annuitized will be the contract value. Since surrenders from the contract during the withdrawal phase of the option reduce the contract value, and consequently, the amount to be annuitized, the contract owner should carefully weigh the option of annuitization against continuing with the lifetime income stream associated with the CPP Lifetime Income Option.

Succession of Rights and Termination of the CPP Lifetime Income Option

The following events will trigger an automatic termination of the CPP Lifetime Income Option:

o    a full surrender of the contract;

o    a full surrender of the death benefit proceeds;

o an election to terminate the CPP Lifetime Income Option at the end of a CPP program period (in accordance with the conditions contained in this provision); or

o    an election to annuitize the contract.

If any of the events listed above occur, the CPP Lifetime Income Option will terminate and Nationwide will no longer be obligated to fulfill the principal guarantee or to provide the lifetime withdrawal benefit.

The death of the determining life has complex consequences that are unique to the CPP Lifetime Income Option. Please refer to "Appendix D: Succession Rights of the CPP Lifetime Income Option" for a description of the various scenarios and rights of succession that could occur upon the death of the determining life.


REMOVAL OF VARIABLE ACCOUNT CHARGES

For certain optional benefits, a charge is assessed only for a specified period of time. To remove a variable account charge at the end of the specified charge period, Nationwide systematically re-rates the contract. This re-rating results in lower contract charges, but no change in contract value or any other contractual benefit.

Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.

The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation. For example, on a contract where the only optional benefit elected is the 3% Extra Value Option, the variable account value will be calculated using unit values with variable account charges of 1.55% for the first 7 contract years. At the end of that period, the contract will be re-rated, and the 0.45% charge associated with the 3% Extra Value Option will be removed. From that point on, the variable account value will be calculated using the unit values with variable account charges at 1.10%. Thus, the 3% Extra Value Option charge is no longer included in the daily sub-account valuation for the contract.

The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the contract value. Generally, for any given sub-account, the higher the variable account charges, the lower the unit value, and vice versa. For example, sub-account X with charges of 1.55% will have a lower unit value than sub-account X with charges of 1.10% (higher expenses result in lower unit values). When, upon re-rating, the unit values used in calculating variable account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the contract value. In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the contract value after the re-rating is the same as the contract value before the re-rating.

OWNERSHIP AND INTERESTS IN THE CONTRACT

CONTRACT OWNER

Prior to the annuitization date, the contract owner has all rights under the contract, unless a joint owner is named. If a joint owner is named, each joint owner has all rights under the contract. Purchasers who name someone other than themselves as the contract owner will have no rights under the contract.

On the annuitization date, the annuitant becomes the contract owner, unless the contract owner is a Charitable Remainder Trust. If the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust continues to be the contract owner after annuitization.

Contract owners of Non-Qualified Contracts may name a new contract owner at any time before the annuitization date. Any change of contract owner automatically revokes any prior contract owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

JOINT OWNER

Joint owners each own an undivided interest in the contract.

Non-Qualified contract owners can name a joint owner at any time before annuitization. However, joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners.

Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners. However, if a written election, signed by both contract owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently. If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.

If either joint owner dies before the annuitization date, the contract continues with the surviving joint owner as the remaining contract owner.

CONTINGENT OWNER

The contingent owner succeeds to the rights of a contract owner if a contract owner who is not the annuitant dies before the annuitization date, and there is no surviving joint owner.

If a contract owner who is the annuitant dies before the annuitization date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.

The contract owner may name a contingent owner at any time before the annuitization date.

ANNUITANT

The annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an annuitant of greater age.

Only Non-Qualified Contract owners may name someone other than himself/herself as the annuitant.

The contract owner may not name a new annuitant without Nationwide's consent.

CONTINGENT ANNUITANT

If the annuitant dies before the annuitization date, the contingent annuitant becomes the annuitant. The contingent annuitant must be age 85 or younger at the time of contract issuance, unless

Nationwide approves a request for a contingent annuitant of greater age.

If a contingent annuitant is named, all provisions of the contract that are based on the annuitant's death prior to the annuitization date will be based on the death of the last survivor of the annuitant and contingent annuitant.

CO-ANNUITANT

A co-annuitant, if named, must be the annuitant's spouse. The co-annuitant may be named at any time prior to annuitization and will receive the benefit of any spousal protection option elected.

If either co-annuitant dies before the annuitization date, the surviving co-annuitant may continue the contract and will receive the benefit of any spousal protection option elected.

JOINT ANNUITANT

The joint annuitant is designated as a second person (in addition to the annuitant) upon whose continuation of life any annuity payment involving life contingencies depend. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a joint annuitant of greater age.

The contract owner may name a joint annuitant at any time before the annuitization date.

BENEFICIARY AND CONTINGENT BENEFICIARY

The beneficiary is the person who is entitled to the death benefit if the annuitant dies before the annuitization date and there is no joint owner. The contract owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.

A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid. The contract owner can name more than one contingent beneficiary. Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.

CHANGES TO THE PARTIES TO THE CONTRACT

Prior to the annuitization date (and subject to any existing assignments), the contract owner may request to change the following:

o    contract owner (Non-Qualified Contracts only);

o    joint owner (must be the contract owner's spouse);

o    contingent owner;

o    annuitant (subject to Nationwide's underwriting and approval);

o    contingent annuitant (subject to Nationwide's underwriting and approval);

o    co-annuitant (must be the annuitant's spouse);

o    joint annuitant (subject to Nationwide's underwriting and approval);

o    beneficiary; or

o    contingent beneficiary.

The contract owner must submit the request to Nationwide in writing and Nationwide must receive the request at its home office before the annuitization date. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed, whether or not the contract owner or annuitant is living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.

In addition to the above requirements, any request to change the contract owner must be signed by the existing contract owner and the person designated as the new contract owner. Nationwide may require a signature guarantee.

If the contract owner is not a natural person and there is a change of the annuitant, distributions will be made as if the contract owner died at the time of the change, regardless of whether the contract owner named a contingent annuitant.

Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract (see "Purpose of the Contract" earlier in this prospectus).

OPERATION OF THE CONTRACT

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

------------------------- ------------------ -----------------
        CONTRACT           MINIMUM INITIAL       MINIMUM
          TYPE            PURCHASE PAYMENT*     SUBSEQUENT
                                                PAYMENTS**
------------------------- ------------------ -----------------
------------------------- ------------------ -----------------
Charitable Remainder           $5,000              $500
Trust
------------------------- ------------------ -----------------
------------------------- ------------------ -----------------
IRA                            $3,000              $500
------------------------- ------------------ -----------------
------------------------- ------------------ -----------------
Investment-Only                $3,000              $500
------------------------- ------------------ -----------------
------------------------- ------------------ -----------------
Non-Qualified                  $5,000              $500
------------------------- ------------------ -----------------
------------------------- ------------------ -----------------
Roth IRA                       $3,000              $500
------------------------- ------------------ -----------------
------------------------- ------------------ -----------------
SEP IRA                        $3,000              $500
------------------------- ------------------ -----------------
------------------------- ------------------ -----------------
Simple IRA                     $3,000              $500
------------------------- ------------------ -----------------
------------------------- ------------------ -----------------
Tax Sheltered Annuity          $3,000              $500
------------------------- ------------------ -----------------

*A contract owner will meet the minimum initial purchase payment requirement by making purchase payments equal to the required minimum over the course of the first contract year.

**For subsequent purchase payments sent via automatic deposit, the minimum subsequent purchase payment is $50.

Subsequent purchase payments may not be permitted in all states.

If the contract owner elects the 3% Extra Value Option, amounts credited to the contract in excess of total purchase payments may not be used to meet the minimum initial and subsequent purchase payment requirements.

The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one annuitant cannot exceed $1,000,000 without Nationwide's prior consent. Nationwide's consent is contingent on a risk analysis that may involve a medical evaluation.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

PURCHASE PAYMENT CREDITS

Purchase Payment Credits ("PPCs") are additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels.

Each time a contract owner submits a purchase payment, Nationwide will perform a calculation to determine if and how many PPCs are payable as a result of that particular deposit. The formula used to determine the amount of the PPC is as follows:

       (Cumulative Purchase Payments x PPC%)
-      PPCs Paid to Date
------ --------------------------------------------
=      PPCs Payable

Cumulative Purchase Payments = the total of all purchase payments applied to the contract, including the current deposit, minus any surrenders.

PPC% = either 0.0%, 0.5%, or 1.0%, depending on the level of Cumulative Purchase Payments as follows:

     --------------------------- -----------------------------
     If Cumulative Purchase      Then the PPC% is . . .
     Payments are . . .
     --------------------------- -----------------------------
     --------------------------- -----------------------------
           $0 - $499,999           0.0% (no PPC is payable)
     --------------------------- -----------------------------
     --------------------------- -----------------------------
        $500,000 - $999,999                  0.5%
     --------------------------- -----------------------------
     --------------------------- -----------------------------
         $1,000,000 or more                  1.0%
     --------------------------- -----------------------------

PPCs Paid to Date = the total PPCs that Nationwide has already applied to the contract.

PPCs Payable = the PPCs that Nationwide will apply to the contract as a result of the current deposit.

For example, on March 1, Ms. Z makes an initial deposit of $200,000 to her contract. She does not receive a PPC since her Cumulative Purchase Payments are less than $500,000.

On April 1, Ms. Z applies additional purchase payments of $350,000. Cumulative Purchase Payments now equal $550,000. Nationwide will apply PPCs to Ms. Z's contract equal to $2,750, which is (0.5% x $550,000) - $0.

On May 1, Ms. Z takes a surrender of $150,000. Cumulative Purchase Payments now equal $400,000.

On June 1, Ms. Z applies additional purchase payments of $500,000. Cumulative Purchase Payments now equal $900,000. Nationwide will apply PPCs to Ms. Z's contract equal to $1,750, which is ($900,000 x 0.5%) - $2,750. At this point in time, a total of $4,500 in PPCs have been applied to Ms. Z's contract.

On July 1, Ms. Z applies additional purchase payments of $300,000. Cumulative Purchase Payments now equal $1,200,000. Nationwide will apply PPCs to Ms. Z's contract equal to $7,500, which is ($1,200,000 x 1.0%) - $4,500. At this point in time, a total of $12,000 in PPCs have been applied to Ms. Z's contract.

PPCs are considered earnings, not purchase payments, and they will be allocated in the same proportion that purchase payments are allocated on the date the PPCs are applied.

If the contract owner cancels the contract pursuant to the contractual free-look provision, Nationwide will recapture all PPCs applied to the contract. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free-look, Nationwide will recapture all PPCs, but under no circumstances will the amount returned to the contract owner be less than the purchase payments made to the contract. In those states that allow a return of contract value, the contract owner will retain any earnings attributable to the PPCs, but all losses attributable to the PPCs will be incurred by Nationwide.

All PPCs are fully vested after the end of the contractual free-look period.

PRICING

Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete. If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it. If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically allows Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments allocated to sub-accounts will be priced at the next available accumulation unit value after the payment is received.


Purchase payments, surrenders and transfers will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:


o     New Year's Day               o        Independence Day
o     Martin Luther King, Jr. Day  o        Labor Day
o     Presidents' Day              o        Thanksgiving
o     Good Friday                  o        Christmas
o     Memorial Day


Nationwide also will not price purchase payments, surrenders or transfers if:

(1)  trading on the New York Stock Exchange is restricted;

(2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

(3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, contract value may be affected since the contract owner will not have access to their account.

ALLOCATION OF PURCHASE PAYMENTS

Nationwide allocates purchase payments to sub-accounts, the fixed account and/or Guaranteed Term Options as instructed by the contract owner. Shares of the underlying mutual funds allocated to the sub-accounts are purchased at net asset value, then converted into accumulation units. Nationwide reserves the right to limit or refuse purchase payments allocated to the fixed account at its sole discretion.

Contract owners can change future allocations to the sub-accounts, fixed account or Guaranteed Term Options. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any sub-account. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

DETERMINING THE CONTRACT VALUE

The contract value is the sum of:

(1) the value of amounts allocated to the sub-accounts of the variable account; and

(2)  amounts allocated to the fixed account; and

(3)  amounts allocated to a Guaranteed Term Option.

If charges are assessed against the whole contract value, Nationwide will deduct a proportionate amount from each sub-account, the fixed account and any Guaranteed Term Option based on current cash values.

Determining Variable Account Value - Valuing an Accumulation Unit


Sub-account allocations are accounted for in accumulation units. Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual funds for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.


Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period. For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor for any particular sub-account is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

(a)  is the sum of:

     (1) the net asset value of the underlying mutual fund as of the end of the current valuation period; and

     (2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current valuation period).

(b) is the net asset value of the underlying mutual fund determined as of the end of the preceding valuation period.

(c) is a factor representing the daily total variable account charges, which may include charges for optional benefits elected by the contract owner. The factor is equal to an annualized rate ranging from 1.10% to 3.55% of the daily net assets of the variable account, depending on which optional benefits the contract owner elects.


Based on the change in the net investment factor, the value of an accumulation unit may increase or decrease. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

Determining Fixed Account Value

Nationwide determines the value of the fixed account by:

(1) adding all amounts allocated to the fixed account, minus amounts previously transferred or surrendered;

(2)  adding any interest earned on the amounts allocated to the fixed account;
     and

(3)  subtracting charges deducted in accordance with the contract.

Determining the Guaranteed Term Option Value

Nationwide determines the value of a Guaranteed Term Option by:

(1) adding all amounts allocated to the Guaranteed Term Options, minus amounts previously transferred or surrendered (including any market value adjustment);

(2) adding any interest earned on the amounts allocated to the Guaranteed Term Options; and

(3)  subtracting charges deducted in accordance with the contract.

TRANSFER REQUESTS

Contract owners may submit transfer requests in writing, over the telephone, or via the internet. Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may restrict or withdraw the telephone and/or internet transfer privilege at any time.


Generally, sub-account transfers will receive the accumulation unit value next determined after the transfer request is received. However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via email or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next business day after the exchange request is received by Nationwide (see "U.S. Mail Restrictions").

TRANSFER RESTRICTIONS

Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among sub-accounts (sometimes referred to as "market-timing" or "short-term trading"). A contract owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer underlying mutual funds that are designed specifically to support active trading strategies.

Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among sub-accounts may negatively impact other investors in the contract. Short-term trading can result in:

o the dilution of the value of the investors' interests in the underlying mutual fund;

o underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

o    increased administrative costs due to frequent purchases and redemptions.

To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies.

Redemption Fees

Some underlying mutual funds assess a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of the allocation to the sub-account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading. For more information on short-term trading fees, please see the "Short-Term Trading Fees" provision.

U.S. Mail Restrictions

Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the contract owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (valuation period). For example, if a contract owner executes multiple transfers involving 10 underlying mutual funds in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only 2 underlying mutual funds (or one underlying mutual fund if the transfer is made to or from the fixed account or a Guaranteed Term Option) will also count as one transfer event.

As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted.

In general, Nationwide will adhere to the following guidelines:


---------------------------------- -------------------------------
Trading Behavior                   Nationwide's Response
---------------------------------- -------------------------------
6 or more transfer events in one   Nationwide will mail a letter
calendar quarter                   to the contract owner
                                   notifying them that:
                                   (1)  they have been
                                        identified as engaging
                                        in harmful trading
                                        practices; and
                                   (2)  if their transfer events
                                        exceed 11 in 2 consecutive
                                        calendar quarters or 20 in
                                        one calendar year, the contract
                                        owner will be limited to submitting
                                        transfer requests via U.S. mail.
---------------------------------- -------------------------------
More than 11 transfer events in    Nationwide will automatically
2 consecutive calendar quarters    limit the contract owner to
OR                                 submitting transfer requests
More than 20 transfer events in    via U.S. mail.
one calendar year
---------------------------------- -------------------------------

Each January 1st, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. See, however, the "Other Restrictions" provision below.


If a contract owner is required to submit transfer requests via U.S. mail, Nationwide may, as an administrative practice, offer these contract owners a "one-day delay" option. No contracts will be defaulted to the one-day delay option; eligible contract owners must affirmatively elect it.

The one-day delay option permits those contract owners who would otherwise be required to submit transfer requests via U.S. mail to submit transfer requests via the internet and/or telephone. Transfer requests processed pursuant to the one-day delay options will not receive the next available accumulation unit value. Rather, they will receive the accumulation unit value that is calculated on the following business day. Transfer requests submitted under the one-day delay option are irrevocable.

Managers of Multiple Contracts

Some investment advisers/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple contract owners. These multi-contract advisers will generally be required by Nationwide to submit all transfer requests via U.S. mail. However, Nationwide may permit such investment advisers/representatives to submit transfer requests via the internet and/or telephone under the one-day delay option, as described above.


Other Restrictions

Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect contract owners, annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some contract owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.

Any restrictions that Nationwide implements will be applied consistently and uniformly.

TRANSFERS PRIOR TO ANNUITIZATION

Transfers from the Fixed Account

A contract owner may request to transfer allocations from the fixed account to the sub-accounts or a Guaranteed Term Option only upon reaching the end of a fixed account interest rate guarantee period. Fixed account transfers must be made within 45 days after the end of the interest rate guarantee period. The fixed account interest rate guarantee period is the period of time that the fixed account interest rate is guaranteed to remain the same.

Normally, Nationwide will permit 100% of the maturing fixed account allocations to be transferred. However, Nationwide may limit the amount that can be transferred from the fixed account. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the fixed account interest rate guarantee period. The maximum transferable amount will never be less than 10% of the fixed account allocation reaching the end of a fixed account interest rate guarantee period.

Contract owners who use Dollar Cost Averaging may transfer from the fixed account under the terms of that program.

Nationwide reserves the right to limit the number of transfers from the fixed account to the Guaranteed Term Options to one per calendar year.

Nationwide is required by state law to reserve the right to postpone the transfer of assets from the fixed account for a period of up to 6 months from the date of the transfer request.

Transfers from a Guaranteed Term Option

A contract owner may request to transfer allocations from a Guaranteed Term Option to the sub-accounts and/or the fixed account at any time. Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.

Nationwide reserves the right to limit or refuse transfers to the fixed account and to limit the number of transfers out of the Guaranteed Term Options to one per calendar year.

Nationwide is required by state law to reserve the right to postpone the transfer of assets from the Guaranteed Term Options for a period of up to 6 months from the date of the transfer request.

Transfers from the Sub-Accounts

A contract owner may request to transfer allocations from the sub-accounts to the fixed account or a Guaranteed Term Option at any time, subject to terms and conditions imposed by the contract and the underlying mutual funds.

Nationwide reserves the right to limit or refuse transfers to the fixed account and to limit the number of transfers from the sub-accounts to the Guaranteed Term Options to one per calendar year.

Transfers Among the Sub-Accounts

A contract owner may request to transfer allocations among the sub-accounts at any time, subject to terms and conditions imposed by the contract and the underlying mutual funds.

TRANSFERS AFTER ANNUITIZATION

After annuitization, the portion of the contract value allocated to fixed annuity payments and the portion of the contract value allocated to variable annuity payments may not be changed.

After annuitization, transfers among sub-accounts may only be made on the anniversary of the annuitization date. Guaranteed Term Options are not available after annuitization.

RIGHT TO EXAMINE AND CANCEL

Contract owners have a ten day "free-look" to examine the contract. The contract may be returned to Nationwide's home office for any reason within ten days of receipt and Nationwide will refund the contract value or another amount required by law. The refunded contract value will reflect the deduction of any contract charges, unless otherwise required by law. All IRA, SEP IRA, Simple IRA and Roth IRA refunds will be a return of purchase payments. State and/or federal law may provide additional free-look privileges.

If a contract owner who received Purchase Payment Credits and/or elected the 3% Extra Value Option subsequently chooses to cancel the contract under the free-look provision, Nationwide will recapture all credits applied under these programs. For those jurisdictions that provide for a return of contract value, the contract owner will retain any earnings attributable to the amounts credited; all losses attributable to the amounts credited will be incurred by Nationwide.

Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation. Any additional amounts refunded to the contract owner will be paid by Nationwide.

SURRENDER (REDEMPTION) PRIOR TO ANNUITIZATION

Prior to annuitization and before the annuitant's death, contract owners may generally surrender some or all of their contract value. Surrenders from the contract may be subject to federal income tax and/or a tax penalty. See "Federal Income Taxes" in Appendix C: Contract Types and Tax Information. Surrender requests must be in writing and Nationwide may require additional information. When taking a full surrender, the contract must accompany the written request. Nationwide may require a signature guarantee.

If the 3% Extra Value Option has been elected, and the amount withdrawn is subject to a CDSC, then for the first 7 contract years only, Nationwide will recapture a portion of the amount credited under the Extra Value Option. No recapture will take place after the 7th contract year.

Nationwide will pay any amounts surrendered from the sub-accounts within 7 days. However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.

Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account and Guaranteed Term Options for a period of up to 6 months from the date of the surrender request.

PARTIAL SURRENDERS (PARTIAL REDEMPTIONS)

If a contract owner requests a partial surrender, Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account and the Guaranteed Term Options. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

Partial surrenders are subject to the CDSC provisions of the contract. If a CDSC is assessed, the contract owner may elect to have the CDSC deducted from either:

(a)  the amount requested; or

(b) the contract value remaining after the contract owner has received the amount requested.

If the contract owner does not make a specific election, any applicable CDSC will be deducted from the amount requested by the contract owner.

The CDSC deducted is a percentage of the amount requested by the contract owner. Amounts deducted for CDSC are not subject to subsequent CDSC.

Partial Surrenders to Pay Investment Advisory Fees

Some contract owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee. Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications. The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some contract owners authorize their investment advisor to take a partial surrender(s) from the contract in order to collect investment advisory fees. Surrenders taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties.

FULL SURRENDERS (FULL REDEMPTIONS)

Upon full surrender, the contract value may be more or less than the total of all purchase payments made to the contract. The contract value will reflect:

o    variable account charges;

o    underlying mutual fund charges;

o a $30 Contract Maintenance Charge (this charge will be waived upon full surrender if the contract value is equal to or greater than $50,000 at the time of the full surrender or on any contract anniversary prior to the full surrender);

o    the investment performance of the underlying mutual funds;

o    amounts allocated to the fixed account and any interest credited; and

o amounts allocated to the Guaranteed Term Options, plus or minus any market value adjustment.

Full surrenders are subject to the CDSC provisions of the contract. The CDSC-free withdrawal privilege does not apply to full surrenders of the contract. For purposes of the CDSC free withdrawal privilege, a full surrender is:

o multiple surrenders taken within a one-year period that deplete the entire contract value; or

o    any single surrender of 90% or more of the contract value.

SURRENDER (REDEMPTION) AFTER ANNUITIZATION

After the annuitization date, surrenders other than regularly scheduled annuity payments are not permitted.

SURRENDERS UNDER CERTAIN PLAN TYPES

SURRENDERS UNDER A TAX SHELTERED ANNUITY

Contract owners of a Tax Sheltered Annuity may surrender part or all of their contract value before annuitant's death, except as provided below:

(A) Contract value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:


     (1) when the contract owner reaches age 59 1/2, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code
          Section 72(m)(7)); or

     (2) in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may NOT include any income earned on salary reduction contributions.

(B)  The surrender limitations described in Section A also apply to:

     (1) salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

     (2) earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

     (3) all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

(C) Any distribution other than the above, including a ten day free-look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free-look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the contract owner.

These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

SURRENDERS UNDER A TEXAS OPTIONAL RETIREMENT PROGRAM OR A LOUISIANA OPTIONAL RETIREMENT PLAN

Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.

The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:

o    the participant dies;

o    the participant retires;

o    the participant terminates employment due to total disability; or

o the participant that works in a Texas public institution of higher education terminates employment.

A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.

Due to the restrictions described above, a participant under either of these plans will not be able to withdraw cash values from the contract unless one of the applicable conditions is met. However, contract value may be transferred to other carriers, subject to any sales charges.

Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.

LOAN PRIVILEGE

The loan privilege is only available to contract owners of Tax Sheltered Annuities. Contract owners of Tax Sheltered Annuities may take loans from the contract value beginning 30 days after the contract is issued up to the annuitization date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law.

MINIMUM AND MAXIMUM LOAN AMOUNTS

Contract owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.

Nationwide will calculate the maximum non-taxable loan amount based on information provided by the participant or the employer. Loans may be taxable if a participant has additional loans from other plans.

The total of all outstanding loans must not exceed the following limits:

------------------------ --------------------------
CONTRACT VALUES          MAXIMUM OUTSTANDING LOAN
                         BALANCE ALLOWED
------------------------ --------------------------
------------------------ --------------------------
Up to $20,000            up to 80% of contract
                         value (not more than
                         $10,000)
------------------------ --------------------------
------------------------ --------------------------
$20,000 and over         up to 50% of contract
                         value (not more than
                         $50,000*)
------------------------ --------------------------
*The $50,000 limit will be reduced by the highest outstanding balance owed during the previous 12 months.

For salary reduction Tax Sheltered Annuities, loans may be secured only by the contract value.

MAXIMUM LOAN PROCESSING FEE

Nationwide may charge a loan processing fee at the time each new loan is processed. The loan processing fee, if assessed, will not exceed $25 per loan processed. This fee compensates Nationwide for expenses related to administering and processing loans. Loans are not available in all states. In addition, some states may not allow Nationwide to assess a loan processing fee.

The fee is taken from the sub-accounts, fixed account, and Guaranteed Term Options in proportion to the contract value at the time the loan is processed.

HOW LOAN REQUESTS ARE PROCESSED

All loans are made from the collateral fixed account. Nationwide transfers accumulation units in proportion to the assets in each sub-account to the collateral fixed account until the requested amount is reached.

If there are not enough accumulation units available in the contract to reach the requested loan amount, Nationwide next transfers contract value from the fixed account. Contract value transferred from the fixed account to meet the requested loan amount is not subject to the fixed account transfer limitations otherwise applicable under the contract.

Any remaining required collateral will be transferred from the Guaranteed Term Options. Transfers from the Guaranteed Term Options may be subject to a market value adjustment.

No CDSC will be deducted on transfers related to loan processing.

LOAN INTEREST

The outstanding loan balance in the collateral fixed account is credited with interest until the loan is repaid in full. The credited interest rate will be 2.25% less than the loan interest rate fixed by Nationwide. The credited interest rate is guaranteed never to fall below the minimum interest rate required by applicable state law.

Specific loan terms are disclosed at the time of loan application or issuance.

LOAN REPAYMENT

Loans must be repaid in five years. However, if the loan is used to purchase the contract owner's principal residence, the contract owner has 15 years to repay the loan.

Contract owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan. Loan repayments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Repayments are allocated to the sub-accounts in accordance with the contract, unless Nationwide and the contract owner have agreed to amend the contract at a later date on a case by case basis.

Loan repayments to the Guaranteed Term Options must be at least $1,000. If the proportional share of the repayment to the Guaranteed Term Options is less than $1,000, that portion of the repayment will be allocated to the money market sub-account unless the contract owner directs otherwise and will be subject to any variable account charges applicable under the contract.

DISTRIBUTIONS AND ANNUITY PAYMENTS

Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:

o    the contract owner takes a full surrender of the contract;

o    the contract owner/annuitant dies;

o    the contract owner who is not the annuitant dies prior to annuitization; or

o    the contract owner annuitizes the contract.

TRANSFERRING THE CONTRACT

Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.

GRACE PERIOD AND LOAN DEFAULT

If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (please refer to the terms of the loan agreement). If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

After default, interest will continue to accrue on the loan. Defaulted amounts, plus interest, are deducted from the contract value when the participant is eligible for a distribution of at least that amount. Additional loans are not available while a previous loan is in default.



ASSIGNMENT

Contract rights are personal to the contract owner and may not be assigned without Nationwide's written consent. Nationwide reserves the right to refuse to recognize assignments that alter the nature of the risks that Nationwide assumed when it originally issued the contract.

A Non-Qualified Contract owner may assign some or all rights under the contract. An assignment must occur before annuitization while the annuitant is alive. Once proper notice of assignment is recorded by Nationwide's home office, the assignment will become effective.

Investment-Only Contracts, IRAs, Roth IRAs, SEP IRAs, Simple IRAs, and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

Nationwide is not responsible for the validity or tax consequences of any assignment. Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the contract owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire contract value may cause the portion of the contract value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

CONTRACT OWNER SERVICES

ASSET REBALANCING

Asset Rebalancing is the automatic reallocation of contract values to the sub-accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the fixed account or the Guaranteed Term Options. Requests for Asset Rebalancing must be on a Nationwide form.

Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the three-month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation is considered a transfer event.

Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan. Contract owners should consult a financial adviser to discuss the use of Asset Rebalancing.

Nationwide reserves the right to stop establishing new Asset Rebalancing programs.

DOLLAR COST AVERAGING

Dollar Cost Averaging is a long-term transfer program that allows you to make regular, level investments over time. It involves the automatic transfer of a specified amount from the fixed account and/or certain sub-accounts into other sub-accounts. Nationwide does not guarantee that this program will result in profit or protect contract owners from loss.

Contract owners direct Nationwide to automatically transfer specified amounts from the fixed account and the Federated Insurance Series - Federated Quality Bond Fund II: Service Shares, Fidelity VIP II Investment Grade Bond Portfolio:
Service Class 2, GVIT - Gartmore GVIT Government Bond Fund: Class I, GVIT - Gartmore GVIT Investor Destinations Conservative Fund: Class II, GVIT - Gartmore GVIT Money Market Fund: Class I, and Neuberger Berman AMT Limited Maturity Bond
Portfolio: Class I to any other underlying mutual fund(s). Dollar Cost Averaging transfers may not be directed to the fixed account or the Guaranteed Term Options.

Transfers occur monthly or on another frequency if permitted by Nationwide. Dollar Cost Averaging transfers are not considered transfer events. Nationwide will process transfers until either the value in the originating investment option is exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.

Transfers from the fixed account must be equal to or less than 1/30th of the fixed account value at the time the program is requested. Contract owners that wish to utilize Dollar Cost Averaging from the fixed account should first inquire whether any Enhanced Fixed Account Dollar Cost Averaging programs are available.

Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.

Nationwide is required by state law to reserve the right to postpone transfer of assets from the fixed account for a period of up to 6 months from the date of the transfer request.

ENHANCED FIXED ACCOUNT DOLLAR COST AVERAGING

Nationwide may, periodically, offer Enhanced Fixed Account Dollar Cost Averaging programs. Only new purchase payments to the contract are eligible for Enhanced Fixed Account Dollar Cost Averaging and the contract value must be at least $10,000 at the time the purchase payment is applied.

Enhanced Fixed Account Dollar Cost Averaging involves the automatic transfer of a specific amount from the enhanced fixed account into other sub-accounts. Enhanced Fixed Account Dollar Cost Averaging transfers may not be directed to the fixed account or the Guaranteed Term Options. Amounts allocated to the enhanced fixed account earn a higher rate of interest than assets allocated in the standard fixed account. Each enhanced interest rate is guaranteed for as long as the corresponding program is in effect.

Transfers occur monthly or on another frequency if permitted by Nationwide. Enhanced Fixed Account Dollar Cost Averaging transfers are not considered transfer events. Nationwide will process transfers until either amounts allocated to the enhanced fixed account are exhausted or the contract owner instructs Nationwide in writing to stop the transfers. For Enhanced Fixed Account Dollar Cost Averaging, when a contract owner instructs Nationwide to stop the transfers, Nationwide will automatically transfer any amount remaining in the enhanced fixed account to the money market sub-account.

Nationwide reserves the right to stop establishing new Enhanced Fixed Account Dollar Cost Averaging programs.

Nationwide is required by state law to reserve the right to postpone transfer of assets from the fixed account, including an enhanced fixed account, for a period of up to 6 months from the date of the transfer request.

FIXED ACCOUNT INTEREST OUT DOLLAR COST AVERAGING

Nationwide may, periodically, offer Fixed Account Interest Out Dollar Cost Averaging programs. Fixed Account Interest Out Dollar Cost Averaging involves the automatic transfer of the interest earned on fixed account allocations into any other sub-accounts. Fixed Account Interest Out Dollar Cost Averaging transfers may not be directed to the fixed account or the Guaranteed Term Options.

Transfers occur monthly or on another frequency if permitted by Nationwide. Fixed Account Interest Out Dollar Cost Averaging transfers are not considered transfer events. Nationwide will continue to process transfers until the contract owner instructs Nationwide in writing to stop the transfers.

Nationwide reserves the right to stop establishing new Fixed Account Interest Out Dollar Cost Averaging programs.

Nationwide is required by state law to reserve the right to postpone transfer of assets from the fixed account for a period of up to 6 months from the date of the transfer request.

SYSTEMATIC WITHDRAWALS

Systematic Withdrawals allow contract owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be in writing.

The withdrawals will be taken from the sub-accounts and the fixed account proportionately unless Nationwide is instructed otherwise. Systematic Withdrawals are not available from the Guaranteed Term Options.

Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the contract owner. The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59 1/2 unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

If the contract owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greatest of:

(1) 10% of the net difference of purchase payments that are subject to CDSC minus purchase payments surrendered that were subject to CDSC;


(2) an amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code; or

(3) a percentage of the contract value based on the contract owner's age, as shown in the table below:

------------------------------ -----------------------
                                   PERCENTAGE OF
      CONTRACT OWNER'S             CONTRACT VALUE
             AGE
------------------------------ -----------------------
------------------------------ -----------------------
        Under age 59 1/2                    5%
------------------------------ -----------------------
------------------------------ -----------------------
   Age 59 1/2 through age 61                7%
------------------------------ -----------------------
------------------------------ -----------------------
    Age 62 through age 64                8%
------------------------------ -----------------------
------------------------------ -----------------------
    Age 65 through age 74               10%
------------------------------ -----------------------
------------------------------ -----------------------
       Age 75 and over                  13%
------------------------------ -----------------------

The contract owner's age is determined as of the date the request for Systematic Withdrawals is recorded by Nationwide's home office. For joint owners, the older joint owner's age will be used.

If total amounts withdrawn in any contract year exceed the CDSC-free amount described above, those amounts will only be eligible for the CDSC-free withdrawal privilege described in the CDSC provision. The total amount of CDSC for that contract year will be determined in accordance with that provision.

The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any contract year cannot be taken as free amounts in a subsequent contract year.

The Systematic Withdrawal programs terminate automatically each year on the day before the contract anniversary. To continue the Systematic Withdrawal program, a new request must be submitted annually.

Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the ten-day free-look period.

DEATH BENEFITS

DEATH OF CONTRACT OWNER

If a contract owner (including a joint owner) who is not the annuitant dies before the annuitization date, no death benefit is payable and the surviving joint owner becomes the contract owner.

If no joint owner is named, the contingent owner becomes the contract owner.

If no contingent owner is named, the beneficiary becomes the contract owner.

If no beneficiary survives the contract owner, the last surviving contract owner's estate becomes the contract owner.

Distributions will be made pursuant to the "Required Distributions for Non-Qualified Contracts" in Appendix C: Contract Types and Tax Information.

DEATH OF ANNUITANT

If the annuitant who is not a contract owner dies before the annuitization date, the contingent annuitant becomes the annuitant and no death benefit is payable. If no contingent annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified.

If no beneficiaries survive the annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified.

If no contingent beneficiaries survive the annuitant, the last surviving contract owner's estate will receive the death benefit.

If the contract owner is a Charitable Remainder Trust and the annuitant dies before the annuitization date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

If the annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH OF CONTRACT OWNER/ANNUITANT

If a contract owner (including a joint owner) who is also the annuitant dies before the annuitization date, a death benefit is payable to the surviving joint owner.

If there is no surviving joint owner, the death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified.

If no beneficiaries survive the contract owner/annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified.

If no contingent beneficiaries survive the contract owner/annuitant, the last surviving contract owner's estate will receive the death benefit.

If the contract owner/annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH BENEFIT PAYMENT

The recipient of the death benefit may elect to receive the death benefit:

(1)  in a lump sum;

(2)  as an annuity; or

(3)  in any other manner permitted by law and approved by Nationwide.

Nationwide will pay (or will begin to pay) the death benefit within 30 days of receiving proof of death and the instructions as to the payment of the death benefit. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.

DEATH BENEFIT CALCULATIONS


An applicant may elect either the standard death benefit or an available death benefit option under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.

The value of each component of the applicable death benefit calculation will be determined as of the date of the annuitant's death, except for the contract value component, which will be determined as of the date described in the applicable death benefit calculation.


Standard Death Benefit


If the annuitant dies prior to the annuitization date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the standard death benefit will be the greatest of:

(1) (a) if the contract was issued prior to February 1, 2005: the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant's death;

     (b) if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2) the total of all purchase payments, less an adjustment for amounts surrendered; or

(3) the highest contract value on any 5 year contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that 5 year contract anniversary.


The contract value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.


The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

If Nationwide does not receive all information necessary to pay the death benefit within one year of the annuitant's death, the death benefit will be the greater of (1) or (2) above.

If the annuitant dies prior to the annuitization date and the total of all purchase payments made to the contract is greater than $3,000,000, the standard death benefit will be determined using the following formula:

(A x F) + B(1 - F), where

     A = the greatest of:


     (1) (a) if the contract was issued prior to February 1, 2005: the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant's death;

         (b) if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit;


     (2) the total of all purchase payments, less an adjustment for amounts surrendered; or

     (3) the highest contract value on any 5 year contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that 5 year contract anniversary.


     The contract value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.


     The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

     If Nationwide does not receive all information necessary to pay the death benefit within one year of the annuitant's death, the calculation for A above will be the greater of (1) or (2) above.


     B = (1) if the contract was issued prior to February 1, 2005: the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant's death;

         (2) if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit; and


     F = the ratio of $3,000,000 to the total of all purchase payments made to the contract.

One-Year Enhanced Death Benefit II Option


For an additional charge at an annualized rate of 0.15% of the daily net assets of the variable account, an applicant can elect the One-Year Enhanced Death Benefit II Option at the time of application. This One-Year Enhanced Death Benefit II Option is only available beginning September 1, 2004 (or a later date if state law requires) for contracts with annuitants age 80 or younger at the time of application.

If the annuitant dies prior to the annuitization date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:

(1)    (a) if the contract was issued prior to February 1, 2005: the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant's death;

       (b) if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2) the total of all purchase payments, less an adjustment for amounts surrendered; or

(3) the highest contract value on any contract anniversary prior to the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.


The contract value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

If Nationwide does not receive all information necessary to pay the death benefit within one year of the annuitant's death, the death benefit will be the greater of (1) or (2) above.

If the annuitant dies prior to the annuitization date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:

(A x F) + B(1 - F), where

     A = the greatest of:


     (1) (a) if the contract was issued prior to February 1, 2005: the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant's death;

         (b) if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit;


     (2) the total of all purchase payments, less an adjustment for amounts surrendered; or

     (3) the highest contract value on any contract anniversary prior to the annuitant's 81st birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.


     The contract value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.


     The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

     If Nationwide does not receive all information necessary to pay the death benefit within one year of the annuitant's death, the calculation for A above will be the greater of (1) or (2) above.


     B = (1) if the contract was issued prior to February 1, 2005: the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant's death;

         (2) if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit; and


     F = the ratio of $3,000,000 to the total of all purchase payments made to the contract.

One-Year Enhanced Death Benefit Option


For an additional charge at an annualized rate of 0.10% of the daily net assets of the variable account, an applicant can elect the One-Year Enhanced Death Benefit Option at the time of application. The One-Year Enhanced Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit II Option. This option is the same as the One-Year Enhanced Death Benefit II Option except that this option has a lower price and there is no restriction as to the annuitant's age.


One-Month Enhanced Death Benefit II Option


For an additional charge at an annualized rate of 0.35% of the daily net assets of the variable account, an applicant can elect the One-Month Enhanced Death Benefit II Option at the time of application. The One-Month Enhanced Death Benefit II Option is only available beginning September 1, 2004 (or a later date if state law requires) for contracts with annuitants age 80 or younger at the time of application.

If the annuitant dies prior to the annuitization date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:

(1) (a) if the contract was issued prior to February 1, 2005: the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant's death;

     (b) if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2) the total of all purchase payments, less an adjustment for amounts surrendered; or

(3) the highest contract value on any monthly contract anniversary prior to the annuitant's 81st birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that monthly contract anniversary.


The contract value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.


The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

If Nationwide does not receive all information necessary to pay the death benefit within one year of the annuitant's death, the death benefit will be the greater of (1) or (2) above.

If the annuitant dies prior to the annuitization date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:

(A x F) + B(1 - F), where

   A = the greatest of:


     (1) (a) if the contract was issued prior to February 1, 2005: the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant's death;

         (b) if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit;


     (2) the total of all purchase payments, less an adjustment for amounts surrendered; or

     (3) the highest contract value on any monthly contract anniversary prior to the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that monthly contract anniversary.


     The contract value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.


     The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

     If Nationwide does not receive all information necessary to pay the death benefit within one year of the annuitant's death, the calculation for A above will be the greater of (1) or (2) above.


     B = (1) if the contract was issued prior to February 1, 2005: the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant's death;

         (2) if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit; and


     F = the ratio of $3,000,000 to the total of all purchase payments made to the contract.

One-Month Enhanced Death Benefit Option


For an additional charge at an annualized rate of 0.30% of the daily net assets of the variable account, an applicant can elect the One-Month Enhanced Death Benefit Option at the time of application. The One-Month Enhanced Death Benefit Option is only available until state approval is received for the One-Month Enhanced Death Benefit II Option. This option is the same as the One-Month Enhanced Death Benefit II Option except that this option has a lower price, there is no restriction as to the annuitant's age, and for item (3) above, Nationwide considers the highest value on any monthly contract anniversary prior to the annuitant's 86th birthday (subject to the same adjustments).


Combination Enhanced Death Benefit II Option


For an additional charge at an annualized rate of 0.45% of the daily net assets of the variable account, an applicant can elect the Combination Enhanced Death Benefit II Option at the time of application. The Combination Enhanced Death Benefit II Option is only available beginning September 1, 2004 (or a later date if state law requires) for contracts with annuitants age 75 or younger at the time of application.

If the annuitant dies prior to the annuitization date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:

(1) (a) if the contract was issued prior to February 1, 2005: the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant's death;

     (b) if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2) the total of all purchase payments , less an adjustment for amounts surrendered;

(3) the highest contract value on any contract anniversary before the annuitant's 81st birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

(4)  the 5% interest anniversary value.


The contract value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.


The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

If Nationwide does not receive all information necessary to pay the death benefit within one year of the annuitant's death, the death benefit will be the greater of (1) or (2) above.

The 5% interest anniversary value is equal to purchase payments, accumulated at 5% annual compound interest until the last contract anniversary prior to the annuitant's 81st birthday, proportionately adjusted for amounts surrendered. The adjustment for amounts surrendered will reduce the accumulated value as of the most recent contract anniversary prior to each partial surrender in the same proportion that the contract value was reduced on the date of the partial surrender. Such total accumulated amount, after the surrender adjustment, shall not exceed 200% of purchase payments adjusted for amounts surrendered.

If, after the first contract anniversary, the fixed account allocation becomes greater than 30% of the contract value due to the application of additional purchase payments, additional surrenders, or transfers among investment options, then for purposes of calculating the 5% interest anniversary value, 0% will accrue for that year. If the fixed account allocation becomes greater than 30% as a result of market performance, interest will continue to accrue at 5% for the interest anniversary value.

If the annuitant dies prior to the annuitization date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:

(A x F) + B(1 - F), where

   A = the greatest of:


     (1) (a) if the contract was issued prior to February 1, 2005: the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant's death;

         (b) if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit;


     (2) the total of all purchase payments, less an adjustment for amounts surrendered;

     (3) the highest contract value on any contract anniversary before the annuitant's 81st birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

     (4) the 5% interest anniversary value.


     The contract value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.


     The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

     If Nationwide does not receive all information necessary to pay the death benefit within one year of the annuitant's death, the calculation for A above will be the greater of (1) or (2) above.


     B = (1) if the contract was issued prior to February 1, 2005: the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant's death;

         (2) if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit; and


     F = the ratio of $3,000,000 to the total of all purchase payments made to the contract.

Combination Enhanced Death Benefit Option


For an additional charge at an annualized rate of 0.40% of the daily net assets of the variable account, an applicant can elect the Combination Enhanced Death Benefit Optionat the time of application. The Combination Enhanced Death Benefit Option is only available until state approval is received for the Combination Enhanced Death Benefit II Option. This option is the same as the Combination Enhanced Death Benefit II Option except that this option has a lower price and the option is available to applicants with annuitants age 80 or younger at the time of application.


ANNUITY COMMENCEMENT DATE

The annuity commencement date is the date on which annuity payments are scheduled to begin. Generally, the contract owner designates the annuity commencement date at the time of application. If no annuity commencement date is designated at the time of application, Nationwide will establish the annuity commencement date as the date the annuitant reaches age 90 for Non-Qualified Contracts and the date the contract owner reaches age 70 1/2 for all other contract types.

The contract owner may change the annuity commencement date before annuitization. This change must be in writing and approved by Nationwide. The annuity commencement date may not be later than the first day of the first calendar month after the annuitant's 90th birthday unless approved by Nationwide.

ANNUITIZING THE CONTRACT

ANNUITIZATION DATE

The annuitization date is the date on which annuity payments begin. The annuitization date will be the first day of a calendar month unless otherwise agreed. The annuitization date must be at least 2 years after the contract is issued, but may not be later than either:

     o    the age (or date) specified in your contract; or

     o    the age (or date) specified by state law, where applicable.

If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first 2 years subject to Nationwide's approval.

On the annuitization date, the annuitant becomes the contract owner unless the contract owner is a Charitable Remainder Trust.

The Internal Revenue Code may require that distributions be made prior to the annuitization dates specified above see "Required Distributions" in Appendix C:
Contract Types and Tax Information.

ANNUITIZATION

Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the annuitization date, the annuitant must choose:

(1)  an annuity payment option; and

(2) either a fixed payment annuity, variable payment annuity, or an available combination.

Any allocations in the fixed account that are to be annuitized as a variable payment annuity must be moved to the variable account prior to the annuitization date. There are no restrictions on fixed account transfers made in anticipation of annuitization.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the contract owner.

FIXED ANNUITY PAYMENTS

Fixed annuity payments provide for level annuity payments. Premium taxes are deducted prior to determining fixed annuity payments. The fixed annuity payments will remain level unless the annuity payment option provides otherwise.

VARIABLE ANNUITY PAYMENTS

Variable annuity payments will vary depending on the performance of the underlying mutual funds selected.

First Variable Annuity Payment

The following factors determine the amount of the first variable annuity payment:

o the portion of purchase payments allocated to provide variable annuity payments;

o    the variable account value on the annuitization date;

o the adjusted age and sex of the annuitant (and joint annuitant, if any) in accordance with the contract;

o    the annuity payment option elected;

o    the frequency of annuity payments;

o    the annuitization date;

o the assumed investment return (the net investment return required to maintain level variable annuity payments);

o    the deduction of applicable premium taxes; and

o    the date the contract was issued.

Subsequent Variable Annuity Payments

Variable annuity payments after the first will vary with the performance of the underlying mutual funds chosen by the contract owner after the investment performance is adjusted by the assumed investment return factor.

The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular sub-account divided by the annuity unit value for that sub-account as of the annuitization date. This establishes the number of annuity units provided by each sub-account for each variable annuity payment after the first.

The number of annuity units for each sub-account will remain constant, unless the contract owner transfers value from one underlying mutual fund to another.

The number of annuity units for each sub-account is multiplied by the annuity unit value for that sub-account for the valuation period for which the payment is due. The sum of these results for all the sub-accounts in which the contract owner invests establishes the dollar amount of the variable annuity payment.

Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected underlying mutual funds is greater or lesser than the assumed investment return.

Assumed Investment Return

An assumed investment return is the net investment return required to maintain level variable annuity payments. Nationwide uses a 3.5% assumed investment return factor. Therefore, if the net investment performance of each sub-account in which the contract owner invests exactly equals 3.5% for every payment period, then each payment will be the same amount. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.

Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.

Value of an Annuity Unit

Annuity unit values for sub-accounts are determined by:

(1) multiplying the annuity unit value for each sub-account for the immediately preceding valuation period by the net investment factor for the sub-account for the subsequent valuation period (see "Determining the Contract Value - Determining Variable Account Value - Valuing an Accumulation Unit"); and then

(2) multiplying the result from (1) by a factor to neutralize the assumed investment return factor.

FREQUENCY AND AMOUNT OF ANNUITY PAYMENTS

Annuity payments are based on the annuity payment option elected.

If the net amount to be annuitized is less than $2,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.

Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $20. The payment frequency will be changed to an interval that will result in payments of at least $20.

Annuity payments will generally be received within 7 to 10 days after each annuity payment date.

ANNUITY PAYMENT OPTIONS

The annuitant must elect an annuity payment option before the annuitization date. If the annuitant fails to elect an annuity payment option, Nationwide will assume a Single Life with a 20 Year Term Certain annuity payment option. Once elected, the annuity payment option may not be changed.

Not all of the annuity payment options may be available in all states. Additionally, the annuity payment options available may be limited based on the annuitant's age (and the joint annuitant's age, if applicable) or requirements under the Internal Revenue Code.

ANNUITY PAYMENT OPTIONS FOR CONTRACTS WITH TOTAL PURCHASE PAYMENTS LESS THAN OR EQUAL TO $2,000,000

If, at the annuitization date, the total of all purchase payments made to the contract is less than or equal to $2,000,000, the annuity payment options available are:

o    Single Life;

o    Standard Joint and Survivor; and

o    Single Life with a 10 or 20 Year Term Certain.

Each of the annuity payment options is discussed more thoroughly below.

Single Life

The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the annuitant.

Payments will cease with the last payment before the annuitant's death. No death benefit will be paid.

No withdrawals other than the scheduled annuity payments are permitted.

Standard Joint and Survivor

The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the annuitant and joint annuitant. After the death of either the annuitant or joint annuitant, payments will continue for the life of the survivor.

Payments will cease with the last payment due prior to the death of the last survivor of the annuitant and joint annuitant. No death benefit will be paid.

No withdrawals other than the scheduled annuity payments are permitted.

Single Life with a 10 or 20 Year Term Certain

The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the annuitant's lifetime or for the term selected, whichever is longer. The term may be either 10 or 20 years.

If the annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.

No withdrawals other than the scheduled annuity payments are permitted.

Any Other Option

Annuity payment options not set forth in this provision may be available. Any annuity payment option not set forth in this provision must be approved by Nationwide.

ANNUITY PAYMENT OPTIONS FOR CONTRACTS WITH TOTAL PURCHASE PAYMENTS GREATER THAN $2,000,000

If, at the annuitization date, the total of all purchase payments made to the contract is greater than $2,000,000, Nationwide may limit the annuity payment option to the longer of:

(1)  a Fixed Life Annuity with a 20 Year Term Certain; or

(2)  a Fixed Life Annuity with a Term Certain to Age 95.

Additionally, Nationwide will limit the amount that may be annuitized on a single life to $5,000,000. If the total amount to be annuitized is greater than $5,000,000, then, for the purpose of annuitization only, Nationwide will permit additional annuitants to be named.

STATEMENTS AND REPORTS

Nationwide will mail contract owners statements and reports. Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

o    statements showing the contract's quarterly activity;

o confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements;

o semi-annual reports as of June 30 containing financial statements for the variable account; and

o annual reports as of December 31 containing financial statements for the variable account.

Contract owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

LEGAL PROCEEDINGS


Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business. It is not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses. Some of the matters referred to below are in very preliminary stages, and Nationwide does not have sufficient information to make an assessment of plaintiffs' claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, that are difficult to quantify and cannot be defined based on the information currently available. Nationwide does not believe, based on information currently known by Nationwide's management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on Nationwide's consolidated financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on Nationwide's consolidated financial results in a particular quarterly or annual period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

The financial services industry, including mutual fund, variable annuity, life insurance and distribution companies, has been the subject of increasing scrutiny by regulators, legislators and the media over the past year. Numerous regulatory agencies, including the SEC, the National Association of Securities Dealers and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. Investigations and enforcement actions have also been commenced, on a smaller scale, regarding the sales practices of mutual fund distributors and life insurance companies. These legal proceedings are expected to continue in the future. These investigations and proceedings could result in legal precedents and new industry-wide legislation, rules or regulations that could significantly affect the financial services industry, including variable annuity companies. Nationwide has been contacted by regulatory agencies for information relating to market timing, late trading, distribution and service provider compensation arrangements, and sales practices. The SEC, in conjunction with the New York State Attorney General, is conducting an investigation of market timing in certain international and global mutual funds offered in insurance products sponsored by Nationwide. Nationwide is cooperating with these regulatory agencies and is responding to those information requests.

In addition, various state attorneys general and insurance regulators recently have announced industry-wide investigations or other actions relating to certain compensation arrangements and other sales practices involving insurance brokers and insurance companies. Similar legal and regulatory proceedings and investigations may be commenced by other regulatory bodies in the future. Nationwide intends to cooperate with regulators in connection with any inquiries about its operations. Nationwide Mutual Insurance Company ("NMIC") has been contacted by certain regulators for information on these issues with respect to its operations and the operations of its subsidiaries, including Nationwide. Nationwide will cooperate with NMIC in responding to these inquiries to the extent that any inquiries encompass its operations.

On April 13, 2004, Nationwide was named in a class action lawsuit filed in Circuit Court, Third Judicial Circuit, Madison County, Illinois entitled Woodbury v. Nationwide Life Insurance Company. The plaintiff purports to represent a class of persons in the United States who, through their ownership of a Nationwide annuity or insurance product, held units of any Nationwide sub-account invested in mutual funds which included foreign securities in their portfolios and which allegedly experienced market timing trading activity. The complaint contains allegations of negligence, reckless indifference and breach of fiduciary duty. The plaintiff seeks to recover compensatory and punitive damages in an amount not to exceed $75,000 per plaintiff or class member. Nationwide removed this case to the United States District Court for the Southern District of Illinois on June 1, 2004. The plaintiffs moved to remand on June 28, 2004. On July 12, 2004, Nationwide filed a memorandum opposing remand and requesting a stay pending the resolution of an unrelated case covering similar issues, which is an appeal from a decision of the same District Court remanding a removed market timing case to an Illinois state court. On July 30, 2004, the U.S. District Court granted Nationwide's request for a stay pending a decision by the Seventh Circuit on the unrelated case mentioned above. This lawsuit is in a preliminary stage, and Nationwide intends to defend it vigorously.

On January 21, 2004, Nationwide was named in a lawsuit filed in the United States District Court for the Northern District of Mississippi entitled United Investors Life Insurance Company v. Nationwide Life Insurance Company and/or Nationwide Life Insurance Company of America and/or Nationwide Life and Annuity Insurance Company and/or Nationwide Life and Annuity Company of America and/or Nationwide Financial Services, Inc. and/or Nationwide Financial Corporation, and John Does A-Z. In its complaint, plaintiff United Investors alleges that Nationwide and/or its affiliated life insurance companies caused the replacement of variable insurance policies and other financial products issued by United Investors with policies issued by the Nationwide defendants. The plaintiff raises claims for (1) violations of the Federal Lanham Act, and common law unfair competition and defamation, (2) tortious interference with the plaintiff's contractual relationship with Waddell & Reed, Inc. and/or its affiliates, Waddell & Reed Financial, Inc., Waddell & Reed Financial Services, Inc. and W&R Insurance Agency, Inc., or with plaintiff's contractual relationships with its variable policyholders, (3) civil conspiracy, and (4) breach of fiduciary duty. The complaint seeks compensatory damages, punitive damages, pre- and post-judgment interest, a full accounting, and costs and disbursements, including attorneys' fees. Nationwide filed a motion to dismiss the complaint on June 1, 2004. Plaintiff has opposed that motion. Nationwide intends to defend this lawsuit vigorously.

On October 31, 2003, Nationwide was named in a lawsuit seeking class action status filed in the United States District Court for the District of Arizona entitled Robert Helman et al v. Nationwide Life Insurance Company et al. The suit challenges the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans. On April 8, 2004, the plaintiff filed an amended class action complaint on behalf of all persons who purchased an individual variable deferred annuity contract or a certificate to a group variable annuity contract issued by Nationwide or Nationwide Life and Annuity Insurance Company which were allegedly used to fund certain tax-deferred retirement plans. The amended class action complaint seeks unspecified compensatory damages. Nationwide filed a motion to dismiss the complaint on May 24, 2004. On July 27, 2004, the court granted Nationwide's motion to dismiss. The plaintiff has appealed that dismissal to the United States Court of Appeals for the Ninth Circuit. Nationwide intends to defend this lawsuit vigorously.

On May 1, 2003, Nationwide was named in a class action lawsuit filed in the United States District Court for the Eastern District of Louisiana entitled Edward Miller, Individually, and on behalf of all others similarly situated, v. Nationwide Life Insurance Company. The complaint alleges that in 2001, plaintiff Edward Miller purchased three group modified single premium variable annuities issued by Nationwide. The plaintiff alleges that Nationwide represented in its prospectus and promised in its annuity contracts that contract holders could transfer assets without charge among the various funds available through the contracts, that the transfer rights of contract holders could not be modified and that Nationwide's expense charges under the contracts were fixed. The plaintiff claims that Nationwide has breached the contracts and violated federal securities laws by imposing trading fees on transfers that were supposed to have been without charge. The plaintiff seeks compensatory damages and rescission on behalf of himself and a class of persons who purchased this type of annuity or similar contracts issued by Nationwide between May 1, 2001 and April 30, 2002 inclusive and were allegedly damaged by paying transfer fees. Nationwide's motion to dismiss the complaint was granted by the Court on October 28, 2003. The plaintiff has appealed that dismissal to the United States Court of Appeals for the Fifth Circuit. Nationwide intends to defend this lawsuit vigorously.

On August 15, 2001, Nationwide was named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. The plaintiffs first amended their complaint on September 5, 2001 to include class action allegations and have subsequently amended their complaint three times. As amended, in the current complaint the plaintiffs seek to represent a class of ERISA qualified retirement plans that purchased variable annuities from Nationwide. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that Nationwide breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by Nationwide, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys' fees. On December 13, 2001, the plaintiffs filed a motion for class certification. The plaintiffs filed a supplement to that motion on September 19, 2003. Nationwide opposed that motion on December 24, 2003. On January 30, 2004, Nationwide filed a Revised Memorandum in Support of Summary Judgment. The plaintiffs have opposed that motion. Nationwide intends to defend this lawsuit vigorously.

The general distributor, NISC, is not engaged in any litigation of any material nature.


ADVERTISING

MONEY MARKET YIELDS

Nationwide may advertise the "yield" and "effective yield" for the money market sub-account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.

Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.

HISTORICAL PERFORMANCE OF THE SUB-ACCOUNTS

Nationwide will advertise historical performance of the sub-accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a sub-account has been available in the variable account for less than one year, the performance information for that sub-account is not annualized. Performance information is based on historical earnings and is not intended to predict or project future results.

Standardized performance will reflect the maximum variable account charges possible under the contract, the Contract Maintenance Charge, and the standard CDSC schedule. Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract. The expense assumptions will be stated in the advertisement.

            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
                                                                                                                              PAGE
General Information and History..................................................................................................1
Services.........................................................................................................................1
Purchase of Securities Being Offered.............................................................................................1
Underwriters.....................................................................................................................1
Annuity Payments.................................................................................................................2
Condensed Financial Information..................................................................................................2
Financial Statements...........................................................................................................126

APPENDIX A: UNDERLYING MUTUAL FUNDS

The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met.

Please refer to the prospectus for each underlying mutual fund for more detailed information.

AIM VARIABLE INSURANCE FUNDS - AIM V.I. BASIC VALUE FUND: SERIES II SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              AIM Advisors, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

AIM VARIABLE INSURANCE FUNDS - AIM V.I. CAPITAL APPRECIATION FUND: SERIES II SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              AIM Advisors, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

AIM VARIABLE INSURANCE FUNDS - AIM V.I. CAPITAL DEVELOPMENT FUND: SERIES II SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              AIM Advisors, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. - ALLIANCEBERNSTEIN GROWTH
AND INCOME PORTFOLIO: CLASS B This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Alliance Capital Management, L.P.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Reasonable current income and reasonable opportunity for appreciation through investments primarily in dividend-paying common stocks of good quality.
------------------------------------------------ -----------------------------------------------------------------------------------

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. - ALLIANCEBERNSTEIN SMALL CAP VALUE PORTFOLIO: CLASS B
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Alliance Capital Management, L.P.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP INCOME & GROWTH FUND: CLASS II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP INTERNATIONAL FUND: CLASS II
The underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP INTERNATIONAL FUND: CLASS IV
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP ULTRA FUND: CLASS II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP VALUE FUND: CLASS II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC. - AMERICAN CENTURY VP INFLATION PROTECTION FUND: CLASS II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term total return using a strategy that seeks to protect against U.S.
                                                 inflation.
------------------------------------------------ -----------------------------------------------------------------------------------

DREYFUS INVESTMENT PORTFOLIOS - SMALL CAP STOCK INDEX PORTFOLIO: SERVICE SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            To match performance of the S&P Small Cap 600 Index.
------------------------------------------------ -----------------------------------------------------------------------------------

DREYFUS STOCK INDEX FUND, INC.: SERVICE SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            To match total return of S&P 500 Composite Stock Price Index.
------------------------------------------------ -----------------------------------------------------------------------------------

DREYFUS VARIABLE INVESTMENT FUND - APPRECIATION PORTFOLIO: SERVICE SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

DREYFUS VARIABLE INVESTMENT FUND - DEVELOPING LEADERS PORTFOLIO: SERVICE SHARES
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Maximum capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

FEDERATED INSURANCE SERIES - FEDERATED AMERICAN LEADERS FUND II: SERVICE SHARES
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Federated Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

FEDERATED INSURANCE SERIES - FEDERATED CAPITAL APPRECIATION FUND II: SERVICE SHARES
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Federated Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

FEDERATED INSURANCE SERIES - FEDERATED QUALITY BOND FUND II: SERVICE SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Federated Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Current income.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP EQUITY-INCOME PORTFOLIO: SERVICE CLASS 2
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Reasonable income.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP GROWTH PORTFOLIO: SERVICE CLASS 2
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP OVERSEAS PORTFOLIO: SERVICE CLASS 2
The underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management and Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP OVERSEAS PORTFOLIO: SERVICE CLASS 2 R
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management and Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II - VIP II CONTRAFUND(R) PORTFOLIO: SERVICE CLASS 2
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II - VIP II INVESTMENT GRADE BOND PORTFOLIO: SERVICE CLASS 2
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III - VIP III MID CAP PORTFOLIO: SERVICE CLASS 2
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III - VIP III VALUE STRATEGIES PORTFOLIO: SERVICE CLASS 2
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - FRANKLIN RISING DIVIDENDS SECURITIES FUND: CLASS 2
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Franklin Advisory Services, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - FRANKLIN SMALL CAP VALUE SECURITIES FUND: CLASS 2
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Franklin Advisory Services, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term total return.
------------------------------------------------ -----------------------------------------------------------------------------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON FOREIGN
SECURITIES FUND: CLASS 2 The underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Templeton Investment Counsel, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON FOREIGN SECURITIES FUND: CLASS 3
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Templeton Investment Counsel, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

GARTMORE VARIABLE INSURANCE TRUST - COMSTOCK GVIT VALUE FUND: CLASS II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Van Kampen Asset Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth and income.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - DREYFUS GVIT INTERNATIONAL VALUE FUND: CLASS II
The underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - DREYFUS GVIT INTERNATIONAL VALUE FUND: CLASS VI
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

GARTMORE VARIABLE INSURANCE TRUST - DREYFUS GVIT MID CAP INDEX FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - FEDERATED GVIT HIGH INCOME BOND FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Federated Investment Counseling
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High current income.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT EMERGING MARKETS FUND: CLASS II
The underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                 Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT EMERGING MARKETS FUND: CLASS VI
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                 Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL FINANCIAL SERVICES
FUND: CLASS II The underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                 Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL HEALTH SCIENCES FUND:
CLASS II The underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL HEALTH SCIENCES FUND: CLASS VI
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL TECHNOLOGY AND
COMMUNICATIONS FUND: CLASS II The underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND: CLASS VI
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL UTILITIES FUND: CLASS II
The underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                 Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GOVERNMENT BOND FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of income.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT INVESTOR DESTINATIONS FUNDS
--------------------------- --------------------------------------------------------------------------------------------------------
Investment Adviser:         Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services, Inc.
--------------------------- --------------------------------------------------------------------------------------------------------
--------------------------- ------------------------- ------------------------------------------------------------------------------
Gartmore GVIT Investor      Investment Objective:     To maximize total investment return by seeking income and, secondarily, long
Destinations Conservative                             term growth of capital.  The Fund invests in a target allocation mix of 10%
Fund: Class II                                        large cap U.S. stocks, 5% mid cap U.S. stocks, 5% international stocks, 35%
                                                      bonds, and 45% short-term investments.
--------------------------- ------------------------- ------------------------------------------------------------------------------
--------------------------- ------------------------- ------------------------------------------------------------------------------
Gartmore GVIT Investor      Investment Objective:     To maximize total investment return by seeking income and, secondarily, long
Destinations Moderately                               term growth of capital.  The Fund invests in a target allocation mix of 20%
Conservative Fund: Class                              large cap U.S. stocks, 10% mid cap U.S. stocks, 10% international stocks, 35%
II                                                    bonds, and 25% short-term investments.
--------------------------- ------------------------- ------------------------------------------------------------------------------
--------------------------- ------------------------- ------------------------------------------------------------------------------
Gartmore GVIT Investor      Investment Objective:     To maximize total investment return by seeking growth of capital and income.
Destinations Moderate                                 The Fund invests in a target allocation mix of 30% large cap U.S. stocks, 10%
Fund: Class II                                        mid cap U.S. stocks, 5% small cap U.S. stocks, 15% international stocks, 25%
                                                      bonds, and 15% short-term investments.
--------------------------- ------------------------- ------------------------------------------------------------------------------
--------------------------- ------------------------- ------------------------------------------------------------------------------
Gartmore GVIT Investor      Investment Objective:     To maximize total investment return primarily by seeking growth of capital,
Destinations Moderately                               but also income.  The Fund invests in a target allocation mix of 35% large
Aggressive Fund: Class II                             cap U.S. stocks, 15% mid cap U.S. stocks, 5% small cap U.S. stocks, 25%
                                                      international stocks, 15% bonds, and 5% short-term investments.
--------------------------- ------------------------- ------------------------------------------------------------------------------
--------------------------- ------------------------- ------------------------------------------------------------------------------
Gartmore GVIT Investor      Investment Objective:     To maximize total investment return primarily by seeking growth of capital.
Destinations Aggressive                               The Fund invests in a target allocation mix of 40% large cap U.S. stocks, 15%
Fund: Class II                                        mid cap U.S. stocks, 10% small cap U.S. stocks, 30% international stocks, and
                                                      5% bonds.
--------------------------- ------------------------- ------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT MID CAP GROWTH FUND - CLASS II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT MONEY MARKET FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT NATIONWIDE(R) FUND: CLASS II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT U.S. GROWTH LEADERS FUND: CLASS II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL CAP GROWTH FUND: CLASS II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-advisers:                                    Oberweis Asset Management, Inc.; Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL CAP VALUE FUND: CLASS II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     The Dreyfus Corporation; J.P. Morgan Investment Management Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL COMPANY FUND: CLASS II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-advisers:                                    American Century Investment Management, Inc.; The Dreyfus Corporation; Gartmore
                                                 Global Partners, an indirect subsidiary of Nationwide Mutual Insurance Company;
                                                 Morgan Stanley Investment Management Inc.; Neuberger Berman, LLC; Waddell & Reed
                          Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - VAN KAMPEN GVIT MULTI SECTOR BOND FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Morgan Stanley Investment Management Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Above average total return.
------------------------------------------------ -----------------------------------------------------------------------------------

JANUS ASPEN SERIES - BALANCED PORTFOLIO: SERVICE SHARES
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

JANUS ASPEN SERIES - CAPITAL APPRECIATION PORTFOLIO: SERVICE SHARES
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

JANUS ASPEN SERIES - INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES
The underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------


JANUS ASPEN SERIES - INTERNATIONAL GROWTH PORTFOLIO: SERVICE II SHARES
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

JANUS ASPEN SERIES - RISK-MANAGED CORE PORTFOLIO: SERVICE SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Enhanced Investment Technologies, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

MFS(R) VARIABLE INSURANCE TRUST - MFS INVESTORS GROWTH STOCK SERIES: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Massachusetts Financial Services Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth and future income.
------------------------------------------------ -----------------------------------------------------------------------------------

MFS(R) VARIABLE INSURANCE TRUST - MFS VALUE SERIES: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Massachusetts Financial Services Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation and reasonable income.
------------------------------------------------ -----------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT FASCIANO PORTFOLIO: CLASS S
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT LIMITED MATURITY BOND PORTFOLIO: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Highest available current income.
------------------------------------------------ -----------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT MID-CAP GROWTH PORTFOLIO: CLASS S
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT SOCIALLY RESPONSIVE PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER CAPITAL APPRECIATION FUND/VA: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER GLOBAL SECURITIES FUND/VA:
SERVICE CLASS The underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER GLOBAL SECURITIES FUND/VA: CLASS IV
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER HIGH INCOME FUND/VA: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income.
------------------------------------------------ -----------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER MAIN STREET(R) FUND/VA: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ -----------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER MAIN STREET(R) SMALL CAP FUND/VA: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Oppenheimer Funds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

PUTNAM VARIABLE TRUST - PUTNAM VT GROWTH & INCOME FUND: CLASS IB
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Putnam Investment Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth and current income.
------------------------------------------------ -----------------------------------------------------------------------------------

PUTNAM VARIABLE TRUST - PUTNAM VT INTERNATIONAL EQUITY FUND: CLASS IB
The underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Putnam Investment Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

PUTNAM VARIABLE TRUST - PUTNAM VT VOYAGER FUND: CLASS IB
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Putnam Investment Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CORE PLUS FIXED INCOME PORTFOLIO: CLASS II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Morgan Stanley Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Above-average total return.
------------------------------------------------ -----------------------------------------------------------------------------------

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - EMERGING MARKETS DEBT PORTFOLIO: CLASS II
The underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Morgan Stanley Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ -----------------------------------------------------------------------------------

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - U.S. REAL ESTATE PORTFOLIO: CLASS II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Morgan Stanley Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Above average current income and long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

APPENDIX B: CONDENSED FINANCIAL INFORMATION

The following tables list the Condensed Financial Information (the accumulation unit value information for accumulation units outstanding) for contracts with no optional benefits (the minimum variable account charge of 1.10%) and contracts with all optional benefits available on December 31, 2003 (the maximum variable account charge of 2.90%). The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect accumulation unit information for a partial year only. Should the variable account charges applicable to your contract fall between the maximum and minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your contract, such information can be obtained in the Statement of Additional Information FREE OF CHARGE by:

                 CALLING:             1-800-848-6331, TDD 1-800-238-3035
                 WRITING:             Nationwide Life Insurance Company
                                      One Nationwide Plaza, RR1-04-F4
                                      Columbus, Ohio 43215
                CHECKING
                ON-LINE AT:           www.bestofamerica.com

The American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV, Fidelity Variable Insurance Products Fund - Fidelity VIP Overseas Portfolio: Service Class 2R, Franklin Templeton Variable Insurance Products Trust- Templeton Foreign Securities Fund: Class 3, GVIT - Dreyfus GVIT International Value Fund: Class VI, GVIT - Gartmore GVIT Emerging Markets Fund: Class VI, GVIT - Gartmore GVIT Global Health Sciences Fund: Class VI, GVIT - Gartmore GVIT Global Technology and Communications Fund: Class VI, Janus Aspen Series - International Growth Portfolio: Service II Shares, and the Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA:
Class IV were added to the variable account on May 1, 2004. Therefore, no Condensed Financial Information is available.

                  NO ADDITIONAL CONTRACT OPTIONS ELECTED (TOTAL 1.10%)
              (VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET
                         ASSETS OF THE VARIABLE ACCOUNT)

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      SUB-ACCOUNT              ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF        PERIOD
                                    VALUE AT        VALUE AT END OF    ACCUMULATION UNIT   ACCUMULATION UNITS
                                  BEGINNING OF           PERIOD              VALUE          AT END OF PERIOD
                                     PERIOD
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      AIM Variable Insurance        10.000000           14.104409              41.04%               4,118          2003*
      Funds - Basic Value
      Fund: Series II Shares
      - Q/NQ
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      AIM Variable Insurance        10.000000           13.399083              33.99%                 921          2003*
      Funds - Capital
      Appreciation Fund:
      Series II Shares - Q/NQ
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      AIM Variable Insurance        10.000000           14.002502              40.03%                   0          2003*
      Funds - Capital
      Development Fund:
      Series II Shares - Q/NQ
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      SUB-ACCOUNT              ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF        PERIOD
                                    VALUE AT        VALUE AT END OF    ACCUMULATION UNIT   ACCUMULATION UNITS
                                  BEGINNING OF           PERIOD              VALUE          AT END OF PERIOD
                                     PERIOD
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      AllianceBernstein             10.000000           13.723460              37.23%               3,260          2003*
      Variable Products
      Series Fund, Inc. -
      AllianceBernstein
      Growth and Income
      Portfolio: Class B -
      Q/NQ
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      AllianceBernstein             10.000000           14.832559              48.33%               1,783          2003*
      Variable Products
      Series Fund, Inc. -
      AllianceBernstein
      Small Cap Value
      Portfolio: Class B -
      Q/NQ
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      American Century              10.000000           13.502299              35.02%               1,651          2003*
      Variable Portfolios,
      Inc. - American
      Century VP Income &
      Growth Fund: Class II
      - Q/NQ
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      American Century              10.000000           13.017408              30.17%                 294          2003*
      Variable Portfolios,
      Inc. - American
      Century VP
      International Fund:
      Class II - Q/NQ
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      American Century              10.000000           13.071680              30.72%                   0          2003*
      Variable Portfolios,
      Inc. - American
      Century VP Ultra Fund:
      Class II - Q/NQ
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      American Century              10.000000           13.626702              36.27%                 209          2003*
      Variable Portfolios,
      Inc. - American
      Century VP Value Fund:
      Class II - Q/NQ
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      American Century              10.000000           10.444683               4.45%                 832          2003*
      Variable Portfolios
      II, Inc. - American
      Century VP Inflation
      Protection Fund: Class
      II - Q/NQ
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      SUB-ACCOUNT              ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF        PERIOD
                                    VALUE AT        VALUE AT END OF    ACCUMULATION UNIT   ACCUMULATION UNITS
                                  BEGINNING OF           PERIOD              VALUE          AT END OF PERIOD
                                     PERIOD
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      Dreyfus Investment            10.000000           14.605712              46.06%                 185          2003*
      Portfolios - Small Cap
      Stock Index Portfolio:
      Service Shares - Q/NQ
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      Dreyfus Stock Index           10.000000           13.341925              33.42%               4,947          2003*
      Fund, Inc.: Service
      Shares - Q/NQ
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      Dreyfus Variable              10.000000           12.710009              27.10%                   0          2003*
      Investment Fund -
      Appreciation
      Portfolio: Service
      Shares - Q/NQ
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      Dreyfus Variable              10.000000           13.825682              38.26%               1,277          2003*
      Investment Fund -
      Developing Leaders
      Portfolio: Service
      Shares - Q/NQ
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      Federated Insurance           10.000000           13.355494              33.55%                   0          2003*
      Series - Federated
      American Leaders Fund
      II: Service Shares -
      Q/NQ
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      Federated Insurance           10.000000           13.002047              30.02%              12,805          2003*
      Series - Federated
      Capital Appreciation
      Fund II: Service
      Shares - Q/NQ
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      Federated Insurance           10.000000           10.281720               2.82%               1,846          2003*
      Series - Federated
      Quality Bond Fund II:
      Service Shares - Q/NQ
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      Fidelity VIP                  10.000000           13.756075              37.56%               9,363          2003*
      Equity-Income
      Portfolio: Service
      Class 2 - Q/NQ
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      Fidelity VIP Growth           10.000000           13.898624              38.99%               1,320          2003*
      Portfolio: Service
      Class 2 - Q/NQ
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      Fidelity VIP Overseas         10.000000           14.845971              48.46%               6,418          2003*
      Portfolio: Service
      Class 2 - Q/NQ
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      SUB-ACCOUNT              ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF        PERIOD
                                    VALUE AT        VALUE AT END OF    ACCUMULATION UNIT   ACCUMULATION UNITS
                                  BEGINNING OF           PERIOD              VALUE          AT END OF PERIOD
                                     PERIOD
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      Fidelity VIP II               10.000000           13.413518              34.14%               4,983          2003*
      Contrafund(R) Portfolio:
      Service Class 2 - Q/NQ
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      Fidelity VIP II               10.000000           10.340078               3.40%               3,143          2003*
      Investment Grade Bond
      Portfolio: Service
      Class 2 - Q/NQ
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      Fidelity VIP III Mid          10.000000           14.387342              43.87%               3,189          2003*
      Cap Portfolio: Service
      Class 2 - Q/NQ
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      Fidelity VIP III Value        10.000000           16.697903              66.98%                 257          2003*
      Strategies Portfolio:
      Service Class 2 - Q/NQ
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      Franklin Templeton            10.000000           13.224078              32.24%              37,020          2003*
      Variable Insurance
      Products Trust -
      Franklin Rising
      Dividends Securities
      Fund: Class 2 - Q/NQ
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      Franklin Templeton            10.000000           14.453810              44.54%               3,006          2003*
      Variable Insurance
      Products Trust -
      Franklin Small Cap
      Value Securities Fund:
      Class 2 - Q/NQ
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      Franklin Templeton            10.000000           13.812306              38.12%               1,952          2003*
      Variable Insurance
      Products Trust -
      Templeton Foreign
      Securities Fund: Class
      2 - Q/NQ
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      GVIT Comstock GVIT            10.000000           13.680090              36.80%                 703          2003*
      Value Fund: Class II -
      Q/NQ
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      GVIT Dreyfus GVIT             10.000000           13.705010              37.05%                   0          2003*
      International Value
      Fund: Class II - Q/NQ
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      SUB-ACCOUNT              ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF        PERIOD
                                    VALUE AT        VALUE AT END OF    ACCUMULATION UNIT   ACCUMULATION UNITS
                                  BEGINNING OF           PERIOD              VALUE          AT END OF PERIOD
                                     PERIOD
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      GVIT Dreyfus GVIT Mid         10.000000           14.379240              43.79%                 842          2003*
      Cap Index Fund: Class
      I - Q/NQ
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      GVIT Federated GVIT           10.000000           11.973549              19.74%               2,714          2003*
      High Income Bond Fund:
      Class I - Q/NQ
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      GVIT Gartmore GVIT            10.000000           16.755328              67.55%                 751          2003*
      Emerging Markets Fund:
      Class II - Q/NQ
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      GVIT Gartmore GVIT            10.000000           14.299711              43.00%                   0          2003*
      Global Financial
      Services Fund: Class
      II - Q/NQ
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      GVIT Gartmore GVIT            10.000000           13.898986              38.99%                 129          2003*
      Global Health Sciences
      Fund: Class II - Q/NQ
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      GVIT Gartmore GVIT            10.000000           15.350846              53.51%                   0          2003*
      Global Technology and
      Communications Fund:
      Class II - Q/NQ
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      GVIT Gartmore GVIT            10.000000           12.484794              24.85%                   0          2003*
      Global Utilities Fund:
      Class II - Q/NQ
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      GVIT Gartmore GVIT            10.000000           10.101596               1.02%              29,652          2003*
      Government Bond Fund:
      Class I - Q/NQ
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      GVIT Gartmore GVIT            10.000000           10.785282               7.85%                   0          2003*
      Investor Destinations
      Conservative Fund:
      Class II - Q/NQ
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      GVIT Gartmore GVIT            10.000000           11.504189              15.04%                   0          2003*
      Investor Destinations
      Moderately
      Conservative Fund:
      Class II - Q/NQ
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      SUB-ACCOUNT              ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF        PERIOD
                                    VALUE AT        VALUE AT END OF    ACCUMULATION UNIT   ACCUMULATION UNITS
                                  BEGINNING OF           PERIOD              VALUE          AT END OF PERIOD
                                     PERIOD
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      GVIT Gartmore GVIT            10.000000           12.273782              22.74%              20,804          2003*
      Investor Destinations
      Moderate Fund: Class
      II - Q/NQ
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      GVIT Gartmore GVIT            10.000000           13.113799              31.14%               2,550          2003*
      Investor Destinations
      Moderately Aggressive
      Fund: Class II - Q/NQ
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      GVIT Gartmore GVIT            10.000000           13.787066              37.87%                 564          2003*
      Investor Destinations
      Aggressive Fund: Class
      II - Q/NQ
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      GVIT Gartmore GVIT Mid        10.000000           12.609627              26.10%                   0          2003*
      Cap Growth Fund: Class
      II - Q/NQ
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      GVIT Gartmore GVIT            10.000000            9.953779              -0.46%              10,361          2003*
      Money Market Fund:
      Class I - Q/NQ
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      GVIT Gartmore GVIT            10.000000           13.186947              31.87%                   0          2003*
      Nationwide(R) Fund:
      Class II - Q/NQ
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      GVIT Gartmore GVIT            10.000000           14.994126              49.94%                 528          2003*
      U.S. Growth Leaders
      Fund: Class II - Q/NQ
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      GVIT GVIT Small Cap           10.000000           13.807417              38.07%                 133          2003*
      Growth Fund: Class II
      - Q/NQ
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      GVIT GVIT Small Cap           10.000000           16.792703              67.93%                 656          2003*
      Value Fund: Class II -
      Q/NQ
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      GVIT GVIT Small               10.000000           14.719529              47.20%               2,171          2003*
      Company Fund: Class II
      - Q/NQ
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      GVIT Van Kampen GVIT          10.000000           10.961709               9.62%                 546          2003*
      Multi Sector Bond
      Fund: Class I - Q/NQ
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      SUB-ACCOUNT              ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF        PERIOD
                                    VALUE AT        VALUE AT END OF    ACCUMULATION UNIT   ACCUMULATION UNITS
                                  BEGINNING OF           PERIOD              VALUE          AT END OF PERIOD
                                     PERIOD
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      Janus Aspen Series -          10.000000           11.571878              15.72%                 306          2003*
      Balanced Portfolio:
      Service Shares - Q/NQ
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      Janus Aspen Series -          10.000000           12.509690              25.10%                   0          2003*
      Capital Appreciation
      Portfolio: Service
      Shares - Q/NQ
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      Janus Aspen Series -          10.000000           14.450810              44.51%                 243          2003*
      International Growth
      Portfolio: Service
      Shares - Q/NQ
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      Janus Aspen Series -          10.000000           12.211795              22.12%                   0          2003*
      Risk-Managed Core
      Portfolio: Service
      Shares - Q/NQ
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      MFS(R) Variable                 10.000000           12.667783              26.68%                   0          2003*
      Insurance Trust - MFS
      Investors Growth Stock
      Series: Service Class
      - Q/NQ
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      MFS(R) Variable                 10.000000           13.159513              31.60%              23,829          2003*
      Insurance Trust - MFS
      Value Series: Service
      Class - Q/NQ
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      Neuberger Berman AMT          10.000000           13.606535              36.07%                   0          2003*
      Fasciano Portfolio:
      Class S - Q/NQ
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      Neuberger Berman AMT          10.000000           10.098688               0.99%              61,188          2003*
      Limited Maturity Bond
      Portfolio: Class I -
      Q/NQ
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      Neuberger Berman AMT          10.000000           12.625031              26.25%                   0          2003*
      Mid Cap Growth
      Portfolio: Class S -
      Q/NQ
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      SUB-ACCOUNT              ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF        PERIOD
                                    VALUE AT        VALUE AT END OF    ACCUMULATION UNIT   ACCUMULATION UNITS
                                  BEGINNING OF           PERIOD              VALUE          AT END OF PERIOD
                                     PERIOD
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      Neuberger Berman AMT          10.000000           12.283735              22.84%                 666          2003*
      Socially Responsive
      Portfolio - Q/NQ
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      Oppenheimer Variable          10.000000           13.702040              37.02%               3,174          2003*
      Account Funds -
      Oppenheimer Capital
      Appreciation Fund/VA:
      Service Class - Q/NQ
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      Oppenheimer Variable          10.000000           15.192273              51.92%               2,966          2003*
      Account Funds -
      Oppenheimer Global
      Securities Fund/VA:
      Service Class - Q/NQ
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      Oppenheimer Variable          10.000000           12.146399              21.46%               1,543          2003*
      Account Funds -
      Oppenheimer High
      Income Fund/VA:
      Service Class - Q/NQ
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      Oppenheimer Variable          10.000000           13.159987              31.60%               4,183          2003*
      Account Funds -
      Oppenheimer Main
      Street(R) Fund/VA:
      Service Class - Q/NQ
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      Oppenheimer Variable          10.000000           15.166871              51.67%                 271          2003*
      Account Funds -
      Oppenheimer Main
      Street(R) Small Cap
      Fund/VA: Service Class
      - Q/NQ
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      Putnam Variable Trust         10.000000           12.333845              23.34%                   0          2003*
      - Putnam VT Growth &
      Income Fund: Class IB
      - Q/NQ
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      Putnam Variable Trust         10.000000           12.704650              27.05%                   0          2003*
      - Putnam VT
      International Equity
      Fund: Class IB - Q/NQ
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      SUB-ACCOUNT              ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF        PERIOD
                                    VALUE AT        VALUE AT END OF    ACCUMULATION UNIT   ACCUMULATION UNITS
                                  BEGINNING OF           PERIOD              VALUE          AT END OF PERIOD
                                     PERIOD
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      Putnam Variable Trust         10.000000           11.766703              17.67%                   0          2003*
      - Putnam VT Voyager
      Fund: Class IB - Q/NQ
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      The Universal                 10.000000           10.140764               1.41%                   0          2003*
      Institutional Funds,
      Inc. - Core Plus Fixed
      Income Portfolio:
      Class II - Q/NQ
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      The Universal                 10.000000           12.635778              26.36%               1,581          2003*
      Institutional Funds,
      Inc. - Emerging
      Markets Debt
      Portfolio: Class II -
      Q/NQ
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      The Universal                 10.000000           13.565135              35.65%               3,202          2003*
      Institutional Funds,
      Inc. - U.S. Real
      Estate Portfolio:
      Class II - Q/NQ
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

               MAXIMUM ADDITIONAL CONTRACT OPTIONS ELECTED (TOTAL 2.90%)
              (VARIABLE ACCOUNT CHARGES OF 2.90% OF THE DAILY NET
                         ASSETS OF THE VARIABLE ACCOUNT)

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      SUB-ACCOUNT              ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF        PERIOD
                                    VALUE AT        VALUE AT END OF    ACCUMULATION UNIT   ACCUMULATION UNITS
                                  BEGINNING OF           PERIOD              VALUE          AT END OF PERIOD
                                     PERIOD
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      AIM Variable Insurance        10.000000           12.780967              27.81%                   0          2003*
      Funds - Basic Value
      Fund: Series II Shares
      - Q/NQ
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      AIM Variable Insurance        10.000000           12.133668              21.34%                   0          2003*
      Funds - Capital
      Appreciation Fund:
      Series II Shares - Q/NQ
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      AIM Variable Insurance        10.000000           12.738161              27.38%                   0          2003*
      Funds - Capital
      Development Fund:
      Series II Shares - Q/NQ
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      SUB-ACCOUNT              ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF        PERIOD
                                    VALUE AT        VALUE AT END OF    ACCUMULATION UNIT   ACCUMULATION UNITS
                                  BEGINNING OF           PERIOD              VALUE          AT END OF PERIOD
                                     PERIOD
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      AllianceBernstein             10.000000           12.178430              21.78%                   0          2003*
      Variable Products
      Series Fund, Inc. -
      AllianceBernstein
      Growth and Income
      Portfolio: Class B -
      Q/NQ
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      AllianceBernstein             10.000000           13.429749              34.93%                   0          2003*
      Variable Products
      Series Fund, Inc. -
      AllianceBernstein
      Small Cap Value
      Portfolio: Class B -
      Q/NQ
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      American Century              10.000000           12.228964              22.29%                   0          2003*
      Variable Portfolios,
      Inc. - American
      Century VP Income &
      Growth Fund: Class II
      - Q/NQ
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      American Century              10.000000           12.465623              24.66%                   0          2003*
      Variable Portfolios,
      Inc. - American
      Century VP
      International Fund:
      Class II - Q/NQ
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      American Century              10.000000           11.664747              16.65%                   0          2003*
      Variable Portfolios,
      Inc. - American
      Century VP Ultra Fund:
      Class II - Q/NQ
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      American Century              10.000000           12.304334              23.04%                   0          2003*
      Variable Portfolios,
      Inc. - American
      Century VP Value Fund:
      Class II - Q/NQ
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      American Century              10.000000           10.254590               2.55%                   0          2003*
      Variable Portfolios
      II, Inc. - American
      Century VP Inflation
      Protection Fund: Class
      II - Q/NQ
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      SUB-ACCOUNT              ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF        PERIOD
                                    VALUE AT        VALUE AT END OF    ACCUMULATION UNIT   ACCUMULATION UNITS
                                  BEGINNING OF           PERIOD              VALUE          AT END OF PERIOD
                                     PERIOD
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      Dreyfus Investment            10.000000           13.260690              32.61%                   0          2003*
      Portfolios - Small Cap
      Stock Index Portfolio:
      Service Shares - Q/NQ
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      Dreyfus Stock Index           10.000000           12.000142              20.00%                   0          2003*
      Fund, Inc.: Service
      Shares - Q/NQ
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      Dreyfus Variable              10.000000           11.570934              15.71%                   0          2003*
      Investment Fund -
      Appreciation
      Portfolio: Service
      Shares - Q/NQ
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      Dreyfus Variable              10.000000           12.629559              26.30%                   0          2003*
      Investment Fund -
      Developing Leaders
      Portfolio: Service
      Shares - Q/NQ
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      Federated Insurance           10.000000           12.329751              23.30%                   0          2003*
      Series - Federated
      American Leaders Fund
      II: Service Shares -
      Q/NQ
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      Federated Insurance           10.000000           11.818555              18.19%                   0          2003*
      Series - Federated
      Capital Appreciation
      Fund II: Service
      Shares - Q/NQ
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      Federated Insurance           10.000000            9.965327              -0.35%                   0          2003*
      Series - Federated
      Quality Bond Fund II:
      Service Shares - Q/NQ
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      Fidelity VIP                  10.000000           12.459069              24.59%                   0          2003*
      Equity-Income
      Portfolio: Service
      Class 2 - Q/NQ
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      Fidelity VIP Growth           10.000000           12.330205              23.30%                   0          2003*
      Portfolio: Service
      Class 2 - Q/NQ
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      SUB-ACCOUNT              ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF        PERIOD
                                    VALUE AT        VALUE AT END OF    ACCUMULATION UNIT   ACCUMULATION UNITS
                                  BEGINNING OF           PERIOD              VALUE          AT END OF PERIOD
                                     PERIOD
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      Fidelity VIP Overseas         10.000000           14.352034              43.52%                   0          2003*
      Portfolio: Service
      Class 2 - Q/NQ
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      Fidelity VIP II               10.000000           12.272996              22.73%                   0          2003*
      Contrafund(R) Portfolio:
      Service Class 2 - Q/NQ
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      Fidelity VIP II               10.000000           10.005256               0.05%                   0          2003*
      Investment Grade Bond
      Portfolio: Service
      Class 2 - Q/NQ
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      Fidelity VIP III Mid          10.000000           13.793477              37.93%                   0          2003*
      Cap Portfolio: Service
      Class 2 - Q/NQ
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      Fidelity VIP III Value        10.000000           14.638700              46.39%                   0          2003*
      Strategies Portfolio:
      Service Class 2 - Q/NQ
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      Franklin Templeton            10.000000           12.045993              20.46%                   0          2003*
      Variable Insurance
      Products Trust -
      Franklin Rising
      Dividends Securities
      Fund: Class 2 - Q/NQ
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      Franklin Templeton            10.000000           13.078014              30.78%                   0          2003*
      Variable Insurance
      Products Trust -
      Franklin Small Cap
      Value Securities Fund:
      Class 2 - Q/NQ
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      Franklin Templeton            10.000000           12.991703              29.92%                   0          2003*
      Variable Insurance
      Products Trust -
      Templeton Foreign
      Securities Fund: Class
      2 - Q/NQ
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      GVIT Comstock GVIT            10.000000           12.411279              24.11%                   0          2003*
      Value Fund: Class II -
      Q/NQ
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      SUB-ACCOUNT              ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF        PERIOD
                                    VALUE AT        VALUE AT END OF    ACCUMULATION UNIT   ACCUMULATION UNITS
                                  BEGINNING OF           PERIOD              VALUE          AT END OF PERIOD
                                     PERIOD
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      GVIT Dreyfus GVIT             10.000000           13.538091              35.38%                   0          2003*
      International Value
      Fund: Class II - Q/NQ
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      GVIT Dreyfus GVIT Mid         10.000000           12.941316              29.41%                   0          2003*
      Cap Index Fund: Class
      I - Q/NQ
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      GVIT Federated GVIT           10.000000           10.902580               9.03%                   0          2003*
      High Income Bond Fund:
      Class I - Q/NQ
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      GVIT Gartmore GVIT            10.000000           15.748667              57.49%                   0          2003*
      Emerging Markets Fund:
      Class II - Q/NQ
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      GVIT Gartmore GVIT            10.000000           13.152205              31.52%                   0          2003*
      Global Financial
      Services Fund: Class
      II - Q/NQ
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      GVIT Gartmore GVIT            10.000000           12.323283              23.23%                   0          2003*
      Global Health Sciences
      Fund: Class II - Q/NQ
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      GVIT Gartmore GVIT            10.000000           13.713318              37.13%                   0          2003*
      Global Technology and
      Communications Fund:
      Class II - Q/NQ
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      GVIT Gartmore GVIT            10.000000           11.750192              17.50%                   0          2003*
      Global Utilities Fund:
      Class II - Q/NQ
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      GVIT Gartmore GVIT            10.000000            9.860251              -1.40%                   0          2003*
      Government Bond Fund:
      Class I - Q/NQ
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      GVIT Gartmore GVIT            10.000000           10.405257               4.05%                   0          2003*
      Investor Destinations
      Conservative Fund:
      Class II - Q/NQ
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      SUB-ACCOUNT              ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF        PERIOD
                                    VALUE AT        VALUE AT END OF    ACCUMULATION UNIT   ACCUMULATION UNITS
                                  BEGINNING OF           PERIOD              VALUE          AT END OF PERIOD
                                     PERIOD
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      GVIT Gartmore GVIT            10.000000           10.915663               9.16%                   0          2003*
      Investor Destinations
      Moderately
      Conservative Fund:
      Class II - Q/NQ
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      GVIT Gartmore GVIT            10.000000           11.473815              14.74%                   0          2003*
      Investor Destinations
      Moderate Fund: Class
      II - Q/NQ
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      GVIT Gartmore GVIT            10.000000           12.096924              20.97%                   0          2003*
      Investor Destinations
      Moderately Aggressive
      Fund: Class II - Q/NQ
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      GVIT Gartmore GVIT            10.000000           12.560927              25.61%                   0          2003*
      Investor Destinations
      Aggressive Fund: Class
      II - Q/NQ
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      GVIT Gartmore GVIT Mid        10.000000           12.456019              24.56%                   0          2003*
      Cap Growth Fund: Class
      II - Q/NQ
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      GVIT Gartmore GVIT            10.000000            9.787876              -2.12%                   0          2003*
      Money Market Fund:
      Class I - Q/NQ
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      GVIT Gartmore GVIT            10.000000           11.922694              19.23%                   0          2003*
      Nationwide(R) Fund:
      Class II - Q/NQ
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      GVIT Gartmore GVIT            10.000000           13.121426              31.21%                   0          2003*
      U.S. Growth Leaders
      Fund: Class II - Q/NQ
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      GVIT GVIT Small Cap           10.000000           12.362310              23.62%                   0          2003*
      Growth Fund: Class II
      - Q/NQ
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      GVIT GVIT Small Cap           10.000000           14.645102              46.45%                   0          2003*
      Value Fund: Class II -
      Q/NQ
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      GVIT GVIT Small               10.000000           13.270446              32.70%                   0          2003*
      Company Fund:
      Class II - Q/NQ
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      SUB-ACCOUNT              ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF        PERIOD
                                    VALUE AT        VALUE AT END OF    ACCUMULATION UNIT   ACCUMULATION UNITS
                                  BEGINNING OF           PERIOD              VALUE          AT END OF PERIOD
                                     PERIOD
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      GVIT Van Kampen GVIT          10.000000           10.424765               4.25%                   0          2003*
      Multi Sector Bond
      Fund: Class I - Q/NQ
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      Janus Aspen Series -          10.000000           10.815940               8.16%                   0          2003*
      Balanced Portfolio:
      Service Shares - Q/NQ
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      Janus Aspen Series -          10.000000           11.541708              15.42%                   0          2003*
      Capital Appreciation
      Portfolio: Service
      Shares - Q/NQ
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      Janus Aspen Series -          10.000000           13.426165              34.26%                   0          2003*
      International Growth
      Portfolio: Service
      Shares - Q/NQ
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      Janus Aspen Series -          10.000000           12.063045              20.63%                   0          2003*
      Risk-Managed Core
      Portfolio: Service
      Shares - Q/NQ
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      MFS(R) Variable                 10.000000           11.355831              13.56%                   0          2003*
      Insurance Trust - MFS
      Investors Growth Stock
      Series: Service Class
      - Q/NQ
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      MFS(R) Variable                 10.000000           12.107371              21.07%                   0          2003*
      Insurance Trust - MFS
      Value Series: Service
      Class - Q/NQ
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      Neuberger Berman AMT          10.000000           12.362790              23.63%                   0          2003*
      Fasciano Portfolio:
      Class S - Q/NQ
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      Neuberger Berman AMT          10.000000            9.903507              -0.96%                   0          2003*
      Limited Maturity Bond
      Portfolio: Class I -
      Q/NQ
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      SUB-ACCOUNT              ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF        PERIOD
                                    VALUE AT        VALUE AT END OF    ACCUMULATION UNIT   ACCUMULATION UNITS
                                  BEGINNING OF           PERIOD              VALUE          AT END OF PERIOD
                                     PERIOD
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      Neuberger Berman AMT          10.000000           12.395570              23.96%                   0          2003*
      Mid Cap Growth
      Portfolio: Class S -
      Q/NQ
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      Neuberger Berman AMT          10.000000           12.134069              21.34%                   0          2003*
      Socially Responsive
      Portfolio - Q/NQ
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      Oppenheimer Variable          10.000000           12.188116              21.88%                   0          2003*
      Account Funds -
      Oppenheimer Capital
      Appreciation Fund/VA:
      Service Class - Q/NQ
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      Oppenheimer Variable          10.000000           14.001678              40.02%                   0          2003*
      Account Funds -
      Oppenheimer Global
      Securities Fund/VA:
      Service Class - Q/NQ
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      Oppenheimer Variable          10.000000           10.954392               9.54%                   0          2003*
      Account Funds -
      Oppenheimer High
      Income Fund/VA:
      Service Class - Q/NQ
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      Oppenheimer Variable          10.000000           11.974785              19.75%                   0          2003*
      Account Funds -
      Oppenheimer Main
      Street(R) Fund/VA:
      Service Class - Q/NQ
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      Oppenheimer Variable          10.000000           13.574057              35.74%                   0          2003*
      Account Funds -
      Oppenheimer Main
      Street(R) Small Cap
      Fund/VA: Service Class
      - Q/NQ
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      Putnam Variable Trust         10.000000           12.183573              21.84%                   0          2003*
      - Putnam VT Growth &
      Income Fund: Class IB
      - Q/NQ
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      SUB-ACCOUNT              ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN        NUMBER OF        PERIOD
                                    VALUE AT        VALUE AT END OF    ACCUMULATION UNIT   ACCUMULATION UNITS
                                  BEGINNING OF           PERIOD              VALUE          AT END OF PERIOD
                                     PERIOD
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      Putnam Variable Trust         10.000000           12.549818              25.50%                   0          2003*
      - Putnam VT
      International Equity
      Fund: Class IB - Q/NQ
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      Putnam Variable Trust         10.000000           11.623350              16.23%                   0          2003*
      - Putnam VT Voyager
      Fund: Class IB - Q/NQ
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      The Universal                 10.000000           10.016986               0.17%                   0          2003*
      Institutional Funds,
      Inc. - Core Plus Fixed
      Income Portfolio:
      Class II - Q/NQ
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      The Universal                 10.000000           12.405989              24.06%                   0          2003*
      Institutional Funds,
      Inc. - Emerging
      Markets Debt
      Portfolio: Class II -
      Q/NQ
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      The Universal                 10.000000           13.318588              33.19%                   0          2003*
      Institutional Funds,
      Inc. - U.S. Real
      Estate Portfolio:
      Class II - Q/NQ
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------
      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

      ------------------------ ------------------- ------------------- ------------------- -------------------- ------------

APPENDIX C: CONTRACT TYPES AND TAX INFORMATION


TYPES OF CONTRACTS

The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code. Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any) limitations, and other features of the contracts will differ depending on contract type.

CHARITABLE REMAINDER TRUSTS

Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Internal Revenue Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:

(1) Waiver of CDSC. A contract issued to a Charitable Remainder Trust may withdraw free of CDSC the greater of: the amount which would otherwise be available for withdrawal without CDSC, and the difference between:

     (a)  the contract value at the close of the day before the withdrawal; and

     (b) the total purchase payments made to the contract (less an adjustment for amounts surrendered).

(2) Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.

(3) Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial adviser prior to purchasing the contract.

INDIVIDUAL RETIREMENT ANNUITIES

IRAs are contracts that satisfy the provisions of section 408(b) of the Internal Revenue Code, including the following requirements:

o    the contract is not transferable by the owner;

o    the premiums are not fixed;

o if the contract owner is younger than age 50, the annual premium cannot exceed $3,000; if the contract owner is age 50 or older, the annual premium cannot exceed $3,500 (although rollovers of greater amounts from qualified plans, Tax Sheltered Annuities and other IRAs can be received);

o certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2;

o    the entire interest of the owner in the contract is nonforfeitable; and

o after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

IRAs may receive rollover contributions from Individual Retirement Accounts, other IRAs, Tax Sheltered Annuities, certain 457 governmental plans and qualified retirement plans (including 401(k) plans).

For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established.

INVESTMENT-ONLY CONTRACTS (QUALIFIED PLANS)

Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.

NON-QUALIFIED CONTRACTS

A Non-Qualified Contract is a contract that does not qualify for certain tax benefits under the Internal Revenue Code, and which is not an IRA, a Roth IRA, a SEP IRA, a Simple IRA, or a Tax Sheltered Annuity.

Upon the death of the owner of a Non-Qualified Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required statutory period.

Non-Qualified Contracts that are owned by natural persons allow for the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.

ROTH IRAS

Roth IRA contracts are contracts that satisfy the requirements of section 408A of the Internal Revenue Code, including the following requirements:

o    the contract is not transferable by the owner;

o    the premiums are not fixed;

o if the contract owner is younger than age 50, the annual premium cannot exceed $3,000; if the contract owner is age 50 or older, the annual premium cannot exceed $3,500 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);

o    the entire interest of the owner in the contract is nonforfeitable; and

o after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an IRA however, the amount rolled over from the IRA to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to roll over amounts from an IRA to a Roth IRA. For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established.

SIMPLIFIED EMPLOYEE PENSION IRAS

A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.

An employee may make deductible contributions to a SEP IRA in the same way, and with the same restrictions and limitations, as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Internal Revenue Code and the written plan.

A SEP IRA plan must satisfy:

o    minimum participation rules;

o    top-heavy contribution rules;

o    nondiscriminatory allocation rules; and

o    requirements regarding a written allocation formula.

In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.

SIMPLE IRAS

A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:

o    vesting requirements;

o    participation requirements; and

o    administrative requirements.

The funds contributed to a Simple IRA cannot be commingled with funds in IRAs or SEP IRAs.

A Simple IRA cannot receive rollover distributions except from another Simple
IRA.

TAX SHELTERED ANNUITIES (NON-ERISA)

Certain tax-exempt organizations (described in section 501(c)(3) of the Internal Revenue Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.

Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.

Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, IRAs, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred. Certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2, and after the death of the owner. Additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the required period of time.

FEDERAL TAX CONSIDERATIONS

FEDERAL INCOME TAXES

The tax consequences of purchasing a contract described in this prospectus will depend on:

o    the type of contract purchased;

o    the purposes for which the contract is purchased; and

o the personal circumstances of individual investors having interests in the contracts.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Internal Revenue Code, Nationwide will take whatever steps are available to remain in compliance.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401, 408(a), and 403(b)(7) of the Internal Revenue Code), the tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract. Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Nothing in this prospectus should be considered to be tax advice. Contract owners and prospective contract owners should consult a financial consultant, tax adviser or legal counsel to discuss the taxation and use of the contracts.

IRAs, SEP IRAs and Simple IRAs

Distributions from IRAs, SEP IRAs and Simple IRAs are generally taxed when received. If any of the amount contributed to the IRA, SEP IRA or Simple IRA was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an IRA, SEP IRA or Simple IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to the regular income tax and an additional penalty tax of 10% is generally applicable. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2 year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:

o    made to a beneficiary on or after the death of the owner;

o attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

o    used for qualified higher education expenses; or

o used for expenses attributable to the purchase of a home for a qualified first-time buyer.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or non-taxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:

o    it is made on or after the date on which the contract owner attains age 59
     1/2;

o it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;

o    it is attributable to the contract owner's disability; or

o it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The five-year rule generally is satisfied if the distribution is not made within the five taxable year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not includable in gross income for federal income tax purposes.

A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner's gross income in the year that is distributed to the contract owner.

Special rules apply for Roth IRAs that have proceeds received from an IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

o    made to a beneficiary on or after the death of the owner;

o attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

o    for qualified higher education expenses; or

o used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received. A portion of each distribution is excludable from income based on a formula established pursuant to the Internal Revenue Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59 1/2 years, the income is subject to the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

o    made to a beneficiary on or after the death of the owner;

o attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or

o made to the owner after separation from service with his or her employer after age 55.

Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a Non-Qualified Contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment at the time of the distribution. Distributions, for this purpose, include partial surrenders, any portion of the contract that is assigned or pledged; or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable is based on the ratio between the contract owner's investment in the contract and the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as a recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Internal Revenue Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59 1/2. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:

o    the result of a contract owner's death;

o the result of a contract owner's disability, (as defined in the Internal Revenue Code);

o one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or

o    is allocable to an investment in the contract before August 14, 1982.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of Non-Qualified Contracts owned by individuals. Different rules (the so-called "non-natural person" rules) apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Internal Revenue Code. Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.

The non-natural person rules do not apply to all entity-owned contracts. For purposes of the rule that annuity contracts that are owned by non-natural persons are not treated as annuity contracts for tax purposes, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Internal Revenue Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural person rules also do not apply to contracts that are:

o acquired by the estate of a decedent by reason of the death of the decedent;

o issued in connection with certain qualified retirement plans and individual retirement plans;

o purchased by an employer upon the termination of certain qualified retirement plans;

o immediate annuities within the meaning of Section 72(u) of the Internal Revenue Code.

WITHHOLDING

Pre-death distributions from the contracts are subject to federal income tax. Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise. If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

o    the distribution is made directly to another Tax Sheltered Annuity or IRA;
     or

o the distribution satisfies the minimum distribution requirements imposed by the Internal Revenue Code.

In addition, under some circumstances, the Internal Revenue Code will not permit contract owners to waive withholding. Such circumstances include:

o if the payee does not provide Nationwide with a taxpayer identification number; or

o if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.

If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding. The mandatory back-up withholding rate is established by Section 3406 of the Internal Revenue Code and is applied against the amount of income that is distributed.

NON-RESIDENT ALIENS

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed. Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:

(1) provide Nationwide with proof of residency and citizenship (in accordance with Internal Revenue Service requirements); and

(2)  provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another way to avoid the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

(1) the distribution is connected to the non-resident alien's conduct of business in the United States; and

(2) the distribution is not includable in the non-resident alien's gross income for United States federal income tax purposes.

Note that these distributions may be subject to back-up withholding, currently 30%, if a correct taxpayer identification number is not provided.

FEDERAL ESTATE, GIFT, AND GENERATION SKIPPING TRANSFER TAXES

The following transfers may be considered a gift for federal gift tax purposes:

o    a transfer of the contract from one contract owner to another; or

o    a distribution to someone other than a contract owner.

Upon the contract owner's death, the value of the contract may subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

(a) an individual who is two or more generations younger than the contract owner; or

(b) certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose ONLY, "contract owner" refers to any person:

o who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

o who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

CHARGE FOR TAX

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

DIVERSIFICATION

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

o    the failure to diversify was accidental;

o    the failure is corrected; and

o    a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.

TAX CHANGES

The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your personal tax and/or financial adviser for more information.

In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Internal Revenue Code, including the following:

o    generally lowering federal income tax rates;

o increasing the amounts that may be contributed to various retirement plans, such as IRAs, Tax Sheltered Annuities and Qualified Plans;

o increasing the portability of various retirement plans by permitting IRAs, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;

o    eliminating and/or reducing the highest federal estate tax rates;

o    increasing the estate tax credit; and

o    for persons dying after 2009, repealing the estate tax.

All of the changes resulting from EGTRRA are scheduled to "sunset," or become ineffective, after December 31, 2010 unless they are extended by additional legislation. If changes resulting from EGTRRA are not extended, beginning January 1, 2011, the Internal Revenue Code will be restored to its pre-EGTRRA form. This creates uncertainty as to future tax requirements and implications. Please consult a qualified tax or financial adviser for further information relating to EGTRRA and other tax issues.

REQUIRED DISTRIBUTIONS

Any distribution paid that is NOT due to payment of the death benefit may be subject to a CDSC.

The Internal Revenue Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Please consult a qualified tax or financial adviser for more specific required distribution information.

REQUIRED DISTRIBUTIONS - GENERAL INFORMATION

In general, a beneficiary is an entity or person that the contract owner designates to receive death proceeds upon the contract owner's death. The distribution rules in the Internal Revenue Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the annuitant, or that are made from Non-Qualified Contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.

Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.

Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner's death. For contracts other than Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until December 31 of the year following the contract owner's death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.

REQUIRED DISTRIBUTIONS FOR NON-QUALIFIED CONTRACTS

Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:

(1) If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

(2) If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner's death, provided however:

(a) any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and

(b) if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death.

In the event that the contract owner is not a natural person (e.g., a trust or corporation), for purposes of these distribution provisions:

(a) the death of the annuitant will be treated as the death of a contract owner;

(b)  any change of annuitant will be treated as the death of a contract owner;
     and

(c) in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

REQUIRED DISTRIBUTIONS FOR QUALIFIED PLANS, TAX SHELTERED ANNUITIES, IRAS, SEP IRAS, SIMPLE IRAS, AND ROTH IRAS

Distributions from an IRA, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. Distributions from a Qualified Plan or Tax Sheltered Annuity must begin by April 1 of the calendar year following the calendar year in which the Participant (or Contract Owner) attains age 70 1/2 or retires, whichever occurs later. Distributions may be paid in a lump sum or in substantially equal payments over:

(a) the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or

(b) a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9 which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the only designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.401(a)(9)-9.

For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.

For IRAs, SEP IRAs and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA or Simple IRA of the contract owner.

If the contract owner's entire interest in a Qualified Plan, Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. For an IRA, SEP IRA, or Simple IRA, the required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. For a Qualified Plan or Tax Sheltered Annuity, the required beginning date is April 1 of the calendar year following the calendar year in which the participant (or contract owner) attains age 70 1/2 or retires, whichever occurs later. The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

If the contract owner dies before the required beginning date (in the case of a Qualified Plan, Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of a Roth IRA), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a) if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b) if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and

(c) if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner's death.

If the contract owner dies on or after the required beginning date, the interest in the Qualified Plan, Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a) if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b) if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and

(c) if there is no designated beneficiary, the applicable distribution period is the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

For Qualified Plans, Tax Sheltered Annuities, IRAs, SEP IRAs and Simple IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA, SEP IRA or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs or Simple IRAs.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."


             DEATH IN THE PRESERVATION PHASE: NATURAL CONTRACT OWNER

                                              ------------------------------------------
                                              |                                        |
                                              |       Naturual Contract Owner          |
                                              |   (contract owner is determing life)   |
                                              |                                        |
                                              |                                        |
                                              ------------------------------------------
                                                              |
                  ____________________________________________|___________________________________
                                                                                                 |
                  |                                                                              |
                  |                                                                              |
                  |                                                              --------------------------------
    --------------------------------                                             |                              |
    |                              |                                             |       Contract Owner Dies    |
    |       Annuitant Dies         |                                             |                              |
    |                              |                                             --------------------------------
    --------------------------------                                                             |
                  |                                                                              |
                  |                                                  ____________________________|_________________
                  |                                                  |                                            |
    --------------------------------                                 |                                            |
    |         CPP Lifetime          |                                |                                            |
    |         Income Option         |                --------------------------------            --------------------------------
    |           terminates          |                |      The contract has a       |           |     The contract does not     |
    |          immediately          |                |      contingent owner or      |           |       have a contingent       |
    --------------------------------                 |     joint owner who is 35     |           |      owner or joint owner     |
                                                     |   years old as of the date    |           |     who is 35 years old as    |
                                                     |   of the contract owner's     |           |       of the date of the      |
                                                     |             death             |           |     contract owners death     |
                                                     --------------------------------            --------------------------------
                                                                     |                                           |
                                                                     |                                           |
                                                                     |                                           |
                                                 ---------------------------------------     ---------------------------------------
                                                 |      CPP Lifetime Income Option     |     |          CPP Lifetime Income        |
                                                 | continues; at the end of the current|     |           Option terminates         |
                                                 |      CPP Program period, the new    |     |              immediately            |
                                                 |      contract owner becomes the     |     --------------------------------------
                                                 |    determing life and assumes all   |
                                                 |  rights associated with the option  |
                                                 --------------------------------------





                            DEATH IN THE PRESERVATION PHASE: NON-NATURAL CONTRACT OWNER

                                            ------------------------------------
                                            |                                  |
                                            |  Non-Natural Contract Owner      |
                                            |(annuitant is the determining life|
                                            |                                  |
                                            ------------------------------------
                                                            |
                                                            |
                                                            |
                                              --------------------------------
                                              |                              |
                                              |       Annuitant Dies         |
                                              |                              |
                                              --------------------------------
                                                            |
                                                            |
                    ________________________________________|_______________________________________________
                    |                                                                                       |
                    |                                                                                       |
                    |                                                                                       |
    --------------------------------                                                       --------------------------------
    |     The contract has a        |                                                      |   the contract does not have |
    |   contingent annuitant or     |                                                      |   a contingent annuitant or  |
    |  joint annuitant who is 35    |                                                      |   joint annuitant who is 35  |
    |  years old as of the date of  |                                                      |  years old as of the date of |
    |     the annuitants death      |                                                      |     the annuitant's death    |
    |                               |                                                      |                              |
    --------------------------------                                                       --------------------------------
                    |                                                                                      |
                    |                                                                                      |
                    |                                                                                      |
---------------------------------------------                                            ---------------------------------------
|CPP Lifetime Income Option continues; at   |                                            |          CPP Lifetime Income        |
|the end of the current CPP program period  |                                            |           Option terminates         |
|    the new annuitant becomes the          |                                            |              immediately            |
|  determining life and assumes all rights  |                                             --------------------------------------
|      associated with the option           |
--------------------------------------------





              DEATH IN THE WITHDRAWAL PHASE: NATURAL CONTRACT OWNER


                                        --------------------------------------------
                                        |                                          |
                                        |        Natural Contract Owner            |
                                        | (contract owner is the determining life) |
                                        |                                          |
                                        --------------------------------------------
                                                            |
                                                            |
                    ________________________________________|_______________________________________________
                    |                                                                                       |
                    |                                                                                       |
                    |                                                                                       |
    --------------------------------                                                       --------------------------------
    |                              |                                                       |                              |
    |                              |                                                       |                              |
    |       Annuitant Dies         |                                                       |       Contract Owner Dies    |
    |                              |                                                       |                              |
    |                              |                                                       |                              |
    --------------------------------                                                       --------------------------------
                    |                                                                                       |
                    |                                                                                       |
                    |                                                                                       |
  ---------------------------------------                                                ---------------------------------------
  |          CPP Lifetime Income        |                                                |          CPP Lifetime Income        |
  |           Option terminates         |                                                |           Option terminates         |
  |              immediately            |                                                |              immediately            |
  ---------------------------------------                                                ---------------------------------------








            DEATH IN THE WITHDRAWAL PHASE: NON-NATURAL CONTRACT OWNER
                       -------------------------------------
                       |                                   |
                       |  Non-Natural Contract Owner       |
                       |(annuitant is the determining life)|
                       |                                   |
                       -------------------------------------
                                       |
                                       |
                                       |
                       ------------------------------------
                       |                                  |
                       |         Annuitant Dies           |
                       |                                  |
                       ------------------------------------
                                       |
                                       |
                                       |
                     -----------------------------------------
                     |                                       |
                     |CPP Lifetime Income Options terminates |
                     |              immediately              |
                     |                                       |
                     -----------------------------------------

126


                       STATEMENT OF ADDITIONAL INFORMATION

                    May 1, 2004, as amended February 1, 2005

         Individual Flexible Premium Deferred Variable Annuity Contracts

                   Issued by Nationwide Life Insurance Company through its Nationwide Variable Account-II

This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2004, as amended February 1, 2005. The prospectus may be obtained from Nationwide Life Insurance Company by writing One Nationwide Plaza, RR1-04-F4, Columbus, Ohio 43215, or calling 1- 800-848-6331, TDD 1-800-238-3035.

                                                 TABLE OF CONTENTS

                                                                                                                              Page
General Information and History....................................................................................................1
Services...........................................................................................................................1
Purchase of Securities Being Offered...............................................................................................1
Underwriters.......................................................................................................................1
Annuity Payments...................................................................................................................2
Condensed Financial Information....................................................................................................2
Financial Statements.............................................................................................................126

General Information and History

The Nationwide Variable Account-II is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a member of the Nationwide group of companies. All of Nationwide's common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS. Nationwide Corporation is a holding company, as well. All of its common stock is held by Nationwide Mutual Insurance Company (95.24%) and Nationwide Mutual Fire Insurance Company (4.76%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $147 billion as of December 31, 2003.

Services

Nationwide, which has responsibility for administration of the contracts and the variable account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each contract owner and the number and type of contract issued to each contract owner and records with respect to the contract value.

The custodian of the assets of the variable account is Nationwide. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide, or affiliates of Nationwide, may have entered into agreements with either the investment adviser or distributor for the underlying mutual funds. The agreements relate to administrative services furnished by Nationwide or an affiliate of Nationwide and provide for an annual fee based on the average aggregate net assets of the variable account (and other separate accounts of Nationwide or life insurance company subsidiaries of Nationwide) invested in particular underlying mutual funds. These fees in no way affect the net asset value of the underlying mutual funds or fees paid by the contract owner.

The financial statements of Nationwide Variable Account-II and Nationwide Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, an independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The report of KPMG LLP covering the December 31, 2001 financial statements of Nationwide Life Insurance Company and subsidiaries refers to a change to the method of accounting for derivative instruments and hedging activities, and for purchased or retained interests in securitized financial assets. KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio 43215.

Purchase of Securities Being Offered

The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. ("NASD").

Underwriters

The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation. During the fiscal years ended December 31, 2003, 2002 and 2001, no underwriting commissions were paid by Nationwide to NISC.

Annuity Payments

See "Frequency and Amount of Annuity Payments" located in the prospectus.

Condensed Financial Information

The following charts represent the accumulation unit value for all classes of accumulation units for all asset fees for contracts issued as of December 31, 2003. The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect accumulation unit information for a partial year only. The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and variable account charges which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value - Valuing an Accumulation Unit" in the prospectus).

The American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV, Fidelity Variable Insurance Products -Fidelity VIP Overseas Portfolio: Service Class 2R, Franklin Templeton Variable Insurance Products Trust- Templeton Foreign Securities Fund: Class 3, GVIT - Dreyfus GVIT International Value Fund: Class VI, GVIT - Gartmore GVIT Emerging Markets Fund:
Class VI, GVIT - Gartmore GVIT Global Health Sciences Fund: Class VI, GVIT - Gartmore GVIT Global Technology and Communications Fund: Class VI, Janus Aspen Series - International Growth Portfolio: Service II Shares, and the Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class IV were added to the variable account on May 1, 2004. Therefore, no Condensed Financial Information is available.

              No Additional Contract Options Elected (Total 1.10%) (Variable account charges of 1.10% of the daily net assets of the variable account)

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                                       Value at        Value at End of    Accumulation Unit   Accumulation Units
                                     Beginning of           Period              Value          at End of Period
                                        Period
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        AIM Variable Insurance         10.000000           14.104409              41.04%               4,118         2003*
        Funds - Basic Value
        Fund: Series II Shares
        - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        AIM Variable Insurance         10.000000           13.399083              33.99%                 921         2003*
        Funds - Capital
        Appreciation Fund:
        Series II Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                                       Value at        Value at End of    Accumulation Unit   Accumulation Units
                                     Beginning of           Period              Value          at End of Period
                                        Period
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        AIM Variable Insurance         10.000000           14.002502              40.03%                   0         2003*
        Funds - Capital
        Development Fund:
        Series II Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        AllianceBernstein              10.000000           13.723460              37.23%               3,260         2003*
        Variable Products
        Series Fund, Inc. -
        AllianceBernstein
        Growth and Income
        Portfolio: Class B -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        AllianceBernstein              10.000000           14.832559              48.33%               1,783         2003*
        Variable Products
        Series Fund, Inc. -
        AllianceBernstein Small
        Cap Value Portfolio:
        Class B - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        American Century               10.000000           13.502299              35.02%               1,651         2003*
        Variable Portfolios,
        Inc. - American Century
        VP Income & Growth
        Fund: Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        American Century               10.000000           13.017408              30.17%                 294         2003*
        Variable Portfolios,
        Inc. - American Century
        VP International Fund:
        Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        American Century               10.000000           13.071680              30.72%                   0         2003*
        Variable Portfolios,
        Inc. - American Century
        VP Ultra Fund: Class II
        - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        American Century               10.000000           13.626702              36.27%                 209         2003*
        Variable Portfolios,
        Inc. - American Century
        VP Value Fund: Class II
        - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                                       Value at        Value at End of    Accumulation Unit   Accumulation Units
                                     Beginning of           Period              Value          at End of Period
                                        Period
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        American Century               10.000000           10.444683               4.45%                 832         2003*
        Variable Portfolios II,
        Inc. - American Century
        VP Inflation Protection
        Fund: Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Dreyfus Investment             10.000000           14.605712              46.06%                 185         2003*
        Portfolios - Small Cap
        Stock Index Portfolio:
        Service Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Dreyfus Stock Index            10.000000           13.341925              33.42%               4,947         2003*
        Fund, Inc.: Service
        Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Dreyfus Variable               10.000000           12.710009              27.10%                   0         2003*
        Investment Fund -
        Appreciation Portfolio:
        Service Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Dreyfus Variable               10.000000           13.825682              38.26%               1,277         2003*
        Investment Fund -
        Developing Leaders
        Portfolio: Service
        Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Federated Insurance            10.000000           13.355494              33.55%                   0         2003*
        Series - Federated
        American Leaders Fund
        II: Service Shares -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Federated Insurance            10.000000           13.002047              30.02%              12,805         2003*
        Series - Federated
        Capital Appreciation
        Fund II: Service Shares
        - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Federated Insurance            10.000000           10.281720               2.82%               1,846         2003*
        Series - Federated
        Quality Bond Fund II:
        Service Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                                       Value at        Value at End of    Accumulation Unit   Accumulation Units
                                     Beginning of           Period              Value          at End of Period
                                        Period
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Fidelity VIP                   10.000000           13.756075              37.56%               9,363         2003*
        Equity-Income
        Portfolio: Service
        Class 2 - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Fidelity VIP Growth            10.000000           13.898624              38.99%               1,320         2003*
        Portfolio: Service
        Class 2 - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Fidelity VIP Overseas          10.000000           14.845971              48.46%               6,418         2003*
        Portfolio: Service
        Class 2 - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Fidelity VIP II                10.000000           13.413518              34.14%               4,983         2003*
        Contrafund(R) Portfolio:
        Service Class 2 - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Fidelity VIP II                10.000000           10.340078               3.40%               3,143         2003*
        Investment Grade Bond
        Portfolio: Service
        Class 2 - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Fidelity VIP III Mid           10.000000           14.387342              43.87%               3,189         2003*
        Cap Portfolio: Service
        Class 2 - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Fidelity VIP III Value         10.000000           16.697903              66.98%                 257         2003*
        Strategies Portfolio:
        Service Class 2 - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Franklin Templeton             10.000000           13.224078              32.24%              37,020         2003*
        Variable Insurance
        Products Trust -
        Franklin Rising
        Dividends Securities
        Fund: Class 2 - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Franklin Templeton             10.000000           14.453810              44.54%               3,006         2003*
        Variable Insurance
        Products Trust -
        Franklin Small Cap
        Value Securities Fund:
        Class 2 - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                                       Value at        Value at End of    Accumulation Unit   Accumulation Units
                                     Beginning of           Period              Value          at End of Period
                                        Period
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Franklin Templeton             10.000000           13.812306              38.12%               1,952         2003*
        Variable Insurance
        Products Trust -
        Templeton Foreign
        Securities Fund: Class
        2 - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Comstock GVIT             10.000000           13.680090              36.80%                 703         2003*
        Value Fund: Class II -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Dreyfus GVIT              10.000000           13.705010              37.05%                   0         2003*
        International Value
        Fund: Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Dreyfus GVIT Mid          10.000000           14.379240              43.79%                 842         2003*
        Cap Index Fund: Class I
        - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Federated GVIT            10.000000           11.973549              19.74%               2,714         2003*
        High Income Bond Fund:
        Class I - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           16.755328              67.55%                 751         2003*
        Emerging Markets Fund:
        Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           14.299711              43.00%                   0         2003*
        Global Financial
        Services Fund: Class II
        - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           13.898986              38.99%                 129         2003*
        Global Health Sciences
        Fund: Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           15.350846              53.51%                   0         2003*
        Global Technology and
        Communications Fund:
        Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           12.484794              24.85%                   0         2003*
        Global Utilities Fund:
        Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                                       Value at        Value at End of    Accumulation Unit   Accumulation Units
                                     Beginning of           Period              Value          at End of Period
                                        Period
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           10.101596               1.02%              29,652         2003*
        Government Bond Fund:
        Class I - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           10.785282               7.85%                   0         2003*
        Investor Destinations
        Conservative Fund:
        Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           11.504189              15.04%                   0         2003*
        Investor Destinations
        Moderately Conservative
        Fund: Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           12.273782              22.74%              20,804         2003*
        Investor Destinations
        Moderate Fund: Class II
        - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           13.113799              31.14%               2,550         2003*
        Investor Destinations
        Moderately Aggressive
        Fund: Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           13.787066              37.87%                 564         2003*
        Investor Destinations
        Aggressive Fund: Class
        II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT Mid         10.000000           12.609627              26.10%                   0         2003*
        Cap Growth Fund: Class
        II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000            9.953779              -0.46%              10,361         2003*
        Money Market Fund:
        Class I - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           13.186947              31.87%                   0         2003*
        Nationwide(R) Fund: Class
        II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT U.S.        10.000000           14.994126              49.94%                 528         2003*
        Growth Leaders Fund:
        Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                                       Value at        Value at End of    Accumulation Unit   Accumulation Units
                                     Beginning of           Period              Value          at End of Period
                                        Period
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT GVIT Small Cap            10.000000           13.807417              38.07%                 133         2003*
        Growth Fund: Class II -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT GVIT Small Cap            10.000000           16.792703              67.93%                 656         2003*
        Value Fund: Class II -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT GVIT Small Company        10.000000           14.719529              47.20%               2,171         2003*
        Fund: Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Van Kampen GVIT           10.000000           10.961709               9.62%                 546         2003*
        Multi Sector Bond Fund:
        Class I - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Janus Aspen Series -           10.000000           11.571878              15.72%                 306         2003*
        Balanced Portfolio:
        Service Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Janus Aspen Series -           10.000000           12.509690              25.10%                   0         2003*
        Capital Appreciation
        Portfolio: Service
        Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Janus Aspen Series -           10.000000           14.450810              44.51%                 243         2003*
        International Growth
        Portfolio: Service
        Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Janus Aspen Series -           10.000000           12.211795              22.12%                   0         2003*
        Risk-Managed Core
        Portfolio: Service
        Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        MFS(R) Variable Insurance        10.000000           12.667783              26.68%                   0         2003*
        Trust - MFS Investors
        Growth Stock Series:
        Service Class - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        MFS(R) Variable Insurance        10.000000           13.159513              31.60%              23,829         2003*
        Trust - MFS Value
        Series: Service Class -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                                       Value at        Value at End of    Accumulation Unit   Accumulation Units
                                     Beginning of           Period              Value          at End of Period
                                        Period
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Neuberger Berman AMT           10.000000           13.606535              36.07%                   0         2003*
        Fasciano Portfolio:
        Class S - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Neuberger Berman AMT           10.000000           10.098688               0.99%              61,188         2003*
        Limited Maturity Bond
        Portfolio: Class I -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Neuberger Berman AMT           10.000000           12.625031              26.25%                   0         2003*
        Mid Cap Growth
        Portfolio: Class S -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Neuberger Berman AMT           10.000000           12.283735              22.84%                 666         2003*
        Socially Responsive
        Portfolio - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Oppenheimer Variable           10.000000           13.702040              37.02%               3,174         2003*
        Account Funds -
        Oppenheimer Capital
        Appreciation Fund/VA:
        Service Class - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Oppenheimer Variable           10.000000           15.192273              51.92%               2,966         2003*
        Account Funds -
        Oppenheimer Global
        Securities Fund/VA:
        Service Class - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Oppenheimer Variable           10.000000           12.146399              21.46%               1,543         2003*
        Account Funds -
        Oppenheimer High Income
        Fund/VA: Service Class
        - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Oppenheimer Variable           10.000000           13.159987              31.60%               4,183         2003*
        Account Funds -
        Oppenheimer Main
        Street(R) Fund/VA:
        Service Class - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                                       Value at        Value at End of    Accumulation Unit   Accumulation Units
                                     Beginning of           Period              Value          at End of Period
                                        Period
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Oppenheimer Variable           10.000000           15.166871              51.67%                 271         2003*
        Account Funds -
        Oppenheimer Main
        Street(R) Small Cap
        Fund/VA: Service Class
        - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Putnam Variable Trust -        10.000000           12.333845              23.34%                   0         2003*
        Putnam VT Growth &
        Income Fund: Class IB -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Putnam Variable Trust -        10.000000           12.704650              27.05%                   0         2003*
        Putnam VT International
        Equity Fund: Class IB -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Putnam Variable Trust -        10.000000           11.766703              17.67%                   0         2003*
        Putnam VT Voyager Fund:
        Class IB - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        The Universal                  10.000000           10.140764               1.41%                   0         2003*
        Institutional Funds,
        Inc. - Core Plus Fixed
        Income Portfolio: Class
        II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        The Universal                  10.000000           12.635778              26.36%               1,581         2003*
        Institutional Funds,
        Inc. - Emerging Markets
        Debt Portfolio: Class
        II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        The Universal                  10.000000           13.565135              35.65%               3,202         2003*
        Institutional Funds,
        Inc. - U.S. Real Estate
        Portfolio: Class II -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                   Additional Contract Options Elected (Total 1.20%)
              (Variable account charges of 1.20% of the daily net
                         assets of the variable account)

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                                       Value at        Value at End of    Accumulation Unit   Accumulation Units
                                     Beginning of           Period              Value          at End of Period
                                        Period
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        AIM Variable Insurance         10.000000           14.091927              40.92%               1,573         2003*
        Funds - Basic Value
        Fund: Series II Shares
        - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        AIM Variable Insurance         10.000000           13.387221              33.87%                   0         2003*
        Funds - Capital
        Appreciation Fund:
        Series II Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        AIM Variable Insurance         10.000000           13.990115              39.90%                   0         2003*
        Funds - Capital
        Development Fund:
        Series II Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        AllianceBernstein              10.000000           13.711325              37.11%               3,827         2003*
        Variable Products
        Series Fund, Inc. -
        AllianceBernstein
        Growth and Income
        Portfolio: Class B -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        AllianceBernstein              10.000000           14.819444              48.19%                 626         2003*
        Variable Products
        Series Fund, Inc. -
        AllianceBernstein Small
        Cap Value Portfolio:
        Class B - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        American Century               10.000000           13.490350              34.90%               1,771         2003*
        Variable Portfolios,
        Inc. - American Century
        VP Income & Growth
        Fund: Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                                       Value at        Value at End of    Accumulation Unit   Accumulation Units
                                     Beginning of           Period              Value          at End of Period
                                        Period
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        American Century               10.000000           13.005889              30.06%               1,465         2003*
        Variable Portfolios,
        Inc. - American Century
        VP International Fund:
        Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        American Century               10.000000           13.060108              30.60%               1,007         2003*
        Variable Portfolios,
        Inc. - American Century
        VP Ultra Fund: Class II
        - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        American Century               10.000000           13.614656              36.15%                 996         2003*
        Variable Portfolios,
        Inc. - American Century
        VP Value Fund: Class II
        - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        American Century               10.000000           10.434125               4.34%               1,887         2003*
        Variable Portfolios II,
        Inc. - American Century
        VP Inflation Protection
        Fund: Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Dreyfus Investment             10.000000           14.592805              45.93%               1,321         2003*
        Portfolios - Small Cap
        Stock Index Portfolio:
        Service Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Dreyfus Stock Index            10.000000           13.330105              33.30%              22,234         2003*
        Fund, Inc.: Service
        Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Dreyfus Variable               10.000000           12.698757              26.99%                   0         2003*
        Investment Fund -
        Appreciation Portfolio:
        Service Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Dreyfus Variable               10.000000           13.813438              38.13%                   0         2003*
        Investment Fund -
        Developing Leaders
        Portfolio: Service
        Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                                       Value at        Value at End of    Accumulation Unit   Accumulation Units
                                     Beginning of           Period              Value          at End of Period
                                        Period
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Federated Insurance            10.000000           13.343664              33.44%                   0         2003*
        Series - Federated
        American Leaders Fund
        II: Service Shares -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Federated Insurance            10.000000           12.990541              29.91%               2,467         2003*
        Series - Federated
        Capital Appreciation
        Fund II: Service Shares
        - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Federated Insurance            10.000000           10.272600               2.73%               1,979         2003*
        Series - Federated
        Quality Bond Fund II:
        Service Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Fidelity VIP                   10.000000           13.743899              37.44%               5,395         2003*
        Equity-Income
        Portfolio: Service
        Class 2 - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Fidelity VIP Growth            10.000000           13.886317              38.86%               1,192         2003*
        Portfolio: Service
        Class 2 - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Fidelity VIP Overseas          10.000000           14.832831              48.33%                   0         2003*
        Portfolio: Service
        Class 2 - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Fidelity VIP II                10.000000           13.401652              34.02%               7,480         2003*
        Contrafund(R) Portfolio:
        Service Class 2 - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Fidelity VIP II                10.000000           10.330906               3.31%               4,465         2003*
        Investment Grade Bond
        Portfolio: Service
        Class 2 - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Fidelity VIP III Mid           10.000000           14.374599              43.75%               2,500         2003*
        Cap Portfolio: Service
        Class 2 - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                                       Value at        Value at End of    Accumulation Unit   Accumulation Units
                                     Beginning of           Period              Value          at End of Period
                                        Period
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Fidelity VIP III Value         10.000000           16.683150              66.83%                   0         2003*
        Strategies Portfolio:
        Service Class 2 - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Franklin Templeton             10.000000           13.212364              32.12%               9,985         2003*
        Variable Insurance
        Products Trust -
        Franklin Rising
        Dividends Securities
        Fund: Class 2 - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Franklin Templeton             10.000000           14.441030              44.41%               1,300         2003*
        Variable Insurance
        Products Trust -
        Franklin Small Cap
        Value Securities Fund:
        Class 2 - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Franklin Templeton             10.000000           13.800080              38.00%               1,242         2003*
        Variable Insurance
        Products Trust -
        Templeton Foreign
        Securities Fund: Class
        2 - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Comstock GVIT             10.000000           13.667984              36.68%                   0         2003*
        Value Fund: Class II -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Dreyfus GVIT              10.000000           13.695767              36.96%                   0         2003*
        International Value
        Fund: Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Dreyfus GVIT Mid          10.000000           14.366514              43.67%               2,017         2003*
        Cap Index Fund: Class I
        - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Federated GVIT            10.000000           11.962949              19.63%               2,141         2003*
        High Income Bond Fund:
        Class I - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           16.740520              67.41%                   0         2003*
        Emerging Markets Fund:
        Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                                       Value at        Value at End of    Accumulation Unit   Accumulation Units
                                     Beginning of           Period              Value          at End of Period
                                        Period
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           14.287069              42.87%               2,066         2003*
        Global Financial
        Services Fund: Class II
        - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           13.886673              38.87%                   0         2003*
        Global Health Sciences
        Fund: Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           15.337264              53.37%                   0         2003*
        Global Technology and
        Communications Fund:
        Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           12.473733              24.74%                   0         2003*
        Global Utilities Fund:
        Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           10.092638               0.93%               8,173         2003*
        Government Bond Fund:
        Class I - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           10.775717               7.76%                   0         2003*
        Investor Destinations
        Conservative Fund:
        Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           11.494000              14.94%                   0         2003*
        Investor Destinations
        Moderately Conservative
        Fund: Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           12.262915              22.63%              12,322         2003*
        Investor Destinations
        Moderate Fund: Class II
        - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           13.102185              31.02%              12,057         2003*
        Investor Destinations
        Moderately Aggressive
        Fund: Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           13.774861              37.75%               5,903         2003*
        Investor Destinations
        Aggressive Fund: Class
        II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                                       Value at        Value at End of    Accumulation Unit   Accumulation Units
                                     Beginning of           Period              Value          at End of Period
                                        Period
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT Mid         10.000000           12.601114              26.01%                   0         2003*
        Cap Growth Fund: Class
        II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000            9.944570              -0.55%                   0         2003*
        Money Market Fund:
        Class I - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           13.175277              31.75%               1,006         2003*
        Nationwide(R) Fund: Class
        II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT U.S.        10.000000           14.980858              49.81%                   0         2003*
        Growth Leaders Fund:
        Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT GVIT Small Cap            10.000000           13.795194              37.95%                   0         2003*
        Growth Fund: Class II -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT GVIT Small Cap            10.000000           16.777850              67.78%                   0         2003*
        Value Fund: Class II -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT GVIT Small Company        10.000000           14.706505              47.07%               1,954         2003*
        Fund: Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Van Kampen GVIT           10.000000           10.951999               9.52%                   0         2003*
        Multi Sector Bond Fund:
        Class I - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Janus Aspen Series -           10.000000           11.561625              15.62%               2,654         2003*
        Balanced Portfolio:
        Service Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Janus Aspen Series -           10.000000           12.498611              24.99%                 622         2003*
        Capital Appreciation
        Portfolio: Service
        Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Janus Aspen Series -           10.000000           14.438026              44.38%                   0         2003*
        International Growth
        Portfolio: Service
        Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                                       Value at        Value at End of    Accumulation Unit   Accumulation Units
                                     Beginning of           Period              Value          at End of Period
                                        Period
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Janus Aspen Series -           10.000000           12.203564              22.04%                   0         2003*
        Risk-Managed Core
        Portfolio: Service
        Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        MFS(R) Variable Insurance        10.000000           12.656577              26.57%                 853         2003*
        Trust - MFS Investors
        Growth Stock Series:
        Service Class - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        MFS(R) Variable Insurance        10.000000           13.147859              31.48%               2,449         2003*
        Trust - MFS Value
        Series: Service Class -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Neuberger Berman AMT           10.000000           13.594498              35.94%                   0         2003*
        Fasciano Portfolio:
        Class S - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Neuberger Berman AMT           10.000000           10.089733               0.90%               3,170         2003*
        Limited Maturity Bond
        Portfolio: Class I -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Neuberger Berman AMT           10.000000           12.612281              26.12%                   0         2003*
        Mid Cap Growth
        Portfolio: Class S -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Neuberger Berman AMT           10.000000           12.275440              22.75%                   0         2003*
        Socially Responsive
        Portfolio - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Oppenheimer Variable           10.000000           13.689923              36.90%               3,155         2003*
        Account Funds -
        Oppenheimer Capital
        Appreciation Fund/VA:
        Service Class - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                                       Value at        Value at End of    Accumulation Unit   Accumulation Units
                                     Beginning of           Period              Value          at End of Period
                                        Period
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Oppenheimer Variable           10.000000           15.178824              51.79%               3,563         2003*
        Account Funds -
        Oppenheimer Global
        Securities Fund/VA:
        Service Class - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Oppenheimer Variable           10.000000           12.135648              21.36%               3,486         2003*
        Account Funds -
        Oppenheimer High Income
        Fund/VA: Service Class
        - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Oppenheimer Variable           10.000000           13.148341              31.48%               1,427         2003*
        Account Funds -
        Oppenheimer Main
        Street(R) Fund/VA:
        Service Class - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Oppenheimer Variable           10.000000           15.153463              51.53%                 146         2003*
        Account Funds -
        Oppenheimer Main
        Street(R) Small Cap
        Fund/VA: Service Class
        - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Putnam Variable Trust -        10.000000           12.325519              23.26%                   0         2003*
        Putnam VT Growth &
        Income Fund: Class IB -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Putnam Variable Trust -        10.000000           12.696070              26.96%                   0         2003*
        Putnam VT International
        Equity Fund: Class IB -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Putnam Variable Trust -        10.000000           11.758764              17.59%                 644         2003*
        Putnam VT Voyager Fund:
        Class IB - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        The Universal                  10.000000           10.133903               1.34%                   0         2003*
        Institutional Funds,
        Inc. - Core Plus Fixed
        Income Portfolio: Class
        II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                                       Value at        Value at End of    Accumulation Unit   Accumulation Units
                                     Beginning of           Period              Value          at End of Period
                                        Period
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        The Universal                  10.000000           12.623009              26.23%                   0         2003*
        Institutional Funds,
        Inc. - Emerging Markets
        Debt Portfolio: Class
        II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        The Universal                  10.000000           13.551445              35.51%               1,241         2003*
        Institutional Funds,
        Inc. - U.S. Real Estate
        Portfolio: Class II -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                Additional Contract Options Elected (Total 1.30%)
              (Variable account charges of 1.30% of the daily net
                         assets of the variable account)

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                                       Value at        Value at End of    Accumulation Unit   Accumulation Units
                                     Beginning of           Period              Value          at End of Period
                                        Period
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        AIM Variable Insurance          9.847563           12.955540              31.56%                   0         2003*
        Funds - Basic Value
        Fund: Series II Shares
        - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        AIM Variable Insurance          9.468999           12.073432              27.50%                   0         2003*
        Funds - Capital
        Appreciation Fund:
        Series II Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        AIM Variable Insurance          9.867552           13.152417              33.29%                   0         2003*
        Funds - Capital
        Development Fund:
        Series II Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        AllianceBernstein               9.781830           12.762087              30.47%               9,689         2003*
        Variable Products
        Series Fund, Inc. -
        AllianceBernstein
        Growth and Income
        Portfolio: Class B -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        AllianceBernstein              10.268227           14.279214              39.06%                   0         2003*
        Variable Products
        Series Fund, Inc. -
        AllianceBernstein Small
        Cap Value Portfolio:
        Class B - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        American Century                9.812040           12.511484              27.51%                   0         2003*
        Variable Portfolios,
        Inc. - American Century
        VP Income & Growth
        Fund: Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                                       Value at        Value at End of    Accumulation Unit   Accumulation Units
                                     Beginning of           Period              Value          at End of Period
                                        Period
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        American Century                9.703604           11.910971              22.75%                 759         2003*
        Variable Portfolios,
        Inc. - American Century
        VP International Fund:
        Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        American Century                9.487958           11.686811              23.18%                   0         2003*
        Variable Portfolios,
        Inc. - American Century
        VP Ultra Fund: Class II
        - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        American Century               10.032787           12.755471              27.14%               1,675         2003*
        Variable Portfolios,
        Inc. - American Century
        VP Value Fund: Class II
        - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        American Century               10.000000           10.423563               4.24%                   0         2003*
        Variable Portfolios II,
        Inc. - American Century
        VP Inflation Protection
        Fund: Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Dreyfus Investment              7.608241           10.346504              35.99%                   0         2003*
        Portfolios - Small Cap
        Stock Index Portfolio:
        Service Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Dreyfus Stock Index             9.668759           12.220432              26.39%               4,293         2003*
        Fund, Inc.: Service
        Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Dreyfus Variable                9.680995           11.545348              19.26%               2,061         2003*
        Investment Fund -
        Appreciation Portfolio:
        Service Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Dreyfus Variable                9.871733           12.798373              29.65%                   0         2003*
        Investment Fund -
        Developing Leaders
        Portfolio: Service
        Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                                       Value at        Value at End of    Accumulation Unit   Accumulation Units
                                     Beginning of           Period              Value          at End of Period
                                        Period
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Federated Insurance            10.096371           12.687593              25.66%                   0         2003*
        Series - Federated
        American Leaders Fund
        II: Service Shares -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Federated Insurance             9.806426           11.990118              22.27%                   0         2003*
        Series - Federated
        Capital Appreciation
        Fund II: Service Shares
        - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Federated Insurance            10.255017           10.571070               3.08%                   0         2003*
        Series - Federated
        Quality Bond Fund II:
        Service Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Fidelity VIP                    9.901010           12.706921              28.34%               5,236         2003*
        Equity-Income
        Portfolio: Service
        Class 2 - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Fidelity VIP Growth             9.488827           12.413245              30.82%                 225         2003*
        Portfolio: Service
        Class 2 - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Fidelity VIP Overseas           9.821337           13.865700              41.18%                   0         2003*
        Portfolio: Service
        Class 2 - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Fidelity VIP II                 9.840966           12.451863              26.53%              16,679         2003*
        Contrafund(R) Portfolio:
        Service Class 2 - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Fidelity VIP II                10.209238           10.574572               3.58%                   0         2003*
        Investment Grade Bond
        Portfolio: Service
        Class 2 - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Fidelity VIP III Mid           10.123242           13.813758              36.46%               7,665         2003*
        Cap Portfolio: Service
        Class 2 - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                                       Value at        Value at End of    Accumulation Unit   Accumulation Units
                                     Beginning of           Period              Value          at End of Period
                                        Period
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Fidelity VIP III Value          9.679145           15.033681              55.32%               1,290         2003*
        Strategies Portfolio:
        Service Class 2 - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Franklin Templeton             10.013325           12.313180              22.97%              14,459         2003*
        Variable Insurance
        Products Trust -
        Franklin Rising
        Dividends Securities
        Fund: Class 2 - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Franklin Templeton             10.294188           13.424512              30.41%               5,257         2003*
        Variable Insurance
        Products Trust -
        Franklin Small Cap
        Value Securities Fund:
        Class 2 - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Franklin Templeton              9.951836           12.986690              30.50%                 373         2003*
        Variable Insurance
        Products Trust -
        Templeton Foreign
        Securities Fund: Class
        2 - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Comstock GVIT             10.000000           13.655878              36.56%               1,071         2003*
        Value Fund: Class II -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Dreyfus GVIT              10.000000           13.686510              36.87%                   0         2003*
        International Value
        Fund: Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Dreyfus GVIT Mid           8.489668           11.282992              32.90%               4,916         2003*
        Cap Index Fund: Class I
        - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Federated GVIT            10.279592           12.405721              20.68%                   0         2003*
        High Income Bond Fund:
        Class I - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT              9.860071           16.025282              62.53%                   0         2003*
        Emerging Markets Fund:
        Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                                       Value at        Value at End of    Accumulation Unit   Accumulation Units
                                     Beginning of           Period              Value          at End of Period
                                        Period
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           14.274400              42.74%                   0         2003*
        Global Financial
        Services Fund: Class II
        - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           13.874377              38.74%                   0         2003*
        Global Health Sciences
        Fund: Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           15.323692              53.24%                   0         2003*
        Global Technology and
        Communications Fund:
        Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           12.462663              24.63%                   0         2003*
        Global Utilities Fund:
        Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             43.647039           43.941314               0.67%                   0         2003*
        Government Bond Fund:
        Class I - NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             43.762624           44.057681               0.67%                   0         2003*
        Government Bond Fund:
        Class I - Q
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT              9.928642           10.574381               6.50%                   0         2003*
        Investor Destinations
        Conservative Fund:
        Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT              9.525559           10.689699              12.22%               1,021         2003*
        Investor Destinations
        Moderately Conservative
        Fund: Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT              9.029424           10.699107              18.49%              15,958         2003*
        Investor Destinations
        Moderate Fund: Class II
        - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT              8.582311           10.727781              25.00%               1,061         2003*
        Investor Destinations
        Moderately Aggressive
        Fund: Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                                       Value at        Value at End of    Accumulation Unit   Accumulation Units
                                     Beginning of           Period              Value          at End of Period
                                        Period
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT              8.230619           10.712555              30.15%                   0         2003*
        Investor Destinations
        Aggressive Fund: Class
        II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT Mid         10.000000           12.592593              25.93%                   0         2003*
        Cap Growth Fund: Class
        II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             26.429711           26.249330              -0.68%                   0         2003*
        Money Market Fund:
        Class I - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT              9.631161           12.095064              25.58%                   0         2003*
        Nationwide(R) Fund: Class
        II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT U.S.        10.000000           14.967605              49.68%                   0         2003*
        Growth Leaders Fund:
        Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT GVIT Small Cap             9.633382           12.746909              32.32%                   0         2003*
        Growth Fund: Class II -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT GVIT Small Cap            10.093088           15.585302              54.42%               1,224         2003*
        Value Fund: Class II -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT GVIT Small Company         9.957641           13.819816              38.79%               9,434         2003*
        Fund: Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Van Kampen GVIT           11.318419           12.524864              10.66%                 927         2003*
        Multi Sector Bond Fund:
        Class I - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Janus Aspen Series -            9.855934           11.062699              12.24%                   0         2003*
        Balanced Portfolio:
        Service Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Janus Aspen Series -            5.034738            5.974796              18.67%                   0         2003*
        Capital Appreciation
        Portfolio: Service
        Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                                       Value at        Value at End of    Accumulation Unit   Accumulation Units
                                     Beginning of           Period              Value          at End of Period
                                        Period
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Janus Aspen Series -            4.365171            5.796339              32.79%                   0         2003*
        International Growth
        Portfolio: Service
        Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Janus Aspen Series -           10.000000           12.195325              21.95%                   0         2003*
        Risk-Managed Core
        Portfolio: Service
        Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        MFS(R) Variable Insurance         9.354501           11.320043              21.01%                   0         2003*
        Trust - MFS Investors
        Growth Stock Series:
        Service Class - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        MFS(R) Variable Insurance         9.869025           12.147415              23.09%                   0         2003*
        Trust - MFS Value
        Series: Service Class -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Neuberger Berman AMT           10.064686           12.423729              23.44%                   0         2003*
        Fasciano Portfolio:
        Class S - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Neuberger Berman AMT           21.479034           21.713731               1.09%                   0         2003*
        Limited Maturity Bond
        Portfolio: Class I -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Neuberger Berman AMT           10.000000           12.599532              26.00%                   0         2003*
        Mid Cap Growth
        Portfolio: Class S -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Neuberger Berman AMT           10.000000           12.267143              22.67%                   0         2003*
        Socially Responsive
        Portfolio - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Oppenheimer Variable            9.445866           12.184274              28.99%                 727         2003*
        Account Funds -
        Oppenheimer Capital
        Appreciation Fund/VA:
        Service Class - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                                       Value at        Value at End of    Accumulation Unit   Accumulation Units
                                     Beginning of           Period              Value          at End of Period
                                        Period
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Oppenheimer Variable            9.691813           13.665977              41.01%               8,126         2003*
        Account Funds -
        Oppenheimer Global
        Securities Fund/VA:
        Service Class - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Oppenheimer Variable           10.271522           12.550232              22.18%                   0         2003*
        Account Funds -
        Oppenheimer High Income
        Fund/VA: Service Class
        - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Oppenheimer Variable            9.709898           12.117465              24.79%               1,966         2003*
        Account Funds -
        Oppenheimer Main
        Street(R) Fund/VA:
        Service Class - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Oppenheimer Variable            9.752555           13.884675              42.37%                   0         2003*
        Account Funds -
        Oppenheimer Main
        Street(R) Small Cap
        Fund/VA: Service Class
        - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Putnam Variable Trust -        10.000000           12.317191              23.17%                   0         2003*
        Putnam VT Growth &
        Income Fund: Class IB -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Putnam Variable Trust -        10.000000           12.687488              26.87%                   0         2003*
        Putnam VT International
        Equity Fund: Class IB -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Putnam Variable Trust -        10.000000           11.750819              17.51%                   0         2003*
        Putnam VT Voyager Fund:
        Class IB - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        The Universal                  10.000000           10.127043               1.27%                   0         2003*
        Institutional Funds,
        Inc. - Core Plus Fixed
        Income Portfolio: Class
        II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                                       Value at        Value at End of    Accumulation Unit   Accumulation Units
                                     Beginning of           Period              Value          at End of Period
                                        Period
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        The Universal                  10.000000           12.610241              26.10%                   0         2003*
        Institutional Funds,
        Inc. - Emerging Markets
        Debt Portfolio: Class
        II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        The Universal                  10.000000           13.537734              35.38%                   0         2003*
        Institutional Funds,
        Inc. - U.S. Real Estate
        Portfolio: Class II -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                Additional Contract Options Elected (Total 1.40%)
              (Variable account charges of 1.40% of the daily net
                         assets of the variable account)

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                                       Value at        Value at End of    Accumulation Unit   Accumulation Units
                                     Beginning of           Period              Value          at End of Period
                                        Period
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        AIM Variable Insurance        10.0000000           14.066959              40.67%               3,236         2003*
        Funds - Basic Value
        Fund: Series II Shares
        - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        AIM Variable Insurance         10.000000           13.363490              33.63%                   0         2003*
        Funds - Capital
        Appreciation Fund:
        Series II Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        AIM Variable Insurance         10.000000           13.965326              39.65%                   0         2003*
        Funds - Capital
        Development Fund:
        Series II Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        AllianceBernstein              10.000000           13.687020              36.87%               4,074         2003*
        Variable Products
        Series Fund, Inc. -
        AllianceBernstein
        Growth and Income
        Portfolio: Class B -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        AllianceBernstein              10.000000           14.793193              47.93%                 257         2003*
        Variable Products
        Series Fund, Inc. -
        AllianceBernstein Small
        Cap Value Portfolio:
        Class B - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        American Century               10.000000           13.466442              34.66%               2,152         2003*
        Variable Portfolios,
        Inc. - American Century
        VP Income & Growth
        Fund: Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                                       Value at        Value at End of    Accumulation Unit   Accumulation Units
                                     Beginning of           Period              Value          at End of Period
                                        Period
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        American Century               10.000000           12.982838              29.83%                   0         2003*
        Variable Portfolios,
        Inc. - American Century
        VP International Fund:
        Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        American Century               10.000000           13.036956              30.37%               1,078         2003*
        Variable Portfolios,
        Inc. - American Century
        VP Ultra Fund: Class II
        - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        American Century               10.000000           13.590519              35.91%               8,562         2003*
        Variable Portfolios,
        Inc. - American Century
        VP Value Fund: Class II
        - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        American Century               10.000000           10.413001               4.13%               1,950         2003*
        Variable Portfolios II,
        Inc. - American Century
        VP Inflation Protection
        Fund: Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Dreyfus Investment              7.603070           10.329023              35.85%                   0         2003*
        Portfolios - Small Cap
        Stock Index Portfolio:
        Service Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Dreyfus Stock Index            10.000000           13.306493              33.06%                 534         2003*
        Fund, Inc.: Service
        Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Dreyfus Variable               10.000000           12.676249              26.76%                   0         2003*
        Investment Fund -
        Appreciation Portfolio:
        Service Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                                       Value at        Value at End of    Accumulation Unit   Accumulation Units
                                     Beginning of           Period              Value          at End of Period
                                        Period
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Dreyfus Variable               10.000000           13.788981              37.89%                   0         2003*
        Investment Fund -
        Developing Leaders
        Portfolio: Service
        Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Federated Insurance            10.000000           13.320016              33.20%                   0         2003*
        Series - Federated
        American Leaders Fund
        II: Service Shares -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Federated Insurance            10.000000           12.967508              29.68%                   0         2003*
        Series - Federated
        Capital Appreciation
        Fund II: Service Shares
        - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Federated Insurance            10.000000           10.254363               2.54%              12,926         2003*
        Series - Federated
        Quality Bond Fund II:
        Service Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Fidelity VIP                   10.000000           13.719547              37.20%              23,598         2003*
        Equity-Income
        Portfolio: Service
        Class 2 - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Fidelity VIP Growth            10.000000           13.861724              38.62%               2,156         2003*
        Portfolio: Service
        Class 2 - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Fidelity VIP Overseas          10.000000           14.806560              48.07%               1,160         2003*
        Portfolio: Service
        Class 2 - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Fidelity VIP II                10.000000           13.377903              33.78%              29,239         2003*
        Contrafund(R) Portfolio:
        Service Class 2 - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Fidelity VIP II                10.000000           10.312578               3.13%                   0         2003*
        Investment Grade Bond
        Portfolio: Service
        Class 2 - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                                       Value at        Value at End of    Accumulation Unit   Accumulation Units
                                     Beginning of           Period              Value          at End of Period
                                        Period
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Fidelity VIP III Mid           10.000000           14.349148              43.49%                   0         2003*
        Cap Portfolio: Service
        Class 2 - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Fidelity VIP III Value         10.000000           16.653600              66.54%                   0         2003*
        Strategies Portfolio:
        Service Class 2 - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Franklin Templeton             10.000000           13.188961              31.89%               3,512         2003*
        Variable Insurance
        Products Trust -
        Franklin Rising
        Dividends Securities
        Fund: Class 2 - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Franklin Templeton             10.000000           14.415457              44.15%               2,960         2003*
        Variable Insurance
        Products Trust -
        Franklin Small Cap
        Value Securities Fund:
        Class 2 - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Franklin Templeton             10.000000           13.775628              37.76%               8,469         2003*
        Variable Insurance
        Products Trust -
        Templeton Foreign
        Securities Fund: Class
        2 - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Comstock GVIT             10.000000           13.643766              36.44%                 522         2003*
        Value Fund: Class II -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Dreyfus GVIT              10.000000           13.677261              36.77%                   0         2003*
        International Value
        Fund: Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Dreyfus GVIT Mid           8.466716           11.241109              32.77%               1,397         2003*
        Cap Index Fund: Class I
        - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Federated GVIT            10.000000           11.941737              19.42%               7,951         2003*
        High Income Bond Fund:
        Class I - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                                       Value at        Value at End of    Accumulation Unit   Accumulation Units
                                     Beginning of           Period              Value          at End of Period
                                        Period
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           16.710884              67.11%               5,693         2003*
        Emerging Markets Fund:
        Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           14.261747              42.62%                   0         2003*
        Global Financial
        Services Fund: Class II
        - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           13.862071              38.62%                   0         2003*
        Global Health Sciences
        Fund: Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           15.310126              53.10%                   0         2003*
        Global Technology and
        Communications Fund:
        Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           12.451615              24.52%                   0         2003*
        Global Utilities Fund:
        Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             16.400486           16.494330               0.57%                   0         2003*
        Government Bond Fund:
        Class I - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT              9.919273           10.553714               6.40%               2,542         2003*
        Investor Destinations
        Conservative Fund:
        Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT              9.516564           10.668780              12.11%               1,386         2003*
        Investor Destinations
        Moderately Conservative
        Fund: Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT              9.020903           10.678199              18.37%              54,415         2003*
        Investor Destinations
        Moderate Fund: Class II
        - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT              8.574196           10.706793              24.87%              53,474         2003*
        Investor Destinations
        Moderately Aggressive
        Fund: Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                                       Value at        Value at End of    Accumulation Unit   Accumulation Units
                                     Beginning of           Period              Value          at End of Period
                                        Period
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT              8.222834           10.691584              30.02%                   0         2003*
        Investor Destinations
        Aggressive Fund: Class
        II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT Mid         10.000000           12.584085              25.84%                   0         2003*
        Cap Growth Fund: Class
        II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             13.141597           13.038682              -0.78%               1,025         2003*
        Money Market Fund:
        Class I - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           13.151931              31.52%                   0         2003*
        Nationwide(R) Fund: Class
        II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT U.S.        10.000000           14.954334              49.54%                   0         2003*
        Growth Leaders Fund:
        Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT GVIT Small Cap            10.000000           13.770755              37.71%                   0         2003*
        Growth Fund: Class II -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT GVIT Small Cap            10.000000           16.748157              67.48%                   0         2003*
        Value Fund: Class II -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT GVIT Small Company        10.000000           14.680450              46.80%                 340         2003*
        Fund: Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Van Kampen GVIT           11.287848           12.478382              10.55%                   0         2003*
        Multi Sector Bond Fund:
        Class I - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Janus Aspen Series -           10.000000           11.541117              15.41%                 588         2003*
        Balanced Portfolio:
        Service Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Janus Aspen Series -            5.021131            5.952624              18.55%                   0         2003*
        Capital Appreciation
        Portfolio: Service
        Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                                       Value at        Value at End of    Accumulation Unit   Accumulation Units
                                     Beginning of           Period              Value          at End of Period
                                        Period
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Janus Aspen Series -            4.353358            5.774793              32.65%                   0         2003*
        International Growth
        Portfolio: Service
        Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Janus Aspen Series -           10.000000           12.187076              21.87%                   0         2003*
        Risk-Managed Core
        Portfolio: Service
        Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        MFS(R) Variable Insurance        10.000000           12.634137              26.34%               1,847         2003*
        Trust - MFS Investors
        Growth Stock Series:
        Service Class - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        MFS(R) Variable Insurance        10.000000           13.124558              31.25%               1,128         2003*
        Trust - MFS Value
        Series: Service Class -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Neuberger Berman AMT           10.000000           13.570410              35.70%                   0         2003*
        Fasciano Portfolio:
        Class S - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Neuberger Berman AMT           14.102863           14.242517               0.99%               1,587         2003*
        Limited Maturity Bond
        Portfolio: Class I -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Neuberger Berman AMT           10.000000           12.586788              25.87%              10,649         2003*
        Mid Cap Growth
        Portfolio: Class S -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Neuberger Berman AMT           10.000000           12.258858              22.59%                   0         2003*
        Socially Responsive
        Portfolio - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Oppenheimer Variable           10.000000           13.665671              36.66%                 825         2003*
        Account Funds -
        Oppenheimer Capital
        Appreciation Fund/VA:
        Service Class - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                                       Value at        Value at End of    Accumulation Unit   Accumulation Units
                                     Beginning of           Period              Value          at End of Period
                                        Period
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Oppenheimer Variable           10.000000           15.151944              51.52%              19,575         2003*
        Account Funds -
        Oppenheimer Global
        Securities Fund/VA:
        Service Class - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Oppenheimer Variable           10.000000           12.114122              21.14%               3,955         2003*
        Account Funds -
        Oppenheimer High Income
        Fund/VA: Service Class
        - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Oppenheimer Variable           10.000000           13.125040              31.25%               3,778         2003*
        Account Funds -
        Oppenheimer Main
        Street(R) Fund/VA:
        Service Class - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Oppenheimer Variable           10.000000           15.126640              51.27%               1,561         2003*
        Account Funds -
        Oppenheimer Main
        Street(R) Small Cap
        Fund/VA: Service Class
        - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Putnam Variable Trust -        10.000000           12.308863              23.09%                 586         2003*
        Putnam VT Growth &
        Income Fund: Class IB -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Putnam Variable Trust -        10.000000           12.678909              26.79%                   0         2003*
        Putnam VT International
        Equity Fund: Class IB -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Putnam Variable Trust -        10.000000           11.742875              17.43%                   0         2003*
        Putnam VT Voyager Fund:
        Class IB - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        The Universal                  10.000000           10.120184               1.20%                   0         2003*
        Institutional Funds,
        Inc. - Core Plus Fixed
        Income Portfolio: Class
        II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                                       Value at        Value at End of    Accumulation Unit   Accumulation Units
                                     Beginning of           Period              Value          at End of Period
                                        Period
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        The Universal                  10.000000           12.597484              25.97%               4,411         2003*
        Institutional Funds,
        Inc. - Emerging Markets
        Debt Portfolio: Class
        II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        The Universal                  10.000000           13.524052              35.24%                 311         2003*
        Institutional Funds,
        Inc. - U.S. Real Estate
        Portfolio: Class II -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                Additional Contract Options Elected (Total 1.45%)
              (Variable account charges of 1.45% of the daily net
                         assets of the variable account)

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                                       Value at        Value at End of    Accumulation Unit   Accumulation Units
                                     Beginning of           Period              Value          at End of Period
                                        Period
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        AIM Variable Insurance         10.000000           14.060710              40.61%                   0         2003*
        Funds - Basic Value
        Fund: Series II Shares
        - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        AIM Variable Insurance         10.000000           13.357568              33.58%                   0         2003*
        Funds - Capital
        Appreciation Fund:
        Series II Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        AIM Variable Insurance         10.000000           13.959121              39.59%                   0         2003*
        Funds - Capital
        Development Fund:
        Series II Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        AllianceBernstein              10.000000           13.680938              36.81%              17,324         2003*
        Variable Products
        Series Fund, Inc. -
        AllianceBernstein
        Growth and Income
        Portfolio: Class B -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        AllianceBernstein              10.000000           14.786619              47.87%                   0         2003*
        Variable Products
        Series Fund, Inc. -
        AllianceBernstein Small
        Cap Value Portfolio:
        Class B - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        American Century               10.000000           13.460462              34.60%                  71         2003*
        Variable Portfolios,
        Inc. - American Century
        VP Income & Growth
        Fund: Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        American Century               10.000000           12.977083              29.77%                   0         2003*
        Variable Portfolios,
        Inc. - American Century
        VP International Fund:
        Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                                       Value at        Value at End of    Accumulation Unit   Accumulation Units
                                     Beginning of           Period              Value          at End of Period
                                        Period
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        American Century               10.000000           13.031173              30.31%                 252         2003*
        Variable Portfolios,
        Inc. - American Century
        VP Ultra Fund: Class II
        - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        American Century               10.000000           13.584488              35.84%                  71         2003*
        Variable Portfolios,
        Inc. - American Century
        VP Value Fund: Class II
        - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        American Century               10.000000           10.407723               4.08%                   0         2003*
        Variable Portfolios II,
        Inc. - American Century
        VP Inflation Protection
        Fund: Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Dreyfus Investment             10.000000           14.560499              45.60%                   0         2003*
        Portfolios - Small Cap
        Stock Index Portfolio:
        Service Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Dreyfus Stock Index            10.000000           13.300594              33.01%                   0         2003*
        Fund, Inc.: Service
        Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Dreyfus Variable               10.000000           12.670615              26.71%                   0         2003*
        Investment Fund -
        Appreciation Portfolio:
        Service Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Dreyfus Variable               10.000000           13.782864              37.83%                   0         2003*
        Investment Fund -
        Developing Leaders
        Portfolio: Service
        Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Federated Insurance            10.000000           13.314101              33.14%                   0         2003*
        Series - Federated
        American Leaders Fund
        II: Service Shares -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                                       Value at        Value at End of    Accumulation Unit   Accumulation Units
                                     Beginning of           Period              Value          at End of Period
                                        Period
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Federated Insurance            10.000000           12.961759              29.62%                   0         2003*
        Series - Federated
        Capital Appreciation
        Fund II: Service Shares
        - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Federated Insurance            10.000000           10.249802               2.50%                   0         2003*
        Series - Federated
        Quality Bond Fund II:
        Service Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Fidelity VIP                   10.000000           13.713454              37.13%                   0         2003*
        Equity-Income
        Portfolio: Service
        Class 2 - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Fidelity VIP Growth            10.000000           13.855566              38.56%              16,353         2003*
        Portfolio: Service
        Class 2 - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Fidelity VIP Overseas          10.000000           14.799998              48.00%                   0         2003*
        Portfolio: Service
        Class 2 - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Fidelity VIP II                10.000000           13.371956              33.72%                 830         2003*
        Contrafund(R) Portfolio:
        Service Class 2 - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Fidelity VIP II                10.000000           10.307985               3.08%                   0         2003*
        Investment Grade Bond
        Portfolio: Service
        Class 2 - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Fidelity VIP III Mid           10.000000           14.342766              43.43%                  74         2003*
        Cap Portfolio: Service
        Class 2 - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Fidelity VIP III Value         10.000000           16.646222              66.46%                  65         2003*
        Strategies Portfolio:
        Service Class 2 - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                                       Value at        Value at End of    Accumulation Unit   Accumulation Units
                                     Beginning of           Period              Value          at End of Period
                                        Period
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Franklin Templeton             10.000000           13.183104              31.83%                  73         2003*
        Variable Insurance
        Products Trust -
        Franklin Rising
        Dividends Securities
        Fund: Class 2 - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Franklin Templeton             10.000000           14.409060              44.09%                   0         2003*
        Variable Insurance
        Products Trust -
        Franklin Small Cap
        Value Securities Fund:
        Class 2 - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Franklin Templeton             10.000000           13.769523              37.70%                   0         2003*
        Variable Insurance
        Products Trust -
        Templeton Foreign
        Securities Fund: Class
        2 - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Comstock GVIT             10.000000           13.637692              36.38%                   0         2003*
        Value Fund: Class II -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Dreyfus GVIT              10.000000           13.672627              36.73%                   0         2003*
        International Value
        Fund: Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Dreyfus GVIT Mid          10.000000           14.334701              43.35%                   0         2003*
        Cap Index Fund: Class I
        - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Federated GVIT            10.000000           11.936431              19.36%                   0         2003*
        High Income Bond Fund:
        Class I - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           16.703476              67.03%                   0         2003*
        Emerging Markets Fund:
        Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           14.255420              42.55%                   0         2003*
        Global Financial
        Services Fund: Class II
        - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                                       Value at        Value at End of    Accumulation Unit   Accumulation Units
                                     Beginning of           Period              Value          at End of Period
                                        Period
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           13.855914              38.56%                   0         2003*
        Global Health Sciences
        Fund: Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           15.303329              53.03%                   0         2003*
        Global Technology and
        Communications Fund:
        Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           12.446076              24.46%                   0         2003*
        Global Utilities Fund:
        Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           10.070236               0.70%                   0         2003*
        Government Bond Fund:
        Class I - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           10.751819               7.52%                   0         2003*
        Investor Destinations
        Conservative Fund:
        Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           11.468511              14.69%                   0         2003*
        Investor Destinations
        Moderately Conservative
        Fund: Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           12.235735              22.36%                   0         2003*
        Investor Destinations
        Moderate Fund: Class II
        - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           13.073147              30.73%                 819         2003*
        Investor Destinations
        Moderately Aggressive
        Fund: Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           13.744350              37.44%              34,829         2003*
        Investor Destinations
        Aggressive Fund: Class
        II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT Mid         10.000000           12.579819              25.80%                   0         2003*
        Cap Growth Fund: Class
        II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                                       Value at        Value at End of    Accumulation Unit   Accumulation Units
                                     Beginning of           Period              Value          at End of Period
                                        Period
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000            9.921541              -0.78%                   0         2003*
        Money Market Fund:
        Class I - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           13.146093              31.46%                   0         2003*
        Nationwide(R) Fund: Class
        II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT U.S.        10.000000           14.947701              49.48%                   0         2003*
        Growth Leaders Fund:
        Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT GVIT Small Cap            10.000000           13.764641              37.65%                   0         2003*
        Growth Fund: Class II -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT GVIT Small Cap            10.000000           16.740734              67.41%                   0         2003*
        Value Fund: Class II -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT GVIT Small Company        10.000000           14.673942              46.74%                   0         2003*
        Fund: Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Van Kampen GVIT           10.000000           10.927700               9.28%                   0         2003*
        Multi Sector Bond Fund:
        Class I - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Janus Aspen Series -           10.000000           11.536001              15.36%                  77         2003*
        Balanced Portfolio:
        Service Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Janus Aspen Series -           10.000000           12.470909              24.71%                   0         2003*
        Capital Appreciation
        Portfolio: Service
        Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Janus Aspen Series -           10.000000            14.40647              44.06%                   0         2003*
        International Growth
        Portfolio: Service
        Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Janus Aspen Series -           10.000000           12.182950              21.83%                  78         2003*
        Risk-Managed Core
        Portfolio: Service
        Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                                       Value at        Value at End of    Accumulation Unit   Accumulation Units
                                     Beginning of           Period              Value          at End of Period
                                        Period
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        MFS(R) Variable Insurance        10.000000           12.628530              26.29%                  71         2003*
        Trust - MFS Investors
        Growth Stock Series:
        Service Class - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        MFS(R) Variable Insurance        10.000000           13.118740              31.19%                   0         2003*
        Trust - MFS Value
        Series: Service Class -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Neuberger Berman AMT           10.000000           13.564388              35.64%                   0         2003*
        Fasciano Portfolio:
        Class S - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Neuberger Berman AMT           10.000000           10.067340               0.67%                   0         2003*
        Limited Maturity Bond
        Portfolio: Class I -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Neuberger Berman AMT           10.000000           12.580409              25.80%                   0         2003*
        Mid Cap Growth
        Portfolio: Class S -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Neuberger Berman AMT           10.000000           12.254702              22.55%                   0         2003*
        Socially Responsive
        Portfolio - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Oppenheimer Variable           10.000000           13.659602              36.60%                 244         2003*
        Account Funds -
        Oppenheimer Capital
        Appreciation Fund/VA:
        Service Class - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Oppenheimer Variable           10.000000           15.145229              51.45%                   0         2003*
        Account Funds -
        Oppenheimer Global
        Securities Fund/VA:
        Service Class - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Oppenheimer Variable           10.000000           12.108744              21.09%                   0         2003*
        Account Funds -
        Oppenheimer High Income
        Fund/VA: Service Class
        - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                                       Value at        Value at End of    Accumulation Unit   Accumulation Units
                                     Beginning of           Period              Value          at End of Period
                                        Period
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Oppenheimer Variable           10.000000           13.119209              31.19%                  72         2003*
        Account Funds -
        Oppenheimer Main
        Street(R) Fund/VA:
        Service Class - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Oppenheimer Variable           10.000000           15.119925              51.20%                   0         2003*
        Account Funds -
        Oppenheimer Main
        Street(R) Small Cap
        Fund/VA: Service Class
        - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Putnam Variable Trust -        10.000000           12.304689              23.05%                   0         2003*
        Putnam VT Growth &
        Income Fund: Class IB -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Putnam Variable Trust -        10.000000           12.674623              26.75%                   0         2003*
        Putnam VT International
        Equity Fund: Class IB -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Putnam Variable Trust -        10.000000           11.738902              17.39%                   0         2003*
        Putnam VT Voyager Fund:
        Class IB - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        The Universal                  10.000000           10.116754               1.17%                   0         2003*
        Institutional Funds,
        Inc. - Core Plus Fixed
        Income Portfolio: Class
        II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        The Universal                  10.000000           12.591098              25.91%                   0         2003*
        Institutional Funds,
        Inc. - Emerging Markets
        Debt Portfolio: Class
        II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        The Universal                  10.000000           13.517197              35.17%                   0         2003*
        Institutional Funds,
        Inc. - U.S. Real Estate
        Portfolio: Class II -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                Additional Contract Options Elected (Total 1.50%)
              (Variable account charges of 1.50% of the daily net
                         assets of the variable account)

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                                       Value at        Value at End of    Accumulation Unit   Accumulation Units
                                     Beginning of           Period              Value          at End of Period
                                        Period
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        AIM Variable Insurance         10.000000           14.054469              40.54%               3,789         2003*
        Funds - Basic Value
        Fund: Series II Shares
        - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        AIM Variable Insurance         10.000000           13.351626              33.52%                 518         2003*
        Funds - Capital
        Appreciation Fund:
        Series II Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        AIM Variable Insurance         10.000000           13.952921              39.53%                   0         2003*
        Funds - Capital
        Development Fund:
        Series II Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        AllianceBernstein              10.000000           13.674879              36.75%               1,410         2003*
        Variable Products
        Series Fund, Inc. -
        AllianceBernstein
        Growth and Income
        Portfolio: Class B -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        AllianceBernstein              10.000000           14.780072              47.80%                  38         2003*
        Variable Products
        Series Fund, Inc. -
        AllianceBernstein Small
        Cap Value Portfolio:
        Class B - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        American Century               10.000000           13.454487              35.54%                   0         2003*
        Variable Portfolios,
        Inc. - American Century
        VP Income & Growth
        Fund: Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        American Century               10.000000           12.971311              29.71%                   0         2003*
        Variable Portfolios,
        Inc. - American Century
        VP International Fund:
        Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                                       Value at        Value at End of    Accumulation Unit   Accumulation Units
                                     Beginning of           Period              Value          at End of Period
                                        Period
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        American Century               10.000000           13.025383              30.25%                   0         2003*
        Variable Portfolios,
        Inc. - American Century
        VP Ultra Fund: Class II
        - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        American Century               10.000000           13.578460              35.78%               1,532         2003*
        Variable Portfolios,
        Inc. - American Century
        VP Value Fund: Class II
        - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        American Century               10.000000           10.402441               4.02%                   0         2003*
        Variable Portfolios II,
        Inc. - American Century
        VP Inflation Protection
        Fund: Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Dreyfus Investment             10.000000           14.554031              45.54%               4,599         2003*
        Portfolios - Small Cap
        Stock Index Portfolio:
        Service Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Dreyfus Stock Index            10.000000           13.294674              32.95%               3,712         2003*
        Fund, Inc.: Service
        Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Dreyfus Variable               10.000000           12.664983              26.65%                   0         2003*
        Investment Fund -
        Appreciation Portfolio:
        Service Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Dreyfus Variable               10.000000           13.776744              37.77%                   0         2003*
        Investment Fund -
        Developing Leaders
        Portfolio: Service
        Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Federated Insurance            10.000000           13.308187              33.08%                   0         2003*
        Series - Federated
        American Leaders Fund
        II: Service Shares -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                                       Value at        Value at End of    Accumulation Unit   Accumulation Units
                                     Beginning of           Period              Value          at End of Period
                                        Period
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Federated Insurance            10.000000           12.955995              29.56%                   0         2003*
        Series - Federated
        Capital Appreciation
        Fund II: Service Shares
        - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Federated Insurance            10.000000           10.245244               2.45%                   0         2003*
        Series - Federated
        Quality Bond Fund II:
        Service Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Fidelity VIP                   10.000000           13.707361              37.07%               1,248         2003*
        Equity-Income
        Portfolio: Service
        Class 2 - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Fidelity VIP Growth            10.000000           13.849434              38.49%               2,357         2003*
        Portfolio: Service
        Class 2 - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Fidelity VIP Overseas          10.000000           14.793419              47.93%                 511         2003*
        Portfolio: Service
        Class 2 - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Fidelity VIP II                10.000000           13.366029              33.66%               1,295         2003*
        Contrafund(R) Portfolio:
        Service Class 2 - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Fidelity VIP II                10.000000           10.303396               3.03%                   0         2003*
        Investment Grade Bond
        Portfolio: Service
        Class 2 - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Fidelity VIP III Mid           10.000000           14.336397              43.36%                 411         2003*
        Cap Portfolio: Service
        Class 2 - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Fidelity VIP III Value         10.000000           16.638834              66.39%                 949         2003*
        Strategies Portfolio:
        Service Class 2 - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                                       Value at        Value at End of    Accumulation Unit   Accumulation Units
                                     Beginning of           Period              Value          at End of Period
                                        Period
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Franklin Templeton             10.000000           13.177260              31.77%               4,729         2003*
        Variable Insurance
        Products Trust -
        Franklin Rising
        Dividends Securities
        Fund: Class 2 - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Franklin Templeton             10.000000           14.402664              44.03%                   0         2003*
        Variable Insurance
        Products Trust -
        Franklin Small Cap
        Value Securities Fund:
        Class 2 - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Franklin Templeton             10.000000           13.763401              37.63%                 817         2003*
        Variable Insurance
        Products Trust -
        Templeton Foreign
        Securities Fund: Class
        2 - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Comstock GVIT             10.000000           13.631643              36.32%                   0         2003*
        Value Fund: Class II -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Dreyfus GVIT              10.000000           13.668005              36.68%                 362         2003*
        International Value
        Fund: Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Dreyfus GVIT Mid          10.000000           14.328349              43.28%                 610         2003*
        Cap Index Fund: Class I
        - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Federated GVIT            10.000000           11.931120              19.31%                   0         2003*
        High Income Bond Fund:
        Class I - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           16.696081              66.96%                   0         2003*
        Emerging Markets Fund:
        Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           14.249088              42.49%                   0         2003*
        Global Financial
        Services Fund: Class II
        - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                                       Value at        Value at End of    Accumulation Unit   Accumulation Units
                                     Beginning of           Period              Value          at End of Period
                                        Period
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           13.849764              38.50%                   0         2003*
        Global Health Sciences
        Fund: Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           15.296549              52.97%                   0         2003*
        Global Technology and
        Communications Fund:
        Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           12.440545              24.41%                   0         2003*
        Global Utilities Fund:
        Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           10.065763               0.66%               1,021         2003*
        Government Bond Fund:
        Class I - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           10.747049               7.47%              14,234         2003*
        Investor Destinations
        Conservative Fund:
        Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           11.463419              14.63%              26,992         2003*
        Investor Destinations
        Moderately Conservative
        Fund: Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           12.230307              22.30%              56,370         2003*
        Investor Destinations
        Moderate Fund: Class II
        - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           13.067345              30.67%               8,015         2003*
        Investor Destinations
        Moderately Aggressive
        Fund: Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           13.738255              37.38%               1,246         2003*
        Investor Destinations
        Aggressive Fund: Class
        II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT Mid         10.000000           12.575565              25.76%                   0         2003*
        Cap Growth Fund: Class
        II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                                       Value at        Value at End of    Accumulation Unit   Accumulation Units
                                     Beginning of           Period              Value          at End of Period
                                        Period
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000            9.916936              -0.83%                   0         2003*
        Money Market Fund:
        Class I - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           13.140251              31.40%                 918         2003*
        Nationwide(R) Fund: Class
        II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT U.S.        10.000000           14.941071              49.41%                   0         2003*
        Growth Leaders Fund:
        Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT GVIT Small Cap            10.000000           13.758533              37.59%                 339         2003*
        Growth Fund: Class II -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT GVIT Small Cap            10.000000           16.733305              67.33%                   0         2003*
        Value Fund: Class II -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT GVIT Small Company        10.000000           14.667440              46.67%                   0         2003*
        Fund: Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Van Kampen GVIT           10.000000           10.922848               9.23%                   0         2003*
        Multi Sector Bond Fund:
        Class I - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Janus Aspen Series -           10.000000           11.530862              15.31%               3,908         2003*
        Balanced Portfolio:
        Service Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Janus Aspen Series -           10.000000           12.465371              24.65%                 856         2003*
        Capital Appreciation
        Portfolio: Service
        Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Janus Aspen Series -           10.000000           14.399651              44.00%                   0         2003*
        International Growth
        Portfolio: Service
        Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Janus Aspen Series -           10.000000           12.178822              21.79%                   0         2003*
        Risk-Managed Core
        Portfolio: Service
        Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                                       Value at        Value at End of    Accumulation Unit   Accumulation Units
                                     Beginning of           Period              Value          at End of Period
                                        Period
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        MFS(R) Variable Insurance        10.000000           12.622915              26.23%                   0         2003*
        Trust - MFS Investors
        Growth Stock Series:
        Service Class - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        MFS(R) Variable Insurance        10.000000           13.112910              31.13%               1,074         2003*
        Trust - MFS Value
        Series: Service Class -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Neuberger Berman AMT           10.000000           13.558368              35.58%                   0         2003*
        Fasciano Portfolio:
        Class S - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Neuberger Berman AMT           10.000000           10.062877               0.63%                 610         2003*
        Limited Maturity Bond
        Portfolio: Class I -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Neuberger Berman AMT           10.000000           12.574042              25.74%                 625         2003*
        Mid Cap Growth
        Portfolio: Class S -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Neuberger Berman AMT           10.000000           12.250550              22.51%                   0         2003*
        Socially Responsive
        Portfolio - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Oppenheimer Variable           10.000000           13.653538              36.54%               1,502         2003*
        Account Funds -
        Oppenheimer Capital
        Appreciation Fund/VA:
        Service Class - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Oppenheimer Variable           10.000000           15.138497              51.38%                   0         2003*
        Account Funds -
        Oppenheimer Global
        Securities Fund/VA:
        Service Class - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Oppenheimer Variable           10.000000           12.103355              21.03%               5,893         2003*
        Account Funds -
        Oppenheimer High Income
        Fund/VA: Service Class
        - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                                       Value at        Value at End of    Accumulation Unit   Accumulation Units
                                     Beginning of           Period              Value          at End of Period
                                        Period
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Oppenheimer Variable           10.000000           13.113389              31.13%                 283         2003*
        Account Funds -
        Oppenheimer Main
        Street(R) Fund/VA:
        Service Class - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Oppenheimer Variable           10.000000           15.113211              51.13%               3,397         2003*
        Account Funds -
        Oppenheimer Main
        Street(R) Small Cap
        Fund/VA: Service Class
        - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Putnam Variable Trust -        10.000000           12.300530              23.01%                 759         2003*
        Putnam VT Growth &
        Income Fund: Class IB -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Putnam Variable Trust -        10.000000           12.670326              26.70%                   0         2003*
        Putnam VT International
        Equity Fund: Class IB -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Putnam Variable Trust -        10.000000           11.734923              17.35%                   0         2003*
        Putnam VT Voyager Fund:
        Class IB - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        The Universal                  10.000000           10.113318               1.13%                   0         2003*
        Institutional Funds,
        Inc. - Core Plus Fixed
        Income Portfolio: Class
        II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        The Universal                  10.000000           12.584719              25.85%                   0         2003*
        Institutional Funds,
        Inc. - Emerging Markets
        Debt Portfolio: Class
        II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        The Universal                  10.000000           13.510360              35.10%                   0         2003*
        Institutional Funds,
        Inc. - U.S. Real Estate
        Portfolio: Class II -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                Additional Contract Options Elected (Total 1.60%)
              (Variable account charges of 1.60% of the daily net
                         assets of the variable account)

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                                       Value at        Value at End of    Accumulation Unit   Accumulation Units
                                     Beginning of           Period              Value          at End of Period
                                        Period
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        AIM Variable Insurance         10.000000           14.041976              40.42%                   0         2003*
        Funds - Basic Value
        Fund: Series II Shares
        - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        AIM Variable Insurance         10.000000           13.339769              33.40%                   0         2003*
        Funds - Capital
        Appreciation Fund:
        Series II Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        AIM Variable Insurance         10.000000           13.940527              39.41%                   0         2003*
        Funds - Capital
        Development Fund:
        Series II Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        AllianceBernstein              10.000000           13.662722              36.63%                 448         2003*
        Variable Products
        Series Fund, Inc. -
        AllianceBernstein
        Growth and Income
        Portfolio: Class B -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        AllianceBernstein              10.000000           14.766948              47.67%                 166         2003*
        Variable Products
        Series Fund, Inc. -
        AllianceBernstein Small
        Cap Value Portfolio:
        Class B - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        American Century               10.000000           13.442526              34.43%                   0         2003*
        Variable Portfolios,
        Inc. - American Century
        VP Income & Growth
        Fund: Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        American Century               10.000000           12.959792              29.60%                   0         2003*
        Variable Portfolios,
        Inc. - American Century
        VP International Fund:
        Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                                       Value at        Value at End of    Accumulation Unit   Accumulation Units
                                     Beginning of           Period              Value          at End of Period
                                        Period
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        American Century               10.000000           13.013813              30.14%                 318         2003*
        Variable Portfolios,
        Inc. - American Century
        VP Ultra Fund: Class II
        - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        American Century               10.000000           13.566392              35.66%                   0         2003*
        Variable Portfolios,
        Inc. - American Century
        VP Value Fund: Class II
        - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        American Century               10.000000           10.391879               3.92%                   0         2003*
        Variable Portfolios II,
        Inc. - American Century
        VP Inflation Protection
        Fund: Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Dreyfus Investment             10.000000           14.541108              45.41%                 588         2003*
        Portfolios - Small Cap
        Stock Index Portfolio:
        Service Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Dreyfus Stock Index            10.000000           13.282860              32.83%                 266         2003*
        Fund, Inc.: Service
        Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Dreyfus Variable               10.000000           12.653727              26.54%               2,592         2003*
        Investment Fund -
        Appreciation Portfolio:
        Service Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Dreyfus Variable               10.000000           13.764492              37.64%                   0         2003*
        Investment Fund -
        Developing Leaders
        Portfolio: Service
        Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Federated Insurance            10.000000           13.296363              32.96%                   0         2003*
        Series - Federated
        American Leaders Fund
        II: Service Shares -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                                       Value at        Value at End of    Accumulation Unit   Accumulation Units
                                     Beginning of           Period              Value          at End of Period
                                        Period
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Federated Insurance            10.000000           12.944483              29.44%                   0         2003*
        Series - Federated
        Capital Appreciation
        Fund II: Service Shares
        - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Federated Insurance            10.000000           10.236130               2.36%               1,882         2003*
        Series - Federated
        Quality Bond Fund II:
        Service Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Fidelity VIP                   10.000000           13.695185              36.95%                 975         2003*
        Equity-Income
        Portfolio: Service
        Class 2 - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Fidelity VIP Growth            10.000000           13.837109              38.37%                 471         2003*
        Portfolio: Service
        Class 2 - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Fidelity VIP Overseas          10.000000           14.780296              47.80%                 582         2003*
        Portfolio: Service
        Class 2 - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Fidelity VIP II                10.000000           13.354150              33.54%                   0         2003*
        Contrafund(R) Portfolio:
        Service Class 2 - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Fidelity VIP II                10.000000           10.294225               2.94%                   0         2003*
        Investment Grade Bond
        Portfolio: Service
        Class 2 - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Fidelity VIP III Mid           10.000000           14.323670              43.24%                   0         2003*
        Cap Portfolio: Service
        Class 2 - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Fidelity VIP III Value         10.000000           16.624081              66.24%                   0         2003*
        Strategies Portfolio:
        Service Class 2 - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                                       Value at        Value at End of    Accumulation Unit   Accumulation Units
                                     Beginning of           Period              Value          at End of Period
                                        Period
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Franklin Templeton             10.000000           13.165549              31.66%                   0         2003*
        Variable Insurance
        Products Trust -
        Franklin Rising
        Dividends Securities
        Fund: Class 2 - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Franklin Templeton              10.00000           14.389863              43.90%                 199         2003*
        Variable Insurance
        Products Trust -
        Franklin Small Cap
        Value Securities Fund:
        Class 2 - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Franklin Templeton             10.000000           13.751167              37.51%                   0         2003*
        Variable Insurance
        Products Trust -
        Templeton Foreign
        Securities Fund: Class
        2 - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Comstock GVIT             10.000000           13.619525              36.20%                 368         2003*
        Value Fund: Class II -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Dreyfus GVIT              10.000000           13.658756              36.59%                   0         2003*
        International Value
        Fund: Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Dreyfus GVIT Mid          10.000000           14.315619              43.16%                   0         2003*
        Cap Index Fund: Class I
        - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Federated GVIT            10.000000           11.920518              19.21%               1,043         2003*
        High Income Bond Fund:
        Class I - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           16.681255              66.81%                 129         2003*
        Emerging Markets Fund:
        Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           14.236433              42.36%                   0         2003*
        Global Financial
        Services Fund: Class II
        - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                                       Value at        Value at End of    Accumulation Unit   Accumulation Units
                                     Beginning of           Period              Value          at End of Period
                                        Period
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           13.837460              38.37%                   0         2003*
        Global Health Sciences
        Fund: Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           15.282977              52.83%                   0         2003*
        Global Technology and
        Communications Fund:
        Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           12.429469              24.29%                   0         2003*
        Global Utilities Fund:
        Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           10.056798               0.57%               1,856         2003*
        Government Bond Fund:
        Class I - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           10.737468               7.37%                   0         2003*
        Investor Destinations
        Conservative Fund:
        Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           11.453215              14.53%               2,190         2003*
        Investor Destinations
        Moderately Conservative
        Fund: Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           12.219426              22.19%               1,488         2003*
        Investor Destinations
        Moderate Fund: Class II
        - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           13.055735              30.56%                 417         2003*
        Investor Destinations
        Moderately Aggressive
        Fund: Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           13.726044              37.26%                   0         2003*
        Investor Destinations
        Aggressive Fund: Class
        II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT Mid         10.000000           12.567045              25.67%                   0         2003*
        Cap Growth Fund: Class
        II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                                       Value at        Value at End of    Accumulation Unit   Accumulation Units
                                     Beginning of           Period              Value          at End of Period
                                        Period
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000            9.907723              -0.92%                 994         2003*
        Money Market Fund:
        Class I - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           13.128576              31.29%                   0         2003*
        Nationwide(R) Fund: Class
        II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT U.S.        10.000000           14.927789              49.28%                   0         2003*
        Growth Leaders Fund:
        Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT GVIT Small Cap            10.000000           13.746313              37.46%                  98         2003*
        Growth Fund: Class II -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT GVIT Small Cap            10.000000           16.718464              67.18%                 128         2003*
        Value Fund: Class II -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT GVIT Small Company        10.000000           14.654395              46.54%                   0         2003*
        Fund: Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Van Kampen GVIT           10.000000           10.913127               9.13%                 921         2003*
        Multi Sector Bond Fund:
        Class I - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Janus Aspen Series -           10.000000           11.520606              15.21%                   0         2003*
        Balanced Portfolio:
        Service Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Janus Aspen Series -           10.000000           12.454292              25.54%                   0         2003*
        Capital Appreciation
        Portfolio: Service
        Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Janus Aspen Series -           10.000000           14.386862              43.87%                   0         2003*
        International Growth
        Portfolio: Service
        Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Janus Aspen Series -           10.000000           12.170561              21.71%                   0         2003*
        Risk-Managed Core
        Portfolio: Service
        Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                                       Value at        Value at End of    Accumulation Unit   Accumulation Units
                                     Beginning of           Period              Value          at End of Period
                                        Period
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        MFS(R) Variable Insurance        10.000000           12.611711              26.12%                   0         2003*
        Trust - MFS Investors
        Growth Stock Series:
        Service Class - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        MFS(R) Variable Insurance        10.000000           13.101256              31.01%                   0         2003*
        Trust - MFS Value
        Series: Service Class -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Neuberger Berman AMT           10.000000           13.546314              35.46%                   0         2003*
        Fasciano Portfolio:
        Class S - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Neuberger Berman AMT           10.000000           10.053922               0.54%               5,739         2003*
        Limited Maturity Bond
        Portfolio: Class I -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Neuberger Berman AMT           10.000000           12.561301              25.61%                 164         2003*
        Mid Cap Growth
        Portfolio: Class S -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Neuberger Berman AMT           10.000000           12.242250              22.42%                   0         2003*
        Socially Responsive
        Portfolio - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Oppenheimer Variable           10.000000           13.641397              36.41%                 151         2003*
        Account Funds -
        Oppenheimer Capital
        Appreciation Fund/VA:
        Service Class - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Oppenheimer Variable           10.000000           15.125050              51.25%               1,328         2003*
        Account Funds -
        Oppenheimer Global
        Securities Fund/VA:
        Service Class - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Oppenheimer Variable           10.000000           12.092593              20.93%                 697         2003*
        Account Funds -
        Oppenheimer High Income
        Fund/VA: Service Class
        - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                                       Value at        Value at End of    Accumulation Unit   Accumulation Units
                                     Beginning of           Period              Value          at End of Period
                                        Period
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Oppenheimer Variable           10.000000           13.101729              31.02%               1,650         2003*
        Account Funds -
        Oppenheimer Main
        Street(R) Fund/VA:
        Service Class - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Oppenheimer Variable           10.000000           15.099793              51.00%                   0         2003*
        Account Funds -
        Oppenheimer Main
        Street(R) Small Cap
        Fund/VA: Service Class
        - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Putnam Variable Trust -        10.000000           12.292191              22.92%                   0         2003*
        Putnam VT Growth &
        Income Fund: Class IB -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Putnam Variable Trust -        10.000000           12.661737              26.62%                   0         2003*
        Putnam VT International
        Equity Fund: Class IB -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Putnam Variable Trust -        10.000000           11.726971              17.27%                   0         2003*
        Putnam VT Voyager Fund:
        Class IB - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        The Universal                  10.000000           10.106459               1.06%                 969         2003*
        Institutional Funds,
        Inc. - Core Plus Fixed
        Income Portfolio: Class
        II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        The Universal                  10.000000           12.571945              25.72%                 280         2003*
        Institutional Funds,
        Inc. - Emerging Markets
        Debt Portfolio: Class
        II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        The Universal                  10.000000           13.496647              34.97%                 462         2003*
        Institutional Funds,
        Inc. - U.S. Real Estate
        Portfolio: Class II -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                Additional Contract Options Elected (Total 1.65%)
              (Variable account charges of 1.65% of the daily net
                         assets of the variable account)

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                                       Value at        Value at End of    Accumulation Unit   Accumulation Units
                                     Beginning of           Period              Value          at End of Period
                                        Period
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        AIM Variable Insurance         10.000000           14.035732              40.36%                   0         2003*
        Funds - Basic Value
        Fund: Series II Shares
        - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        AIM Variable Insurance         10.000000           13.333845              33.34%                   0         2003*
        Funds - Capital
        Appreciation Fund:
        Series II Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        AIM Variable Insurance         10.000000           13.934334              39.34%                   0         2003*
        Funds - Capital
        Development Fund:
        Series II Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        AllianceBernstein              10.000000           13.656648              36.57%                 353         2003*
        Variable Products
        Series Fund, Inc. -
        AllianceBernstein
        Growth and Income
        Portfolio: Class B -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        AllianceBernstein              10.000000           14.760375              47.60%                   0         2003*
        Variable Products
        Series Fund, Inc. -
        AllianceBernstein Small
        Cap Value Portfolio:
        Class B - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        American Century               10.000000           13.436555              34.37%                   0         2003*
        Variable Portfolios,
        Inc. - American Century
        VP Income & Growth
        Fund: Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        American Century               10.000000           12.954014              29.54%                   0         2003*
        Variable Portfolios,
        Inc. - American Century
        VP International Fund:
        Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                                       Value at        Value at End of    Accumulation Unit   Accumulation Units
                                     Beginning of           Period              Value          at End of Period
                                        Period
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        American Century               10.000000           13.008019              30.08%                   0         2003*
        Variable Portfolios,
        Inc. - American Century
        VP Ultra Fund: Class II
        - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        American Century               10.000000           13.560360              35.60%                 245         2003*
        Variable Portfolios,
        Inc. - American Century
        VP Value Fund: Class II
        - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        American Century               10.000000           10.386599               3.87%                   0         2003*
        Variable Portfolios II,
        Inc. - American Century
        VP Inflation Protection
        Fund: Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Dreyfus Investment             10.000000           14.534647              45.35%                   0         2003*
        Portfolios - Small Cap
        Stock Index Portfolio:
        Service Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Dreyfus Stock Index            10.000000           13.276956              32.77%                   0         2003*
        Fund, Inc.: Service
        Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Dreyfus Variable               10.000000           12.648103              26.48%                   0         2003*
        Investment Fund -
        Appreciation Portfolio:
        Service Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Dreyfus Variable               10.000000           13.758382              37.58%                   0         2003*
        Investment Fund -
        Developing Leaders
        Portfolio: Service
        Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Federated Insurance            10.000000           13.290443              32.90%                   0         2003*
        Series - Federated
        American Leaders Fund
        II: Service Shares -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                                       Value at        Value at End of    Accumulation Unit   Accumulation Units
                                     Beginning of           Period              Value          at End of Period
                                        Period
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Federated Insurance            10.000000           12.938731              29.39%                   0         2003*
        Series - Federated
        Capital Appreciation
        Fund II: Service Shares
        - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Federated Insurance            10.000000           10.231557               2.32%                   0         2003*
        Series - Federated
        Quality Bond Fund II:
        Service Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Fidelity VIP                   10.000000           13.689096              36.89%                   0         2003*
        Equity-Income
        Portfolio: Service
        Class 2 - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Fidelity VIP Growth            10.000000           13.830954              38.31%                   0         2003*
        Portfolio: Service
        Class 2 - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Fidelity VIP Overseas          10.000000           14.773707              47.74%                   0         2003*
        Portfolio: Service
        Class 2 - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Fidelity VIP II                10.000000           13.348206              33.48%                 244         2003*
        Contrafund(R) Portfolio:
        Service Class 2 - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Fidelity VIP II                10.000000           10.289636               2.90%                   0         2003*
        Investment Grade Bond
        Portfolio: Service
        Class 2 - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Fidelity VIP III Mid           10.000000           14.317299              43.17%                   0         2003*
        Cap Portfolio: Service
        Class 2 - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Fidelity VIP III Value         10.000000           16.616684              66.17%                   0         2003*
        Strategies Portfolio:
        Service Class 2 - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                                       Value at        Value at End of    Accumulation Unit   Accumulation Units
                                     Beginning of           Period              Value          at End of Period
                                        Period
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Franklin Templeton             10.000000           13.159690              31.60%                 370         2003*
        Variable Insurance
        Products Trust -
        Franklin Rising
        Dividends Securities
        Fund: Class 2 - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Franklin Templeton             10.000000           14.383471              43.83%                   0         2003*
        Variable Insurance
        Products Trust -
        Franklin Small Cap
        Value Securities Fund:
        Class 2 - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Franklin Templeton             10.000000           13.745055              37.45%                   0         2003*
        Variable Insurance
        Products Trust -
        Templeton Foreign
        Securities Fund: Class
        2 - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Comstock GVIT             10.000000           13.613463              36.13%                   0         2003*
        Value Fund: Class II -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Dreyfus GVIT              10.000000           13.654118              36.54%                   0         2003*
        International Value
        Fund: Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Dreyfus GVIT Mid          10.000000           14.309252              43.09%                   0         2003*
        Cap Index Fund: Class I
        - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Federated GVIT            10.000000           11.915207              19.15%                   0         2003*
        High Income Bond Fund:
        Class I - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           16.673844              66.74%                   0         2003*
        Emerging Markets Fund:
        Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           14.230107              42.30%                   0         2003*
        Global Financial
        Services Fund: Class II
        - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                                       Value at        Value at End of    Accumulation Unit   Accumulation Units
                                     Beginning of           Period              Value          at End of Period
                                        Period
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           13.831311              38.31%                   0         2003*
        Global Health Sciences
        Fund: Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           15.276176              52.76%                   0         2003*
        Global Technology and
        Communications Fund:
        Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           12.423943              24.24%                   0         2003*
        Global Utilities Fund:
        Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           10.052319               0.52%                   0         2003*
        Government Bond Fund:
        Class I - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           10.732694               7.33%                   0         2003*
        Investor Destinations
        Conservative Fund:
        Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           11.448112              14.48%                 769         2003*
        Investor Destinations
        Moderately Conservative
        Fund: Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           12.213989              22.14%                   0         2003*
        Investor Destinations
        Moderate Fund: Class II
        - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           13.049930              30.50%                   0         2003*
        Investor Destinations
        Moderately Aggressive
        Fund: Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           13.719936              37.20%                   0         2003*
        Investor Destinations
        Aggressive Fund: Class
        II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT Mid         10.000000           12.562778              25.63%                 718         2003*
        Cap Growth Fund: Class
        II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                                       Value at        Value at End of    Accumulation Unit   Accumulation Units
                                     Beginning of           Period              Value          at End of Period
                                        Period
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000            9.903114              -0.97%                   0         2003*
        Money Market Fund:
        Class I - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           13.122737              31.23%                   0         2003*
        Nationwide(R) Fund: Class
        II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT U.S.        10.000000           14.921160              49.21%                   0         2003*
        Growth Leaders Fund:
        Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT GVIT Small Cap            10.000000           13.740197              37.40%                   0         2003*
        Growth Fund: Class II -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT GVIT Small Cap            10.000000           16.711034              67.11%                   0         2003*
        Value Fund: Class II -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT GVIT Small Company        10.000000           14.647889              46.48%                   0         2003*
        Fund: Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Van Kampen GVIT           10.000000           10.908261               9.08%                   0         2003*
        Multi Sector Bond Fund:
        Class I - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Janus Aspen Series -           10.000000           11.515483              15.15%                   0         2003*
        Balanced Portfolio:
        Service Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Janus Aspen Series -           10.000000           12.448743              24.49%                   0         2003*
        Capital Appreciation
        Portfolio: Service
        Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Janus Aspen Series -           10.000000           14.380462              43.80%                   0         2003*
        International Growth
        Portfolio: Service
        Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Janus Aspen Series -           10.000000           12.166439              21.66%                   0         2003*
        Risk-Managed Core
        Portfolio: Service
        Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                                       Value at        Value at End of    Accumulation Unit   Accumulation Units
                                     Beginning of           Period              Value          at End of Period
                                        Period
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        MFS(R) Variable Insurance        10.000000           12.606092              26.06%                   0         2003*
        Trust - MFS Investors
        Growth Stock Series:
        Service Class - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        MFS(R) Variable Insurance        10.000000           13.095420              30.95%                   0         2003*
        Trust - MFS Value
        Series: Service Class -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Neuberger Berman AMT           10.000000           13.540292              35.40%                   0         2003*
        Fasciano Portfolio:
        Class S - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Neuberger Berman AMT           10.000000           10.049442               0.49%                   0         2003*
        Limited Maturity Bond
        Portfolio: Class I -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Neuberger Berman AMT           10.000000           12.554923              25.55%                   0         2003*
        Mid Cap Growth
        Portfolio: Class S -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Neuberger Berman AMT           10.000000           12.238102              22.38%                   0         2003*
        Socially Responsive
        Portfolio - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Oppenheimer Variable           10.000000           13.635328              36.35%                   0         2003*
        Account Funds -
        Oppenheimer Capital
        Appreciation Fund/VA:
        Service Class - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Oppenheimer Variable           10.000000           15.118336              51.18%                   0         2003*
        Account Funds -
        Oppenheimer Global
        Securities Fund/VA:
        Service Class - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Oppenheimer Variable           10.000000           12.087210              20.87%                   0         2003*
        Account Funds -
        Oppenheimer High Income
        Fund/VA: Service Class
        - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                                       Value at        Value at End of    Accumulation Unit   Accumulation Units
                                     Beginning of           Period              Value          at End of Period
                                        Period
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Oppenheimer Variable           10.000000           13.095891              30.96%                   0         2003*
        Account Funds -
        Oppenheimer Main
        Street(R) Fund/VA:
        Service Class - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Oppenheimer Variable           10.000000           15.093088              50.93%                   0         2003*
        Account Funds -
        Oppenheimer Main
        Street(R) Small Cap
        Fund/VA: Service Class
        - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Putnam Variable Trust -        10.000000           12.288020              22.88%                   0         2003*
        Putnam VT Growth &
        Income Fund: Class IB -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Putnam Variable Trust -        10.000000           12.657435              26.57%                   0         2003*
        Putnam VT International
        Equity Fund: Class IB -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Putnam Variable Trust -        10.000000           11.722996              17.23%                   0         2003*
        Putnam VT Voyager Fund:
        Class IB - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        The Universal                  10.000000           10.103021               1.03%                   0         2003*
        Institutional Funds,
        Inc. - Core Plus Fixed
        Income Portfolio: Class
        II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        The Universal                  10.000000           12.565569              25.66%                   0         2003*
        Institutional Funds,
        Inc. - Emerging Markets
        Debt Portfolio: Class
        II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        The Universal                  10.000000           13.489811              34.90%                   0         2003*
        Institutional Funds,
        Inc. - U.S. Real Estate
        Portfolio: Class II -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                Additional Contract Options Elected (Total 1.70%)
              (Variable account charges of 1.70% of the daily net
                         assets of the variable account)

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                                       Value at        Value at End of    Accumulation Unit   Accumulation Units
                                     Beginning of           Period              Value          at End of Period
                                        Period
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        AIM Variable Insurance         10.000000           14.029489              40.29%                   0         2003*
        Funds - Basic Value
        Fund: Series II Shares
        - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        AIM Variable Insurance         10.000000           13.327906              33.28%                   0         2003*
        Funds - Capital
        Appreciation Fund:
        Series II Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        AIM Variable Insurance         10.000000           13.928124              39.28%                   0         2003*
        Funds - Capital
        Development Fund:
        Series II Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        AllianceBernstein              10.000000           13.650578              36.51%                   0         2003*
        Variable Products
        Series Fund, Inc. -
        AllianceBernstein
        Growth and Income
        Portfolio: Class B -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        AllianceBernstein              10.000000           14.753808              47.54%                   0         2003*
        Variable Products
        Series Fund, Inc. -
        AllianceBernstein Small
        Cap Value Portfolio:
        Class B - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        American Century               10.000000           13.430573              34.31%                   0         2003*
        Variable Portfolios,
        Inc. - American Century
        VP Income & Growth
        Fund: Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        American Century               10.000000           12.948252              29.48%                   0         2003*
        Variable Portfolios,
        Inc. - American Century
        VP International Fund:
        Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                                       Value at        Value at End of    Accumulation Unit   Accumulation Units
                                     Beginning of           Period              Value          at End of Period
                                        Period
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        American Century               10.000000           13.002232              30.02%                   0         2003*
        Variable Portfolios,
        Inc. - American Century
        VP Ultra Fund: Class II
        - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        American Century               10.000000           13.554322              35.54%               1,185         2003*
        Variable Portfolios,
        Inc. - American Century
        VP Value Fund: Class II
        - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        American Century               10.000000           10.381319               3.81%                   0         2003*
        Variable Portfolios II,
        Inc. - American Century
        VP Inflation Protection
        Fund: Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Dreyfus Investment             10.000000           14.528180              45.28%                   0         2003*
        Portfolios - Small Cap
        Stock Index Portfolio:
        Service Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Dreyfus Stock Index            10.000000           13.271042              32.71%                   0         2003*
        Fund, Inc.: Service
        Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Dreyfus Variable               10.000000           12.642473              26.42%                   0         2003*
        Investment Fund -
        Appreciation Portfolio:
        Service Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Dreyfus Variable               10.000000           13.752253              37.52%                   0         2003*
        Investment Fund -
        Developing Leaders
        Portfolio: Service
        Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Federated Insurance            10.000000           12.284540              32.85%                   0         2003*
        Series - Federated
        American Leaders Fund
        II: Service Shares -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                                       Value at        Value at End of    Accumulation Unit   Accumulation Units
                                     Beginning of           Period              Value          at End of Period
                                        Period
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Federated Insurance            10.000000           12.932963              29.33%                   0         2003*
        Series - Federated
        Capital Appreciation
        Fund II: Service Shares
        - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Federated Insurance            10.000000           10.227007               2.27%                   0         2003*
        Series - Federated
        Quality Bond Fund II:
        Service Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Fidelity VIP                   10.000000           13.683001              36.83%                   0         2003*
        Equity-Income
        Portfolio: Service
        Class 2 - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Fidelity VIP Growth            10.000000           13.824807              38.25%                   0         2003*
        Portfolio: Service
        Class 2 - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Fidelity VIP Overseas          10.000000           14.767132              47.67%                   0         2003*
        Portfolio: Service
        Class 2 - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Fidelity VIP II                10.000000           13.342259              33.42%               1,803         2003*
        Contrafund(R) Portfolio:
        Service Class 2 - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Fidelity VIP II                10.000000           10.285049               2.85%                   0         2003*
        Investment Grade Bond
        Portfolio: Service
        Class 2 - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Fidelity VIP III Mid           10.000000           14.310920              43.11%                   0         2003*
        Cap Portfolio: Service
        Class 2 - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Fidelity VIP III Value         10.000000           16.609312              66.09%                   0         2003*
        Strategies Portfolio:
        Service Class 2 - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                                       Value at        Value at End of    Accumulation Unit   Accumulation Units
                                     Beginning of           Period              Value          at End of Period
                                        Period
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Franklin Templeton             10.000000           13.153838              31.54%               1,824         2003*
        Variable Insurance
        Products Trust -
        Franklin Rising
        Dividends Securities
        Fund: Class 2 - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Franklin Templeton             10.000000           14.377069              43.77%                   0         2003*
        Variable Insurance
        Products Trust -
        Franklin Small Cap
        Value Securities Fund:
        Class 2 - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Franklin Templeton             10.000000           13.738938              37.39%                   0         2003*
        Variable Insurance
        Products Trust -
        Templeton Foreign
        Securities Fund: Class
        2 - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Comstock GVIT             10.000000           13.607406              36.07%                   0         2003*
        Value Fund: Class II -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Dreyfus GVIT              10.000000           13.649481              36.49%                   0         2003*
        International Value
        Fund: Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Dreyfus GVIT Mid          10.000000           14.302891              43.03%                 284         2003*
        Cap Index Fund: Class I
        - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Federated GVIT            10.000000           11.909907              19.10%                   0         2003*
        High Income Bond Fund:
        Class I - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           16.666436              66.66%                   0         2003*
        Emerging Markets Fund:
        Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           14.223768              42.24%                   0         2003*
        Global Financial
        Services Fund: Class II
        - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                                       Value at        Value at End of    Accumulation Unit   Accumulation Units
                                     Beginning of           Period              Value          at End of Period
                                        Period
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           13.825156              38.25%                   0         2003*
        Global Health Sciences
        Fund: Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           15.269390              52.69%                   0         2003*
        Global Technology and
        Communications Fund:
        Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           12.418412              24.18%                   0         2003*
        Global Utilities Fund:
        Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           10.047839               0.48%                   0         2003*
        Government Bond Fund:
        Class I - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           10.727911               7.28%                   0         2003*
        Investor Destinations
        Conservative Fund:
        Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           11.443024              14.43%                   0         2003*
        Investor Destinations
        Moderately Conservative
        Fund: Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT            10.0000000           12.208544              22.09%               4,815         2003*
        Investor Destinations
        Moderate Fund: Class II
        - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           13.044111              30.44%               7,045         2003*
        Investor Destinations
        Moderately Aggressive
        Fund: Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           13.713835              37.14%                   0         2003*
        Investor Destinations
        Aggressive Fund: Class
        II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT Mid         10.000000           12.558517              25.59%                   0         2003*
        Cap Growth Fund: Class
        II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                                       Value at        Value at End of    Accumulation Unit   Accumulation Units
                                     Beginning of           Period              Value          at End of Period
                                        Period
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000            9.898507              -1.01%                   0         2003*
        Money Market Fund:
        Class I - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           13.116888              31.17%                   0         2003*
        Nationwide(R) Fund: Class
        II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT U.S.        10.000000           14.914523              49.15%                   0         2003*
        Growth Leaders Fund:
        Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT GVIT Small Cap            10.000000           13.734078              37.34%                   0         2003*
        Growth Fund: Class II -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT GVIT Small Cap            10.000000           16.703594              67.04%                   0         2003*
        Value Fund: Class II -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT GVIT Small Company        10.000000           14.641372              46.41%                   0         2003*
        Fund: Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Van Kampen GVIT           10.000000           10.903410               9.03%                   0         2003*
        Multi Sector Bond Fund:
        Class I - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Janus Aspen Series -           10.000000           11.510347              15.10%                   0         2003*
        Balanced Portfolio:
        Service Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Janus Aspen Series -           10.000000           12.443207              24.43%                   0         2003*
        Capital Appreciation
        Portfolio: Service
        Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Janus Aspen Series -           10.000000           14.374069              43.74%                   0         2003*
        International Growth
        Portfolio: Service
        Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Janus Aspen Series -           10.000000           12.162319              21.62%                   0         2003*
        Risk-Managed Core
        Portfolio: Service
        Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                                       Value at        Value at End of    Accumulation Unit   Accumulation Units
                                     Beginning of           Period              Value          at End of Period
                                        Period
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        MFS(R) Variable Insurance        10.000000           12.600490              26.00%                   0         2003*
        Trust - MFS Investors
        Growth Stock Series:
        Service Class - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        MFS(R) Variable Insurance        10.000000           13.089582              30.90%                   0         2003*
        Trust - MFS Value
        Series: Service Class -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Neuberger Berman AMT           10.000000           13.534262              35.34%                   0         2003*
        Fasciano Portfolio:
        Class S - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Neuberger Berman AMT           10.000000           10.044958               0.45%                   0         2003*
        Limited Maturity Bond
        Portfolio: Class I -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Neuberger Berman AMT           10.000000           12.548541              25.49%                 318         2003*
        Mid Cap Growth
        Portfolio: Class S -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Neuberger Berman AMT           10.000000           12.233952              22.34%                   0         2003*
        Socially Responsive
        Portfolio - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Oppenheimer Variable           10.000000           13.629267              36.29%                   0         2003*
        Account Funds -
        Oppenheimer Capital
        Appreciation Fund/VA:
        Service Class - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Oppenheimer Variable           10.000000           15.111597              51.12%                   0         2003*
        Account Funds -
        Oppenheimer Global
        Securities Fund/VA:
        Service Class - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Oppenheimer Variable           10.000000           12.081836              20.82%                   0         2003*
        Account Funds -
        Oppenheimer High Income
        Fund/VA: Service Class
        - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                                       Value at        Value at End of    Accumulation Unit   Accumulation Units
                                     Beginning of           Period              Value          at End of Period
                                        Period
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Oppenheimer Variable           10.000000           13.090067              30.90%               1,222         2003*
        Account Funds -
        Oppenheimer Main
        Street(R) Fund/VA:
        Service Class - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Oppenheimer Variable           10.000000           15.086384              50.86%                   0         2003*
        Account Funds -
        Oppenheimer Main
        Street(R) Small Cap
        Fund/VA: Service Class
        - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Putnam Variable Trust -        10.000000           12.283848              22.84%                   0         2003*
        Putnam VT Growth &
        Income Fund: Class IB -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Putnam Variable Trust -        10.000000           12.653145              26.53%                   0         2003*
        Putnam VT International
        Equity Fund: Class IB -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Putnam Variable Trust -        10.000000           11.719017              17.19%                   0         2003*
        Putnam VT Voyager Fund:
        Class IB - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        The Universal                  10.000000           10.099592               1.00%                   0         2003*
        Institutional Funds,
        Inc. - Core Plus Fixed
        Income Portfolio: Class
        II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        The Universal                  10.000000           12.559190              25.59%                   0         2003*
        Institutional Funds,
        Inc. - Emerging Markets
        Debt Portfolio: Class
        II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        The Universal                  10.000000           13.482966              34.83%                   0         2003*
        Institutional Funds,
        Inc. - U.S. Real Estate
        Portfolio: Class II -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                Additional Contract Options Elected (Total 1.75%)
              (Variable account charges of 1.75% of the daily net
                         assets of the variable account)

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                                       Value at        Value at End of    Accumulation Unit   Accumulation Units
                                     Beginning of           Period              Value          at End of Period
                                        Period
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        AIM Variable Insurance         10.000000           14.023243              40.23%                   0         2003*
        Funds - Basic Value
        Fund: Series II Shares
        - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        AIM Variable Insurance         10.000000           13.321974              33.22%                   0         2003*
        Funds - Capital
        Appreciation Fund:
        Series II Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        AIM Variable Insurance         10.000000           13.921930              39.22%                   0         2003*
        Funds - Capital
        Development Fund:
        Series II Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        AllianceBernstein              10.000000           13.644490              36.44%                 168         2003*
        Variable Products
        Series Fund, Inc. -
        AllianceBernstein
        Growth and Income
        Portfolio: Class B -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        AllianceBernstein              10.000000           14.747238              47.47%                   0         2003*
        Variable Products
        Series Fund, Inc. -
        AllianceBernstein Small
        Cap Value Portfolio:
        Class B - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        American Century               10.000000           13.424590              34.25%                   0         2003*
        Variable Portfolios,
        Inc. - American Century
        VP Income & Growth
        Fund: Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        American Century               10.000000           12.942484              29.42%                   0         2003*
        Variable Portfolios,
        Inc. - American Century
        VP International Fund:
        Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                                       Value at        Value at End of    Accumulation Unit   Accumulation Units
                                     Beginning of           Period              Value          at End of Period
                                        Period
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        American Century               10.000000           12.996439              29.96%                   0         2003*
        Variable Portfolios,
        Inc. - American Century
        VP Ultra Fund: Class II
        - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        American Century               10.000000           13.548279              35.48%                   0         2003*
        Variable Portfolios,
        Inc. - American Century
        VP Value Fund: Class II
        - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        American Century               10.000000           10.376039               3.76%                   0         2003*
        Variable Portfolios II,
        Inc. - American Century
        VP Inflation Protection
        Fund: Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Dreyfus Investment             10.000000           14.521723              45.22%                   0         2003*
        Portfolios - Small Cap
        Stock Index Portfolio:
        Service Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Dreyfus Stock Index            10.000000           13.265137              32.65%                   0         2003*
        Fund, Inc.: Service
        Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Dreyfus Variable               10.000000           12.636845              26.37%                   0         2003*
        Investment Fund -
        Appreciation Portfolio:
        Service Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Dreyfus Variable               10.000000           13.746125              37.46%                   0         2003*
        Investment Fund -
        Developing Leaders
        Portfolio: Service
        Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Federated Insurance            10.000000           13.278623              32.79%                   0         2003*
        Series - Federated
        American Leaders Fund
        II: Service Shares -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                                       Value at        Value at End of    Accumulation Unit   Accumulation Units
                                     Beginning of           Period              Value          at End of Period
                                        Period
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Federated Insurance            10.000000           12.927207              29.27%                   0         2003*
        Series - Federated
        Capital Appreciation
        Fund II: Service Shares
        - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Federated Insurance            10.000000           10.222441               2.22%                   0         2003*
        Series - Federated
        Quality Bond Fund II:
        Service Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Fidelity VIP                   10.000000           13.676909              36.77%                   0         2003*
        Equity-Income
        Portfolio: Service
        Class 2 - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Fidelity VIP Growth            10.000000           13.818654              38.19%                   0         2003*
        Portfolio: Service
        Class 2 - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Fidelity VIP Overseas          10.000000           14.760564              47.61%                   0         2003*
        Portfolio: Service
        Class 2 - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Fidelity VIP II                10.000000           13.336337              33.36%                 171         2003*
        Contrafund(R) Portfolio:
        Service Class 2 - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Fidelity VIP II                10.000000           10.280466               2.80%                 310         2003*
        Investment Grade Bond
        Portfolio: Service
        Class 2 - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Fidelity VIP III Mid           10.000000           14.304553              43.05%                   0         2003*
        Cap Portfolio: Service
        Class 2 - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Fidelity VIP III Value         10.000000           16.601913              66.02%                   0         2003*
        Strategies Portfolio:
        Service Class 2 - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                                       Value at        Value at End of    Accumulation Unit   Accumulation Units
                                     Beginning of           Period              Value          at End of Period
                                        Period
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Franklin Templeton             10.000000           13.147979              31.48%                 430         2003*
        Variable Insurance
        Products Trust -
        Franklin Rising
        Dividends Securities
        Fund: Class 2 - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Franklin Templeton             10.000000           14.370679              43.71%                   0         2003*
        Variable Insurance
        Products Trust -
        Franklin Small Cap
        Value Securities Fund:
        Class 2 - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Franklin Templeton             10.000000           13.732826              37.33%                   0         2003*
        Variable Insurance
        Products Trust -
        Templeton Foreign
        Securities Fund: Class
        2 - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Comstock GVIT             10.000000           13.601345              36.01%                   0         2003*
        Value Fund: Class II -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Dreyfus GVIT              10.000000           13.644845              36.45%                   0         2003*
        International Value
        Fund: Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Dreyfus GVIT Mid          10.000000           14.296525              42.97%                   0         2003*
        Cap Index Fund: Class I
        - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Federated GVIT            10.000000           11.904593              19.05%                   0         2003*
        High Income Bond Fund:
        Class I - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           16.659025              66.59%                   0         2003*
        Emerging Markets Fund:
        Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           14.217426              42.17%                   0         2003*
        Global Financial
        Services Fund: Class II
        - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                                       Value at        Value at End of    Accumulation Unit   Accumulation Units
                                     Beginning of           Period              Value          at End of Period
                                        Period
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           13.818993              38.19%                   0         2003*
        Global Health Sciences
        Fund: Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           15.262596              52.63%                   0         2003*
        Global Technology and
        Communications Fund:
        Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           12.412884              24.13%                   0         2003*
        Global Utilities Fund:
        Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           10.043359               0.43%                   0         2003*
        Government Bond Fund:
        Class I - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           10.723133               7.23%                   0         2003*
        Investor Destinations
        Conservative Fund:
        Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           11.437925              14.38%                   0         2003*
        Investor Destinations
        Moderately Conservative
        Fund: Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           12.203108              22.03%                   0         2003*
        Investor Destinations
        Moderate Fund: Class II
        - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           13.038300              30.38%                   0         2003*
        Investor Destinations
        Moderately Aggressive
        Fund: Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           13.707728              37.08%                 509         2003*
        Investor Destinations
        Aggressive Fund: Class
        II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT Mid         10.000000           12.554261              25.54%                   0         2003*
        Cap Growth Fund: Class
        II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                                       Value at        Value at End of    Accumulation Unit   Accumulation Units
                                     Beginning of           Period              Value          at End of Period
                                        Period
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000            9.893901              -1.06%                   0         2003*
        Money Market Fund:
        Class I - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           13.111059              31.11%                   0         2003*
        Nationwide(R) Fund: Class
        II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT U.S.        10.000000           14.907895              49.08%                   0         2003*
        Growth Leaders Fund:
        Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT GVIT Small Cap            10.000000           13.727977              37.28%                   0         2003*
        Growth Fund: Class II -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT GVIT Small Cap            10.000000           16.696167              66.96%                   0         2003*
        Value Fund: Class II -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT GVIT Small Company        10.000000           14.634859              46.35%                   0         2003*
        Fund: Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Van Kampen GVIT           10.000000           10.898535               8.99%                   0         2003*
        Multi Sector Bond Fund:
        Class I - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Janus Aspen Series -           10.000000           11.505218              15.05%                   0         2003*
        Balanced Portfolio:
        Service Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Janus Aspen Series -           10.000000           12.437665              24.38%                   0         2003*
        Capital Appreciation
        Portfolio: Service
        Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Janus Aspen Series -           10.000000           14.367666              43.68%                   0         2003*
        International Growth
        Portfolio: Service
        Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Janus Aspen Series -           10.000000           12.158184              21.58%                   0         2003*
        Risk-Managed Core
        Portfolio: Service
        Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                                       Value at        Value at End of    Accumulation Unit   Accumulation Units
                                     Beginning of           Period              Value          at End of Period
                                        Period
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        MFS(R) Variable Insurance        10.000000           12.594868              25.95%                   0         2003*
        Trust - MFS Investors
        Growth Stock Series:
        Service Class - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        MFS(R) Variable Insurance        10.000000           13.083772              30.84%                   0         2003*
        Trust - MFS Value
        Series: Service Class -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Neuberger Berman AMT           10.000000           13.528240              35.28%                   0         2003*
        Fasciano Portfolio:
        Class S - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Neuberger Berman AMT           10.000000           10.040481               0.40%                   0         2003*
        Limited Maturity Bond
        Portfolio: Class I -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Neuberger Berman AMT           10.000000           12.542169              25.42%                   0         2003*
        Mid Cap Growth
        Portfolio: Class S -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Neuberger Berman AMT           10.000000           12.229791              22.30%                   0         2003*
        Socially Responsive
        Portfolio - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Oppenheimer Variable           10.000000          13.6233204              36.23%                 167         2003*
        Account Funds -
        Oppenheimer Capital
        Appreciation Fund/VA:
        Service Class - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Oppenheimer Variable           10.000000           15.104878              51.05%                   0         2003*
        Account Funds -
        Oppenheimer Global
        Securities Fund/VA:
        Service Class - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Oppenheimer Variable           10.000000           12.076446              20.76%                   0         2003*
        Account Funds -
        Oppenheimer High Income
        Fund/VA: Service Class
        - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                                       Value at        Value at End of    Accumulation Unit   Accumulation Units
                                     Beginning of           Period              Value          at End of Period
                                        Period
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Oppenheimer Variable           10.000000           13.084249              30.84%                   0         2003*
        Account Funds -
        Oppenheimer Main
        Street(R) Fund/VA:
        Service Class - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Oppenheimer Variable           10.000000           15.079668              50.80%                   0         2003*
        Account Funds -
        Oppenheimer Main
        Street(R) Small Cap
        Fund/VA: Service Class
        - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Putnam Variable Trust -        10.000000           12.279684              22.80%                   0         2003*
        Putnam VT Growth &
        Income Fund: Class IB -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Putnam Variable Trust -        10.000000           12.648853              26.49%                   0         2003*
        Putnam VT International
        Equity Fund: Class IB -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Putnam Variable Trust -        10.000000           11.715038              17.15%                   0         2003*
        Putnam VT Voyager Fund:
        Class IB - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        The Universal                  10.000000           10.096155               0.96%                   0         2003*
        Institutional Funds,
        Inc. - Core Plus Fixed
        Income Portfolio: Class
        II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        The Universal                  10.000000           12.552802              25.53%                   0         2003*
        Institutional Funds,
        Inc. - Emerging Markets
        Debt Portfolio: Class
        II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        The Universal                  10.000000           13.476102              34.76%                   0         2003*
        Institutional Funds,
        Inc. - U.S. Real Estate
        Portfolio: Class II -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                Additional Contract Options Elected (Total 1.80%)
              (Variable account charges of 1.80% of the daily net
                         assets of the variable account)

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                                       Value at        Value at End of    Accumulation Unit   Accumulation Units
                                     Beginning of           Period              Value          at End of Period
                                        Period
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        AIM Variable Insurance         10.000000           14.016990              40.17%                   0         2003*
        Funds - Basic Value
        Fund: Series II Shares
        - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        AIM Variable Insurance         10.000000           13.316033              33.16%                   0         2003*
        Funds - Capital
        Appreciation Fund:
        Series II Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        AIM Variable Insurance         10.000000           13.915742              39.16%                   0         2003*
        Funds - Capital
        Development Fund:
        Series II Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        AllianceBernstein              10.000000           13.638413              36.38%                   0         2003*
        Variable Products
        Series Fund, Inc. -
        AllianceBernstein
        Growth and Income
        Portfolio: Class B -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        AllianceBernstein              10.000000           14.740687              47.41%                   0         2003*
        Variable Products
        Series Fund, Inc. -
        AllianceBernstein Small
        Cap Value Portfolio:
        Class B - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        American Century               10.000000           13.418600              34.19%                   0         2003*
        Variable Portfolios,
        Inc. - American Century
        VP Income & Growth
        Fund: Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        American Century               10.000000           12.936733              29.37%                   0         2003*
        Variable Portfolios,
        Inc. - American Century
        VP International Fund:
        Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                                       Value at        Value at End of    Accumulation Unit   Accumulation Units
                                     Beginning of           Period              Value          at End of Period
                                        Period
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        American Century               10.000000           12.990651              29.91%                   0         2003*
        Variable Portfolios,
        Inc. - American Century
        VP Ultra Fund: Class II
        - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        American Century               10.000000           13.542256              35.42%                   0         2003*
        Variable Portfolios,
        Inc. - American Century
        VP Value Fund: Class II
        - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        American Century               10.000000           10.370757               3.71%                   0         2003*
        Variable Portfolios II,
        Inc. - American Century
        VP Inflation Protection
        Fund: Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Dreyfus Investment             10.000000           14.515251              45.15%                   0         2003*
        Portfolios - Small Cap
        Stock Index Portfolio:
        Service Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Dreyfus Stock Index            10.000000           13.259231              32.59%                   0         2003*
        Fund, Inc.: Service
        Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Dreyfus Variable               10.000000           12.631214              26.31%                   0         2003*
        Investment Fund -
        Appreciation Portfolio:
        Service Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Dreyfus Variable               10.000000           13.740007              37.40%                   0         2003*
        Investment Fund -
        Developing Leaders
        Portfolio: Service
        Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Federated Insurance            10.000000           13.272703              32.73%                   0         2003*
        Series - Federated
        American Leaders Fund
        II: Service Shares -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                                       Value at        Value at End of    Accumulation Unit   Accumulation Units
                                     Beginning of           Period              Value          at End of Period
                                        Period
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Federated Insurance            10.000000           12.921451              29.21%                   0         2003*
        Series - Federated
        Capital Appreciation
        Fund II: Service Shares
        - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Federated Insurance            10.000000           10.217883               2.18%                   0         2003*
        Series - Federated
        Quality Bond Fund II:
        Service Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Fidelity VIP                   10.000000           13.670820              36.71%                   0         2003*
        Equity-Income
        Portfolio: Service
        Class 2 - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Fidelity VIP Growth            10.000000           13.812504              38.13%                   0         2003*
        Portfolio: Service
        Class 2 - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Fidelity VIP Overseas          10.000000           14.753996              47.54%                   0         2003*
        Portfolio: Service
        Class 2 - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Fidelity VIP II                10.000000           13.330385              33.30%                   0         2003*
        Contrafund(R) Portfolio:
        Service Class 2 - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Fidelity VIP II                10.000000           10.275874               2.76%                   0         2003*
        Investment Grade Bond
        Portfolio: Service
        Class 2 - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Fidelity VIP III Mid           10.000000           14.298178              42.98%                   0         2003*
        Cap Portfolio: Service
        Class 2 - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Fidelity VIP III Value         10.000000           16.594524              65.95%                   0         2003*
        Strategies Portfolio:
        Service Class 2 - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                                       Value at        Value at End of    Accumulation Unit   Accumulation Units
                                     Beginning of           Period              Value          at End of Period
                                        Period
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Franklin Templeton             10.000000           13.142118              31.42%                   0         2003*
        Variable Insurance
        Products Trust -
        Franklin Rising
        Dividends Securities
        Fund: Class 2 - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Franklin Templeton             10.000000           14.364281              43.64%                   0         2003*
        Variable Insurance
        Products Trust -
        Franklin Small Cap
        Value Securities Fund:
        Class 2 - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Franklin Templeton             10.000000           13.726705              37.27%                   0         2003*
        Variable Insurance
        Products Trust -
        Templeton Foreign
        Securities Fund: Class
        2 - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Comstock GVIT             10.000000           13.595292              35.95%                   0         2003*
        Value Fund: Class II -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Dreyfus GVIT              10.000000           13.640223              36.40%                   0         2003*
        International Value
        Fund: Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Dreyfus GVIT Mid          10.000000           14.290151              42.90%                   0         2003*
        Cap Index Fund: Class I
        - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Federated GVIT            10.000000           11.899285              18.99%                   0         2003*
        High Income Bond Fund:
        Class I - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           16.651616              66.52%                   0         2003*
        Emerging Markets Fund:
        Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           14.211109              42.11%                   0         2003*
        Global Financial
        Services Fund: Class II
        - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                                       Value at        Value at End of    Accumulation Unit   Accumulation Units
                                     Beginning of           Period              Value          at End of Period
                                        Period
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           13.812834              38.13%                   0         2003*
        Global Health Sciences
        Fund: Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           15.255822              52.56%                   0         2003*
        Global Technology and
        Communications Fund:
        Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           12.407351              24.07%                   0         2003*
        Global Utilities Fund:
        Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           10.038872               0.39%                   0         2003*
        Government Bond Fund:
        Class I - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           10.718341               7.18%                   0         2003*
        Investor Destinations
        Conservative Fund:
        Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           11.432830              14.33%                   0         2003*
        Investor Destinations
        Moderately Conservative
        Fund: Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           12.197676              21.98%               1,200         2003*
        Investor Destinations
        Moderate Fund: Class II
        - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           13.032501              30.33%                   0         2003*
        Investor Destinations
        Moderately Aggressive
        Fund: Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           13.701620              37.02%                   0         2003*
        Investor Destinations
        Aggressive Fund: Class
        II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT Mid         10.000000           12.550000              25.50%                   0         2003*
        Cap Growth Fund: Class
        II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                                       Value at        Value at End of    Accumulation Unit   Accumulation Units
                                     Beginning of           Period              Value          at End of Period
                                        Period
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000            9.889293              -1.11%                   0         2003*
        Money Market Fund:
        Class I - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           13.105211              31.05%                   0         2003*
        Nationwide(R) Fund: Class
        II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT U.S.        10.000000           14.901257              49.01%                   0         2003*
        Growth Leaders Fund:
        Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT GVIT Small Cap            10.000000           13.721857              37.22%                   0         2003*
        Growth Fund: Class II -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT GVIT Small Cap            10.000000           16.688734              66.89%                   0         2003*
        Value Fund: Class II -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT GVIT Small Company        10.000000           14.628336              46.28%                   0         2003*
        Fund: Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Van Kampen GVIT           10.000000           10.893681               8.94%                   0         2003*
        Multi Sector Bond Fund:
        Class I - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Janus Aspen Series -           10.000000           11.500087              15.00%                   0         2003*
        Balanced Portfolio:
        Service Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Janus Aspen Series -           10.000000           12.432126              24.32%                   0         2003*
        Capital Appreciation
        Portfolio: Service
        Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Janus Aspen Series -           10.000000           14.361268              43.61%                   0         2003*
        International Growth
        Portfolio: Service
        Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Janus Aspen Series -           10.000000           12.154059              21.54%                   0         2003*
        Risk-Managed Core
        Portfolio: Service
        Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                                       Value at        Value at End of    Accumulation Unit   Accumulation Units
                                     Beginning of           Period              Value          at End of Period
                                        Period
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        MFS(R) Variable Insurance        10.000000           12.589263              25.89%                   0         2003*
        Trust - MFS Investors
        Growth Stock Series:
        Service Class - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        MFS(R) Variable Insurance        10.000000           13.077936              30.78%                   0         2003*
        Trust - MFS Value
        Series: Service Class -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Neuberger Berman AMT           10.000000           13.522216              35.22%                   0         2003*
        Fasciano Portfolio:
        Class S - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Neuberger Berman AMT           10.000000           10.036005               0.36%                   0         2003*
        Limited Maturity Bond
        Portfolio: Class I -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Neuberger Berman AMT           10.000000           12.535795              25.36%                   0         2003*
        Mid Cap Growth
        Portfolio: Class S -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Neuberger Berman AMT           10.000000           12.225637              22.26%                   0         2003*
        Socially Responsive
        Portfolio - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Oppenheimer Variable           10.000000           13.617132              36.17%                   0         2003*
        Account Funds -
        Oppenheimer Capital
        Appreciation Fund/VA:
        Service Class - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Oppenheimer Variable           10.000000           15.098167              50.98%                   0         2003*
        Account Funds -
        Oppenheimer Global
        Securities Fund/VA:
        Service Class - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Oppenheimer Variable           10.000000           12.071064              20.71%                   0         2003*
        Account Funds -
        Oppenheimer High Income
        Fund/VA: Service Class
        - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                                       Value at        Value at End of    Accumulation Unit   Accumulation Units
                                     Beginning of           Period              Value          at End of Period
                                        Period
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Oppenheimer Variable           10.000000           13.078404              30.78%                   0         2003*
        Account Funds -
        Oppenheimer Main
        Street(R) Fund/VA:
        Service Class - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Oppenheimer Variable           10.000000           15.072953              50.73%                   0         2003*
        Account Funds -
        Oppenheimer Main
        Street(R) Small Cap
        Fund/VA: Service Class
        - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Putnam Variable Trust -        10.000000           12.275514              22.76%                   0         2003*
        Putnam VT Growth &
        Income Fund: Class IB -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Putnam Variable Trust -        10.000000           12.644552              26.45%                   0         2003*
        Putnam VT International
        Equity Fund: Class IB -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Putnam Variable Trust -        10.000000           11.711064              17.11%                   0         2003*
        Putnam VT Voyager Fund:
        Class IB - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        The Universal                 10.0000000           10.092718               0.93%                   0         2003*
        Institutional Funds,
        Inc. - Core Plus Fixed
        Income Portfolio: Class
        II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        The Universal                  10.000000           12.546417              25.46%                   0         2003*
        Institutional Funds,
        Inc. - Emerging Markets
        Debt Portfolio: Class
        II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        The Universal                  10.000000           13.469260              34.69%                   0         2003*
        Institutional Funds,
        Inc. - U.S. Real Estate
        Portfolio: Class II -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                Additional Contract Options Elected (Total 1.85%)
              (Variable account charges of 1.85% of the daily net
                         assets of the variable account)

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                                       Value at        Value at End of    Accumulation Unit   Accumulation Units
                                     Beginning of           Period              Value          at End of Period
                                        Period
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        AIM Variable Insurance         10.000000           14.010752              40.11%                   0         2003*
        Funds - Basic Value
        Fund: Series II Shares
        - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        AIM Variable Insurance         10.000000           13.310109              33.10%                   0         2003*
        Funds - Capital
        Appreciation Fund:
        Series II Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        AIM Variable Insurance         10.000000           13.909528              39.10%                   0         2003*
        Funds - Capital
        Development Fund:
        Series II Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        AllianceBernstein              10.000000           13.632334              36.32%                   0         2003*
        Variable Products
        Series Fund, Inc. -
        AllianceBernstein
        Growth and Income
        Portfolio: Class B -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        AllianceBernstein              10.000000           14.734107              47.34%                   0         2003*
        Variable Products
        Series Fund, Inc. -
        AllianceBernstein Small
        Cap Value Portfolio:
        Class B - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        American Century               10.000000           13.412628              34.13%                   0         2003*
        Variable Portfolios,
        Inc. - American Century
        VP Income & Growth
        Fund: Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        American Century               10.000000           12.930963              29.31%                   0         2003*
        Variable Portfolios,
        Inc. - American Century
        VP International Fund:
        Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                                       Value at        Value at End of    Accumulation Unit   Accumulation Units
                                     Beginning of           Period              Value          at End of Period
                                        Period
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        American Century               10.000000           12.984862              29.85%                   0         2003*
        Variable Portfolios,
        Inc. - American Century
        VP Ultra Fund: Class II
        - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        American Century               10.000000           13.536215              35.36%                 646         2003*
        Variable Portfolios,
        Inc. - American Century
        VP Value Fund: Class II
        - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        American Century               10.000000           10.365477               3.65%                   0         2003*
        Variable Portfolios II,
        Inc. - American Century
        VP Inflation Protection
        Fund: Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Dreyfus Investment             10.000000           14.508790              45.09%                   0         2003*
        Portfolios - Small Cap
        Stock Index Portfolio:
        Service Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Dreyfus Stock Index            10.000000           13.253320              32.53%                   0         2003*
        Fund, Inc.: Service
        Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Dreyfus Variable               10.000000           12.625572              26.26%                 669         2003*
        Investment Fund -
        Appreciation Portfolio:
        Service Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Dreyfus Variable               10.000000           13.733890              37.34%                   0         2003*
        Investment Fund -
        Developing Leaders
        Portfolio: Service
        Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Federated Insurance            10.000000           13.266794              32.67%                   0         2003*
        Series - Federated
        American Leaders Fund
        II: Service Shares -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                                       Value at        Value at End of    Accumulation Unit   Accumulation Units
                                     Beginning of           Period              Value          at End of Period
                                        Period
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Federated Insurance            10.000000           12.915694              29.16%                   0         2003*
        Series - Federated
        Capital Appreciation
        Fund II: Service Shares
        - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Federated Insurance            10.000000           10.213311               2.13%                   0         2003*
        Series - Federated
        Quality Bond Fund II:
        Service Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Fidelity VIP                   10.000000           13.664733              36.65%                 643         2003*
        Equity-Income
        Portfolio: Service
        Class 2 - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Fidelity VIP Growth            10.000000           13.806339              38.06%                   0         2003*
        Portfolio: Service
        Class 2 - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Fidelity VIP Overseas          10.000000           14.747430              47.47%                   0         2003*
        Portfolio: Service
        Class 2 - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Fidelity VIP II                10.000000           13.324455              33.24%                   0         2003*
        Contrafund(R) Portfolio:
        Service Class 2 - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Fidelity VIP II                10.000000           10.271299               2.71%                   0         2003*
        Investment Grade Bond
        Portfolio: Service
        Class 2 - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Fidelity VIP III Mid           10.000000           14.291814              42.92%                 646         2003*
        Cap Portfolio: Service
        Class 2 - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Fidelity VIP III Value         10.000000           16.587140              65.87%                   0         2003*
        Strategies Portfolio:
        Service Class 2 - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                                       Value at        Value at End of    Accumulation Unit   Accumulation Units
                                     Beginning of           Period              Value          at End of Period
                                        Period
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Franklin Templeton             10.000000           13.136268              31.36%                   0         2003*
        Variable Insurance
        Products Trust -
        Franklin Rising
        Dividends Securities
        Fund: Class 2 - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Franklin Templeton             10.000000           14.357875              43.58%                   0         2003*
        Variable Insurance
        Products Trust -
        Franklin Small Cap
        Value Securities Fund:
        Class 2 - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Franklin Templeton             10.000000           13.720588              37.21%                   0         2003*
        Variable Insurance
        Products Trust -
        Templeton Foreign
        Securities Fund: Class
        2 - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Comstock GVIT             10.000000           13.589226              35.89%                   0         2003*
        Value Fund: Class II -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Dreyfus GVIT              10.000000           13.635585              36.36%                   0         2003*
        International Value
        Fund: Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Dreyfus GVIT Mid          10.000000           14.283788              42.84%                   0         2003*
        Cap Index Fund: Class I
        - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Federated GVIT            10.000000           11.893980              18.94%                   0         2003*
        High Income Bond Fund:
        Class I - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           16.644208              66.44%                   0         2003*
        Emerging Markets Fund:
        Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           14.204772              42.05%                   0         2003*
        Global Financial
        Services Fund: Class II
        - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                                       Value at        Value at End of    Accumulation Unit   Accumulation Units
                                     Beginning of           Period              Value          at End of Period
                                        Period
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           13.806681              38.07%                   0         2003*
        Global Health Sciences
        Fund: Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           15.249015              52.49%                   0         2003*
        Global Technology and
        Communications Fund:
        Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           12.401814              24.02%                   0         2003*
        Global Utilities Fund:
        Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           10.034393               0.34%                   0         2003*
        Government Bond Fund:
        Class I - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           10.713558               7.14%                   0         2003*
        Investor Destinations
        Conservative Fund:
        Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           11.427726              14.28%                 559         2003*
        Investor Destinations
        Moderately Conservative
        Fund: Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           12.192229              21.92%                 475         2003*
        Investor Destinations
        Moderate Fund: Class II
        - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           13.026688              30.27%               1,599         2003*
        Investor Destinations
        Moderately Aggressive
        Fund: Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           13.695527              36.96%                   0         2003*
        Investor Destinations
        Aggressive Fund: Class
        II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT Mid         10.000000           12.545735              25.46%                   0         2003*
        Cap Growth Fund: Class
        II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                                       Value at        Value at End of    Accumulation Unit   Accumulation Units
                                     Beginning of           Period              Value          at End of Period
                                        Period
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000            9.884687              -1.15%                   0         2003*
        Money Market Fund:
        Class I - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           13.099371              30.99%                   0         2003*
        Nationwide(R) Fund: Class
        II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT U.S.        10.000000           14.894613              48.95%                   0         2003*
        Growth Leaders Fund:
        Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT GVIT Small Cap            10.000000           13.715748              37.16%                   0         2003*
        Growth Fund: Class II -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT GVIT Small Cap            10.000000           16.681315              66.81%                   0         2003*
        Value Fund: Class II -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT GVIT Small Company        10.000000           14.621826              46.22%                   0         2003*
        Fund: Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Van Kampen GVIT           10.000000           10.888817               8.89%                   0         2003*
        Multi Sector Bond Fund:
        Class I - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Janus Aspen Series -           10.000000           11.494958              14.95%                   0         2003*
        Balanced Portfolio:
        Service Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Janus Aspen Series -           10.000000           12.426582              24.27%                   0         2003*
        Capital Appreciation
        Portfolio: Service
        Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Janus Aspen Series -           10.000000           14.354875              43.55%                   0         2003*
        International Growth
        Portfolio: Service
        Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Janus Aspen Series -           10.000000           12.149928              21.50%                   0         2003*
        Risk-Managed Core
        Portfolio: Service
        Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                                       Value at        Value at End of    Accumulation Unit   Accumulation Units
                                     Beginning of           Period              Value          at End of Period
                                        Period
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        MFS(R) Variable Insurance        10.000000           12.583644              25.84%                   0         2003*
        Trust - MFS Investors
        Growth Stock Series:
        Service Class - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        MFS(R) Variable Insurance        10.000000           13.072099              30.72%                   0         2003*
        Trust - MFS Value
        Series: Service Class -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Neuberger Berman AMT           10.000000           13.516188              35.16%                   0         2003*
        Fasciano Portfolio:
        Class S - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Neuberger Berman AMT           10.000000           10.031522               0.32%                   0         2003*
        Limited Maturity Bond
        Portfolio: Class I -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Neuberger Berman AMT           10.000000           12.529424              25.29%                   0         2003*
        Mid Cap Growth
        Portfolio: Class S -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Neuberger Berman AMT           10.000000           12.221487              22.21%                   0         2003*
        Socially Responsive
        Portfolio - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Oppenheimer Variable           10.000000           13.611063              36.11%                   0         2003*
        Account Funds -
        Oppenheimer Capital
        Appreciation Fund/VA:
        Service Class - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Oppenheimer Variable           10.000000           15.091431              50.91%                   0         2003*
        Account Funds -
        Oppenheimer Global
        Securities Fund/VA:
        Service Class - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Oppenheimer Variable           10.000000           12.065688              20.66%                   0         2003*
        Account Funds -
        Oppenheimer High Income
        Fund/VA: Service Class
        - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                                       Value at        Value at End of    Accumulation Unit   Accumulation Units
                                     Beginning of           Period              Value          at End of Period
                                        Period
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Oppenheimer Variable           10.000000           13.072585              30.73%                   0         2003*
        Account Funds -
        Oppenheimer Main
        Street(R) Fund/VA:
        Service Class - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Oppenheimer Variable           10.000000           15.066242              50.66%                   0         2003*
        Account Funds -
        Oppenheimer Main
        Street(R) Small Cap
        Fund/VA: Service Class
        - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Putnam Variable Trust -        10.000000           12.271349              22.71%                   0         2003*
        Putnam VT Growth &
        Income Fund: Class IB -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Putnam Variable Trust -        10.000000           12.640252              26.40%                   0         2003*
        Putnam VT International
        Equity Fund: Class IB -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Putnam Variable Trust -        10.000000           11.707077              17.07%                   0         2003*
        Putnam VT Voyager Fund:
        Class IB - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        The Universal                  10.000000           10.089289               0.89%                   0         2003*
        Institutional Funds,
        Inc. - Core Plus Fixed
        Income Portfolio: Class
        II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        The Universal                  10.000000           12.540033              25.40%                   0         2003*
        Institutional Funds,
        Inc. - Emerging Markets
        Debt Portfolio: Class
        II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        The Universal                  10.000000           13.462423              34.62%                   0         2003*
        Institutional Funds,
        Inc. - U.S. Real Estate
        Portfolio: Class II -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                Additional Contract Options Elected (Total 1.95%)
              (Variable account charges of 1.95% of the daily net
                         assets of the variable account)

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                                       Value at        Value at End of    Accumulation Unit   Accumulation Units
                                     Beginning of           Period              Value          at End of Period
                                        Period
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        AIM Variable Insurance         10.000000           13.998255              39.98%                   0         2003*
        Funds - Basic Value
        Fund: Series II Shares
        - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        AIM Variable Insurance         10.000000           13.298233              32.98%                   0         2003*
        Funds - Capital
        Appreciation Fund:
        Series II Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        AIM Variable Insurance         10.000000           13.897124              38.97%                   0         2003*
        Funds - Capital
        Development Fund:
        Series II Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        AllianceBernstein              10.000000           13.620181              36.20%                   0         2003*
        Variable Products
        Series Fund, Inc. -
        AllianceBernstein
        Growth and Income
        Portfolio: Class B -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        AllianceBernstein              10.000000           14.720983              47.21%                   0         2003*
        Variable Products
        Series Fund, Inc. -
        AllianceBernstein Small
        Cap Value Portfolio:
        Class B - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        American Century               10.000000           13.400667              34.01%                   0         2003*
        Variable Portfolios,
        Inc. - American Century
        VP Income & Growth
        Fund: Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        American Century               10.000000           12.919416              29.19%                   0         2003*
        Variable Portfolios,
        Inc. - American Century
        VP International Fund:
        Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                                       Value at        Value at End of    Accumulation Unit   Accumulation Units
                                     Beginning of           Period              Value          at End of Period
                                        Period
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        American Century               10.000000           12.973288              29.73%                   0         2003*
        Variable Portfolios,
        Inc. - American Century
        VP Ultra Fund: Class II
        - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        American Century               10.000000           13.524142              35.24%                   0         2003*
        Variable Portfolios,
        Inc. - American Century
        VP Value Fund: Class II
        - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        American Century               10.000000           10.354917               3.55%                   0         2003*
        Variable Portfolios II,
        Inc. - American Century
        VP Inflation Protection
        Fund: Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Dreyfus Investment             10.000000           14.495863              44.96%                   0         2003*
        Portfolios - Small Cap
        Stock Index Portfolio:
        Service Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Dreyfus Stock Index            10.000000           13.241492              32.41%                   0         2003*
        Fund, Inc.: Service
        Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Dreyfus Variable               10.000000           12.614318              26.14%                   0         2003*
        Investment Fund -
        Appreciation Portfolio:
        Service Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Dreyfus Variable               10.000000           13.721639              37.22%                   0         2003*
        Investment Fund -
        Developing Leaders
        Portfolio: Service
        Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Federated Insurance            10.000000           13.254962              32.55%                 133         2003*
        Series - Federated
        American Leaders Fund
        II: Service Shares -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                                       Value at        Value at End of    Accumulation Unit   Accumulation Units
                                     Beginning of           Period              Value          at End of Period
                                        Period
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Federated Insurance            10.000000           12.904162              29.04%                   0         2003*
        Series - Federated
        Capital Appreciation
        Fund II: Service Shares
        - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Federated Insurance            10.000000           10.204194               2.04%                   0         2003*
        Series - Federated
        Quality Bond Fund II:
        Service Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Fidelity VIP                   10.000000           13.652543              36.53%                 227         2003*
        Equity-Income
        Portfolio: Service
        Class 2 - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Fidelity VIP Growth            10.000000           13.794032              37.94%                   0         2003*
        Portfolio: Service
        Class 2 - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Fidelity VIP Overseas          10.000000           14.734289              47.34%                   0         2003*
        Portfolio: Service
        Class 2 - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Fidelity VIP II                10.000000           13.312564              33.13%                   0         2003*
        Contrafund(R) Portfolio:
        Service Class 2 - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Fidelity VIP II                10.000000           10.262112               2.62%                   0         2003*
        Investment Grade Bond
        Portfolio: Service
        Class 2 - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Fidelity VIP III Mid           10.000000           14.279064              42.79%                   0         2003*
        Cap Portfolio: Service
        Class 2 - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Fidelity VIP III Value         10.000000           16.572366              65.72%                   0         2003*
        Strategies Portfolio:
        Service Class 2 - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                                       Value at        Value at End of    Accumulation Unit   Accumulation Units
                                     Beginning of           Period              Value          at End of Period
                                        Period
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Franklin Templeton             10.000000           13.124559              31.25%                 131         2003*
        Variable Insurance
        Products Trust -
        Franklin Rising
        Dividends Securities
        Fund: Class 2 - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Franklin Templeton             10.000000           14.345083              43.45%                   0         2003*
        Variable Insurance
        Products Trust -
        Franklin Small Cap
        Value Securities Fund:
        Class 2 - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Franklin Templeton             10.000000           13.708346              37.08%                   0         2003*
        Variable Insurance
        Products Trust -
        Templeton Foreign
        Securities Fund: Class
        2 - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Comstock GVIT             10.000000           13.577106              35.77%                   0         2003*
        Value Fund: Class II -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Dreyfus GVIT              10.000000           13.626315              36.26%                   0         2003*
        International Value
        Fund: Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Dreyfus GVIT Mid          10.000000           14.271063              42.71%                   0         2003*
        Cap Index Fund: Class I
        - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Federated GVIT            10.000000           11.883363              18.83%                   0         2003*
        High Income Bond Fund:
        Class I - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           16.629376              66.29%                   0         2003*
        Emerging Markets Fund:
        Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           14.192104              41.92%                   0         2003*
        Global Financial
        Services Fund: Class II
        - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                                       Value at        Value at End of    Accumulation Unit   Accumulation Units
                                     Beginning of           Period              Value          at End of Period
                                        Period
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           13.794368              37.94%                   0         2003*
        Global Health Sciences
        Fund: Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           15.235433              52.35%                   0         2003*
        Global Technology and
        Communications Fund:
        Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           12.390753              23.91%                   0         2003*
        Global Utilities Fund:
        Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           10.025426               0.25%                   0         2003*
        Government Bond Fund:
        Class I - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           10.704003               7.04%                   0         2003*
        Investor Destinations
        Conservative Fund:
        Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           11.417528              14.18%                   0         2003*
        Investor Destinations
        Moderately Conservative
        Fund: Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           12.181349              21.81%                   0         2003*
        Investor Destinations
        Moderate Fund: Class II
        - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           13.015066              30.15%                   0         2003*
        Investor Destinations
        Moderately Aggressive
        Fund: Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           13.683298              36.83%                   0         2003*
        Investor Destinations
        Aggressive Fund: Class
        II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT Mid         10.000000           12.537202              25.37%                   0         2003*
        Cap Growth Fund: Class
        II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                                       Value at        Value at End of    Accumulation Unit   Accumulation Units
                                     Beginning of           Period              Value          at End of Period
                                        Period
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000            9.875470              -1.25%                   0         2003*
        Money Market Fund:
        Class I - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           13.087692              30.88%                   0         2003*
        Nationwide(R) Fund: Class
        II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT U.S.        10.000000           14.881339              48.81%                   0         2003*
        Growth Leaders Fund:
        Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT GVIT Small Cap            10.000000           13.703517              37.04%                   0         2003*
        Growth Fund: Class II -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT GVIT Small Cap            10.000000           16.666453              66.66%                   0         2003*
        Value Fund: Class II -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT GVIT Small Company        10.000000           14.608788              46.09%                   0         2003*
        Fund: Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Van Kampen GVIT           10.000000           10.879096               8.79%                   0         2003*
        Multi Sector Bond Fund:
        Class I - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Janus Aspen Series -           10.000000           11.484704              14.85%                   0         2003*
        Balanced Portfolio:
        Service Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Janus Aspen Series -           10.000000           12.415484              24.15%                   0         2003*
        Capital Appreciation
        Portfolio: Service
        Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Janus Aspen Series -           10.000000           14.342071              43.42%                   0         2003*
        International Growth
        Portfolio: Service
        Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Janus Aspen Series -           10.000000           12.141666              21.42%                   0         2003*
        Risk-Managed Core
        Portfolio: Service
        Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                                       Value at        Value at End of    Accumulation Unit   Accumulation Units
                                     Beginning of           Period              Value          at End of Period
                                        Period
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        MFS(R) Variable Insurance        10.000000           12.572420              25.72%                   0         2003*
        Trust - MFS Investors
        Growth Stock Series:
        Service Class - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        MFS(R) Variable Insurance        10.000000           13.060441              30.60%                   0         2003*
        Trust - MFS Value
        Series: Service Class -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Neuberger Berman AMT           10.000000           13.504135              35.04%                   0         2003*
        Fasciano Portfolio:
        Class S - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Neuberger Berman AMT           10.000000           10.022565               0.23%                   0         2003*
        Limited Maturity Bond
        Portfolio: Class I -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Neuberger Berman AMT           10.000000           12.516675              25.17%                   0         2003*
        Mid Cap Growth
        Portfolio: Class S -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Neuberger Berman AMT           10.000000           12.213171              22.13%                   0         2003*
        Socially Responsive
        Portfolio - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Oppenheimer Variable           10.000000           13.598930              35.99%                   0         2003*
        Account Funds -
        Oppenheimer Capital
        Appreciation Fund/VA:
        Service Class - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Oppenheimer Variable           10.000000           15.077980              50.78%                   0         2003*
        Account Funds -
        Oppenheimer Global
        Securities Fund/VA:
        Service Class - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Oppenheimer Variable           10.000000           12.054908              20.55%                   0         2003*
        Account Funds -
        Oppenheimer High Income
        Fund/VA: Service Class
        - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                                       Value at        Value at End of    Accumulation Unit   Accumulation Units
                                     Beginning of           Period              Value          at End of Period
                                        Period
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Oppenheimer Variable           10.000000           13.060920              30.61%                 167         2003*
        Account Funds -
        Oppenheimer Main
        Street(R) Fund/VA:
        Service Class - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Oppenheimer Variable           10.000000           15.052827              50.53%                   0         2003*
        Account Funds -
        Oppenheimer Main
        Street(R) Small Cap
        Fund/VA: Service Class
        - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Putnam Variable Trust -        10.000000           12.262996              22.63%                   0         2003*
        Putnam VT Growth &
        Income Fund: Class IB -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Putnam Variable Trust -        10.000000           12.631654              26.32%                   0         2003*
        Putnam VT International
        Equity Fund: Class IB -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Putnam Variable Trust -        10.000000           11.699112              16.99%                   0         2003*
        Putnam VT Voyager Fund:
        Class IB - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        The Universal                  10.000000           10.082409               0.82%                   0         2003*
        Institutional Funds,
        Inc. - Core Plus Fixed
        Income Portfolio: Class
        II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        The Universal                  10.000000           12.527281              25.27%                   0         2003*
        Institutional Funds,
        Inc. - Emerging Markets
        Debt Portfolio: Class
        II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        The Universal                  10.000000           13.448721              34.49%                   0         2003*
        Institutional Funds,
        Inc. - U.S. Real Estate
        Portfolio: Class II -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

                Additional Contract Options Elected (Total 2.10%)
              (Variable account charges of 2.10% of the daily net
                         assets of the variable account)

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                                       Value at        Value at End of    Accumulation Unit   Accumulation Units
                                     Beginning of           Period              Value          at End of Period
                                        Period
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        AIM Variable Insurance         10.000000           13.979518              39.80%                   0         2003*
        Funds - Basic Value
        Fund: Series II Shares
        - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        AIM Variable Insurance         10.000000           13.280420              32.80%                   0         2003*
        Funds - Capital
        Appreciation Fund:
        Series II Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        AIM Variable Insurance         10.000000           13.878517              38.79%                   0         2003*
        Funds - Capital
        Development Fund:
        Series II Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        AllianceBernstein              10.000000           13.601946              36.02%                   0         2003*
        Variable Products
        Series Fund, Inc. -
        AllianceBernstein
        Growth and Income
        Portfolio: Class B -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        AllianceBernstein              10.000000           14.701271              47.01%                   0         2003*
        Variable Products
        Series Fund, Inc. -
        AllianceBernstein Small
        Cap Value Portfolio:
        Class B - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        American Century               10.000000           13.382710              33.83%                   0         2003*
        Variable Portfolios,
        Inc. - American Century
        VP Income & Growth
        Fund: Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        American Century               10.000000           12.902120              29.02%                   0         2003*
        Variable Portfolios,
        Inc. - American Century
        VP International Fund:
        Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                                       Value at        Value at End of    Accumulation Unit   Accumulation Units
                                     Beginning of           Period              Value          at End of Period
                                        Period
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        American Century               10.000000           12.955910              29.56%                   0         2003*
        Variable Portfolios,
        Inc. - American Century
        VP Ultra Fund: Class II
        - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        American Century               10.000000           13.506024              35.06%                   0         2003*
        Variable Portfolios,
        Inc. - American Century
        VP Value Fund: Class II
        - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        American Century               10.000000           10.339077               3.39%                   0         2003*
        Variable Portfolios II,
        Inc. - American Century
        VP Inflation Protection
        Fund: Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Dreyfus Investment             10.000000           14.476466              44.76%                   0         2003*
        Portfolios - Small Cap
        Stock Index Portfolio:
        Service Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Dreyfus Stock Index            10.000000           13.223766              32.24%                   0         2003*
        Fund, Inc.: Service
        Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Dreyfus Variable               10.000000           12.597418              25.97%                   0         2003*
        Investment Fund -
        Appreciation Portfolio:
        Service Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Dreyfus Variable               10.000000           13.703275              37.03%                   0         2003*
        Investment Fund -
        Developing Leaders
        Portfolio: Service
        Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Federated Insurance            10.000000           13.237204              32.37%                   0         2003*
        Series - Federated
        American Leaders Fund
        II: Service Shares -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                                       Value at        Value at End of    Accumulation Unit   Accumulation Units
                                     Beginning of           Period              Value          at End of Period
                                        Period
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Federated Insurance            10.000000           12.886877              28.87%                   0         2003*
        Series - Federated
        Capital Appreciation
        Fund II: Service Shares
        - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Federated Insurance            10.000000           10.190502               1.91%                   0         2003*
        Series - Federated
        Quality Bond Fund II:
        Service Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Fidelity VIP                   10.000000           13.634249              36.34%                   0         2003*
        Equity-Income
        Portfolio: Service
        Class 2 - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Fidelity VIP Growth            10.000000           13.775565              37.76%                   0         2003*
        Portfolio: Service
        Class 2 - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Fidelity VIP Overseas          10.000000           14.714552              47.15%                   0         2003*
        Portfolio: Service
        Class 2 - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Fidelity VIP II                10.000000           13.294731              32.95%                   0         2003*
        Contrafund(R) Portfolio:
        Service Class 2 - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Fidelity VIP II                10.000000           10.248354               2.48%                   0         2003*
        Investment Grade Bond
        Portfolio: Service
        Class 2 - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Fidelity VIP III Mid           10.000000           14.259951              42.60%                   0         2003*
        Cap Portfolio: Service
        Class 2 - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Fidelity VIP III Value         10.000000           16.550196              65.50%                   0         2003*
        Strategies Portfolio:
        Service Class 2 - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                                       Value at        Value at End of    Accumulation Unit   Accumulation Units
                                     Beginning of           Period              Value          at End of Period
                                        Period
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Franklin Templeton             10.000000           13.106978              31.07%                   0         2003*
        Variable Insurance
        Products Trust -
        Franklin Rising
        Dividends Securities
        Fund: Class 2 - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Franklin Templeton             10.000000           14.325876              43.26%                   0         2003*
        Variable Insurance
        Products Trust -
        Franklin Small Cap
        Value Securities Fund:
        Class 2 - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Franklin Templeton             10.000000           13.689987              36.90%                   0         2003*
        Variable Insurance
        Products Trust -
        Templeton Foreign
        Securities Fund: Class
        2 - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Comstock GVIT             10.000000           13.558912              35.59%                   0         2003*
        Value Fund: Class II -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Dreyfus GVIT              10.000000           13.612402              36.12%                   0         2003*
        International Value
        Fund: Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Dreyfus GVIT Mid          10.000000           14.251954              42.52%                   0         2003*
        Cap Index Fund: Class I
        - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Federated GVIT            10.000000           11.867438              18.67%                   0         2003*
        High Income Bond Fund:
        Class I - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           16.607127              66.07%                   0         2003*
        Emerging Markets Fund:
        Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           14.173106              41.73%                   0         2003*
        Global Financial
        Services Fund: Class II
        - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                                       Value at        Value at End of    Accumulation Unit   Accumulation Units
                                     Beginning of           Period              Value          at End of Period
                                        Period
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           13.775899              37.76%                   0         2003*
        Global Health Sciences
        Fund: Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           15.215054              52.15%                   0         2003*
        Global Technology and
        Communications Fund:
        Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           12.374127              23.74%                   0         2003*
        Global Utilities Fund:
        Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           10.011977               0.12%                   0         2003*
        Government Bond Fund:
        Class I - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           10.689651               6.90%                   0         2003*
        Investor Destinations
        Conservative Fund:
        Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           11.402220              14.02%                   0         2003*
        Investor Destinations
        Moderately Conservative
        Fund: Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           12.165025              21.65%                   0         2003*
        Investor Destinations
        Moderate Fund: Class II
        - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           12.997638              29.98%                   0         2003*
        Investor Destinations
        Moderately Aggressive
        Fund: Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           13.664970              36.65%               1,593         2003*
        Investor Destinations
        Aggressive Fund: Class
        II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT Mid         10.000000           12.524401              25.24%                   0         2003*
        Cap Growth Fund: Class
        II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                                       Value at        Value at End of    Accumulation Unit   Accumulation Units
                                     Beginning of           Period              Value          at End of Period
                                        Period
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000            9.861643              -1.38%                   0         2003*
        Money Market Fund:
        Class I - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           13.070163              30.70%                   0         2003*
        Nationwide(R) Fund: Class
        II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT U.S.        10.000000           14.861422              48.61%                   0         2003*
        Growth Leaders Fund:
        Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT GVIT Small Cap            10.000000           13.685172              36.85%                   0         2003*
        Growth Fund: Class II -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT GVIT Small Cap            10.000000           16.644152              66.44%                   0         2003*
        Value Fund: Class II -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT GVIT Small Company        10.000000           14.589240              45.89%                   0         2003*
        Fund: Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Van Kampen GVIT           10.000000           10.864513               8.65%                   0         2003*
        Multi Sector Bond Fund:
        Class I - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Janus Aspen Series -           10.000000           11.469301              14.69%                   0         2003*
        Balanced Portfolio:
        Service Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Janus Aspen Series -           10.000000           12.398860              23.99%                   0         2003*
        Capital Appreciation
        Portfolio: Service
        Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Janus Aspen Series -           10.000000           14.322870              43.23%                   0         2003*
        International Growth
        Portfolio: Service
        Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Janus Aspen Series -           10.000000           12.129267              21.29%                   0         2003*
        Risk-Managed Core
        Portfolio: Service
        Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                                       Value at        Value at End of    Accumulation Unit   Accumulation Units
                                     Beginning of           Period              Value          at End of Period
                                        Period
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        MFS(R) Variable Insurance        10.000000           12.555586              25.56%                   0         2003*
        Trust - MFS Investors
        Growth Stock Series:
        Service Class - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        MFS(R) Variable Insurance        10.000000           13.042944              30.43%                   0         2003*
        Trust - MFS Value
        Series: Service Class -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Neuberger Berman AMT           10.000000           13.486046              34.86%                   0         2003*
        Fasciano Portfolio:
        Class S - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Neuberger Berman AMT           10.000000           10.009117               0.09%                   0         2003*
        Limited Maturity Bond
        Portfolio: Class I -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Neuberger Berman AMT           10.000000           12.497552              24.98%                   0         2003*
        Mid Cap Growth
        Portfolio: Class S -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Neuberger Berman AMT           10.000000           12.200696              22.01%                   0         2003*
        Socially Responsive
        Portfolio - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Oppenheimer Variable           10.000000           13.580709              35.81%                   0         2003*
        Account Funds -
        Oppenheimer Capital
        Appreciation Fund/VA:
        Service Class - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Oppenheimer Variable           10.000000           15.057803              50.58%                   0         2003*
        Account Funds -
        Oppenheimer Global
        Securities Fund/VA:
        Service Class - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Oppenheimer Variable           10.000000           12.038753              20.39%                   0         2003*
        Account Funds -
        Oppenheimer High Income
        Fund/VA: Service Class
        - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                                       Value at        Value at End of    Accumulation Unit   Accumulation Units
                                     Beginning of           Period              Value          at End of Period
                                        Period
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Oppenheimer Variable           10.000000           13.043437              30.43%                   0         2003*
        Account Funds -
        Oppenheimer Main
        Street(R) Fund/VA:
        Service Class - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Oppenheimer Variable           10.000000           15.032668              50.33%                   0         2003*
        Account Funds -
        Oppenheimer Main
        Street(R) Small Cap
        Fund/VA: Service Class
        - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Putnam Variable Trust -        10.000000           12.250469              22.50%                   0         2003*
        Putnam VT Growth &
        Income Fund: Class IB -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Putnam Variable Trust -        10.000000           12.618741              26.19%                   0         2003*
        Putnam VT International
        Equity Fund: Class IB -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Putnam Variable Trust -        10.000000           11.687170              16.87%                   0         2003*
        Putnam VT Voyager Fund:
        Class IB - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        The Universal                  10.000000           10.072087               0.72%                   0         2003*
        Institutional Funds,
        Inc. - Core Plus Fixed
        Income Portfolio: Class
        II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        The Universal                  10.000000           12.508112              25.08%                   0         2003*
        Institutional Funds,
        Inc. - Emerging Markets
        Debt Portfolio: Class
        II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        The Universal                  10.000000           13.428167              34.28%                   0         2003*
        Institutional Funds,
        Inc. - U.S. Real Estate
        Portfolio: Class II -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

            Maximum Additional Contract Options Elected (Total 2.90%)
              (Variable account charges of 2.90% of the daily net
                         assets of the variable account)

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                                       Value at        Value at End of    Accumulation Unit   Accumulation Units
                                     Beginning of           Period              Value          at End of Period
                                        Period
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        AIM Variable Insurance         10.000000           12.780967              27.81%                   0         2003*
        Funds - Basic Value
        Fund: Series II Shares
        - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        AIM Variable Insurance         10.000000           12.133668              21.34%                   0         2003*
        Funds - Capital
        Appreciation Fund:
        Series II Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        AIM Variable Insurance         10.000000           12.738161              27.38%                   0         2003*
        Funds - Capital
        Development Fund:
        Series II Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        AllianceBernstein              10.000000           12.178430              21.78%                   0         2003*
        Variable Products
        Series Fund, Inc. -
        AllianceBernstein
        Growth and Income
        Portfolio: Class B -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        AllianceBernstein              10.000000           13.429749              34.93%                   0         2003*
        Variable Products
        Series Fund, Inc. -
        AllianceBernstein Small
        Cap Value Portfolio:
        Class B - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        American Century               10.000000           12.228964              22.29%                   0         2003*
        Variable Portfolios,
        Inc. - American Century
        VP Income & Growth
        Fund: Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        American Century               10.000000           12.465623              24.66%                   0         2003*
        Variable Portfolios,
        Inc. - American Century
        VP International Fund:
        Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                                       Value at        Value at End of    Accumulation Unit   Accumulation Units
                                     Beginning of           Period              Value          at End of Period
                                        Period
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        American Century               10.000000           11.664747              16.65%                   0         2003*
        Variable Portfolios,
        Inc. - American Century
        VP Ultra Fund: Class II
        - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        American Century               10.000000           12.304334              23.04%                   0         2003*
        Variable Portfolios,
        Inc. - American Century
        VP Value Fund: Class II
        - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        American Century               10.000000           10.254590               2.55%                   0         2003*
        Variable Portfolios II,
        Inc. - American Century
        VP Inflation Protection
        Fund: Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Dreyfus Investment             10.000000           13.260690              32.61%                   0         2003*
        Portfolios - Small Cap
        Stock Index Portfolio:
        Service Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Dreyfus Stock Index            10.000000           12.000142              20.00%                   0         2003*
        Fund, Inc.: Service
        Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Dreyfus Variable               10.000000           11.570934              15.71%                   0         2003*
        Investment Fund -
        Appreciation Portfolio:
        Service Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Dreyfus Variable               10.000000           12.629559              26.30%                   0         2003*
        Investment Fund -
        Developing Leaders
        Portfolio: Service
        Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Federated Insurance            10.000000           12.329751              23.30%                   0         2003*
        Series - Federated
        American Leaders Fund
        II: Service Shares -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                                       Value at        Value at End of    Accumulation Unit   Accumulation Units
                                     Beginning of           Period              Value          at End of Period
                                        Period
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Federated Insurance            10.000000           11.818555              18.19%                   0         2003*
        Series - Federated
        Capital Appreciation
        Fund II: Service Shares
        - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Federated Insurance            10.000000            9.965327              -0.35%                   0         2003*
        Series - Federated
        Quality Bond Fund II:
        Service Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Fidelity VIP                   10.000000           12.459069              24.59%                   0         2003*
        Equity-Income
        Portfolio: Service
        Class 2 - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Fidelity VIP Growth            10.000000           12.330205              23.30%                   0         2003*
        Portfolio: Service
        Class 2 - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Fidelity VIP Overseas          10.000000           14.352034              43.52%                   0         2003*
        Portfolio: Service
        Class 2 - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Fidelity VIP II                10.000000           12.272996              22.73%                   0         2003*
        Contrafund(R) Portfolio:
        Service Class 2 - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Fidelity VIP II                10.000000           10.005256               0.05%                   0         2003*
        Investment Grade Bond
        Portfolio: Service
        Class 2 - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Fidelity VIP III Mid           10.000000           13.793477              37.93%                   0         2003*
        Cap Portfolio: Service
        Class 2 - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Fidelity VIP III Value         10.000000           14.638700              46.39%                   0         2003*
        Strategies Portfolio:
        Service Class 2 - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                                       Value at        Value at End of    Accumulation Unit   Accumulation Units
                                     Beginning of           Period              Value          at End of Period
                                        Period
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Franklin Templeton             10.000000           12.045993              20.46%                   0         2003*
        Variable Insurance
        Products Trust -
        Franklin Rising
        Dividends Securities
        Fund: Class 2 - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Franklin Templeton             10.000000           13.078014              30.78%                   0         2003*
        Variable Insurance
        Products Trust -
        Franklin Small Cap
        Value Securities Fund:
        Class 2 - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Franklin Templeton             10.000000           12.991703              29.92%                   0         2003*
        Variable Insurance
        Products Trust -
        Templeton Foreign
        Securities Fund: Class
        2 - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Comstock GVIT             10.000000           12.411279              24.11%                   0         2003*
        Value Fund: Class II -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Dreyfus GVIT              10.000000           13.538091              35.38%                   0         2003*
        International Value
        Fund: Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Dreyfus GVIT Mid          10.000000           12.941316              29.41%                   0         2003*
        Cap Index Fund: Class I
        - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Federated GVIT            10.000000           10.902580               9.03%                   0         2003*
        High Income Bond Fund:
        Class I - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           15.748667              57.49%                   0         2003*
        Emerging Markets Fund:
        Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           13.152205              31.52%                   0         2003*
        Global Financial
        Services Fund: Class II
        - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                                       Value at        Value at End of    Accumulation Unit   Accumulation Units
                                     Beginning of           Period              Value          at End of Period
                                        Period
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           12.323283              23.23%                   0         2003*
        Global Health Sciences
        Fund: Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           13.713318              37.13%                   0         2003*
        Global Technology and
        Communications Fund:
        Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           11.750192              17.50%                   0         2003*
        Global Utilities Fund:
        Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000            9.860251              -1.40%                   0         2003*
        Government Bond Fund:
        Class I - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           10.405257               4.05%                   0         2003*
        Investor Destinations
        Conservative Fund:
        Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           10.915663               9.16%                   0         2003*
        Investor Destinations
        Moderately Conservative
        Fund: Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           11.473815              14.74%                   0         2003*
        Investor Destinations
        Moderate Fund: Class II
        - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           12.096924              20.97%                   0         2003*
        Investor Destinations
        Moderately Aggressive
        Fund: Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           12.560927              25.61%                   0         2003*
        Investor Destinations
        Aggressive Fund: Class
        II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT Mid         10.000000           12.456019              24.56%                   0         2003*
        Cap Growth Fund: Class
        II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                                       Value at        Value at End of    Accumulation Unit   Accumulation Units
                                     Beginning of           Period              Value          at End of Period
                                        Period
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000            9.787876              -2.12%                   0         2003*
        Money Market Fund:
        Class I - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT             10.000000           11.922694              19.23%                   0         2003*
        Nationwide(R) Fund: Class
        II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Gartmore GVIT U.S.        10.000000           13.121426              31.21%                   0         2003*
        Growth Leaders Fund:
        Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT GVIT Small Cap            10.000000           12.362310              23.62%                   0         2003*
        Growth Fund: Class II -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT GVIT Small Cap            10.000000           14.645102              46.45%                   0         2003*
        Value Fund: Class II -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT GVIT Small Company        10.000000           13.270446              32.70%                   0         2003*
        Fund:
        Class II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        GVIT Van Kampen GVIT           10.000000           10.424765               4.25%                   0         2003*
        Multi Sector Bond Fund:
        Class I - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Janus Aspen Series -           10.000000           10.815940               8.16%                   0         2003*
        Balanced Portfolio:
        Service Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Janus Aspen Series -           10.000000           11.541708              15.42%                   0         2003*
        Capital Appreciation
        Portfolio: Service
        Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Janus Aspen Series -           10.000000           13.426165              34.26%                   0         2003*
        International Growth
        Portfolio: Service
        Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Janus Aspen Series -           10.000000           12.063045              20.63%                   0         2003*
        Risk-Managed Core
        Portfolio: Service
        Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                                       Value at        Value at End of    Accumulation Unit   Accumulation Units
                                     Beginning of           Period              Value          at End of Period
                                        Period
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        MFS(R) Variable Insurance        10.000000           11.355831              13.56%                   0         2003*
        Trust - MFS Investors
        Growth Stock Series:
        Service Class - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        MFS(R) Variable Insurance        10.000000           12.107371              21.07%                   0         2003*
        Trust - MFS Value
        Series: Service Class -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Neuberger Berman AMT           10.000000           12.362790              23.63%                   0         2003*
        Fasciano Portfolio:
        Class S - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Neuberger Berman AMT           10.000000            9.903507              -0.96%                   0         2003*
        Limited Maturity Bond
        Portfolio: Class I -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Neuberger Berman AMT           10.000000           12.395570              23.96%                   0         2003*
        Mid Cap Growth
        Portfolio: Class S -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Neuberger Berman AMT           10.000000           12.134069              21.34%                   0         2003*
        Socially Responsive
        Portfolio - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Oppenheimer Variable           10.000000           12.188116              21.88%                   0         2003*
        Account Funds -
        Oppenheimer Capital
        Appreciation Fund/VA:
        Service Class - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Oppenheimer Variable           10.000000           14.001678              40.02%                   0         2003*
        Account Funds -
        Oppenheimer Global
        Securities Fund/VA:
        Service Class - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Oppenheimer Variable           10.000000           10.954392               9.54%                   0         2003*
        Account Funds -
        Oppenheimer High Income
        Fund/VA: Service Class
        - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in        Number of       Period
                                       Value at        Value at End of    Accumulation Unit   Accumulation Units
                                     Beginning of           Period              Value          at End of Period
                                        Period
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Oppenheimer Variable           10.000000           11.974785              19.75%                   0         2003*
        Account Funds -
        Oppenheimer Main
        Street(R) Fund/VA:
        Service Class - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Oppenheimer Variable           10.000000           13.574057              35.74%                   0         2003*
        Account Funds -
        Oppenheimer Main
        Street(R) Small Cap
        Fund/VA: Service Class
        - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Putnam Variable Trust -        10.000000           12.183573              21.84%                   0         2003*
        Putnam VT Growth &
        Income Fund: Class IB -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Putnam Variable Trust -        10.000000           12.549818              25.50%                   0         2003*
        Putnam VT International
        Equity Fund: Class IB -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        Putnam Variable Trust -        10.000000           11.623350              16.23%                   0         2003*
        Putnam VT Voyager Fund:
        Class IB - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        The Universal                  10.000000           10.016986               0.17%                   0         2003*
        Institutional Funds,
        Inc. - Core Plus Fixed
        Income Portfolio: Class
        II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        The Universal                  10.000000           12.405989              24.06%                   0         2003*
        Institutional Funds,
        Inc. - Emerging Markets
        Debt Portfolio: Class
        II - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        The Universal                  10.000000           13.318588              33.19%                   0         2003*
        Institutional Funds,
        Inc. - U.S. Real Estate
        Portfolio: Class II -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------
        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

        ------------------------- ------------------- ------------------- ------------------- -------------------- -----------

================================================================================

             Report of Independent Registered Public Accounting Firm


The Board of Directors of Nationwide Life Insurance Company and
  Contract Owners of Nationwide Variable Account-II:

     We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account-II (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2003, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2003, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.


KPMG LLP
Columbus, Ohio
February 20, 2004

================================================================================

                         NATIONWIDE VARIABLE ACCOUNT-II
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
                                DECEMBER 31, 2003

ASSETS:

  Investments at fair value:

    AIM VIF - Basic Value Fund - Series II Shares (AIMBValue2)
      941,579 shares (cost $9,176,839) ................................................. $        9,990,154
    AIM VIF - Capital Appreciation Fund - Series II Shares (AIMCapAp2)
      129,962 shares (cost $2,558,597) .................................................          2,750,002
    AIM VIF - Capital Development Fund - Series II Shares (AIMCapDev2)
      172,505 shares (cost $2,010,176) .................................................          2,180,460
    Alger American MidCap Growth Portfolio - Class S (AlgMidCapGr)
      1,295 shares (cost $23,339) ......................................................             23,742
    Alliance VPSF - AllianceBernstein Growth & Income Portfolio - Class B (AlGrIncB)
      657,517 shares (cost $13,200,622) ................................................         14,215,521
    Alliance VPSF - AllianceBernstein Small Cap Value Portfolio - Class B (AlSmCapValB)
      285,260 shares (cost $3,693,714) .................................................          4,124,853
    American Century VP - Balanced Fund - Class I (ACVPBal)
      17,558,979 shares (cost $123,102,273) ............................................        118,347,515
    American Century VP - Capital Appreciation Fund - Class I (ACVPCapAp)
      19,916,324 shares (cost $211,880,941) ............................................        141,804,229
    American Century VP - Income & Growth Fund - Class I (ACVPIncGr)
      8,875,816 shares (cost $49,371,218) ..............................................         58,314,108
    American Century VP - Income & Growth Fund - Class II (ACVPIncGr2)
      1,038,912 shares (cost $6,255,409) ...............................................          6,815,261
    American Century VP - Inflation Protection Fund - Class II (ACVPInflaPro)
      1,314,773 shares (cost $13,423,138) ..............................................         13,555,312
    American Century VP - International Fund - Class I (ACVPInt)
      13,479,557 shares (cost $84,655,393) .............................................         86,673,554
    American Century VP - International Fund - Class II (ASVPInt2)
      481,536 shares (cost $3,010,938) .................................................          3,091,458
    American Century VP - International Fund - Class III (ACVPInt3)
      3,737,605 shares (cost $19,864,663) ..............................................         24,032,797
    American Century VP - Ultra(R) Fund - Class I (ACVPUltra)
      637,333 shares (cost $5,500,137) .................................................          5,850,718
    American Century VP - Ultra(R) Fund - Class II (ACVPUltra2)
      346,746 shares (cost $2,994,618) .................................................          3,176,197
    American Century VP - Value Fund - Class I (ACVPVal)
      21,165,873 shares (cost $146,098,032) ............................................        164,882,147
    American Century VP - Value Fund - Class II (ACVPVal2)
      1,521,327 shares (cost $10,782,096) ..............................................         11,835,924
    American VIS - Growth Fund - Class I (AmerGro)
      442,984 shares (cost $24,196,039) ................................................         20,262,070

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II

    American VIS - High-Yield Bond Fund - Class I (AmerHiYld)
      218,090 shares (cost $2,699,738) ................................................. $        2,734,843
    American VIS - U.S. Government/AAA-Rated Securities Fund - Class I (AmerUSGvt)
      240,462 shares (cost $2,937,646) .................................................          2,943,250
    Charles Schwab Money Market Portfolio (ChScMM)
      2,456,755 shares (cost $2,456,755) ...............................................          2,456,755
    Credit Suisse Trust - Global Post-Venture Capital Portfolio (CSGPVen)
      723,307 shares (cost $6,774,188) .................................................          6,835,253
    Credit Suisse Trust - International Focus Portfolio (CSIntFoc)
      6,194,580 shares (cost $51,862,169) ..............................................         54,822,031
    Credit Suisse Trust - Small Cap Growth Portfolio (CSSmCapGr)
      10,664,778 shares (cost $129,537,870) ............................................        147,173,939
    Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DrySmCapIxS)
      2,073,061 shares (cost $25,481,191) ..............................................         27,177,830
    Dreyfus Socially Responsible Growth Fund, Inc., The (DrySRGro)
      5,701,731 shares (cost $190,856,664) .............................................        135,644,178
    Dreyfus Stock Index Fund, Inc. - Initial Shares (DryStkIx)
      28,075,300 shares (cost $842,843,747) ............................................        797,900,012
    Dreyfus Stock Index Fund, Inc. - Service Shares (DryStkIxS)
      729,732 shares (cost $19,299,972) ................................................         20,724,379
    Dreyfus VIF - Appreciation Portfolio - Initial Shares (DryVIFApp)
      2,167,489 shares (cost $69,706,446) ..............................................         74,604,960
    Dreyfus VIF - Appreciation Portfolio - Service Shares (DryVIFAppS)
      145,665 shares (cost $4,698,484) .................................................          4,997,774
    Dreyfus VIF - Developing Leaders Portfolio - Service Shares (DryVIFDevLdS)
      48,506 shares (cost $1,682,158) ..................................................          1,800,543
    Dreyfus VIF - Growth and Income Portfolio - Initial Shares (DryVIFGrInc)
      2,488,159 shares (cost $51,464,495) ..............................................         50,161,289
    Federated IS - American Leaders Fund II - Service Shares (FedAmLeadS)
      52,552 shares (cost $918,758) ....................................................          1,001,113
    Federated IS - Capital Appreciation Fund II - Service Shares (FedCapApS)
      413,001 shares (cost $2,082,089) .................................................          2,254,986
    Federated IS - Quality Bond Fund II - Primary Shares (FedQualBd)
      2,885,230 shares (cost $33,872,924) ..............................................         34,161,124
    Federated IS - Quality Bond Fund II - Service Shares (FedQualBdS)
      1,446,169 shares (cost $16,871,777) ..............................................         17,093,721
    Fidelity(R) VIP - Equity-Income Portfolio - Initial Class (FidVIPEI)
      50,638,375 shares (cost $1,178,800,020) ..........................................      1,173,797,544
    Fidelity(R) VIP - Equity-Income Portfolio - Service Class 2 (FidVIPEI2)
      1,159,699 shares (cost $24,139,717) ..............................................         26,626,679
    Fidelity(R) VIP - Growth Portfolio - Initial Class (FidVIPGr)
      38,939,054 shares (cost $1,725,462,743) ..........................................      1,208,668,244
    Fidelity(R) VIP - Growth Portfolio - Service Class 2 (FidVIPGr2)
      474,611 shares (cost $13,644,583) ................................................         14,580,062
    Fidelity(R) VIP - High Income Portfolio - Initial Class (FidVIPHI)
      40,778,365 shares (cost $247,095,556) ............................................        283,409,639

    Fidelity(R) VIP - Overseas Portfolio - Initial Class (FidVIPOv)
      12,067,359 shares (cost $163,772,681) ............................................ $      188,130,119
    Fidelity(R) VIP - Overseas Portfolio - Initial Class R (FidVIPOvR)
      2,498,494 shares (cost $30,443,275) ..............................................         38,901,549
    Fidelity(R) VIP - Overseas Portfolio - Service Class 2 (FidVIPOvS2)
      718,919 shares (cost $10,688,807) ................................................         11,143,249
    Fidelity(R) VIP II - Asset Manager Portfolio - Initial Class (FidVIPAM)
      31,149,648 shares (cost $493,841,990) ............................................        450,423,913
    Fidelity(R) VIP II - Contrafund(R) Portfolio - Initial Class (FidVIPCon)
      31,200,933 shares (cost $736,812,436) ............................................        721,677,590
    Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class 2 (FidVIPCon2)
      1,013,642 shares (cost $21,486,909) ..............................................         23,242,803
    Fidelity(R) VIP II - Investment Grade Bond Portfolio: Service Class (FidVIPIGBdS)
      328,543 shares (cost $4,414,681) .................................................          4,471,463
    Fidelity(R) VIP II - Investment Grade Bond Portfolio: Service Class 2 (FidVIPIGBd2)
      823,297 shares (cost $10,949,534) ................................................         11,114,509
    Fidelity(R) VIP III - Growth Opportunities Portfolio - Initial Class (FidVIPGrOp)
      3,206,273 shares (cost $44,748,731) ..............................................         48,318,528
    Fidelity(R) VIP III - Mid Cap Portfolio - Service Class 2 (FidVIPMCap2)
      563,647 shares (cost $12,392,337) ................................................         13,510,626
    Fidelity(R) VIP III - Value Strategies Portfolio - Service Class (FidVIPValS)
      1,932,323 shares (cost $22,761,852) ..............................................         23,941,476
    Fidelity(R) VIP III - Value Strategies Portfolio - Service Class 2 (FidVIPValS2)
      814,697 shares (cost $9,745,319) .................................................         10,142,975
    First Horizon Growth & Income Portfolio (FHGrInc)
      65 shares (cost $600) ............................................................                617
    Franklin Templeton VIP -
    Franklin Rising Dividends Securities Fund - Class II (FrVIPRisDiv2)
      1,127,857 shares (cost $16,925,272) ..............................................         18,147,223
    Franklin Templeton VIP -
    Franklin Small Cap Value Securities Fund - Class II (FrVIPSmCapV2)
      454,329 shares (cost $5,207,068) .................................................          5,756,349
    Franklin Templeton VIP - Templeton Foreign Securities Fund - Class 2 (FrVIPForSec2)
      676,888 shares (cost $7,873,172) .................................................          8,285,108
    Gartmore GVIT Comstock Value Fund - Class II (GVITCVal2)
      613,687 shares (cost $5,601,565) .................................................          6,093,908
    Gartmore GVIT Dreyfus International Value Fund - Class II (GVITIntVal2)
      79,800 shares (cost $1,021,693) ..................................................          1,047,769
    Gartmore GVIT Dreyfus International Value Fund - Class III (GVITIntVal3)
      247,586 shares (cost $2,949,342) .................................................          3,253,285
    Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I (GVITDMidCapI)
      6,302,919 shares (cost $81,014,380) ..............................................         93,094,119
    Gartmore GVIT Emerging Markets Fund - Class I (GVITEmMrkts)
      177,398 shares (cost $1,414,652) .................................................          1,745,595
    Gartmore GVIT Emerging Markets Fund - Class II (GVITEmMrkts2)
      488,677 shares (cost $4,608,140) .................................................          4,798,812
    Gartmore GVIT Emerging Markets Fund - Class III (GVITEmMrkts3)
      1,232,300 shares (cost $10,294,350) ..............................................         12,125,835

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II

    Gartmore GVIT Federated High Income Bond Fund - Class I (GVITFHiInc)
      2,395,572 shares (cost $19,030,351) .............................................. $       19,212,486
    Gartmore GVIT Global Financial Services Fund - Class II (GVITGlFin2)
      84,229 shares (cost $950,444) ....................................................            957,688
    Gartmore GVIT Global Financial Services Fund - Class III (GVITGlFin3)
      194,513 shares (cost $2,058,027) .................................................          2,215,508
    Gartmore GVIT Global Health Sciences Fund - Class II (GVITGlHlth2)
      224,251 shares (cost $2,339,351) .................................................          2,231,298
    Gartmore GVIT Global Health Sciences Fund - Class III (GVITGlHlth3)
      703,581 shares (cost $7,171,917) .................................................          7,021,739
    Gartmore GVIT Global Technology and Communications Fund - Class I (GVITGlTech)
      319,091 shares (cost $1,118,056) .................................................          1,183,828
    Gartmore GVIT Global Technology and Communications Fund - Class II (GVITGlTech2)
      951,040 shares (cost $3,542,250) .................................................          3,537,868
    Gartmore GVIT Global Technology and Communications Fund - Class III (GVITGlTech3)
      2,525,730 shares (cost $8,672,724) ...............................................          9,446,231
    Gartmore GVIT Global Utilities Fund - Class II (GVITGlUtl2)
      118,979 shares (cost $989,940) ...................................................          1,092,229
    Gartmore GVIT Global Utilities Fund - Class III (GVITGlUtl3)
      133,880 shares (cost $1,088,873) .................................................          1,229,016
    Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd)
      28,916,606 shares (cost $350,002,749) ............................................        350,758,431
    Gartmore GVIT Growth Fund - Class I (GVITGrowth)
      9,590,038 shares (cost $104,378,055) .............................................         95,708,576
    Gartmore GVIT ID Aggressive Fund (GVITIDAgg)
      2,776,159 shares (cost $27,518,321) ..............................................         29,121,909
    Gartmore GVIT ID Conservative Fund (GVITIDCon)
      3,465,888 shares (cost $35,034,321) ..............................................         35,767,965
    Gartmore GVIT ID Moderate Fund (GVITIDMod)
      11,513,278 shares (cost $113,183,253) ............................................        121,349,945
    Gartmore GVIT ID Moderately Aggressive Fund (GVITIDModAgg)
      7,435,843 shares (cost $72,343,195) ..............................................         78,819,939
    Gartmore GVIT ID Moderately Conservative Fund (GVITIDModCon)
      4,462,689 shares (cost $44,433,847) ..............................................         46,768,981
    Gartmore GVIT International Growth Fund - Class I (GVITIntGro)
      21,233 shares (cost $126,304) ....................................................            134,191
    Gartmore GVIT International Growth Fund - Class III (GVITIntGro3)
      365,851 shares (cost $1,842,161) .................................................          2,312,175
    Gartmore GVIT Mid Cap Growth Fund - Class I (GVITSMdCpGr)
      832,872 shares (cost $16,245,508) ................................................         17,865,112
    Gartmore GVIT Mid Cap Growth Fund - Class II (GVITSMdCpGr2)
      175,854 shares (cost $3,651,082) .................................................          3,768,548
    Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
      530,341,615 shares (cost $530,341,615) ...........................................        530,341,615
    Gartmore GVIT Nationwide(R) Fund - Class I (GVITNWFund)
      44,182,650 shares (cost $578,256,483) ............................................        453,755,818

    Gartmore GVIT Nationwide(R) Fund: Class II (GVITNWFund2)
      308,826 shares (cost $2,949,292) ................................................. $        3,168,553
    Gartmore GVIT Nationwide(R) Leaders Fund - Class III (GVITLead3)
      98,655 shares (cost $995,017) ....................................................          1,167,085
    Gartmore GVIT Small Cap Growth Fund - Class I (GVITSmCapGr)
      1,414,838 shares (cost $17,008,173) ..............................................         18,350,453
    Gartmore GVIT Small Cap Growth Fund - Class II (GVITSmCapGr2)
      266,340 shares (cost $3,359,102) .................................................          3,438,444
    Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal)
      13,936,986 shares (cost $127,999,356) ............................................        161,111,555
    Gartmore GVIT Small Cap Value Fund - Class II (GVITSmCapVal2)
      825,648 shares (cost $8,609,917) .................................................          9,519,723
    Gartmore GVIT Small Company Fund - Class I (GVITSmComp)
      10,388,701 shares (cost $186,943,838) ............................................        225,746,463
    Gartmore GVIT Small Company Fund - Class II (GVITSmComp2)
      438,718 shares (cost $8,792,768) .................................................          9,493,860
    Gartmore GVIT Turner Growth Focus Fund - Class I (GVITTGroFoc)
      372,973 shares (cost $1,169,074) .................................................          1,171,135
    Gartmore GVIT Turner Growth Focus Fund - Class III (GVITTGroFoc3)
      783,526 shares (cost $2,118,161) .................................................          2,475,941
    Gartmore GVIT U.S. Growth Leaders Fund - Class II (GVITUSGro2)
      381,788 shares (cost $4,081,499) .................................................          4,108,040
    Gartmore GVIT U.S. Growth Leaders Fund - Class III (GVITUSGro3)
      1,132,809 shares (cost $11,303,194) ..............................................         12,223,005
    Gartmore GVIT Van Kampen Multi Sector Bond Fund - Class I (GVITVKMultiSec)
      3,036,951 shares (cost $29,001,002) ..............................................         29,944,334
    Janus AS - Balanced Portfolio - Service Shares (JanBal)
      263,620 shares (cost $6,013,953) .................................................          6,279,437
    Janus AS - Capital Appreciation Portfolio - Service Shares (JanCapAp)
      1,805,140 shares (cost $32,353,661) ..............................................         37,330,297
    Janus AS - Global Technology Portfolio - Service II Shares (JanGlTechS2)
      1,854,365 shares (cost $5,322,090) ...............................................          6,657,170
    Janus AS - Global Technology Portfolio - Service Shares (JanGlTech)
      2,583,785 shares (cost $9,702,686) ...............................................          9,120,759
    Janus AS - International Growth Portfolio - Service II Shares (JanIntGroS2)
      330,227 shares (cost $5,918,172) .................................................          7,601,837
    Janus AS - International Growth Portfolio - Service Shares (JanIntGro)
      692,839 shares (cost $15,108,294) ................................................         15,859,080
    Janus AS - Risk-Managed Large Cap Core Portfolio - Service Shares (JanRMgLgCap)
      39,515 shares (cost $460,924) ....................................................            493,547
    MFS(R) VIT - Investors Growth Series - Service Class (MFSInvGrS)
      626,085 shares (cost $5,148,889) .................................................          5,365,548
    MFS(R) VIT - Value Series - Service Class (MFSValS)
      381,706 shares (cost $3,687,571) .................................................          4,095,705
    Neuberger Berman AMT - Fasciano Portfolio - S Class Shares (NBAMTFasc)
      112,254 shares (cost $1,309,056) .................................................          1,391,946
    Neuberger Berman AMT - Growth Portfolio(R) (NBAMTGro)
      16,584,323 shares (cost $179,876,737) ............................................        172,808,649

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II

    Neuberger Berman AMT - Guardian Portfolio - I Class Shares (NBAMTGuard)
      1,836,774 shares (cost $23,072,727) .............................................. $       25,678,105
    Neuberger Berman AMT - Limited Maturity Bond Portfolio(R) (NBAMTLMat)
      9,804,502 shares (cost $130,466,408) .............................................        129,419,423
    Neuberger Berman AMT - Mid Cap Growth Portfolio - S Class (NBAMTMCGrS)
      349,859 shares (cost $5,073,704) .................................................          5,345,848
    Neuberger Berman AMT - Partners Portfolio(R) (NBAMTPart)
      13,850,311 shares (cost $202,610,866) ............................................        213,294,788
    Neuberger Berman AMT - Socially Responsive Portfolio (NBAMSocRes)
      87,075 shares (cost $1,008,481) ..................................................          1,075,376
    Oppenheimer Aggressive Growth Fund/VA - Initial Class (OppAggGro)
      612,852 shares (cost $21,709,188) ................................................         22,497,813
    Oppenheimer Bond Fund/VA - Initial Class (OppBdFd)
      17,811,934 shares (cost $194,540,293) ............................................        203,412,286
    Oppenheimer Capital Appreciation Fund/VA - Initial Class (OppCapAp)
      4,620,916 shares (cost $134,600,768) .............................................        160,345,795
    Oppenheimer Capital Appreciation Fund/VA - Service Class (OppCapApS)
      416,020 shares (cost $13,373,910) ................................................         14,365,180
    Oppenheimer Global Securities Fund/VA - Class III (OppGlSec3)
      1,737,562 shares (cost $36,571,841) ..............................................         43,769,182
    Oppenheimer Global Securities Fund/VA - Initial Class (OppGlSec)
      15,449,956 shares (cost $295,105,195) ............................................        387,484,896
    Oppenheimer Global Securities Fund/VA - Service Class (OppGlSecS)
      689,454 shares (cost $15,911,732) ................................................         17,208,763
    Oppenheimer High Income Fund/VA - Service Class (OppHighIncS)
      1,653,472 shares (cost $13,865,188) ..............................................         14,186,785
    Oppenheimer Main Street(R) Fund/VA - Initial Class (OppMSFund)
      1,708,943 shares (cost $28,383,059) ..............................................         32,811,713
    Oppenheimer Main Street(R) Fund/VA - Service Class (OppMSFundS)
      535,569 shares (cost $9,485,752) .................................................         10,229,372
    Oppenheimer Main Street(R) Small Cap Fund/VA - Service Class (OppMSSmCapS)
      305,152 shares (cost $3,750,099) .................................................          4,089,043
    Oppenheimer Multiple Strategies Fund/VA - Initial Class (OppMultStr)
      11,603,002 shares (cost $184,686,617) ............................................        184,719,790
    Putnam VT Discovery Growth Fund - IB Shares (PVTDiscGro)
      45,436 shares (cost $1,134,345) ..................................................          1,179,511
    Putnam VT Growth & Income Fund - IB Shares (PVTGroInc)
      69,444 shares (cost $1,485,392) ..................................................          1,615,278
    Putnam VT International Equity Fund - IB Shares (PVTIntEq)
      180,862 shares (cost $2,249,239) .................................................          2,324,073
    SAFECO RST - Small-Cap Value Portfolio (SRSTSmCapV)
      993 shares (cost $16,838) ........................................................             16,878
    Strong Opportunity Fund II, Inc. (StOpp2)
      23,388,485 shares (cost $493,032,310) ............................................        444,147,335
    Strong VIF - Strong Discovery Fund II (StDisc2)
      6,448,785 shares (cost $72,202,344) ..............................................         81,641,620

    Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
      3,873,565 shares (cost $46,072,468) .............................................. $       51,557,150
    Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
      4,202,794 shares (cost $41,351,942) ..............................................         51,063,943
    Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
      3,420,783 shares (cost $40,311,932) ..............................................         50,867,046
    Van Kampen UIF - Core Plus Fixed Income Portfolio - Class II (VKCorPlus2)
      129,791 shares (cost $1,477,465) .................................................          1,495,197
    Van Kampen UIF - Emerging Markets Debt Portfolio - Class A (VKEmMkt)
      2,711,637 shares (cost $21,926,205) ..............................................         24,513,200
    Van Kampen UIF - Emerging Markets Debt Portfolio - Class II (VKEmMkt2)
      302,794 shares (cost $2,605,034) .................................................          2,731,204
    Van Kampen UIF - U.S. Real Estate Portfolio - Class A (VKUSRealEst)
      9,706,636 shares (cost $122,141,097) .............................................        151,229,395
    Van Kampen UIF - U.S. Real Estate Portfolio - Class II (VKUSRealEst2)
      696,534 shares (cost $10,081,668) ................................................         10,824,141
    Victory VIF - Diversified Stock Fund Class A Shares (VicDivrStk)
      2,158 shares (cost $20,889) ......................................................             21,709
                                                                                         ------------------
        Total investments ..............................................................     11,391,549,090
  Accounts receivable ..................................................................                  -
                                                                                         ------------------
        Total assets ...................................................................     11,391,549,090
Accounts payable .......................................................................            164,592
                                                                                         ------------------
Contract owners' equity (note 4) ....................................................... $   11,391,384,498
                                                                                         ==================

See accompanying notes to financial statements.

================================================================================

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2003

                                                             Total            AIMBValue2         AIMCapAp2          AIMCapDev2
                                                        ---------------    ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..............................   $   139,223,950                  -                  -                  -
  Mortality and expense risk charges (note 2) .......      (138,078,791)           (34,841)           (11,910)            (7,603)
                                                        ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ....................         1,145,159            (34,841)           (11,910)            (7,603)
                                                        ---------------    ---------------    ---------------    ---------------

  Proceeds from mutual fund shares sold .............     5,159,779,615            162,446          5,054,441              9,733
  Cost of mutual fund shares sold ...................    (5,843,627,187)          (139,401)        (5,019,529)            (8,206)
                                                        ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .............      (683,847,572)            23,045             34,912              1,527
  Change in unrealized gain (loss)
   on investments ...................................     2,937,696,419            813,316            191,406            170,284
                                                        ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..................     2,253,848,847            836,361            226,318            171,811
                                                        ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..........................         3,911,813                  -                  -                  -
                                                        ---------------    ---------------    ---------------    ---------------
      Net increase (decrease) in contract owners'
       equity resulting from operations .............   $ 2,258,905,819            801,520            214,408            164,208
                                                        ===============    ===============    ===============    ===============

                                                          AlgMidCapGr          AlGrIncB         AlSmCapValB          ACVPBal
                                                        ---------------    ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..............................                 -             10,068              1,063          2,841,687
  Mortality and expense risk charges (note 2) .......                (4)           (73,754)           (15,915)        (1,480,211)
                                                        ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ....................                (4)           (63,686)           (14,852)         1,361,476
                                                        ---------------    ---------------    ---------------    ---------------

  Proceeds from mutual fund shares sold .............                 3          4,814,525            321,293         14,728,506
  Cost of mutual fund shares sold ...................                (3)        (4,305,253)          (299,506)       (19,992,449)
                                                        ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .............                 -            509,272             21,787         (5,263,943)
  Change in unrealized gain (loss)
   on investments ...................................               403          1,014,900            431,139         21,896,981
                                                        ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..................               403          1,524,172            452,926         16,633,038
                                                        ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..........................                 -                  -              2,819                  -
                                                        ---------------    ---------------    ---------------    ---------------
      Net increase (decrease) in contract owners'
       equity resulting from operations .............               399          1,460,486            440,893         17,994,514
                                                        ===============    ===============    ===============    ===============

                                                           ACVPCapAp          ACVPIncGr          ACVPIncGr2        ACVPInflaPro
                                                        ---------------    ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..............................   $             -            550,929                  -             73,199
  Mortality and expense risk charges (note 2) .......        (1,810,320)          (598,297)           (25,409)           (60,588)
                                                        ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ....................        (1,810,320)           (47,368)           (25,409)            12,611
                                                        ---------------    ---------------    ---------------    ---------------

  Proceeds from mutual fund shares sold .............        26,061,522         27,417,091            662,217          1,089,587
  Cost of mutual fund shares sold ...................       (70,601,230)       (33,206,451)          (634,861)        (1,093,357)
                                                        ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .............       (44,539,708)        (5,789,360)            27,356             (3,770)
  Change in unrealized gain (loss)
   on investments ...................................        69,567,337         16,389,347            559,852            132,174
                                                        ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..................        25,027,629         10,599,987            587,208            128,404
                                                        ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..........................                 -                  -                  -              2,720
                                                        ---------------    ---------------    ---------------    ---------------
      Net increase (decrease) in contract owners'
       equity resulting from operations .............   $    23,217,309         10,552,619            561,799            143,735
                                                        ===============    ===============    ===============    ===============

                                                            ACVPInt            ASVPInt2           ACVPInt3          ACVPUltra
                                                        ---------------    ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..............................           675,394                  -            133,905                  -
  Mortality and expense risk charges (note 2) .......        (1,136,339)           (42,308)          (253,769)           (48,005)
                                                        ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ....................          (460,945)           (42,308)          (119,864)           (48,005)
                                                        ---------------    ---------------    ---------------    ---------------

  Proceeds from mutual fund shares sold .............        25,163,043        127,408,628         10,162,601          7,492,992
  Cost of mutual fund shares sold ...................       (30,462,553)      (125,529,141)       (11,720,357)        (7,053,269)
                                                        ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .............        (5,299,510)         1,879,487         (1,557,756)           439,723
  Change in unrealized gain (loss)
   on investments ...................................        22,469,297             80,520          5,934,876            394,262
                                                        ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..................        17,169,787          1,960,007          4,377,120            833,985
                                                        ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..........................                 -                  -                  -                  -
                                                        ---------------    ---------------    ---------------    ---------------
      Net increase (decrease) in contract owners'
       equity resulting from operations .............        16,708,842          1,917,699          4,257,256            785,980
                                                        ===============    ===============    ===============    ===============

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF OPERATIONS, Continued
YEAR ENDED DECEMBER 31, 2003

                                                         ACVPUltra2           ACVPVal            ACVPVal2           AmerGro
                                                       ---------------    ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Reinvested dividends .............................   $             -          1,598,332                  -             68,045
  Mortality and expense risk charges (note 2) ......           (13,095)        (1,978,869)           (40,372)          (233,733)
                                                       ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ...................           (13,095)          (380,537)           (40,372)          (165,688)
                                                       ---------------    ---------------    ---------------    ---------------

  Proceeds from mutual fund shares sold ............             3,141         55,400,878             67,137          1,876,501
  Cost of mutual fund shares sold ..................            (2,745)       (61,092,108)           (56,429)        (2,427,121)
                                                       ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ............               396         (5,691,230)            10,708           (550,620)
  Change in unrealized gain (loss)
   on investments ..................................           181,580         41,317,833          1,053,828          6,168,902
                                                       ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments .................           181,976         35,626,603          1,064,536          5,618,282
                                                       ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .........................                 -                  -                  -                  -
                                                       ---------------    ---------------    ---------------    ---------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ............   $       168,881         35,246,066          1,024,164          5,452,594
                                                       ===============    ===============    ===============    ===============

                                                          AmerHiYld          AmerUSGvt           ChScMM            CSGPVen
                                                       ---------------    ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Reinvested dividends .............................           212,995            111,166              1,130                  -
  Mortality and expense risk charges (note 2) ......           (26,258)           (41,446)            (1,789)           (83,532)
                                                       ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ...................           186,737             69,720               (659)           (83,532)
                                                       ---------------    ---------------    ---------------    ---------------

  Proceeds from mutual fund shares sold ............        11,815,897          1,070,372         11,336,724          1,762,821
  Cost of mutual fund shares sold ..................       (11,475,875)        (1,028,766)       (11,336,724)        (2,111,317)
                                                       ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ............           340,022             41,606                  -           (348,496)
  Change in unrealized gain (loss)
   on investments ..................................           (48,088)           (73,842)                 -          2,784,367
                                                       ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments .................           291,934            (32,236)                 -          2,435,871
                                                       ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .........................                 -                  -                  -                  -
                                                       ---------------    ---------------    ---------------    ---------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ............           478,671             37,484               (659)         2,352,339
                                                       ===============    ===============    ===============    ===============

                                                          CSIntFoc           CSSmCapGr         DrySmCapIxS         DrySRGro
                                                       ---------------    ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Reinvested dividends .............................   $       234,657                  -             42,872            138,179
  Mortality and expense risk charges (note 2) ......          (692,110)        (1,721,738)          (147,021)        (1,613,543)
                                                       ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ...................          (457,453)        (1,721,738)          (104,149)        (1,475,364)
                                                       ---------------    ---------------    ---------------    ---------------

  Proceeds from mutual fund shares sold ............        13,896,005         37,033,188         47,071,975         24,309,914
  Cost of mutual fund shares sold ..................       (16,217,024)       (53,054,988)       (44,758,516)       (41,068,390)
                                                       ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ............        (2,321,019)       (16,021,800)         2,313,459        (16,758,476)
  Change in unrealized gain (loss)
   on investments ..................................        16,520,165         66,528,895          1,155,570         44,374,048
                                                       ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments .................        14,199,146         50,507,095          3,469,029         27,615,572
                                                       ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .........................                 -                  -            136,675                  -
                                                       ---------------    ---------------    ---------------    ---------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ............   $    13,741,693         48,785,357          3,501,555         26,140,208
                                                       ===============    ===============    ===============    ===============

                                                          DryStkIx           DryStkIxS          DryVIFApp         DryVIFAppS
                                                       ---------------    ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Reinvested dividends .............................        10,808,666             76,110            953,760             49,806
  Mortality and expense risk charges (note 2) ......        (9,909,213)           (67,316)          (957,618)           (19,413)
                                                       ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ...................           899,453              8,794             (3,858)            30,393
                                                       ---------------    ---------------    ---------------    ---------------

  Proceeds from mutual fund shares sold ............       218,517,715            137,364         28,430,771            152,598
  Cost of mutual fund shares sold ..................      (319,784,132)          (122,186)       (36,026,611)          (136,239)
                                                       ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ............      (101,266,417)            15,178         (7,595,840)            16,359
  Change in unrealized gain (loss)
   on investments ..................................       273,408,147          1,424,407         20,107,375            299,290
                                                       ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments .................       172,141,730          1,439,585         12,511,535            315,649
                                                       ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .........................                 -                  -                  -                  -
                                                       ---------------    ---------------    ---------------    ---------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ............       173,041,183          1,448,379         12,507,677            346,042
                                                       ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF OPERATIONS, Continued
YEAR ENDED DECEMBER 31, 2003

                                                        DryVIFDevLdS        DryVIFGrInc        FedAmLeadS          FedCapApS
                                                       ---------------    ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Reinvested dividends .............................   $             -            372,947                  -                  -
  Mortality and expense risk charges (note 2) ......            (5,826)          (613,422)            (3,109)            (9,124)
                                                       ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ...................            (5,826)          (240,475)            (3,109)            (9,124)
                                                       ---------------    ---------------    ---------------    ---------------

  Proceeds from mutual fund shares sold ............             6,782         10,034,082              1,229             23,784
  Cost of mutual fund shares sold ..................            (5,162)       (15,232,106)            (1,061)           (23,417)
                                                       ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ............             1,620         (5,198,024)               168                367
  Change in unrealized gain (loss)
   on investments ..................................           118,384         15,452,052             82,355            172,896
                                                       ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments .................           120,004         10,254,028             82,523            173,263
                                                       ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .........................                 -                  -                  -                  -
                                                       ---------------    ---------------    ---------------    ---------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ............   $       114,178         10,013,553             79,414            164,139
                                                       ===============    ===============    ===============    ===============

                                                          FedQualBd         FedQualBdS          FidVIPEI           FidVIPEI2
                                                       ---------------    ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Reinvested dividends .............................         1,259,531              1,104         20,043,802                  -
  Mortality and expense risk charges (note 2) ......          (496,179)           (71,533)       (14,283,536)           (92,822)
                                                       ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ...................           763,352            (70,429)         5,760,266            (92,822)
                                                       ---------------    ---------------    ---------------    ---------------

  Proceeds from mutual fund shares sold ............        21,938,899            852,871        198,313,970             41,189
  Cost of mutual fund shares sold ..................       (21,094,785)          (860,995)      (236,727,162)           (34,969)
                                                       ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ............           844,114             (8,124)       (38,413,192)             6,220
  Change in unrealized gain (loss)
   on investments ..................................          (644,866)           221,945        301,584,585          2,486,962
                                                       ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments .................           199,248            213,821        263,171,393          2,493,182
                                                       ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .........................                 -                  -                  -                  -
                                                       ---------------    ---------------    ---------------    ---------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ............           962,600            143,392        268,931,659          2,400,360
                                                       ===============    ===============    ===============    ===============

                                                          FidVIPGr           FidVIPGr2          FidVIPHI           FidVIPOv
                                                       ---------------    ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Reinvested dividends .............................   $     3,120,923                  -         17,574,802          1,484,048
  Mortality and expense risk charges (note 2) ......       (14,842,682)           (53,752)        (3,577,422)        (2,191,417)
                                                       ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ...................       (11,721,759)           (53,752)        13,997,380           (707,369)
                                                       ---------------    ---------------    ---------------    ---------------

  Proceeds from mutual fund shares sold ............       239,526,883            110,594        202,876,435         39,929,144
  Cost of mutual fund shares sold ..................      (400,643,699)           (95,621)      (184,611,167)       (45,320,613)
                                                       ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ............      (161,116,816)            14,973         18,265,268         (5,391,469)
  Change in unrealized gain (loss)
   on investments ..................................       473,266,921            935,478         27,266,743         64,005,737
                                                       ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments .................       312,150,105            950,451         45,532,011         58,614,268
                                                       ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .........................                 -                  -                  -                  -
                                                       ---------------    ---------------    ---------------    ---------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ............   $   300,428,346            896,699         59,529,391         57,906,899
                                                       ===============    ===============    ===============    ===============

                                                          FidVIPOvR          FidVIPOvS2          FidVIPAM          FidVIPCon
                                                       ---------------    ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Reinvested dividends .............................           156,525                  -         16,214,850          3,159,034
  Mortality and expense risk charges (note 2) ......          (316,729)           (48,090)        (5,794,096)        (8,901,641)
                                                       ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ...................          (160,204)           (48,090)        10,420,754         (5,742,607)
                                                       ---------------    ---------------    ---------------    ---------------

  Proceeds from mutual fund shares sold ............         3,361,180        105,455,246         71,042,240        139,404,140
  Cost of mutual fund shares sold ..................        (3,997,835)      (103,548,715)       (83,857,840)      (162,769,397)
                                                       ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ............          (636,655)         1,906,531        (12,815,600)       (23,365,257)
  Change in unrealized gain (loss)
   on investments ..................................        10,460,655            454,442         68,241,863        186,282,172
                                                       ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments .................         9,824,000          2,360,973         55,426,263        162,916,915
                                                       ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .........................                 -                  -                  -                  -
                                                       ---------------    ---------------    ---------------    ---------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ............         9,663,796          2,312,883         65,847,017        157,174,308
                                                       ===============    ===============    ===============    ===============

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF OPERATIONS, Continued
YEAR ENDED DECEMBER 31, 2003

                                                         FidVIPCon2         FidVIPIGBdS        FidVIPIGBd2        FidVIPGrOp
                                                       ---------------    ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Reinvested dividends .............................   $             -                  -                  -            361,601
  Mortality and expense risk charges (note 2) ......           (83,600)           (14,418)           (51,762)          (607,583)
                                                       ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ...................           (83,600)           (14,418)           (51,762)          (245,982)
                                                       ---------------    ---------------    ---------------    ---------------

  Proceeds from mutual fund shares sold ............            11,100          1,609,571          1,694,129         14,610,165
  Cost of mutual fund shares sold ..................            (9,551)        (1,606,537)        (1,704,403)       (24,483,247)
                                                       ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ............             1,549              3,034            (10,274)        (9,873,082)
  Change in unrealized gain (loss)
   on investments ..................................         1,755,894             56,782            164,975         21,132,749
                                                       ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments .................         1,757,443             59,816            154,701         11,259,667
                                                       ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .........................                 -                  -                  -                  -
                                                       ---------------    ---------------    ---------------    ---------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ............   $     1,673,843             45,398            102,939         11,013,685
                                                       ===============    ===============    ===============    ===============

                                                         FidVIPMCap2         FidVIPValS        FidVIPValS2          FHGrInc
                                                       ---------------    ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Reinvested dividends .............................                 -                  -                  -                  -
  Mortality and expense risk charges (note 2) ......           (58,485)          (157,302)           (25,757)                 -
                                                       ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ...................           (58,485)          (157,302)           (25,757)                 -
                                                       ---------------    ---------------    ---------------    ---------------

  Proceeds from mutual fund shares sold ............        18,757,842         30,469,518            486,878                  -
  Cost of mutual fund shares sold ..................       (18,171,465)       (27,488,843)          (385,885)                 -
                                                       ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ............           586,377          2,980,675            100,993                  -
  Change in unrealized gain (loss)
   on investments ..................................         1,118,289          1,254,439            397,656                 17
                                                       ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments .................         1,704,666          4,235,114            498,649                 17
                                                       ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .........................                 -            143,726             32,128                  -
                                                       ---------------    ---------------    ---------------    ---------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ............         1,646,181          4,221,538            505,020                 17
                                                       ===============    ===============    ===============    ===============

                                                         FrVIPRisDiv2      FrVIPSmCapV2        FrVIPForSec2        GVITCVal2
                                                       ---------------    ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Reinvested dividends .............................   $        12,150              1,159              7,106             23,496
  Mortality and expense risk charges (note 2) ......           (68,422)           (23,107)           (35,107)           (20,695)
                                                       ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ...................           (56,272)           (21,948)           (28,001)             2,801
                                                       ---------------    ---------------    ---------------    ---------------

  Proceeds from mutual fund shares sold ............           108,109          2,308,466         39,353,480             54,177
  Cost of mutual fund shares sold ..................           (97,140)        (2,207,344)       (38,538,642)           (46,930)
                                                       ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ............            10,969            101,122            814,838              7,247
  Change in unrealized gain (loss)
   on investments ..................................         1,221,951            549,281            411,936            492,343
                                                       ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments .................         1,232,920            650,403          1,226,774            499,590
                                                       ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .........................            39,627                  -                  -                  -
                                                       ---------------    ---------------    ---------------    ---------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ............   $     1,216,275            628,455          1,198,773            502,391
                                                       ===============    ===============    ===============    ===============

                                                         GVITIntVal2        GVITIntVal3       GVITDMidCapl        GVITEmMrkts
                                                       ---------------    ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Reinvested dividends .............................                 -                  -            322,438              8,776
  Mortality and expense risk charges (note 2) ......            (4,706)            (9,831)          (881,015)           (20,502)
                                                       ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ...................            (4,706)            (9,831)          (558,577)           (11,726)
                                                       ---------------    ---------------    ---------------    ---------------

  Proceeds from mutual fund shares sold ............        10,284,771          8,493,225         58,602,222            871,039
  Cost of mutual fund shares sold ..................       (10,087,193)        (8,360,884)       (63,585,621)        (1,075,204)
                                                       ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ............           197,578            132,341         (4,983,399)          (204,165)
  Change in unrealized gain (loss)
   on investments ..................................            26,077            303,943         23,905,956            934,958
                                                       ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments .................           223,655            436,284         18,922,557            730,793
                                                       ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .........................                 -                  -                469                  -
                                                       ---------------    ---------------    ---------------    ---------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ............           218,949            426,453         18,364,449            719,067
                                                       ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF OPERATIONS, Continued
YEAR ENDED DECEMBER 31, 2003

                                                         GVITEmMrkts2       GVITEmMrkts3       GVITFHiInc         GVITGlFin2
                                                       ---------------    ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Reinvested dividends .............................   $         3,001             25,745            594,113              2,979
  Mortality and expense risk charges (note 2) ......           (23,507)           (61,139)           (90,172)            (3,156)
                                                       ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ...................           (20,506)           (35,394)           503,941               (177)
                                                       ---------------    ---------------    ---------------    ---------------

  Proceeds from mutual fund shares sold ............        84,465,869          2,665,040         22,799,752            434,549
  Cost of mutual fund shares sold ..................       (83,215,976)        (2,143,600)       (22,356,937)          (423,228)
                                                       ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ............         1,249,893            521,440            442,815             11,321
  Change in unrealized gain (loss)
   on investments ..................................           190,672          2,006,172            182,135              7,245
                                                       ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments .................         1,440,565          2,527,612            624,950             18,566
                                                       ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .........................                 -                  -                  -             79,081
                                                       ---------------    ---------------    ---------------    ---------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ............   $     1,420,059          2,492,218          1,128,891             97,470
                                                       ===============    ===============    ===============    ===============

                                                         GVITGlFin3         GVITGlHlth2        GVITGlHlth3        GVITGlTech
                                                       ---------------    ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Reinvested dividends .............................             8,787                  -                  -                  -
  Mortality and expense risk charges (note 2) ......           (19,345)            (7,623)           (64,351)           (16,174)
                                                       ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ...................           (10,558)            (7,623)           (64,351)           (16,174)
                                                       ---------------    ---------------    ---------------    ---------------

  Proceeds from mutual fund shares sold ............         1,431,552            124,602          3,552,313          1,101,518
  Cost of mutual fund shares sold ..................        (1,333,625)          (120,594)        (2,984,584)        (1,454,690)
                                                       ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ............            97,927              4,008            567,729           (353,172)
  Change in unrealized gain (loss)
   on investments ..................................           160,139           (108,053)           (79,836)           928,597
                                                       ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments .................           258,066           (104,045)           487,893            575,425
                                                       ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .........................           209,325            230,383            758,395                  -
                                                       ---------------    ---------------    ---------------    ---------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ............           456,833            118,715          1,181,937            559,251
                                                       ===============    ===============    ===============    ===============

                                                         GVITGlTech2        GVITGlTech3         GVITGlUtl2         GVITGlUtl3
                                                       ---------------    ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Reinvested dividends .............................   $             -                  -              2,375              5,519
  Mortality and expense risk charges (note 2) ......            (8,684)           (73,455)            (5,352)           (11,475)
                                                       ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ...................            (8,684)           (73,455)            (2,977)            (5,956)
                                                       ---------------    ---------------    ---------------    ---------------

  Proceeds from mutual fund shares sold ............           624,612          4,612,216            262,724            959,075
  Cost of mutual fund shares sold ..................          (549,493)        (3,927,646)          (239,997)          (918,306)
                                                       ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ............            75,119            684,570             22,727             40,769
  Change in unrealized gain (loss)
   on investments ..................................            (4,382)         1,022,582            102,289            138,162
                                                       ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments .................            70,737          1,707,152            125,016            178,931
                                                       ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .........................                 -                  -                  -                  -
                                                       ---------------    ---------------    ---------------    ---------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ............   $        62,053          1,633,697            122,039            172,975
                                                       ===============    ===============    ===============    ===============

                                                          GVITGvtBd          GVITGrowth         GVITIDAgg         GVITIDCon
                                                       ---------------    ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Reinvested dividends .............................        14,179,447             17,743            148,863            539,224
  Mortality and expense risk charges (note 2) ......        (6,141,099)        (1,164,947)          (106,160)          (293,355)
                                                       ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ...................         8,038,348         (1,147,204)            42,703            245,869
                                                       ---------------    ---------------    ---------------    ---------------

  Proceeds from mutual fund shares sold ............       218,700,686         24,409,746          6,815,526         15,170,170
  Cost of mutual fund shares sold ..................      (211,167,500)       (44,415,595)        (6,300,584)       (14,776,495)
                                                       ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ............         7,533,186        (20,005,849)           514,942            393,675
  Change in unrealized gain (loss)
   on investments ..................................       (13,375,059)        44,652,060          1,660,220            654,325
                                                       ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..................       (5,841,873)        24,646,211          2,175,162          1,048,000
                                                       ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .........................           655,432                  -            307,531            131,135
                                                       ---------------    ---------------    ---------------    ---------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ............         2,851,907         23,499,007          2,525,396          1,425,004
                                                       ===============    ===============    ===============    ===============

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF OPERATIONS, Continued
YEAR ENDED DECEMBER 31, 2003

                                                          GVITIDMod         GVITIDModAgg       GVITIDModCon       GVITIntGro
                                                       ---------------    ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Reinvested dividends .............................   $       992,840            454,652            496,214                  -
  Mortality and expense risk charges (note 2) ......          (618,930)          (355,580)          (274,467)            (1,633)
                                                       ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ...................           373,910             99,072            221,747             (1,633)
                                                       ---------------    ---------------    ---------------    ---------------

  Proceeds from mutual fund shares sold ............         5,450,605          2,857,059          4,187,058             45,505
  Cost of mutual fund shares sold ..................        (5,532,566)        (3,003,379)        (4,095,500)           (56,731)
                                                       ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ............           (81,961)          (146,320)            91,558            (11,226)
  Change in unrealized gain (loss)
   on investments ..................................         8,449,438          6,847,987          2,317,791             47,694
                                                       ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments .................         8,367,477          6,701,667          2,409,349             36,468
                                                       ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .........................            42,229                  -             70,293                  -
                                                       ---------------    ---------------    ---------------    ---------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ............   $     8,783,616          6,800,739          2,701,389             34,835
                                                       ===============    ===============    ===============    ===============

                                                         GVITIntGro3        GVITSMdCpGr        GVITSMdCpGr2       GVITMyMkt
                                                       ---------------    ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Reinvested dividends .............................                 -                  -                  -          4,316,195
  Mortality and expense risk charges (note 2) ......           (17,848)          (205,386)            (7,166)        (9,330,373)
                                                       ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ...................           (17,848)          (205,386)            (7,166)        (5,014,178)
                                                       ---------------    ---------------    ---------------    ---------------

  Proceeds from mutual fund shares sold ............           444,532         25,258,297             96,876      1,361,383,697
  Cost of mutual fund shares sold ..................          (452,250)       (22,585,486)           (93,319)    (1,361,383,697)
                                                       ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ............            (7,718)         2,672,811              3,557                  -
  Change in unrealized gain (loss)
   on investments ..................................           507,463          2,078,739            117,466                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments .................           499,745          4,751,550            121,023                  -
                                                       ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .........................                 -                  -                  -                  -
                                                       ---------------    ---------------    ---------------    ---------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ............           481,897          4,546,164            113,857         (5,014,178)
                                                       ===============    ===============    ===============    ===============

                                                         GVITNWFund         GVITNWFund2         GVITLead3         GVITSmCapGr
                                                       ---------------    ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Reinvested dividends .............................   $     2,381,952              1,932              2,243                  -
  Mortality and expense risk charges (note 2) ......        (5,705,585)           (12,735)           (13,703)          (199,093)
                                                       ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ...................        (3,323,633)           (10,803)           (11,460)          (199,093)
                                                       ---------------    ---------------    ---------------    ---------------

  Proceeds from mutual fund shares sold ............        74,569,563            123,528            781,552         24,390,159
  Cost of mutual fund shares sold ..................      (151,824,431)          (108,688)          (783,531)       (23,801,172)
                                                       ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ............       (77,254,868)            14,840             (1,979)           588,987
  Change in unrealized gain (loss)
   on investments ..................................       178,303,231            219,261            212,975          3,338,753
                                                       ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments .................       101,048,363            234,101            210,996          3,927,740
                                                       ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .........................                 -                  -                  -                  -
                                                       ---------------    ---------------    ---------------    ---------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ............   $    97,724,730            223,298            199,536          3,728,647
                                                       ===============    ===============    ===============    ===============

                                                         GVITSmCapGr2       GVITSmCapVal      GVITSmCapVal2       GVITSmComp
                                                       ---------------    ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Reinvested dividends .............................                 -                602                  -                  -
  Mortality and expense risk charges (note 2) ......           (14,158)        (1,654,761)           (28,005)        (2,655,470)
                                                       ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ...................           (14,158)        (1,654,159)           (28,005)        (2,655,470)
                                                       ---------------    ---------------    ---------------    ---------------

  Proceeds from mutual fund shares sold ............         6,936,050         78,350,013            296,679         79,169,773
  Cost of mutual fund shares sold ..................        (6,780,962)       (91,775,403)          (249,413)       (89,062,354)
                                                       ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ............           155,088        (13,425,390)            47,266         (9,892,581)
  Change in unrealized gain (loss)
   on investments ..................................            79,342         69,125,831            909,806         77,900,610
                                                       ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments .................           234,430         55,700,441            957,072         68,008,029
                                                       ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .........................                 -                  -                  -                  -
                                                       ---------------    ---------------    ---------------    ---------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ............           220,272         54,046,282            929,067         65,352,559
                                                       ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF OPERATIONS, Continued
YEAR ENDED DECEMBER 31, 2003

                                                         GVITSmComp2        GVITTGroFoc        GVITTGroFoc3       GVITUSGro2
                                                       ---------------    ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Reinvested dividends .............................   $             -                  -                  -                  -
  Mortality and expense risk charges (note 2) ......           (39,290)           (14,302)           (19,773)           (16,517)
                                                       ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ...................           (39,290)           (14,302)           (19,773)           (16,517)
                                                       ---------------    ---------------    ---------------    ---------------

  Proceeds from mutual fund shares sold ............         7,940,875            284,252          2,003,095            216,508
  Cost of mutual fund shares sold ..................        (7,744,389)          (379,387)        (1,962,160)          (185,664)
                                                       ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ............           196,486            (95,135)            40,935             30,844
  Change in unrealized gain (loss)
   on investments ..................................           701,092            537,526            482,063             26,541
                                                       ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments .................           897,578            442,391            522,998             57,385
                                                       ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .........................                 -                  -                  -            262,487
                                                       ---------------    ---------------    ---------------    ---------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ............   $       858,288            428,089            503,225            303,355
                                                       ===============    ===============    ===============    ===============

                                                         GVITUSGro3       GVITVKMultiSec         JanBal            JanCapAp
                                                       ---------------    ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Reinvested dividends .............................                 -          1,399,653             58,290             83,381
  Mortality and expense risk charges (note 2) ......           (82,089)          (349,622)           (28,303)          (474,120)
                                                       ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ...................           (82,089)         1,050,031             29,987           (390,739)
                                                       ---------------    ---------------    ---------------    ---------------

  Proceeds from mutual fund shares sold ............         4,825,181         16,235,571             27,302         28,864,344
  Cost of mutual fund shares sold ..................        (4,371,882)       (15,442,337)           (25,416)       (32,408,216)
                                                       ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ............           453,299            793,234              1,886         (3,543,872)
  Change in unrealized gain (loss)
   on investments ..................................           938,406            716,522            265,484          9,773,342
                                                       ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments .................         1,391,705          1,509,756            267,370          6,229,470
                                                       ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .........................           806,103                  -                  -                  -
                                                       ---------------    ---------------    ---------------    ---------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ............         2,115,719          2,559,787            297,357          5,838,731
                                                       ===============    ===============    ===============    ===============

                                                         JanGlTechS2         JanGlTech         JanIntGroS2         JanIntGro
                                                       ---------------    ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Reinvested dividends .............................   $             -                  -             65,021            125,039
  Mortality and expense risk charges (note 2) ......           (60,880)          (116,015)           (87,346)          (182,188)
                                                       ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ...................           (60,880)          (116,015)           (22,325)           (57,149)
                                                       ---------------    ---------------    ---------------    ---------------

  Proceeds from mutual fund shares sold ............         3,236,319          2,740,564          2,162,171         52,281,922
  Cost of mutual fund shares sold ..................        (3,189,813)        (3,968,495)        (2,318,285)       (53,010,048)
                                                       ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ............            46,506         (1,227,931)          (156,114)          (728,126)
  Change in unrealized gain (loss)
   on investments ..................................         1,629,841          4,494,448          2,255,406          5,146,892
                                                       ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments .................         1,676,347          3,266,517          2,099,292          4,418,766
                                                       ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .........................                 -                  -                  -                  -
                                                       ---------------    ---------------    ---------------    ---------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ............   $     1,615,467          3,150,502          2,076,967          4,361,617
                                                       ===============    ===============    ===============    ===============

                                                        JanRMgLgCap          MFSInvGrS           MFSValS           NBAMTFasc
                                                       ---------------    ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Reinvested dividends .............................               353                  -                151                  -
  Mortality and expense risk charges (note 2) ......            (1,542)           (20,894)           (17,708)            (6,351)
                                                       ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ...................            (1,189)           (20,894)           (17,557)            (6,351)
                                                       ---------------    ---------------    ---------------    ---------------

  Proceeds from mutual fund shares sold ............             6,516             56,585             98,277          2,025,951
  Cost of mutual fund shares sold ..................            (5,979)           (48,807)           (84,346)        (1,991,067)
                                                       ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ............               537              7,778             13,931             34,884
  Change in unrealized gain (loss)
   on investments ..................................            32,622            216,659            408,134             82,890
                                                       ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments .................            33,159            224,437            422,065            117,774
                                                       ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .........................                 -                  -                  -                331
                                                       ---------------    ---------------    ---------------    ---------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ............            31,970            203,543            404,508            111,754
                                                       ===============    ===============    ===============    ===============

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF OPERATIONS, Continued
YEAR ENDED DECEMBER 31, 2003

                                                          NBAMTGro           NBAMTGuard         NBAMTLMat          NBAMTMCGrS
                                                       ---------------    ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Reinvested dividends .............................   $             -            199,841          6,178,700                  -
  Mortality and expense risk charges (note 2) ......        (2,149,187)          (319,651)        (1,900,584)           (21,866)
                                                       ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ...................        (2,149,187)          (119,810)         4,278,116            (21,866)
                                                       ---------------    ---------------    ---------------    ---------------

  Proceeds from mutual fund shares sold ............        64,615,320         13,444,375         57,571,389          9,331,403
  Cost of mutual fund shares sold ..................       (99,618,374)       (16,458,246)       (55,770,099)        (9,182,939)
                                                       ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ............       (35,003,054)        (3,013,871)         1,801,290            148,464
  Change in unrealized gain (loss)
   on investments ..................................        78,034,859          9,387,713         (4,574,167)           272,144
                                                       ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments .................        43,031,805          6,373,842         (2,772,877)           420,608
                                                       ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .........................                 -                  -                  -                  -
                                                       ---------------    ---------------    ---------------    ---------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ............   $    40,882,618          6,254,032          1,505,239            398,742
                                                       ===============    ===============    ===============    ===============

                                                          NBAMTPart         NBAMSocRes          OppAggGro           OppBdFd
                                                       ---------------    ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Reinvested dividends .............................                 -                  -                  -         13,549,448
  Mortality and expense risk charges (note 2) ......        (2,675,175)            (2,685)          (287,824)        (3,097,912)
                                                       ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ...................        (2,675,175)            (2,685)          (287,824)        10,451,536
                                                       ---------------    ---------------    ---------------    ---------------

  Proceeds from mutual fund shares sold ............        60,833,942             49,480         44,793,021         72,875,301
  Cost of mutual fund shares sold ..................       (72,621,609)           (46,944)       (42,639,615)       (72,608,251)
                                                       ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ............       (11,787,667)             2,536          2,153,406            267,050
  Change in unrealized gain (loss)
   on investments ..................................        71,257,274             66,895          2,264,657          1,021,140
                                                       ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments .................        59,469,607             69,431          4,418,063          1,288,190
                                                       ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .........................                 -                  -                  -                  -
                                                       ---------------    ---------------    ---------------    ---------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ............        56,794,432             66,746          4,130,239         11,739,726
                                                       ===============    ===============    ===============    ===============

                                                          OppCapAp           OppCapApS          OppGlSec3          OppGlSec
                                                       ---------------    ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Reinvested dividends .............................   $       591,496                  -                  -          2,932,234
  Mortality and expense risk charges (note 2) ......        (1,941,403)           (49,847)          (218,628)        (4,750,764)
                                                       ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ...................        (1,349,907)           (49,847)          (218,628)        (1,818,530)
                                                       ---------------    ---------------    ---------------    ---------------

  Proceeds from mutual fund shares sold ............        81,523,513            130,634          6,755,719        154,925,543
  Cost of mutual fund shares sold ..................      (105,633,821)          (118,421)        (6,244,854)      (194,275,419)
                                                       ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ............       (24,110,308)            12,213            510,865        (39,349,876)
  Change in unrealized gain (loss)
   on investments ..................................        62,298,817            991,271          7,197,342        163,644,637
                                                       ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments .................        38,188,509          1,003,484          7,708,207        124,294,761
                                                       ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .........................                 -                  -                  -                  -
                                                       ---------------    ---------------    ---------------    ---------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ............   $    36,838,602            953,637          7,489,579        122,476,231
                                                       ===============    ===============    ===============    ===============

                                                         OppGlSecS          OppHighIncS         OppMSFund         OppMSFundS
                                                       ---------------    ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Reinvested dividends .............................                 -                  -            234,474                  -
  Mortality and expense risk charges (note 2) ......           (60,491)           (81,578)          (364,907)           (35,811)
                                                       ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ...................           (60,491)           (81,578)          (130,433)           (35,811)
                                                       ---------------    ---------------    ---------------    ---------------

  Proceeds from mutual fund shares sold ............        24,200,978         22,518,978         18,954,980             67,838
  Cost of mutual fund shares sold ..................       (23,358,462)       (21,767,356)       (20,959,893)           (59,221)
                                                       ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ............           842,516            751,622         (2,004,913)             8,617
  Change in unrealized gain (loss)
   on investments ..................................         1,297,032            321,597          8,287,267            743,621
                                                       ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments .................         2,139,548          1,073,219          6,282,354            752,238
                                                       ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .........................                 -                  -                  -                  -
                                                       ---------------    ---------------    ---------------    ---------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ............         2,079,057            991,641          6,151,921            716,427
                                                       ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF OPERATIONS, Continued
YEAR ENDED DECEMBER 31, 2003

                                                         OppMSSmCapS        OppMultStr         PVTDiscGro          PVTGroInc
                                                       ---------------    ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Reinvested dividends .............................   $             -          5,054,109                  -                  -
  Mortality and expense risk charges (note 2) ......           (15,922)        (2,317,248)            (4,461)            (5,763)
                                                       ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ...................           (15,922)         2,736,861             (4,461)            (5,763)
                                                       ---------------    ---------------    ---------------    ---------------

  Proceeds from mutual fund shares sold ............         2,075,583         27,292,839            271,467            717,787
  Cost of mutual fund shares sold ..................        (1,992,849)       (33,815,825)          (255,854)          (699,852)
                                                       ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ............            82,734         (6,522,986)            15,613             17,935
  Change in unrealized gain (loss)
   on investments ..................................           338,944         39,854,864             45,166            129,886
                                                       ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments .................           421,678         33,331,878             60,779            147,821
                                                       ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .........................                 -                  -                  -                  -
                                                       ---------------    ---------------    ---------------    ---------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ............   $       405,756         36,068,739             56,318            142,058
                                                       ===============    ===============    ===============    ===============

                                                          PVTIntEq          SRSTSmCapV           StOpp2             StDisc2
                                                       ---------------    ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Reinvested dividends .............................                 -                 89            298,449                  -
  Mortality and expense risk charges (note 2) ......            (9,237)               (13)        (5,571,660)        (1,011,212)
                                                       ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ...................            (9,237)                76         (5,273,211)        (1,011,212)
                                                       ---------------    ---------------    ---------------    ---------------

  Proceeds from mutual fund shares sold ............        15,922,211                  4        124,924,585         21,845,999
  Cost of mutual fund shares sold ..................       (15,634,657)                (4)      (160,702,415)       (21,736,264)
                                                       ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ............           287,554                  -        (35,777,830)           109,735
  Change in unrealized gain (loss)
   on investments ..................................            74,834                 40        166,589,913         24,697,203
                                                       ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments .................           362,388                 40        130,812,083         24,806,938
                                                       ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .........................                 -                  -                  -                  -
                                                       ---------------    ---------------    ---------------    ---------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ............           353,151                116        125,538,872         23,795,726
                                                       ===============    ===============    ===============    ===============

                                                          StIntStk2          VEWrldBd           VEWrldEMkt         VEWrldHAs
                                                       ---------------    ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Reinvested dividends .............................   $       186,801          1,158,212             44,870            182,556
  Mortality and expense risk charges (note 2) ......           (26,415)          (796,432)          (513,679)          (502,742)
                                                       ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ...................           160,386            361,780           (468,809)          (320,186)
                                                       ---------------    ---------------    ---------------    ---------------

  Proceeds from mutual fund shares sold ............        19,755,040         53,211,306         65,130,102         41,912,854
  Cost of mutual fund shares sold ..................       (20,323,442)       (45,843,065)       (57,120,504)       (40,951,297)
                                                       ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ............          (568,402)         7,368,241          8,009,598            961,557
  Change in unrealized gain (loss)
   on investments ..................................          (133,895)           900,683          9,202,940         13,679,328
                                                       ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments .................          (702,297)         8,268,924         17,212,538         14,640,885
                                                       ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .........................                 -                  -                  -                  -
                                                       ---------------    ---------------    ---------------    ---------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ............   $      (541,911)         8,630,704         16,743,729         14,320,699
                                                       ===============    ===============    ===============    ===============

                                                         VKCorPlus2           VKEmMkt            VKEmMkt2         VKUSRealEst
                                                       ---------------    ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Reinvested dividends .............................                73                  -                  -                  -
  Mortality and expense risk charges (note 2) ......            (5,194)          (296,197)            (9,382)        (1,783,406)
                                                       ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ...................            (5,121)          (296,197)            (9,382)        (1,783,406)
                                                       ---------------    ---------------    ---------------    ---------------

  Proceeds from mutual fund shares sold ............             9,934         21,873,301            188,573         32,108,838
  Cost of mutual fund shares sold ..................           (10,010)       (19,565,139)          (178,183)       (30,614,223)
                                                       ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ............               (76)         2,308,162             10,390          1,494,615
  Change in unrealized gain (loss)
   on investments ..................................            17,732          2,913,674            126,170         40,337,880
                                                       ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments .................            17,656          5,221,836            136,560         41,832,495
                                                       ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .........................               924                  -                  -                  -
                                                       ---------------    ---------------    ---------------    ---------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ............            13,459          4,925,639            127,178         40,049,089
                                                       ===============    ===============    ===============    ===============

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF OPERATIONS, Continued
YEAR ENDED DECEMBER 31, 2003

                                                        VKUSRealEst2         VicDivrStk
                                                       ---------------    ---------------
INVESTMENT ACTIVITY:
  Reinvested dividends .............................   $             -                 29
  Mortality and expense risk charges (note 2) ......           (39,655)               (22)
                                                       ---------------    ---------------
    Net investment income (loss) ...................           (39,655)                 7
                                                       ---------------    ---------------

  Proceeds from mutual fund shares sold ............           405,438                 22
  Cost of mutual fund shares sold ..................          (327,867)               (20)
                                                       ---------------    ---------------
    Realized gain (loss) on investments ............            77,571                  2
  Change in unrealized gain (loss)
   on investments ..................................           742,473                821
                                                       ---------------    ---------------
    Net gain (loss) on investments .................           820,044                823
                                                       ---------------    ---------------
  Reinvested capital gains .........................                 -                  -
                                                       ---------------    ---------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ............   $       780,389                830
                                                       ===============    ===============

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                      Total                                AIMBValue2
                                                       -----------------------------------    -----------------------------------
                                                             2003               2002                2003               2002
                                                       ----------------   ----------------    ----------------   ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) .....................   $      1,145,159         25,734,572             (34,841)                 -
  Realized gain (loss) on investments ..............       (683,847,572)    (1,544,002,777)             23,045                  -
  Change in unrealized gain (loss) on investments ..      2,937,696,419     (1,070,265,049)            813,316                  -
  Reinvested capital gains .........................          3,911,813         69,801,614                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..............      2,258,905,819     (2,518,731,640)            801,520                  -
                                                       ----------------   ----------------    ----------------   ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) ........................................      1,225,693,306        483,220,425           8,599,452                  -
  Transfers between funds ..........................                  -                  -             651,528                  -
  Redemptions (note 3) .............................     (2,059,083,438)    (2,593,912,486)            (62,080)                 -
  Annuity benefits .................................         (2,460,799)        (3,058,431)                  -                  -
  Annual contract maintenance charges (note 2) .....         (5,978,458)        (6,852,552)                (16)                 -
  Contingent deferred sales charges (note 2) .......        (11,068,102)       (17,925,114)               (219)                 -
  Adjustments to maintain reserves .................           (639,590)          (492,661)                (77)                 -
                                                       ----------------   ----------------    ----------------   ----------------
      Net equity transactions ......................       (853,537,081)    (2,139,020,819)          9,188,588                  -
                                                       ----------------   ----------------    ----------------   ----------------
Net change in contract owners' equity ..............      1,405,368,738     (4,657,752,459)          9,990,108                  -
Contract owners' equity beginning of period ........      9,986,015,760     14,643,768,219                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
Contract owners' equity end of period ..............   $ 11,391,384,498      9,986,015,760           9,990,108                  -
                                                       ================   ================    ================   ================

CHANGES IN UNITS:
  Beginning units ..................................        572,168,965        688,171,186                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
  Units purchased ..................................        531,445,699         73,657,344             749,513                  -
  Units redeemed ...................................       (545,312,002)      (189,659,565)            (23,783)                 -
                                                       ----------------   ----------------    ----------------   ----------------
  Ending units .....................................        558,302,662        572,168,965             725,730                  -
                                                       ================   ================    ================   ================

                                                                    AIMCapAp2                              AIMCapDev2
                                                       -----------------------------------    -----------------------------------
                                                             2003               2002                2003               2002
                                                       ----------------   ----------------    ----------------   ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) .....................            (11,910)                 -              (7,603)                 -
  Realized gain (loss) on investments ..............             34,912                  -               1,527                  -
  Change in unrealized gain (loss) on investments ..            191,406                  -             170,284                  -
  Reinvested capital gains .........................                  -                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..............            214,408                  -             164,208                  -
                                                       ----------------   ----------------    ----------------   ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) ........................................          2,520,568                  -           2,014,870                  -
  Transfers between funds ..........................             54,490                  -              26,675                  -
  Redemptions (note 3) .............................            (40,561)                 -             (26,084)                 -
  Annuity benefits .................................                  -                  -                   -                  -
  Annual contract maintenance charges (note 2) .....                  -                  -                  (1)                 -
  Contingent deferred sales charges (note 2) .......                (13)                 -                   -                  -
  Adjustments to maintain reserves .................              1,087                  -                 740                  -
                                                       ----------------   ----------------    ----------------   ----------------
      Net equity transactions ......................          2,535,571                  -           2,016,200                  -
                                                       ----------------   ----------------    ----------------   ----------------
Net change in contract owners' equity ..............          2,749,979                  -           2,180,408                  -
Contract owners' equity beginning of period ........                  -                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
Contract owners' equity end of period ..............          2,749,979                  -           2,180,408                  -
                                                       ================   ================    ================   ================

CHANGES IN UNITS:
  Beginning units ..................................                  -                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
  Units purchased ..................................            658,801                  -             165,975                  -
  Units redeemed ...................................           (450,318)                 -              (9,193)                 -
                                                       ----------------   ----------------    ----------------   ----------------
  Ending units .....................................            208,483                  -             156,782                  -
                                                       ================   ================    ================   ================

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                   AlgMidCapGr                             AlGrIncB
                                                       -----------------------------------    -----------------------------------
                                                             2003               2002                2003               2002
                                                       ----------------   ----------------    ----------------   ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) .....................   $             (4)                 -             (63,686)                 -
  Realized gain (loss) on investments ..............                  -                  -             509,272                  -
  Change in unrealized gain (loss) on investments ..                403                  -           1,014,900                  -
  Reinvested capital gains .........................                  -                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..............                399                  -           1,460,486                  -
                                                       ----------------   ----------------    ----------------   ----------------
EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) ........................................                  -                  -          16,400,499                  -
  Transfers between funds ..........................             23,343                  -          (3,463,845)                 -
  Redemptions (note 3) .............................                  -                  -            (182,453)                 -
  Annuity benefits .................................                  -                  -                   -                  -
  Annual contract maintenance charges (note 2) .....                  -                  -                  (3)                 -
  Contingent deferred sales charges (note 2) .......                  -                  -              (2,385)                 -
  Adjustments to maintain reserves .................                  4                  -               3,559                  -
                                                       ----------------   ----------------    ----------------   ----------------
      Net equity transactions ......................             23,347                  -          12,755,372                  -
                                                       ----------------   ----------------    ----------------   ----------------
Net change in contract owners' equity ..............             23,746                  -          14,215,858                  -
Contract owners' equity beginning of period ........                  -                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
Contract owners' equity end of period ..............   $         23,746                  -          14,215,858                  -
                                                       ================   ================    ================   ================
CHANGES IN UNITS:
  Beginning units ..................................                  -                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
  Units purchased ..................................              2,204                  -           1,455,917                  -
  Units redeemed ...................................                  -                  -            (400,434)                 -
                                                       ----------------   ----------------    ----------------   ----------------
  Ending units .....................................              2,204                  -           1,055,483                  -
                                                       ================   ================    ================   ================

                                                                   AlSmCapValB                             ACVPBal
                                                       -----------------------------------    -----------------------------------
                                                             2003               2002                2003               2002
                                                       ----------------   ----------------    ----------------   ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) .....................            (14,852)                 -           1,361,476          1,865,046
  Realized gain (loss) on investments ..............             21,787                  -          (5,263,943)        (8,775,760)
  Change in unrealized gain (loss) on investments ..            431,139                  -          21,896,981         (7,881,850)
  Reinvested capital gains .........................              2,819                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..............            440,893                  -          17,994,514        (14,792,564)
                                                       ----------------   ----------------    ----------------   ----------------
EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) ........................................          3,596,318                  -           4,510,391          4,062,976
  Transfers between funds ..........................            132,802                  -           8,719,564         (1,051,393)
  Redemptions (note 3) .............................            (41,417)                 -         (19,226,335)       (22,609,671)
  Annuity benefits .................................                  -                  -             (27,043)           (41,303)
  Annual contract maintenance charges (note 2) .....                 (1)                 -             (61,042)           (64,579)
  Contingent deferred sales charges (note 2) .......               (274)                 -            (110,064)          (162,032)
  Adjustments to maintain reserves .................              1,838                  -             (10,529)           (31,266)
                                                       ----------------   ----------------    ----------------   ----------------
      Net equity transactions ......................          3,689,266                  -          (6,205,058)       (19,897,268)
                                                       ----------------   ----------------    ----------------   ----------------

Net change in contract owners' equity ..............          4,130,159                  -          11,789,456        (34,689,832)
Contract owners' equity beginning of period ........                  -                  -         106,568,212        141,258,044
                                                       ----------------   ----------------    ----------------   ----------------
Contract owners' equity end of period ..............          4,130,159                  -         118,357,668        106,568,212
                                                       ================   ================    ================   ================

CHANGES IN UNITS:
  Beginning units ..................................                  -                  -           6,701,595          7,936,316
                                                       ----------------   ----------------    ----------------   ----------------
  Units purchased ..................................            302,988                  -           1,401,160            255,977
  Units redeemed ...................................            (20,010)                 -          (1,793,149)        (1,490,698)
                                                       ----------------   ----------------    ----------------   ----------------
  Ending units .....................................            282,978                  -           6,309,606          6,701,595
                                                       ================   ================    ================   ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                    ACVPCapAp                             ACVPIncGr
                                                       -----------------------------------    -----------------------------------
                                                             2003               2002                2003               2002
                                                       ----------------   ----------------    ----------------   ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) .....................   $     (1,810,320)        (2,446,017)            (47,368)          (104,334)
  Realized gain (loss) on investments ..............        (44,539,708)       (76,382,392)         (5,789,360)       (12,580,484)
  Change in unrealized gain (loss) on investments ..         69,567,337         32,052,620          16,389,347            (54,584)
  Reinvested capital gains .........................                  -                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..............         23,217,309        (46,775,789)         10,552,619        (12,739,402)
                                                       ----------------   ----------------    ----------------   ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) ........................................          4,567,839          6,326,191           2,880,031          2,920,674
  Transfers between funds ..........................         (5,906,316)       (17,312,710)         12,107,200         (3,443,636)
  Redemptions (note 3) .............................        (20,772,557)       (32,939,194)         (8,099,036)        (9,793,757)
  Annuity benefits .................................            (33,207)           (41,698)             (5,418)            (4,064)
  Annual contract maintenance charges (note 2) .....           (122,986)          (150,451)            (26,624)           (28,998)
  Contingent deferred sales charges (note 2) .......           (125,947)          (211,027)            (63,220)           (79,257)
  Adjustments to maintain reserves .................              9,856            (39,281)               (546)              (529)
                                                       ----------------   ----------------    ----------------   ----------------
      Net equity transactions ......................        (22,383,318)       (44,368,170)          6,792,387        (10,429,567)
                                                       ----------------   ----------------    ----------------   ----------------
Net change in contract owners' equity ..............            833,991        (91,143,959)         17,345,006        (23,168,969)
Contract owners' equity beginning of period ........        140,984,137        232,128,096          40,968,656         64,137,625
                                                       ----------------   ----------------    ----------------   ----------------
Contract owners' equity end of period ..............   $    141,818,128        140,984,137          58,313,662         40,968,656
                                                       ================   ================    ================   ================

CHANGES IN UNITS:
  Beginning units ..................................          8,313,614         10,868,054           5,125,581          6,383,548
                                                       ----------------   ----------------    ----------------   ----------------
  Units purchased ..................................            712,702            367,891           5,091,700            356,132
  Units redeemed ...................................         (2,109,329)        (2,922,331)         (4,503,251)        (1,614,099)
                                                       ----------------   ----------------    ----------------   ----------------
  Ending units .....................................          6,916,987          8,313,614           5,714,030          5,125,581
                                                       ================   ================    ================   ================

                                                                   ACVPIncGr2                           ACVPInflaPro
                                                       -----------------------------------    -----------------------------------
                                                             2003               2002                2003               2002
                                                       ----------------   ----------------    ----------------   ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) .....................            (25,409)                 -              12,611                  -
  Realized gain (loss) on investments ..............             27,356                  -              (3,770)                 -
  Change in unrealized gain (loss) on investments ..            559,852                  -             132,174                  -
  Reinvested capital gains .........................                  -                  -               2,720                  -
                                                       ----------------   ----------------    ----------------   ----------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..............            561,799                  -             143,735                  -
                                                       ----------------   ----------------    ----------------   ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) ........................................          5,495,254                  -           9,213,906                  -
  Transfers between funds ..........................            896,167                  -           4,622,069                  -
  Redemptions (note 3) .............................           (137,741)                 -            (424,726)                 -
  Annuity benefits .................................                  -                  -                   -                  -
  Annual contract maintenance charges (note 2) .....                 (3)                 -                (468)                 -
  Contingent deferred sales charges (note 2) .......               (215)                 -                (440)                 -
  Adjustments to maintain reserves .................                (11)                 -                 921                  -
                                                       ----------------   ----------------    ----------------   ----------------
      Net equity transactions ......................          6,253,451                  -          13,411,262                  -
                                                       ----------------   ----------------    ----------------   ----------------
Net change in contract owners' equity ..............          6,815,250                  -          13,554,997                  -
Contract owners' equity beginning of period ........                  -                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
Contract owners' equity end of period ..............          6,815,250                  -          13,554,997                  -
                                                       ================   ================    ================   ================
CHANGES IN UNITS:
  Beginning units ..................................                  -                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
  Units purchased ..................................            575,001                  -           1,653,302                  -
  Units redeemed ...................................            (61,531)                 -            (350,046)                 -
                                                       ----------------   ----------------    ----------------   ----------------
  Ending units .....................................            513,470                  -           1,303,256                  -
                                                       ================   ================    ================   ================

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                     ACVPInt                               ASVPInt2
                                                       -----------------------------------    -----------------------------------
                                                             2003               2002                2003               2002
                                                       ----------------   ----------------    ----------------   ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) .....................   $       (460,945)          (620,488)            (42,308)                 -
  Realized gain (loss) on investments ..............         (5,299,510)       (43,951,657)          1,879,487                  -
  Change in unrealized gain (loss) on investments ..         22,469,297         12,417,192              80,520                  -
  Reinvested capital gains .........................                  -                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..............         16,708,842        (32,154,953)          1,917,699                  -
                                                       ----------------   ----------------    ----------------   ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) ........................................              9,897          2,495,557           2,389,495                  -
  Transfers between funds ..........................         (9,348,431)       (32,867,998)           (196,910)                 -
  Redemptions (note 3) .............................        (14,207,152)       (27,011,032)         (1,018,281)                 -
  Annuity benefits .................................            (50,997)           (67,171)                  -                  -
  Annual contract maintenance charges (note 2) .....            (47,429)           (68,086)                  -                  -
  Contingent deferred sales charges (note 2) .......            (90,365)          (205,744)               (544)                 -
  Adjustments to maintain reserves .................           (286,628)          (249,944)                (28)                 -
                                                       ----------------   ----------------    ----------------   ----------------
      Net equity transactions ......................        (24,021,105)       (57,974,418)          1,173,732                  -
                                                       ----------------   ----------------    ----------------   ----------------
Net change in contract owners' equity ..............         (7,312,263)       (90,129,371)          3,091,431                  -
Contract owners' equity beginning of period ........         93,959,791        184,089,162                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
Contract owners' equity end of period ..............   $     86,647,528         93,959,791           3,091,431                  -
                                                       ================   ================    ================   ================

CHANGES IN UNITS:
  Beginning units ..................................          7,997,923         12,314,247                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
  Units purchased ..................................              2,388            187,714          11,361,060                  -
  Units redeemed ...................................         (1,992,091)        (4,504,038)        (11,122,173)                 -
                                                       ----------------   ----------------    ----------------   ----------------
  Ending units .....................................          6,008,220          7,997,923             238,887                  -
                                                       ================   ================    ================   ================

                                                                     ACVPInt3                             ACVPUltra
                                                       -----------------------------------    -----------------------------------
                                                             2003               2002                2003               2002
                                                       ----------------   ----------------    ----------------   ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) .....................           (119,864)          (101,635)            (48,005)            (5,353)
  Realized gain (loss) on investments ..............         (1,557,756)          (469,749)            439,723           (116,489)
  Change in unrealized gain (loss) on investments ..          5,934,876         (1,766,743)            394,262            (43,681)
  Reinvested capital gains .........................                  -                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..............          4,257,256         (2,338,127)            785,980           (165,523)
                                                       ----------------   ----------------    ----------------   ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) ........................................          4,457,402          3,621,239             331,587             32,338
  Transfers between funds ..........................          3,286,987         15,378,488           4,197,145          1,496,835
  Redemptions (note 3) .............................         (3,411,449)        (1,622,472)           (611,900)          (210,861)
  Annuity benefits .................................               (268)                 -                   -                  -
  Annual contract maintenance charges (note 2) .....             (9,058)            (3,117)             (1,050)              (395)
  Contingent deferred sales charges (note 2) .......            (23,527)           (13,452)             (2,389)            (1,002)
  Adjustments to maintain reserves .................            244,074            208,889                   -                (27)
                                                       ----------------   ----------------    ----------------   ----------------
      Net equity transactions ......................          4,544,161         17,569,575           3,913,393          1,316,888
                                                       ----------------   ----------------    ----------------   ----------------
Net change in contract owners' equity ..............          8,801,417         15,231,448           4,699,373          1,151,365
Contract owners' equity beginning of period ........         15,231,448                  -           1,151,365                  -
                                                       ----------------   ----------------    ----------------   ----------------
Contract owners' equity end of period ..............         24,032,865         15,231,448           5,850,738          1,151,365
                                                       ================   ================    ================   ================

CHANGES IN UNITS:
  Beginning units ..................................          1,893,970                  -             144,545                  -
                                                       ----------------   ----------------    ----------------   ----------------
  Units purchased ..................................          2,494,822          2,042,980           1,551,197            162,061
  Units redeemed ...................................         (1,956,830)          (149,010)         (1,099,673)           (17,516)
                                                       ----------------   ----------------    ----------------   ----------------
  Ending units .....................................          2,431,962          1,893,970             596,069            144,545
                                                       ================   ================    ================   ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                    ACVPUltra2                             ACVPVal
                                                       -----------------------------------    -----------------------------------
                                                             2003               2002                2003               2002
                                                       ----------------   ----------------    ----------------   ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) .....................   $        (13,095)                 -            (380,537)          (739,448)
  Realized gain (loss) on investments ..............                396                  -          (5,691,230)        (6,505,705)
  Change in unrealized gain (loss) on investments ..            181,580                  -          41,317,833        (35,804,889)
  Reinvested capital gains .........................                  -                  -                   -         11,477,528
                                                       ----------------   ----------------    ----------------   ----------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..............            168,881                  -          35,246,066        (31,572,514)
                                                       ----------------   ----------------    ----------------   ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) ........................................          2,556,760                  -           8,033,986          8,823,877
  Transfers between funds ..........................            470,963                  -            (965,154)         3,430,312
  Redemptions (note 3) .............................            (20,398)                 -         (28,566,165)       (39,726,096)
  Annuity benefits .................................                  -                  -             (54,476)           (54,407)
  Annual contract maintenance charges (note 2) .....                 (2)                 -             (68,975)           (75,304)
  Contingent deferred sales charges (note 2) .......                 (7)                 -            (175,495)          (273,480)
  Adjustments to maintain reserves .................                (24)                 -             (10,118)            (5,257)
                                                       ----------------   ----------------    ----------------   ----------------
      Net equity transactions ......................          3,007,292                  -         (21,806,397)       (27,880,355)
                                                       ----------------   ----------------    ----------------   ----------------
Net change in contract owners' equity ..............          3,176,173                  -          13,439,669        (59,452,869)
Contract owners' equity beginning of period ........                  -                  -         151,466,928        210,919,797
                                                       ----------------   ----------------    ----------------   ----------------
Contract owners' equity end of period ..............   $      3,176,173                  -         164,906,597        151,466,928
                                                       ================   ================    ================   ================

CHANGES IN UNITS:
  Beginning units ..................................                  -                  -          10,608,306         12,737,342
                                                       ----------------   ----------------    ----------------   ----------------
  Units purchased ..................................            257,215                  -           5,187,946            949,683
  Units redeemed ...................................             (5,251)                 -          (6,726,184)        (3,078,719)
                                                       ----------------   ----------------    ----------------   ----------------
  Ending units .....................................            251,964                  -           9,070,068         10,608,306
                                                       ================   ================    ================   ================

                                                                     ACVPVal2                              AmerGro
                                                       -----------------------------------    -----------------------------------
                                                             2003               2002                2003               2002
                                                       ----------------   ----------------    ----------------   ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) .....................            (40,372)                 -            (165,688)          (225,125)
  Realized gain (loss) on investments ..............             10,708                  -            (550,620)          (907,680)
  Change in unrealized gain (loss) on investments ..          1,053,828                  -           6,168,902         (5,001,220)
  Reinvested capital gains .........................                  -                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..............          1,024,164                  -           5,452,594         (6,134,025)
                                                       ----------------   ----------------    ----------------   ----------------
EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) ........................................         10,088,038                  -             251,768            271,515
  Transfers between funds ..........................            983,084                  -            (119,978)        (1,000,210)
  Redemptions (note 3) .............................           (259,515)                 -          (1,524,664)        (2,901,591)
  Annuity benefits .................................                  -                  -             (10,705)           (11,746)
  Annual contract maintenance charges (note 2) .....                 (4)                 -              (8,690)            (9,744)
  Contingent deferred sales charges (note 2) .......               (815)                 -              (2,599)           (11,092)
  Adjustments to maintain reserves .................                890                  -                 218             16,342
                                                       ----------------   ----------------    ----------------   ----------------
      Net equity transactions ......................         10,811,678                  -          (1,414,650)        (3,646,526)
                                                       ----------------   ----------------    ----------------   ----------------
Net change in contract owners' equity ..............         11,835,842                  -           4,037,944         (9,780,551)
Contract owners' equity beginning of period ........                  -                  -          16,224,490         26,005,041
                                                       ----------------   ----------------    ----------------   ----------------
Contract owners' equity end of period ..............         11,835,842                  -          20,262,434         16,224,490
                                                       ================   ================    ================   ================
CHANGES IN UNITS:
  Beginning units ..................................                  -                  -             395,501            473,727
                                                       ----------------   ----------------    ----------------   ----------------
  Units purchased ..................................            929,149                  -              10,871              5,851
  Units redeemed ...................................            (54,077)                 -             (41,307)           (84,077)
                                                       ----------------   ----------------    ----------------   ----------------
  Ending units .....................................            875,072                  -             365,065            395,501
                                                       ================   ================    ================   ================

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                    AmerHiYld                             AmerUSGvt
                                                       -----------------------------------    -----------------------------------
                                                             2003               2002                2003               2002
                                                       ----------------   ----------------    ----------------   ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) .....................   $        186,737            113,622              69,720            100,576
  Realized gain (loss) on investments ..............            340,022           (334,747)             41,606            240,993
  Change in unrealized gain (loss) on investments ..            (48,088)           171,283             (73,842)           (98,831)
  Reinvested capital gains .........................                  -                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..............            478,671            (49,842)             37,484            242,738
                                                       ----------------   ----------------    ----------------   ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) ........................................             54,870             37,101              41,380             31,735
  Transfers between funds ..........................            937,484             44,786            (154,831)           457,145
  Redemptions (note 3) .............................           (133,231)          (231,202)           (274,258)          (379,935)
  Annuity benefits .................................             (6,707)            (5,854)             (5,491)            (5,349)
  Annual contract maintenance charges (note 2) .....             (1,180)            (1,018)             (2,082)            (2,290)
  Contingent deferred sales charges (note 2) .......               (791)              (748)               (893)              (173)
  Adjustments to maintain reserves .................                624                237                  93                 61
                                                       ----------------   ----------------    ----------------   ----------------
      Net equity transactions ......................            851,069           (156,698)           (396,082)           101,194
                                                       ----------------   ----------------    ----------------   ----------------
Net change in contract owners' equity ..............          1,329,740           (206,540)           (358,598)           343,932
Contract owners' equity beginning of period ........          1,405,618          1,612,158           3,301,968          2,958,036
                                                       ----------------   ----------------    ----------------   ----------------
Contract owners' equity end of period ..............   $      2,735,358          1,405,618           2,943,370          3,301,968
                                                       ================   ================    ================   ================
CHANGES IN UNITS:
  Beginning units ..................................             52,094             57,996             125,824            121,523
                                                       ----------------   ----------------    ----------------   ----------------
  Units purchased ..................................            406,111              3,237              25,885              6,182
  Units redeemed ...................................           (378,366)            (9,139)            (40,778)            (1,881)
                                                       ----------------   ----------------    ----------------   ----------------
  Ending units .....................................             79,839             52,094             110,931            125,824
                                                       ================   ================    ================   ================

                                                                      ChScMM                               CSGPVen
                                                       -----------------------------------    -----------------------------------
                                                             2003               2002                2003               2002
                                                       ----------------   ----------------    ----------------   ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) .....................               (659)                 -             (83,532)          (144,863)
  Realized gain (loss) on investments ..............                  -                  -            (348,496)        (3,431,500)
  Change in unrealized gain (loss) on investments ..                  -                  -           2,784,367         (1,046,014)
  Reinvested capital gains .........................                  -                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..............               (659)                 -           2,352,339         (4,622,377)
                                                       ----------------   ----------------    ----------------   ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) ........................................          2,246,518                  -              13,668            302,688
  Transfers between funds ..........................            210,896                  -            (595,919)        (3,664,654)
  Redemptions (note 3) .............................                  -                  -          (1,040,546)        (2,176,490)
  Annuity benefits .................................                  -                  -              (6,553)            (2,593)
  Annual contract maintenance charges (note 2) .....                  -                  -              (4,707)            (7,163)
  Contingent deferred sales charges (note 2) .......                  -                  -              (6,203)           (20,187)
  Adjustments to maintain reserves .................                  4                  -              (9,549)            (7,700)
                                                       ----------------   ----------------    ----------------   ----------------
      Net equity transactions ......................          2,457,418                  -          (1,649,809)        (5,576,099)
                                                       ----------------   ----------------    ----------------   ----------------
Net change in contract owners' equity ..............          2,456,759                  -             702,530        (10,198,476)
Contract owners' equity beginning of period ........                  -                  -           6,142,047         16,340,523
                                                       ----------------   ----------------    ----------------   ----------------
Contract owners' equity end of period ..............          2,456,759                  -           6,844,577          6,142,047
                                                       ================   ================    ================   ================

CHANGES IN UNITS:
  Beginning units ..................................                  -                  -             871,300          1,505,921
                                                       ----------------   ----------------    ----------------   ----------------
  Units purchased ..................................          1,401,383                  -                 179             34,682
  Units redeemed ...................................         (1,155,429)                 -            (205,968)          (669,303)
                                                       ----------------   ----------------    ----------------   ----------------
  Ending units .....................................            245,954                  -             665,511            871,300
                                                       ================   ================    ================   ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                     CSIntFoc                             CSSmCapGr
                                                       -----------------------------------    -----------------------------------
                                                             2003               2002                2003               2002
                                                       ----------------   ----------------    ----------------   ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) .....................   $       (457,453)        (1,096,453)         (1,721,738)        (2,178,307)
  Realized gain (loss) on investments ..............         (2,321,019)        (4,130,657)        (16,021,800)       (94,035,606)
  Change in unrealized gain (loss) on investments ..         16,520,165        (12,011,179)         66,528,895         22,685,298
  Reinvested capital gains .........................                  -                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..............         13,741,693        (17,238,289)         48,785,357        (73,528,615)
                                                       ----------------   ----------------    ----------------   ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) ........................................             13,763          1,730,483           4,964,778          6,745,767
  Transfers between funds ..........................         (3,927,479)       (17,481,502)          1,710,292        (30,158,525)
  Redemptions (note 3) .............................         (9,052,557)       (13,078,391)        (21,917,446)       (26,244,893)
  Annuity benefits .................................            (18,905)           (25,504)            (20,724)           (29,107)
  Annual contract maintenance charges (note 2) .....            (25,396)           (36,213)            (78,593)           (94,477)
  Contingent deferred sales charges (note 2) .......            (48,600)          (118,023)           (148,332)          (255,936)
  Adjustments to maintain reserves .................           (124,417)           (33,584)             16,370              8,357
                                                       ----------------   ----------------    ----------------   ----------------
      Net equity transactions ......................        (13,183,591)       (29,042,734)        (15,473,655)       (50,028,814)
                                                       ----------------   ----------------    ----------------   ----------------
Net change in contract owners' equity ..............            558,102        (46,281,023)         33,311,702       (123,557,429)
Contract owners' equity beginning of period ........         54,269,073        100,550,096         113,874,802        237,432,231
                                                       ----------------   ----------------    ----------------   ----------------
Contract owners' equity end of period ..............   $     54,827,175         54,269,073         147,186,504        113,874,802
                                                       ================   ================    ================   ================

CHANGES IN UNITS:
  Beginning units ..................................          6,977,625         10,217,779          10,206,558         13,924,081
                                                       ----------------   ----------------    ----------------   ----------------
  Units purchased ..................................                201            194,490           3,174,699            505,009
  Units redeemed ...................................         (1,611,321)        (3,434,644)         (4,382,188)        (4,222,532)
                                                       ----------------   ----------------    ----------------   ----------------
  Ending units .....................................          5,366,505          6,977,625           8,999,069         10,206,558
                                                       ================   ================    ================   ================

                                                                   DrySmCapIxS                             DrySRGro
                                                       -----------------------------------    -----------------------------------
                                                             2003               2002                2003               2002
                                                       ----------------   ----------------    ----------------   ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) .....................           (104,149)            (8,195)         (1,475,364)        (1,859,414)
  Realized gain (loss) on investments ..............          2,313,459           (740,118)        (16,758,476)       (24,240,570)
  Change in unrealized gain (loss) on investments ..          1,155,570            541,069          44,374,048        (33,015,865)
  Reinvested capital gains .........................            136,675                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..............          3,501,555           (207,244)         26,140,208        (59,115,849)
                                                       ----------------   ----------------    ----------------   ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) ........................................          5,435,256            735,492           7,366,583         10,564,044
  Transfers between funds ..........................         16,382,008          3,258,070           1,250,672        (22,338,756)
  Redemptions (note 3) .............................         (1,679,336)          (248,053)        (16,654,740)       (26,815,664)
  Annuity benefits .................................                (34)                 -             (34,240)           (44,982)
  Annual contract maintenance charges (note 2) .....             (2,619)              (419)           (120,161)          (148,100)
  Contingent deferred sales charges (note 2) .......             (5,568)            (1,149)           (163,216)          (275,636)
  Adjustments to maintain reserves .................               (329)             9,747             (47,676)            30,210
                                                       ----------------   ----------------    ----------------   ----------------
      Net equity transactions ......................         20,129,378          3,753,688          (8,402,778)       (39,028,884)
                                                       ----------------   ----------------    ----------------   ----------------
Net change in contract owners' equity ..............         23,630,933          3,546,444          17,737,430        (98,144,733)
Contract owners' equity beginning of period ........          3,546,444                  -         117,905,006        216,049,739
                                                       ----------------   ----------------    ----------------   ----------------
Contract owners' equity end of period ..............         27,177,377          3,546,444         135,642,436        117,905,006
                                                       ================   ================    ================   ================

CHANGES IN UNITS:
  Beginning units ..................................            466,308                  -           7,243,408          9,331,556
                                                       ----------------   ----------------    ----------------   ----------------
  Units purchased ..................................          7,851,360            493,578           1,464,794            571,625
  Units redeemed ...................................         (5,827,365)           (27,270)         (2,006,574)        (2,659,773)
                                                       ----------------   ----------------    ----------------   ----------------
  Ending units .....................................          2,490,303            466,308           6,701,628          7,243,408
                                                       ================   ================    ================   ================

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                     DryStkIx                             DryStkIxS
                                                       -----------------------------------    -----------------------------------
                                                             2003               2002                2003               2002
                                                       ----------------   ----------------    ----------------   ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) .....................   $        899,453           (430,860)              8,794                  -
  Realized gain (loss) on investments ..............       (101,266,417)       (83,636,673)             15,178                  -
  Change in unrealized gain (loss) on investments ..        273,408,147       (176,467,086)          1,424,407                  -
  Reinvested capital gains .........................                  -                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..............        173,041,183       (260,534,619)          1,448,379                  -
                                                       ----------------   ----------------    ----------------   ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) ........................................         30,731,676         40,723,813          18,238,285                  -
  Transfers between funds ..........................        (24,274,689)       (60,474,912)          1,169,797                  -
  Redemptions (note 3) .............................       (121,985,974)      (159,720,365)           (132,543)                 -
  Annuity benefits .................................           (204,496)          (385,307)                  -                  -
  Annual contract maintenance charges (note 2) .....           (448,241)          (526,371)                 (9)                 -
  Contingent deferred sales charges (note 2) .......           (919,919)        (1,452,803)               (344)                 -
  Adjustments to maintain reserves .................            (46,248)           (77,573)                628                  -
                                                       ----------------   ----------------    ----------------   ----------------
      Net equity transactions ......................       (117,147,891)      (181,913,518)         19,275,814                  -
                                                       ----------------   ----------------    ----------------   ----------------
Net change in contract owners' equity ..............         55,893,292       (442,448,137)         20,724,193                  -
Contract owners' equity beginning of period ........        741,972,235      1,184,420,372                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
Contract owners' equity end of period ..............   $    797,865,527        741,972,235          20,724,193                  -
                                                       ================   ================    ================   ================

CHANGES IN UNITS:
  Beginning units ..................................         38,520,995         47,103,460                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
  Units purchased ..................................         11,400,953          1,947,444           1,630,547                  -
  Units redeemed ...................................        (17,222,533)       (10,529,909)            (67,463)                 -
                                                       ----------------   ----------------    ----------------   ----------------
  Ending units .....................................         32,699,415         38,520,995           1,563,084                  -
                                                       ================   ================    ================   ================

                                                                    DryVIFApp                             DryVIFAppS
                                                       -----------------------------------    -----------------------------------
                                                             2003               2002                2003               2002
                                                       ----------------   ----------------    ----------------   ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) .....................             (3,858)          (303,982)             30,393                  -
  Realized gain (loss) on investments ..............         (7,595,840)       (13,627,300)             16,359                  -
  Change in unrealized gain (loss) on investments ..         20,107,375         (4,305,136)            299,290                  -
  Reinvested capital gains .........................                  -                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..............         12,507,677        (18,236,418)            346,042                  -
                                                       ----------------   ----------------    ----------------   ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) ........................................          3,558,370          4,508,884           4,200,157                  -
  Transfers between funds ..........................         (3,247,030)           587,061             478,871                  -
  Redemptions (note 3) .............................        (11,557,502)       (17,222,501)            (27,294)                 -
  Annuity benefits .................................            (25,563)           (32,922)                  -                  -
  Annual contract maintenance charges (note 2) .....            (43,317)           (50,573)                 (2)                 -
  Contingent deferred sales charges (note 2) .......            (93,387)          (132,819)                  -                  -
  Adjustments to maintain reserves .................            (49,660)            11,416                 (25)                 -
                                                       ----------------   ----------------    ----------------   ----------------
      Net equity transactions ......................        (11,458,089)       (12,331,454)          4,651,707                  -
                                                       ----------------   ----------------    ----------------   ----------------
Net change in contract owners' equity ..............          1,049,588        (30,567,872)          4,997,749                  -
Contract owners' equity beginning of period ........         73,553,647        104,121,519                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
Contract owners' equity end of period ..............         74,603,235         73,553,647           4,997,749                  -
                                                       ================   ================    ================   ================

CHANGES IN UNITS:
  Beginning units ..................................          7,086,046          8,242,002                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
  Units purchased ..................................          2,300,530            485,766             422,181                  -
  Units redeemed ...................................         (3,373,575)        (1,641,722)            (25,432)                 -
                                                       ----------------   ----------------    ----------------   ----------------
  Ending units .....................................          6,013,001          7,086,046             396,749                  -
                                                       ================   ================    ================   ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                   DryVIFDevLdS                          DryVIFGrInc
                                                       -----------------------------------    -----------------------------------
                                                             2003               2002                2003               2002
                                                       ----------------   ----------------    ----------------   ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) .....................   $         (5,826)                 -            (240,475)          (499,579)
  Realized gain (loss) on investments ..............              1,620                  -          (5,198,024)       (10,240,454)
  Change in unrealized gain (loss) on investments ..            118,384                  -          15,452,052         (9,457,990)
  Reinvested capital gains .........................                  -                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..............            114,178                  -          10,013,553        (20,198,023)
                                                       ----------------   ----------------    ----------------   ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) ........................................          1,604,456                  -           2,649,250          2,884,641
  Transfers between funds ..........................             89,009                  -          (2,140,819)        (6,099,209)
  Redemptions (note 3) .............................             (7,101)                 -          (6,994,531)       (11,175,762)
  Annuity benefits .................................                  -                  -                (179)              (252)
  Annual contract maintenance charges (note 2) .....                  -                  -             (33,045)           (40,988)
  Contingent deferred sales charges (note 2) .......                  -                  -             (69,053)          (114,333)
  Adjustments to maintain reserves .................                 28                  -              (3,519)            (4,020)
                                                       ----------------   ----------------    ----------------   ----------------
      Net equity transactions ......................          1,686,392                  -          (6,591,896)       (14,549,923)
                                                       ----------------   ----------------    ----------------   ----------------
Net change in contract owners' equity ..............          1,800,570                  -           3,421,657        (34,747,946)
Contract owners' equity beginning of period ........                  -                  -          46,739,438         81,487,384
                                                       ----------------   ----------------    ----------------   ----------------
Contract owners' equity end of period ..............   $      1,800,570                  -          50,161,095         46,739,438
                                                       ================   ================    ================   ================

CHANGES IN UNITS:
  Beginning units ..................................                  -                  -           4,941,819          6,347,774
                                                       ----------------   ----------------    ----------------   ----------------
  Units purchased ..................................            132,512                  -             823,536            281,833
  Units redeemed ...................................             (1,274)                 -          (1,519,385)        (1,687,788)
                                                       ----------------   ----------------    ----------------   ----------------
  Ending units .....................................            131,238                  -           4,245,970          4,941,819
                                                       ================   ================    ================   ================

                                                                    FedAmLeadS                            FedCapApS
                                                       -----------------------------------    -----------------------------------
                                                             2003               2002                2003               2002
                                                       ----------------   ----------------    ----------------   ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) .....................             (3,109)                 -              (9,124)                 -
  Realized gain (loss) on investments ..............                168                  -                 367                  -
  Change in unrealized gain (loss) on investments ..             82,355                  -             172,896                  -
  Reinvested capital gains .........................                  -                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..............             79,414                  -             164,139                  -
                                                       ----------------   ----------------    ----------------   ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) ........................................            919,099                  -           1,980,848                  -
  Transfers between funds ..........................              3,771                  -             118,526                  -
  Redemptions (note 3) .............................             (1,171)                 -              (8,485)                 -
  Annuity benefits .................................                  -                  -                   -                  -
  Annual contract maintenance charges (note 2) .....                  -                  -                   -                  -
  Contingent deferred sales charges (note 2) .......                  -                  -                 (43)                 -
  Adjustments to maintain reserves .................                (20)                 -                 (35)                 -
                                                       ----------------   ----------------    ----------------   ----------------
      Net equity transactions ......................            921,679                  -           2,090,811                  -
                                                       ----------------   ----------------    ----------------   ----------------
Net change in contract owners' equity ..............          1,001,093                  -           2,254,950                  -
Contract owners' equity beginning of period ........                  -                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
Contract owners' equity end of period ..............          1,001,093                  -           2,254,950                  -
                                                       ================   ================    ================   ================

CHANGES IN UNITS:
  Beginning units ..................................                  -                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
  Units purchased ..................................             77,908                  -             186,808                  -
  Units redeemed ...................................               (551)                 -              (9,148)                 -
                                                       ----------------   ----------------    ----------------   ----------------
  Ending units .....................................             77,357                  -             177,660                  -
                                                       ================   ================    ================   ================

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                    FedQualBd                             FedQualBdS
                                                       -----------------------------------    -----------------------------------
                                                             2003               2002                2003               2002
                                                       ----------------   ----------------    ----------------   ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) .....................   $        763,352           (119,603)            (70,429)                 -
  Realized gain (loss) on investments ..............            844,114             94,175              (8,124)                 -
  Change in unrealized gain (loss) on investments ..           (644,866)           933,066             221,945                  -
  Reinvested capital gains .........................                  -                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..............            962,600            907,638             143,392                  -
                                                       ----------------   ----------------    ----------------   ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) ........................................          1,850,868            626,205          17,816,853                  -
  Transfers between funds ..........................         12,936,110         28,231,022            (653,933)                 -
  Redemptions (note 3) .............................         (8,870,414)        (2,408,563)           (210,464)                 -
  Annuity benefits .................................                  -                  -                   -                  -
  Annual contract maintenance charges (note 2) .....            (12,598)            (2,822)                 (1)                 -
  Contingent deferred sales charges (note 2) .......            (48,710)           (10,311)             (1,296)                 -
  Adjustments to maintain reserves .................                (91)                (8)             (1,103)                 -
                                                       ----------------   ----------------    ----------------   ----------------
      Net equity transactions ......................          5,855,165         26,435,523          16,950,056                  -
                                                       ----------------   ----------------    ----------------   ----------------

Net change in contract owners' equity ..............          6,817,765         27,343,161          17,093,448                  -
Contract owners' equity beginning of period ........         27,343,161                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
Contract owners' equity end of period ..............   $     34,160,926         27,343,161          17,093,448                  -
                                                       ================   ================    ================   ================

CHANGES IN UNITS:
  Beginning units ..................................          2,559,029                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
  Units purchased ..................................          3,989,954          2,756,164           1,887,702                  -
  Units redeemed ...................................         (3,451,939)          (197,135)           (222,064)                 -
                                                       ----------------   ----------------    ----------------   ----------------
  Ending units .....................................          3,097,044          2,559,029           1,665,638                  -
                                                       ================   ================    ================   ================

                                                                     FidVIPEI                             FidVIPEI2
                                                       -----------------------------------    -----------------------------------
                                                             2003               2002                2003               2002
                                                       ----------------   ----------------    ----------------   ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) .....................          5,760,266          6,807,884             (92,822)                 -
  Realized gain (loss) on investments ..............        (38,413,192)        (4,889,155)              6,220                  -
  Change in unrealized gain (loss) on investments ..        301,584,585       (305,472,535)          2,486,962                  -
  Reinvested capital gains .........................                  -         33,668,686                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..............        268,931,659       (269,885,120)          2,400,360                  -
                                                       ----------------   ----------------    ----------------   ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) ........................................         31,094,431         37,312,622          22,964,979                  -
  Transfers between funds ..........................          4,439,036        (48,489,142)          1,669,692                  -
  Redemptions (note 3) .............................       (190,620,021)      (241,938,074)           (406,402)                 -
  Annuity benefits .................................           (235,593)          (293,474)                  -                  -
  Annual contract maintenance charges (note 2) .....           (577,565)          (679,995)                (19)                 -
  Contingent deferred sales charges (note 2) .......           (940,004)        (1,516,921)             (1,932)                 -
  Adjustments to maintain reserves .................           (105,987)           (77,811)                (58)                 -
                                                       ----------------   ----------------    ----------------   ----------------
      Net equity transactions ......................       (156,945,703)      (255,682,795)         24,226,260                  -
                                                       ----------------   ----------------    ----------------   ----------------

Net change in contract owners' equity ..............        111,985,956       (525,567,915)         26,626,620                  -
Contract owners' equity beginning of period ........      1,061,783,553      1,587,351,468                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
Contract owners' equity end of period ..............      1,173,769,509      1,061,783,553          26,626,620                  -
                                                       ================   ================    ================   ================

CHANGES IN UNITS:
  Beginning units ..................................         41,305,904         51,133,930                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
  Units purchased ..................................          5,581,974          1,448,789           2,033,172                  -
  Units redeemed ...................................        (11,768,011)       (11,276,815)            (69,430)                 -
                                                       ----------------   ----------------    ----------------   ----------------
  Ending units .....................................         35,119,867         41,305,904           1,963,742                  -
                                                       ================   ================    ================   ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                     FidVIPGr                             FidVIPGr2
                                                       -----------------------------------    -----------------------------------
                                                             2003               2002                2003               2002
                                                       ----------------   ----------------    ----------------   ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) .....................   $    (11,721,759)       (15,667,809)            (53,752)                 -
  Realized gain (loss) on investments ..............       (161,116,816)      (209,352,726)             14,973                  -
  Change in unrealized gain (loss) on investments ..        473,266,921       (343,584,643)            935,478                  -
  Reinvested capital gains .........................                  -                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..............        300,428,346       (568,605,178)            896,699                  -
                                                       ----------------   ----------------    ----------------   ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) ........................................         43,028,978         60,234,638          12,793,489                  -
  Transfers between funds ..........................        (24,497,642)      (147,566,888)          1,098,810                  -
  Redemptions (note 3) .............................       (180,070,426)      (265,273,480)           (207,858)                 -
  Annuity benefits .................................           (370,148)          (461,426)                  -                  -
  Annual contract maintenance charges (note 2) .....           (825,284)        (1,017,331)                (21)                 -
  Contingent deferred sales charges (note 2) .......         (1,073,247)        (1,870,864)             (1,059)                 -
  Adjustments to maintain reserves .................           (317,650)          (164,555)               (137)                 -
                                                       ----------------   ----------------    ----------------   ----------------
      Net equity transactions ......................       (164,125,419)      (356,119,906)         13,683,224                  -
                                                       ----------------   ----------------    ----------------   ----------------

Net change in contract owners' equity ..............        136,302,927       (924,725,084)         14,579,923                  -
Contract owners' equity beginning of period ........      1,072,241,575      1,996,966,659                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
Contract owners' equity end of period ..............   $  1,208,544,502      1,072,241,575          14,579,923                  -
                                                       ================   ================    ================   ================

CHANGES IN UNITS:
  Beginning units ..................................         36,598,859         48,260,844                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
  Units purchased ..................................          7,614,291          1,992,185           1,148,122                  -
  Units redeemed ...................................        (13,356,017)       (13,654,170)            (76,034)                 -
                                                       ----------------   ----------------    ----------------   ----------------
  Ending units .....................................         30,857,133         36,598,859           1,072,088                  -
                                                       ================   ================    ================   ================

                                                                     FidVIPHI                              FidVIPOv
                                                       -----------------------------------    -----------------------------------
                                                             2003               2002                2003               2002
                                                       ----------------   ----------------    ----------------   ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) .....................         13,997,380         22,238,430            (707,369)        (1,067,982)
  Realized gain (loss) on investments ..............         18,265,268        (62,489,118)         (5,391,469)       (47,907,256)
  Change in unrealized gain (loss) on investments ..         27,266,743         44,629,101          64,005,737         (2,525,132)
  Reinvested capital gains .........................                  -                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..............         59,529,391          4,378,413          57,906,899        (51,500,370)
                                                       ----------------   ----------------    ----------------   ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) ........................................          7,119,822          7,475,120              14,023          3,424,022
  Transfers between funds ..........................         39,314,844          7,024,456          (9,572,345)       (30,641,605)
  Redemptions (note 3) .............................        (54,296,724)       (49,852,514)        (27,194,787)       (43,916,754)
  Annuity benefits .................................            (51,761)           (69,530)            (45,846)           (63,828)
  Annual contract maintenance charges (note 2) .....           (114,972)          (105,933)           (116,880)          (152,665)
  Contingent deferred sales charges (note 2) .......           (226,171)          (336,131)           (119,724)          (247,260)
  Adjustments to maintain reserves .................            (27,821)           (12,203)           (700,295)          (196,611)
                                                       ----------------   ----------------    ----------------   ----------------
      Net equity transactions ......................         (8,282,783)       (35,876,735)        (37,735,854)       (71,794,701)
                                                       ----------------   ----------------    ----------------   ----------------

Net change in contract owners' equity ..............         51,246,608        (31,498,322)         20,171,045       (123,295,071)
Contract owners' equity beginning of period ........        232,133,023        263,631,345         167,924,648        291,219,719
                                                       ----------------   ----------------    ----------------   ----------------
Contract owners' equity end of period ..............        283,379,631        232,133,023         188,095,693        167,924,648
                                                       ================   ================    ================   ================

CHANGES IN UNITS:
  Beginning units ..................................         17,053,114         20,055,329          12,965,489         17,812,066
                                                       ----------------   ----------------    ----------------   ----------------
  Units purchased ..................................         21,585,210          1,231,322               1,213            233,289
  Units redeemed ...................................        (22,140,923)        (4,233,537)         (2,731,588)        (5,079,866)
                                                       ----------------   ----------------    ----------------   ----------------
  Ending units .....................................         16,497,401         17,053,114          10,235,114         12,965,489
                                                       ================   ================    ================   ================

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                    FidVIPOvR                             FidVIPOvS2
                                                       -----------------------------------    -----------------------------------
                                                             2003               2002                2003               2002
                                                       ----------------   ----------------    ----------------   ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) .....................   $       (160,204)          (103,592)            (48,090)                 -
  Realized gain (loss) on investments ..............           (636,655)          (738,264)          1,906,531                  -
  Change in unrealized gain (loss) on investments ..         10,460,655         (2,002,381)            454,442                  -
  Reinvested capital gains .........................                  -                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..............          9,663,796         (2,844,237)          2,312,883                  -
                                                       ----------------   ----------------    ----------------   ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) ........................................          6,725,367          5,361,738           4,726,099                  -
  Transfers between funds ..........................         11,300,939         14,459,528           4,191,045                  -
  Redemptions (note 3) .............................         (4,783,449)        (1,777,223)            (85,521)                 -
  Annuity benefits .................................                (52)                 -                   -                  -
  Annual contract maintenance charges (note 2) .....            (11,352)            (3,650)                (15)                 -
  Contingent deferred sales charges (note 2) .......            (26,095)           (12,045)             (1,244)                 -
  Adjustments to maintain reserves .................            633,597            215,542                  47                  -
                                                       ----------------   ----------------    ----------------   ----------------
      Net equity transactions ......................         13,838,955         18,243,890           8,830,411                  -
                                                       ----------------   ----------------    ----------------   ----------------

Net change in contract owners' equity ..............         23,502,751         15,399,653          11,143,294                  -
Contract owners' equity beginning of period ........         15,399,653                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
Contract owners' equity end of period ..............   $     38,902,404         15,399,653          11,143,294                  -
                                                       ================   ================    ================   ================

CHANGES IN UNITS:
  Beginning units ..................................          1,991,220                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
  Units purchased ..................................          2,903,947          2,155,067           9,510,825                  -
  Units redeemed ...................................         (1,338,582)          (163,847)         (8,751,749)                 -
                                                       ----------------   ----------------    ----------------   ----------------
  Ending units .....................................          3,556,585          1,991,220             759,076                  -
                                                       ================   ================    ================   ================

                                                                     FidVIPAM                             FidVIPCon
                                                       -----------------------------------    -----------------------------------
                                                             2003               2002                2003               2002
                                                       ----------------   ----------------    ----------------   ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) .....................         10,420,754         15,028,944          (5,742,607)        (3,703,533)
  Realized gain (loss) on investments ..............        (12,815,600)       (21,597,452)        (23,365,257)       (15,336,276)
  Change in unrealized gain (loss) on investments ..         68,241,863        (52,228,064)        186,282,172        (67,135,612)
  Reinvested capital gains .........................                  -                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..............         65,847,017        (58,796,572)        157,174,308        (86,175,421)
                                                       ----------------   ----------------    ----------------   ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) ........................................         12,610,094         15,466,702          22,847,700         26,728,548
  Transfers between funds ..........................          6,505,966        (21,051,265)          4,304,481        (35,659,622)
  Redemptions (note 3) .............................        (74,974,666)      (103,913,399)       (113,375,288)      (127,740,400)
  Annuity benefits .................................           (111,699)          (123,669)           (133,493)          (186,657)
  Annual contract maintenance charges (note 2) .....           (283,081)          (329,857)           (362,612)          (401,099)
  Contingent deferred sales charges (note 2) .......           (299,557)          (536,773)           (713,632)        (1,127,843)
  Adjustments to maintain reserves .................            (18,231)           (48,602)             65,020             19,689
                                                       ----------------   ----------------    ----------------   ----------------
      Net equity transactions ......................        (56,571,174)      (110,536,863)        (87,367,824)      (138,367,384)
                                                       ----------------   ----------------    ----------------   ----------------

Net change in contract owners' equity ..............          9,275,843       (169,333,435)         69,806,484       (224,542,805)
Contract owners' equity beginning of period ........        441,149,725        610,483,160         651,881,279        876,424,084
                                                       ----------------   ----------------    ----------------   ----------------
Contract owners' equity end of period ..............        450,425,568        441,149,725         721,687,763        651,881,279
                                                       ================   ================    ================   ================

CHANGES IN UNITS:
  Beginning units ..................................         21,172,985         26,640,365          35,826,301         43,074,426
                                                       ----------------   ----------------    ----------------   ----------------
  Units purchased ..................................          1,819,855            772,273           6,935,356          1,417,500
  Units redeemed ...................................         (4,464,026)        (6,239,653)        (11,472,412)        (8,665,625)
                                                       ----------------   ----------------    ----------------   ----------------
  Ending units .....................................         18,528,814         21,172,985          31,289,245         35,826,301
                                                       ================   ================    ================   ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                    FidVIPCon2                           FidVIPIGBdS
                                                       -----------------------------------    -----------------------------------
                                                             2003               2002                2003               2002
                                                       ----------------   ----------------    ----------------   ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) .....................   $        (83,600)                 -             (14,418)                 -
  Realized gain (loss) on investments ..............              1,549                  -               3,034                  -
  Change in unrealized gain (loss) on investments ..          1,755,894                  -              56,782                  -
  Reinvested capital gains .........................                  -                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..............          1,673,843                  -              45,398                  -
                                                       ----------------   ----------------    ----------------   ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) ........................................         20,243,463                  -             198,081                  -
  Transfers between funds ..........................          1,504,549                  -           4,453,526                  -
  Redemptions (note 3) .............................           (177,592)                 -            (224,626)                 -
  Annuity benefits .................................                  -                  -                   -                  -
  Annual contract maintenance charges (note 2) .....                 (2)                 -                (203)                 -
  Contingent deferred sales charges (note 2) .......             (1,457)                 -                (714)                 -
  Adjustments to maintain reserves .................               (132)                 -                  (5)                 -
                                                       ----------------   ----------------    ----------------   ----------------
      Net equity transactions ......................         21,568,829                  -           4,426,059                  -
                                                       ----------------   ----------------    ----------------   ----------------

Net change in contract owners' equity ..............         23,242,672                  -           4,471,457                  -
Contract owners' equity beginning of period ........                  -                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
Contract owners' equity end of period ..............   $     23,242,672                  -           4,471,457                  -
                                                       ================   ================    ================   ================

CHANGES IN UNITS:
  Beginning units ..................................                  -                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
  Units purchased ..................................          1,805,352                  -             658,450                  -
  Units redeemed ...................................            (58,489)                 -            (216,831)                 -
                                                       ----------------   ----------------    ----------------   ----------------
  Ending units .....................................          1,746,863                  -             441,619                  -
                                                       ================   ================    ================   ================

                                                                   FidVIPIGBd2                            FidVIPGrOp
                                                       -----------------------------------    -----------------------------------
                                                             2003               2002                2003               2002
                                                       ----------------   ----------------    ----------------   ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) .....................            (51,762)                 -            (245,982)          (118,120)
  Realized gain (loss) on investments ..............            (10,274)                 -          (9,873,082)       (16,343,073)
  Change in unrealized gain (loss) on investments ..            164,975                  -          21,132,749          1,448,655
  Reinvested capital gains .........................                  -                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..............            102,939                  -          11,013,685        (15,012,538)
                                                       ----------------   ----------------    ----------------   ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) ........................................         11,629,078                  -           2,527,068          3,954,006
  Transfers between funds ..........................           (277,758)                 -          (2,168,511)        (5,574,186)
  Redemptions (note 3) .............................           (327,488)                 -          (7,345,216)        (9,129,020)
  Annuity benefits .................................                  -                  -             (11,212)            (9,217)
  Annual contract maintenance charges (note 2) .....                 (1)                 -             (34,055)           (39,878)
  Contingent deferred sales charges (note 2) .......            (12,772)                 -             (68,992)           (95,743)
  Adjustments to maintain reserves                                  244                  -             (13,675)           (14,975)
                                                       ----------------   ----------------    ----------------   ----------------
      Net equity transactions ......................         11,011,303                  -          (7,114,593)       (10,909,013)
                                                       ----------------   ----------------    ----------------   ----------------

Net change in contract owners' equity ..............         11,114,242                  -           3,899,092        (25,921,551)
Contract owners' equity beginning of period ........                  -                  -          44,412,497         70,334,048
                                                       ----------------   ----------------    ----------------   ----------------
Contract owners' equity end of period ..............         11,114,242                  -          48,311,589         44,412,497
                                                       ================   ================    ================   ================

CHANGES IN UNITS:
  Beginning units ..................................                  -                  -           6,029,031          7,361,823
                                                       ----------------   ----------------    ----------------   ----------------
  Units purchased ..................................          1,358,112                  -           1,580,451            490,257
  Units redeemed ...................................           (279,367)                 -          (2,490,421)        (1,823,049)
                                                       ----------------   ----------------    ----------------   ----------------
  Ending units .....................................          1,078,745                  -           5,119,061          6,029,031
                                                       ================   ================    ================   ================

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                   FidVIPMCap2                            FidVIPValS
                                                       -----------------------------------    -----------------------------------
                                                             2003               2002                2003               2002
                                                       ----------------   ----------------    ----------------   ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) .....................   $        (58,485)                 -            (157,302)           (12,460)
  Realized gain (loss) on investments ..............            586,377                  -           2,980,675           (371,303)
  Change in unrealized gain (loss) on investments ..          1,118,289                  -           1,254,439            (74,815)
  Reinvested capital gains .........................                  -                  -             143,726                  -
                                                       ----------------   ----------------    ----------------   ----------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..............          1,646,181                  -           4,221,538           (458,578)
                                                       ----------------   ----------------    ----------------   ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) ........................................         12,419,351                  -             868,135             74,713
  Transfers between funds ..........................           (308,761)                 -          19,908,279          2,037,985
  Redemptions (note 3) .............................           (246,703)                 -          (2,568,417)          (129,249)
  Annuity benefits .................................                  -                  -                   -                  -
  Annual contract maintenance charges (note 2) .....                                     -              (3,724)              (361)
  Contingent deferred sales charges (note 2) .......               (420)                 -              (7,989)              (115)
  Adjustments to maintain reserves .................                946                  -                (447)               (42)
                                                       ----------------   ----------------    ----------------   ----------------
      Net equity transactions ......................         11,864,412                  -          18,195,837          1,982,931
                                                       ----------------   ----------------    ----------------   ----------------

Net change in contract owners' equity ..............         13,510,593                  -          22,417,375          1,524,353
Contract owners' equity beginning of period ........                  -                  -           1,524,353                  -
                                                       ----------------   ----------------    ----------------   ----------------
Contract owners' equity end of period ..............   $     13,510,593                  -          23,941,728          1,524,353
                                                       ================   ================    ================   ================

CHANGES IN UNITS:
  Beginning units ..................................                  -                  -             204,843                  -
                                                       ----------------   ----------------    ----------------   ----------------
  Units purchased ..................................          2,695,157                  -           6,628,620            216,652
  Units redeemed ...................................         (1,742,907)                 -          (4,767,002)           (11,809)
                                                       ----------------   ----------------    ----------------   ----------------
  Ending units .....................................            952,250                  -           2,066,461            204,843
                                                       ================   ================    ================   ================

                                                                   FidVIPValS2                             FHGrInc
                                                       -----------------------------------    -----------------------------------
                                                             2003               2002                2003               2002
                                                       ----------------   ----------------    ----------------   ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) .....................            (25,757)                 -                   -                  -
  Realized gain (loss) on investments ..............            100,993                  -                   -                  -
  Change in unrealized gain (loss) on investments ..            397,656                  -                  17                  -
  Reinvested capital gains .........................             32,128                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..............            505,020                  -                  17                  -
                                                       ----------------   ----------------    ----------------   ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) ........................................          5,373,262                  -                 600                  -
  Transfers between funds ..........................          4,407,528                  -                   -                  -
  Redemptions (note 3) .............................           (141,248)                 -                   -                  -
  Annuity benefits .................................                  -                  -                   -                  -
  Annual contract maintenance charges (note 2) .....                (14)                 -                   -                  -
  Contingent deferred sales charges (note 2) .......             (1,574)                 -                   -                  -
  Adjustments to maintain reserves .................                (95)                 -                  (4)                 -
                                                       ----------------   ----------------    ----------------   ----------------
      Net equity transactions ......................          9,637,859                  -                 596                  -
                                                       ----------------   ----------------    ----------------   ----------------

Net change in contract owners' equity ..............         10,142,879                  -                 613                  -
Contract owners' equity beginning of period ........                  -                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
Contract owners' equity end of period ..............         10,142,879                  -                 613                  -
                                                       ================   ================    ================   ================

CHANGES IN UNITS:
  Beginning units ..................................                  -                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
  Units purchased ..................................            680,886                  -                  56                  -
  Units redeemed ...................................            (68,288)                 -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
  Ending units .....................................            612,598                  -                  56                  -
                                                       ================   ================    ================   ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                   FrVIPRisDiv2                          FrVIPSmCapV2
                                                       -----------------------------------    -----------------------------------
                                                             2003               2002                2003               2002
                                                       ----------------   ----------------    ----------------   ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) .....................   $        (56,272)                 -             (21,948)                 -
  Realized gain (loss) on investments ..............             10,969                  -             101,122                  -
  Change in unrealized gain (loss) on investments ..          1,221,951                  -             549,281                  -
  Reinvested capital gains .........................             39,627                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..............          1,216,275                  -             628,455                  -
                                                       ----------------   ----------------    ----------------   ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) ........................................         15,978,753                  -           4,887,948                  -
  Transfers between funds ..........................          1,217,237                  -             309,674                  -
  Redemptions (note 3) .............................           (255,661)                 -             (64,881)                 -
  Annuity benefits .................................                  -                  -                   -                  -
  Annual contract maintenance charges (note 2) .....                 (5)                 -                  (3)                 -
  Contingent deferred sales charges (note 2) .......             (9,377)                 -              (4,844)                 -
  Adjustments to maintain reserves .................                (92)                 -                  16                  -
                                                       ----------------   ----------------    ----------------   ----------------
      Net equity transactions ......................         16,930,855                  -           5,127,910                  -
                                                       ----------------   ----------------    ----------------   ----------------

Net change in contract owners' equity ..............         18,147,130                  -           5,756,365                  -
Contract owners' equity beginning of period ........                  -                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
Contract owners' equity end of period ..............   $     18,147,130                  -           5,756,365                  -
                                                       ================   ================    ================   ================

CHANGES IN UNITS:
  Beginning units ..................................                  -                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
  Units purchased ..................................          1,475,527                  -             601,539                  -
  Units redeemed ...................................            (91,364)                 -            (199,901)                 -
                                                       ----------------   ----------------    ----------------   ----------------
  Ending units .....................................          1,384,163                  -             401,638                  -
                                                       ================   ================    ================   ================

                                                                   FrVIPForSec2                           GVITCVal2
                                                       -----------------------------------    -----------------------------------
                                                             2003               2002                2003               2002
                                                       ----------------   ----------------    ----------------   ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) .....................            (28,001)                 -               2,801                  -
  Realized gain (loss) on investments ..............            814,838                  -               7,247                  -
  Change in unrealized gain (loss) on investments ..            411,936                  -             492,343                  -
  Reinvested capital gains .........................                  -                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..............          1,198,773                  -             502,391                  -
                                                       ----------------   ----------------    ----------------   ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) ........................................          6,498,413                  -           5,165,089                  -
  Transfers between funds ..........................            633,106                  -             549,944                  -
  Redemptions (note 3) .............................            (44,622)                 -            (123,495)                 -
  Annuity benefits .................................                  -                  -                   -                  -
  Annual contract maintenance charges (note 2) .....                 (1)                 -                   -                  -
  Contingent deferred sales charges (note 2) .......               (560)                 -                 (21)                 -
  Adjustments to maintain reserves .................                (78)                 -                  34                  -
                                                       ----------------   ----------------    ----------------   ----------------
      Net equity transactions ......................          7,086,258                  -           5,591,551                  -
                                                       ----------------   ----------------    ----------------   ----------------

Net change in contract owners' equity ..............          8,285,031                  -           6,093,942                  -
Contract owners' equity beginning of period ........                  -                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
Contract owners' equity end of period ..............          8,285,031                  -           6,093,942                  -
                                                       ================   ================    ================   ================

CHANGES IN UNITS:
  Beginning units ..................................                  -                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
  Units purchased ..................................          4,151,995                  -             468,772                  -
  Units redeemed ...................................         (3,547,681)                 -             (21,331)                 -
                                                       ----------------   ----------------    ----------------   ----------------
  Ending units .....................................            604,314                  -             447,441                  -
                                                       ================   ================    ================   ================

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                   GVITIntVal2                           GVITIntVal3
                                                       -----------------------------------    -----------------------------------
                                                             2003               2002                2003               2002
                                                       ----------------   ----------------    ----------------   ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) .....................   $         (4,706)                 -              (9,831)                 -
  Realized gain (loss) on investments ..............            197,578                  -             132,341                  -
  Change in unrealized gain (loss) on investments ..             26,077                  -             303,943                  -
  Reinvested capital gains .........................                  -                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..............            218,949                  -             426,453                  -
                                                       ----------------   ----------------    ----------------   ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) ........................................            777,641                  -              57,693                  -
  Transfers between funds ..........................             67,995                  -           2,842,340                  -
  Redemptions (note 3) .............................            (16,815)                 -             (72,976)                 -
  Annuity benefits .................................                  -                  -                   -                  -
  Annual contract maintenance charges (note 2) .....                  -                  -                (191)                 -
  Contingent deferred sales charges (note 2) .......                  -                  -                 (33)                 -
  Adjustments to maintain reserves .................                (27)                 -                  11                  -
                                                       ----------------   ----------------    ----------------   ----------------
      Net equity transactions ......................            828,794                  -           2,826,844                  -
                                                       ----------------   ----------------    ----------------   ----------------

Net change in contract owners' equity ..............          1,047,743                  -           3,253,297                  -
Contract owners' equity beginning of period ........                  -                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
Contract owners' equity end of period ..............   $      1,047,743                  -           3,253,297                  -
                                                       ================   ================    ================   ================

CHANGES IN UNITS:
  Beginning units ..................................                  -                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
  Units purchased ..................................            938,023                  -           1,055,523                  -
  Units redeemed ...................................           (860,933)                 -            (817,933)                 -
                                                       ----------------   ----------------    ----------------   ----------------
  Ending units .....................................             77,090                  -             237,590                  -
                                                       ================   ================    ================   ================

                                                                   GVITDMidCapI                          GVITEmMrkts
                                                       -----------------------------------    -----------------------------------
                                                             2003               2002                2003               2002
                                                       ----------------   ----------------    ----------------   ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) .....................           (558,577)          (713,508)            (11,726)           (55,611)
  Realized gain (loss) on investments ..............         (4,983,399)        (4,167,969)           (204,165)          (269,732)
  Change in unrealized gain (loss) on investments ..         23,905,956        (11,551,340)            934,958           (854,304)
  Reinvested capital gains .........................                469            576,482                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..............         18,364,449        (15,856,335)            719,067         (1,179,647)
                                                       ----------------   ----------------    ----------------   ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) ........................................         11,206,351          4,194,931                  74             84,367
  Transfers between funds ..........................         19,745,549         23,570,477            (423,715)        (1,669,626)
  Redemptions (note 3) .............................        (14,291,584)       (15,589,145)           (333,350)          (781,074)
  Annuity benefits .................................                  -                  -                   -                  -
  Annual contract maintenance charges (note 2) .....            (28,629)           (27,782)             (1,170)            (2,122)
  Contingent deferred sales charges (note 2) .......            (68,658)          (100,285)             (1,218)            (7,194)
  Adjustments to maintain reserves .................             (3,164)             4,944              (1,681)               (52)
                                                       ----------------   ----------------    ----------------   ----------------
      Net equity transactions ......................         16,559,865         12,053,140            (761,060)        (2,375,701)
                                                       ----------------   ----------------    ----------------   ----------------

Net change in contract owners' equity ..............         34,924,314         (3,803,195)            (41,993)        (3,555,348)
Contract owners' equity beginning of period ........         58,152,027         61,955,222           1,788,282          5,343,630
                                                       ----------------   ----------------    ----------------   ----------------
Contract owners' equity end of period ..............         93,076,341         58,152,027           1,746,289          1,788,282
                                                       ================   ================    ================   ================

CHANGES IN UNITS:
  Beginning units ..................................          6,856,576          6,105,234             263,209            657,996
                                                       ----------------   ----------------    ----------------   ----------------
  Units purchased ..................................         10,290,659          1,021,505              10,452             14,075
  Units redeemed ...................................         (9,048,219)          (270,163)           (116,000)          (408,862)
                                                       ----------------   ----------------    ----------------   ----------------
  Ending units .....................................          8,099,016          6,856,576             157,661            263,209
                                                       ================   ================    ================   ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                   GVITEmMrkts2                          GVITEmMrkts3
                                                       -----------------------------------    -----------------------------------
                                                             2003               2002                2003               2002
                                                       ----------------   ----------------    ----------------   ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) .....................   $        (20,506)                 -             (35,394)            (7,333)
  Realized gain (loss) on investments ..............          1,249,893                  -             521,440           (307,826)
  Change in unrealized gain (loss) on investments ..            190,672                  -           2,006,172           (174,688)
  Reinvested capital gains .........................                  -                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..............          1,420,059                  -           2,492,218           (489,847)
                                                       ----------------   ----------------    ----------------   ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) ........................................          3,942,210                  -             428,868            234,583
  Transfers between funds ..........................           (112,770)                 -           8,341,749          2,043,462
  Redemptions (note 3) .............................           (448,950)                 -            (656,493)          (261,850)
  Annuity benefits .................................                  -                  -                   -                  -
  Annual contract maintenance charges (note 2) .....                 (8)                 -              (2,449)              (598)
  Contingent deferred sales charges (note 2) .......             (1,730)                 -              (3,573)            (1,794)
  Adjustments to maintain reserves .................                (34)                 -               1,947               (295)
                                                       ----------------   ----------------    ----------------   ----------------
      Net equity transactions ......................          3,378,718                  -           8,110,049          2,013,508
                                                       ----------------   ----------------    ----------------   ----------------

Net change in contract owners' equity ..............          4,798,777                  -          10,602,267          1,523,661
Contract owners' equity beginning of period ........                  -                  -           1,523,661                  -
                                                       ----------------   ----------------    ----------------   ----------------
Contract owners' equity end of period ..............   $      4,798,777                  -          12,125,928          1,523,661
                                                       ================   ================    ================   ================

CHANGES IN UNITS:
  Beginning units ..................................                  -                  -             203,046                  -
                                                       ----------------   ----------------    ----------------   ----------------
  Units purchased ..................................          7,152,245                  -           1,239,004            223,979
  Units redeemed ...................................         (6,862,248)                 -            (450,768)           (20,933)
                                                       ----------------   ----------------    ----------------   ----------------
  Ending units .....................................            289,997                  -             991,282            203,046
                                                       ================   ================    ================   ================

                                                                    GVITFHiInc                            GVITGlFin2
                                                       -----------------------------------    -----------------------------------
                                                             2003               2002                2003               2002
                                                       ----------------   ----------------    ----------------   ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) .....................            503,941                  -                (177)                 -
  Realized gain (loss) on investments ..............            442,815                  -              11,321                  -
  Change in unrealized gain (loss) on investments ..            182,135                  -               7,245                  -
  Reinvested capital gains .........................                  -                  -              79,081                  -
                                                       ----------------   ----------------    ----------------   ----------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..............          1,128,891                  -              97,470                  -
                                                       ----------------   ----------------    ----------------   ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) ........................................          9,952,487                  -             765,189                  -
  Transfers between funds ..........................         16,140,852                  -             112,558                  -
  Redemptions (note 3) .............................         (8,005,422)                 -             (16,152)                 -
  Annuity benefits .................................                  -                  -                   -                  -
  Annual contract maintenance charges (note 2) .....                (23)                 -                   -                  -
  Contingent deferred sales charges (note 2) .......             (4,299)                 -                (921)                 -
  Adjustments to maintain reserves .................               (234)                 -                 100                  -
                                                       ----------------   ----------------    ----------------   ----------------
      Net equity transactions ......................         18,083,361                  -             860,774                  -
                                                       ----------------   ----------------    ----------------   ----------------

Net change in contract owners' equity ..............         19,212,252                  -             958,244                  -
Contract owners' equity beginning of period ........                  -                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
Contract owners' equity end of period ..............         19,212,252                  -             958,244                  -
                                                       ================   ================    ================   ================

CHANGES IN UNITS:
  Beginning units ..................................                  -                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
  Units purchased ..................................          3,848,194                  -             108,274                  -
  Units redeemed ...................................         (2,238,153)                 -             (40,569)                 -
                                                       ----------------   ----------------    ----------------   ----------------
  Ending units .....................................          1,610,041                  -              67,705                  -
                                                       ================   ================    ================   ================

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                    GVITGlFin3                           GVITGlHlth2
                                                       -----------------------------------    -----------------------------------
                                                             2003               2002                2003               2002
                                                       ----------------   ----------------    ----------------   ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) .....................   $        (10,558)            (4,455)             (7,623)                 -
  Realized gain (loss) on investments ..............             97,927             82,078               4,008                  -
  Change in unrealized gain (loss) on investments ..            160,139             (2,659)           (108,053)                 -
  Reinvested capital gains .........................            209,325                  -             230,383                  -
                                                       ----------------   ----------------    ----------------   ----------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..............            456,833             74,964             118,715                  -
                                                       ----------------   ----------------    ----------------   ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) ........................................             94,079             25,726           1,896,411                  -
  Transfers between funds ..........................            944,193            985,755             224,380                  -
  Redemptions (note 3) .............................           (197,505)          (166,435)             (8,189)                 -
  Annuity benefits .................................                  -                  -                   -                  -
  Annual contract maintenance charges (note 2) .....               (590)               (80)                  -                  -
  Contingent deferred sales charges (note 2) .......             (1,410)               (24)                (77)                 -
  Adjustments to maintain reserves .................                (67)                85                 (14)                 -
                                                       ----------------   ----------------    ----------------   ----------------
      Net equity transactions ......................            838,700            845,027           2,112,511                  -
                                                       ----------------   ----------------    ----------------   ----------------
Net change in contract owners' equity ..............          1,295,533            919,991           2,231,226                  -
Contract owners' equity beginning of period ........            919,991                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
Contract owners' equity end of period ..............   $      2,215,524            919,991           2,231,226                  -
                                                       ================   ================    ================   ================

CHANGES IN UNITS:
  Beginning units ..................................            107,155                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
  Units purchased ..................................            267,375            122,296             184,411                  -
  Units redeemed ...................................           (189,647)           (15,141)            (22,725)                 -
                                                       ----------------   ----------------    ----------------   ----------------
  Ending units .....................................            184,883            107,155             161,686                  -
                                                       ================   ================    ================   ================

                                                                   GVITGlHlth3                            GVITGlTech
                                                       -----------------------------------    -----------------------------------
                                                             2003               2002                2003               2002
                                                       ----------------   ----------------    ----------------   ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) .....................            (64,351)            (6,352)            (16,174)           (15,491)
  Realized gain (loss) on investments ..............            567,729              3,190            (353,172)          (967,491)
  Change in unrealized gain (loss) on investments ..            (79,836)           (70,342)            928,597           (766,257)
  Reinvested capital gains .........................            758,395                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..............          1,181,937            (73,504)            559,251         (1,749,239)
                                                       ----------------   ----------------    ----------------   ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) ........................................            529,712            340,250               4,119             82,080
  Transfers between funds ..........................          4,810,527          1,234,262            (314,174)           991,061
  Redemptions (note 3) .............................           (910,267)           (82,382)           (768,653)          (325,346)
  Annuity benefits .................................                  -                  -                   -                  -
  Annual contract maintenance charges (note 2) .....             (2,327)              (239)             (1,031)            (1,649)
  Contingent deferred sales charges (note 2) .......             (6,257)              (455)             (2,137)            (3,564)
  Adjustments to maintain reserves .................                245                278              (1,801)             7,215
                                                       ----------------   ----------------    ----------------   ----------------
      Net equity transactions ......................          4,421,633          1,491,714          (1,083,677)           749,797
                                                       ----------------   ----------------    ----------------   ----------------

Net change in contract owners' equity ..............          5,603,570          1,418,210            (524,426)          (999,442)
Contract owners' equity beginning of period ........          1,418,210                  -           1,708,163          2,707,605
                                                       ----------------   ----------------    ----------------   ----------------
Contract owners' equity end of period ..............          7,021,780          1,418,210           1,183,737          1,708,163
                                                       ================   ================    ================   ================

CHANGES IN UNITS:
  Beginning units ..................................            171,383                  -             892,288            798,837
                                                       ----------------   ----------------    ----------------   ----------------
  Units purchased ..................................          1,038,637            179,904                 280            115,192
  Units redeemed ...................................           (581,239)            (8,521)           (488,956)           (21,741)
                                                       ----------------   ----------------    ----------------   ----------------
  Ending units .....................................            628,781            171,383             403,612            892,288
                                                       ================   ================    ================   ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                   GVITGlTech2                           GVITGlTech3
                                                       -----------------------------------    -----------------------------------
                                                             2003               2002                2003               2002
                                                       ----------------   ----------------    ----------------   ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) .....................   $         (8,684)                 -             (73,455)            (5,569)
  Realized gain (loss) on investments ..............             75,119                  -             684,570            (64,116)
  Change in unrealized gain (loss) on investments ..             (4,382)                 -           1,022,582           (249,074)
  Reinvested capital gains .........................                  -                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..............             62,053                  -           1,633,697           (318,759)
                                                       ----------------   ----------------    ----------------   ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) ........................................          1,811,955                  -             644,022            101,972
  Transfers between funds ..........................          1,684,381                  -           5,836,420          2,439,133
  Redemptions (note 3) .............................            (20,492)                 -            (786,694)           (95,683)
  Annuity benefits .................................                  -                  -                   -                  -
  Annual contract maintenance charges (note 2) .....                                     -              (2,349)              (239)
  Contingent deferred sales charges (note 2) .......                (29)                 -              (6,428)              (388)
  Adjustments to maintain reserves .................                (24)                 -               1,728                (96)
                                                       ----------------   ----------------    ----------------   ----------------
      Net equity transactions ......................          3,475,791                  -           5,686,699          2,444,699
                                                       ----------------   ----------------    ----------------   ----------------

Net change in contract owners' equity ..............          3,537,844                  -           7,320,396          2,125,940
Contract owners' equity beginning of period ........                  -                  -           2,125,940                  -
                                                       ----------------   ----------------    ----------------   ----------------
Contract owners' equity end of period ..............   $      3,537,844                  -           9,446,336          2,125,940
                                                       ================   ================    ================   ================

CHANGES IN UNITS:
  Beginning units ..................................                  -                  -             298,373                  -
                                                       ----------------   ----------------    ----------------   ----------------
  Units purchased ..................................            283,209                  -           1,331,363            309,200
  Units redeemed ...................................            (51,533)                 -            (763,945)           (10,827)
                                                       ----------------   ----------------    ----------------   ----------------
  Ending units .....................................            231,676                  -             865,791            298,373
                                                       ================   ================    ================   ================

                                                                    GVITGlUtl2                            GVITGlUtl3
                                                       -----------------------------------    -----------------------------------
                                                             2003               2002                2003               2002
                                                       ----------------   ----------------    ----------------   ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) .....................             (2,977)                 -              (5,956)                10
  Realized gain (loss) on investments ..............             22,727                  -              40,769            (16,815)
  Change in unrealized gain (loss) on investments ..            102,289                  -             138,162              1,981
  Reinvested capital gains .........................                  -                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..............            122,039                  -             172,975            (14,824)
                                                       ----------------   ----------------    ----------------   ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) ........................................            740,015                  -              91,183              6,882
  Transfers between funds ..........................            251,049                  -             649,359            565,563
  Redemptions (note 3) .............................            (20,874)                 -            (222,411)           (19,189)
  Annuity benefits .................................                  -                  -                   -                  -
  Annual contract maintenance charges (note 2) .....                  -                  -                (343)               (29)
  Contingent deferred sales charges (note 2) .......                  -                  -                (461)                (5)
  Adjustments to maintain reserves .................                 (3)                 -                 (38)               332
                                                       ----------------   ----------------    ----------------   ----------------
      Net equity transactions ......................            970,187                  -             517,289            553,554
                                                       ----------------   ----------------    ----------------   ----------------

Net change in contract owners' equity ..............          1,092,226                  -             690,264            538,730
Contract owners' equity beginning of period ........                  -                  -             538,730                  -
                                                       ----------------   ----------------    ----------------   ----------------
Contract owners' equity end of period ..............          1,092,226                  -           1,228,994            538,730
                                                       ================   ================    ================   ================

CHANGES IN UNITS:
  Beginning units ..................................                  -                  -              62,563                  -
                                                       ----------------   ----------------    ----------------   ----------------
  Units purchased ..................................             95,868                  -             196,934             64,592
  Units redeemed ...................................             (7,965)                 -            (142,980)            (2,029)
                                                       ----------------   ----------------    ----------------   ----------------
  Ending units .....................................             87,903                  -             116,517             62,563
                                                       ================   ================    ================   ================

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                    GVITGvtBd                             GVITGrowth
                                                       -----------------------------------    -----------------------------------
                                                             2003               2002                2003               2002
                                                       ----------------   ----------------    ----------------   ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) .....................   $      8,038,348         13,662,678          (1,147,204)        (1,497,278)
  Realized gain (loss) on investments ..............          7,533,186         12,560,451         (20,005,849)       (72,854,922)
  Change in unrealized gain (loss) on investments ..        (13,375,059)         8,524,601          44,652,060         34,174,405
  Reinvested capital gains .........................            655,432          3,994,953                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..............          2,851,907         38,742,683          23,499,007        (40,177,795)
                                                       ----------------   ----------------    ----------------   ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) ........................................         37,348,513         17,106,815           4,996,332          6,861,942
  Transfers between funds ..........................       (101,292,024)       185,709,438          (1,134,680)       (14,840,542)
  Redemptions (note 3) .............................       (105,001,170)      (104,167,989)        (12,997,286)       (18,916,695)
  Annuity benefits .................................           (111,495)           (69,058)            (37,452)           (55,088)
  Annual contract maintenance charges (note 2) .....           (199,816)          (181,490)            (97,197)          (116,333)
  Contingent deferred sales charges (note 2) .......           (503,003)          (579,309)           (118,905)          (195,785)
  Adjustments to maintain reserves .................             21,643             81,665                (460)           (16,967)
                                                       ----------------   ----------------    ----------------   ----------------
      Net equity transactions ......................       (169,737,352)        97,900,072          (9,389,648)       (27,279,468)
                                                       ----------------   ----------------    ----------------   ----------------

Net change in contract owners' equity ..............       (166,885,445)       136,642,755          14,109,359        (67,457,263)
Contract owners' equity beginning of period ........        517,645,037        381,002,282          81,594,760        149,052,023
                                                       ----------------   ----------------    ----------------   ----------------
Contract owners' equity end of period ..............   $    350,759,592        517,645,037          95,704,119         81,594,760
                                                       ================   ================    ================   ================

CHANGES IN UNITS:
  Beginning units ..................................         21,446,849         17,001,418           7,527,420          9,697,122
                                                       ----------------   ----------------    ----------------   ----------------
  Units purchased ..................................          8,766,837          5,953,885           2,253,420            553,569
  Units redeemed ...................................        (15,491,908)        (1,508,454)         (3,059,080)        (2,723,271)
                                                       ----------------   ----------------    ----------------   ----------------
  Ending units .....................................         14,721,778         21,446,849           6,721,760          7,527,420
                                                       ================   ================    ================   ================

                                                                    GVITIDAgg                             GVITIDCon
                                                       -----------------------------------    -----------------------------------
                                                             2003               2002                2003               2002
                                                       ----------------   ----------------    ----------------   ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) .....................             42,703               (472)            245,869            107,162
  Realized gain (loss) on investments ..............            514,942            (52,727)            393,675            (30,348)
  Change in unrealized gain (loss) on investments ..          1,660,220            (56,633)            654,325             79,319
  Reinvested capital gains .........................            307,531                 94             131,135              7,032
                                                       ----------------   ----------------    ----------------   ----------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..............          2,525,396           (109,738)          1,425,004            163,165
                                                       ----------------   ----------------    ----------------   ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) ........................................         21,669,142            216,291          27,189,584            222,994
  Transfers between funds ..........................          4,377,590          1,789,709          (2,785,305)        15,358,985
  Redemptions (note 3) .............................         (1,268,732)           (66,585)         (4,486,196)        (1,290,787)
  Annuity benefits .................................                  -                  -                   -                  -
  Annual contract maintenance charges (note 2) .....             (2,451)              (598)             (4,295)            (1,346)
  Contingent deferred sales charges (note 2) .......             (7,285)              (784)            (14,461)            (9,262)
  Adjustments to maintain reserves .................                 70                (27)               (292)               (98)
                                                       ----------------   ----------------    ----------------   ----------------
      Net equity transactions ......................         24,768,334          1,938,006          19,899,035         14,280,486
                                                       ----------------   ----------------    ----------------   ----------------

Net change in contract owners' equity ..............         27,293,730          1,828,268          21,324,039         14,443,651
Contract owners' equity beginning of period ........          1,828,268                  -          14,443,651                  -
                                                       ----------------   ----------------    ----------------   ----------------
Contract owners' equity end of period ..............         29,121,998          1,828,268          35,767,690         14,443,651
                                                       ================   ================    ================   ================

CHANGES IN UNITS:
  Beginning units ..................................            222,189                  -           1,455,743                  -
                                                       ----------------   ----------------    ----------------   ----------------
  Units purchased ..................................          3,110,806            229,327           4,344,755          1,567,109
  Units redeemed ...................................         (1,013,843)            (7,138)         (2,446,179)          (111,366)
                                                       ----------------   ----------------    ----------------   ----------------
  Ending units .....................................          2,319,152            222,189           3,354,319          1,455,743
                                                       ================   ================    ================   ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                    GVITIDMod                            GVITIDModAgg
                                                       -----------------------------------    -----------------------------------
                                                             2003               2002                2003               2002
                                                       ----------------   ----------------    ----------------   ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) .....................   $        373,910             67,170              99,072             16,834
  Realized gain (loss) on investments ..............            (81,961)          (271,576)           (146,320)          (601,792)
  Change in unrealized gain (loss) on investments ..          8,449,438           (282,745)          6,847,987           (371,242)
  Reinvested capital gains .........................             42,229             15,386                   -             13,278
                                                       ----------------   ----------------    ----------------   ----------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..............          8,783,616           (471,765)          6,800,739           (942,922)
                                                       ----------------   ----------------    ----------------   ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) ........................................         80,808,903            946,676          53,852,171            590,440
  Transfers between funds ..........................         21,805,483         21,045,326          11,259,606          9,970,261
  Redemptions (note 3) .............................         (9,121,624)        (2,391,481)         (1,811,589)          (876,754)
  Annuity benefits .................................                  -                  -                   -                  -
  Annual contract maintenance charges (note 2) .....            (10,000)            (2,014)             (6,354)            (1,346)
  Contingent deferred sales charges (note 2) .......            (31,628)           (11,329)            (10,077)            (4,110)
  Adjustments to maintain reserves .................               (101)              (105)                147               (128)
                                                       ----------------   ----------------    ----------------   ----------------
      Net equity transactions ......................         93,450,926         19,587,073          63,283,904          9,678,363
                                                       ----------------   ----------------    ----------------   ----------------
Net change in contract owners' equity ..............        102,234,542         19,115,308          70,084,643          8,735,441
Contract owners' equity beginning of period ........         19,115,308                  -           8,735,441                  -
                                                       ----------------   ----------------    ----------------   ----------------
Contract owners' equity end of period ..............   $    121,349,850         19,115,308          78,820,084          8,735,441
                                                       ================   ================    ================   ================

CHANGES IN UNITS:
  Beginning units ..................................          2,118,040                  -           1,018,177                  -
                                                       ----------------   ----------------    ----------------   ----------------
  Units purchased ..................................         10,502,476          2,325,773           6,239,115          1,096,227
  Units redeemed ...................................         (2,167,501)          (207,733)           (762,743)           (78,050)
                                                       ----------------   ----------------    ----------------   ----------------
  Ending units .....................................         10,453,015          2,118,040           6,494,549          1,018,177
                                                       ================   ================    ================   ================

                                                                   GVITIDModCon                           GVITIntGro
                                                       -----------------------------------    -----------------------------------
                                                             2003               2002                2003               2002
                                                       ----------------   ----------------    ----------------   ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) .....................            221,747             46,934              (1,633)            (3,095)
  Realized gain (loss) on investments ..............             91,558           (132,306)            (11,226)            (9,540)
  Change in unrealized gain (loss) on investments ..          2,317,791             17,343              47,694            (41,737)
  Reinvested capital gains .........................             70,293              8,861                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..............          2,701,389            (59,168)             34,835            (54,372)
                                                       ----------------   ----------------    ----------------   ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) ........................................         33,036,986            211,987                   -             23,111
  Transfers between funds ..........................          6,196,734          9,035,918              (7,805)           (47,008)
  Redemptions (note 3) .............................         (3,055,163)        (1,270,935)            (35,066)            (5,403)
  Annuity benefits .................................             (1,810)              (242)                  -                  -
  Annual contract maintenance charges (note 2) .....             (4,231)            (1,014)               (156)              (202)
  Contingent deferred sales charges (note 2) .......            (12,029)            (2,268)               (303)               (49)
  Adjustments to maintain reserves .................             12,267             (7,449)               (445)                80
                                                       ----------------   ----------------    ----------------   ----------------
      Net equity transactions ......................         36,172,754          7,965,997             (43,775)           (29,471)
                                                       ----------------   ----------------    ----------------   ----------------
Net change in contract owners' equity ..............         38,874,143          7,906,829              (8,940)           (83,843)
Contract owners' equity beginning of period ........          7,906,829                  -             143,224            227,067
                                                       ----------------   ----------------    ----------------   ----------------
Contract owners' equity end of period ..............         46,780,972          7,906,829             134,284            143,224
                                                       ================   ================    ================   ================

CHANGES IN UNITS:
  Beginning units ..................................            830,335                  -              29,445             34,979
                                                       ----------------   ----------------    ----------------   ----------------
  Units purchased ..................................          4,475,226            930,660                   -              4,367
  Units redeemed ...................................         (1,103,283)          (100,325)             (8,829)            (9,901)
                                                       ----------------   ----------------    ----------------   ----------------
  Ending units .....................................          4,202,278            830,335              20,616             29,445
                                                       ================   ================    ================   ================

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                   GVITIntGro3                           GVITSMdCpGr
                                                       -----------------------------------    -----------------------------------
                                                             2003               2002                2003               2002
                                                       ----------------   ----------------    ----------------   ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) .....................   $        (17,848)            (3,324)           (205,386)          (192,995)
  Realized gain (loss) on investments ..............             (7,718)           (20,594)          2,672,811         (8,309,659)
  Change in unrealized gain (loss) on investments ..            507,463            (37,448)          2,078,739            300,956
  Reinvested capital gains .........................                  -                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..............            481,897            (61,366)          4,546,164         (8,201,698)
                                                       ----------------   ----------------    ----------------   ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) ........................................            103,982             45,883           1,067,400            890,430
  Transfers between funds ..........................          1,331,341            740,457           8,110,185          2,517,771
  Redemptions (note 3) .............................           (299,761)           (29,211)         (5,015,526)        (2,959,531)
  Annuity benefits .................................               (276)                 -                (699)                 -
  Annual contract maintenance charges (note 2) .....               (442)               (75)             (7,014)            (7,123)
  Contingent deferred sales charges (note 2) .......             (1,432)               (59)            (19,144)           (23,332)
  Adjustments to maintain reserves .................              1,154                  -                (176)            (2,449)
                                                       ----------------   ----------------    ----------------   ----------------
      Net equity transactions ......................          1,134,566            756,995           4,135,026            415,766
                                                       ----------------   ----------------    ----------------   ----------------

Net change in contract owners' equity ..............          1,616,463            695,629           8,681,190         (7,785,932)
Contract owners' equity beginning of period ........            695,629                  -           9,184,293         16,970,225
                                                       ----------------   ----------------    ----------------   ----------------
Contract owners' equity end of period ..............   $      2,312,092            695,629          17,865,483          9,184,293
                                                       ================   ================    ================   ================

CHANGES IN UNITS:
  Beginning units ..................................             89,607                  -           2,660,898          3,055,759
                                                       ----------------   ----------------    ----------------   ----------------
  Units purchased ..................................            202,085             92,816          11,284,599          2,209,740
  Units redeemed ...................................            (69,187)            (3,209)        (10,205,683)        (2,604,601)
                                                       ----------------   ----------------    ----------------   ----------------
  Ending units .....................................            222,505             89,607           3,739,814          2,660,898
                                                       ================   ================    ================   ================

                                                                   GVITSMdCpGr2                           GVITMyMkt
                                                       -----------------------------------    -----------------------------------
                                                             2003               2002                2003               2002
                                                       ----------------   ----------------    ----------------   ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) .....................             (7,166)                 -          (5,014,178)        (1,277,011)
  Realized gain (loss) on investments ..............              3,557                  -                   -           (271,299)
  Change in unrealized gain (loss) on investments ..            117,466                  -                   -            (32,086)
  Reinvested capital gains .........................                  -                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..............            113,857                  -          (5,014,178)        (1,580,396)
                                                       ----------------   ----------------    ----------------   ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) ........................................          1,948,948                  -         230,093,906         48,387,997
  Transfers between funds ..........................          1,768,885                  -         (84,818,802)       264,560,305
  Redemptions (note 3) .............................            (62,229)                 -        (364,313,904)      (495,152,972)
  Annuity benefits .................................                  -                  -             (55,834)           (55,294)
  Annual contract maintenance charges (note 2) .....                  -                  -            (317,992)          (355,266)
  Contingent deferred sales charges (note 2) .......               (914)                 -          (1,446,118)        (2,792,055)
  Adjustments to maintain reserves .................                (32)                 -             162,302             95,589
                                                       ----------------   ----------------    ----------------   ----------------
      Net equity transactions ......................          3,654,658                  -        (220,696,442)      (185,311,696)
                                                       ----------------   ----------------    ----------------   ----------------

Net change in contract owners' equity ..............          3,768,515                  -        (225,710,620)      (186,892,092)
Contract owners' equity beginning of period ........                  -                  -         756,058,771        942,950,863
                                                       ----------------   ----------------    ----------------   ----------------
Contract owners' equity end of period ..............          3,768,515                  -         530,348,151        756,058,771
                                                       ================   ================    ================   ================

CHANGES IN UNITS:
  Beginning units ..................................                  -                  -          41,511,317         52,653,826
                                                       ----------------   ----------------    ----------------   ----------------
  Units purchased ..................................            321,564                  -         153,639,414         19,137,980
  Units redeemed ...................................            (21,594)                 -        (163,605,187)       (30,280,489)
                                                       ----------------   ----------------    ----------------   ----------------
  Ending units .....................................            299,970                  -          31,545,544         41,511,317
                                                       ================   ================    ================   ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                    GVITNWFund                           GVITNWFund2
                                                       -----------------------------------    -----------------------------------
                                                             2003               2002                2003               2002
                                                       ----------------   ----------------    ----------------   ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) .....................   $     (3,323,633)        (2,805,507)            (10,803)                 -
  Realized gain (loss) on investments ..............        (77,254,868)      (106,751,648)             14,840                  -
  Change in unrealized gain (loss) on investments ..        178,303,231          1,305,594             219,261                  -
  Reinvested capital gains .........................                  -                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..............         97,724,730       (108,251,561)            223,298                  -
                                                       ----------------   ----------------    ----------------   ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) ........................................         13,179,091         16,206,775           2,686,092                  -
  Transfers between funds ..........................        (11,472,548)       (29,731,820)            267,614                  -
  Redemptions (note 3) .............................        (66,975,748)       (88,851,397)             (8,451)                 -
  Annuity benefits .................................           (149,633)          (182,360)                  -                  -
  Annual contract maintenance charges (note 2) .....           (331,678)          (392,578)                  -                  -
  Contingent deferred sales charges (note 2) .......           (433,525)          (694,896)                  -                  -
  Adjustments to maintain reserves .................               (659)           (22,581)                (83)                 -
                                                       ----------------   ----------------    ----------------   ----------------
      Net equity transactions ......................        (66,184,700)      (103,668,857)          2,945,172                  -
                                                       ----------------   ----------------    ----------------   ----------------

Net change in contract owners' equity ..............         31,540,030       (211,920,418)          3,168,470                  -
Contract owners' equity beginning of period ........        422,243,927        634,164,345                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
Contract owners' equity end of period ..............   $    453,783,957        422,243,927           3,168,470                  -
                                                       ================   ================    ================   ================

CHANGES IN UNITS:
  Beginning units ..................................         13,952,126         17,661,402                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
  Units purchased ..................................            734,517            587,200             255,631                  -
  Units redeemed ...................................         (3,077,944)        (4,296,476)            (14,425)                 -
                                                       ----------------   ----------------    ----------------   ----------------
  Ending units .....................................         11,608,699         13,952,126             241,206                  -
                                                       ================   ================    ================   ================

                                                                    GVITLead3                            GVITSmCapGr
                                                       -----------------------------------    -----------------------------------
                                                             2003               2002                2003               2002
                                                       ----------------   ----------------    ----------------   ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) .....................            (11,460)            (2,347)           (199,093)          (189,575)
  Realized gain (loss) on investments ..............             (1,979)          (122,392)            588,987         (3,665,172)
  Change in unrealized gain (loss) on investments ..            212,975            (40,907)          3,338,753         (2,508,514)
  Reinvested capital gains .........................                  -                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..............            199,536           (165,646)          3,728,647         (6,363,261)
                                                       ----------------   ----------------    ----------------   ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) ........................................            117,196             97,032           1,118,071          1,101,873
  Transfers between funds ..........................           (114,806)         1,434,724           5,441,020           (263,029)
  Redemptions (note 3) .............................           (212,650)          (186,605)         (3,086,230)        (2,913,952)
  Annuity benefits .................................                  -                  -                (959)                 -
  Annual contract maintenance charges (note 2) .....               (634)              (394)             (8,114)            (6,947)
  Contingent deferred sales charges (note 2) .......             (1,015)              (557)            (14,383)           (22,762)
  Adjustments to maintain reserves .................                (22)               895                 (17)             2,638
                                                       ----------------   ----------------    ----------------   ----------------
      Net equity transactions ......................           (211,931)         1,345,095           3,449,388         (2,102,179)
                                                       ----------------   ----------------    ----------------   ----------------

Net change in contract owners' equity ..............            (12,395)         1,179,449           7,178,035         (8,465,440)
Contract owners' equity beginning of period ........          1,179,449                  -          11,172,305         19,637,745
                                                       ----------------   ----------------    ----------------   ----------------
Contract owners' equity end of period ..............          1,167,054          1,179,449          18,350,340         11,172,305
                                                       ================   ================    ================   ================

CHANGES IN UNITS:
  Beginning units ..................................            140,893                  -           2,398,287          2,774,965
                                                       ----------------   ----------------    ----------------   ----------------
  Units purchased ..................................             71,531            156,193           7,204,053            200,014
  Units redeemed ...................................            (99,952)           (15,300)         (6,633,433)          (576,692)
                                                       ----------------   ----------------    ----------------   ----------------
  Ending units .....................................            112,472            140,893           2,968,907          2,398,287
                                                       ================   ================    ================   ================

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                   GVITSmCapGr2                          GVITSmCapVal
                                                       -----------------------------------    -----------------------------------
                                                             2003               2002                2003               2002
                                                       ----------------   ----------------    ----------------   ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) .....................   $        (14,158)                 -          (1,654,159)        (2,359,664)
  Realized gain (loss) on investments ..............            155,088                  -         (13,425,390)       (38,815,488)
  Change in unrealized gain (loss) on investments ..             79,342                  -          69,125,831        (28,951,440)
  Reinvested capital gains .........................                  -                  -                   -          4,631,104
                                                       ----------------   ----------------    ----------------   ----------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..............            220,272                  -          54,046,282        (65,495,488)
                                                       ----------------   ----------------    ----------------   ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) ........................................          2,618,635                  -           6,485,414          8,463,979
  Transfers between funds ..........................            644,772                  -          11,733,542        (18,400,885)
  Redemptions (note 3) .............................            (45,960)                 -         (22,851,335)       (39,067,543)
  Annuity benefits .................................                  -                  -             (21,456)           (12,299)
  Annual contract maintenance charges (note 2) .....                  -                  -             (64,915)           (86,343)
  Contingent deferred sales charges (note 2) .......             (1,057)                 -            (139,798)          (269,060)
  Adjustments to maintain reserves .................              1,753                  -              (4,264)           (47,239)
                                                       ----------------   ----------------    ----------------   ----------------
      Net equity transactions ......................          3,218,143                  -          (4,862,812)       (49,419,390)
                                                       ----------------   ----------------    ----------------   ----------------
Net change in contract owners' equity ..............          3,438,415                  -          49,183,470       (114,914,878)
Contract owners' equity beginning of period ........                  -                  -         111,916,674        226,831,552
                                                       ----------------   ----------------    ----------------   ----------------
Contract owners' equity end of period ..............   $      3,438,415                  -         161,100,144        111,916,674
                                                       ================   ================    ================   ================

CHANGES IN UNITS:
  Beginning units ..................................                  -                  -          10,426,144         15,189,321
                                                       ----------------   ----------------    ----------------   ----------------
  Units purchased ..................................          1,019,210                  -           9,553,513            822,689
  Units redeemed ...................................           (765,539)                 -         (10,286,554)        (5,585,866)
                                                       ----------------   ----------------    ----------------   ----------------
  Ending units .....................................            253,671                  -           9,693,103         10,426,144
                                                       ================   ================    ================   ================

                                                                  GVITSmCapVal2                           GVITSmComp
                                                       -----------------------------------    -----------------------------------
                                                             2003               2002                2003               2002
                                                       ----------------   ----------------    ----------------   ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) .....................            (28,005)                 -          (2,655,470)        (3,198,218)
  Realized gain (loss) on investments ..............             47,266                  -          (9,892,581)       (34,039,183)
  Change in unrealized gain (loss) on investments ..            909,806                  -          77,900,610        (11,178,041)
  Reinvested capital gains .........................                  -                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..............            929,067                  -          65,352,559        (48,415,442)
                                                       ----------------   ----------------    ----------------   ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) ........................................          7,044,266                  -           6,688,778          8,505,005
  Transfers between funds ..........................          1,589,806                  -           1,543,271        (12,859,322)
  Redemptions (note 3) .............................            (43,401)                 -         (35,186,424)       (39,499,767)
  Annuity benefits .................................                  -                  -             (61,914)           (72,796)
  Annual contract maintenance charges (note 2) .....                  -                  -            (107,641)          (122,028)
  Contingent deferred sales charges (note 2) .......                (16)                 -            (232,055)          (341,397)
  Adjustments to maintain reserves .................                (20)                 -              17,070           (141,664)
                                                       ----------------   ----------------    ----------------   ----------------
      Net equity transactions ......................          8,590,635                  -         (27,338,915)       (44,531,969)
                                                       ----------------   ----------------    ----------------   ----------------

Net change in contract owners' equity ..............          9,519,702                  -          38,013,644        (92,947,411)
Contract owners' equity beginning of period ........                  -                  -         187,733,918        280,681,329
                                                       ----------------   ----------------    ----------------   ----------------
Contract owners' equity end of period ..............          9,519,702                  -         225,747,562        187,733,918
                                                       ================   ================    ================   ================

CHANGES IN UNITS:
  Beginning units ..................................                  -                  -          10,259,753         12,511,847
                                                       ----------------   ----------------    ----------------   ----------------
  Units purchased ..................................            656,813                  -           4,455,800            436,768
  Units redeemed ...................................            (83,711)                 -          (5,849,524)        (2,688,862)
                                                       ----------------   ----------------    ----------------   ----------------
  Ending units .....................................            573,102                  -           8,866,029         10,259,753
                                                       ================   ================    ================   ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                   GVITSmComp2                            GVITTGroFoc
                                                       -----------------------------------    -----------------------------------
                                                            2003                2002                2003               2002
                                                       ----------------   ----------------    ----------------   ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) .....................   $        (39,290)                 -             (14,302)           (30,212)
  Realized gain (loss) on investments ..............            196,486                  -             (95,135)        (1,050,131)
  Change in unrealized gain (loss) on investments ..            701,092                  -             537,526           (430,853)
  Reinvested capital gains .........................                  -                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..............            858,288                  -             428,089         (1,511,196)
                                                       ----------------   ----------------    ----------------   ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) ........................................          8,870,217                  -                 (68)            52,989
  Transfers between funds ..........................           (101,573)                 -            (229,503)        (1,339,964)
  Redemptions (note 3) .............................           (131,369)                 -             (38,120)          (503,572)
  Annuity benefits .................................                  -                  -                   -                  -
  Annual contract maintenance charges (note 2) .....                  -                  -                (622)            (1,170)
  Contingent deferred sales charges (note 2) .......             (1,703)                 -                (254)            (3,602)
  Adjustments to maintain reserves .................               (123)                 -                (539)            (1,945)
                                                       ----------------   ----------------    ----------------   ----------------
      Net equity transactions ......................          8,635,449                  -            (269,106)        (1,797,264)
                                                       ----------------   ----------------    ----------------   ----------------

Net change in contract owners' equity ..............          9,493,737                  -             158,983         (3,308,460)
Contract owners' equity beginning of period ........                  -                  -           1,012,335          4,320,795
                                                       ----------------   ----------------    ----------------   ----------------
Contract owners' equity end of period ..............   $      9,493,737                  -           1,171,318          1,012,335
                                                       ================   ================    ================   ================

CHANGES IN UNITS:
  Beginning units ..................................                  -                  -             471,889          1,136,075
                                                       ----------------   ----------------    ----------------   ----------------
  Units purchased ..................................          1,404,238                  -                 140             19,656
  Units redeemed ...................................           (751,901)                 -            (105,546)          (683,842)
                                                       ----------------   ----------------    ----------------   ----------------
  Ending units .....................................            652,337                  -             366,483            471,889
                                                       ================   ================    ================   ================

                                                                  GVITTGroFoc3                               GVITUSGro2
                                                       -----------------------------------    -----------------------------------
                                                            2003               2002                 2003               2002
                                                       ----------------   ----------------    ----------------   ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) .....................            (19,773)            (4,589)            (16,517)                 -
  Realized gain (loss) on investments ..............             40,935            (33,006)             30,844                  -
  Change in unrealized gain (loss) on investments ..            482,063           (124,283)             26,541                  -
  Reinvested capital gains .........................                  -                  -             262,487                  -
                                                       ----------------   ----------------    ----------------   ----------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..............            503,225           (161,878)            303,355                  -
                                                       ----------------   ----------------    ----------------   ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) ........................................            133,574             55,400           3,335,171                  -
  Transfers between funds ..........................          1,060,137          1,232,198             493,660                  -
  Redemptions (note 3) .............................           (202,908)          (141,665)            (23,128)                 -
  Annuity benefits .................................                  -                  -                   -                  -
  Annual contract maintenance charges (note 2) .....               (664)              (144)                  -                  -
  Contingent deferred sales charges (note 2) .......               (469)              (118)             (1,065)                 -
  Adjustments to maintain reserves .................               (739)                44                  90                  -
                                                       ----------------   ----------------    ----------------   ----------------
      Net equity transactions ......................            988,931          1,145,715           3,804,728                  -
                                                       ----------------   ----------------    ----------------   ----------------

Net change in contract owners' equity ..............          1,492,156            983,837           4,108,083                  -
Contract owners' equity beginning of period ........            983,837                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
Contract owners' equity end of period ..............          2,475,993            983,837           4,108,083                  -
                                                       ================   ================    ================   ================

CHANGES IN UNITS:
  Beginning units ..................................            131,428                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
  Units purchased ..................................            374,074            144,455             300,457                  -
  Units redeemed ...................................           (282,734)           (13,027)            (25,103)                 -
                                                       ----------------   ----------------    ----------------   ----------------
  Ending units .....................................            222,768            131,428             275,354                  -
                                                       ================   ================    ================   ================

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                    GVITUSGro3                          GVITVKMultiSec
                                                       -----------------------------------    -----------------------------------
                                                             2003               2002                2003               2002
                                                       ----------------   ----------------    ----------------   ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) .....................   $        (82,089)            (1,164)          1,050,031            767,325
  Realized gain (loss) on investments ..............            453,299              2,479             793,234           (231,922)
  Change in unrealized gain (loss) on investments ..            938,406            (18,595)            716,522            434,781
  Reinvested capital gains .........................            806,103                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..............          2,115,719            (17,280)          2,559,787            970,184
                                                       ----------------   ----------------    ----------------   ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) ........................................            524,434             35,292           7,790,724            918,736
  Transfers between funds ..........................         10,533,897            301,377           6,977,683          8,197,373
  Redemptions (note 3) .............................         (1,253,541)            (6,396)         (6,805,169)        (3,713,311)
  Annuity benefits .................................                  -                  -              (7,159)              (868)
  Annual contract maintenance charges (note 2) .....             (2,358)               (25)             (7,500)            (5,368)
  Contingent deferred sales charges (note 2) .......             (6,215)                 -             (31,783)           (17,855)
  Adjustments to maintain reserves .................             (2,138)               465              (1,280)            (1,600)
                                                       ----------------   ----------------    ----------------   ----------------
      Net equity transactions ......................          9,794,079            330,713           7,915,516          5,377,107
                                                       ----------------   ----------------    ----------------   ----------------

Net change in contract owners' equity ..............         11,909,798            313,433          10,475,303          6,347,291
Contract owners' equity beginning of period ........            313,433                  -          19,468,334         13,121,043
                                                       ----------------   ----------------    ----------------   ----------------
Contract owners' equity end of period ..............   $     12,223,231            313,433          29,943,637         19,468,334
                                                       ================   ================    ================   ================

CHANGES IN UNITS:
  Beginning units ..................................             38,325                  -           1,720,805          1,227,820
                                                       ----------------   ----------------    ----------------   ----------------
  Units purchased ..................................          1,675,293             39,040           3,389,326            635,673
  Units redeemed ...................................           (718,955)              (715)         (2,635,432)          (142,688)
                                                       ----------------   ----------------    ----------------   ----------------
  Ending units .....................................            994,663             38,325           2,474,699          1,720,805
                                                       ================   ================    ================   ================

                                                                      JanBal                               JanCapAp
                                                       -----------------------------------    -----------------------------------
                                                             2003               2002                2003               2002
                                                       ----------------   ----------------    ----------------   ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) .....................             29,987                  -            (390,739)          (472,951)
  Realized gain (loss) on investments ..............              1,886                  -          (3,543,872)        (9,403,059)
  Change in unrealized gain (loss) on investments ..            265,484                  -           9,773,342          1,217,075
  Reinvested capital gains .........................                  -                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..............            297,357                  -           5,838,731         (8,658,935)
                                                       ----------------   ----------------    ----------------   ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) ........................................          5,827,656                  -           6,561,760          3,348,373
  Transfers between funds ..........................            189,523                  -          (2,484,266)       (10,023,630)
  Redemptions (note 3) .............................            (34,311)                 -          (6,738,054)        (8,212,602)
  Annuity benefits .................................                  -                  -              (1,768)              (933)
  Annual contract maintenance charges (note 2) .....                  -                  -             (24,769)           (28,918)
  Contingent deferred sales charges (note 2) .......               (786)                 -             (56,928)           (74,513)
  Adjustments to maintain reserves .................               (130)                 -               4,520            (16,659)
                                                       ----------------   ----------------    ----------------   ----------------
      Net equity transactions ......................          5,981,952                  -          (2,739,505)       (15,008,882)
                                                       ----------------   ----------------    ----------------   ----------------

Net change in contract owners' equity ..............          6,279,309                  -           3,099,226        (23,667,817)
Contract owners' equity beginning of period ........                  -                  -          34,233,170         57,900,987
                                                       ----------------   ----------------    ----------------   ----------------
Contract owners' equity end of period ..............          6,279,309                  -          37,332,396         34,233,170
                                                       ================   ================    ================   ================

CHANGES IN UNITS:
  Beginning units ..................................                  -                  -           6,806,637          9,548,813
                                                       ----------------   ----------------    ----------------   ----------------
  Units purchased ..................................            565,119                  -           7,106,210            616,734
  Units redeemed ...................................            (18,857)                 -          (8,028,157)        (3,358,910)
                                                       ----------------   ----------------    ----------------   ----------------
  Ending units .....................................            546,262                  -           5,884,690          6,806,637
                                                       ================   ================    ================   ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                   JanGlTechS2                            JanGlTech
                                                       -----------------------------------    -----------------------------------
                                                            2003               2002                 2003               2002
                                                       ----------------   ----------------    ----------------   ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) .....................   $        (60,880)           (14,701)           (116,015)          (217,719)
  Realized gain (loss) on investments ..............             46,506           (112,633)         (1,227,931)        (2,549,892)
  Change in unrealized gain (loss) on investments ..          1,629,841           (294,761)          4,494,448         (6,895,285)
  Reinvested capital gains .........................                  -                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..............          1,615,467           (422,095)          3,150,502         (9,662,896)
                                                       ----------------   ----------------    ----------------   ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) ........................................          1,347,737          1,097,638              18,477            783,584
  Transfers between funds ..........................          2,376,198          1,827,712          (1,428,021)       (11,308,076)
  Redemptions (note 3) .............................         (1,035,862)          (156,266)         (1,180,083)        (2,845,960)
  Annuity benefits .................................                  -                  -                   -                  -
  Annual contract maintenance charges (note 2) .....             (3,789)              (943)             (7,756)           (12,150)
  Contingent deferred sales charges (note 2) .......             (8,059)            (1,411)            (10,270)           (27,420)
  Adjustments to maintain reserves .................             20,055              1,092             (14,621)            14,982
                                                       ----------------   ----------------    ----------------   ----------------
      Net equity transactions ......................          2,696,280          2,767,822          (2,622,274)       (13,395,040)
                                                       ----------------   ----------------    ----------------   ----------------

Net change in contract owners' equity ..............          4,311,747          2,345,727             528,228        (23,057,936)
Contract owners' equity beginning of period ........          2,345,727                  -           8,594,761         31,652,697
                                                       ----------------   ----------------    ----------------   ----------------
Contract owners' equity end of period ..............   $      6,657,474          2,345,727           9,122,989          8,594,761
                                                       ================   ================    ================   ================

CHANGES IN UNITS:
  Beginning units ..................................            330,773                  -           3,550,055          7,619,692
                                                       ----------------   ----------------    ----------------   ----------------
  Units purchased ..................................            891,439            347,546                 588            238,504
  Units redeemed ...................................           (575,600)           (16,773)           (943,233)        (4,308,141)
                                                       ----------------   ----------------    ----------------   ----------------
  Ending units .....................................            646,612            330,773           2,607,410          3,550,055
                                                       ================   ================    ================   ================

                                                                   JanIntGroS2                            JanIntGro
                                                       -----------------------------------    -----------------------------------
                                                             2003               2002                2003               2002
                                                       ----------------   ----------------    ----------------   ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) .....................            (22,325)           (20,885)            (57,149)          (185,050)
  Realized gain (loss) on investments ..............           (156,114)          (112,943)           (728,126)        (1,182,350)
  Change in unrealized gain (loss) on investments ..          2,255,406           (571,741)          5,146,892         (5,371,455)
  Reinvested capital gains .........................                  -                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..............          2,076,967           (705,569)          4,361,617         (6,738,855)
                                                       ----------------   ----------------    ----------------   ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) ........................................          1,665,190          1,379,459           2,858,187            991,653
  Transfers between funds ..........................            190,435          4,729,527          (2,984,595)        (8,829,733)
  Redemptions (note 3) .............................         (1,355,948)          (401,597)         (2,161,810)        (4,613,482)
  Annuity benefits .................................                  -                  -              (2,851)            (3,116)
  Annual contract maintenance charges (note 2) .....             (4,587)            (1,497)             (9,414)           (15,583)
  Contingent deferred sales charges (note 2) .......             (9,660)            (4,092)            (17,235)           (38,040)
  Adjustments to maintain reserves .................             35,342              7,947             (33,509)           (14,435)
                                                       ----------------   ----------------    ----------------   ----------------
      Net equity transactions ......................            520,772          5,709,747          (2,351,227)       (12,522,736)
                                                       ----------------   ----------------    ----------------   ----------------

Net change in contract owners' equity ..............          2,597,739          5,004,178           2,010,390        (19,261,591)
Contract owners' equity beginning of period ........          5,004,178                  -          13,847,721         33,109,312
                                                       ----------------   ----------------    ----------------   ----------------
Contract owners' equity end of period ..............          7,601,917          5,004,178          15,858,111         13,847,721
                                                       ================   ================    ================   ================

CHANGES IN UNITS:
  Beginning units ..................................            646,682                  -           3,173,860          5,559,505
                                                       ----------------   ----------------    ----------------   ----------------
  Units purchased ..................................            507,898            686,572           4,411,276            189,995
  Units redeemed ...................................           (414,659)           (39,890)         (5,194,722)        (2,575,640)
                                                       ----------------   ----------------    ----------------   ----------------
  Ending units .....................................            739,921            646,682           2,390,414          3,173,860
                                                       ================   ================    ================   ================

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                   JanRMgLgCap                            MFSInvGrS
                                                       -----------------------------------    -----------------------------------
                                                            2003               2002                 2003               2002
                                                       ----------------   ----------------    ----------------   ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) .....................   $         (1,189)                 -             (20,894)                 -
  Realized gain (loss) on investments ..............                537                  -               7,778                  -
  Change in unrealized gain (loss) on investments ..             32,622                  -             216,659                  -
  Reinvested capital gains .........................                  -                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..............             31,970                  -             203,543                  -
                                                       ----------------   ----------------    ----------------   ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) ........................................            388,813                  -           4,787,105                  -
  Transfers between funds ..........................             74,510                  -             411,282                  -
  Redemptions (note 3) .............................             (1,636)                 -             (36,069)                 -
  Annuity benefits .................................                  -                  -                   -                  -
  Annual contract maintenance charges (note 2) .....                 (8)                 -                   -                  -
  Contingent deferred sales charges (note 2) .......               (102)                 -                (313)                 -
  Adjustments to maintain reserves .................                 11                  -                (158)                 -
                                                       ----------------   ----------------    ----------------   ----------------
      Net equity transactions ......................            461,588                  -           5,161,847                  -
                                                       ----------------   ----------------    ----------------   ----------------

Net change in contract owners' equity ..............            493,558                  -           5,365,390                  -
Contract owners' equity beginning of period ........                  -                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
Contract owners' equity end of period ..............   $        493,558                  -           5,365,390                  -
                                                       ================   ================    ================   ================

CHANGES IN UNITS:
  Beginning units ..................................                  -                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
  Units purchased ..................................             41,625                  -             450,517                  -
  Units redeemed ...................................             (1,039)                 -             (20,445)                 -
                                                       ----------------   ----------------    ----------------   ----------------
  Ending units .....................................             40,586                  -             430,072                  -
                                                       ================   ================    ================   ================

                                                                     MFSValS                              NBAMTFasc
                                                       -----------------------------------    -----------------------------------
                                                            2003               2002                 2003               2002
                                                       ----------------   ----------------    ----------------   ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) .....................            (17,557)                 -              (6,351)                 -
  Realized gain (loss) on investments ..............             13,931                  -              34,884                  -
  Change in unrealized gain (loss) on investments ..            408,134                  -              82,890                  -
  Reinvested capital gains .........................                  -                  -                 331                  -
                                                       ----------------   ----------------    ----------------   ----------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..............            404,508                  -             111,754                  -
                                                       ----------------   ----------------    ----------------   ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) ........................................          3,647,094                  -             966,252                  -
  Transfers between funds ..........................            180,505                  -             318,307                  -
  Redemptions (note 3) .............................           (138,242)                 -              (4,367)                 -
  Annuity benefits .................................                  -                  -                   -                  -
  Annual contract maintenance charges (note 2) .....                (10)                 -                   -                  -
  Contingent deferred sales charges (note 2) .......               (321)                 -                   -                  -
  Adjustments to maintain reserves .................              2,170                  -                 (46)                 -
                                                       ----------------   ----------------    ----------------   ----------------
      Net equity transactions ......................          3,691,196                  -           1,280,146                  -
                                                       ----------------   ----------------    ----------------   ----------------

Net change in contract owners' equity ..............          4,095,704                  -           1,391,900                  -
Contract owners' equity beginning of period ........                  -                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
Contract owners' equity end of period ..............          4,095,704                  -           1,391,900                  -
                                                       ================   ================    ================   ================

CHANGES IN UNITS:
  Beginning units ..................................                  -                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
  Units purchased ..................................            353,107                  -             268,944                  -
  Units redeemed ...................................            (34,263)                 -            (165,995)                 -
                                                       ----------------   ----------------    ----------------   ----------------
  Ending units .....................................            318,844                  -             102,949                  -
                                                       ================   ================    ================   ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                     NBAMTGro                             NBAMTGuard
                                                       -----------------------------------    -----------------------------------
                                                            2003               2002                 2003               2002
                                                       ----------------   ----------------    ----------------   ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) .....................   $     (2,149,187)        (2,842,611)           (119,810)          (202,796)
  Realized gain (loss) on investments ..............        (35,003,054)      (121,071,509)         (3,013,871)        (7,200,419)
  Change in unrealized gain (loss) on investments ..         78,034,859         36,480,230           9,387,713         (4,349,844)
  Reinvested capital gains .........................                  -                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..............         40,882,618        (87,433,890)          6,254,032        (11,753,059)
                                                       ----------------   ----------------    ----------------   ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) ........................................          6,209,853          9,160,040             997,120          1,736,490
  Transfers between funds ..........................           (817,265)       (36,470,803)           (683,710)        (3,599,939)
  Redemptions (note 3) .............................        (27,159,498)       (37,225,958)         (4,331,636)        (8,548,445)
  Annuity benefits .................................            (51,107)           (64,637)             (1,295)            (2,707)
  Annual contract maintenance charges (note 2) .....           (131,851)          (161,539)            (13,300)           (18,032)
  Contingent deferred sales charges (note 2) .......           (146,036)          (241,513)            (22,884)           (68,356)
  Adjustments to maintain reserves .................            (10,202)            60,077               1,811               (792)
                                                       ----------------   ----------------    ----------------   ----------------
      Net equity transactions ......................        (22,106,106)       (64,944,333)         (4,053,894)       (10,501,781)
                                                       ----------------   ----------------    ----------------   ----------------

Net change in contract owners' equity ..............         18,776,512       (152,378,223)          2,200,138        (22,254,840)
Contract owners' equity beginning of period ........        154,019,281        306,397,504          23,479,664         45,734,504
                                                       ----------------   ----------------    ----------------   ----------------
Contract owners' equity end of period ..............   $    172,795,793        154,019,281          25,679,802         23,479,664
                                                       ================   ================    ================   ================

CHANGES IN UNITS:
  Beginning units ..................................          7,698,064         10,799,050           3,171,959          4,484,103
                                                       ----------------   ----------------    ----------------   ----------------
  Units purchased ..................................          3,961,910            440,138           1,660,870            218,837
  Units redeemed ...................................         (5,107,088)        (3,541,124)         (2,164,666)        (1,530,981)
                                                       ----------------   ----------------    ----------------   ----------------
  Ending units .....................................          6,552,886          7,698,064           2,668,163          3,171,959
                                                       ================   ================    ================   ================

                                                                    NBAMTLMat                             NBAMTMCGrS
                                                       -----------------------------------    -----------------------------------
                                                            2003               2002                 2003               2002
                                                       ----------------   ----------------    ----------------   ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) .....................          4,278,116          4,469,410             (21,866)                 -
  Realized gain (loss) on investments ..............          1,801,290          1,924,856             148,464                  -
  Change in unrealized gain (loss) on investments ..         (4,574,167)        (1,025,342)            272,144                  -
  Reinvested capital gains .........................                  -                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..............          1,505,239          5,368,924             398,742                  -
                                                       ----------------   ----------------    ----------------   ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners            18,831,876          4,861,979           4,892,050                  -
   (note 3) ........................................         (1,839,148)        32,117,289              73,421                  -
  Transfers between funds ..........................        (31,695,092)       (31,863,268)            (17,425)                 -
  Redemptions (note 3) .............................            (39,010)           (42,770)                  -                  -
  Annuity benefits .................................            (50,449)           (50,573)                 (3)                 -
  Annual contract maintenance charges (note 2) .....           (116,057)          (159,605)                (55)                 -
  Contingent deferred sales charges (note 2) .......             48,493                502              (1,056)                 -
  Adjustments to maintain reserves .................   ----------------   ----------------    ----------------   ----------------
                                                            (14,859,387)         4,863,554           4,946,932                  -
      Net equity transactions ......................   ----------------   ----------------    ----------------   ----------------

                                                            (13,354,148)        10,232,478           5,345,674                  -
Net change in contract owners' equity ..............        142,777,399        132,544,921                   -                  -
Contract owners' equity beginning of period ........   ----------------   ----------------    ----------------   ----------------
                                                            129,423,251        142,777,399           5,345,674                  -
Contract owners' equity end of period ..............   ================   ================    ================   ================


CHANGES IN UNITS:                                             8,258,426          8,080,794                   -                  -
  Beginning units ..................................   ----------------   ----------------    ----------------   ----------------
                                                              5,949,848            259,848           1,271,869                  -
  Units purchased ..................................         (6,272,220)           (82,216)           (846,511)                 -
  Units redeemed ...................................   ----------------   ----------------    ----------------   ----------------
                                                              7,936,054          8,258,426             425,358                  -
  Ending units .....................................   ================   ================    ================   ================


NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                     NBAMTPart                             NBAMSocRes
                                                       -----------------------------------    -----------------------------------
                                                             2003               2002                2003               2002
                                                       ----------------   ----------------    ----------------   ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) .....................   $     (2,675,175)        (1,975,456)             (2,685)                 -
  Realized gain (loss) on investments ..............        (11,787,667)       (39,088,788)              2,536                  -
  Change in unrealized gain (loss) on investments ..         71,257,274        (31,634,937)             66,895                  -
  Reinvested capital gains .........................                  -                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..............         56,794,432        (72,699,181)             66,746                  -
                                                       ----------------   ----------------    ----------------   ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) ........................................          6,147,054          7,877,419             909,968                  -
  Transfers between funds ..........................         (1,011,121)       (16,365,182)            124,848                  -
  Redemptions (note 3) .............................        (34,683,124)       (38,963,465)            (26,187)                 -
  Annuity benefits .................................            (54,949)           (74,655)                  -                  -
  Annual contract maintenance charges (note 2) .....           (108,232)          (126,464)                  -                  -
  Contingent deferred sales charges (note 2) .......           (209,257)          (355,975)                  -                  -
  Adjustments to maintain reserves .................              4,147            (15,958)                 (9)                 -
                                                       ----------------   ----------------    ----------------   ----------------
      Net equity transactions ......................        (29,915,482)       (48,024,280)          1,008,620                  -
                                                       ----------------   ----------------    ----------------   ----------------

Net change in contract owners' equity ..............         26,878,950       (120,723,461)          1,075,366                  -
Contract owners' equity beginning of period ........        186,418,259        307,141,720                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
Contract owners' equity end of period ..............   $    213,297,209        186,418,259           1,075,366                  -
                                                       ================   ================    ================   ================

CHANGES IN UNITS:
  Beginning units ..................................         10,763,542         13,271,405                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
  Units purchased ..................................          2,921,651            416,331              95,061                  -
  Units redeemed ...................................         (4,446,594)        (2,924,194)             (7,257)                 -
                                                       ----------------   ----------------    ----------------   ----------------
  Ending units .....................................          9,238,599         10,763,542              87,804                  -
                                                       ================   ================    ================   ================

                                                                     OppAggGro                             OppBdFd
                                                       -----------------------------------    -----------------------------------
                                                             2003               2002                2003               2002
                                                       ----------------   ----------------    ----------------   ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) .....................           (287,824)          (151,162)         10,451,536         15,316,476
  Realized gain (loss) on investments ..............          2,153,406         (9,095,906)            267,050        (10,953,722)
  Change in unrealized gain (loss) on investments ..          2,264,657            174,629           1,021,140         13,114,967
  Reinvested capital gains .........................                  -                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..............          4,130,239         (9,072,439)         11,739,726         17,477,721
                                                       ----------------   ----------------    ----------------   ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) ........................................          2,311,857          2,924,488           7,201,009          7,696,362
  Transfers between funds ..........................          1,852,811         (7,327,562)        (15,801,618)        15,604,224
  Redemptions (note 3) .............................         (4,394,670)        (4,471,576)        (46,688,110)       (56,522,427)
  Annuity benefits .................................               (353)            (1,104)            (51,617)           (51,016)
  Annual contract maintenance charges (note 2) .....            (20,502)           (22,385)            (99,407)           (95,340)
  Contingent deferred sales charges (note 2) .......            (42,865)           (41,781)           (245,590)          (398,734)
  Adjustments to maintain reserves .................              2,295             (5,027)             52,019            151,768
                                                       ----------------   ----------------    ----------------   ----------------
      Net equity transactions ......................           (291,427)        (8,944,947)        (55,633,314)       (33,615,163)
                                                       ----------------   ----------------    ----------------   ----------------

Net change in contract owners' equity ..............          3,838,812        (18,017,386)        (43,893,588)       (16,137,442)
Contract owners' equity beginning of period ........         18,660,952         36,678,338         247,317,553        263,454,995
                                                       ----------------   ----------------    ----------------   ----------------
Contract owners' equity end of period ..............         22,499,764         18,660,952         203,423,965        247,317,553
                                                       ================   ================    ================   ================

CHANGES IN UNITS:
  Beginning units ..................................          4,980,792          6,975,880          13,606,303         15,690,317
                                                       ----------------   ----------------    ----------------   ----------------
  Units purchased ..................................         15,057,539            657,447           2,786,171          1,461,651
  Units redeemed ...................................        (15,192,581)        (2,652,535)         (5,943,272)        (3,545,665)
                                                       ----------------   ----------------    ----------------   ----------------
  Ending units .....................................          4,845,750          4,980,792          10,449,202         13,606,303
                                                       ================   ================    ================   ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                     OppCapAp                              OppCapApS
                                                       -----------------------------------    -----------------------------------
                                                             2003               2002                2003               2002
                                                       ----------------   ----------------    ----------------   ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) .....................   $     (1,349,907)        (1,313,513)            (49,847)                 -
  Realized gain (loss) on investments ..............        (24,110,308)       (87,173,894)             12,213                  -
  Change in unrealized gain (loss) on investments ..         62,298,817         22,283,716             991,271                  -
  Reinvested capital gains .........................                  -                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..............         36,838,602        (66,203,691)            953,637                  -
                                                       ----------------   ----------------    ----------------   ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) ........................................          7,766,179         10,751,517          12,161,780                  -
  Transfers between funds ..........................          3,151,333        (18,561,251)          1,371,546                  -
  Redemptions (note 3) .............................        (24,734,650)       (35,203,964)           (116,656)                 -
  Annuity benefits .................................            (30,343)           (34,935)                  -                  -
  Annual contract maintenance charges (note 2) .....            (99,483)          (117,603)                 (6)                 -
  Contingent deferred sales charges (note 2) .......           (201,754)          (330,530)             (5,121)                 -
  Adjustments to maintain reserves .................             25,111            (44,794)                (72)                 -
                                                       ----------------   ----------------    ----------------   ----------------
      Net equity transactions ......................        (14,123,607)       (43,541,560)         13,411,471                  -
                                                       ----------------   ----------------    ----------------   ----------------

Net change in contract owners' equity ..............         22,714,995       (109,745,251)         14,365,108                  -
Contract owners' equity beginning of period ........        137,647,583        247,392,834                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
Contract owners' equity end of period ..............   $    160,362,578        137,647,583          14,365,108                  -
                                                       ================   ================    ================   ================

CHANGES IN UNITS:
  Beginning units ..................................         12,583,296         16,326,806                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
  Units purchased ..................................          8,804,324            935,711           1,134,356                  -
  Units redeemed ...................................        (10,043,007)        (4,679,221)            (73,186)                 -
                                                       ----------------   ----------------    ----------------   ----------------
  Ending units .....................................         11,344,613         12,583,296           1,061,170                  -
                                                       ================   ================    ================   ================

                                                                     OppGlSec3                             OppGlSec
                                                       -----------------------------------    -----------------------------------
                                                             2003               2002                2003               2002
                                                       ----------------   ----------------    ----------------   ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) .....................           (218,628)                 -          (1,818,530)        (3,643,582)
  Realized gain (loss) on investments ..............            510,865                  -         (39,349,876)      (166,882,796)
  Change in unrealized gain (loss) on investments ..          7,197,342                  -         163,644,637         49,178,238
  Reinvested capital gains .........................                  -                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..............          7,489,579                  -         122,476,231       (121,348,140)
                                                       ----------------   ----------------    ----------------   ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) ........................................          8,495,380                  -           4,612,260         16,262,566
  Transfers between funds ..........................         30,028,499                  -         (38,251,933)       (17,123,557)
  Redemptions (note 3) .............................         (2,943,368)                 -         (60,982,238)       (87,687,082)
  Annuity benefits .................................                  -                  -            (103,785)          (138,490)
  Annual contract maintenance charges (note 2) .....             (6,622)                 -            (179,035)          (217,899)
  Contingent deferred sales charges (note 2) .......            (17,499)                 -            (320,290)          (620,813)
  Adjustments to maintain reserves .................            727,771                  -            (765,981)           (75,111)
                                                       ----------------   ----------------    ----------------   ----------------
      Net equity transactions ......................         36,284,161                  -         (95,991,002)       (89,600,386)
                                                       ----------------   ----------------    ----------------   ----------------

Net change in contract owners' equity ..............         43,773,740                  -          26,485,229       (210,948,526)
Contract owners' equity beginning of period ........                  -                  -         360,987,801        571,936,327
                                                       ----------------   ----------------    ----------------   ----------------
Contract owners' equity end of period ..............         43,773,740                  -         387,473,030        360,987,801
                                                       ================   ================    ================   ================

CHANGES IN UNITS:
  Beginning units ..................................                  -                  -          19,239,592         23,483,483
                                                       ----------------   ----------------    ----------------   ----------------
  Units purchased ..................................          4,235,540                  -           4,407,631            779,424
  Units redeemed ...................................         (1,158,302)                 -          (9,031,280)        (5,023,315)
                                                       ----------------   ----------------    ----------------   ----------------
  Ending units .....................................          3,077,238                  -          14,615,943         19,239,592
                                                       ================   ================    ================   ================

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                     OppGlSecS                             OppHighIncS
                                                       -----------------------------------    -----------------------------------
                                                             2003               2002                2003               2002
                                                       ----------------   ----------------    ----------------   ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) .....................   $        (60,491)                 -             (81,578)                 -
  Realized gain (loss) on investments ..............            842,516                  -             751,622                  -
  Change in unrealized gain (loss) on investments ..          1,297,032                  -             321,597                  -
  Reinvested capital gains .........................                  -                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..............          2,079,057                  -             991,641                  -
                                                       ----------------   ----------------    ----------------   ----------------

Equity transactions:
  Purchase payments received from contract owners
   (note 3) ........................................         12,390,519                  -          13,935,739                  -
  Transfers between funds ..........................          2,866,343                  -           6,426,408                  -
  Redemptions (note 3) .............................           (126,532)                 -          (7,166,565)                 -
  Annuity benefits .................................                  -                  -                   -                  -
  Annual contract maintenance charges (note 2) .....                (17)                 -                 (15)                 -
  Contingent deferred sales charges (note 2) .......               (599)                 -                (416)                 -
  Adjustments to maintain reserves .................                (79)                 -                (242)                 -
                                                       ----------------   ----------------    ----------------   ----------------
      Net equity transactions ......................         15,129,635                  -          13,194,909                  -
                                                       ----------------   ----------------    ----------------   ----------------

Net change in contract owners' equity ..............         17,208,692                  -          14,186,550                  -
Contract owners' equity beginning of period ........                  -                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
Contract owners' equity end of period ..............   $     17,208,692                  -          14,186,550                  -
                                                       ================   ================    ================   ================

CHANGES IN UNITS:
  Beginning units ..................................                  -                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
  Units purchased ..................................          3,350,702                  -           3,407,300                  -
  Units redeemed ...................................         (2,207,581)                 -          (2,232,084)                 -
                                                       ----------------   ----------------    ----------------   ----------------
  Ending units .....................................          1,143,121                  -           1,175,216                  -
                                                       ================   ================    ================   ================

                                                                     OppMSFund                             OppMSFundS
                                                       -----------------------------------    -----------------------------------
                                                             2003               2002                2003               2002
                                                       ----------------   ----------------    ----------------   ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) .....................           (130,433)          (149,523)            (35,811)                 -
  Realized gain (loss) on investments ..............         (2,004,913)        (3,459,815)              8,617                  -
  Change in unrealized gain (loss) on investments ..          8,287,267         (1,958,754)            743,621                  -
  Reinvested capital gains .........................                  -                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..............          6,151,921         (5,568,092)            716,427                  -
                                                       ----------------   ----------------    ----------------   ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) ........................................          2,658,400          2,637,856           8,983,418                  -
  Transfers between funds ..........................          7,465,399          6,648,309             708,486                  -
  Redemptions (note 3) .............................         (5,693,030)        (4,837,876)           (180,548)                 -
  Annuity benefits .................................               (688)              (401)                  -                  -
  Annual contract maintenance charges (note 2) .....            (15,126)           (13,470)                (10)                 -
  Contingent deferred sales charges (note 2) .......            (39,478)           (35,971)               (248)                 -
  Adjustments to maintain reserves .................              3,921             (2,910)              1,762                  -
                                                       ----------------   ----------------    ----------------   ----------------
      Net equity transactions ......................          4,379,398          4,395,537           9,512,860                  -
                                                       ----------------   ----------------    ----------------   ----------------

Net change in contract owners' equity ..............         10,531,319         (1,172,555)         10,229,287                  -
Contract owners' equity beginning of period ........         22,281,518         23,454,073                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
Contract owners' equity end of period ..............         32,812,837         22,281,518          10,229,287                  -
                                                       ================   ================    ================   ================

CHANGES IN UNITS:
  Beginning units ..................................          3,496,934          2,949,192                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
  Units purchased ..................................          4,693,502            735,359             826,647                  -
  Units redeemed ...................................         (4,071,532)          (187,617)            (42,820)                 -
                                                       ----------------   ----------------    ----------------   ----------------
  Ending units .....................................          4,118,904          3,496,934             783,827                  -
                                                       ================   ================    ================   ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                     OppMSSmCapS                           OppMultStr
                                                       -----------------------------------    -----------------------------------
                                                             2003               2002                2003               2002
                                                       ----------------   ----------------    ----------------   ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) .....................   $        (15,922)                 -           2,736,861          4,952,657
  Realized gain (loss) on investments ..............             82,734                  -          (6,522,986)        (8,357,297)
  Change in unrealized gain (loss) on investments ..            338,944                  -          39,854,864        (26,760,024)
  Reinvested capital gains .........................                  -                  -                   -          3,191,289
                                                       ----------------   ----------------    ----------------   ----------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..............            405,756                  -          36,068,739        (26,973,375)
                                                       ----------------   ----------------    ----------------   ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) ........................................          3,218,765                  -           6,476,564          6,063,291
  Transfers between funds ..........................            487,850                  -           2,204,551        (16,424,831)
  Redemptions (note 3) .............................            (22,195)                 -         (29,826,029)       (37,557,178)
  Annuity benefits .................................                  -                  -             (55,899)           (68,112)
  Annual contract maintenance charges (note 2) .....                 (5)                 -             (92,235)          (103,252)
  Contingent deferred sales charges (note 2) .......             (1,128)                 -            (139,173)          (242,043)
  Adjustments to maintain reserves .................                (42)                 -               4,432            (36,432)
                                                       ----------------   ----------------    ----------------   ----------------
      Net equity transactions ......................          3,683,245                  -         (21,427,789)       (48,368,557)
                                                       ----------------   ----------------    ----------------   ----------------

Net change in contract owners' equity ..............          4,089,001                  -          14,640,950        (75,341,932)
Contract owners' equity beginning of period ........                  -                  -         170,081,258        245,423,190
                                                       ----------------   ----------------    ----------------   ----------------
Contract owners' equity end of period ..............   $      4,089,001                  -         184,722,208        170,081,258
                                                       ================   ================    ================   ================

CHANGES IN UNITS:
  Beginning units ..................................                  -                  -           8,670,954         11,167,226
                                                       ----------------   ----------------    ----------------   ----------------
  Units purchased ..................................            432,323                  -             970,072            315,860
  Units redeemed ...................................           (160,226)                 -          (2,035,086)        (2,812,132)
                                                       ----------------   ----------------    ----------------   ----------------
  Ending units .....................................            272,097                  -           7,605,940          8,670,954
                                                       ================   ================    ================   ================

                                                                     PVTDiscGro                            PVTGroInc
                                                       -----------------------------------    -----------------------------------
                                                             2003               2002                2003               2002
                                                       ----------------   ----------------    ----------------   ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) .....................             (4,461)                 -              (5,763)                 -
  Realized gain (loss) on investments ..............             15,613                  -              17,935                  -
  Change in unrealized gain (loss) on investments ..             45,166                  -             129,886                  -
  Reinvested capital gains .........................                  -                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..............             56,318                  -             142,058                  -
                                                       ----------------   ----------------    ----------------   ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) ........................................          1,353,446                  -           1,686,209                  -
  Transfers between funds ..........................           (224,975)                 -            (183,773)                 -
  Redemptions (note 3) .............................             (5,248)                 -             (24,710)                 -
  Annuity benefits .................................                  -                  -                   -                  -
  Annual contract maintenance charges (note 2) .....                  -                  -                   -                  -
  Contingent deferred sales charges (note 2) .......                (30)                 -              (4,506)                 -
  Adjustments to maintain reserves .................                 (2)                 -                 (43)                 -
                                                       ----------------   ----------------    ----------------   ----------------
      Net equity transactions ......................          1,123,191                  -           1,473,177                  -
                                                       ----------------   ----------------    ----------------   ----------------

Net change in contract owners' equity ..............          1,179,509                  -           1,615,235                  -
Contract owners' equity beginning of period ........                  -                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
Contract owners' equity end of period ..............          1,179,509                  -           1,615,235                  -
                                                       ================   ================    ================   ================

CHANGES IN UNITS:
  Beginning units ..................................                  -                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
  Units purchased ..................................            127,325                  -             203,201                  -
  Units redeemed ...................................            (25,658)                 -             (71,666)                 -
                                                       ----------------   ----------------    ----------------   ----------------
  Ending units .....................................            101,667                  -             131,535                  -
                                                       ================   ================    ================   ================

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                     PVTIntEq                              SRSTSmCapV
                                                       -----------------------------------    -----------------------------------
                                                             2003               2002                2003               2002
                                                       ----------------   ----------------    ----------------   ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) .....................   $         (9,237)                 -                  76                  -
  Realized gain (loss) on investments ..............            287,554                  -                   -                  -
  Change in unrealized gain (loss) on investments ..             74,834                  -                  40                  -
  Reinvested capital gains .........................                  -                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..............            353,151                  -                 116                  -
                                                       ----------------   ----------------    ----------------   ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) ........................................          1,281,958                  -                   -                  -
  Transfers between funds ..........................            695,342                  -              28,754                  -
  Redemptions (note 3) .............................             (6,378)                 -                   -                  -
  Annuity benefits .................................                  -                  -                   -                  -
  Annual contract maintenance charges (note 2) .....                  -                  -                   -                  -
  Contingent deferred sales charges (note 2) .......                  -                  -                   -                  -
  Adjustments to maintain reserves .................                 (1)                 -                 578                  -
                                                       ----------------   ----------------    ----------------   ----------------
      Net equity transactions ......................          1,970,921                  -              29,332                  -
                                                       ----------------   ----------------    ----------------   ----------------

Net change in contract owners' equity ..............          2,324,072                  -              29,448                  -
Contract owners' equity beginning of period ........                  -                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
Contract owners' equity end of period ..............   $      2,324,072                  -              29,448                  -
                                                       ================   ================    ================   ================

CHANGES IN UNITS:
  Beginning units ..................................                  -                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
  Units purchased ..................................          1,646,930                  -               2,627                  -
  Units redeemed ...................................         (1,460,929)                 -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
  Ending units .....................................            186,001                  -               2,627                  -
                                                       ================   ================    ================   ================

                                                                     StOpp2                                StDisc2
                                                       -----------------------------------    -----------------------------------
                                                             2003               2002                2003               2002
                                                       ----------------   ----------------    ----------------   ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) .....................         (5,273,211)        (5,443,878)         (1,011,212)        (1,202,655)
  Realized gain (loss) on investments ..............        (35,777,830)       (57,765,249)            109,735           (484,692)
  Change in unrealized gain (loss) on investments ..        166,589,913       (130,843,865)         24,697,203        (11,359,777)
  Reinvested capital gains .........................                  -          9,132,152                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..............        125,538,872       (184,920,840)         23,795,726        (13,047,124)
                                                       ----------------   ----------------    ----------------   ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) ........................................         13,315,698         18,648,537           1,957,690          2,342,913
  Transfers between funds ..........................        (25,136,792)       (44,862,323)         (4,595,706)        (5,818,095)
  Redemptions (note 3) .............................        (72,828,047)       (98,273,753)        (13,129,084)       (15,658,694)
  Annuity benefits .................................            (68,270)           (87,177)            (16,291)           (18,817)
  Annual contract maintenance charges (note 2) .....           (246,488)          (297,062)            (49,795)           (56,517)
  Contingent deferred sales charges (note 2) .......           (370,793)          (597,866)            (57,776)           (96,973)
  Adjustments to maintain reserves .................            (57,151)          (405,159)            (98,174)           406,844
                                                       ----------------   ----------------    ----------------   ----------------
      Net equity transactions ......................        (85,391,843)      (125,874,803)        (15,989,136)       (18,899,339)
                                                       ----------------   ----------------    ----------------   ----------------

Net change in contract owners' equity ..............         40,147,029       (310,795,643)          7,806,590        (31,946,463)
Contract owners' equity beginning of period ........        403,963,377        714,759,020          73,821,985        105,768,448
                                                       ----------------   ----------------    ----------------   ----------------
Contract owners' equity end of period ..............        444,110,406        403,963,377          81,628,575         73,821,985
                                                       ================   ================    ================   ================

CHANGES IN UNITS:
  Beginning units ..................................         16,110,284         20,735,773           4,412,647          5,530,289
                                                       ----------------   ----------------    ----------------   ----------------
  Units purchased ..................................          2,867,865            692,910             613,216            136,854
  Units redeemed ...................................         (5,959,805)        (5,318,399)         (1,496,958)        (1,254,496)
                                                       ----------------   ----------------    ----------------   ----------------
  Ending units .....................................         13,018,344         16,110,284           3,528,905          4,412,647
                                                       ================   ================    ================   ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                     StIntStk2                             VEWrldBd
                                                       -----------------------------------    -----------------------------------
                                                             2003               2002                2003               2002
                                                       ----------------   ----------------    ----------------   ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) .....................   $        160,386            367,224             361,780           (641,866)
  Realized gain (loss) on investments ..............           (568,402)        (4,486,683)          7,368,241          3,580,388
  Change in unrealized gain (loss) on investments ..           (133,895)          (479,726)            900,683          5,464,887
  Reinvested capital gains .........................                  -                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..............           (541,911)        (4,599,185)          8,630,704          8,403,409
                                                       ----------------   ----------------    ----------------   ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) ........................................            128,201            881,852           1,448,436          1,473,739
  Transfers between funds ..........................        (13,533,271)        (1,868,665)        (10,572,005)        25,779,192
  Redemptions (note 3) .............................           (643,096)        (4,328,830)        (10,435,570)       (10,735,380)
  Annuity benefits .................................               (272)            (2,952)            (22,466)           (19,265)
  Annual contract maintenance charges (note 2) .....             (1,299)           (12,150)            (31,701)           (23,865)
  Contingent deferred sales charges (note 2) .......             (2,879)           (35,587)            (46,023)           (57,983)
  Adjustments to maintain reserves .................            (25,170)             1,790              15,734             (5,907)
                                                       ----------------   ----------------    ----------------   ----------------
      Net equity transactions ......................        (14,077,786)        (5,364,542)        (19,643,595)        16,410,531
                                                       ----------------   ----------------    ----------------   ----------------

Net change in contract owners' equity ..............        (14,619,697)        (9,963,727)        (11,012,891)        24,813,940
Contract owners' equity beginning of period ........         14,619,699         24,583,426          62,585,851         37,771,911
                                                       ----------------   ----------------    ----------------   ----------------
Contract owners' equity end of period ..............   $              2         14,619,699          51,572,960         62,585,851
                                                       ================   ================    ================   ================

CHANGES IN UNITS:
  Beginning units ..................................          2,668,379          3,252,169           4,136,893          2,997,727
                                                       ----------------   ----------------    ----------------   ----------------
  Units purchased ..................................          1,464,859             96,850           3,323,555          1,461,091
  Units redeemed ...................................         (4,133,236)          (680,640)         (4,597,457)          (321,925)
                                                       ----------------   ----------------    ----------------   ----------------
  Ending units .....................................                  2          2,668,379           2,862,991          4,136,893
                                                       ================   ================    ================   ================

                                                                     VEWrldEMkt                            VEWrldHAs
                                                       -----------------------------------    -----------------------------------
                                                             2003               2002                2003               2002
                                                       ----------------   ----------------    ----------------   ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) .....................           (468,809)          (550,476)           (320,186)          (239,293)
  Realized gain (loss) on investments ..............          8,009,598          1,532,116             961,557         (1,348,889)
  Change in unrealized gain (loss) on investments ..          9,202,940         (3,642,668)         13,679,328         (1,009,106)
  Reinvested capital gains .........................                  -                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..............         16,743,729         (2,661,028)         14,320,699         (2,597,288)
                                                       ----------------   ----------------    ----------------   ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) ........................................          1,360,741          2,030,872           1,551,501          1,308,314
  Transfers between funds ..........................          4,738,157          2,639,719           2,418,387         10,844,973
  Redemptions (note 3) .............................         (7,520,009)        (8,935,335)         (5,522,211)        (7,216,364)
  Annuity benefits .................................            (17,950)           (10,545)             (4,111)            (9,422)
  Annual contract maintenance charges (note 2) .....            (23,475)           (28,358)            (24,467)           (25,910)
  Contingent deferred sales charges (note 2) .......            (47,991)           (75,632)            (23,985)           (45,258)
  Adjustments to maintain reserves .................            (13,786)            (5,812)             10,508              9,438
                                                       ----------------   ----------------    ----------------   ----------------
      Net equity transactions ......................         (1,524,313)        (4,385,091)         (1,594,378)         4,865,771
                                                       ----------------   ----------------    ----------------   ----------------

Net change in contract owners' equity ..............         15,219,416         (7,046,119)         12,726,321          2,268,483
Contract owners' equity beginning of period ........         35,845,518         42,891,637          38,140,010         35,871,527
                                                       ----------------   ----------------    ----------------   ----------------
Contract owners' equity end of period ..............         51,064,934         35,845,518          50,866,331         38,140,010
                                                       ================   ================    ================   ================

CHANGES IN UNITS:
  Beginning units ..................................          5,964,059          6,836,908           3,463,167          3,093,490
                                                       ----------------   ----------------    ----------------   ----------------
  Units purchased ..................................         12,186,530            955,912           4,754,671            507,404
  Units redeemed ...................................        (12,565,072)        (1,828,761)         (5,012,709)          (137,727)
                                                       ----------------   ----------------    ----------------   ----------------
  Ending units .....................................          5,585,517          5,964,059           3,205,129          3,463,167
                                                       ================   ================    ================   ================

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                     VKCorPlus2                            VKEmMkt
                                                       -----------------------------------    -----------------------------------
                                                             2003               2002                2003               2002
                                                       ----------------   ----------------    ----------------   ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) .....................   $         (5,121)                 -            (296,197)           847,093
  Realized gain (loss) on investments ..............                (76)                 -           2,308,162           (337,075)
  Change in unrealized gain (loss) on investments ..             17,732                  -           2,913,674            142,646
  Reinvested capital gains .........................                924                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..............             13,459                  -           4,925,639            652,664
                                                       ----------------   ----------------    ----------------   ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) ........................................          1,343,604                  -           1,835,397            604,970
  Transfers between funds ..........................            149,894                  -           5,814,710          7,162,695
  Redemptions (note 3) .............................            (11,559)                 -          (3,541,793)        (2,837,586)
  Annuity benefits .................................                  -                  -              (3,761)            (2,884)
  Annual contract maintenance charges (note 2) .....                  -                  -             (11,795)            (7,781)
  Contingent deferred sales charges (note 2) .......               (201)                 -             (20,576)           (27,283)
  Adjustments to maintain reserves .................                 14                  -               8,581             (6,825)
                                                       ----------------   ----------------    ----------------   ----------------
      Net equity transactions ......................          1,481,752                  -           4,080,763          4,885,306
                                                       ----------------   ----------------    ----------------   ----------------

Net change in contract owners' equity ..............          1,495,211                  -           9,006,402          5,537,970
Contract owners' equity beginning of period ........                  -                  -          15,512,825          9,974,855
                                                       ----------------   ----------------    ----------------   ----------------
Contract owners' equity end of period ..............   $      1,495,211                  -          24,519,227         15,512,825
                                                       ================   ================    ================   ================

CHANGES IN UNITS:
  Beginning units ..................................                  -                  -           1,362,649            945,006
                                                       ----------------   ----------------    ----------------   ----------------
  Units purchased ..................................            151,163                  -           3,223,122            529,389
  Units redeemed ...................................             (3,184)                 -          (2,879,121)          (111,746)
                                                       ----------------   ----------------    ----------------   ----------------
  Ending units .....................................            147,979                  -           1,706,650          1,362,649
                                                       ================   ================    ================   ================

                                                                     VKEmMkt2                              VKUSRealEst
                                                       -----------------------------------    -----------------------------------
                                                             2003               2002                2003               2002
                                                       ----------------   ----------------    ----------------   ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) .....................             (9,382)                 -          (1,783,406)         2,158,136
  Realized gain (loss) on investments ..............             10,390                  -           1,494,615          3,233,926
  Change in unrealized gain (loss) on investments ..            126,170                  -          40,337,880        (14,119,978)
  Reinvested capital gains .........................                  -                  -                   -          3,084,769
                                                       ----------------   ----------------    ----------------   ----------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..............            127,178                  -          40,049,089         (5,643,147)
                                                       ----------------   ----------------    ----------------   ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3) ........................................          1,923,566                  -           4,751,065          4,866,746
  Transfers between funds ..........................            705,646                  -           3,356,822         25,129,173
  Redemptions (note 3) .............................            (24,867)                 -         (23,927,384)       (27,295,137)
  Annuity benefits .................................                  -                  -             (20,516)           (16,428)
  Annual contract maintenance charges (note 2) .....                  -                  -             (61,403)           (58,842)
  Contingent deferred sales charges (note 2) .......               (320)                 -            (137,346)          (182,538)
  Adjustments to maintain reserves .................                (79)                 -               4,234            (19,317)
                                                       ----------------   ----------------    ----------------   ----------------
      Net equity transactions ......................          2,603,946                  -         (16,034,528)         2,423,657
                                                       ----------------   ----------------    ----------------   ----------------

Net change in contract owners' equity ..............          2,731,124                  -          24,014,561         (3,219,490)
Contract owners' equity beginning of period ........                  -                  -         127,220,471        130,439,961
                                                       ----------------   ----------------    ----------------   ----------------
Contract owners' equity end of period ..............          2,731,124                  -         151,235,032        127,220,471
                                                       ================   ================    ================   ================

CHANGES IN UNITS:
  Beginning units ..................................                  -                  -           6,388,968          6,412,848
                                                       ----------------   ----------------    ----------------   ----------------
  Units purchased ..................................            243,306                  -           1,913,262            217,460
  Units redeemed ...................................            (26,224)                 -          (2,704,608)          (241,340)
                                                       ----------------   ----------------    ----------------   ----------------
  Ending units .....................................            217,082                  -           5,597,622          6,388,968
                                                       ================   ================    ================   ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                     VKUSRealEst2                          VicDivrStk
                                                       -----------------------------------    -----------------------------------
                                                             2003               2002                2003               2002
                                                       ----------------   ----------------    ----------------   ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) .....................   $        (39,655)                 -                   7                  -
  Realized gain (loss) on investments ..............             77,571                  -                   2                  -
  Change in unrealized gain (loss) on investments ..            742,473                  -                 821                  -
  Reinvested capital gains .........................                  -                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..............            780,389                  -                 830                  -
                                                       ----------------   ----------------    ----------------   ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners
   (note 3)                                                   8,498,419                  -              20,880                  -
  Transfers between funds ..........................          1,711,601                  -                   -                  -
  Redemptions (note 3) .............................           (164,842)                 -                   -                  -
  Annuity benefits .................................                  -                  -                   -                  -
  Annual contract maintenance charges (note 2) .....                  -                  -                   -                  -
  Contingent deferred sales charges (note 2) .......             (1,426)                 -                   -                  -
  Adjustments to maintain reserves .................               (100)                 -                   6                  -
                                                       ----------------   ----------------    ----------------   ----------------
      Net equity transactions ......................         10,043,652                  -              20,886                  -
                                                       ----------------   ----------------    ----------------   ----------------

Net change in contract owners' equity ..............         10,824,041                  -              21,716                  -
Contract owners' equity beginning of period ........                  -                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
Contract owners' equity end of period ..............   $     10,824,041                  -              21,716                  -
                                                       ================   ================    ================   ================

CHANGES IN UNITS:
  Beginning units ..................................                  -                  -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
  Units purchased ..................................            902,907                  -               1,741                  -
  Units redeemed ...................................           (101,192)                 -                   -                  -
                                                       ----------------   ----------------    ----------------   ----------------
  Ending units .....................................            801,715                  -               1,741                  -
                                                       ================   ================    ================   ================

See accompanying notes to financial statements.

================================================================================

                         NATIONWIDE VARIABLE ACCOUNT-II
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2003 AND 2002

(1)  BACKGROUND AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a)  Organization and Nature of Operations

          The Nationwide Variable Account-II (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1981. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts, and Individual Modified Single Premium Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

     (b)  The Contracts

          Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

          With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

               Portfolios of the AIM Variable Insurance Funds, Inc. (AIM VIF);
                    AIM VIF - Basic Value Fund - Series II Shares (AIMBValue2) AIM VIF - Capital Appreciation Fund - Series II Shares
                     (AIMCapAp2)
                    AIM VIF - Capital Development Fund - Series II Shares
                     (AIMCapDev2)

               Alger American Balanced Portfolio - Class S (AlgBal)*

               Alger American MidCap Growth Portfolio - Class S (AlgMidCapGr)

               Portfolios of the AllianceBernstein Variable Products Series
                Fund, Inc. (Alliance VPSF);
                    Alliance VPSF - AllianceBernstein Growth & Income Portfolio
                     - Class B (AlGrIncB)
                    Alliance VPSF - AllianceBernstein Small Cap Value Portfolio
                     - Class B (AlSmCapValB)

               Portfolios of the American Century Variable Portfolios,
                Inc. (American Century VP);
                    American Century VP - Balanced Fund - Class I (ACVPBal) American Century VP - Capital Appreciation Fund - Class I
                     (ACVPCapAp)
                    American Century VP - Income & Growth Fund - Class I
                     (ACVPIncGr)
                    American Century VP - Income & Growth Fund - Class II
                     (ACVPIncGr2)
                    American Century VP - Inflation Protection Fund - Class II
                     (ACVPInflaPro)
                    American Century VP - International Fund - Class I (ACVPInt) American Century VP - International Fund - Class II
                     (ASVPInt2)
                    American Century VP - International Fund - Class III
                     (ACVPInt3)
                    American Century VP - Ultra(R) Fund - Class I (ACVPUltra) American Century VP - Ultra(R) Fund - Class II (ACVPUltra2) American Century VP - Value Fund - Class I (ACVPVal) American Century VP - Value Fund - Class II (ACVPVal2)

               Portfolios of the American Variable Insurance Series (American
                VIS);
                    American VIS - Growth Fund - Class I (AmerGro)
                    American VIS - High-Yield Bond Fund - Class I (AmerHiYld) American VIS - U.S. Government/AAA-Rated Securities Fund -
                     Class I (AmerUSGvt)

               Charles Schwab Money Market Portfolio (ChScMM)

               Portfolios of the Credit Suisse Trust;
                    Credit Suisse Trust - Global Post-Venture Capital Portfolio
                     (CSGPVen)
                    Credit Suisse Trust - International Focus Portfolio
                     (CSIntFoc)
                    Credit Suisse Trust - Small Cap Growth Portfolio (CSSmCapGr)

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II

               Portfolios of the Dreyfus Investment Portfolios (Dreyfus IP);
                    Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
                     (DrySmCapIxS)

               Dreyfus Socially Responsible Growth Fund, Inc., The (DrySRGro)

               Dreyfus Stock Index Fund, Inc. - Initial Shares (DryStkIx)

               Dreyfus Stock Index Fund, Inc. - Service Shares (DryStklxS)

               Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                    Dreyfus VIF - Appreciation Portfolio - Initial Shares
                     (DryVIFApp)
                    Dreyfus VIF - Appreciation Portfolio - Service Shares
                     (DryVIFAppS)
                    Dreyfus VIF - Developing Leaders Portfolio - Service Shares
                     (DryVIFDevLdS)
                    Dreyfus VIF - Growth and Income Portfolio - Initial Shares
                     (DryVIFGrInc)

               Portfolios of the Federated Insurance Series (Federated IS);
                    Federated IS - American Leaders Fund II - Service Shares
                     (FedAmLeadS)
                    Federated IS - Capital Appreciation Fund II - Service Shares
                     (FedCapApS)
                    Federated IS - Quality Bond Fund II - Primary Shares
                     (FedQualBd)
                    Federated IS - Quality Bond Fund II - Service Shares
                     (FedQualBdS)

               Portfolios of the Fidelity(R) Variable Insurance Products Fund
                (Fidelity(R) VIP);
                    Fidelity(R) VIP - Equity-Income Portfolio - Initial Class
                     (FidVIPEI)
                    Fidelity(R) VIP - Equity-Income Portfolio - Service Class 2
                     (FidVIPEI2)
                    Fidelity(R) VIP - Growth Portfolio - Initial Class
                     (FidVIPGr)
                    Fidelity(R) VIP - Growth Portfolio - Service Class 2
                     (FidVIPGr2)
                    Fidelity(R) VIP - High Income Portfolio - Initial Class
                     (FidVIPHI)
                    Fidelity(R) VIP - Overseas Portfolio - Initial Class
                     (FidVIPOv)
                    Fidelity(R) VIP - Overseas Portfolio - Initial Class R
                     (FidVIPOvR)
                    Fidelity(R) VIP - Overseas Portfolio - Service Class 2
                     (FidVIPOvS2)

               Portfolios of the Fidelity(R) Variable Insurance Products Fund II
                (Fidelity(R) VIP II);
                    Fidelity(R) VIP II - Asset Manager Portfolio - Initial Class
                     (FidVIPAM)
                    Fidelity(R) VIP II - Contrafund(R) Portfolio - Initial Class
                     (FidVIPCon)
                    Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class
                     2 (FidVIPCon2)
                    Fidelity(R) VIP II - Investment Grade Bond Portfolio:
                     Service Class (FidVIPIGBdS)
                    Fidelity(R) VIP II - Investment Grade Bond Portfolio:
                     Service Class 2 (FidVIPIGBd2)

               Portfolios of the Fidelity(R) Variable Insurance Products Fund
                III (Fidelity(R) VIP III);
                    Fidelity(R) VIP III - Growth Opportunities Portfolio -
                     Initial Class (FidVIPGrOp)
                    Fidelity(R) VIP III - Mid Cap Portfolio - Service Class 2
                     (FidVIPMCap2)
                    Fidelity(R) VIP III - Value Strategies Portfolio - Service
                     Class (FidVIPValS)
                    Fidelity(R) VIP III - Value Strategies Portfolio - Service
                     Class 2 (FidVIPValS2)

               First Horizon Capital Appreciation Portfolio (FHCapAp)*

               First Horizon Growth & Income Portfolio (FHGrInc)

               Portfolios of the Franklin Templeton Variable Insurance Products
                Trust (Franklin Templeton VIP);
                    Franklin Templeton VIP - Franklin Rising Dividends
                     Securities Fund - Class II (FrVIPRisDiv2)
                    Franklin Templeton VIP - Franklin Small Cap Value Securities
                     Fund - Class II (FrVIPSmCapV2)
                    Franklin Templeton VIP - Templeton Foreign Securities Fund -
                     Class 2 (FrVIPForSec2)

               Portfolios of the Gartmore Variable Insurance Trust (Gartmore
                GVIT);
                    Gartmore GVIT Comstock Value Fund - Class II (GVITCVal2) Gartmore GVIT Dreyfus International Value Fund - Class II
                     (GVITIntVal2)
                    Gartmore GVIT Dreyfus International Value Fund - Class III
                     (GVITIntVal3)
                    Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I
                     (GVITDMidCapI)
                    Gartmore GVIT Emerging Markets Fund - Class I (GVITEmMrkts) Gartmore GVIT Emerging Markets Fund - Class II
                     (GVITEmMrkts2)
                    Gartmore GVIT Emerging Markets Fund - Class III
                     (GVITEmMrkts3)

                    Gartmore GVIT Federated High Income Bond Fund - Class I
                     (GVITFHiInc)
                    Gartmore GVIT Global Financial Services Fund - Class II
                     (GVITGlFin2)
                    Gartmore GVIT Global Financial Services Fund - Class III
                     (GVITGlFin3)
                    Gartmore GVIT Global Health Sciences Fund - Class II
                     (GVITGlHlth2)
                    Gartmore GVIT Global Health Sciences Fund - Class III
                     (GVITGlHlth3)
                    Gartmore GVIT Global Technology and Communications Fund -
                     Class I (GVITGlTech)
                    Gartmore GVIT Global Technology and Communications Fund -
                     Class II (GVITGlTech2)
                    Gartmore GVIT Global Technology and Communications Fund -
                     Class III (GVITGlTech3)
                    Gartmore GVIT Global Utilities Fund - Class II (GVITGlUtl2) Gartmore GVIT Global Utilities Fund - Class III (GVITGlUtl3) Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd) Gartmore GVIT Growth Fund - Class I (GVITGrowth)
                    Gartmore GVIT ID Aggressive Fund (GVITIDAgg)
                    Gartmore GVIT ID Conservative Fund (GVITIDCon)
                    Gartmore GVIT ID Moderate Fund (GVITIDMod)
                    Gartmore GVIT ID Moderately Aggressive Fund (GVITIDModAgg) Gartmore GVIT ID Moderately Conservative Fund (GVITIDModCon) Gartmore GVIT International Growth Fund - Class I
                     (GVITIntGro)
                    Gartmore GVIT International Growth Fund - Class III
                     (GVITIntGro3)
                    Gartmore GVIT Mid Cap Growth Fund - Class I (GVITSMdCpGr)
                     (formerly Gartmore GVIT Strong Mid Cap Growth  Fund -
                      Class I)
                    Gartmore GVIT Mid Cap Growth Fund - Class II (GVITSMdCpGr2)
                     (formerly Gartmore GVIT Strong Mid Cap Growth Fund -
                      Class II)
                    Gartmore GVIT Money Market Fund - Class I (GVITMyMkt) Gartmore GVIT Nationwide(R) Fund - Class I (GVITNWFund)
                     (formerly Gartmore GVIT Total Return Fund - Class I)
                    Gartmore GVIT Nationwide(R) Fund - Class II (GVITNWFund2)
                     (formerly Gartmore GVIT Total Return Fund - Class II)
                    Gartmore GVIT Nationwide(R) Leaders Fund - Class III
                     (GVITLead3)
                    Gartmore GVIT Small Cap Growth Fund - Class I (GVITSmCapGr) Gartmore GVIT Small Cap Growth Fund - Class II
                     (GVITSmCapGr2)
                    Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal) Gartmore GVIT Small Cap Value Fund - Class II
                     (GVITSmCapVal2)
                    Gartmore GVIT Small Company Fund - Class I (GVITSmComp) Gartmore GVIT Small Company Fund - Class II (GVITSmComp2) Gartmore GVIT Turner Growth Focus Fund - Class I
                     (GVITTGroFoc)
                    Gartmore GVIT Turner Growth Focus Fund - Class III
                     (GVITTGroFoc3)
                    Gartmore GVIT U.S. Growth Leaders Fund - Class II
                     (GVITUSGro2)
                    Gartmore GVIT U.S. Growth Leaders Fund - Class III
                     (GVITUSGro3)
                    Gartmore GVIT Van Kampen Multi Sector Bond Fund - Class I
                     (GVITVKMultiSec)
                      (formerly Gartmore GVIT MAS Multi Sector Bond Fund - I)

               Portfolios of the Janus Aspen Series (Janus AS);
                    Janus AS - Balanced Portfolio - Service Shares (JanBal) Janus AS - Capital Appreciation Portfolio - Service Shares
                     (JanCapAp)
                    Janus AS - Global Technology Portfolio - Service II Shares
                     (JanGlTechS2)
                    Janus AS - Global Technology Portfolio - Service Shares
                     (JanGlTech)
                    Janus AS - International Growth Portfolio - Service II
                     Shares (JanIntGroS2)
                    Janus AS - International Growth Portfolio - Service Shares
                     (JanIntGro)
                    Janus AS - Risk-Managed Large Cap Core Portfolio - Service
                     Shares (JanRMgLgCap)

               Portfolios of the MFS(R) Variable Insurance Trust(SM)
                (MFS(R) VIT);
                    MFS(R) VIT - Investors Growth Series - Service Class
                     (MFSInvGrS)
                    MFS(R) VIT - Value Series - Service Class (MFSValS)

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II

               Portfolios of the Neuberger Berman Advisers Management Trust
                (Neuberger Berman AMT);
                    Neuberger Berman AMT - Fasciano Portfolio - S Class Shares
                     (NBAMTFasc)
                    Neuberger Berman AMT - Growth Portfolio(R) (NBAMTGro) Neuberger Berman AMT - Guardian Portfolio - I Class Shares
                     (NBAMTGuard)
                    Neuberger Berman AMT - Limited Maturity Bond Portfolio(R)
                     (NBAMTLMat)
                    Neuberger Berman AMT - Mid Cap Growth Portfolio - S Class
                     (NBAMTMCGrS)
                    Neuberger Berman AMT - Partners Portfolio(R) (NBAMTPart) Neuberger Berman AMT - Socially Responsive Portfolio
                     (NBAMSocRes)

               Portfolios of the Oppenheimer Variable Annuity Funds;
                    Oppenheimer Aggressive Growth Fund/VA - Initial Class
                     (OppAggGro)
                    Oppenheimer Bond Fund/VA - Initial Class (OppBdFd) Oppenheimer Capital Appreciation Fund/VA - Initial Class
                     (OppCapAp)
                    Oppenheimer Capital Appreciation Fund/VA - Service Class
                     (OppCapApS)
                    Oppenheimer Global Securities Fund/VA - Class III
                     (OppGlSec3)
                    Oppenheimer Global Securities Fund/VA - Initial Class
                     (OppGlSec)
                    Oppenheimer Global Securities Fund/VA - Service Class
                     (OppGlSecS)
                    Oppenheimer High Income Fund/VA - Service Class
                     (OppHighIncS)
                    Oppenheimer Main Street(R) Fund/VA - Initial Class
                     (OppMSFund)
                      (formerly Oppenheimer Main Street(R) Growth & Income
                       Fund/VA - Initial Class)
                    Oppenheimer Main Street(R) Fund/VA - Service Class
                     (OppMSFundS)
                      (formerly Oppenheimer Main Street(R) Growth & Income
                       Fund/VA - Service Class)
                    Oppenheimer Main Street(R) Small Cap Fund/VA - Service Class
                     (OppMSSmCapS)
                    Oppenheimer Multiple Strategies Fund/VA - Initial Class
                     (OppMultStr)

               Portfolios of the Putnam Variable Trust (Putnam VT);
                    Putnam VT Discovery Growth Fund - IB Shares (PVTDiscGro) Putnam VT Growth & Income Fund - IB Shares (PVTGroInc) Putnam VT International Equity Fund - IB Shares (PVTIntEq)

               Portfolios of the SAFECO Resource Series Trust (SAFECO RST);
                    SAFECO RST - Small-Cap Value Portfolio (SRSTSmCapV)

               Strong Opportunity Fund II, Inc.(StOpp2)

               Portfolio of the Strong Variable Insurance Funds, Inc. (Strong
                VIF);
                    Strong VIF - Strong Discovery Fund II (StDisc2)
                    Strong VIF - Strong International Stock Fund II (StIntStk2)*

               Portfolios of the Van Eck Worldwide Insurance Trust (Van Eck
                WIT);
                    Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
                    Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt) Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)

               Portfolios of the Van Kampen - The Universal Institutional Funds,
                Inc. (Van Kampen UIF);
                    Van Kampen UIF - Core Plus Fixed Income Portfolio - Class II
                     (VKCorPlus2)
                    Van Kampen UIF - Emerging Markets Debt Portfolio - Class A
                     (VKEmMkt)
                    Van Kampen UIF - Emerging Markets Debt Portfolio - Class II
                     (VKEmMkt2)
                    Van Kampen UIF - U.S. Real Estate Portfolio - Class A
                     (VKUSRealEst)
                    Van Kampen UIF - U.S. Real Estate Portfolio - Class II
                     (VKUSRealEst2)

               Portfolios of the Victory Variable Insurance Funds (Victory VIF);
                    Victory VIF - Diversified Stock Fund Class A Shares
                     (VicDivrStk)
                    Victory VIF - Investment Quality Bond Fund Class A Shares
                     (VicInvQBd)*
                    Victory VIF - Small Company Opportunity Fund Class A Shares
                     (VicSmCoOpp)*

               *At December 31, 2003, contract owners have not invested in the fund.

          The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2).

          Effective May 2002, due to the Dreyfus Investment Portfolio - European Equity Portfolio no longer being available within the Account, assets of contract owners invested in this sub-account were liquidated and exchanged into the Gartmore Variable Insurance Trust - Money Market Fund - Class I.

          The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

          A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners' Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c)  Security Valuation, Transactions and Related Investment Income

          The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2003. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f)  Calculation of Annuity Reserves

          Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II

(2)  EXPENSES

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners' contract value a contingent deferred sales charge. For BOA IV contracts issued prior to December 15, 1988, the contingent deferred sales charge will be equal to 5% of the lesser of the total of all purchase payments made within 96 months prior to the date of the request for surrender or the amount surrendered. For America's Vision, America's Future II, All American Gold, Future Venue, Choice Venue II and for BOA IV contracts issued on or after December 15, 1988, the contingent deferred sales charge will not exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining to 0%, after the purchase payment has been held in the contract for 84 months. For Achiever contracts, this charge will not exceed 8% of the lesser of purchase payments or the amount surrendered, such charge declining to 0%, after the purchase payment has been held in the contract for 96 months, and for Elite Venue contracts, this charge will not exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining to 0%, after the purchase payment has been held in the contract for 48 months. No contingent deferred sales charge is deducted on NEBA, Exclusive Venue or Schwab contracts. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the company.

     The Company may deduct an annual contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by surrendering units.

     The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation. The Option table on the following page illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

                                                                     AMERICA'S                 AMERICA'S   ALL AMERICAN
    NATIONALWIDE VARIABLE ACCOUNT-II OPTIONS             BOA IV       VISION        NEBA       FUTURE II       GOLD       ACHIEVER
----------------------------------------------------------------------------------------------------------------------------------
Variable Account Charges - Recurring .................       1.30%        1.40%        0.80%        1.15%        1.15%        1.55%
----------------------------------------------------------------------------------------------------------------------------------
CDSC OPTIONS:
  Four Year CDSC .....................................          -            -            -         0.25%        0.25%        0.20%
  No CDSC ............................................          -            -            -         0.30%        0.30%        0.25%
----------------------------------------------------------------------------------------------------------------------------------
DEATH BENEFIT OPTIONS:
  One-Year Enhanced ..................................          -            -            -         0.10%        0.10%           -
    If death before annuitization, benefit will be
     greatest of (i) contract value, (ii) purchase
     payments less surrenders or (iii) highest
     contract value before 86th birthday less
     surrenders.
  One-Month Enhanced .................................          -            -            -            -            -            -
    If death before annuitization, benefit will be
     greatest of (i) contract value, (ii) purchase
     payments less surrenders or (iii) highest
     contract value before 86th birthday less
     surrenders.
  Combination Enhanced ...............................          -            -            -            -         0.40%        0.30%
    If death before annuitization, benefit will be
     greatest of (i) contract value, (ii) purchase
     payments less surrenders, (iii) highest
     contract value before 81th birthday less
     surrenders or (iv) the 5% interest anniversary
     value.
----------------------------------------------------------------------------------------------------------------------------------
Spousal Protection Annuity Option ....................          -            -            -            -            -            -
    Allows a surviving spouse to continue the
     contract while receiving the economic benefit
     of the death benefit upon the death of the
     other spouse.
----------------------------------------------------------------------------------------------------------------------------------
Beneficiary Protector II Option ......................          -            -            -            -         0.35%        0.35%
    Upon death of the annuitant, in addition to
     any death benefit payable, the contract will
     be credited an additional amount.
----------------------------------------------------------------------------------------------------------------------------------
Capital Preservation Plus Option .....................          -            -            -         0.50%        0.50%        0.50%
    Provides a return of principle over the elected
     program period.
----------------------------------------------------------------------------------------------------------------------------------
EXTRA VALUE OPTION (EV):
    Fee assessed to assets of the variable account
     and to allocations made to the fixed account
     or guaranteed term options in exchange for
     application of Extra Value Credit of purchase
     payments made during the first 12 months
     contract is in force.
  3% Extra Value Credit Option .......................          -            -            -         0.30%        0.45%        0.10%
  4% Extra Value Credit Option .......................          -            -            -         0.40%           -         0.25%
----------------------------------------------------------------------------------------------------------------------------------
Maximum Variable Account Charges/(1)/: ...............       1.30%        1.40%        0.80%        2.45%        3.15%        3.20%
==================================================================================================================================

                                                         FUTURE      EXCLUSIVE      ELITE        CHOICE
    NATIONALWIDE VARIABLE ACCOUNT-II OPTIONS              VENUE        VENUE        VENUE       VENUE II     SCHWAB
---------------------------------------------------------------------------------------------------------------------------
Variable Account Charges - Recurring .................       1.10%        1.60%        1.75%        1.50%        0.95%
---------------------------------------------------------------------------------------------------------------------------
CDSC OPTIONS:
  Four Year CDSC .....................................          -            -            -            -            -
  No CDSC ............................................          -            -            -            -            -
---------------------------------------------------------------------------------------------------------------------------
DEATH BENEFIT OPTIONS:
  One-Year Enhanced ..................................       0.10%           -            -            -         0.10%
    If death before annuitization, benefit will be
     greatest of (i) contract value, (ii) purchase
     payments less surrenders or (iii) highest
     contract value before 86th birthday less
     surrenders.
  One-Month Enhanced .................................       0.30%        0.20%        0.20%        0.20%           -
    If death before annuitization, benefit will be
     greatest of (i) contract value, (ii) purchase
     payments less surrenders or (iii) highest
     contract value before 86th birthday less
     surrenders.
  Combination Enhanced ...............................       0.40%        0.30%        0.30%        0.30%        0.40%
    If death before annuitization, benefit will be
     greatest of (i) contract value, (ii) purchase
     payments less surrenders, (iii) highest
     contract value before 81th birthday less
     surrenders or (iv) the 5% interest anniversary
     value.
---------------------------------------------------------------------------------------------------------------------------
Spousal Protection Annuity Option ....................       0.10%        0.10%        0.10%        0.10%           -
    Allows a surviving spouse to continue the
     contract
     while receiving the economic benefit of the death
     benefit upon the death of the other spouse.
---------------------------------------------------------------------------------------------------------------------------
Beneficiary Protector II Option ......................       0.35%        0.35%        0.35%        0.35%        0.35%
    Upon death of the annuitant, in addition to any
     death benefit payable, the contract will be
     credited an additional amount.
---------------------------------------------------------------------------------------------------------------------------
Capital Preservation Plus Option .....................       0.50%        0.50%        0.50%        0.50%        0.50%
    Provides a return of principle over the elected
     program period.
---------------------------------------------------------------------------------------------------------------------------
Extra Value Option (EV):
    Fee assessed to assets of the variable account
     and to allocations made to the fixed account
     or guaranteed term options in exchange for
     application of Extra Value Credit of purchase
     payments made during the first 12 months
     contract is in force.
  3% Extra Value Credit Option .......................       0.45%           -            -            -            -
  4% Extra Value Credit Option .......................          -            -            -            -            -
---------------------------------------------------------------------------------------------------------------------------
Maximum Variable Account Charges/(1)/: ...............       2.90%        2.85%        3.00%        2.75%        2.20%
===========================================================================================================================

/(1)/ When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2003:

                      Total     AIMBValue2      AIMCapAp2     AIMCapDev2    AlgMidCapGr       AlGrIncB    AlSmCapValB       ACVPBal
              -------------   ------------   ------------   ------------   ------------   ------------   ------------   -----------
0.80% ......  $     215,770              -              -              -              -              -              -         2,136
0.95% ......          2,613              3             18              -              4             19              -             -
1.05% ......             15              -              -              -              -              -              -             -
1.10% ......         22,366            499             35              -              -            133             50             -
1.15% ......        291,980          2,670          1,382          1,470              -          4,280          1,174             -
1.20% ......         10,181            144              -              -              -            330             61             -
1.25% ......        166,532          1,376            410            627              -          2,056            566             -
1.30% ......     78,118,538             55              -              -              -          1,130              -       777,181
1.35% ......             28              -              -              -              -              -              -             -
1.40% ......     56,428,135            477            490            284              -          1,035            489       700,894
1.45% ......        574,926          1,814            951            545              -          4,796          1,144             -
1.50% ......        144,502          2,667            643            256              -          3,385            618             -
1.55% ......        622,711          3,983          1,740          1,111              -         10,251          1,987             -
1.60% ......        188,853            370            168            128              -          1,970            995             -
1.65% ......        187,924          2,143            753            146              -          2,307            277             -
1.70% ......         67,536          3,017            587             81              -          3,486          2,401             -
1.75% ......        137,711          1,919            478            448              -          1,608            488             -
1.80% ......        318,427          7,083          1,521            445              -         13,483          3,274             -
1.85% ......        125,018            689            977            748              -          9,905            382             -
1.90% ......         69,239            376             28            359              -          1,849            317             -
1.95% ......         24,712            516            198              7              -            986            509             -
2.00% ......         47,718            493            166            192              -            735            247             -
2.05% ......         46,340          1,163            218            114              -          1,129            324             -
2.10% ......        126,574          1,202            197            156              -          7,497            233             -
2.15% ......         40,676          1,182            284            206              -            529             71             -
2.20% ......         23,535            161             25              -              -            360              -             -
2.25% ......         15,708            447             46              1              -             42             26             -
2.30% ......          8,126            156            150             93              -             47              1             -
2.35% ......          6,846             77             14              5              -              4             11             -
2.40% ......          6,720             16             15             41              -             81             41             -
2.45% ......          8,063              -              -             13              -              -             23             -
2.50% ......          3,625             73              -             95              -             29              -             -
2.55% ......          2,031             48              -              -              -              -              -             -
2.60% ......          5,125              -            359             25              -            197              -             -
2.65% ......          3,750              7              -              7              -              -              -             -
2.70% ......         14,668              -              -              -              -              -            206             -
2.75% ......            357              -             31              -              -              -              -             -
2.80% ......            306             15             26              -              -             45              -             -
2.85% ......            263              -              -              -              -              -              -             -
2.90% ......            234              -              -              -              -             50              -             -
3.00% ......            142              -              -              -              -              -              -             -
3.15% ......            267              -              -              -              -              -              -             -
              -------------   ------------   ------------   ------------   ------------   ------------   ------------   -----------
  Totals ...  $ 138,078,791         34,841         11,910          7,603              4         73,754         15,915     1,480,211
              =============   ============   ============   ============   ============   ============   ============   ===========

                  ACVPCapAp      ACVPIncGr     ACVPIncGr2   ACVPInflaPro        ACVPInt       ASVPInt2       ACVPInt3     ACVPUltra
              -------------   ------------   ------------   ------------   ------------   ------------   ------------   -----------
0.80% ......  $       1,781            580              -             25          1,767              -            448            84
0.95% ......              -              -             13              8              -             89              -             -
1.10% ......              -              -             39            445              -            106              -             -
1.15% ......              -              -          3,273          3,252              -          1,027              -             -
1.20% ......              -              -            148            162              -             47              -             -
1.25% ......              -              -          1,003          4,112              -            731              -             -
1.30% ......      1,357,450        327,601              -          7,257        586,729             32        147,753        21,748
1.40% ......        451,089        270,116            911         11,903        547,843             68        105,568        26,173
1.45% ......              -              -          2,308          3,137              -         27,528              -             -
1.50% ......              -              -          1,543          1,510              -            365              -             -
1.55% ......              -              -          4,058          7,178              -          2,233              -             -
1.60% ......              -              -            397            113              -          6,545              -             -
1.65% ......              -              -          2,302          2,015              -            704              -             -
1.70% ......              -              -            285            284              -            258              -             -
1.75% ......              -              -            516          6,275              -            237              -             -
1.80% ......              -              -          1,750          4,694              -          1,216              -             -

Continued
                  ACVPCapAp      ACVPIncGr     ACVPIncGr2   ACVPInflaPro        ACVPInt       ASVPInt2       ACVPInt3     ACVPUltra
              -------------   ------------   ------------   ------------   ------------   ------------   ------------   -----------
1.85% ......              -              -          1,795            820              -            103              -             -
1.90% ......              -              -            359            508              -            107              -             -
1.95% ......              -              -            240            602              -            115              -             -
2.00% ......              -              -            116            296              -             15              -             -
2.05% ......              -              -            163            194              -             38              -             -
2.10% ......              -              -          3,159          4,572              -            558              -             -
2.15% ......              -              -            104            263              -             45              -             -
2.20% ......              -              -            562            829              -              -              -             -
2.25% ......              -              -              -             54              -              -              -             -
2.30% ......              -              -              5             59              -              -              -             -
2.35% ......              -              -             20             12              -             10              -             -
2.40% ......              -              -             17              -              -              -              -             -
2.45% ......              -              -              9              -              -              -              -             -
2.50% ......              -              -             47              -              -              -              -             -
2.55% ......              -              -             18              9              -              -              -             -
2.60% ......              -              -            241              -              -              -              -             -
2.70% ......              -              -              -              -              -            131              -             -
2.80% ......              -              -              8              -              -              -              -             -
              -------------   ------------   ------------   ------------   ------------   ------------   ------------   -----------
  Totals ...  $   1,810,320        598,297         25,409         60,588      1,136,339         42,308        253,769        48,005
              =============   ============   ============   ============   ============   ============   ============   ===========

                 ACVPUltra2        ACVPVal       ACVPVal2        AmerGro      AmerHiYld      AmerUSGvt         ChScMM       CSGPVen
              -------------   ------------   ------------   ------------   ------------   ------------   ------------   -----------
0.80% ......  $           -          4,023              -              -              -              -              -           215
0.95% ......              -              -              -              -              -              -          1,678             -
1.05% ......              -              -              -              -              -              -             15             -
1.10% ......            442              -            431              -              -              -              -             -
1.15% ......            863              -          5,921              -              -              -              -             -
1.20% ......             30              -              3              -              -              -              -             -
1.25% ......            862              -          4,453              -              -              -              -             -
1.30% ......              -      1,050,798             36        233,733         26,258         41,446              -        50,304
1.35% ......              7              -              -              -              -              -              -             -
1.40% ......            164        924,048            990              -              -              -              -        33,013
1.45% ......            898              -          2,662              -              -              -             96             -
1.50% ......            973              -          2,054              -              -              -              -             -
1.55% ......          1,805              -          6,250              -              -              -              -             -
1.60% ......            981              -            297              -              -              -              -             -
1.65% ......            669              -          5,896              -              -              -              -             -
1.70% ......            654              -          1,118              -              -              -              -             -
1.75% ......            625              -          1,569              -              -              -              -             -
1.80% ......          1,283              -          2,997              -              -              -              -             -
1.85% ......            937              -          2,218              -              -              -              -             -
1.90% ......            143              -            721              -              -              -              -             -
1.95% ......             46              -            341              -              -              -              -             -
2.00% ......            271              -            326              -              -              -              -             -
2.05% ......            147              -            288              -              -              -              -             -
2.10% ......            834              -            958              -              -              -              -             -
2.15% ......            160              -            647              -              -              -              -             -
2.20% ......             46              -             57              -              -              -              -             -
2.25% ......             85              -             20              -              -              -              -             -
2.30% ......             50              -             60              -              -              -              -             -
2.35% ......             59              -              4              -              -              -              -             -
2.40% ......              -              -              4              -              -              -              -             -
2.45% ......             30              -              -              -              -              -              -             -
2.55% ......              -              -              3              -              -              -              -             -
2.75% ......             31              -             32              -              -              -              -             -
2.80% ......              -              -             16              -              -              -              -             -
              -------------   ------------   ------------   ------------   ------------   ------------   ------------   -----------
  Totals ...  $      13,095      1,978,869         40,372        233,733         26,258         41,446          1,789        83,532
              =============   ============   ============   ============   ============   ============   ============   ===========

                   CSIntFoc      CSSmCapGr    DrySmCapIxS       DrySRGro       DryStkIx      DryStkIxS      DryVIFApp    DryVIFAppS
              -------------   ------------   ------------   ------------   ------------   ------------   ------------   -----------
0.80% ......  $         373          3,153             23          3,635         14,144              -          2,129             -
0.95% ......              -              -              2              -              -             65              -             -
1.10% ......              -              -             10              -              -            250              -             -
1.15% ......              -              -          3,940              -              -         11,709              -         2,133
1.20% ......              -              -             46              -              -          1,103              -             -
1.25% ......              -              -          1,869              -              -          5,018              -         2,373
1.30% ......        305,442        954,172         61,122      1,025,884      5,040,928            130        545,162            12
1.35% ......              -              -              -              -              -              7              -             -
1.40% ......        386,295        764,413         64,726        584,024      4,854,141            886        410,327           696
1.45% ......              -              -          2,649              -              -          4,351              -         1,295

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II

Continued
                   CSIntFoc      CSSmCapGr    DrySmCapIxS       DrySRGro       DryStkIx      DryStkIxS      DryVIFApp    DryVIFAppS
              -------------   ------------   ------------   ------------   ------------   ------------   ------------   -----------
1.50% ......              -              -            686              -              -          9,839              -           836
1.55% ......              -              -          4,949              -              -         10,806              -         6,338
1.60% ......              -              -            654              -              -            247              -           148
1.65% ......              -              -          1,548              -              -          5,025              -         1,431
1.70% ......              -              -            189              -              -            533              -           560
1.75% ......              -              -            636              -              -          2,402              -           799
1.80% ......              -              -          1,970              -              -          5,475              -         1,253
1.85% ......              -              -          1,040              -              -          2,752              -           785
1.90% ......              -              -            157              -              -            960              -            53
1.95% ......              -              -             61              -              -            277              -           137
2.00% ......              -              -             88              -              -            927              -            19
2.05% ......              -              -             30              -              -          1,383              -           156
2.10% ......              -              -            484              -              -            570              -           223
2.15% ......              -              -             41              -              -            959              -             9
2.20% ......              -              -              -              -              -            191              -            71
2.25% ......              -              -            101              -              -            698              -             -
2.30% ......              -              -              -              -              -             29              -            39
2.35% ......              -              -              -              -              -             63              -             -
2.40% ......              -              -              -              -              -            531              -             -
2.45% ......              -              -              -              -              -             50              -            18
2.50% ......              -              -              -              -              -              -              -            23
2.55% ......              -              -              -              -              -             15              -             -
2.65% ......              -              -              -              -              -              -              -             6
2.75% ......              -              -              -              -              -             16              -             -
2.90% ......              -              -              -              -              -             49              -             -
              -------------   ------------   ------------   ------------   ------------   ------------   ------------   -----------
  Totals ...  $     692,110      1,721,738        147,021      1,613,543      9,909,213         67,316        957,618        19,413
              =============   ============   ============   ============   ============   ============   ============   ===========

               DryVIFDevLdS    DryVIFGrInc     FedAmLeadS      FedCapApS      FedQualBd     FedQualBdS       FidVIPEI     FidVIPEI2
              -------------   ------------   ------------   ------------   ------------   ------------   ------------   -----------
0.80% ......  $           -          1,698              -              -            244              -          9,838             -
0.95% ......              -              -              -              -              -              9              -             -
1.10% ......             25              -              -          1,032              -             66              -           688
1.15% ......          1,255              -            236            565              -          9,907              -        11,582
1.20% ......              -              -              -             53              -            273              -           244
1.25% ......            298              -            206          1,114              -          4,926              -         6,724
1.30% ......              -        298,815              -              -        225,203            338      8,183,419           343
1.35% ......              7              -              -              -              -              -              -             -
1.40% ......             93        312,909              -             95        270,732          1,434      6,090,279         3,613
1.45% ......            183              -            236            116              -          6,841              -         5,597
1.50% ......            573              -            501            242              -          4,097              -         4,415
1.55% ......          1,562              -            600            423              -         10,638              -        12,949
1.60% ......             14              -             85            687              -            947              -         4,672
1.65% ......            387              -            420            726              -          6,286              -         8,890
1.70% ......            274              -             32            103              -          2,343              -         1,625
1.75% ......            380              -             24            158              -          1,420              -         2,547
1.80% ......            279              -            197          1,832              -          7,213              -        10,071
1.85% ......            222              -             12            329              -          4,933              -         4,285
1.90% ......             36              -             71            255              -          2,259              -         1,983
1.95% ......             58              -             50             75              -            492              -           617
2.00% ......              -              -              -              1              -            308              -         6,791
2.05% ......            104              -             35            381              -          1,248              -         1,009
2.10% ......              -              -              3            190              -          2,444              -         2,496
2.15% ......              -              -            348             14              -          2,869              -         1,045
2.20% ......              -              -              -            548              -             99              -           210
2.25% ......             27              -             39             55              -             17              -            67
2.30% ......              9              -              -              -              -             80              -           165
2.35% ......              -              -              4             53              -              4              -             9
2.40% ......             40              -              6              -              -              -              -            28
2.45% ......              -              -              -             13              -             39              -            35
2.50% ......              -              -              -              -              -              3              -            60
2.55% ......              -              -              4             49              -              -              -            10
2.60% ......              -              -              -              -              -              -              -            28
2.80% ......              -              -              -             15              -              -              -            24
              -------------   ------------   ------------   ------------   ------------   ------------   ------------   -----------
  Totals ...  $       5,826        613,422          3,109          9,124        496,179         71,533     14,283,536        92,822
              =============   ============   ============   ============   ============   ============   ============   ===========

                   FidVIPGr      FidVIPGr2       FidVIPHI       FidVIPOv      FidVIPOvR     FidVIPOvS2       FidVIPAM     FidVIPCon
              -------------   ------------   ------------   ------------   ------------   ------------   ------------   -----------
0.80% ......  $      14,397              -          2,023            390            235              -          2,109         7,668
1.10% ......              -             41              -              -              -             40              -             -
1.15% ......              -          5,172              -              -              -          3,607              -             -
1.20% ......              -             18              -              -              -              -              -             -
1.25% ......              -          2,318              -              -              -            769              -             -
1.30% ......     10,216,630             94      1,730,440      1,612,974        204,284             69      4,181,526     4,709,772
1.40% ......      4,611,655            880      1,844,959        578,053        112,210            681      1,610,461     4,184,201
1.45% ......              -          4,100              -              -              -         22,593              -             -
1.50% ......              -          2,610              -              -              -          1,983              -             -
1.55% ......              -          8,047              -              -              -          2,941              -             -
1.60% ......              -          1,634              -              -              -          7,006              -             -
1.65% ......              -          3,856              -              -              -            754              -             -
1.70% ......              -          3,056              -              -              -          1,450              -             -
1.75% ......              -          1,230              -              -              -            349              -             -
1.80% ......              -          9,105              -              -              -          2,746              -             -
1.85% ......              -          2,139              -              -              -          1,059              -             -
1.90% ......              -            816              -              -              -            129              -             -
1.95% ......              -            436              -              -              -            110              -             -
2.00% ......              -          4,662              -              -              -            343              -             -
2.05% ......              -            817              -              -              -             96              -             -
2.10% ......              -            437              -              -              -             72              -             -
2.15% ......              -          1,264              -              -              -            416              -             -
2.20% ......              -             71              -              -              -              -              -             -
2.25% ......              -            109              -              -              -              2              -             -
2.30% ......              -             19              -              -              -              8              -             -
2.35% ......              -              -              -              -              -             21              -             -
2.40% ......              -             29              -              -              -              7              -             -
2.45% ......              -            147              -              -              -            124              -             -
2.50% ......              -            151              -              -              -              -              -             -
2.60% ......              -             28              -              -              -              -              -             -
2.70% ......              -            452              -              -              -            715              -             -
2.80% ......              -             14              -              -              -              -              -             -
              -------------   ------------   ------------   ------------   ------------   ------------   ------------   -----------
  Totals ...  $  14,842,682         53,752      3,577,422      2,191,417        316,729         48,090      5,794,096     8,901,641
              =============   ============   ============   ============   ============   ============   ============   ===========

                 FidVIPCon2    FidVIPIGBdS    FidVIPIGBd2     FidVIPGrOp    FidVIPMCap2     FidVIPValS    FidVIPValS2       FHGrInc
              -------------   ------------   ------------   ------------   ------------   ------------   ------------   -----------
0.80% ......  $           -              7              -            730              -            155              -             -
1.10% ......            401              -             63              -            368              -             21             -
1.15% ......          9,753              -          5,453              -          3,984              -          3,084             -
1.20% ......            472              -            161              -            282              -              -             -
1.25% ......          7,095              -          2,466              -          2,262              -          1,414             -
1.30% ......          1,507          6,704              -        298,600            737         82,724            122             -
1.40% ......          2,691          7,707            742        308,253            357         74,423            328             -
1.45% ......          5,910              -          3,494              -          1,596              -          2,618             -
1.50% ......          7,608              -          1,364              -          5,537              -            862             -
1.55% ......         11,202              -          7,823              -          9,244              -          4,594             -
1.60% ......          1,812              -          1,223              -          2,599              -            229             -
1.65% ......          6,933              -          2,395              -          2,559              -          1,283             -
1.70% ......          2,202              -            666              -          1,713              -            462             -
1.75% ......          2,695              -          7,406              -          1,946              -            947             -
1.80% ......          9,051              -          6,234              -          8,424              -          2,500             -
1.85% ......          4,566              -            921              -          5,882              -          1,878             -
1.90% ......          1,367              -            646              -            781              -            236             -
1.95% ......            600              -            354              -            832              -            235             -
2.00% ......          1,595              -          1,279              -            994              -          2,115             -
2.05% ......            514              -            297              -            970              -            616             -
2.10% ......          1,940              -          7,882              -          6,028              -            650             -
2.15% ......          1,968              -            518              -            672              -            493             -
2.20% ......            221              -             44              -            168              -              -             -
2.25% ......            180              -             40              -            202              -            341             -
2.30% ......            292              -             46              -             58              -              6             -
2.35% ......            150              -            199              -             60              -             65             -
2.40% ......            457              -              -              -             21              -              9             -
2.45% ......             75              -             23              -             16              -              5             -
2.50% ......             35              -              6              -            142              -            132             -
2.55% ......             62              -              -              -             23              -             51             -
2.60% ......             27              -              -              -             27              -             28             -
2.65% ......              -              -              -              -              1              -            237             -
2.70% ......            196              -             17              -              -              -            196             -
2.80% ......             23              -              -              -              -              -              -             -
              -------------   ------------   ------------   ------------   ------------   ------------   ------------   -----------
  Totals ...  $      83,600         14,418         51,762        607,583         58,485        157,302         25,757             -
              =============   ============   ============   ============   ============   ============   ============   ===========

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II

               FrVIPRisDiv2   FrVIPSmCapV2   FrVIPForSec2      GVITCVal2    GVITIntVal2    GVITIntVal3   GVITDMidCapI   GVITEmMrkts
              -------------   ------------   ------------   ------------   ------------   ------------   ------------   -----------
0.80% ......  $           -              -              -              -              -             12          1,968            26
0.95% ......              -              -             54              -             54              -              -             -
1.10% ......          3,249            932            267             32              -              -             32             -
1.15% ......          7,930          1,877          2,720          2,096            247              -          5,649             -
1.20% ......            601            332            171              -              -              -             88             -
1.25% ......          3,304          1,241          2,236          1,109            154              -          2,776             -
1.30% ......          1,165            425            122             14              -          5,630        479,778        11,993
1.40% ......            326            354            727          1,722             97          4,189        370,559         8,483
1.45% ......          3,738          3,017          4,680            845            401              -          1,899             -
1.50% ......          2,841            714          1,097          2,658            135              -          1,191             -
1.55% ......         12,123          4,724          4,214          1,479            522              -          4,932             -
1.60% ......          2,381            518          6,845          1,408          1,916              -            888             -
1.65% ......          2,614          2,380          1,302            451             76              -          3,392             -
1.70% ......          1,364            593          1,485          1,936             48              -          1,474             -
1.75% ......          8,798            512            759            947              7              -            854             -
1.80% ......          5,753          2,135          2,895          1,313            570              -          1,885             -
1.85% ......          2,997            654            813            961             42              -          1,330             -
1.90% ......            969            196            573            759             15              -            297             -
1.95% ......            552            241            535            414             48              -            338             -
2.00% ......            388            300            191             48             47              -             76             -
2.05% ......            753            258            451            327             31              -            784             -
2.10% ......          4,338            920          1,333            931            112              -            181             -
2.15% ......            780            364            375          1,026             22              -            181             -
2.20% ......            276             60             31             70              -              -            110             -
2.25% ......            175              -            123             67              -              -            153             -
2.30% ......            125             40             67             44              -              -             17             -
2.35% ......            183            125              -              -              -              -             12             -
2.40% ......            499             10             51             12              5              -              9             -
2.45% ......              -             80            177              -             23              -             21             -
2.50% ......            124              -              -             26              -              -            119             -
2.55% ......             23              -              -              -              -              -              3             -
2.65% ......             48              -              -              -              -              -              -             -
2.70% ......              5            105            813              -            134              -              4             -
2.80% ......              -              -              -              -              -              -             15             -
              -------------   ------------   ------------   ------------   ------------   ------------   ------------   -----------
  Totals ...  $      68,422         23,107         35,107         20,695          4,706          9,831        881,015        20,502
              =============   ============   ============   ============   ============   ============   ============   ===========

               GVITEmMrkts2   GVITEmMrkts3     GVITFHiInc     GVITGlFin2     GVITGlFin3    GVITGlHlth2    GVITGlHlth3    GVITGlTech
              -------------   ------------   ------------   ------------   ------------   ------------   ------------   -----------
0.80% ......  $           -            127              -              -            198              -             83           114
0.95% ......              -              -              -              3              -              1              -             -
1.10% ......             15              -            540              -              -              9              -             -
1.15% ......          1,867              -          5,517          1,076              -          1,223              -             -
1.20% ......             25              -          1,087              6              -              -              -             -
1.25% ......            646              -          2,891            238              -            746              -             -
1.30% ......              -         32,492             61              5         11,781              -         39,368        13,331
1.40% ......          1,332         28,520            717             28          7,366            175         24,900         2,729
1.45% ......          6,742              -         40,547            143              -            209              -             -
1.50% ......            394              -          1,170             13              -            225              -             -
1.55% ......          4,559              -         12,309            412              -          1,552              -             -
1.60% ......            696              -          5,175              1              -              1              -             -
1.65% ......            280              -          1,943            110              -            836              -             -
1.70% ......            148              -          1,232            143              -            355              -             -
1.75% ......            211              -          3,178              5              -             80              -             -
1.80% ......          5,034              -          7,537            811              -          1,350              -             -
1.85% ......            222              -          1,162              -              -            281              -             -
1.90% ......            219              -            479              -              -            249              -             -
1.95% ......             54              -            236             64              -             37              -             -
2.00% ......              3              -            955              -              -             32              -             -
2.05% ......            215              -            478              -              -             53              -             -
2.10% ......            475              -            970             56              -            105              -             -
2.15% ......             88              -            858              1              -              5              -             -
2.20% ......              -              -              2              -              -             49              -             -
2.25% ......              -              -             70              -              -              -              -             -
2.30% ......              -              -             55              -              -              -              -             -
2.35% ......              -              -             10              -              -              -              -             -
2.40% ......              -              -              4             41              -             46              -             -

Continued
               GVITEmMrkts2   GVITEmMrkts3     GVITFHiInc     GVITGlFin2     GVITGlFin3    GVITGlHlth2    GVITGlHlth3    GVITGlTech
              -------------   ------------   ------------   ------------   ------------   ------------   ------------   -----------
2.45% ......              -              -            245              -              -              -              -             -
2.65% ......            241              -              -              -              -              -              -             -
2.70% ......             41              -            744              -              -              4              -             -
              -------------   ------------   ------------   ------------   ------------   ------------   ------------   -----------
  Totals ...  $      23,507         61,139         90,172          3,156         19,345          7,623         64,351        16,174
              =============   ============   ============   ============   ============   ============   ============   ===========

                GVITGlTech2    GVITGlTech3     GVITGlUtl2     GVITGlUtl3      GVITGvtBd     GVITGrowth      GVITIDAgg     GVITIDCon
              -------------   ------------   ------------   ------------   ------------   ------------   ------------   -----------
0.80% ......  $           -            214              -              1          7,860          9,757          1,087           518
1.10% ......              2              -              -              -          2,250              -            123           771
1.15% ......            896              -            343              -         13,637              -          5,035         8,644
1.20% ......              -              -              -              -            437              -             28           222
1.25% ......          1,014              -            562              -          5,254              -          4,554         2,904
1.30% ......              -         48,158              -          7,217      3,135,241        722,648         30,253        65,879
1.40% ......             46         25,083             63          4,257      2,912,076        432,542         19,747       123,550
1.45% ......            498              -             76              -          6,847              -          1,615        12,029
1.50% ......            177              -             59              -          6,242              -          2,334         2,248
1.55% ......          1,707              -            344              -         15,543              -          4,954        20,838
1.60% ......            482              -            300              -          1,601              -          1,496         1,780
1.65% ......            324              -             26              -          6,536              -          3,835         6,604
1.70% ......            135              -            219              -          1,150              -            354           972
1.75% ......            109              -            110              -          1,418              -          4,567           454
1.80% ......          1,481              -            230              -          9,478              -          4,234        13,637
1.85% ......            291              -          2,357              -          2,461              -          2,708         3,579
1.90% ......            202              -            139              -            636              -          3,337        12,046
1.95% ......             82              -              -              -            967              -            760           203
2.00% ......             35              -              -              -          2,113              -          2,988           423
2.05% ......             76              -              -              -          1,412              -          1,290         2,982
2.10% ......            161              -            482              -          6,754              -            872         7,698
2.15% ......            449              -              -              -            596              -            300         3,673
2.20% ......              -              -              -              -              -              -          1,546             -
2.25% ......              -              -              -              -            136              -          1,485            97
2.30% ......              -              -              -              -             16              -          1,205            22
2.35% ......              -              -              -              -            381              -            728           490
2.40% ......             39              -             41              -              3              -            231           334
2.45% ......            245              -              -              -             54              -            329           179
2.50% ......              -              -              -              -              -              -            175             -
2.55% ......              -              -              -              -              -              -            807            26
2.60% ......              -              -              -              -              -              -          2,596             -
2.65% ......            233              -              -              -              -              -              -            27
2.70% ......              -              -              1              -              -              -              -           526
2.75% ......              -              -              -              -              -              -            153             -
2.90% ......              -              -              -              -              -              -            135             -
3.00% ......              -              -              -              -              -              -             32             -
3.15% ......              -              -              -              -              -              -            267             -
              -------------   ------------   ------------   ------------   ------------   ------------   ------------   -----------
  Totals ...  $       8,684         73,455          5,352         11,475      6,141,099      1,164,947        106,160       293,355
              =============   ============   ============   ============   ============   ============   ============   ===========

                  GVITIDMod   GVITIDModAgg   GVITIDModCon     GVITIntGro    GVITIntGro3    GVITSMdCpGr   GVITSMdCpGr2     GVITMyMkt
              -------------   ------------   ------------   ------------   ------------   ------------   ------------   -----------
0.80% ......  $       3,192          3,879          2,735             64              8            487              -        17,270
0.95% ......              -              9              -              -              -              -              -             -
1.10% ......          1,257            781            322              -              -              -             76         1,136
1.15% ......         22,696         10,833         15,321              -              -              -          1,548        17,705
1.20% ......            323            922              -              -              -              -              -            42
1.25% ......         13,065         11,448          5,869              -              -              -            847         9,144
1.30% ......        149,104         70,564         67,462          1,170          6,279        113,216              -     4,679,268
1.40% ......        231,948        117,801         98,318            399         11,561         91,683             82     3,929,470
1.45% ......          6,816          3,377          4,261              -              -              -            345       288,902
1.50% ......         21,075          6,751          6,582              -              -              -            852         4,678
1.55% ......         50,791         20,671         16,280              -              -              -          1,089       196,741
1.60% ......          4,049          6,673          1,707              -              -              -             10        84,776
1.65% ......         26,317         14,001          7,917              -              -              -            230        13,865
1.70% ......          2,446            794          4,214              -              -              -             41         5,579
1.75% ......         13,303         10,424          5,356              -              -              -             10         6,766
1.80% ......         18,370         22,225         11,962              -              -              -            412        31,109
1.85% ......          8,874          6,570          9,018              -              -              -            104         4,745
1.90% ......          7,937          5,226          3,492              -              -              -            257         2,821
1.95% ......          3,152          1,418            553              -              -              -            127           994
2.00% ......          4,892          3,229          1,067              -              -              -             14         3,489
2.05% ......          7,907          1,639          2,614              -              -              -            139         3,888
2.10% ......          4,054          6,311          3,260              -              -              -             45        16,375

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II

Continued
                  GVITIDMod   GVITIDModAgg   GVITIDModCon     GVITIntGro    GVITIntGro3    GVITSMdCpGr   GVITSMdCpGr2     GVITMyMkt
              -------------   ------------   ------------   ------------   ------------   ------------   ------------   -----------
2.15% ......          6,554          1,678          2,336              -              -              -            631           291
2.20% ......          2,280         12,843            431              -              -              -              -             2
2.25% ......          3,976          4,072          1,615              -              -              -             42           183
2.30% ......          1,387          2,306            672              -              -              -             41            32
2.35% ......            336          2,543            145              -              -              -              -           652
2.40% ......            242          2,643            678              -              -              -              -            71
2.45% ......             91            298              -              -              -              -            206         2,924
2.50% ......             36            928            219              -              -              -              3             -
2.55% ......            340            378             49              -              -              -              -             -
2.60% ......            685            810              -              -              -              -              -             -
2.65% ......          1,009            268              -              -              -              -              -           847
2.70% ......              7          1,267             12              -              -              -              -         6,608
2.75% ......             46              -              -              -              -              -              -             -
2.80% ......              -              -              -              -              -              -             15             -
2.85% ......            263              -              -              -              -              -              -             -
3.00% ......            110              -              -              -              -              -              -             -
              -------------   ------------   ------------   ------------   ------------   ------------   ------------   -----------
  Totals ...  $     618,930        355,580        274,467          1,633         17,848        205,386          7,166     9,330,373
              =============   ============   ============   ============   ============   ============   ============   ===========

                 GVITNWFund    GVITNWFund2      GVITLead3    GVITSmCapGr   GVITSmCapGr2   GVITSmCapVal  GVITSmCapVal2    GVITSmComp
              -------------   ------------   ------------   ------------   ------------   ------------  -------------   -----------
0.80% ......  $      34,668              -            127            349              -          5,357              -        11,570
0.95% ......              -              -              -              -              -              -              2             -
1.10% ......              -              -              -              -              6              -            134             -
1.15% ......              -          1,771              -              -          2,963              -          4,128             -
1.20% ......              -             77              -              -              -              -             65             -
1.25% ......              -            491              -              -            646              -          2,609             -
1.30% ......      3,435,099              -          9,184        112,023              -        964,685            116     1,360,004
1.40% ......      2,235,818              1          4,392         86,721            630        684,719            738     1,283,896
1.45% ......              -            252              -              -          1,180              -          3,240             -
1.50% ......              -            960              -              -            411              -            747             -
1.55% ......              -          3,412              -              -          2,558              -          6,114             -
1.60% ......              -            350              -              -            525              -          1,052             -
1.65% ......              -          1,350              -              -            694              -          1,599             -
1.70% ......              -              1              -              -            704              -            817             -
1.75% ......              -            733              -              -            144              -            353             -
1.80% ......              -            744              -              -          1,989              -          1,789             -
1.85% ......              -            483              -              -            627              -            972             -
1.90% ......              -          1,172              -              -            108              -            899             -
1.95% ......              -            378              -              -            103              -            597             -
2.00% ......              -              -              -              -             34              -             64             -
2.05% ......              -             44              -              -            378              -            252             -
2.10% ......              -            347              -              -            179              -            839             -
2.15% ......              -             14              -              -            142              -            404             -
2.20% ......              -             10              -              -              -              -              -             -
2.25% ......              -             85              -              -              -              -              -             -
2.30% ......              -              -              -              -              -              -             19             -
2.45% ......              -             35              -              -            137              -            144             -
2.60% ......              -             25              -              -              -              -              -             -
2.65% ......              -              -              -              -              -              -            245             -
2.70% ......              -              -              -              -              -              -             67             -
              -------------   ------------   ------------   ------------   ------------   ------------  -------------   -----------
  Totals ...  $   5,705,585         12,735         13,703        199,093         14,158      1,654,761         28,005     2,655,470
              =============   ============   ============   ============   ============   ============  =============   ===========

                GVITSmComp2    GVITTGroFoc   GVITTGroFoc3     GVITUSGro2     GVITUSGro3 GVITVKMultiSec         JanBal      JanCapAp
              -------------   ------------   ------------   ------------   ------------ --------------   ------------   -----------
0.80% ......  $           -             57             25              -            451            343              -         1,072
0.95% ......             14              -              -              -              -              -              -             -
1.10% ......            135              -              -             40              -              3             18             -
1.15% ......          3,854              -              -          1,598              -          3,202          3,021         1,522
1.20% ......            159              -              -              -              -            104            176            27
1.25% ......          2,590              -              -            521              -          1,895          1,718         2,397
1.30% ......            939         11,321         12,082              -         40,669        151,118              -       261,536
1.40% ......          1,003          2,924          7,666          1,585         40,969        168,293            431       193,262
1.45% ......          4,449              -              -            506              -          3,747          1,889         3,321
1.50% ......          2,254              -              -            663              -          1,097          1,077           757
1.55% ......          6,668              -              -          2,910              -          2,266          4,698         3,677
1.60% ......            865              -              -             43              -          1,095            928           458
1.65% ......          1,067              -              -            651              -          2,117          2,412           475
1.70% ......          1,069              -              -            166              -          1,675            182           835

Continued
                GVITSmComp2    GVITTGroFoc   GVITTGroFoc3     GVITUSGro2     GVITUSGro3 GVITVKMultiSec         JanBal      JanCapAp
              -------------   ------------   ------------   ------------   ------------ --------------   ------------   -----------
1.75% ......            984              -              -            556              -          4,365          6,932           848
1.80% ......          2,915              -              -          3,456              -          3,190          1,871         1,441
1.85% ......          3,351              -              -             72              -            957            365            37
1.90% ......          1,405              -              -          1,240              -            947            123           656
1.95% ......            216              -              -            184              -            453             52           155
2.00% ......             44              -              -             70              -            261            164           216
2.05% ......             38              -              -             57              -            549            858           860
2.10% ......          4,059              -              -          1,082              -          1,088            179           259
2.15% ......            108              -              -             62              -            826            157           112
2.20% ......             64              -              -             43              -              -             18            74
2.25% ......              -              -              -             52              -             25              -             -
2.30% ......              -              -              -             52              -              -            232            23
2.35% ......             21              -              -              -              -              -             50             9
2.40% ......             42              -              -             12              -              -              -             6
2.45% ......            258              -              -              -              -              6            700             -
2.50% ......              -              -              -            896              -              -              3            23
2.55% ......              -              -              -              -              -              -             49             5
2.60% ......              -              -              -              -              -              -              -            24
2.70% ......            719              -              -              -              -              -              -             -
2.80% ......              -              -              -              -              -              -              -            33
              -------------   ------------   ------------   ------------   ------------ --------------   ------------   -----------
  Totals ...  $      39,290         14,302         19,773         16,517         82,089        349,622         28,303       474,120
              =============   ============   ============   ============   ============ ==============   ============   ===========

                JanGlTechS2      JanGlTech    JanIntGroS2      JanIntGro    JanRMgLgCap      MFSInvGrS        MFSValS     NBAMTFasc
              -------------   ------------   ------------   ------------   ------------   ------------   ------------   -----------
0.80% ......  $          36            139             43            398              -              -              -             -
0.95% ......              -              -              -            480              -              -              -             -
1.10% ......              -              -              -             13              -              -          1,144             -
1.15% ......              -              -              -          1,085            131          1,282          1,696           228
1.20% ......              -              -              -              -              -            168            103             -
1.25% ......              -              -              -            637             27          1,128          1,508           578
1.30% ......         43,469         67,485         55,317        100,170              -              -              -             -
1.35% ......              -              -              -              -              -              -              -             7
1.40% ......         17,375         48,391         31,986         63,380              1            198            200            45
1.45% ......              -              -              -          2,183             74            434          1,309         1,491
1.50% ......              -              -              -            320            604          1,300          1,240            55
1.55% ......              -              -              -          2,555             76          2,410          2,053           466
1.60% ......              -              -              -          6,983              -            465          1,373           157
1.65% ......              -              -              -            230            140            782          1,030           177
1.70% ......              -              -              -            107             10          1,690            494            93
1.75% ......              -              -              -            150             57            885            700         2,006
1.80% ......              -              -              -          2,369             29          3,508          1,364           310
1.85% ......              -              -              -            379            125            831            784           242
1.90% ......              -              -              -             87              5            475            140           134
1.95% ......              -              -              -            145              -            560            173            37
2.00% ......              -              -              -              -             49            561            110             -
2.05% ......              -              -              -             15              -          1,081            486             -
2.10% ......              -              -              -            415              -          1,800            939           288
2.15% ......              -              -              -             79            114            209            176             -
2.20% ......              -              -              -              -             83            558             83             -
2.25% ......              -              -              -              -              1              -              -             -
2.30% ......              -              -              -              -              8             39             90             -
2.35% ......              -              -              -              -              -              -             22             -
2.40% ......              -              -              -              -              -              9             82             1
2.45% ......              -              -              -              -              -            349            359             1
2.50% ......              -              -              -              -              3            126             13             -
2.55% ......              -              -              -              -              -              8             13             -
2.70% ......              -              -              -              8              5              -              -            35
2.75% ......              -              -              -              -              -             24             24             -
2.80% ......              -              -              -              -              -             14              -             -
              -------------   ------------   ------------   ------------   ------------   ------------   ------------   -----------
  Totals ...  $      60,880        116,015         87,346        182,188          1,542         20,894         17,708         6,351
              =============   ============   ============   ============   ============   ============   ============   ===========

                   NBAMTGro     NBAMTGuard      NBAMTLMat     NBAMTMCGrS      NBAMTPart     NBAMSocRes      OppAggGro       OppBdFd
              -------------   ------------   ------------   ------------   ------------   ------------   ------------   -----------
0.80% ......  $       2,341            900          1,130              -          4,020              -            771         3,298
1.10% ......              -              -          2,403              -              -             20              -             -
1.15% ......              -              -          4,243          3,074              -            553              -             -
1.20% ......              -              -             43              -              -              -              -             -
1.25% ......              -              -          1,883          1,209              -             24              -             -
1.30% ......      1,617,676        165,222        947,200             22      1,247,261              -        179,014     1,488,889
1.40% ......        529,170        153,529        885,284          1,269      1,423,894              1        108,039     1,605,725
1.45% ......              -              -          5,299          2,366              -            189              -             -

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II

Continued
                   NBAMTGro     NBAMTGuard      NBAMTLMat     NBAMTMCGrS      NBAMTPart     NBAMSocRes      OppAggGro       OppBdFd
              -------------   ------------   ------------   ------------   ------------   ------------   ------------   -----------
1.50% ......              -              -          2,946          1,181              -            129              -             -
1.55% ......              -              -         13,732          4,086              -            647              -             -
1.60% ......              -              -            540            151              -             44              -             -
1.65% ......              -              -          2,298          1,937              -            283              -             -
1.70% ......              -              -            984            512              -             14              -             -
1.75% ......              -              -         14,333            949              -            297              -             -
1.80% ......              -              -         10,100          1,515              -             91              -             -
1.85% ......              -              -          1,041          1,155              -            203              -             -
1.90% ......              -              -          1,208            331              -             37              -             -
1.95% ......              -              -            865            352              -              -              -             -
2.00% ......              -              -          1,029            210              -             94              -             -
2.05% ......              -              -            698            348              -              1              -             -
2.10% ......              -              -          2,710            339              -              -              -             -
2.15% ......              -              -            274            122              -             58              -             -
2.20% ......              -              -             26            592              -              -              -             -
2.25% ......              -              -            116              -              -              -              -             -
2.30% ......              -              -              9             14              -              -              -             -
2.35% ......              -              -            123             12              -              -              -             -
2.40% ......              -              -             12             12              -              -              -             -
2.45% ......              -              -             32             45              -              -              -             -
2.50% ......              -              -              -             47              -              -              -             -
2.55% ......              -              -             23              -              -              -              -             -
2.65% ......              -              -              -              1              -              -              -             -
2.80% ......              -              -              -             15              -              -              -             -
              -------------   ------------   ------------   ------------   ------------   ------------   ------------   -----------
  Totals ...  $   2,149,187        319,651      1,900,584         21,866      2,675,175          2,685        287,824     3,097,912
              =============   ============   ============   ============   ============   ============   ============   ===========

                   OppCapAp      OppCapApS      OppGlSec3       OppGlSec      OppGlSecS    OppHighIncS      OppMSFund    OppMSFundS
              -------------   ------------   ------------   ------------   ------------   ------------   ------------   -----------
0.80% ......  $       4,915              -            120          2,934              -              -            519             -
0.95% ......              -              -              -              -              -             27              -             -
1.10% ......              -            129              -              -            653             47              -            46
1.15% ......              -          4,431              -              -          8,124          4,868              -         4,393
1.20% ......              -            295              -              -            282            267              -           234
1.25% ......              -          3,422              -              -          6,486          2,875              -         2,387
1.30% ......      1,125,841            261        127,374      2,599,866            789              2        193,554            12
1.40% ......        810,647            271         91,134      2,147,964          1,977          1,146        170,834           938
1.45% ......              -          4,636              -              -          4,082         28,014              -         4,356
1.50% ......              -          1,756              -              -          1,545            815              -         1,811
1.55% ......              -          9,154              -              -         11,241         14,783              -         6,572
1.60% ......              -          1,207              -              -          4,713          5,468              -           406
1.65% ......              -          2,822              -              -          3,352          3,410              -         3,348
1.70% ......              -            622              -              -          1,171            752              -         1,197
1.75% ......              -            614              -              -            902          4,930              -           395
1.80% ......              -          5,061              -              -          5,015          8,283              -         3,395
1.85% ......              -          5,288              -              -          3,517          2,003              -           843
1.90% ......              -          1,262              -              -          1,009            816              -           781
1.95% ......              -            521              -              -            250             68              -           340
2.00% ......              -            192              -              -            453            432              -           891
2.05% ......              -            360              -              -            501            327              -         1,293
2.10% ......              -          6,375              -              -          3,834          1,891              -           688
2.15% ......              -            340              -              -            432             61              -         1,183
2.20% ......              -            220              -              -             89             60              -            79
2.25% ......              -            325              -              -             24             94              -            25
2.30% ......              -             34              -              -             50              -              -           107
2.35% ......              -             23              -              -              -             25              -            14
2.40% ......              -             37              -              -              -              7              -            10
2.45% ......              -             64              -              -              -              -              -            35
2.50% ......              -             72              -              -              -              -              -            13
2.55% ......              -              -              -              -              -              -              -             5
2.60% ......              -             25              -              -              -              -              -             -
2.70% ......              -             28              -              -              -            107              -             -
2.80% ......              -              -              -              -              -              -              -            14
              -------------   ------------   ------------   ------------   ------------   ------------   ------------   -----------
  Totals ...  $   1,941,403         49,847        218,628      4,750,764         60,491         81,578        364,907        35,811
              =============   ============   ============   ============   ============   ============   ============   ===========

                OppMSSmCapS     OppMultStr     PVTDiscGro      PVTGroInc       PVTIntEq     SRSTSmCapV         StOpp2       StDisc2
              -------------   ------------   ------------   ------------   ------------   ------------   ------------   -----------
0.80% ......  $           -          3,214              -              -              -              -          5,563           520
0.95% ......              2              -              -              -             44             13              -             -
1.10% ......            212              -              -            216              -              -              -             -
1.15% ......          2,386              -          1,007            381            504              -              -             -
1.20% ......              5              -             26            196              -              -              -             -
1.25% ......          1,070              -            299            615             98              -              -             -
1.30% ......              -      1,255,194              -              -              -              -      3,707,792       656,263
1.40% ......            145      1,058,840              1             85            829              -      1,858,305       354,429
1.45% ......          2,944              -             60            123            431              -              -             -
1.50% ......            323              -            608            311            480              -              -             -
1.55% ......          2,865              -            489          1,096            574              -              -             -
1.60% ......             25              -            115            456          3,876              -              -             -
1.65% ......            566              -            413            492            244              -              -             -
1.70% ......            419              -             34            124            481              -              -             -
1.75% ......            201              -            328            158            156              -              -             -
1.80% ......          2,793              -            442            529          1,235              -              -             -
1.85% ......            335              -             61            346             24              -              -             -
1.90% ......            371              -            200             75            107              -              -             -
1.95% ......            354              -             73              4              -              -              -             -
2.00% ......              -              -              3            128             22              -              -             -
2.05% ......            302              -              9              2             78              -              -             -
2.10% ......              -              -             52             86             13              -              -             -
2.15% ......            264              -            134            292              -              -              -             -
2.20% ......             90              -              3              -              -              -              -             -
2.25% ......              -              -             13              -              -              -              -             -
2.30% ......              -              -             21              -              -              -              -             -
2.35% ......              -              -             14              4              -              -              -             -
2.40% ......              -              -              -             41             41              -              -             -
2.45% ......              -              -             32              -              -              -              -             -
2.50% ......              -              -              -              3              -              -              -             -
2.55% ......              -              -             10              -              -              -              -             -
2.65% ......            243              -              -              -              -              -              -             -
2.70% ......              7              -              -              -              -              -              -             -
2.80% ......              -              -             14              -              -              -              -             -
              -------------   ------------   ------------   ------------   ------------   ------------   ------------   -----------
  Totals ...  $      15,922      2,317,248          4,461          5,763          9,237             13      5,571,660     1,011,212
              =============   ============   ============   ============   ============   ============   ============   ===========

                  StIntStk2       VEWrldBd     VEWrldEMkt      VEWrldHAs     VKCorPlus2        VKEmMkt       VKEmMkt2   VKUSRealEst
              -------------   ------------   ------------   ------------   ------------   ------------   ------------   -----------
0.80% ......  $          71            370            738          1,313              -            477              -         4,311
1.10% ......              -              -              -              -              -              -             39             -
1.15% ......              -              -              -              -            312              -          1,083             -
1.25% ......              -              -              -              -            220              -            929             -
1.30% ......         13,381        468,604        292,666        322,576              -        164,833              -       909,741
1.40% ......         12,963        327,458        220,275        178,853              7        130,887            390       869,354
1.45% ......              -              -              -              -            250              -            820             -
1.50% ......              -              -              -              -          1,371              -            710             -
1.55% ......              -              -              -              -            610              -          1,832             -
1.60% ......              -              -              -              -            128              -            218             -
1.65% ......              -              -              -              -            189              -            150             -
1.70% ......              -              -              -              -            374              -             99             -
1.75% ......              -              -              -              -             51              -            144             -
1.80% ......              -              -              -              -            544              -          1,334             -
1.85% ......              -              -              -              -             68              -             79             -
1.90% ......              -              -              -              -            277              -            302             -
1.95% ......              -              -              -              -             10              -             22             -
2.00% ......              -              -              -              -             14              -             48             -
2.05% ......              -              -              -              -             62              -            207             -
2.10% ......              -              -              -              -              9              -            493             -
2.15% ......              -              -              -              -            541              -            134             -
2.20% ......              -              -              -              -             51              -              -             -
2.25% ......              -              -              -              -             90              -              -             -
2.30% ......              -              -              -              -              8              -              -             -
2.35% ......              -              -              -              -              8              -              -             -
2.65% ......              -              -              -              -              -              -            330             -
2.70% ......              -              -              -              -              -              -             19             -
              -------------   ------------   ------------   ------------   ------------   ------------   ------------   -----------
  Totals ...  $      26,415        796,432        513,679        502,742          5,194        296,197          9,382     1,783,406
              =============   ============   ============   ============   ============   ============   ============   ===========

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II

               VKUSRealEst2     VicDivrStk
              -------------   ------------
0.95% ......  $           2              -
1.10% ......            129              -
1.15% ......          5,588              -
1.20% ......             93              -
1.25% ......          3,198             22
1.40% ......            199              -
1.45% ......          2,836              -
1.50% ......          2,428              -
1.55% ......          6,671              -
1.60% ......            588              -
1.65% ......          2,952              -
1.70% ......            849              -
1.75% ......            570              -
1.80% ......          6,598              -
1.85% ......          2,284              -
1.90% ......            707              -
1.95% ......            131              -
2.00% ......            360              -
2.05% ......            803              -
2.10% ......            392              -
2.15% ......            123              -
2.20% ......             29              -
2.25% ......             65              -
2.30% ......             19              -
2.35% ......             72              -
2.40% ......            106              -
2.45% ......            374              -
2.70% ......          1,489              -
              -------------   ------------
  Totals ...  $      39,655             22
              =============   ============

(3)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2003 and 2002, total transfers to the Account from the fixed account were $183,228,064 and $75,500,771 respectively, and total transfers from the Account to the fixed account were $157,178,548 and $362,803,270, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners' Equity.

     For contracts with the Extra Value option, the Company contributed $5,304,151 and $0 to the Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2003 and 2002, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

     For guaranteed minimum death benefits, the Company contributed $10,201,851 and $8,656,700 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2003 and 2002, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death, when applicable.

     For Purchase Payment Credits, the Company contributed $482,739 and $0 to the Account in the form of additional credit to the contract owner accounts for the years ended December 31, 2003 and 2002, respectively. These amounts are included in purchase payments received from contract owners and, as applicable, are applied to a contract when cumulative purchase payments reach certain aggregate levels.

(4)  FINANCIAL HIGHLIGHTS

     The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of the end of the period indicated, and contract expense rate, investment income ratio and total return for each period in the five year period ended December 31, 2003. Beginning in 2003 the information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. For periods prior to 2003 the information is presented as a range of minimum and maximum values, however, such information is exclusive and independent for each column, and there is no intentional relationship among and between the ranges of values presented for contract expense rate, unit fair value and total return.

                     CONTRACT                                                                INVESTMENT
                      EXPENSE                               UNIT             CONTRACT          INCOME           TOTAL
                       RATE*            UNITS            FAIR VALUE       OWNERS' EQUITY       RATIO**         RETURN***
                  --------------    -------------     ----------------   ----------------    ----------   ------------------
AIM VIF - Basic Value Fund - Series II Shares
  2003 ........... 0.95% to 2.80%         725,730     $ 11.03 to 12.79   $      9,990,108       0.00%       10.28% to  27.90%(a)(b)

AIM VIF - Capital Appreciation Fund - Series II Shares
  2003 ........... 0.95% to 2.80%         208,483       10.76 to 12.14          2,749,979       0.00%        7.56% to  21.42%(a)(b)

AIM VIF - Capital Development Fund - Series II Shares
  2003 ........... 1.15% to 2.65%         156,782       14.00 to 13.81          2,180,408       0.00%       39.96% to  38.10%(a)(b)

Alger American MidCap Growth Portfolio - Class S
  2003 ...........      0.95%               2,204           10.77                  23,746       0.00%            7.74%       (a)(b)

Alliance VPSF - AllianceBernstein Growth & Income Portfolio - Class B
  2003 ........... 0.95% to 2.90%       1,055,483       11.05 to 12.18         14,215,858       0.14%       10.51% to  21.78%(a)(b)

Alliance VPSF - AllianceBernstein Small Cap Value Portfolio - Class B
  2003 ........... 1.10% to 2.70%         282,978       14.83 to 14.62          4,130,159       0.05%       48.33% to  46.22%(a)(b)

American Century VP - Balanced Fund - Class I
  2003 ........... 0.80% to 1.40%       6,309,606       16.09 to 17.88        118,238,558       2.53%       18.50% to  17.79%
  2002 ........... 0.80% to 1.40%       6,701,595       13.58 to 16.57        106,481,584       2.84%      -10.82% to -10.28%
  2001 ........... 0.80% to 1.40%       7,936,316       15.14 to 18.56        141,082,423       2.85%       -4.90% to  -4.32%
  2000 ........... 0.80% to 1.40%       9,044,850       15.82 to 19.50        168,807,500       2.64%       -4.01% to  -3.43%
  1999 ........... 0.80% to 1.40%      10,612,206       16.38 to 20.29        206,448,575       1.92%        8.52% to   9.18%

American Century VP - Capital Appreciation Fund - Class I
  2003 ........... 0.80% to 1.40%       6,916,987       10.28 to 12.68        141,677,225       0.00%       19.51% to  18.79%
  2002 ........... 0.80% to 1.40%       8,313,614        8.60 to 21.07        140,824,556       0.00%      -22.31% to -21.83%
  2001 ........... 0.80% to 1.40%      10,868,054       11.00 to 27.09        231,878,049       0.00%      -29.08% to -28.65%
  2000 ........... 0.80% to 1.40%      15,066,720       15.42 to 38.16        441,172,198       0.00%        7.52% to   8.17%
  1999 ........... 0.80% to 1.40%      13,411,163       14.26 to 35.45        378,644,239       0.00%       62.22% to  63.21%

American Century VP - Income & Growth Fund - Class I
  2003 ........... 0.80% to 1.40%       5,714,030       10.52 to 10.17         58,274,174       1.11%       28.32% to  27.54%
  2002 ........... 0.80% to 1.40%       5,125,581        7.97 to  8.20         40,961,204       1.15%      -20.50% to -20.02%
  2001 ........... 0.80% to 1.40%       6,383,548       10.03 to 10.25         64,124,490       0.93%       -9.64% to  -9.09%
  2000 ........... 0.80% to 1.40%       6,984,801       11.10 to 11.28         77,612,740       0.63%      -11.86% to -11.33%
  1999 ........... 0.80% to 1.40%       6,653,901       12.59 to 12.72         83,843,055       0.02%       16.37% to  17.08%

American Century VP - Income & Growth Fund - Class II
  2003 ........... 0.95% to 2.80%         513,470       11.24 to 12.24          6,815,250       0.00%       12.35% to  22.37%(a)(b)

American Century VP - Inflation Protection Fund - Class II
  2003 ........... 0.80% to 2.55%       1,303,256       10.27 to 10.29         13,554,997       1.08%        2.69% to   2.92%(a)

American Century VP - International Fund - Class I
  2003 ........... 0.80% to 1.40%       6,008,220       15.00 to 14.33         86,550,127       0.75%       23.51% to  22.77%
  2002 ........... 0.80% to 1.40%       7,997,923       11.67 to 12.14         93,782,519       0.88%      -21.49% to -21.01%
  2001 ........... 0.80% to 1.40%      12,314,247       14.87 to 15.37        183,795,862       0.09%      -30.17% to -29.74%
  2000 ........... 0.80% to 1.40%      16,440,930       21.29 to 21.88        351,199,697       0.15%      -17.98% to -17.49%
  1999 ........... 0.80% to 1.40%      17,059,507       25.96 to 26.52        444,075,227       0.00%       61.75% to  62.73%

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II

                     CONTRACT                                                                INVESTMENT
                      EXPENSE                               UNIT             CONTRACT          INCOME           TOTAL
                       RATE*            UNITS            FAIR VALUE       OWNERS' EQUITY       RATIO**         RETURN***
                  --------------    -------------     ----------------   ----------------    ----------   ------------------
American Century VP - International Fund - Class II
  2003 ........... 0.95% to 2.70%         238,887     $ 11.35 to 12.83   $      3,091,431       0.00%       13.46% to  28.33%(a)(b)

American Century VP - International Fund - Class III
  2003 ........... 0.80% to 1.40%       2,431,962        9.97 to  9.87         24,027,699       0.68%       23.51% to  22.77%
  2002 ........... 0.80% to 1.40%       1,893,970        8.04 to  8.07         15,231,448       0.00%      -19.61% to -19.28%(a)(b)

American Century VP - Ultra(R) Fund - Class I
  2003 ........... 0.80% to 1.40%         596,069        9.91 to  9.81          5,850,738       0.00%       23.90% to  23.15%
  2002 ........... 0.80% to 1.40%         144,545        7.96 to  8.00          1,151,365       0.33%      -20.37% to -20.05%(a)(b)

American Century VP - Ultra(R) Fund - Class II
  2003 ........... 1.15% to 2.75%         251,964       13.07 to 11.68          3,176,173       0.00%       30.66% to  16.77%(a)(b)

American Century VP - Value Fund - Class I
  2003 ........... 0.80% to 1.40%       9,070,068       18.87 to 18.08        164,712,767       1.01%       27.93% to  27.15%
  2002 ........... 0.80% to 1.40%      10,608,306       14.22 to 14.75        151,374,824       0.98%      -13.84% to -13.32%
  2001 ........... 0.80% to 1.40%      12,737,342       16.51 to 17.02        210,784,815       0.86%       11.23% to  11.91%
  2000 ........... 0.80% to 1.40%       6,581,120       14.84 to 15.21         97,844,440       0.87%       16.50% to  17.20%
  1999 ........... 0.80% to 1.40%       4,565,160       12.74 to 12.97         58,235,416       0.93%       -2.24% to  -1.64%

American Century VP - Value Fund - Class II
  2003 ........... 1.10% to 2.80%         875,072       13.63 to 12.31         11,835,842       0.00%       36.27% to  23.13%(a)(b)

American VIS - Growth Fund - Class I
  2003 ...........          1.30%         365,065                55.43         20,233,757       0.37%                  35.36%
  2002 ...........          1.30%         395,501                40.94         16,193,780       0.18%                 -25.26%
  2001 ...........          1.30%         473,727                54.78         25,950,752       0.61%                 -19.01%
  2000 ...........          1.30%         553,384                67.64         37,428,733       0.00%                   3.37%
  1999 ...........          1.30%         635,473                65.43         41,578,361       0.17%                  55.58%

American VIS - High-Yield Bond Fund - Class I
  2003 ...........          1.30%          79,839                33.79         2,697,763      10.29%                   28.10%
  2002 ...........          1.30%          52,094                26.38         1,374,108       8.77%                   -2.79%
  2001 ...........          1.30%          57,996                27.14         1,573,778       9.84%                    6.60%
  2000 ...........          1.30%          65,619                25.45         1,670,327       0.86%                   -4.31%
  1999 ...........          1.30%          78,579                26.60         2,090,345       9.57%                    4.42%

American VIS - U.S. Government/AAA-Rated Securities Fund - Class I
  2003 ...........          1.30%         110,931                26.33         2,920,820       3.56%                    1.18%
  2002 ...........          1.30%         125,824                26.02         3,274,314       4.55%                    8.03%
  2001 ...........          1.30%         121,523                24.09         2,927,289       5.81%                    5.84%
  2000 ...........          1.30%         130,827                22.76         2,977,576       0.56%                   10.25%
  1999 ...........          1.30%         169,205                20.64         3,493,117       6.23%                   -1.82%

Charles Schwab Money Market Portfolio
  2003 ........... 0.95% to 1.45%         245,954        9.99 to  9.97          2,456,759       0.09%       -0.11% to  -0.27%(a)(b)

Credit Suisse Trust - Global Post-Venture Capital Portfolio
  2003 ........... 0.80% to 1.40%         665,511       10.67 to 10.22          6,834,165       0.00%       46.48% to  45.59%
  2002 ........... 0.80% to 1.40%         871,300        7.02 to  7.28          6,140,841       0.00%      -35.08% to -34.68%
  2001 ........... 0.80% to 1.40%       1,505,921       10.81 to 11.15         16,336,811       0.00%      -29.64% to -29.21%
  2000 ........... 0.80% to 1.40%       2,286,968       15.37 to 15.75         35,233,535       0.00%      -20.07% to -19.58%
  1999 ........... 0.80% to 1.40%       3,030,098       19.23 to 19.58         58,348,698       0.00%       61.21% to  62.19%

Credit Suisse Trust - International Focus Portfolio
  2003 ........... 0.80% to 1.40%       5,366,505       10.37 to 10.15         54,715,107       0.43%       32.03% to  31.23%
  2002 ........... 0.80% to 1.40%       6,977,626        7.74 to  7.85         54,182,847       0.00%      -21.03% to -20.55%
  2001 ........... 0.80% to 1.40%      10,217,779        9.80 to  9.88        100,414,080       0.00%      -23.37% to -22.90%
  2000 ........... 0.80% to 1.40%      12,854,477       12.79 to 12.86        164,768,486       0.39%      -26.93% to -26.49%
  1999 ........... 0.80% to 1.40%      16,297,012       17.44 to 17.58        285,770,938       0.97%       51.29% to  52.21%

                     CONTRACT                                                                INVESTMENT
                      EXPENSE                               UNIT             CONTRACT          INCOME           TOTAL
                       RATE*            UNITS            FAIR VALUE       OWNERS' EQUITY       RATIO**         RETURN***
                  --------------    -------------     ----------------   ----------------    ----------   ------------------
Credit Suisse Trust - Small Cap Growth Portfolio
  2003 ........... 0.80% to 1.40%       8,999,069     $ 15.33 to 16.27   $    147,102,444       0.00%       47.36% to  46.47%
  2002 ........... 0.80% to 1.40%      10,206,558       10.41 to 11.19        113,825,374       0.00%      -34.62% to -34.22%
  2001 ........... 0.80% to 1.40%      13,924,081       15.82 to 17.10        237,323,291       0.00%      -17.19% to -16.69%
  2000 ........... 0.80% to 1.40%      16,612,117       18.99 to 20.63        341,736,777       0.00%      -19.25% to -18.77%
  1999 ........... 0.80% to 1.40%      18,854,015       23.37 to 25.52        480,052,988       0.00%       66.72% to  67.73%

Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
  2003 ........... 0.80% to 2.35%       2,490,303       10.43 to 10.15         27,176,568       0.28%       36.68% to  44.44%(b)
  2002 ........... 0.80% to 1.40%         466,308        7.60 to  7.63          3,546,444       0.31%      -23.97% to -23.66%(a)(b)

Dreyfus Socially Responsible Growth Fund, Inc., The
  2003 ........... 0.80% to 1.40%       6,701,628       15.66 to 19.43        135,576,829       0.11%       25.00% to  24.24%
  2002 ........... 0.80% to 1.40%       7,243,408       12.52 to 16.66        117,819,427       0.19%      -29.94% to -29.51%
  2001 ........... 0.80% to 1.40%       9,331,556       17.77 to 23.76        215,882,811       0.06%      -23.67% to -23.20%
  2000 ........... 0.80% to 1.40%      11,621,930       23.14 to 31.10        351,236,413       0.78%      -12.27% to -11.74%
  1999 ........... 0.80% to 1.40%      11,427,106       26.21 to 35.41        393,115,801       0.01%       28.26% to  29.04%

Dreyfus Stock Index Fund, Inc. - Initial Shares
  2003 ........... 0.80% to 1.40%      32,699,415       19.84 to 24.21        796,781,905       1.40%       27.34% to  26.57%
  2002 ........... 0.80% to 1.40%      38,520,995       15.58 to 19.36        740,960,376       1.27%      -23.45% to -22.98%
  2001 ........... 0.80% to 1.40%      47,103,460       20.23 to 25.27      1,182,651,353       1.03%      -13.42% to -12.89%
  2000 ........... 0.80% to 1.40%      55,652,644       23.22 to 29.16      1,612,835,393       0.94%      -10.54% to -10.00%
  1999 ........... 0.80% to 1.40%      64,392,990       25.80 to 32.56      2,085,135,987       1.10%       18.92% to  19.64%

Dreyfus Stock Index Fund, Inc. - Service Shares
  2003 ........... 0.95% to 2.90%       1,563,084       11.04 to 12.00         20,724,193       0.73%       10.44% to  20.00%(a)(b)

Dreyfus VIF - Appreciation Portfolio - Initial Shares
  2003 ........... 0.80% to 1.40%       6,013,001       12.85 to 12.35         74,581,255       1.29%       20.20% to  19.47%
  2002 ........... 0.80% to 1.40%       7,086,046       10.34 to 10.69         73,506,332       1.03%      -17.88% to -17.38%
  2001 ........... 0.80% to 1.40%       8,242,002       12.59 to 12.94        104,038,905       0.74%      -10.59% to -10.04%
  2000 ........... 0.80% to 1.40%      10,006,977       14.08 to 14.38        141,180,632       0.55%       -2.03% to  -1.44%
  1999 ........... 0.80% to 1.40%      13,989,497       14.37 to 14.59        201,347,558       0.61%        9.90% to  10.56%

Dreyfus VIF - Appreciation Portfolio - Service Shares
  2003 ........... 1.15% to 2.65%         396,749       12.70 to 12.54          4,997,749       1.99%       27.04% to  25.35%(a)(b)

Dreyfus VIF - Developing Leaders Portfolio - Service Shares
  2003 ........... 1.10% to 2.40%         131,238       13.83 to 13.67          1,800,570       0.00%       38.26% to  36.67%(a)(b)

Dreyfus VIF - Growth and Income Portfolio - Initial Shares
  2003 ........... 0.80% to 1.40%       4,245,970       12.28 to 11.77         50,156,353       0.77%       25.56% to  24.80%
  2002 ........... 0.80% to 1.40%       4,941,819        9.43 to  9.78         46,735,460       0.59%      -26.38% to -25.93%
  2001 ........... 0.80% to 1.40%       6,347,774       12.81 to 13.20         81,481,728       0.48%       -7.17% to  -6.60%
  2000 ........... 0.80% to 1.40%       6,251,144       13.80 to 14.14         86,398,707       0.63%       -5.12% to  -4.55%
  1999 ........... 0.80% to 1.40%       6,013,078       14.54 to 14.81         87,546,360       0.60%       15.25% to  15.95%

Federated IS - American Leaders Fund II - Service Shares
  2003 ........... 1.15% to 2.55%          77,357       13.35 to 13.18          1,001,093       0.00%       33.50% to  31.84%(a)(b)

Federated IS - Capital Appreciation Fund II - Service Shares
  2003 ........... 1.10% to 2.80%         177,660       13.00 to 11.83          2,254,950       0.00%       30.02% to  18.27%(a)(b)

Federated IS - Quality Bond Fund II - Primary Shares
  2003 ........... 0.80% to 1.40%       3,097,044       11.13 to 11.02         34,160,926       4.10%        3.81% to   3.18%
  2002 ........... 0.80% to 1.40%       2,559,029       10.68 to 10.72         27,343,161       0.00%        6.82% to   7.25%(a)(b)

Federated IS - Quality Bond Fund II - Service Shares
  2003 ........... 0.95% to 2.60%       1,665,638       10.26 to 10.78         17,093,448       0.01%        2.63% to   1.48%(a)(b)

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II

                     CONTRACT                                                                INVESTMENT
                      EXPENSE                               UNIT             CONTRACT          INCOME           TOTAL
                       RATE*            UNITS            FAIR VALUE       OWNERS' EQUITY       RATIO**         RETURN***
                  --------------    -------------     ----------------   ----------------    ----------   ------------------
Fidelity(R) VIP - Equity-Income Portfolio - Initial Class
  2003 ........... 0.80% to 1.40%      35,119,867     $ 19.50 to 24.82   $  1,172,481,617       1.79%       29.29% to  28.51%
  2002 ........... 0.80% to 1.40%      41,305,904       15.08 to 33.74      1,060,581,302       1.87%      -18.11% to -17.61%
  2001 ........... 0.80% to 1.40%      51,133,930       18.31 to 41.16      1,585,718,542       1.79%       -6.29% to  -5.72%
  2000 ........... 0.80% to 1.40%      59,929,592       19.42 to 43.88      1,971,811,609       1.76%        6.91% to   7.56%
  1999 ........... 0.80% to 1.40%      78,576,059       18.06 to 41.00      2,430,673,513       1.54%        4.84% to   5.48%

Fidelity(R) VIP - Equity-Income Portfolio - Service Class 2
  2003 ........... 1.10% to 2.80%       1,963,742       13.76 to 12.47         26,626,620       0.00%       37.56% to  24.68%(a)(b)

Fidelity(R) VIP - Growth Portfolio - Initial Class
  2003 ........... 0.80% to 1.40%      30,857,133       16.71 to 22.22      1,206,381,873       0.27%       31.79% to  30.99%
  2002 ........... 0.80% to 1.40%      36,598,859       12.68 to 43.17      1,070,077,897       0.27%      -31.09% to -30.67%
  2001 ........... 0.80% to 1.40%      48,260,844       18.29 to 62.58      1,993,120,208       0.08%      -18.81% to -18.31%
  2000 ........... 0.80% to 1.40%      60,371,162       22.39 to 77.00      3,015,865,434       0.12%      -12.22% to -11.69%
  1999 ........... 0.80% to 1.40%      67,613,846       25.36 to 87.63      3,849,635,811       0.15%       35.51% to  36.34%

Fidelity(R) VIP - Growth Portfolio - Service Class 2
  2003 ........... 1.10% to 2.80%       1,072,088       13.90 to 12.34         14,579,923       0.00%       38.99% to  23.39%(a)(b)

Fidelity(R) VIP - High Income Portfolio - Initial Class
  2003 ........... 0.80% to 1.40%      16,497,401       11.91 to 13.08        283,236,571       6.82%       26.25% to  25.48%
  2002 ........... 0.80% to 1.40%      17,053,114        9.43 to 19.56        231,945,065      10.24%        2.00% to   2.62%
  2001 ........... 0.80% to 1.40%      20,055,329        9.19 to 19.16        263,383,634      16.07%      -12.98% to -12.44%
  2000 ........... 0.80% to 1.40%      22,851,138       10.50 to 22.00        342,655,841       8.07%      -23.55% to -23.09%
  1999 ........... 0.80% to 1.40%      31,737,436       13.65 to 28.74        621,032,332      10.35%        6.64% to   7.29%

Fidelity(R) VIP - Overseas Portfolio - Initial Class
  2003 ........... 0.80% to 1.40%      10,235,114       14.55 to 15.07        187,955,327       0.83%       42.22% to  41.36%
  2002 ........... 0.80% to 1.40%      12,965,489       10.23 to 13.97        167,732,039       0.89%      -21.40% to -20.92%
  2001 ........... 0.80% to 1.40%      17,812,066       12.94 to 17.76        290,908,736       5.72%      -22.28% to -21.80%
  2000 ........... 0.80% to 1.40%      22,555,451       16.55 to 22.83        472,254,098       1.65%      -20.24% to -19.75%
  1999 ........... 0.80% to 1.40%      26,744,723       20.62 to 28.59        702,006,152       1.34%       40.63% to  41.49%

Fidelity(R) VIP - Overseas Portfolio - Initial Class R
  2003 ........... 0.80% to 1.40%       3,556,585       11.04 to 10.92         38,898,685       0.58%       42.18% to  41.32%
  2002 ........... 0.80% to 1.40%       1,991,220        7.73 to  7.76         15,399,653       0.00%      -22.70% to -22.38%(a)(b)

Fidelity(R) VIP - Overseas Portfolio - Service Class 2
  2003 ........... 1.10% to 2.70%         759,076       14.85 to 14.64         11,143,294       0.00%       48.46% to  46.36%(a)(b)

Fidelity(R) VIP II - Asset Manager Portfolio - Initial Class
  2003 ........... 0.80% to 1.40%      18,528,814       17.32 to 17.29        450,130,622       3.64%       17.03% to  16.32%
  2002 ........... 0.80% to 1.40%      21,172,985       14.80 to 24.49        440,820,954       4.16%      -10.01% to  -9.46%
  2001 ........... 0.80% to 1.40%      26,640,365       16.35 to 27.18        610,006,656       4.45%       -5.44% to  -4.86%
  2000 ........... 0.80% to 1.40%      33,039,586       17.18 to 28.72        794,325,046       3.53%       -5.27% to  -4.69%
  1999 ........... 0.80% to 1.40%      41,605,682       18.03 to 30.28      1,062,404,219       3.39%        9.54% to  10.20%

Fidelity(R) VIP II - Contrafund(R) Portfolio - Initial Class
  2003 ........... 0.80% to 1.40%      31,289,245       22.22 to 22.94        721,253,344       0.46%       27.44% to  26.67%
  2002 ........... 0.80% to 1.40%      35,826,301       17.43 to 18.25        651,487,682       0.90%      -10.62% to -10.07%
  2001 ........... 0.80% to 1.40%      43,074,426       19.39 to 20.40        875,745,551       0.83%      -13.48% to -12.95%
  2000 ........... 0.80% to 1.40%      52,155,446       22.27 to 23.55      1,224,787,575       0.38%       -7.92% to  -7.37%
  1999 ........... 0.80% to 1.40%      59,904,172       24.04 to 25.55      1,527,000,241       0.44%       22.52% to  23.26%

Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class 2
  2003 ........... 1.10% to 2.80%       1,746,863       13.41 to 12.28         23,242,672       0.00%       34.14% to  22.81%(a)(b)

Fidelity(R) VIP II - Investment Grade Bond Portfolio: Service Class
  2003 ........... 0.80% to 1.40%         441,619       10.16 to 10.12          4,471,457       0.00%        1.63% to   1.22%(a)(b)

Fidelity(R) VIP II - Investment Grade Bond Portfolio: Service Class 2
  2003 ........... 1.10% to 2.60%       1,078,745       10.34 to 10.42         11,114,242       0.00%        3.40% to   2.05%(a)(b)

                     CONTRACT                                                                INVESTMENT
                      EXPENSE                               UNIT             CONTRACT          INCOME           TOTAL
                       RATE*            UNITS            FAIR VALUE       OWNERS' EQUITY       RATIO**         RETURN***
                  --------------    -------------     ----------------   ----------------    ----------   ------------------
Fidelity(R) VIP III - Growth Opportunities Portfolio - Initial Class
  2003 ........... 0.80% to 1.40%       5,119,061     $  9.77 to  9.40   $     48,280,130       0.78%       28.83% to  28.06%
  2002 ........... 0.80% to 1.40%       6,029,031        7.34 to  7.59         44,374,253       1.11%      -22.94% to -22.47%
  2001 ........... 0.80% to 1.40%       7,361,823        9.52 to  9.79         70,269,192       0.40%      -15.63% to -15.11%
  2000 ........... 0.80% to 1.40%       9,785,418       11.29 to 11.53        110,633,049       1.45%      -18.22% to -17.73%
  1999 ........... 0.80% to 1.40%      13,267,254       13.80 to 14.01        183,333,866       1.00%        2.81% to   3.44%

Fidelity(R) VIP III - Mid Cap Portfolio - Service Class 2
  2003 ........... 1.10% to 2.65%         952,250       14.39 to 14.19         13,510,593       0.00%       43.87% to  41.90%(a)(b)

Fidelity(R) VIP III - Value Strategies Portfolio - Service Class
  2003 ........... 0.80% to 1.40%       2,066,461       11.69 to 11.57         23,941,728       0.00%       56.53% to  55.58%
  2002 ........... 0.80% to 1.40%         204,843        7.44 to  7.47          1,524,353       0.00%      -25.61% to -25.31%(a)(b)

Fidelity(R) VIP III - Value Strategies Portfolio - Service Class 2
  2003 ........... 1.10% to 2.65%         612,598       16.70 to 16.47         10,142,879       0.00%       66.98% to  64.69%(a)(b)

First Horizon Growth & Income Portfolio
  2003 ...........     1.55%                   56           10.95                     613       0.00%            9.47%       (a)(b)

Franklin Templeton VIP - Franklin Rising Dividends Securities Fund - Class II
  2003 ........... 1.10% to 2.70%       1,384,163       13.22 to 13.04         18,147,130       0.13%       32.24% to  30.37%(a)(b)

Franklin Templeton VIP - Franklin Small Cap Value Securities Fund - Class II
  2003 ........... 1.10% to 2.70%         401,638       14.45 to 14.25          5,756,365       0.04%       44.54% to  42.49%(a)(b)

Franklin Templeton VIP - Templeton Foreign Securities Fund - Class 2
  2003 ........... 0.95% to 2.70%         604,314       11.38 to 13.62          8,285,031       0.17%       13.81% to  36.17%(a)(b)

Gartmore GVIT Comstock Value Fund - Class II
  2003 ........... 1.10% to 2.50%         447,441       13.68 to 13.51          6,093,942       0.77%       36.80% to  35.10%(a)(b)

Gartmore GVIT Dreyfus International Value Fund - Class II
  2003 ........... 0.95% to 2.70%          77,090       11.75 to 13.56          1,047,743       0.00%       17.48% to  35.57%(a)(b)

Gartmore GVIT Dreyfus International Value Fund - Class III
  2003 ........... 0.80% to 1.40%         237,590       13.74 to 13.69          3,253,297       0.00%       37.43% to  36.88%(a)(b)

Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I
  2003 ........... 0.80% to 2.80%       8,099,016       11.49 to 12.95         93,067,272       0.43%       33.57% to  29.50%(b)
  2002 ........... 0.80% to 1.40%       6,856,576        8.47 to  8.60         58,143,111       0.43%      -16.49% to -15.98%
  2001 ........... 0.80% to 1.40%       6,105,234       10.14 to 10.24         61,955,222       0.00%       -2.70% to  -2.10%
  2000 ........... 0.80% to 1.40%       3,284,842       10.42 to 10.46         34,238,565       0.00%        4.19% to   4.61%(a)(b)

Gartmore GVIT Emerging Markets Fund - Class I
  2003 ........... 0.80% to 1.40%         157,661       11.28 to 11.05          1,746,289       0.50%       63.94% to  62.95%
  2002 ........... 0.80% to 1.40%         263,209        6.78 to  6.88          1,788,282       0.17%      -16.42% to -15.91%
  2001 ........... 0.80% to 1.40%         657,996        8.12 to  8.18          5,343,630       0.45%       -6.52% to  -5.95%
  2000 ........... 0.80% to 1.40%           7,452        8.68 to  8.70             64,722       0.00%      -13.17% to -13.05%(a)(b)

Gartmore GVIT Emerging Markets Fund - Class II
  2003 ........... 1.10% to 2.70%         289,997       16.76 to 16.52          4,798,777       0.13%       67.55% to  65.18%(a)(b)

Gartmore GVIT Emerging Markets Fund - Class III
  2003 ........... 0.80% to 1.40%         991,282       12.34 to 12.22         12,125,928       0.38%       63.90% to  62.91%
  2002 ........... 0.80% to 1.40%         203,046        7.50 to  7.53          1,523,661       0.51%      -24.99% to -24.69%(a)(b)

Gartmore GVIT Federated High Income Bond Fund - Class I
  2003 ........... 1.10% to 2.70%       1,610,041       11.97 to 11.80         19,212,252       6.18%       19.74% to  18.04%(a)(b)

Gartmore GVIT Global Financial Services Fund - Class II
  2003 ........... 0.95% to 2.70%          67,705       11.72 to 14.01            958,244       0.62%       17.17% to  40.97%(a)(b)

Gartmore GVIT Global Financial Services Fund - Class III
  2003 ........... 0.80% to 1.40%         184,883       12.09 to 11.97          2,215,524       0.56%       40.33% to  39.48%
  2002 ........... 0.80% to 1.40%         107,155        8.58 to  8.62            919,991       0.02%      -14.19% to -13.84%(a)(b)

Gartmore GVIT Global Health Sciences Fund - Class II
  2003 ........... 0.95% to 2.70%         161,686       10.79 to 13.70          2,231,226       0.00%        7.93% to  37.02%(a)(b)

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II

                     CONTRACT                                                                INVESTMENT
                      EXPENSE                               UNIT             CONTRACT          INCOME           TOTAL
                       RATE*            UNITS            FAIR VALUE       OWNERS' EQUITY       RATIO**         RETURN***
                  --------------    -------------     ----------------   ----------------    ----------   ------------------
Gartmore GVIT Global Health Sciences Fund - Class III
  2003 ........... 0.80% to 1.40%         628,781     $ 11.27 to 11.16   $      7,021,780       0.00%       35.68% to  34.86%
  2002 ........... 0.80% to 1.40%         171,383        8.27 to  8.31          1,418,210       0.00%      -17.28% to -16.95%(a)(b)

Gartmore GVIT Global Technology and Communications Fund - Class I
  2003 ........... 0.80% to 1.40%         403,612        2.98 to  2.92          1,183,737       0.00%       53.99% to  53.06%
  2002 ........... 0.80% to 1.40%         892,288        1.91 to  1.94          1,708,163       0.86%      -43.58% to -43.24%
  2001 ........... 0.80% to 1.40%         798,837        3.39 to  3.41          2,707,606       0.00%      -43.53% to -43.18%
  2000 ........... 0.80% to 1.40%         291,856        6.00 to  6.01          1,750,693       0.00%      -40.03% to -39.94%(a)(b)

Gartmore GVIT Global Technology and Communications Fund - Class II
  2003 ........... 1.15% to 2.65%         231,676       15.34 to 15.14          3,537,844       0.00%       53.44% to  51.40%(a)(b)

Gartmore GVIT Global Technology and Communications Fund - Class III
  2003 ........... 0.80% to 1.40%         865,791       11.01 to 10.90          9,446,336       0.00%       53.95% to  53.02%
  2002 ........... 0.80% to 1.40%         298,373        7.12 to  7.15          2,125,940       0.11%      -28.78% to -28.49%(a)(b)

Gartmore GVIT Global Utilities Fund - Class II
  2003 ........... 1.15% to 2.70%          87,903       12.48 to 12.31          1,092,226       0.43%       24.79% to  23.08%(a)(b)

Gartmore GVIT Global Utilities Fund - Class III
  2003 ........... 0.80% to 1.40%         116,517       10.64 to 10.54          1,228,994       0.62%       23.18% to  22.43%
  2002 ........... 0.80% to 1.40%          62,563        8.61 to  8.64            538,730       0.73%      -13.93% to -13.58%(a)(b)

Gartmore GVIT Government Bond Fund - Class I
  2003 ........... 0.80% to 2.60%      10,401,281       15.87 to 10.61        160,274,272       3.27%        1.18% to  -0.30%(b)
  2002 ........... 0.80% to 1.40%      15,387,215       15.69 to 16.40        252,312,055       4.37%        9.43% to  10.10%
  2001 ........... 0.80% to 1.40%      11,948,339       14.25 to 14.99        179,032,738       5.17%        5.75% to   6.39%
  2000 ........... 0.80% to 1.40%      10,784,863       13.39 to 14.17        152,585,708       5.31%       10.97% to  11.64%
  1999 ........... 0.80% to 1.40%      11,795,667       11.99 to 12.77        150,615,333       5.38%       -3.71% to  -3.13%

 Tax qualified
  2003 ...........          1.30%       2,859,598                44.06        125,987,256       3.27%                   0.67%
  2002 ...........          1.30%       3,796,805                43.76        166,158,150       4.37%                   9.54%
  2001 ...........          1.30%       3,026,477                39.95        120,910,304       5.17%                   5.85%
  2000 ...........          1.30%       2,868,756                37.74        108,271,923       5.31%                  11.08%
  1999 ...........          1.30%       3,473,447                33.98        118,013,762       5.38%                  -3.62%

 Non-tax qualified
  2003 ...........          1.30%       1,460,899                43.94         64,193,822       3.27%                   0.67%
  2002 ...........          1.30%       2,262,829                43.65         98,765,786       4.37%                   9.54%
  2001 ...........          1.30%       2,026,602                39.85         80,750,598       5.17%                   5.85%
  2000 ...........          1.30%       2,244,962                37.74         84,728,835       5.31%                  11.08%
  1999 ...........          1.30%       2,665,502                33.89         90,323,814       5.38%                  -3.62%

Gartmore GVIT Growth Fund - Class I
  2003 ........... 0.80% to 1.40%       6,721,760       11.59 to 13.14         95,565,258       0.02%       31.68% to  30.88%
  2002 ........... 0.80% to 1.40%       7,527,420        8.80 to 11.40         81,445,432       0.00%      -29.72% to -29.29%
  2001 ........... 0.80% to 1.40%       9,697,122       12.45 to 16.21        148,778,467       0.00%      -29.15% to -28.71%
  2000 ........... 0.80% to 1.40%      12,153,485       17.46 to 22.85        261,874,081       0.18%      -27.56% to -27.12%
  1999 ........... 0.80% to 1.40%      18,882,446       23.96 to 31.51        561,596,114       0.62%        2.82% to   3.44%

Gartmore GVIT ID Aggressive Fund
  2003 ........... 0.80% to 3.15%       2,319,152       10.82 to 12.54         29,121,998       0.96%       30.81% to  25.39%(b)
  2002 ........... 0.80% to 1.40%         222,189        8.22 to  8.27          1,828,268       1.09%      -17.77% to -17.30%(a)(b)

Gartmore GVIT ID Conservative Fund
  2003 ........... 0.80% to 2.65%       3,354,319       10.68 to 10.64         35,767,690       2.15%        7.04% to   6.37%(b)
  2002 ........... 0.80% to 1.40%       1,455,743        9.92 to  9.98         14,443,651       2.79%       -0.81% to  -0.24%(a)(b)

Gartmore GVIT ID Moderate Fund
  2003 ........... 0.80% to 3.00%      10,453,015       10.80 to 11.47        121,349,850       1.41%       19.09% to  14.66%(b)
  2002 ........... 0.80% to 1.40%       2,118,040        9.02 to  9.07         19,115,308       1.76%       -9.79% to  -9.28%(a)(b)

                     CONTRACT                                                                INVESTMENT
                      EXPENSE                               UNIT             CONTRACT          INCOME           TOTAL
                       RATE*            UNITS            FAIR VALUE       OWNERS' EQUITY       RATIO**         RETURN***
                  -------------     -------------     ----------------   ----------------    ----------   ------------------
Gartmore GVIT ID Moderately Aggressive Fund
  2003 ........... 0.80% to 2.85%       6,494,549     $ 10.83 to 10.53   $     78,820,084       1.04%       25.63% to  29.11%(b)
  2002 ........... 0.80% to 1.40%       1,018,177        8.57 to  8.62          8,735,441       1.70%      -14.26% to -13.77%(a)(b)

Gartmore GVIT ID Moderately Conservative Fund
  2003 ........... 0.80% to 2.85%       4,202,278       10.79 to 10.41         46,736,320       1.81%       12.79% to  13.27%(b)
  2002 ........... 0.80% to 1.40%         830,335        9.52 to  9.57          7,906,829       2.34%       -4.83% to  -4.29%(a)(b)

Gartmore GVIT International Growth Fund - Class I
  2003 ........... 0.80% to 1.40%          20,616        6.62 to  6.49            134,284       0.00%       34.54% to  33.73%
  2002 ........... 0.80% to 1.40%          29,445        4.85 to  4.92            143,224       0.00%      -25.17% to -24.71%
  2001 ........... 0.80% to 1.40%          34,979        6.48 to  6.53            227,067       0.38%      -29.66% to -29.22%
  2000 ........... 0.80% to 1.30%           4,075        9.22 to  9.23             37,598       0.00%       -7.79% to  -7.68%(a)(b)

Gartmore GVIT International Growth Fund - Class III
  2003 ........... 0.80% to 1.40%         222,505       10.46 to 10.36          2,306,595       0.00%       34.25% to  33.44%
  2002 ........... 0.80% to 1.40%          89,607        7.76 to  7.79            695,629       0.00%      -22.38% to -22.06%(a)(b)

Gartmore GVIT Mid Cap Growth Fund - Class I
  2003 ........... 0.80% to 1.40%       3,739,814        4.87 to  4.76         17,845,308       0.00%       39.02% to  38.18%
  2002 ........... 0.80% to 1.40%       2,660,898        3.45 to  3.50          9,184,293       0.00%      -37.90% to -37.52%
  2001 ........... 0.80% to 1.40%       3,055,759        5.55 to  5.60         16,970,224       0.00%      -31.29% to -30.87%
  2000 ........... 0.80% to 1.40%       5,375,674        8.08 to  8.11         43,423,723       0.00%      -19.25% to -18.92%(a)(b)

Gartmore GVIT Mid Cap Growth Fund - Class II
  2003 ........... 1.15% to 2.80%         299,970       12.61 to 12.46          3,768,515       0.00%       26.05% to  24.65%(a)(b)

Gartmore GVIT Money Market Fund - Class I
  2003 ........... 0.80% to 2.45%      31,545,544       12.91 to  9.83        530,145,947       0.67%       -0.18% to  -1.71%(b)
  2002 ........... 0.80% to 1.40%      41,511,317       12.93 to 26.43        755,818,167       1.22%       -0.21% to   0.40%
  2001 ........... 0.80% to 1.40%      52,653,826        6.57 to 26.46        942,668,967       3.70%      -29.14% to   2.77%
  2000 ........... 0.80% to 1.40%      50,932,433        9.27 to 25.88        915,732,791       5.34%       -7.33% to   5.18%
  1999 ........... 0.80% to 1.40%      76,321,483       11.92 to 24.72      1,298,905,014       4.86%        3.38% to   4.01%

Gartmore GVIT Nationwide(R) Fund - Class I
  2003 ........... 0.80% to 1.40%       8,257,174       17.84 to 20.71        170,241,418       0.54%       26.49% to  25.73%
  2002 ........... 0.80% to 1.40%      10,146,387       14.10 to 16.47        166,485,649       0.83%      -18.51% to -18.02%
  2001 ........... 0.80% to 1.40%      13,185,196       17.20 to 20.22        265,553,730       0.72%      -13.06% to -12.53%
  2000 ........... 0.80% to 1.40%      16,051,622       19.66 to 23.25        372,125,058       0.60%       -3.48% to  -2.90%
  1999 ........... 0.80% to 1.40%      20,678,733       20.25 to 24.09        496,893,558       0.66%        5.45% to   6.09%

 Tax qualified
  2003 ...........          1.30%       2,184,289                85.06        185,796,420       0.54%                  25.86%
  2002 ...........          1.30%       2,441,029                67.59        164,977,267       0.83%                 -18.43%
  2001 ...........          1.30%       2,811,964                82.85        232,983,965       0.72%                 -12.97%
  2000 ...........          1.30%       3,204,746                95.21        305,110,163       0.60%                  -3.39%
  1999 ...........          1.30%       4,059,346                98.54        400,017,011       0.66%                   5.55%

 Non-tax qualified
  2003 ...........          1.30%       1,167,236                82.87         96,728,819       0.54%                  25.86%
  2002 ...........          1.30%       1,364,710                65.84         89,858,992       0.83%                 -18.43%
  2001 ...........          1.30%       1,664,242                80.72        134,339,234       0.72%                 -12.97%
  2000 ...........          1.30%       2,074,432                92.75        192,412,090       0.60%                  -3.39%
  1999 ...........          1.30%       2,763,449                96.00        265,304,098       0.66%                   5.55%

Gartmore GVIT Nationwide(R) Fund - Class II
  2003 ........... 1.15% to 2.60%         241,206       13.18 to 13.01          3,168,470       0.12%       31.81% to  30.12%(a)(b)

Gartmore GVIT Nationwide(R) Leaders Fund - Class III
  2003 ........... 0.80% to 1.40%         112,472       10.47 to 10.36          1,167,054       0.19%       24.59% to  23.84%
  2002 ........... 0.80% to 1.40%         140,893        8.37 to  8.40          1,179,449       1.10%      -16.33% to -15.99%(a)(b)

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II

                     CONTRACT                                                                INVESTMENT
                      EXPENSE                               UNIT             CONTRACT          INCOME           TOTAL
                       RATE*            UNITS            FAIR VALUE       OWNERS' EQUITY       RATIO**         RETURN***
                  --------------    -------------     ----------------   ----------------    ----------   ------------------
Gartmore GVIT Small Cap Growth Fund - Class I
  2003 ........... 0.80% to 1.40%       2,968,907     $  6.30 to  6.16   $     18,323,132       0.00%       33.19% to  32.39%
  2002 ........... 0.80% to 1.40%       2,398,287        4.65 to  4.73         11,172,305       0.00%      -34.22% to -33.82%
  2001 ........... 0.80% to 1.40%       2,774,965        7.07 to  7.14         19,637,744       0.00%      -12.10% to -11.56%
  2000 ........... 0.80% to 1.40%       1,115,197        8.04 to  8.08          8,973,889       0.00%      -19.56% to -19.24%(a)(b)

Gartmore GVIT Small Cap Growth Fund - Class II
  2003 ........... 1.10% to 2.45%         253,671       13.81 to 13.64          3,438,415       0.00%       38.07% to  36.42%(a)(b)

Gartmore GVIT Small Cap Value Fund - Class I
  2003 ........... 0.80% to 1.40%       9,693,103       17.13 to 16.55        160,991,883       0.00%       55.60% to  54.66%
  2002 ........... 0.80% to 1.40%      10,426,144       10.70 to 11.01        111,874,546       0.01%      -28.18% to -27.75%
  2001 ........... 0.80% to 1.40%      15,189,321       14.90 to 15.23        226,764,114       0.04%       26.47% to  27.25%
  2000 ........... 0.80% to 1.40%       8,200,471       11.78 to 11.97         96,733,922       0.00%        9.65% to  10.31%
  1999 ........... 0.80% to 1.40%       4,810,079       10.74 to 10.85         51,722,827       0.00%       26.00% to  27.00%

Gartmore GVIT Small Cap Value Fund - Class II
  2003 ........... 0.95% to 2.70%         573,102       11.61 to 16.55          9,519,702       0.00%       16.09% to  65.55%(a)(b)

Gartmore GVIT Small Company Fund - Class I
  2003 ........... 0.80% to 1.40%       8,866,029       26.57 to 25.31        225,469,321       0.00%       39.89% to  39.04%
  2002 ........... 0.80% to 1.40%      10,259,753       18.20 to 19.00        187,503,638       0.00%      -18.49% to -17.99%
  2001 ........... 0.80% to 1.40%      12,511,847       22.33 to 23.16        280,313,474       0.10%       -8.02% to  -7.46%
  2000 ........... 0.80% to 1.40%      14,297,583       24.28 to 25.03        348,024,697       0.03%        7.38% to   8.03%
  1999 ........... 0.80% to 1.40%      14,227,024       22.61 to 23.17        322,321,842       0.00%       42.01% to  42.87%

Gartmore GVIT Small Company Fund - Class II
  2003 ........... 0.95% to 2.70%         652,337       11.08 to 14.51          9,493,737       0.00%       10.84% to  45.11%(a)(b)

Gartmore GVIT Turner Growth Focus Fund - Class I
  2003 ........... 0.80% to 1.40%         366,483        3.25 to  3.19          1,171,318       0.00%       49.76% to  48.85%
  2002 ........... 0.80% to 1.40%         471,889        2.14 to  2.17          1,012,335       0.00%      -43.66% to -43.32%
  2001 ........... 0.80% to 1.40%       1,136,075        3.80 to  3.83          4,320,795       0.00%      -39.89% to -39.52%
  2000 ........... 0.80% to 1.40%         325,513        6.32 to  6.33          2,058,443       0.00%      -36.77% to -36.68%(a)(b)

Gartmore GVIT Turner Growth Focus Fund - Class III
  2003 ........... 0.80% to 1.40%         222,768       11.22 to 11.10          2,475,993       0.00%       49.27% to  48.37%
  2002 ........... 0.80% to 1.40%         131,428        7.48 to  7.51            983,837       0.00%      -25.17% to -24.87%(a)(b)

Gartmore GVIT U.S. Growth Leaders Fund - Class II
  2003 ........... 1.10% to 2.50%         275,354       14.99 to 14.81          4,108,083       0.00%       49.94% to  48.08%(a)(b)

Gartmore GVIT U.S. Growth Leaders Fund - Class III
  2003 ........... 0.80% to 1.40%         994,663       12.40 to 12.28         12,223,231       0.00%       51.18% to  50.26%
  2002 ........... 0.80% to 1.40%          38,325        8.17 to  8.20            313,433       0.00%      -18.29% to -17.96%(a)(b)

Gartmore GVIT Van Kampen Multi Sector Bond Fund - Class I
  2003 ........... 0.80% to 2.25%       2,474,699       12.76 to 10.85         29,929,422       5.67%       11.22% to   8.50%(b)
  2002 ........... 0.80% to 1.40%       1,720,805       11.29 to 11.47         19,448,829       6.23%        5.71% to   6.35%
  2001 ........... 0.80% to 1.40%       1,227,820       10.68 to 10.79         13,121,043       6.75%        2.72% to   3.35%
  2000 ........... 0.80% to 1.40%         753,921       10.40 to 10.44          7,839,751       4.77%        3.95% to   4.37%(a)(b)

Janus AS - Balanced Portfolio - Service Shares
  2003 ........... 1.10% to 2.55%         546,262       11.57 to 11.42          6,279,309       1.86%       15.72% to  14.23%(a)(b)

Janus AS - Capital Appreciation Portfolio - Service Shares
  2003 ........... 0.80% to 2.80%       5,884,690        6.09 to 11.55         37,329,405       0.23%       19.27% to  15.50%(b)
  2002 ........... 0.80% to 1.40%       6,806,637        5.02 to  5.10         34,232,639       0.28%      -17.11% to -16.60%
  2001 ........... 0.80% to 1.40%       9,548,813        6.06 to  6.12         57,892,929       0.88%      -22.93% to -22.46%
  2000 ........... 0.80% to 1.40%       8,545,714        7.86 to  7.89         67,188,846       1.43%      -21.40% to -21.09%(a)(b)

Janus AS - Global Technology Portfolio - Service II Shares
  2003 ........... 0.80% to 1.40%         646,612       10.39 to 10.28          6,657,474       0.00%       45.96% to  45.08%
  2002 ........... 0.80% to 1.40%         330,773        7.09 to  7.12          2,345,727       0.00%      -29.12% to -28.83%(a)(b)

                     CONTRACT                                                                INVESTMENT
                      EXPENSE                               UNIT             CONTRACT          INCOME           TOTAL
                       RATE*            UNITS            FAIR VALUE       OWNERS' EQUITY       RATIO**         RETURN***
                  --------------    -------------     ----------------   ----------------    ----------   ------------------
Janus AS - Global Technology Portfolio - Service Shares
  2003 ........... 0.80% to 1.40%       2,607,410     $   3.57 to 3.49   $      9,122,989       0.00%       45.30% to  44.43%
  2002 ........... 0.80% to 1.40%       3,550,055         2.42 to 2.46          8,594,761       0.00%      -41.76% to -41.41%
  2001 ........... 0.80% to 1.40%       7,619,692         4.15 to 4.19         31,652,697       0.55%      -38.20% to -37.82%
  2000 ........... 0.80% to 1.40%       6,665,928         6.72 to 6.74         44,781,489       1.26%      -32.84% to -32.57%(a)(b)

Janus AS - International Growth Portfolio - Service II Shares
  2003 ........... 0.80% to 1.40%         739,921       10.37 to 10.26          7,601,917       1.03%       33.47% to  32.66%
  2002 ........... 0.80% to 1.40%         646,682        7.74 to  7.77          5,004,178       0.39%      -22.65% to -22.33%(a)(b)

Janus AS - International Growth Portfolio - Service Shares
  2003 ........... 0.80% to 2.15%       2,390,414        5.90 to 14.32         15,852,117       0.84%       33.46% to  43.16%(b)
  2002 ........... 0.80% to 1.40%       3,173,860        4.35 to  4.42         13,840,520       0.54%      -26.80% to -26.35%
  2001 ........... 0.80% to 1.40%       5,559,505        5.95 to  6.01         33,096,406       0.73%      -24.51% to -24.05%
  2000 ........... 0.80% to 1.40%       5,575,707        7.88 to  7.91         43,940,893       6.60%      -21.22% to -20.90%(a)(b)

Janus AS - Risk-Managed Large Cap Core Portfolio - Service Shares
  2003 ........... 1.15% to 2.70%          40,586       12.21 to 12.08            493,558       0.14%       22.08% to  20.80%(a)(b)

MFS(R) VIT - Investors Growth Series - Service Class
  2003 ........... 1.15% to 2.80%         430,072       12.66 to 11.36          5,365,390       0.00%       26.62% to  13.64%(a)(b)

MFS(R) VIT - Value Series - Service Class
  2003 ........... 1.10% to 2.75%         318,844       13.16 to 12.12          4,095,704       0.01%       31.60% to  21.20%(a)(b)

Neuberger Berman AMT - Fasciano Portfolio - S Class Shares
  2003 ........... 1.15% to 2.70%         102,949       13.60 to 13.41          1,391,900       0.00%       36.01% to  34.14%(a)(b)

Neuberger Berman AMT - Growth Portfolio(R)
  2003 ........... 0.80% to 1.40%       6,552,886       12.73 to 14.94        172,620,548       0.00%       30.35% to  29.56%
  2002 ........... 0.80% to 1.40%       7,698,064        9.76 to 26.11        153,833,660       0.00%      -32.13% to -31.72%
  2001 ........... 0.80% to 1.40%      10,799,050       14.30 to 38.43        306,052,926       0.00%      -31.34% to -30.92%
  2000 ........... 0.80% to 1.40%      13,936,461       20.70 to 55.92        563,039,721       0.00%      -12.89% to -12.36%
  1999 ........... 0.80% to 1.40%      12,251,817       23.62 to 64.13        590,386,511       0.00%       48.29% to  49.19%

Neuberger Berman AMT - Guardian Portfolio - I Class Shares
  2003 ........... 0.80% to 1.40%       2,668,163        9.93 to  9.59         25,677,371       0.81%       30.71% to  29.92%
  2002 ........... 0.80% to 1.40%       3,171,959        7.38 to  7.59         23,476,909       0.85%      -27.48% to -27.04%
  2001 ........... 0.80% to 1.40%       4,484,103       10.18 to 10.41         45,734,504       0.60%       -2.90% to  -2.30%
  2000 ........... 0.80% to 1.40%       3,562,207       10.48 to 10.65         37,395,138       0.55%       -0.28% to   0.33%
  1999 ........... 0.80% to 1.40%       4,537,424       10.51 to 10.62         47,738,197       0.39%       13.32% to  14.01%

Neuberger Berman AMT - Limited Maturity Bond Portfolio(R)
  2003 ........... 0.80% to 2.60%       7,936,054       14.11 to 10.21        129,353,531       4.54%        1.60% to  -0.34%(b)
  2002 ........... 0.80% to 1.40%       8,258,426       13.89 to 21.48        142,681,972       4.63%        3.86% to   4.50%
  2001 ........... 0.80% to 1.40%       8,080,794       13.29 to 20.66        132,414,159       5.72%        7.25% to   7.91%
  2000 ........... 0.80% to 1.40%       7,529,063       12.32 to 19.24        118,958,164       6.64%        5.30% to   5.93%
  1999 ........... 0.80% to 1.40%       9,336,869       11.63 to 18.26        140,271,542       5.93%        0.06% to   0.67%

Neuberger Berman AMT - Mid Cap Growth Portfolio - S Class
  2003 ........... 1.15% to 2.80%         425,358       12.62 to 12.41          5,345,674       0.00%       26.19% to  24.08%

Neuberger Berman AMT - Partners Portfolio(R)
  2003 ........... 0.80% to 1.40%       9,238,599       18.91 to 22.97        213,058,281       0.00%       34.01% to  33.20%
  2002 ........... 0.80% to 1.40%      10,763,542       14.11 to 17.39        186,221,915       0.57%      -25.21% to -24.75%
  2001 ........... 0.80% to 1.40%      13,271,405       18.75 to 23.23        306,818,501       0.40%       -4.20% to  -3.61%
  2000 ........... 0.80% to 1.40%      15,596,919       19.46 to 24.22        376,199,275       0.81%       -0.70% to  -0.10%
  1999 ........... 0.80% to 1.40%      21,442,633       19.48 to 24.37        520,638,508       1.24%        5.87% to   6.51%

Neuberger Berman AMT - Socially Responsive Portfolio
  2003 ........... 1.10% to 2.15%          87,804       12.28 to 12.20          1,075,366       0.00%       22.84% to  21.97%(a)(b)

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II

                     CONTRACT                                                                INVESTMENT
                      EXPENSE                               UNIT             CONTRACT          INCOME           TOTAL
                       RATE*            UNITS            FAIR VALUE       OWNERS' EQUITY       RATIO**         RETURN***
                  --------------    -------------     ----------------   ----------------    ----------   ------------------
Oppenheimer Aggressive Growth Fund/VA - Initial Class
  2003 ........... 0.80% to 1.40%       4,845,750     $  4.74 to  4.63   $     22,499,732       0.00%       24.59% to  23.83%
  2002 ........... 0.80% to 1.40%       4,980,792        3.74 to  3.80         18,660,610       0.67%      -28.80% to -28.37%
  2001 ........... 0.80% to 1.40%       6,975,880        5.25 to  5.31         36,678,338       0.85%      -32.24% to -31.82%
  2000 ........... 0.80% to 1.40%      11,693,759        7.75 to  7.78         90,675,620       0.00%      -22.49% to -22.17%(a)(b)

Oppenheimer Bond Fund/VA - Initial Class
  2003 ........... 0.80% to 1.40%      10,449,202       15.47 to 16.09        203,238,653       6.01%        5.93% to   5.28%
  2002 ........... 0.80% to 1.40%      13,606,303       14.61 to 23.00        247,141,316       7.33%        7.55% to   8.21%
  2001 ........... 0.80% to 1.40%      15,690,317       13.50 to 21.36        263,233,422       7.50%        6.27% to   6.92%
  2000 ........... 0.80% to 1.40%      15,613,185       12.63 to 20.08        245,812,715       7.98%        4.62% to   5.25%
  1999 ........... 0.80% to 1.40%      19,088,514       12.00 to 19.18        288,325,886       4.92%       -2.90% to  -2.31%

Oppenheimer Capital Appreciation Fund/VA - Initial Class
  2003 ........... 0.80% to 1.40%      11,344,613       14.62 to 14.05        160,093,105       0.40%       29.90% to  29.11%
  2002 ........... 0.80% to 1.40%      12,583,296       10.88 to 11.25        137,424,259       0.64%      -27.88% to -27.44%
  2001 ........... 0.80% to 1.40%      16,326,806       15.09 to 15.51        247,044,846       0.65%      -13.81% to -13.28%
  2000 ........... 0.80% to 1.40%      18,754,596       17.51 to 17.88        329,017,823       0.13%       -1.62% to  -1.02%
  1999 ........... 0.80% to 1.40%      11,706,336       17.80 to 18.07        208,633,917       0.28%       39.67% to  40.52%

Oppenheimer Capital Appreciation Fund/VA - Service Class
  2003 ........... 1.10% to 2.70%       1,061,170       13.70 to 13.51         14,365,108       0.00%       37.02% to  35.08%(a)(b)

Oppenheimer Global Securities Fund/VA - Class III
  2003 ........... 0.80% to 1.40%       3,077,238       14.28 to 14.22         43,773,740       0.00%       42.77% to  42.19%(a)(b)

Oppenheimer Global Securities Fund/VA - Initial Class
  2003 ........... 0.80% to 1.40%      14,615,943       25.40 to 25.13        387,057,516       0.78%       41.88% to  41.02%
  2002 ........... 0.80% to 1.40%      19,239,592       17.82 to 19.54        360,616,517       0.58%      -23.23% to -22.76%
  2001 ........... 0.80% to 1.40%      23,483,483       23.17 to 25.43        571,268,506       0.72%      -13.28% to -12.75%
  2000 ........... 0.80% to 1.40%      28,160,751       26.56 to 29.29        788,738,754       0.29%        3.63% to   4.25%
  1999 ........... 0.80% to 1.40%      30,115,619       25.48 to 28.24        813,162,162       0.92%       56.27% to  57.22%

Oppenheimer Global Securities Fund/VA - Service Class
  2003 ........... 1.10% to 2.30%       1,143,121       15.19 to 15.03         17,208,692       0.00%       51.92% to  50.31%(a)(b)

Oppenheimer High Income Fund/VA - Service Class
  2003 ........... 0.95% to 2.70%       1,175,216       10.72 to 11.97         14,186,550       0.00%        7.17% to  19.74%(a)(b)

Oppenheimer Main Street(R) Fund/VA - Initial Class
  2003 ........... 0.80% to 1.40%       4,118,904        8.13 to  7.95         32,811,064       0.85%       25.71% to  24.95%
  2002 ........... 0.80% to 1.40%       3,496,934        6.36 to  6.47         22,280,163       0.75%      -19.94% to -19.45%
  2001 ........... 0.80% to 1.40%       2,949,192        7.95 to  8.03         23,454,073       0.48%      -11.43% to -10.88%
  2000 ........... 0.80% to 1.40%       1,467,078        8.97 to  9.01         13,164,811       0.00%      -10.29% to  -9.93%(a)(b)

Oppenheimer Main Street(R) Fund/VA - Service Class
  2003 ........... 1.10% to 2.80%         783,827       13.16 to 11.98         10,229,287       0.00%       31.60% to  19.83%(a)(b)

Oppenheimer Main Street(R) Small Cap Fund/VA - Service Class
  2003 ........... 0.95% to 2.65%         272,097       11.26 to 14.96          4,089,001       0.00%       12.62% to  49.59%(a)(b)

Oppenheimer Multiple Strategies Fund/VA - Initial Class
  2003 ........... 0.80% to 1.40%       7,605,940       19.00 to 20.66        184,623,097       2.85%       23.96% to  23.21%
  2002 ........... 0.80% to 1.40%       8,670,954       15.33 to 22.73        169,953,878       3.70%      -11.66% to -11.12%
  2001 ........... 0.80% to 1.40%      11,167,226       17.24 to 25.70        245,234,141       3.91%        0.78% to   1.40%
  2000 ........... 0.80% to 1.40%      12,317,917       17.01 to 25.48        268,196,591       4.69%        4.96% to   5.59%
  1999 ........... 0.80% to 1.40%      14,388,482       16.11 to 24.25        299,370,649       3.48%       10.23% to  10.90%

Putnam VT Discovery Growth Fund - IB Shares
  2003 ........... 1.15% to 2.80%         101,667       11.76 to 11.63          1,179,509       0.00%       17.63% to  16.31%(a)(b)

Putnam VT Growth & Income Fund - IB Shares
  2003 ........... 1.15% to 2.50%         131,535       12.33 to 12.22          1,615,235       0.00%       23.30% to  22.17%(a)(b)

                     CONTRACT                                                                INVESTMENT
                      EXPENSE                               UNIT             CONTRACT          INCOME           TOTAL
                       RATE*            UNITS            FAIR VALUE       OWNERS' EQUITY       RATIO**         RETURN***
                  --------------    -------------     ----------------   ----------------    ----------   ------------------
Putnam VT International Equity Fund - IB Shares
  2003 ........... 0.95% to 2.40%         186,001     $ 11.65 to 12.59   $      2,324,072       0.00%       16.55% to  25.93%(a)(b)

SAFECO RST - Small-Cap Value Portfolio
  2003 ...........     0.95%                2,627           11.21                  29,448       0.60%           12.10%       (a)(b)

Strong Opportunity Fund II, Inc.
  2003 ........... 0.80% to 1.40%      13,018,344       23.20 to 27.74        444,110,406       0.07%       35.91% to  35.09%
  2002 ........... 0.80% to 1.40%      16,110,284       17.07 to 28.12        403,963,377       0.34%      -27.84% to -27.40%
  2001 ........... 0.80% to 1.40%      20,735,773       23.51 to 38.94        714,099,312       0.58%       -5.06% to  -4.48%
  2000 ........... 0.80% to 1.40%      23,556,577       24.56 to 40.88        851,662,988       0.00%        5.11% to   5.75%
  1999 ........... 0.80% to 1.40%      26,685,316       23.28 to 38.94        920,186,932       0.00%       33.02% to  33.83%

Strong VIF - Strong Discovery Fund II
  2003 ........... 0.80% to 1.40%       3,528,905       16.56 to 20.24         81,166,340       0.00%       38.31% to  37.48%
  2002 ........... 0.80% to 1.40%       4,412,647       11.97 to 17.90         73,328,599       0.00%      -13.25% to -12.72%
  2001 ........... 0.80% to 1.40%       5,530,289       13.72 to 20.61        105,645,293       0.71%        2.62% to   3.25%
  2000 ........... 0.80% to 1.40%       6,350,091       13.29 to 20.06        117,770,844       0.00%        2.94% to   3.56%
  1999 ........... 0.80% to 1.40%       7,493,723       12.83 to 19.47        134,889,615       0.00%        3.62% to   4.25%

Strong VIF - Strong International Stock Fund II
  2003 ...........     1.30%                    2            1.04                       2       2.56%          -81.09%
  2002 ........... 0.80% to 1.40%       2,668,379        5.45 to  5.66         14,603,968       3.33%      -27.57% to -27.13%
  2001 ........... 0.80% to 1.40%       3,252,169        7.53 to  7.77         24,558,447       0.00%      -23.24% to -22.77%
  2000 ........... 0.80% to 1.40%       4,251,347        9.81 to 10.06         41,799,422       0.00%      -40.37% to -40.01%
  1999 ........... 0.80% to 1.40%       6,077,599       16.44 to 16.77        100,151,173       0.20%       84.59% to  85.71%

Van Eck WIT - Worldwide Bond Fund
  2003 ........... 0.80% to 1.40%       2,862,991       14.38 to 15.54         51,489,785       2.03%       17.22% to  16.51%
  2002 ........... 0.80% to 1.40%       4,136,893       12.27 to 16.90         62,492,689       0.00%       19.95% to  20.68%
  2001 ........... 0.80% to 1.40%       2,997,727       10.17 to 14.07         37,681,153       4.50%       -6.43% to  -5.86%
  2000 ........... 0.80% to 1.40%       4,384,243       10.80 to 15.03         58,463,785       5.18%        0.45% to   1.06%
  1999 ........... 0.80% to 1.40%       4,986,867       10.69 to 14.94         66,818,028       4.58%       -9.11% to  -8.56%

Van Eck WIT - Worldwide Emerging Markets Fund
  2003 ........... 0.80% to 1.40%       5,585,517        9.50 to  9.01         51,038,448       0.10%       52.96% to  52.03%
  2002 ........... 0.80% to 1.40%       5,964,059        5.98 to  6.21         35,821,395       0.25%       -4.26% to  -3.68%
  2001 ........... 0.80% to 1.40%       6,836,908        6.25 to  6.44         42,859,924       0.00%       -3.19% to  -2.60%
  2000 ........... 0.80% to 1.40%       7,394,990        6.46 to  6.62         47,868,776       0.00%      -42.68% to -42.33%
  1999 ........... 0.80% to 1.40%      13,485,153       11.27 to 11.47        152,188,161       0.00%       97.49% to  98.68%

Van Eck WIT - Worldwide Hard Assets Fund
  2003 ........... 0.80% to 1.40%       3,205,129       14.14 to 13.95         50,839,940       0.41%       43.92% to  43.05%
  2002 ........... 0.80% to 1.40%       3,463,167        9.75 to 11.96         38,122,503       0.82%       -4.19% to  -3.61%
  2001 ........... 0.80% to 1.40%       3,093,490       10.18 to 12.47         35,847,578       1.21%      -11.71% to -11.17%
  2000 ........... 0.80% to 1.40%       4,035,755       11.48 to 14.11         52,845,806       1.25%        9.85% to  10.52%
  1999 ........... 0.80% to 1.40%       5,295,188       10.39 to 12.83         63,153,428       1.56%       19.31% to  20.03%

Van Kampen UIF - Core Plus Fixed Income Portfolio - Class II
  2003 ........... 1.15% to 2.60%         147,979       10.14 to 10.04          1,495,211       0.01%        1.37% to   0.38%(a)(b)

Van Kampen UIF - Emerging Markets Debt Portfolio - Class A
  2003 ........... 0.80% to 1.40%       1,706,650       14.87 to 14.30         24,503,530       0.00%       26.84% to  26.08%
  2002 ........... 0.80% to 1.40%       1,362,649       11.34 to 11.72         15,504,147       8.08%        7.69% to   8.35%
  2001 ........... 0.80% to 1.40%         945,006       10.53 to 10.82          9,974,855       8.46%        8.55% to   9.21%
  2000 ........... 0.80% to 1.40%       1,115,155        9.70 to  9.91         10,839,641      11.00%        9.84% to  10.50%
  1999 ........... 0.80% to 1.40%       1,078,274        8.83 to  8.97          9,536,726      12.21%       27.57% to  28.34%

Van Kampen UIF - Emerging Markets Debt Portfolio - Class II
  2003 ........... 1.10% to 2.65%         217,082       12.64 to 12.44          2,731,124       0.00%       26.36% to  24.38%

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II

                     CONTRACT                                                                INVESTMENT
                      EXPENSE                               UNIT             CONTRACT          INCOME           TOTAL
                       RATE*            UNITS            FAIR VALUE       OWNERS' EQUITY       RATIO**         RETURN***
                  --------------    -------------     ----------------   ----------------    ----------   ------------------
Van Kampen UIF - U.S. Real Estate Portfolio - Class A
  2003 ........... 0.80% to 1.40%       5,597,622     $ 27.80 to 26.89   $    151,232,148       0.00%        36.41% to 35.59%
  2002 ........... 0.80% to 1.40%       6,388,968       19.83 to 20.38        127,217,556       3.13%        -2.18% to -1.58%
  2001 ........... 0.80% to 1.40%       6,412,848       20.27 to 20.71        130,424,768       3.79%         8.30% to  8.96%
  2000 ........... 0.80% to 1.40%       6,536,820       18.72 to 19.01        122,699,794      29.48%        26.28% to 27.04%
  1999 ........... 0.80% to 1.40%       6,794,105       14.83 to 14.96        100,938,969       6.70%        -4.73% to -4.15%

Van Kampen UIF - U.S. Real Estate Portfolio - Class II
  2003 ........... 0.95% to 2.70%         801,715       11.14 to 13.35         10,824,041       0.00%        11.44% to 33.46%(a)

Victory VIF - Diversified Stock Fund Class A Shares
  2003 ........... 1.25% to 1.70%           1,741       11.41 to 12.90             21,716       0.27%        14.11% to 13.95%(a)(b)
                                                                         ----------------
2003 Reserves for annuity contracts in payout phase: ...................       10,819,827
                                                                         ----------------
2003 Contract owners' equity ........................................... $ 11,391,384,498
                                                                         ================

2002 Reserves for annuity contracts in payout phase: ...................       10,470,739
                                                                         ----------------
2002 Contract owners' equity ........................................... $  9,986,015,760
                                                                         ================

2001 Reserves for annuity contracts in payout phase: ...................       16,323,563
                                                                         ----------------
2001 Contract owners' equity ........................................... $ 14,643,768,219
                                                                         ================

2000 Reserves for annuity contracts in payout phase: ...................       19,364,642
                                                                         ----------------
2000 Contract owners' equity ........................................... $ 19,090,847,996
                                                                         ================

1999 Reserves for annuity contracts in payout phase: ...................       17,428,340
                                                                         ----------------
1999 Contract owners' equity ........................................... $ 23,415,344,916
                                                                         ================

        * This represents the range of annualized contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

       ** This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

      *** This represents the range of minimum and maximum total returns for the underlying mutual fund option for the period indicated. The calculation of these returns reflects a deduction for expenses assessed through the daily unit value calculation. It does not include any expenses charged through the redemption of units, the inclusion of which would result in a reduction of the total return presented.

(a) & (b) Denote the minimum and maximum of the total return ranges, respectively, for underlying mutual fund options that were added during the reporting period. These returns were not annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) is representative of all units issued and outstanding at period end. Such options that were added during the reporting period are designated using both symbols.

================================================================================





             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The Board of Directors
Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the Company) as of December 31, 2003 and 2002, and the related consolidated statements of earnings, shareholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2003. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2003 and 2002, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2003, in conformity with accounting principles generally accepted in the United States of America.

As discussed in note 2 to the consolidated financial statements, the Company changed its methods of accounting for derivative instruments and hedging activities, and for purchased or retained interests in securitized financial assets in 2001.



/s/ KPMG LLP


Columbus, Ohio
March 11, 2004

                     NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES (a
             wholly owned subsidiary of Nationwide Financial Services, Inc.)

                            Consolidated Statements of Earnings

                                        (in millions)

                                                                                                            YEARS ENDED DECEMBER 31,
                                                                                             ---------------------------------------
                                                                                                2003          2002           2001
====================================================================================================================================

REVENUES:
Policy charges                                                                                 $ 924.1       $ 973.8       $1,017.3
Life insurance premiums                                                                          279.8         259.9          251.1
Net investment income                                                                          1,980.0       1,838.5        1,724.7
Net realized gains (losses) on investments, hedging instruments and hedged items:
Unrelated parties                                                                               (100.8)       (107.6)         (62.7)
Related parties                                                                                      -          23.2           44.4
Other income                                                                                      12.7           8.8            8.2
------------------------------------------------------------------------------------------------------------------------------------
Total revenues                                                                                 3,095.8       2,996.6        2,983.0
------------------------------------------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES:
Interest credited to policyholder account values                                               1,300.4       1,241.2        1,238.7
Other benefits and claims                                                                        361.8         326.0          280.3
Policyholder dividends on participating policies                                                  41.2          45.2           41.7
Amortization of deferred policy acquisition costs                                                375.9         670.1          347.9
Interest expense on debt, primarily with Nationwide Financial Services, Inc. (NFS)                48.4          36.0            6.2
Other operating expenses                                                                         533.7         508.6          439.3
------------------------------------------------------------------------------------------------------------------------------------
Total benefits and expenses                                                                    2,661.4       2,827.1        2,354.1
------------------------------------------------------------------------------------------------------------------------------------

Income from continuing operations before federal income tax expense                              434.4         169.5          628.9
Federal income tax expense                                                                        96.2           8.7          161.2
------------------------------------------------------------------------------------------------------------------------------------
Income from continuing operations                                                                338.2         160.8          467.7
Income from discontinued operations, net of tax                                                      -           0.7            1.2
 Cumulative effect of adoption of accounting principle, net of tax                                (0.6)            -           (7.1)
------------------------------------------------------------------------------------------------------------------------------------
Net income                                                                                     $ 337.6       $ 161.5        $ 461.8
====================================================================================================================================


See accompanying notes to consolidated financial statements, including note 15 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                               Consolidated Balance Sheets
                            (in millions, except share amounts)

                                                                                                DECEMBER 31,       December 31,
                                                                                                   2003              2002
=============================================================================================================================

ASSETS:
Investments:
   Securities available-for-sale, at fair value:
      Fixed maturity securities (cost $25,850.2 in 2003; $23,134.3 in 2002)                       $ 26,946.8      $ 24,169.0
      Equity securities (cost $74.0 in 2003; $85.1 in 2002)                                             85.6            84.3
   Mortgage loans on real estate, net                                                                8,345.8         7,923.2
   Real estate, net                                                                                     96.5           116.6
   Policy loans                                                                                        618.3           629.2
   Other long-term investments                                                                         130.6           137.5
   Short-term investments, including amounts managed by a related party                              1,860.8         1,210.3
-----------------------------------------------------------------------------------------------------------------------------
Total invested assets                                                                               38,084.4        34,270.1
-----------------------------------------------------------------------------------------------------------------------------

Cash                                                                                                     0.1             0.9
Accrued investment income                                                                              367.1           328.7
Deferred policy acquisition costs                                                                    3,219.3         2,971.1
Other assets                                                                                         1,815.5         1,243.6
Assets held in separate accounts                                                                    57,084.5        47,208.2
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                     $ 100,570.9      $ 86,022.6
=============================================================================================================================

LIABILITIES AND SHAREHOLDER'S EQUITY:
Future policy benefits and claims                                                                 $ 35,322.3      $ 31,679.8
Short-term debt                                                                                        199.8               -
Long-term debt, payable to NFS                                                                         700.0           600.0
Other liabilities                                                                                    3,264.7         2,985.8
Liabilities related to separate accounts                                                            57,084.5        47,208.2
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                   96,571.3        82,473.8
-----------------------------------------------------------------------------------------------------------------------------

Shareholder's equity:
Capital shares, $1 par value.  Authorized 5.0 million shares; 3.8 million shares issued                  3.8             3.8
   and outstanding
  Additional paid-in capital                                                                           271.3           171.1
  Retained earnings                                                                                  3,257.2         2,979.6
  Accumulated other comprehensive income                                                               467.3           394.3
-----------------------------------------------------------------------------------------------------------------------------
Total shareholder's equity                                                                           3,999.6         3,548.8
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities and shareholder's equity                                                       $ 100,570.9      $ 86,022.6
=============================================================================================================================




See accompanying notes to consolidated financial statements, including note 15 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                 Consolidated Statements of Shareholder's Equity
                  Years Ended December 31, 2003, 2002 and 2001
                                  (in millions)



                                                                                                      ACCUMULATED
                                                                           ADDITIONAL                 OTHER            TOTAL
                                                               CAPITAL     PAID-ON     RETAINED       COMPREHENSIVE    SHAREHOLDER'S
                                                               SHARES      CAPITAL     EARNINGS       INCOME           EQUTY
=================================================================================================================================
=================================================================================================================================

Balance as of January 1, 2001                                     $ 3.8     $ 646.1    $2,436.3         $ 116.7        $ 3,202.9

Comprehensive income:
Net income                                                            -           -       461.8               -            461.8
Net unrealized gains on securities available-for-sale
   arising during the period, net of tax                              -           -           -            98.2             98.2
Cumulative effect of adoption of accounting principles,
   net of tax                                                         -           -           -            (1.4)            (1.4)
Accumulated net losses on cash flow hedges, net of tax                -           -           -            (8.8)            (8.8)
                                                                                                                  ---------------
Total comprehensive income                                                                                                 549.8
                                                                                                                  ---------------
Dividend to NFS                                                       -           -       (35.0)              -            (35.0)
---------------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2001                                   $ 3.8     $ 646.1    $2,863.1         $ 204.7        $ 3,717.7
=================================================================================================================================

Comprehensive income:
Net income                                                            -           -       161.5               -            161.5
Net unrealized gains on securities available-for-sale
   arising during the period, net of tax                              -           -           -           178.6            178.6
Accumulated net gains on cash flow hedges, net of tax                 -           -           -            11.0             11.0
                                                                                                                  ---------------
Total comprehensive income                                                                                                 351.1
                                                                                                                  ---------------
Returns of capital to NFS                                             -      (475.0)          -               -           (475.0)
Dividend to NFS                                                       -           -       (45.0)              -            (45.0)
---------------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2002                                   $ 3.8     $ 171.1    $2,979.6         $ 394.3        $ 3,548.8
=================================================================================================================================

Comprehensive income:
Net income                                                            -           -       337.6               -            337.6
Net unrealized gains on securities available-for-sale
   arising during the period, net of tax                              -           -           -            99.6             99.6
Accumulated net losses on cash flow hedges, net of tax                -           -           -           (26.6)           (26.6)
                                                                                                                  ---------------
Total comprehensive income                                                                                                 410.6
                                                                                                                  ---------------
Capital contributed by NFS                                            -       200.2           -               -            200.2
Return of capital to NFS                                              -      (100.0)          -               -           (100.0)
Dividend to NFS                                                       -           -       (60.0)              -            (60.0)
---------------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2003                                   $ 3.8     $ 271.3    $3,257.2         $ 467.3        $ 3,999.6
=================================================================================================================================




See accompanying notes to unaudited consolidated financial statements, including note 15 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                     Consolidated Statements of Cash Flows
                                 (in millions)

                                                                                    YEARS ENDED DECEMBER 31,
                                                                                   ----------------------------------------
                                                                                       2003          2002          2001
===========================================================================================================================
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income                                                                             $ 337.6       $ 161.5       $ 461.8
Adjustments to reconcile net income to net cash provided by operating activities:
  Income from discontinued operations                                                        -          (0.7)         (1.2)
  Interest credited to policyholder account values                                     1,300.4       1,241.2       1,238.7
  Capitalization of deferred policy acquisition costs                                   (567.2)       (648.2)       (743.0)
  Amortization of deferred policy acquisition costs                                      375.9         670.1         347.9
  Amortization and depreciation                                                           69.3          (0.7)        (31.5)
  Realized losses (gains) on investments, hedging instruments and hedged items:
Unrelated parties                                                                        100.8         107.6          62.7
Related parties                                                                              -         (23.2)        (44.4)
  Cumulative effect of adoption of accounting principles                                  (0.9)            -          10.9
  Increase in other assets                                                              (640.7)       (606.1)       (271.8)
  Increase in policy and other liabilities                                               299.1         463.1         335.8
  Other, net                                                                               1.1          11.0         (47.0)
---------------------------------------------------------------------------------------------------------------------------
    Net cash provided by continuing operations                                         1,275.4       1,375.6       1,318.9
    Net cash provided by discontinued operations                                             -           0.7           1.7
---------------------------------------------------------------------------------------------------------------------------
    Net cash provided by operating activities                                          1,275.4       1,376.3       1,320.6
---------------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from maturity of available-for-sale securities                                4,101.6       3,887.7       3,933.9
Proceeds from sale of available-for-sale securities                                    2,220.5       1,534.9         497.2
Proceeds from repayments of mortgage loans on real estate                              1,478.3       1,009.0       1,204.4
Proceeds from sale of limited partnership to related parties                                 -          54.5         158.9
Cost of available-for-sale securities acquired                                        (9,366.7)     (9,874.5)     (7,123.6)
Cost of mortgage loans on real estate acquired                                        (1,914.4)     (1,810.2)     (2,123.1)
Short-term investments, net                                                             (639.9)       (193.1)       (568.7)
Disposal of subsidiary, net of cash                                                          -         (20.0)            -
Other, net                                                                               254.2         (31.8)        697.0
---------------------------------------------------------------------------------------------------------------------------
    Net cash used in investing activities                                             (3,866.4)     (5,443.5)     (3,324.0)
    Net cash provided by discontinued operations                                             -             -           0.6
---------------------------------------------------------------------------------------------------------------------------
    Net cash used in investing activities                                             (3,866.4)     (5,443.5)     (3,323.4)
---------------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES:
Net change in short-term debt                                                            199.8        (100.0)        (18.7)
Net proceeds from issuance of long-term debt to NFS                                      100.0         300.0         300.0
Capital contributed by NFS                                                               200.2             -             -
Capital returned to NFS                                                                 (100.0)       (475.0)            -
Cash dividends paid to NFS                                                               (60.0)        (35.0)        (35.0)
Increase in investment and universal life insurance product account values             5,116.1       6,278.9       5,976.7
Decrease in investment and universal life insurance product account values            (2,865.9)     (1,923.4)     (4,216.0)
---------------------------------------------------------------------------------------------------------------------------
    Net cash provided by financing activities                                          2,590.2       4,045.5       2,007.0
---------------------------------------------------------------------------------------------------------------------------
Net (decrease) increase in cash                                                           (0.8)        (21.7)          4.2
Cash, beginning of period                                                                  0.9          22.6          18.4
---------------------------------------------------------------------------------------------------------------------------
Cash, end of period                                                                      $ 0.1         $ 0.9        $ 22.6
===========================================================================================================================


 See accompanying notes to consolidated financial statements, including note 15 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2003, 2002 and 2001

(1)  ORGANIZATION AND DESCRIPTION OF BUSINESS


     Nationwide Life Insurance Company (NLIC, or collectively with its subsidiaries, the Company) is a leading provider of life insurance and retirement savings products in the United States of America (U.S.) and is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). The Company develops and sells a diverse range of products including individual annuities, private and public sector pension plans, other investment products sold to institutions, life insurance and an advisory services program. The Company markets its products through a diverse distribution network, including independent broker/dealers, wirehouse and regional firms, financial institutions, pension plan administrators, life insurance specialists, certified public accounting firms and the following affiliated producers: Nationwide Retirement Solutions, TBG Financial, Nationwide Provident agents and Nationwide agents.


     Wholly owned subsidiaries of NLIC include Nationwide Life and Annuity Insurance Company (NLAIC) and Nationwide Investment Services Corporation.

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the U.S. (GAAP), which differ from statutory accounting practices. The statutory financial statements of NLIC and NLAIC are presented on the basis of accounting practices prescribed or permitted by the Ohio Department of Insurance (the Department). The Ohio Department of Insurance has adopted the National Association of Insurance Commissioners (NAIC) statutory accounting practices (NAIC SAP) as the basis of its statutory accounting practices. NLIC and NLAIC have no statutory accounting practices that differ from NAIC SAP. See also note 14 for discussion of statutory capital requirements and dividend limitations.

     In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

     The most significant estimates include those used in determining the balance and amortization of deferred policy acquisition costs (DAC) for investment products, universal life insurance products, valuation allowances for mortgage loans on real estate, impairment losses on other investments and accruals related to federal income taxes and pension and other postretirement benefits. Although some variability is inherent in these estimates, the recorded amounts reflect management's best estimates and management believes the amounts provided are appropriate.

     (a)  Consolidation Policy

          The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest and, as discussed in note 2(n), effective December 31, 2003, the Company applied the provisions of FIN 46R to those special purpose entities (SPIEs) with which it is associated. All significant intercompany balances and transactions have been eliminated.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

              Notes to Consolidated Financial Statements, Continued

     (b)  Valuation of Investments, Investment Income and Related Gains and
          Losses

          The Company is required to classify its fixed maturity securities and marketable equity securities as held-to-maturity, available-for-sale or trading. All fixed maturity and marketable equity securities are classified as available-for-sale. Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs (DAC), future policy benefits and claims, and deferred federal income tax, reported as a separate component of accumulated other comprehensive income (AOCI) in shareholders' equity. The adjustment to DAC represents the changes in amortization of DAC that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines. The adjustment to future policy benefits and claims represents the increase in policy reserves from using a discount rate that would have been required if such unrealized gains been realized and the proceeds reinvested at then current market interest rates, which were lower than the then current effective portfolio rate.

          The fair value of fixed maturity and marketable equity securities is generally obtained from independent pricing services based on market quotations. For fixed maturity securities not priced by independent services (generally private placement securities and securities that do not trade regularly), an internally developed pricing model or "corporate pricing matrix" is most often used. The corporate pricing matrix is developed by obtaining spreads versus the US Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the corporate matrix are important inputs into the model and are used to determine a corresponding spread that is added to the US Treasury yield to create an estimated market yield for the that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Additionally, the Company's internal corporate pricing matrix is not suitable for valuing certain fixed maturity securities, particularly those with complex cash flows such as certain mortgage-backed and asset-backed securities. In these cases, a separate "structured product pricing matrix" has been developed to value, as appropriate, using the same methodology described above. For securities for which quoted market prices are not available and for which the Company's structured product pricing matrix is not suitable for estimating fair values, qualified company representatives determine the fair value using other modeling techniques, primarily using a commercial software application utilized in valuing complex securitized investments with variable cash flows. As of December 31, 2003, 68% of the fair values of fixed maturity securities were obtained from independent pricing services, 21% from the Company's pricing matricies and 11% from other sources.

          Management regularly reviews its fixed maturity and equity securities portfolio to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments. A number of criteria are considered during this process including, but not limited to, the current fair value as compared to amortized cost or cost, as appropriate, of the security, the length of time the security's fair value has been below amortized cost/cost, and by how much, specific credit issues related to the issuer, and current economic conditions. Other-than-temporary impairment losses result in a permanent reduction of the cost basis of the underlying investment.

          Also, the Company estimates the cash flows over the life of certain purchased beneficial interests in securitized financial assets. Based on current information and events, if the Company estimates that the fair value of its beneficial interests is not greater than or equal to its carrying value and if there has been an adverse change in the estimated cash flows since the last revised estimate, considering both timing and amount, then an other-than-temporary impairment is recognized and the purchased beneficial interest is written down to fair value.

          Impairment losses are recorded on investments in long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

          For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments; any resulting adjustment is included in net investment income. All other investment income is recorded using the interest-method without anticipating the impact of prepayments.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

          Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When the Company determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and the estimated value of the mortgage loan. Estimated value is based on the present value of expected future cash flows discounted at the loan's effective interest rate, or the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in net investment income in the period received.

          The valuation allowance account for mortgage loans on real estate is maintained at a level believed adequate by the Company to absorb its best estimate of probable credit losses inherent in the portfolio at the balance sheet date. The valuation allowance for mortgage loans is comprised of a specific component, based on known impairments by specific loan and an unallocated component that is derived based on the Company's estimate of impairments inherent in the portfolio at the balance sheet date, but not specifically identified by loan. The unallocated component is derived for principal amounts related to loans without a specific reserve. The Company's periodic evaluation of the adequacy of the allowance for losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

          Real estate is carried at cost less accumulated depreciation. Real estate designated as held for disposal is carried at the lower of the carrying value at the time of such designation or fair value less cost to sell. Other long-term investments are carried on the equity method of accounting.

          Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Changes in the Company's mortgage loan valuation allowances and recognition of impairment losses for other-than-temporary declines in the fair values of applicable investments are included in realized gains and losses on investments, hedging instruments and hedged items.

     (c)  Derivative Instruments

          Derivatives are carried at fair value. On the date the derivative contract is entered into, the Company designates the derivative as either a hedge of the fair value of a recognized asset or liability or of an unrecognized firm commitment (fair value hedge), a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge), a foreign currency fair value or cash flow hedge (foreign currency hedge) or a non-hedge transaction. The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for entering into various hedge transactions. This process includes linking all derivatives that are designated as fair value, cash flow or foreign currency hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions. The Company also formally assesses, both at the hedge's inception and on an ongoing basis, whether the derivatives that are used for hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items. When it is determined that a derivative is not highly effective as a hedge or that it has ceased to be a highly effective hedge, the Company discontinues hedge accounting prospectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

          The Company enters into interest rate swaps, cross-currency swaps or Euro futures to hedge the fair value of existing fixed rate assets and liabilities. In addition, the Company uses short Treasury future positions to hedge the fair value of bond and mortgage loan commitments. Typically, the Company is hedging the risk of changes in fair value attributable to changes in benchmark interest rates. Derivative instruments classified as fair value hedges are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items. Changes in the fair value of the hedged item, attributable to the risk being hedged, are also recorded in realized gains and losses on investments, hedging instruments and hedged items.

          The Company may enter into "receive fixed/pay variable" interest rate swaps to hedge existing floating rate assets or to hedge cash flows from the anticipated purchase of investments. These derivative instruments are identified as cash flow hedges and are carried at fair value with the offset recorded in AOCI to the extent the hedging relationship is effective. The ineffective portion of the hedging relationship is recorded in realized gains and losses on investments, hedging instruments and hedged items. Gains and losses on derivative instruments that are initially recognized into AOCI are reclassified out of AOCI and recognized in earnings over the same period(s) that the hedged item affects earnings.

          Accrued interest receivable or payable under interest rate and foreign currency swaps are recognized as an adjustment to net investment income or interest credited to policyholder account values consistent with the nature of the hedged item, except for interest rate swaps hedging the anticipated sale of investments where amounts receivable or payable under the swaps are recorded as realized gains and losses on investments, hedging instruments and hedged items, and except for interest rate swaps hedging the anticipated purchase of investments where amounts receivable or payable under the swaps are initially recorded in AOCI to the extent the hedging relationship is effective.

          From time to time, the Company may enter into a derivative transaction that will not qualify for hedge accounting. The Company does not enter into speculative positions. Although these transactions do not qualify for hedge accounting, or have not been designated in hedging relationships by the Company, they provide the Company with an economic hedge, which is used as part of its overall risk management strategies. For example, the Company may sell credit default protection through a credit default swap. Although the credit default swap may not be effective in hedging specific investments, the income stream allows the Company to manage overall investment yields. The Company may enter into a cross-currency basis swap (pay a variable US rate and receive a variable foreign-denominated rate) to eliminate the foreign currency exposure of a variable rate foreign-denominated liability. Although basis swaps may qualify for hedge accounting, the Company has chosen not to designate these derivatives as hedging instruments due to the difficulty in assessing and monitoring effectiveness for both sides of the basis swap. Derivative instruments that do not qualify for hedge accounting, or are not designated as hedging instruments are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items.

     (d)  Revenues and Benefits

          Investment Products and Universal Life Insurance Products: Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate-owned life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees. Asset fees, cost of insurance and policy administration charges are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policy account values and benefits and claims incurred in the period in excess of related policy account values.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


          Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

     (e)  Deferred Policy Acquisition Costs

          The costs of acquiring business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses that relate to and vary with the production of new or renewal business have been deferred. DAC is subject to recoverability testing at the time of policy issuance and loss recognition testing at the end of each reporting period.

          For investment products (principally individual and group annuities) and universal life insurance products, DAC is being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges, less policy benefits and policy maintenance expenses. The DAC asset related to investment products and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(b).

          The most significant assumptions that are involved in the estimation of future gross profits include future net separate account performance, surrender/lapse rates, interest margins and mortality. The Company's long-term assumption for net separate account performance is 8 percent growth per year. If actual net separate account performance varies from the 8 percent assumption, the Company assumes different performance levels over the next three years, such that the mean return equals the long-term assumption. This process is referred to as a reversion to the mean. The assumed net separate account return assumptions used in the DAC models are intended to reflect what is anticipated. However, based on historical returns of the S&P 500 Index, the Company's policy regarding the reversion to the mean process does not permit such returns to be negative or in excess of 15 percent during the three-year reversion period.

          Changes in assumptions can have a significant impact on the amount of DAC reported for investment products and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense (DAC unlocking), which could be significant. In general, increases in the estimated general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

          Due to the magnitude of the DAC balance related to the individual variable annuity business, the sensitivity of the calculation to minor changes in the underlying assumptions, the complexity and judgments involved in related estimate, and the related volatility that could result in the reported DAC balance without meaningful improvement in its reasonableness, the Company evaluates the appropriateness of the individual variable annuity DAC balance within pre-set parameters. Should the recorded balance of individual variable annuity DAC fall outside of these parameters for a prescribed period of time, or should the recorded balance fall outside of these parameters and the Company determines it is not reasonably possible to get back within this period of time, assumptions are required to be unlocked and the DAC is recalculated using revised best estimate assumptions. Otherwise, DAC is not unlocked to reflect updated assumptions. In the event DAC assumptions are unlocked and revised, the Company will continue to use the reversion to the mean process.

          For other investment products and universal life insurance products, DAC is set each quarter to reflect revised best estimate assumptions, including the use of a reversion to the mean methodology over the next three years as it relates to net separate account performance. Any resulting DAC unlocking adjustments are reflected currently as a charge or credit to DAC amortization expense.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


          For traditional life insurance products, DAC is predominantly being amortized with interest over the premium-paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue is estimated using the same assumptions as those used for computing liabilities for future policy benefits at issuance. Under existing accounting guidance, the concept of DAC unlocking does not apply to traditional life insurance products, although evaluations of DAC for recoverability at the time of policy issuance and loss recognition testing at each reporting period are performed as required.

     (f)  Separate Accounts

          Separate account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value based primarily on market quotations of the underlying securities. The investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives. Such fees are assessed on a daily or monthly basis and recognized as revenue when assessed and earned.

     (g)  Future Policy Benefits

          The liability for future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies is the policy account balance, which represents participants' net premiums and deposits plus investment performance and interest credited less applicable contract charges.

          The liability for future policy benefits for traditional life insurance policies has been calculated by the net level premium method using interest rates varying from 3.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued.

          The liability for future policy benefits for payout annuities has been calculated using the present value of future benefits and maintenance costs discounted using interest rates varying from 3.0% to 13.0%. Also, as of December 31, 2003 and 2002, the calculated reserve was adjusted to reflect the incremental reserve that would be required if unrealized gains and losses had been realized and therefore resulted in the use of a lower discount rate, as discussed in note 2(b).

     (h)  Participating Business

          Participating business represented approximately 13% in 2003 (15% in 2002 and 17% in 2001) of the Company's life insurance in-force, 56% of the number of life insurance policies in-force in 2003 (59% in 2002 and 63% in 2001), and 11% of life insurance statutory premiums in 2003 (9% in 2002 and 9% in 2001). The provision for policyholder dividends was based on then current dividend scales and has been included in Future policy benefits and claims in the accompanying consolidated balance sheets.

     (i)  Federal Income Tax

          The Company provides for federal income taxes based on amounts the Company believes it will ultimately owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain expenses or the realization of certain tax credits differ from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the consolidated financial statements. Management has used best estimates to establish reserves based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Quarterly, management evaluates the appropriateness of such reserves based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the Internal Revenue Service or the tax courts.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


          The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

     (j)  Reinsurance Ceded

          Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the consolidated balance sheets on a gross basis, separately from the related balances of the Company.

     (k)  Recently Issued Accounting Pronouncements

          In December 2003, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 132 (revised 2003) Employers' Disclosures about Pensions and Other Postretirement Benefits an amendment of FASB Statements No. 87, 88 and 106 (SFAS 132R). SFAS 132R provides revised disclosure guidance for pension and other postretirement benefit plans but does not change the measurement or recognition of those plans under existing guidance. Disclosures previously required under SFAS No. 132 Employers' Disclosures about Pensions and Other Postretirement Benefits, which was replaced by SFAS 132R, were retained. In addition, SFAS 132R requires additional disclosures about the assets, obligations, cash flows, and net periodic benefit cost of defined benefit pension plans and other defined benefit pension plans. The Company adopted SFAS 132R effective December 31, 2003, except for disclosures about estimated benefit payments, which is expected to be adopted in the second quarter of 2004, as permitted by SFAS 132R.

          In January 2003, the FASB issued Interpretation No. 46, Consolidation of Variable Interest Entities - an interpretation of ARB No. 51 (FIN
          46). Accounting Research Bulletin No. 51, Consolidated Financial Statements (ARB 51) states that consolidation is usually necessary when a company has a "controlling financial interest" in another company, a condition most commonly achieved via ownership of a majority voting interest. FIN 46 clarifies the application of ARB 51, to certain "variable interest entities" (VIEs) where (i) the equity investors are not empowered to make sufficient decisions about the entity's operations, or do not receive expected returns or absorb expected losses commensurate with their equity ownership; or (ii) the entity does not have sufficient equity to finance its activities without additional subordinated financial support from other parties. VIEs are consolidated by their primary beneficiary, which is a party having a majority of the entity's expected losses, expected residual returns, or both. A company holding a significant variable interest in a VIE, but not deemed the primary beneficiary is subject to certain disclosure requirements specified by FIN 46. FIN 46 applies to entities formed after January 31, 2003, and to VIEs in which an enterprise obtains an interest after that date. In October 2003, the FASB delayed the implementation date of FIN 46 for VIEs acquired prior to January 31, 2003 to interim periods ending after December 15, 2003, with early adoption permitted.

          In December 2003, the FASB issued Interpretation No. 46 (revised December 2003) Consolidation of Variable Interest Entities - an interpretation of ARB No. 51 (FIN 46R) that required all public companies to apply the provisions of FIN 46 or FIN 46R to special purpose entities created prior to February 1, 2003. Once adopted by an entity, FIN 46R replaces FIN 46. Public companies, including the Company, at a minimum, must apply the unmodified provisions of FIN 46 to entities that were considered "special purpose entities" in practice and under applicable FASB pronouncements or guidance by the end of the first reporting period ending after December 15, 2003. The Company had no special purpose entity VIE's as of December 31, 2003.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

          The Company is required to apply the provisions of FIN 46R to all entities created after December 31, 2003 and to all other entities no later than the beginning of the first reporting period beginning after March 15, 2004. FIN 46 may be applied on a prospective basis with a cumulative effect adjustment made as of the date of initial application or by restating previously issued financial statements for one or more years with a cumulative effect adjustment as of the beginning of the first year restated. The Company plans to adopt the remaining provisions of FIN 46R during the first quarter of 2004. The adoption of the remaining provisions of FIN 46R is not expected to have a material impact on the results of operations or financial position of the Company.

          In July 2003, the American Institute of Certified Public Accountants issued Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts (SOP 03-1). SOP 03-1 addresses a number of topics; the most significant of which to the Company is the accounting for contracts with guaranteed minimum death benefits
          (GMDB). SOP 03-1 requires companies to evaluate the significance of the GMDB benefit to determine whether the contract should be accounted for as an investment or insurance contract. For contracts determined to be insurance contracts, companies are required to establish a reserve to recognize a portion of the assessment (revenue) that compensates the insurance company for benefits to be provided in future periods. SOP 03-1 also provides guidance on separate account presentation, interest in separate accounts, gains and losses on the transfer of assets from the general account to a separate account, liability valuation, return based on a contractually referenced pool of assets or index, annuitization options and sales inducements to contract holders. The Company adopted SOP 03-1 on January 1, 2004. As a result, the Company expects to record a cumulative effect adjustment resulting from the adoption of accounting principles of approximately $3.3 million, net of tax, during the first quarter of 2004. See note 21 for further discussion.

          In May 2003, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 150, Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity (SFAS 150). SFAS 150 establishes standards for the classification and measurement of certain freestanding financial instruments that embody obligations of the issuer and have characteristics of both liabilities and equity. Further, SFAS 150 requires disclosure regarding the terms of those instruments and settlement alternatives. As originally issued the guidance in SFAS 150 was generally effective for financial instruments entered into or modified after May 31, 2003, and otherwise effective at the beginning of the first interim period beginning after June 15, 2003. Adjustments required as a result of the application of SFAS 150 to existing instruments should be reported as a cumulative effect of a change in accounting principle. The adoption of SFAS 150 on July 1, 2003 did not have any impact on the results of operations or financial position of the Company.

          In April 2003, the FASB released SFAS No. 149, Amendment of Statement 133 on Derivative Instruments and Hedging Activities (SFAS 149). SFAS 149 amends and clarifies financial accounting and reporting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities under SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133). SFAS 149 is generally effective for contracts entered into or modified after June 30, 2003. The adoption of SFAS 149 on July 1, 2003 did not have a material impact on the results of operations or financial position of the Company.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


          In April 2003, the FASB released Statement 133 Implementation Issue B36, Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor under Those Instruments (DIG B36). DIG B36 addresses the need to separately account for an embedded derivative within a reinsurer's receivable and ceding company's payable arising from modified coinsurance or similar arrangements. Paragraph 12.a. of SFAS 133 indicates that an embedded derivative must be separated from the host contract (bifurcated) if the economic characteristics and risks of the embedded derivative instrument are not clearly and closely related to the economic characteristics and risks of the host contract. DIG B36 concludes that bifurcation is necessary in a modified coinsurance and similar arrangement because the yield on the receivable and payable is based on or referenced to a specified proportion of the ceding company's return on either its general account assets or a specified block of those assets, rather than the overall creditworthiness of the ceding company. The effective date of implementation was the first day of the first fiscal quarter beginning after September 15, 2003, October 1, 2003 for the Company. Upon adoption of DIG B36 on October 1, 2003, the Company recorded a derivative liability of $0.9 million, deferred taxes of $0.3 million and a charge of $0.6 million as a cumulative effect of adoption of this accounting principal.

          In November 2002, the FASB issued Interpretation No. 45, Guarantor's Accounting and Disclosure Requirements for Guarantees - an Iinterpretation of FASB Statements No. 5, 57, and 107 and Rescission of FASB Interpretation No. 34 (FIN 45). FIN 45 requires a guarantor to provide more detailed interim and annual financial statement disclosures about obligations under certain guarantees it has issued. It also requires a guarantor to recognize, at the inception of new guarantees issued or modified after December 31, 2002, a liability for the fair value of the obligation undertaken in issuing the guarantee. Although superceded by FIN 45, the guidance provided in FASB Interpretation No. 34, Disclosure of Indirect Guarantees of Indebtedness of Others has been incorporated into FIN 45 without change. The adoption of FIN 45 on January 1, 2003 did not have a material impact on the financial position or results of operations of the Company.

          In June 2002, the FASB issued Statement of Financial Accounting Standards (SFAS) No. 146, Accounting for Costs Associated with Exit or Disposal Activities (SFAS 146), which the Company adopted January 1, 2003. Adoption of SFAS 146 did not have any impact on the financial position or results of operations of the Company.

          In April 2002, the FASB issued SFAS No. 145, Rescission of FASB Statements No. 4, 44 and 64, Amendment of FASB Statement No. 13 and Technical Corrections (SFAS 145), which the Company adopted on October 1, 2002. The adoption of SFAS 145 did not have any impact on the financial position or results of operations of the Company.

          In October 2001, the FASB issued SFAS No. 144, Accounting for the Impairment or Disposal of Long-Lived Assets (SFAS 144). SFAS 144 supersedes SFAS 121, Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed of, and APB Opinion No. 30, Reporting the Results of Operations - Reporting the Effects of Disposal of a Segment of a Business, and Extraordinary, Unusual and Infrequently Occurring Events and Transactions (APB 30). SFAS 144 was adopted by the Company on January 1, 2002 and carries forward many of the provisions of SFAS 121 for recognition and measurement of the impairment of long-lived assets to be held and used, and measurement of long-lived assets to be disposed of by sale, while providing additional criteria to determine when a long-lived asset is actually held-for-sale. SFAS 144 also broadens the definition of "discontinued operations," but does not allow for the accrual of future operating losses before they occur as previously required by APB 30. Under SFAS 144, if a long-lived asset is part of a group that includes other assets and liabilities, then the provisions of SFAS 144 apply to the entire group. In addition, SFAS 144 does not apply to goodwill and other intangible assets that are not amortized. The adoption of SFAS 144 did not have a material impact on the results of operations or financial position of the Company.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


          In July 2001, the FASB issued SFAS No. 142, Goodwill and Other Intangible Assets (SFAS 142). SFAS 142 applies to all acquired intangible assets whether acquired singularly, as part of a group, or in a business combination. SFAS 142 supersedes APB Opinion No. 17, Intangible Assets (APB 17) and carries forward provisions in APB 17 related to internally developed intangible assets. SFAS 142 changes the accounting for goodwill and intangible assets with indefinite lives from an amortization method to an impairment-only approach. The Company adopted SFAS 142 on January 1, 2002, at which time, the Company had no unamortized goodwill and therefore, the adoption of SFAS 142 did not have any impact on the results of operations or financial position of the Company.

          In June 1998, the FASB issued SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133). SFAS 133, as amended by SFAS No. 137, Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB Statement No. 133 (SFAS 137), and SFAS 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities (SFAS 138), was adopted by the Company effective January 1, 2001. All references hereafter to SFAS 133 include the amendments outlined in SFAS 137 and SFAS 138. Upon adoption, the provisions of SFAS 133 were applied prospectively.

          SFAS 133, establishes accounting and reporting standards for derivative instruments and hedging activities. It requires an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value.

          The adoption of SFAS 133 resulted in the Company recording a net transition adjustment loss of $4.8 million (net of related income tax of $2.6 million) in net income in 2001. In addition, a net transition adjustment loss of $3.6 million (net of related income tax of $2.0 million) was recorded in AOCI as of January 1, 2001. The adoption of SFAS 133 resulted in the Company derecognizing $17.0 million of deferred assets related to hedges, recognizing $10.9 million of additional derivative instrument liabilities and $1.3 million of additional firm commitment assets, while also decreasing hedged future policy benefits by $3.0 million and increasing the carrying amount of hedged investments by $10.6 million.

          The adoption of SFAS 133 increases the Company's exposure to the volatility of reported earnings and other comprehensive income. The amount of volatility will, in part, vary with the level of derivative and hedging activities, fluctuations in market interest rates, foreign currency exchange rates and other hedged risks, during any period; and the effectiveness of hedging derivatives in offsetting changes in fiar value and cash flows attributable to those hedged risks.

          In November 1999, the Emerging Issues Task Force (EITF) issued EITF Issue No. 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets (EITF 99-20). The Company adopted EITF 99-20 on April 1, 2001. EITF 99-20 establishes the method of recognizing interest income and impairment on certain asset-backed investment securities that are not of high credit quality. EITF 99-20 requires the Company to update the estimate of cash flows over the life of certain retained beneficial interests in securitization transactions and purchased beneficial interests in securitized financial assets. Pursuant to EITF 99-20, based on current information and events, if the Company estimates that the fair value of its beneficial interests is less than its carrying value and that there has been an adverse change in the estimated cash flows since the last revised estimate, considering both timing and amount, then an other-than-temporary impairment should be recognized. The cumulative effect, net of tax, upon adoption of EITF 99-20 on April 1, 2001 decreased net income by $2.3 million with a corresponding increase to AOCI.

     (l)  Discontinued Operations

          As described more fully in note 15, NLIC paid a dividend to NFS in the form of all of the shares of common stock of Nationwide Securities, Inc. (NSI), a wholly owned broker/dealer subsidiary engaged in the asset management business. The accompanying consolidated financial statements and related notes reflect this business as discontinued operations.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

     (m)  Reclassification

          Certain items in the 2002 and 2001 consolidated financial statements and related footnotes have been reclassified to conform to the 2003 presentation.

(3)  INVESTMENTS

     The amortized cost, gross unrealized gains and losses and estimated fair value of securities available-for-sale as of December 31, 2003 and 2002 were:

                                                                                GROSS         GROSS
                                                               AMORTIZED     UNREALIZED    UNREALIZED      ESTIMATED
(in millions)                                                    COST           GAINS        LOSSES       FAIR VALUE
=======================================================================================================================

December 31, 2003:
  Fixed maturity securities:
    U.S. Treasury securities and obligations of U.S.
        Government corporations and agencies                      $1,042.5        $ 61.0         $ 1.9        $1,101.6
    Obligations of states and political subdivisions                 167.6           1.0           5.2           163.4
    Debt securities issued by foreign governments                     51.8           2.0           0.8            53.0
    Public securities                                             10,000.0         503.7          26.2        10,477.5
    Private securities                                             6,454.2         469.1          25.3         6,898.0
    Mortgage-backed securities - U.S. Government backed            3,990.1          73.9          21.8         4,042.2
    Asset-backed securities                                        4,144.0         129.0          61.9         4,211.1
-----------------------------------------------------------------------------------------------------------------------
        Total fixed maturity securities                           25,850.2       1,239.7         143.1        26,946.8
  Equity securities                                                   74.0          11.8           0.2            85.6
-----------------------------------------------------------------------------------------------------------------------
Total                                                            $25,924.2      $1,251.5       $ 143.3       $27,032.4
=======================================================================================================================

DECEMBER 31, 2002:
  Fixed maturity securities:
    U.S. Treasury securities and obligations of U.S.
        Government corporations and agencies                       $ 774.3        $ 64.4         $ 0.3         $ 838.4
    Obligations of states and political subdivisions                  20.8           1.1             -            21.9
    Debt securities issued by foreign governments                     39.3           2.7             -            42.0
    Public securities                                              8,744.3         445.4          75.2         9,114.5
    Private securities                                             5,399.2         489.1          41.4         5,846.9
    Mortgage-backed securities - U.S. Government backed            4,347.5         146.5           0.1         4,493.9
    Asset-backed securities                                        3,808.9         157.3         154.8         3,811.4
-----------------------------------------------------------------------------------------------------------------------
        Total fixed maturity securities                           23,134.3       1,306.5         271.8        24,169.0
  Equity securities                                                   85.1           7.1           7.9            84.3
-----------------------------------------------------------------------------------------------------------------------
Total                                                            $23,219.4      $1,313.6       $ 279.7       $24,253.3
=======================================================================================================================

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 2003, by expected maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                              AMORTIZED      ESTIMATED
(in millions)                                                                                   COST         FAIR VALUE
=========================================================================================================================

Fixed maturity securities available-for-sale:
   Due in one year or less                                                                       $1,056.7       $1,079.1
   Due after one year through five years                                                          7,442.2        7,784.5
   Due after five years through ten years                                                         6,704.7        7,123.5
   Due after ten years                                                                            2,512.5        2,706.4
-------------------------------------------------------------------------------------------------------------------------
Subtotal                                                                                         17,716.1       18,693.5
    Mortgage-backed securities - U.S. Government backed                                           3,990.1        4,042.2
    Asset-backed securities                                                                       4,144.0        4,211.1
-------------------------------------------------------------------------------------------------------------------------
Total                                                                                           $25,850.2      $26,946.8
=========================================================================================================================

The components of unrealized gains on securities available-for-sale, net, were as follows as of December 31:

(in millions)                                                                                   2003            2002
=========================================================================================================================

Unrealized gains, before adjustments and taxes                                               $    1,108.2    $   1,033.9
Adjustment to deferred policy acquisition costs                                                    (243.7)        (300.6)
Adjustment to future policy benefits and claims                                                    (110.6)        (133.2)
Deferred federal income tax                                                                        (264.2)        (210.0)
-------------------------------------------------------------------------------------------------------------------------
Net unrealized gains                                                                         $      489.7    $     390.1
=========================================================================================================================


An analysis of the change in gross unrealized gains on securities available-for-sale for the years ended December 31:

(in millions)                                                                   2003            2002            2001
=========================================================================================================================

   Fixed maturity securities                                                       $ 61.9         $ 625.5        $ 212.0
   Equity securities                                                                 12.4           (11.8)           5.5
-------------------------------------------------------------------------------------------------------------------------
Net change                                                                         $ 74.3         $ 613.7        $ 217.5
=========================================================================================================================

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     An analysis of selected data about gross unrealized losses on available-for-sale securities by time on an unrealized loss position as of December 31, 2003 and 2002 follows:

                                      LESS THAN OR EQUAL TO                  MORE                      TOTAL
                                             ONE YEAR                   THAN ONE YEAR
                                     -------------------------------------------------------------------------------------
                                                       GROSS                      GROSS                         GROSS
                                      ESTIMATED     UNREALIZED    ESTIMATED    UNREALIZED      ESTIMATED      UNREALIZED
(in millions)                         FAIR VALUE      LOSSES      FAIR VALUE     LOSSES        FAIR VALUE       LOSSES
==========================================================================================================================
December 31, 2003:
  Fixed maturity securities:
    U.S. Treasury securities and          $ 154.4         $ 1.9          $ -           $ -         $ 154.4          $ 1.9
       obligations of U.S.
       Government corporations
       and agencies
    Obligations of states and               123.4           5.2            -             -           123.4            5.2
      political subdivisions
    Debt securities issued by                19.9           0.8            -             -            19.9            0.8
      foreign governments
    Public securities                     1,236.7          24.5         31.7           1.7         1,268.4           26.2
    Private securities                      832.3          21.4         49.1           3.9           881.4           25.3
    Mortgage-backed securities -            984.9          21.7          5.3           0.1           990.2           21.8
       U.S. Government backed
    Asset-backed securities                 787.0          36.2        260.4          25.7         1,047.4           61.9
--------------------------------------------------------------------------------------------------------------------------
        Total fixed maturity securities   4,138.6         111.7        346.5          31.4         4,485.1          143.1
  Equity securities                           6.2           0.1          2.0           0.1             8.2            0.2
--------------------------------------------------------------------------------------------------------------------------
Total                                   $ 4,144.8       $ 111.8      $ 348.5        $ 31.5       $ 4,493.3        $ 143.3
==========================================================================================================================
% of gross unrealized loss                                 78.0%                      22.0%

DECEMBER 31, 2002:
  Fixed maturity securities:
    U.S. Treasury securities and           $ 55.3         $ 0.3          $ -           $ -          $ 55.3          $ 0.3
       obligations of U.S.
       Government corporations
       and agencies
    Obligations of states and                   -             -            -             -               -              -
      political subdivisions
    Debt securities issued by                   -             -            -             -               -              -
      foreign governments
    Public securities                       590.5          46.5        266.7          28.7           857.2           75.2
    Private securities                      245.6          32.8         70.4           8.6           316.0           41.4
    Mortgage-backed securities -             51.4           0.1         19.6             -            71.0            0.1
       U.S. Government backed
    Asset-backed securities                 576.3          62.6        260.8          92.2           837.1          154.8
--------------------------------------------------------------------------------------------------------------------------
        Total fixed maturity securities   1,519.1         142.3        617.5         129.5         2,136.6          271.8
  Equity securities                          24.6           3.9         16.1           4.0            40.7            7.9
--------------------------------------------------------------------------------------------------------------------------
Total                                   $ 1,543.7       $ 146.2      $ 633.6       $ 133.5       $ 2,177.3        $ 279.7
==========================================================================================================================
% of gross unrealized loss                                 52.3%                      47.7%

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

     Proceeds from the sale of securities available-for-sale during 2003, 2002 and 2001 were $2.22 billion, $1.53 billion and $497.2 million, respectively. During 2003, gross gains of $104.0 million ($42.0 million and $31.3 million in 2002 and 2001, respectively) and gross losses of $27.6 million ($16.6 million and $10.1 million in 2002 and 2001, respectively) were realized on those sales.

     The Company had $27.2 million and $28.0 million of real estate investments as of December 31, 2003 and 2002, respectively, that were non-income producing during the preceding twelve months.

     Real estate is presented at cost less accumulated depreciation of $22.4 million as of December 31, 2003 ($18.6 million as of December 31, 2002). The carrying value of real estate held for disposal totaled $10.5 million and $46.0 million as of December 31, 2003 and 2002, respectively.

     The recorded investment of mortgage loans on real estate considered to be impaired was $46.3 million as of December 31, 2003 ($27.4 million as of December 31, 2002), which includes $46.3 million ($10.9 million as of December 31, 2002) of impaired mortgage loans on real estate for which the related valuation allowance was $3.9 million ($2.5 million as of December 31, 2002). Impaired mortgage loans with no valuation allowance are a result of collateral dependent loans where the fair value of the collateral is estimated to be greater than the recorded investment of the loan. During 2003, the average recorded investment in impaired mortgage loans on real estate was $15.4 million ($5.5 million in 2002) and interest income recognized on those loans using the cash-basis method of income recognition, totaled $3.3 million in 2003 ($0.1 million in 2002).

     Activity in the valuation allowance account for mortgage loans on real estate for the years ended December 31 was:

(in millions)                                                                   2003           2002         2001
=================================================================================================================

Allowance, beginning of period                                               $    43.4    $     42.9  $     45.3
Net (reductions) additions (credited) charged to allowance                       (14.3)          0.5        (2.4)
--------------------------------------------------------------------------------------------------------------
Allowance, end of period                                                     $    29.1    $     43.4  $     42.9
=================================================================================================================


     During the third quarter of 2003, the Company refined its analysis of the overall performance of the mortgage loan portfolio and related allowance for mortgage loan losses. This analysis included an evaluation of the current composition of the portfolio, historical losses by property type, current economic conditions and expected losses incurred as of the balance sheet date, but not yet identified by specific loan. As a result of the analysis, the total valuation allowance was reduced by $12.1 million.

     An analysis of investment income (loss) from continuing operations by investment type follows for the years ended December 31:

(in millions)                                                                 2003           2002           2001
=====================================================================================================================

Securities available-for-sale:
   Fixed maturity securities                                                  $1,453.1        1,332.5        1,181.1
   Equity securities                                                               1.4            1.9            1.8
Mortgage loans on real estate                                                    579.7          563.8          527.9
Real estate                                                                       21.7           26.8           33.1
Short-term investments                                                             9.3           12.6           28.0
Derivatives                                                                     (100.3)         (79.6)         (19.7)
Other                                                                             64.8           31.0           20.9
---------------------------------------------------------------------------------------------------------------------
    Gross investment income                                                    2,029.7        1,889.0        1,773.1
Less investment expenses                                                          49.7           50.5           48.4
---------------------------------------------------------------------------------------------------------------------
    Net investment income                                                     $1,980.0        1,838.5        1,724.7
=====================================================================================================================

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     An analysis of net realized losses on investments, hedging instruments and hedged items, by source follows for the years ended December 31:

(in millions)                                                              2003           2002           2001
=============================================================================================================
UNRELATED PARTIES:
Realized gains on sales, net of hedging losses:
Fixed maturity securities, available-for-sale                     $          98.5      $ 42.0         $ 30.1
Hedging losses on fixed maturity sales                                      (42.4)      (36.2)          (1.5)
Equity securities, available-for-sale                                         5.5           -            1.2
Real estate                                                                   4.2        14.0            3.3
Mortgage loans on real estate                                                 3.0         3.2           11.2
Mortgage loan hedging losses                                                 (2.4)       (1.2)          (8.1)
Other                                                                           -         0.1            1.2
-------------------------------------------------------------------------------------------------------------
Total realized gains on sales - unrelated parties                            66.4        21.9           37.4
-------------------------------------------------------------------------------------------------------------

Realized losses on sales, net of hedging gains:
Fixed maturity securities, available-for-sale                               (27.2)      (15.7)          (9.3)
Hedging gains on fixed maturity sales                                         9.2        10.7            0.1
Equity securities, available-for-sale                                        (0.4)       (0.9)          (0.8)
Real estate                                                                  (0.3)       (3.0)          (1.4)
Mortgage loans on real estate                                                (5.0)       (3.3)          (0.6)
Mortgage loan hedging gains                                                   0.5         0.9              -
Other                                                                        (2.0)       (1.0)          (7.7)
-------------------------------------------------------------------------------------------------------------
Total realized losses on sales - unrelated parties                          (25.2)      (12.3)         (19.7)
-------------------------------------------------------------------------------------------------------------

Other-than-temporary impairments:
Fixed maturity securities, available-for-sale                              (159.4)     (111.6)         (66.1)
Equity securities, available-for-sale                                        (8.0)          -          (13.8)
Real estate                                                                  (0.8)       (2.4)             -
Mortgage loans on real estate                                                11.7        (6.3)          (0.7)
-------------------------------------------------------------------------------------------------------------
Total other-than-temporary impairments                                  (156.5)        (120.3)         (80.6)
-------------------------------------------------------------------------------------------------------------

Credit default swaps                                                         13.3        (6.4)          (0.5)
Derivatives, excluding hedging gains and losses on                            1.2         9.5            0.7
   sales, and credit default swaps
-------------------------------------------------------------------------------------------------------------
Total unrelated parties                                                    (100.8)     (107.6)         (62.7)
Gain on sale of limited partnership - related party                             -        23.2           44.4
-------------------------------------------------------------------------------------------------------------
Net realized losses on investments,                                      $ (100.8)    $ (84.4)       $ (18.3)
   hedging instruments and hedged items
=============================================================================================================


     Fixed maturity securities with an amortized cost of $7.8 million as of December 31, 2003 and $7.3 million as of December 31, 2002 were on deposit with various regulatory agencies as required by law.

     As of December 31, 2003 and 2002 the Company had pledged fixed maturity securities with a fair value of $101.2 million and $152.4 million, respectively, as collateral to various derivative counterparties.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     As of December 31, 2003 and 2002 the Company held collateral of $544.5 million and $413.1 million, respectively, on derivative transactions. This amount is invested in short-term investments with a corresponding liability recorded in other liabilities. The Company also held $163.0 million and $25.9 million of securities as off-balance sheet collateral on derivative transactions as of December 31, 2003 and 2002, respectively.

     As of December 31, 2003 and 2002, the Company had loaned securities with a fair value of $958.1 million and $950.5 million, respectively. As of December 31, 2003 and 2002 the Company held collateral of $976.6 million and $974.5 million, respectively. This amount is invested in short-term investments with a corresponding liability recorded in other liabilities.

(4)  DEFERRED POLICY ACQUISITION COSTS

     As part of the regular quarterly analysis of DAC, at the end of the third quarter of 2002, the Company determined that using actual experience to date and assumptions consistent with those used in the second quarter of 2002, its individual variable annuity DAC balance would be outside a pre-set parameter of acceptable results. The Company also determined that it was not reasonably possible that the DAC would return to an amount within the acceptable parameter within a prescribed period of time. Accordingly, the Company unlocked its DAC assumptions for individual variable annuities and reduced the DAC asset to the amount calculated using the revised assumptions. Because the Company unlocked the net separate account growth rate assumption for individual variable annuities for the three-year reversion period, the Company unlocked that assumption for all investment products and variable universal life insurance products to be consistent across product lines.

     Therefore, the Company recorded an acceleration of DAC amortization totaling $347.1 million, before tax, or $225.6 million, net of $121.5 million of federal income tax benefit, which has been reported in the following segments in the amounts indicated, net of tax: Individual Annuity
     - $213.4 million, Institutional Products - $7.8 million and Life Insurance
     - $4.4 million. The acceleration of DAC amortization was the result of unlocking certain assumptions underlying the calculation of DAC for investment products and variable universal life insurance products. The most significant assumption changes were the resetting of the Company's anchor date for reversion to the mean calculations to September 30, 2002, and resetting the assumption for net separate account growth to 8 percent during the three-year reversion period for all investment products and variable life insurance products, as well as increasing the future lapses and costs related to guaranteed minimum death benefits (GMDB) on individual variable annuity contracts. These adjustments were primarily driven by the sustained downturn in the equity markets.

(5)  VARIABLE ANNUITY CONTRACTS

     The Company issues traditional variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contract holder. The Company also issues non-traditional variable annuity contracts in which the Company provides various forms of guarantees to benefit the related contract holders. There are three primary guarantee types that are provided under non-traditional variable annuity contracts:
     (1) Guaranteed Minimum Death Benefits (GMDB); (2) Guaranteed Minimum Accumulation Benefits (GMAB); and (3) Guaranteed Minimum Income Benefits
     (GMIB).

     The GMDB provides a specified minimum return upon death. Many, but not all of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse and the survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract and a second death benefit paid upon the survivor's death. There are six primary GMDB types that the company offers.

          o RETURN OF PREMIUM - provides the greater of account value or total deposits made to the contract less any partial withdrawals and assessments, which is referred to as "net premiums". There are two variations of this benefit. In general, there is no lock in age for this benefit, however for some contracts, the GMDB reverts to the account value at a specified age, typically age 75.

          o RESET - provides the greater of a return of premium death benefit or the most recent five-year anniversary (prior to lock in age) account value adjusted for withdrawals. For most contracts, this GMDB locks in at age 86 or 90 and for others the GMDB reverts to the account value at age 75, 85, 86 or 90.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


          o RATCHET - provides the greater of a return of premium death benefit or the highest specified "anniversary" account value (prior to age 86) adjusted for withdrawals. Currently, there are three versions of ratchet, with the difference being based on the definition of anniversary: monthaversary - evaluated monthly, annual - evaluated annually, and five-year - evaluated every fifth year.

          o ROLLUP - provides the greater of a return of premium death benefit or premiums adjusted for withdrawals accumulated at generally 5% simple interest up to the earlier of age 86 or 200% of adjusted premiums. There are two variations of this benefit. For certain contracts, this GMDB locks in at age 86 and for others the GMDB reverts to the account value at age 75.

          o COMBO - provides the greater of annual ratchet death benefit or rollup death benefit. This benefit locks in at either age 81 or 86.

          o EARNINGS ENHANCEMENT - provides an enhancement to the death benefit that is a specified percentage of the adjusted earnings accumulated on the contract at the date of death. There are two versions of this benefit, one where the benefit expires at age 86 and a credit of 4% of account value is deposited into the contract and the second where the benefit doesn't have an end age, but has a cap on the payout and is paid upon the first death in a spousal situation. Both benefits have age limitations. This benefit is paid in addition to any other death benefits paid under the contract.

     The GMAB is a living benefit that provides the contract holder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified period of time, 5, 7 or 10 years, selected by the contract holder at the issuance of the variable annuity contract. In some cases, the contract holder also has the option, after a specified period of time, to drop the rider and continue the variable annuity contract without the GMAB. In general, the GMAB requires a minimum allocation to guaranteed term options (GTOs) or adherence to limitations required by an approved asset allocation strategy.

     The GMIB is a living benefit that provides the contract holder with a guaranteed annuitization value. The GMIB types are:

          o RATCHET - provides an annuitization value equal to the greater of account value, net premiums or the highest one-year anniversary account value (prior to age 86) adjusted for withdrawals.

          o ROLLUP - provides an annuitization value equal to the greater of account value and premiums adjusted for withdrawals accumulated at 5% compound interest up to the earlier of age 86 or 200% of adjusted premiums.

          o COMBO - provides an annuitization value equal to the greater of account value, ratchet GMIB benefit or rollup GMIB benefit.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     Following is a summary of the account values and net amount at risk, net of reinsurance, for variable annuity contracts with guarantees as of December 31, 2003 and 2002:

                                                  2003                                             2002
                               -----------------------------------------------  ----------------------------------------------
                                  ACCOUNT       NET AMOUNT       WTD. AVG.         Account      Net amount       Wtd. Avg.
(in millions)                      VALUE         AT RISK 1     ATTAINED AGE         value         at risk 1    attained age
==============================================================================================================================

GMDB:
   Return of premium               $ 9,760.0  $         199.8            56.0    $   8,737.4   $        736.7            54.0
   Reset                            17,534.2            569.4            61.0       14,710.3          1,776.9            60.0
   Ratchet                           8,147.7            141.0            63.0        6,058.3            411.2            63.0
   Roll-up                             669.7             22.2            68.0          616.7             32.8            67.0
   Combo                             2,128.7             39.6            67.0        1,104.0            111.6            65.0
------------------------------------------------------------------------------------------------------------------------------
Subtotal                          $ 38,240.3            972.0            61.0     $ 31,226.7          3,069.2            59.0
                               ==============                                    =============
Earnings enhancement                 $ 314.1             10.9            59.0        $ 213.1              1.7            61.0
                                             -----------------------------------              --------------------------------
Total - GMDB                                          $ 982.9            61.0                       $ 3,070.9            59.0
                                             ===================================              ================================

GMAB:
5 Year                                $ 79.9            $ 0.1             N/A            n/a              n/a             n/a
7 Year                                 125.5              0.5             N/A            n/a              n/a             n/a
10 Year                                 43.4              0.1             N/A            n/a              n/a             n/a
------------------------------------------------------------------------------------------------------------------------------
Total - GMAB                         $ 248.8            $ 0.7             N/A            n/a              n/a             n/a
==============================================================================================================================

GMIB: 2
Ratchet                              $ 416.6              $ -             N/A        $ 307.8              $ -             n/a
Roll-up                              1,131.9                -             N/A          664.4                -             n/a
Combo                                    1.1                -             N/A            0.1                -             n/a
------------------------------------------------------------------------------------------------------------------------------
Total - GMIB                       $ 1,549.6              $ -             N/A        $ 972.3              $ -             n/a
==============================================================================================================================

1 Net amount at risk is calculated on a seriatum basis and represents the greater of the respective guaranteed benefit less the account value and zero. As it relates to GMIB, net amount at risk is calculated as if all policies were eligible to annuitize immediately, although all GMIB options have a waiting period of at least 7 years from issuance, with the earliest annuitizations beginning in 2005.

2 The weighted average period remaining until expected annuitization is not meaningful and has not been presented because there is currently no net GMIB exposure.

     Please refer to note 8 for discussion about the use of derivatives in managing the guarantee risks discussed above. Also, refer to the equity market risk section of note 12 for discussion about the risks associated with these guarantees.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

     Following is a rollforward of the liabilities for guarantees on variable annuity contracts reflected in the general account for the years ended December 31, 2003 and 2002:

(in millions)                                                GMDB             GMAB             GMIB            TOTAL
==========================================================================================================================

Balance as of December 31, 2001                                 $ 10.8              $ -              $ -           $ 10.8
Change in fair value                                              23.6                -                -             23.6
Paid guarantee benefits                                          (20.7)               -                -            (20.7)
--------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2002                                   13.7                -                -             13.7
NEW BUSINESS ACQUIRED                                                -              4.7                -              4.7
Change in fair value                                              30.0             (0.4)               -             29.6
Paid guarantee benefits, net of reinsurance                      (21.9)               -                -            (21.9)
--------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2003                                 $ 21.8            $ 4.3              $ -           $ 26.1
==========================================================================================================================


     Account balances of contracts with guarantees were invested in separate accounts as follows as of each December 31:

(in millions)                                                                        2003            2002
===============================================================================================================

Bond mutual funds                                                                    $ 4,620.3       $ 4,476.3
Domestic equity mutual funds                                                          26,399.4        20,040.6
International equity mutual funds                                                      1,622.0         1,158.7
Money market funds                                                                     1,792.9         2,550.2
---------------------------------------------------------------------------------------------------------------
Total                                                                               $ 34,434.6      $ 28,225.8
===============================================================================================================



(6)  SHORT-TERM DEBT

     NLIC has established a $500.0 million commercial paper program under which borrowings are unsecured and are issued for terms of 364 days or less. NLIC had $199.8 million of commercial paper outstanding as of December 31, 2003 at a weighted average effective rate of 1.07%, none as of December 31, 2002. See also note 16.

     The Company paid interest on short-term debt totaling $1.3 million, $0.7 million and $5.3 million in 2003, 2002 and 2001, respectively, including $0.1 million and $0.5 million to NFS in 2003 and 2002, respectively.

(7)  LONG-TERM DEBT, PAYABLE TO NATIONWIDE FINANCIAL SERVICES, INC.

     Following is a summary of surplus notes payable to NFS as of each December 31:

(in millions)                                                                                2003              2002
====================================================================================================================

7.50% surplus note, due December 17, 2031                                                 $ 300.0           $ 300.0
8.15% surplus note, due June 27, 2032                                                       300.0             300.0
6.75% surplus note, due December 23, 2033                                                   100.0                 -
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
   Total long-term debt                                                                   $ 700.0           $ 600.0
====================================================================================================================


     The Company made interest payments to NFS on surplus notes totaling $47.1 million in 2003, $30.1 million in 2002 and none in 2001. Payments of interest and principal under the notes require the prior approval of the Ohio Department of Insurance.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


(8)  DERIVATIVE FINANCIAL INSTRUMENTS

     QUALITATIVE DISCLOSURE

     Interest Rate Risk Management

     From time to time the Company purchases fixed rate investments to back variable rate liabilities. As a result, the Company can be exposed to interest rate risk due to the mismatch between variable rate liabilities and fixed rate assets. To mitigate this risk, the Company enters into various types of derivative instruments to minimize fluctuations in fair values resulting from changes in interest rates. The Company principally uses pay fixed/receive variable interest rate swaps and short Euro futures to manage this risk.

     Under interest rate swaps, the Company receives variable interest rate payments and makes fixed rate payments. The fixed interest paid on the swap offsets the fixed interest received on the investment, resulting in the Company receiving the variable interest payments on the swap, generally 3-month libor. The net receipt of a variable rate will then match the variable rate paid on the liability.

     Short Euro futures, when considered in combination with the fixed-rate instruments, effectively change the fixed rate cash flow exposure to variable rate cash flows. With short Euro futures, if interest rates rise
     (fall), the gains (losses) on the futures are recognized in investment income. When combined with the fixed income received on the investment, the gains and losses on the Euro futures contracts results in a variable stream of cash inflows, which matches the variable interest paid on the liability.

     As a result of entering into commercial mortgage loan and private placement commitments, the Company is exposed to changes in the fair value of such commitments due to changes in interest rates during the commitment period prior to the loans being funded. To manage this risk, the Company enters into short Treasury futures during the commitment period.

     With short Treasury futures, if interest rates rise (fall), the gains (losses) on the futures will offset the change in fair value of the commitment.

     Floating rate investments (commercial mortgage loans and corporate bonds) expose the Company to variability in cash flows and investment income due to changes in interest rates. Such variability poses risks to the Company when the assets are funded with fixed rate liabilities. To manage this risk, the Company enters into receive fixed, pay variable interest rate swaps.

     In using interest rate swaps, the Company receives fixed interest rate payments and makes variable rate payments. The variable interest paid on the swap offsets the variable interest received on the investment, resulting in the Company receiving the fixed interest payments on the swap. The net receipt of a fixed rate will then match the fixed rate paid on the liability.

     Foreign Currency Risk Management

     In conjunction with the Company's medium-term note program, from time to time, the Company issues both fixed and variable rate liabilities denominated in foreign currencies. As a result, the Company is exposed to changes in fair value of the liabilities due to changes in foreign currency exchange rates and interest rates. To manage these risks, the Company enters into cross-currency interest rate swaps resulting, when combined with the hedged obligations, in net U.S. dollar cash outflows.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

     For a fixed rate liability, the cross-currency interest rate swap is structured to receive a fixed rate, in the foreign currency and pay a variable U.S. dollar rate, generally 3-month libor. For a variable rate foreign liability, the cross-currency interest rate swap is structured to receive a variable rate in the foreign currency and pay a variable U.S. dollar rate, generally 3-month libor. In both cases, the terms of the foreign currency received on the swap will exactly match the terms of the foreign currency paid on the liability, thus eliminating currency risk. Because the resulting cash flows in both cases remain variable, the Company has designated such cross-currency interest rate swaps as fair value hedging relationships.

     The Company is exposed to changes in fair value of fixed rate investments denominated in a foreign currency due to changes in foreign currency exchange rates. To manage this risk, the Company uses cross-currency interest rate swaps , resulting, when combined with hedged investments, in net U.S. dollar cash inflows.

     Cross-currency interest rate swaps on investments are structured to pay a fixed rate, in the foreign currency and receive a variable U.S. dollar rate, generally 3-month libor. The terms of the foreign currency paid on the swap will exactly match the terms of the foreign currency received on the asset, thus eliminating currency risk. Because the resulting cash inflows remain variable, the Company has designated such cross-currency interest rate swaps in fair value hedging relationships.

     Equity Market Risk Management

     Many of the Company's individual variable annuity contracts offer GMDB features. The GMDB generally provides a benefit if the annuitant dies and the contract value is less than a specified amount, which may be based on the premiums paid less amounts withdrawn or contract value on a specified anniversary date. A decline in the stock market causing the contract value to fall below this specified amount, which varies from contract to contract based on the date the contract was entered into as well as the GMDB feature elected, will increase the net amount at risk, which is the GMDB in excess of the contract value, which could result in additional GMDB claims. To manage this risk, the Company has implemented a GMDB economic hedging program for primarily for certain new business generated after December 2002. The program does not qualify for hedge accounting under FAS 133, but is designed to offset changes in the value of the GMDB obligation up to a return of the contractholder's premiums paid less amounts withdrawn. Currently the program shorts S&P 500 index futures, which provides an offset to changes in the value of the designated obligation. Prior to implementation of the GMDB hedging program in 2003, the Company managed the risk of these benefits primarily by entering into reinsurance arrangements. See note 12 for additional discussion.

     The Company also offers certain variable annuity products with a guaranteed minimum accumulation benefit (GMAB) rider. The GMAB provides the contract holder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified period of time, 5, 7 or 10 years, selected by the contract holder at the issuance of the variable annuity contract. In some cases, the contract holder also has the option, after a specified period of time, to drop the rider and continue the variable annuity contract without the GMAB. The GMAB is an embedded derivative, as such, the equity exposure in this product is recognized at fair value, separately from the annuity contract, with changes in fair value recognized in the income statement. The Company is exposed to equity market risk to the extent that the underlying investment options, which can include fixed and variable components, selected by the contract holder do not generate enough earnings over the life of the contract to at least equal the adjusted premiums. The Company is economically hedging the GMAB exposure for those risks that exceed a level considered acceptable by purchasing interest rate futures and shorting S&P 500 futures. The GMAB economic hedge does not qualify for hedge accounting under FAS 133.

     Other Non-Hedging Derivatives

     From time-to-time, the Company enters into basis swaps (receive one variable rate, pay another variable rate) to change the rate characteristics of a specific investment to better match the variable rate paid on a liability. While the pay-side terms of the basis swap will line up with the terms of the asset, the Company is not able to match the receive-side terms of the derivative to a specific liability; therefore, basis swaps do not receive hedge accounting treatment.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

     The Company sells credit default protection on selected debt instruments and combines the credit default swap with selected assets the Company owns to replicate a higher yielding bond. These assets may have sufficient duration for the related liability, but do not earn a sufficient credit spread. The combined credit default swap and cash instrument provides the duration and credit spread targeted by the Company. The credit default swaps do not qualify for hedge accounting treatment.

     The Company also has purchased credit default protection on selected debt instruments exposed to short-term credit concerns, or because the combination of the corporate bond and purchased default protection provides sufficient spread and duration targeted by the Company. The purchased credit default protection does not qualify for hedge accounting treatment.

     QUANTITATIVE DISCLOSURE

     Fair Value Hedges

     During the years ended December 31, 2003, 2002 and 2001 gains of $4.2 million, $7.1 million and $2.1 million, respectively, were recognized in net realized losses on investments, hedging instruments and hedged items. This represents the ineffective portion of the fair value hedging relationships. There were no gains or losses attributable to the portion of the derivative instruments' change in fair value excluded from the assessment of hedge effectiveness. There were also no gains or losses recognized in earnings as a result of hedged firm commitments no longer qualifying as fair value hedges.

     Cash Flow Hedges

     For the year ended December 31, 2003 and 2002, the ineffective portion of cash flow hedges was a loss of $5.4 and a gain of $1.8 million in 2002. There were no net gains or losses attributable to the portion of the derivative instruments' change in fair value excluded from the assessment of hedge effectiveness.

     The Company anticipates reclassifying less than $0.2 million in losses out of AOCI over the next 12-month period.

     In general, the maximum length of time over which the Company is hedging its exposure to the variability in future cash flows associated with forecasted transactions is twelve months or less. However, in 2003, the Company did enter into a hedge of a forecasted purchase of shares of a specified mutual fund, where delivery of the shares will occur 30 years in the future. During 2003, 2002 and 2001 the Company did not discontinue any cash flow hedges because the original forecasted transaction was no longer probable. Additionally, no amounts were reclassified from AOCI into earnings because it became probable that a forecasted transaction would not occur.

     Other Derivative Instruments, Including Embedded Derivatives

     Net realized gains and losses on investments, hedging instruments and hedged items for the years ended December 31, 2003, 2002 and 2001 include a net gain of $11.8 million, a net loss of $2.2 million and a net loss of $1.6 million, respectively, related to other derivative instruments, including embedded derivatives, not designated in hedging relationships. For the years ended December 31, 2003, 2002 and 2001, net gains of $4.2 million, $120.4 million and a net loss of $27.7 million, respectively, were recorded in net realized losses on investments, hedging instruments and hedged items reflecting the change in fair value of cross-currency interest rate swaps hedging variable rate medium-term notes denominated in foreign currencies. An additional net gain of $0.9, loss of $119.6 million and a net gain of $26.3 million were recorded in net realized losses on investments, hedging instruments and hedged items to reflect the change in spot rates of these foreign currency denominated obligations during the years ended December 31, 2003, 2002 and 2001, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

         The notional amount of derivative financial instruments outstanding as of December 31, 2003 and 2002 were as follows:

(in millions)                                                                              2003           2002
===================================================================================================================

 INTEREST RATE SWAPS:
   Pay fixed/receive variable rate swaps hedging investments                               $1,954.7      $ 2,206.5
   Pay variable/receive fixed rate swaps hedging investments                                  188.2          229.7
   Pay variable/receive variable rate swaps                                                   154.0          221.0
   Pay variable/receive fixed rate swaps hedging liabilities                                  500.0          500.0
   Pay variable/receive variable rate swaps                                                   430.0          430.0
   Other contracts hedging investments                                                        842.5          690.8
CROSS CURRENCY INTEREST RATE SWAPS:
    Hedging foreign currency denominated investments                                          580.1          111.0
    Hedging foreign currency denominated liabilities                                        2,643.9        3,033.6
Futures contracts                                                                           2,615.8        4,250.9
-------------------------------------------------------------------------------------------------------------------
Total                                                                                      $9,909.2      $11,673.5
===================================================================================================================


(9)  FEDERAL INCOME TAX

     Through September 30, 2002, the Company filed a consolidated federal income tax return with Nationwide Mutual Insurance Company (NMIC), the ultimate majority shareholder of NFS. Effective October 1, 2002, Nationwide Corporation's ownership in NFS decreased from 80% to 63%, and as a result, NFS and its subsidiaries, including the Company, no longer qualify to be included in the NMIC consolidated federal income tax return. The members of the NMIC consolidated federal income tax return group participated in a tax sharing arrangement, which provided, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

     Under Internal Revenue Code regulations, NFS and its subsidiaries cannot file a life/non-life consolidated federal income tax return until five full years following NFS' departure from the NMIC consolidated federal income tax return group. Therefore, NFS and its direct non-life insurance company subsidiaries will file a consolidated federal income tax return; NLIC and NLAIC will file a consolidated federal income tax return; the direct non-life insurance companies under NLIC will file separate federal income tax returns until 2008, when NFS expects to be able to file a single consolidated federal income tax return with all of its subsidiaries, including NLIC.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

         The tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31, 2003 and 2002 were as follows:

(in millions)                                                                                  2003            2002
========================================================================================================================

DEFERRED TAX ASSETS:
   Future policy benefits                                                                        $ 594.8        $ 549.6
   Derivatives                                                                                      11.7           40.2
   Other                                                                                           104.4           40.1
------------------------------------------------------------------------------------------------------------------------
       Gross deferred tax assets                                                                   710.9          629.9
   Less valuation allowance                                                                         (7.0)          (7.0)
------------------------------------------------------------------------------------------------------------------------
       Net deferred tax assets                                                                     703.9          622.9
------------------------------------------------------------------------------------------------------------------------

DEFERRED TAX LIABILITIES:
   Fixed maturity securities                                                                       390.0          402.2
   Equity securities and other investments                                                          42.7           37.4
   Deferred policy acquisition costs                                                               840.8          762.0
   Other                                                                                            88.1           50.5
------------------------------------------------------------------------------------------------------------------------
       Gross deferred tax liabilities                                                            1,361.6        1,252.1
------------------------------------------------------------------------------------------------------------------------
             Net deferred tax liability                                                          $ 657.7        $ 629.2
========================================================================================================================


     In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of federal income tax paid within the statutory carryback period can offset nearly all future deductible amounts. The valuation allowance was unchanged for each of the years in the three-year period ended December 31, 2003.

     The Company's current federal income tax liability was $106.3 million and $176.4 million as of December 31, 2003 and 2002, respectively.

     Federal income tax expense attributable to income from continuing operations before cumulative effect of adoption of accounting principles for the years ended December 31 was as follows:

(in millions)                                                                  2003           2002           2001
======================================================================================================================

Current                                                                     $      106.7        $ 63.7         $ 32.2
Deferred                                                                           (10.5)        (55.0)         129.0
----------------------------------------------------------------------------------------------------------------------
Federal income tax expense                                                  $       96.2        $  8.7         $161.2
======================================================================================================================

     The customary relationship between federal income tax expense and pre-tax income from continuing operations before cumulative effect of adoption of accounting principles did not exist in 2002. This is a result of the impact of the $121.5 million tax benefit associated with the $347.1 million of accelerated DAC amortization reported in 2002 (see note 4) being calculated at the U.S. federal corporate income tax rate of 35%.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     Total federal income tax expense for the years ended December 31, 2003, 2002 and 2001 differs from the amount computed by applying the U.S. federal income tax rate to income from continuing operations before federal income tax expense and cumulative effect of adoption of accounting principles as follows:


                                                   2003                   2002                    2001
                                               ---------------------- ----------------------- -----------------------
(in millions)                                     AMOUNT        %        Amount        %         Amount        %
=====================================================================================================================

Computed (expected) tax expense               $  152.0         35.0    $  59.3        35.0     $ 220.1        35.0
Tax exempt interest and dividends
  received deduction                             (45.7)       (10.5)     (38.9)      (22.9)      (48.8)       (7.7)
Income tax credits                               (10.8)        (2.5)     (12.7)       (7.5)      (11.5)       (1.8)
Other, net                                         0.7          0.1        1.0         0.5         1.4         0.1
---------------------------------------------------------------------------------------------------------------------
Total (effective rate for each year)          $   96.2         22.1    $   8.7         5.1    $  161.2        25.6
=====================================================================================================================


     Total federal income tax paid (refunded) was $176.0 million, $71.0 million and $(45.4) million during the years ended December 31, 2003, 2002 and 2001, respectively. The 2002 amount includes $56.0 million for previously deferred intercompany gains for tax purposes that became due when NFS no longer qualified to be included in the NMIC consolidated federal income tax return.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


(10) COMPREHENSIVE INCOME

     Comprehensive income includes net income as well as certain items that are reported directly within a separate component of shareholder's equity that bypass net income. Other comprehensive income is comprised of net unrealized gains on securities available-for-sale and accumulated net gains (losses) on cash flow hedges. The related before and after federal income tax amounts for the years ended December 31, 2003, 2002 and 2001 were as follows:

                                                                                            YEARS ENDED DECEMBER 31,
                                                                          -------------------------------------------
(in millions)                                                                 2003           2002           2001
=====================================================================================================================

Unrealized (losses) gains on securities available-for-sale arising during the period:
Gross                                                                      $     (16.7)       $ 527.5        $ 164.0
Adjustment to deferred policy acquisition costs                                   56.9         (205.7)         (71.7)
Adjustment to future policy benefits and claims                                   22.6         (133.2)             -
Related federal income tax expense                                               (22.4)         (66.0)         (32.3)
---------------------------------------------------------------------------------------------------------------------
Net unrealized gains                                                              40.4          122.6           60.0
---------------------------------------------------------------------------------------------------------------------

Reclassification adjustment for net losses on securities available-for-sale realized during the period:
Gross                                                                             91.0           86.2           58.7
Related federal income tax benefit                                               (31.8)         (30.2)         (20.5)
---------------------------------------------------------------------------------------------------------------------
Net reclassification adjustment                                                   59.2           56.0           38.2
---------------------------------------------------------------------------------------------------------------------

Other comprehensive income on securities                                          99.6          178.6           98.2
   available-for-sale
---------------------------------------------------------------------------------------------------------------------

Accumulated net (losses) gains on cash flow hedges:
Gross                                                                            (40.9)          16.9          (13.5)
Related federal income tax benefit (expense)                                      14.3           (5.9)           4.7
---------------------------------------------------------------------------------------------------------------------
Other comprehensive (loss) income on cash flow hedges                            (26.6)          11.0           (8.8)
---------------------------------------------------------------------------------------------------------------------

Accumulated net loss on transition adjustments:
Transition adjustment - SFAS 133                                                     -              -           (5.6)
Transition adjustment - EITF 99-20                                                   -              -            3.5
Related federal income tax benefit                                                   -              -            0.7
---------------------------------------------------------------------------------------------------------------------
Other comprehensive loss on transition adjustments                                   -              -           (1.4)
---------------------------------------------------------------------------------------------------------------------

Total other comprehensive income                                           $      73.0    $     189.6     $     88.0
=====================================================================================================================


     Reclassification adjustments for net realized gains and losses on the ineffective portion of cash flow hedges were immaterial during 2003, 2002 and 2001 and, therefore, are not reflected in the table above.

(11) FAIR VALUE OF FINANCIAL INSTRUMENTS

     The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements of financial instruments. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     The fair value of a financial instrument is defined as the amount at which the financial instrument could be bought, or in case of liabilities incurred, or sold, or in the case of liabilities settled, in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on the best information available in the circumstances. Such estimates of fair value should consider prices for similar assets or similar liabilities and the results of valuation techniques to the extent available in the circumstances. Examples of valuation techniques include the present value of estimated expected future cash flows using discount rates commensurate with the risks involved, option-pricing models, matrix pricing, option-adjusted spread models, and fundamental analysis. Valuation techniques for measuring assets and liabilities must be consistent with the objective of measuring fair value and should incorporate assumptions that market participants would use in their estimates of values, future revenues, and future expenses, including assumptions about interest rates, default, prepayment, and volatility. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using matrix pricing, present value or other suitable valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

     Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from the disclosure requirements, the Company's estimate of the fair values of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

     The tax ramifications of the related unrealized gains and losses can have a significant effect on the estimates of fair value and have not been considered in arriving at such estimates.

     In estimating its fair value disclosures, the Company used the following methods and assumptions:

          Fixed maturity and equity securities: The fair value of fixed maturity and marketable equity securities is generally obtained from independent pricing services based on market quotations. For fixed maturity securities not priced by independent services (generally private placement securities and securities that do not trade regularly), an internally developed pricing model or "corporate pricing matrix" is most often used. The corporate pricing matrix is developed by obtaining spreads versus the US Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the corporate matrix are important inputs into the model and are used to determine a corresponding spread that is added to the US Treasury yield to create an estimated market yield for the that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Additionally, the Company's internal corporate pricing matrix is not suitable for valuing certain fixed maturity securities, particularly those with complex cash flows such as certain mortgage-backed and asset-backed securities. In these cases, a separate "structured product pricing matrix" has been developed to value, as appropriate, using the same methodology described above. For securities for which quoted market prices are not available and for which the Company's structured product pricing matrix is not suitable for estimating fair values, qualified company representatives determine the fair value using other modeling techniques, primarily using a commercial software application utilized in valuing complex securitized investments with variable cash flows. As of December 31, 2003, 68% of the fair values of fixed maturity securities were obtained from independent pricing services, 21% from the Company's pricing matricies and 11% from other sources.

          Mortgage loans on real estate, net: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Estimated fair value is based on the present value of expected future cash flows discounted at the loan's effective interest rate.

          Policy loans, short-term investments and cash: The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair value.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


          Separate account assets and liabilities: The fair value of assets held in separate accounts is based on quoted market prices. The fair value of liabilities related to separate accounts is the amount payable on demand, which is net of certain surrender charges.

          Investment contracts: The fair value for the Company's liabilities under investment type contracts is based on one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

          Policy reserves on life insurance contracts: Included are disclosures for individual and corporate-owned life insurance, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, for which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

          Short-term debt and collateral received - securities lending and derivatives: The carrying amounts reported in the consolidated balance sheets for these instruments approximates their fair value.

          Long-term debt, payable to NFS: The fair value for long-term debt is based on estimated market prices.

          Commitments to extend credit: Commitments to extend credit have nominal fair value because of the short-term nature of such commitments. See note 12.

          Interest rate and cross currency interest rate swaps: The fair value for interest rate and cross currency interest rate swaps are calculated with pricing models using current rate assumptions.

          Futures contracts: The fair value for futures contracts is based on quoted market prices.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


         Carrying amount and estimated fair value of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts were as follows as of December 31:

                                                                 2003                        2002
                                                              --------------------------- --------------------------
                                                               CARRYING      ESTIMATED     Carrying      Estimated
(in millions)                                                   AMOUNT       FAIR VALUE     amount      fair value
====================================================================================================================

ASSETS
   Investments:
      Securities available-for-sale:
         Fixed maturity securities                              $26,946.8      $26,946.8   $ 24,169.0    $ 24,169.0
         Equity securities                                           85.6           85.6         84.3          84.3
      Mortgage loans on real estate, net                          8,345.8        8,830.0      7,923.2       8,536.4
      Policy loans                                                  618.3          618.3        629.2         629.2
      Short-term investments                                      1,860.8        1,860.8      1,210.3       1,210.3
   Cash                                                               0.1            0.1          0.9           0.9
   Assets held in separate accounts                              57,084.5       57,084.5     47,208.2      47,208.2

LIABILITIES
   Investment contracts                                         (28,663.4)     (27,239.8)   (25,276.3)    (23,634.1)
   Policy reserves on life insurance contracts                   (6,658.9)      (6,706.7)    (6,403.5)     (6,479.6)
Short-term debt                                                    (199.8)        (199.8)           -             -
   Long-term debt, payable to NFS                                  (700.0)        (803.7)      (600.0)       (728.5)
   Collateral received - securities lending and derivatives      (1,521.1)      (1,521.1)    (1,363.6)     (1,363.6)
   Liabilities related to separate accounts                     (57,084.5)     (56,118.6)   (47,208.2)    (45,524.6)

DERIVATIVE FINANCIAL INSTRUMENTS
   Interest rate swaps hedging assets                               (99.4)         (99.4)      (141.2)       (141.2)
   Cross currency interest rate swaps                               599.1          599.1        325.1         325.1
   Futures contracts                                                (25.2)         (25.2)       (45.7)        (45.7)
   Other derivatives                                                  4.6            4.6            -             -
--------------------------------------------------------------------------------------------------------------------


(12) RISK DISCLOSURES

     The following is a description of the most significant risks facing the Company and how it mitigates those risks:

     Credit Risk: The risk that issuers of securities, mortgagees on real estate mortgage loans or other parties, including reinsurers and derivatives counterparties, default on their contractual obligations. The Company mitigates this risk by adhering to investment policies that provide portfolio diversification on an asset class, creditor, and industry basis, and by complying with investment limitations governed by State insurance laws and regulations, as applicable. The Company actively monitors and manages exposures, including restructuring, reducing, or liquidating investments, and determines whether any securities are impaired or loans are deemed uncollectible and takes charges in the period such assessments are made. The ratings of reinsurers who owe the Company money are regularly monitored along with outstanding balances as part of the Company's reinsurance collection process, with timely follow-up on delayed payments. The aggregate credit risk taken in the investment portfolio is influenced by management's risk/return preferences, the economic and credit environment, the relationship of credit risk in the asset portfolio to other business risks that the Company is exposed to and the Company's current and expected future capital position.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     Interest Rate Risk: The risk that interest rates will change and cause a decrease in the value of an insurer's investments relative to the value of its liabilities, and/or an unfavorable change in prepayment activity, resulting in compressed interest margins. For example, if liabilities come due more quickly than assets mature, an insurer could potentially have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss. In some investments that contain borrower options, this risk may be realized through unfavorable cash flow patterns, e.g. increased principal repayment when interest rates have declined. When unfavorable interest rate movements occur, interest margins may compress, reducing profitability. The Company mitigates this risk by offering products that transfer this risk to the purchaser and/or by attempting to approximately match the maturity schedule of its assets with the expected payouts of its liabilities, both at inception and on an ongoing basis. In some investments that permit prepayment at the borrower option, make-whole provisions are required such that if the borrower prepays in a lower-rate environment, the Company be compensated for the loss of future income. In other situations, the Company accepts some interest rate risk in exchange for a higher yield on the investment.

     Legal/Regulatory Risk: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company's products, or create additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by offering a wide range of products and by operating throughout the U.S., thus reducing its exposure to any single product or jurisdiction, and also by employing practices that identify and minimize the adverse impact of this risk.

     Ratings Risk: The risk that rating agencies change their outlook or rating of the Company or a subsidiary of the company. The rating agencies generally utilize proprietary capital adequacy models in the process of establishing ratings for the Company and certain subsidiaries. The Company is at risk to changes in these models and the impact that changes in the underlying business that it is engaged in can have on such models. To mitigate this risk, the Company maintains regular communications with the rating agencies and evaluates the impact of significant transactions on such capital adequacy models and considers the same in the design of transactions to minimize the adverse impact of this risk.

     Financial Instruments with Off-Balance-Sheet Risk: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheets.

     Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower and are subject to conditions established in the uinderlying contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgaged property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to generally lend no more than 80% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $391.8 million extending into 2004 were outstanding as of December 31, 2003. The Company also had $110.3 million of commitments to purchase fixed maturity securities outstanding as of December 31, 2003.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     Notional amounts of derivative financial instruments, primarily interest rate swaps, interest rate futures contracts and foreign currency swaps, significantly exceed the credit risk associated with these instruments and represent contractual balances on which calculations of amounts to be exchanged are based. Credit exposure is limited to the sum of the aggregate fair value of positions that have become favorable to the Company, including accrued interest receivable due from counterparties. Potential credit losses are minimized through careful evaluation of counterparty credit standing, selection of counterparties from a limited group of high quality institutions, collateral agreements and other contract provisions. Any exposures related to derivative activity are aggregated with other credit exposures between the Company and the derivative counterparty to assess adherence to established credit limits. As of December 31, 2003, the Company's credit risk from these derivative financial instruments was $75.8 million, net of $544.5 million of cash collateral and $163.0 million in securities pledged as collateral.

     Equity Market Risk: Asset fees calculated as a percentage of the separate account assets are a significant source of revenue to the Company. As of December 31, 2003, approximately 80% of separate account assets were invested in equity mutual funds. Gains and losses in the equity markets will result in corresponding increases and decreases in the Company's separate account assets and the reported asset fee revenue. In addition, a decrease in separate account assets may decrease the Company's expectations of future profit margins due to a decrease in asset fee revenue and/or an increase in GMDB or GMAB claims, which may require the Company to accelerate the amortization of DAC.

     Many of the Company's individual variable annuity contracts offer GMDB features. The GMDB generally provides a benefit if the annuitant dies and the contract value is less than a specified amount, which may be based on the premiums paid less amounts withdrawn or contract value on a specified anniversary date. A decline in the stock market causing the contract value to fall below this specified amount, which varies from contract to contract based on the date the contract was entered into as well as the GMDB feature elected, will increase the net amount at risk, which is the GMDB in excess of the contract value, which could result in additional GMDB claims. The Company utilizes a combination of risk management techniques to mitigate this risk. In general, for most contracts issued prior to July 2002, the Company obtained reinsurance from independent third parties, whereas for certain contracts issued after December 2002, the Company has been executing an economic hedging program. The GMDB economic hedging program is designed to offset changes in the economic value of the GMDB obligation up to a return of the contract holder's premium payments, however the first 10% of GMDB claims are not hedged. Currently the program shorts S&P 500 index futures, which provides an offset to changes in the value of the designated obligation. The Company's economic evaluation of the GMDB obligation is not consistent with current accounting treatment of the GMDB obligation. Therefore the hedging activity will lead to volatility of earnings. This volatility was negligible in 2003. As of December 31, 2003, the net amount at risk, defined as the excess of the death benefit over the account value, was $2.8 billion before reinsurance and $982.9 million net of reinsurance. As of December 31, 2003 and 2002, the Company's reserve for GMDB claims was $21.8 million and $13.7 million, respectively. See note 21 for discussion of the impact of adopting a new accounting principle regarding GMDB reserves in 2004.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

     The Company also offers certain variable annuity products with a GMAB rider. The GMAB provides the contract holder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified period of time, 5, 7 or 10 years, selected by the contract holder at the time of issuance of the variable annuity contract. In some cases, the contract holder also has the option, after a specified period of time, to drop the rider and continue the variable annuity contract without the GMAB. The design of the GMAB rider limits the risk to the Company in a variety of ways including the requirement that a significant portion of the premium be allocated to a guaranteed term option (GTO) that is a fixed rate investment, thereby reducing the equity exposure. The GMAB represents an embedded derivative in the variable annuity contract that is required to be separated from and valued apart from the host variable annuity contract. The embedded derivative is carried at fair value and reported in other future policy benefits and claims. The Company initially records an offset to the fair value of the embedded derivative on the balance sheet, which is amortized through the income statement over the term of the GMAB period of the contract. The fair value of the GMAB embedded derivative is calculated based on actuarial assumptions related to the projected benefit cash flows incorporating numerous assumptions including, but not limited to, expectations of contract holder persistency, market returns, correlation's of market returns and market return volatility. The Company began selling contracts with the GMAB feature on May 1, 2003. Beginning October 1, 2003, the Company launched an enhanced version of the rider that offered increased equity exposure to the contract holder in return for a higher charge. The Company simultaneously began economically hedging the GMAB exposure for those risks that exceed a level it considered acceptable. The GMAB economic hedge consists of shorting interest rate futures and S&P 500 futures contracts and does not qualify for hedge accounting under FAS 133. See note 2(c) for discussion of economic hedges. The objective of the GMAB economic hedge strategy is to manage the exposures with risk beyond a level considered acceptable to the Company. The Company is exposed to equity market risk related to the GMAB feature should the growth in the underlying investments, including any GTO investment, fail to reach the guaranteed return level. The GMAB embedded derivative will create volatility in earnings, however the hedging program provides substantial mitigation of this exposure. This volatility was negligible in 2003. The fair value of the GMAB embedded derivative as of December 31, 2003 was $4.3 million. Changes in the fair value of the GMAB embedded derivative and the hedging instruments totaled $(0.4) million and $(0.1) million, respectively, during the year ended December 31, 2003.

     Significant Concentrations of Credit Risk: The Company grants mainly commercial mortgage loans on real estate to customers throughout the U. S. As of December 31, 2003, the Company has a diversified portfolio with no more than 23% in any geographic area and no more than 2% with any one borrower. As of December 31, 2003, 31% of the carrying value of the Company's commercial mortgage loan portfolio financed retail properties.

     Significant Business Concentrations: As of December 31, 2003, the Company did not have a material concentration of financial instruments in a single investee, industry or geographic location. Also, the Company did not have a concentration of business transactions with a particular customer, lender or distribution source, a market or geographic area in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company's financial position.

     Guarantee Risk: In connection with the selling of securitized interests in Low Income Housing Tax Credit Funds (Tax Credit Funds), see note 18, the Company guarantees a specified minimum return to the investor. The guaranteed return varies by transaction and follows general market trends. The Company's risk related to securitized interests in Tax Credit Funds is that the tax benefits provided to the investor are not sufficient to provide the guaranteed cumulative after-tax yields. The Company mitigates these risks by having qualified individuals with extensive industry experience perform due diligence on each of the underlying properties to ensure they will be capable of delivering the amount of credits anticipated and by requiring cash reserves to be held at various levels within these structures to provide for possible shortfalls in the amount of credits generated.

     Reinsurance: The Company has entered into reinsurance contracts to cede a portion of its general account individual annuity business. Total recoveries due from these contracts were $635.9 million as of December 31, 2003. The contracts are immaterial to the Company's results of operations. The ceding of risk does not discharge the original insurer from its primary obligation to the contractholder. Under the terms of the contracts, trusts have been established as collateral for the recoveries. The trust assets are invested in investment grade securities, the fair value of which must at all times be greater than or equal to 100% or 102% of the reinsured reserves, as outlined in each of the underlying contract.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

     Collateral - Derivatives: The Company enters into agreements with various counterparties to execute over-the-counter derivative transactions. The Company's policy is to include a Credit Support Annex with each agreement to protect the Company for any exposure above the approved credit threshold. This also protects the counterparty against exposure to the Company. The Company generally posts securities as collateral and receives cash as collateral from counterparties. The Company maintains ownership of the pledged securities at all times and is entitled to receive from the borrower any payments for interest or dividends received on such securities during the period it is pledged as collateral.

     Collateral - Securities Lending: The Company, through its agent, lends certain portfolio holdings and in turn receives cash collateral. The cash collateral is invested in high-quality short-term investments. The Company's policy requires a minimum of 102% of the fair value of the securities loaned be maintained as collateral. Net returns on the investments, after payment of a rebate to the borrower, are shared between the Company and its agent. Both the borrower and the Company can request or return the loaned securities at any time. The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest or dividends received on such securities during the loan term.

(13) PENSION PLAN, POSTRETIREMENT BENEFITS OTHER THAN PENSIONS AND RETIREMENT SAVINGS PLAN

     The Company, together with certain affiliated companies, sponsors pension plans covering all employees of participating companies who have completed at least one year of service and who have met certain age requirements. Plan contributions are invested in a group annuity contract of NLIC. Benefits are based upon the highest average annual salary of a specified number of consecutive years of the last ten years of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company.

     Pension costs charged to operations by the Company during the years ended December 31, 2003, 2002 and 2001 were $13.2 million, $10.0 million and $5.0 million, respectively. The Company has recorded a prepaid pension asset of $7.7 million as of December 31, 2003 compared to pension liability of $0.5 million as of December 31, 2002.

     In addition to the defined benefit pension plan, the Company, together with certain other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees, hired prior to June 1, 2000, who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, by no more than three percent through 2006, at which time the cap will be frozen. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

     The Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the Act) was signed into law on December 8, 2003. FASB Staff Position FAS 106-1, Accounting and Disclosure Requirements Related to the Medicare Prescription Drug, Improvement and Modernization Act of 2003 permits employers that sponsor postretirement benefit plans to defer accounting for the effects of the Act until the FASB issues guidance on how to account for the provisions of the Act. Specific authoritative guidance on accounting for the Act is pending. The issued guidance could require the plan sponsor to change previously reported information. The Company will defer recognition of the Act until the guidance is issued. Any measures of the accumulated postretirement benefit obligation (APBO) and net periodic postretirement benefit cost (NPPBC) do not reflect the effects of the Act.

     The Company's accrued postretirement benefit expense as of December 31, 2003 and 2002 was $50.5 million and $51.9 million, respectively, and the NPPBC for 2003, 2002 and 2001 was $1.1 million, $3.5 million and $2.9 million, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

     Information regarding the funded status of the pension plans as a whole and the postretirement life and health care benefit plan as a whole, both of which are U.S. plans, as of December 31, 2003 and 2002 follows:

                                                                  PENSION BENEFITS           POSTRETIREMENT BENEFITS
                                                             ---------------------------  ------------------------------
(in millions)                                                   2003           2002           2003            2002
========================================================================================================================

CHANGE IN BENEFIT OBLIGATION:
Benefit obligation at beginning of year                    $  2,236.2      $   2,132.2     $   269.7      $   314.0
Service cost                                                    104.0            103.3           9.9           13.2
Interest cost                                                   131.7            135.6          19.5           22.5
Participant contributions                                           -                -           4.2            4.0
Plan amendment                                                    1.6            (11.5)            -         (117.7)
Actuarial loss (gain)                                            85.1            (13.1)         (2.8)          54.0
Benefits paid                                                  (101.6)           (97.6)        (20.4)         (20.3)
Impact of settlement/curtailment                                    -            (12.7)            -              -
Impact of plan merger                                               -                -          26.7              -
------------------------------------------------------------------------------------------------------------------------
Benefit obligation at end of year                             2,457.0          2,236.2         306.8          269.7
------------------------------------------------------------------------------------------------------------------------

CHANGE IN PLAN ASSETS:
Fair value of plan assets at beginning of year                1,965.0          2,200.7         106.9          119.7
Actual return on plan assets                                    265.4           (142.4)         16.5          (12.7)
Employer contributions1                                         113.6              4.3          20.3           16.2
Participant contributions                                           -                -           4.2            4.0
Benefits paid1                                                 (101.6)           (97.6)        (20.4)         (20.3)
------------------------------------------------------------------------------------------------------------------------
Fair value of plan assets at end of year                      2,242.4          1,965.0         127.5          106.9
------------------------------------------------------------------------------------------------------------------------

Funded status                                                  (214.6)          (271.2)       (179.3)        (162.8)
Unrecognized prior service cost                                  30.3             33.6        (103.3)        (116.9)
Unrecognized net losses                                         192.1            225.9          56.9           71.9
Unrecognized net (asset) obligation at transition                (2.5)            (3.8)            -            0.1
------------------------------------------------------------------------------------------------------------------------
Prepaid (accrued) benefit cost, net                        $      5.3  $         (15.5)    $  (225.7)     $  (207.7)
========================================================================================================================
------------------------------------------------------------------------------------------------------------------------
Accumulated benefit obligation                             $  2,020.2      $   1,821.0           N/A            N/A
========================================================================================================================

          ________

          1 Employer contributions and benefits paid include only those amounts contributed directly to or paid directly from plan assets.

     Effective January 1, 2003, the pension plan was amended to improve benefits for certain participants, resulting in an increase in the projected benefit of $1.6 million. Two significant plan changes were enacted to the postretirement benefit plans as of December 31, 2002. The postretirement medical plan was revised to reflect the current expectation that there will be no further increases in the benefit cap after 2006. Prior to 2007, it is assumed that benefit caps will increase by 3 percent per year, at which time the cap will be frozen. The postretirement death benefit plan was revised to reflect that all employer subsidies will be phased out beginning in 2007. The 2007 subsidy is assumed to be 2/3 of the current subsidy and the 2008 subsidy is assumed to be 1/3 of the current amount. There is no employer subsidized benefit assumed after 2008.

     The plan sponsor and participating employers, including the Company, expect to contribute $130.0 million to the pension plan and $20.0 million to the postretirement benefit plan in 2004.

     Effective January 1, 2002, the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA) raised IRS limits for benefits and salaries considered in qualified pension plans. The projected benefit obligation decreased by $11.5 million from December 31, 2001 due to the anticipation of the EGTRRA sunset provisions not recognized in the December 31, 2001 calculations.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     On June 30, 2002, NMIC Medicare operations ceased, and all Medicare employees were terminated as Nationwide employees. Curtailment charges of $10.5 million and curtailment credits of $10.0 million were directly assigned to NMIC for the years ended December 31, 2003 and 2002 respectively.

     Weighted average assumptions used in calculating benefit obligations and the funded status of the pension plan and postretirement life and health care benefit plan as of the end of each period presented were as follows:

                                                             PENSION BENEFITS           POSTRETIREMENT BENEFITS
                                                        ----------------------------  -----------------------------
                                                            2003           2002           2003           2002
===================================================================================================================

Discount rate                                                  5.50%          6.00%          6.10%           6.60%
Rate of increase in future compensation levels                 4.00%          4.50%              -               -
Assumed health care cost trend rate:
Initial rate                                                       -              -        11.00%1         11.30%1
Ultimate rate                                                      -              -         5.20%1          5.70%1
Declining period                                                   -              -       11 YEARS        11 Years
-------------------------------------------------------------------------------------------------------------------


          ________
          1 The 2003 initial rate is 12.0% for participants over age 65, with an ultimate rate of 5.6% and the 2002 initial rate is 12.3% for participants over age 65, with an ultimate rate of 6.3%.

     The Company uses a December 31 measurement date for all plans.

     The asset allocation for the pension plan as a whole at the end of 2003 and 2002, and the target allocation for 2004, by asset category, are as follows:

                                                                                 TARGET
                                                                          ALLOCATION PERCENTAGE       PERCENTAGE OF PLAN ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
Asset Category                                                                    2004                  2003             2002
===================================================================================================================================
Equity Securities                                                                40 - 65                      45%              43%
Debt Securities                                                                  25 - 50                      55%              57%
Real Estate                                                                       0 - 10                       0%               0%
Total                                                                                  -                     100%             100%
===================================================================================================================================


     The plan employs a total return investment approach whereby a mix of equities and fixed income investments are used to maximize the long-term return of plan assets for a prudent level of risk. Risk tolerance is established through careful consideration of plan liabilities, plan funded status, and corporate financial condition. Plan language requires investment in a group annuity contract backed by fixed investments with an interest rate guarantee to match liabilit ies for specific classes of retirees. On a periodic basis, the portfolio is analyzed to establish the optimal mix of assets given current market conditions given the risk tolerance. In the most recent study, asset sub-classes were considered in debt securities (diversified US investment grade bonds, diversified high-yield US securities, and international fixed income, emerging markets, and commercial mortgage loans) and equity investments (domestic equities, private equities, international equities, emerging market equities and real estate investments). Each asset sub-class chosen contains a diversified blend of securities from that sub-class. Investment mix is measured and monitored on an on-going basis through regular investment reviews, annual liability measurements, and periodic asset/liability studies.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

     The asset allocation for the other postretirement life and healthcare benefit plan as a whole at the end of 2003 and 2002, and the target allocation for 2004, by asset category, are as follows:

                                                                               TARGET
                                                                        ALLOCATION PERCENTAGE       PERCENTAGE OF PLAN ASSETS
---------------------------------------------------------------------------------------------------------------------------------
Asset Category                                                                  2004                  2003             2002
=================================================================================================================================
                                                                                     -
Equity Securities                                                              50 - 80                 59%               53%
Debt Securities                                                                20 - 50                 35%               39%
Other                                                                           0 - 10                  6%                8%
Total                                                                                -                100%              100%
=================================================================================================================================


         The other postretirement life and health care benefit plan employs a total return investment approach whereby a mix of equities and fixed income investments are used to maximize the long-term return of plan assets for a prudent level of risk. Risk tolerance is established through careful consideration of plan liabilities, plan funded status, and corporate financial condition. Plan investments for retiree life insurance benefits include a retiree life insurance contract issued by NLIC and for retiree medical liabilities both a group annuity contract issued by NLIC backed by fixed investments with an interest rate guarantee and a separate account invested in diversified US equities. The investment mix is measured and monitored on an on-going basis through regular investment reviews, annual liability measurements, and periodic asset/liability studies.

         The components of net periodic pension cost for the pension plan as a whole for the years ended December 31, 2003, 2002 and 2001 were as follows:

(in millions)                                                                    2003            2002             2001
========================================================================================================================

Service cost (benefits earned during the period)                           $     104.0    $      103.3   $        89.3
Interest cost on projected benefit obligation                                    131.7           135.6           129.1
Expected return on plan assets                                                  (156.7)         (178.6)         (183.8)
Recognized gains                                                                   0.1               -            (7.8)
Amortization of prior service cost                                                 4.5             4.4             3.2
Amortization of unrecognized transition asset                                     (1.3)           (1.3)           (1.3)
------------------------------------------------------------------------------------------------------------------------
       Net periodic pension cost                                            $     82.3    $       63.4   $        28.7
========================================================================================================================


     Weighted average assumptions used in calculating the net periodic pension cost, set at the beginning of each year, for the pension plan were as follows:

                                                                             2003           2002           2001
====================================================================================================================

Weighted average discount rate                                              6.00%          6.50%          6.75%
Rate of increase in future compensation levels                              4.50%          4.75%          5.00%
Expected long-term rate of return on plan assets                            7.75%          8.25%          8.00%
--------------------------------------------------------------------------------------------------------------------

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     The Company employs a prospective building block approach in determining the long-term expected rate of return for plan assets. This process is integrated with the determination of other economic assumptions such as discount rate and salary scale. Historical markets are studied and long-term historical relationships between equities and fixed-income are preserved consistent with the widely accepted capital market principle that assets with higher volatility generate a greater return over the long run called a risk premium. Historic risk premiums are used to develop expected real rates of return of each asset sub-class. The expected real rates of return, reduced for investment expenses, are applied to the target allocation of each asset sub-class to produce an expected real rate of return for the target portfolio. This expected real rate of return will vary by plan and will change when the plan's target investment portfolio changes. Current market factors such as inflation and interest rates are incorporated in the process as follows. For a given measurement date, the discount rate is set by reference to the yield on high-quality corporate bonds to approximate the rate at which plan benefits could effectively be settled. The historic real rate of return is subtracted from these bonds to generate an assumed inflation rate. The expected long-term rate of return for plan assets is the assumed inflation rate plus the expected real rate of return. This process effectively sets the expected return for the plan's portfolio at the yield for the reference bond portfolio, adjusted for expected risk premiums of the target asset portfolio. Given the prospective nature of this calculation, short-term fluctuations in the market do not impact the expected risk premiums. However, as the yield for the reference bond fluctuates, the assumed inflation rate and the expected long-term rate are adjusted in tandem.

     In 2002, the pension plan's target investment portfolio was modified based on the recommendations of a pension optimization study. This change in investment strategy is expected to increase long-term real rates of return 0.50% while maintaining the same aggregate risk level. For this reason, the expected long-term rate of return was increased to 8.25% in 2002 from 8.00% in 2001.

     The components of NPPBC for the postretirement benefit plan as a whole for the years ended December 31, 2003, 2002 and 2001 were as follows:

(in millions)                                                                 2003           2002           2001
=====================================================================================================================
Service cost (benefits attributed to employee service during the year)        $ 9.9         $ 13.2         $ 12.6
Interest cost on accumulated postretirement benefit obligation                 19.5           22.5           21.4
Expected return on plan assets                                                 (8.0)          (9.2)          (9.6)
Amortization of unrecognized transition obligation of affiliates                  -            0.6            0.6
Net amortization and deferral                                                  (9.9)          (0.5)          (0.4)
---------------------------------------------------------------------------------------------------------------------
NPPBC                                                                         $11.5         $ 26.6         $ 24.6
=====================================================================================================================


     Weighted average actuarial assumptions used for the measurement of the NPPBC, set at the beginning of each year, for the postretirement benefit plan for 2003, 2002 and 2001 were as follows:

                                                                                      2003           2002           2001
==========================================================================================================================

Discount rate                                                                         6.60%          7.25%          7.50%
Long-term rate of return on plan assets                                               7.50%          7.75%          8.00%
Assumed health care cost trend rate:
Initial rate                                                                         11.30% 1        11.00% 1       11.00%
Ultimate rate                                                                         5.70% 1        5.50%  1       5.50%
Declining period                                                                   11 YEARS        4 Years        4 Years
--------------------------------------------------------------------------------------------------------------------------

1 The 2003 initial rate is 12.0% for participants over age 65, with an ultimate rate of 5.6% and the 2002 initial rate is 12.3% for participants over age 65, with an ultimate rate of 6.3%.

     Because current plan costs are very close to the employer dollar caps, the health care cost trend has an immaterial effect on plan obligations and expense for the postretirement benefit plan as a whole. For this reason, the effect of a one percentage point increase or decrease in the assumed health care cost trend rate on the APBO as of December 31, 2003 and on the NPPBC for the year ended December 31, 2003 was not calculated.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     The Company, together with other affiliated companies, sponsors defined contribution retirement savings plans covering substantially all employees of the Company. Employees may make salary deferral contributions of up to 22%. Salary deferrals of up to 6% are subject to a 50% Company match. The Company's expense for contributions to these plans totaled $5.5 million, $5.7 million and $5.6 million for 2003, 2002 and 2001, respectively, including $0.5 million and $0.4 million related to discontinued operations for 2002 and 2001, respectively.

(14) SHAREHOLDER'S EQUITY, REGULATORY RISK-BASED CAPITAL, RETAINED EARNINGS AND DIVIDEND RESTRICTIONS

     The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceed the minimum risk-based capital requirements for all periods presented herein.

     The statutory capital and surplus of NLIC as of December 31, 2003 and 2002 was $2.23 billion and $1.61 billion, respectively. The statutory net income of NLIC for the years ended December 31, 2003, 2002 and 2001 was $444.4 million, $92.5 million and $83.1 million, respectively.

     The Company is limited in the amount of shareholder dividends it may pay without prior approval by the Department. As of January 1, 2004, based on statutory financial results as of and for the year ended December 31, 2003, NLIC could pay dividends totaling $284.4 million without obtaining prior approval. In February 2004, NLIC obtained prior approval from the Ohio Department of Insurance to pay a dividend to NFS in the amount of $75.0 million because the December 31, 2003 statutory financial statements had not been filed at the time of the dividend.

     In addition, the payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on NLIC's participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its shareholders.

     The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses, interest and shareholder dividends in the future.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


(15) RELATED PARTY TRANSACTIONS

     Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC provides certain operational and administrative services, such as investment management, advertising, personnel and general management services, to those subsidiaries. Expenses covered by such agreement are subject to allocation among NMIC and such subsidiaries. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commission expense and other methods agreed to by the participating companies and that are within industry guidelines and practices. In addition, Nationwide Services Company, LLC, a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration, and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed. For the years ended December 31, 2003, 2002 and 2001, the Company made payments to NMIC and Nationwide Services Company, LLC, totaling $170.4 million, $135.6 million and $139.8 million, respectively. The Company does not believe that expenses recognized under these agreements are materially different than expenses that would have been recognized had the Company operated on a stand-alone basis.

     NLIC has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $5.22 billion and $4.50 billion as of December 31, 2003 and 2002, respectively. Total revenues from these contracts were $138.9 million, $143.3 million and $150.7 million for the years ended December 31, 2003, 2002 and 2001, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances were $111.8 million, $114.8 million and $122.5 million for the years ended December 31, 2003, 2002 and 2001, respectively. The terms of these contracts are consistent in all material respects with what the Company offers to unaffiliated parties who are similarly situated.

     Funds of Gartmore Global Investments, Inc. (GGI), an affiliate, are offered as investment options in certain of the Company's products. As of December 31, 2003 and 2002, customer allocations to GGI funds were $12.80 billion and $12.21 billion, respectively. For the years ended December 31, 2003 and 2002, GGI paid the Company $38.6 million and $35.3 million, respectively, for the distribution and servicing of these funds.

     NLIC has a reinsurance agreement with NMIC whereby all of NLIC's accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets and investment earnings are paid to the reinsurer. Under the terms of NLIC's agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. Risk of asset default is retained by NLIC, although a fee is paid to NLIC for the retention of such risk. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC for the years ended December 31, 2003, 2002 and 2001 were $286.7 million, $325.0 million and $200.7 million, respectively, while benefits, claims and expenses ceded were $247.5 million, $328.4 million and $210.1 million, respectively.

     Under a marketing agreement with NMIC, NLIC makes payments to cover a portion of the agent marketing allowance that is paid to Nationwide agents. These costs cover product development and promotion, sales literature, rent and similar items. Payments under this agreement totaled $24.8 million, $24.9 million and $26.4 million for the years ended December 31, 2003, 2002 and 2001, respectively.

     The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 2003, 2002 and 2001, the Company made lease payments to NMIC and its subsidiaries of $17.5 million, $20.2 million and $18.7 million, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     The Company also participates in intercompany repurchase agreements with affiliates whereby the seller will transfer securities to the buyer at a stated value. Upon demand or after a stated period, the seller will repurchase the securities at the original sales price plus interest. As of December 31, 2003 and 2002, the Company had no borrowings from affiliated entities under such agreements. During 2003, 2002 and 2001, the most the Company had outstanding at any given time was $126.0 million, $224.9 million and $368.5 million, respectively, and the Company incurred interest expense on intercompany repurchase agreements of $0.1 million, $0.3 million and $0.2 million for 2003, 2002 and 2001, respectively. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained with unaffiliated parties.

     The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company were $205.9 million and $87.0 million as of December 31, 2003 and 2002, respectively, and are included in short-term investments on the accompanying consolidated balance sheets. For the years ending December 31, 2003, 2002 and 2001, the Company paid NCMC fees and expenses totaling $0.3 million, $0.3 million and $0.4 million, respectively.

     Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for each of the years in the three year period ended December 31, 2003 were $62.0 million, $50.3 million and $52.9 million, respectively.

     Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, as discussed in more detail in note 9, beginning October 1, 2002, NLIC files a consolidated federal income tax return with NLAIC. Total payments to (from) NMIC were $71.0 million and $(45.4) million for the years ended December 31, 2002 and 2001, respectively. Total payments to (from) NLAIC were $(2.7) million and $0 for the years ended December 31, 2003 and 2002, respectively.

     In the third quarter of 2003, NLIC received a capital contribution of 100% of the common stock of Nationwide Retirement Plan Solutions (NRPS) from NFS. The capital contribution was valued at $0.2 million. Immediately after receipt of this capital contribution, NRPS was dissolved into NLIC.

     In first quarter 2003 NLIC received a $200.0 million capital contribution from NFS for general corporate purposes.

     In 2003 and 2002, NLIC paid dividends of $60.0 million and $35.0 million, respectively, to NFS. During 2003 and 2002 NLIC paid dividends in the form of return of capital of $100.0 million and $475.0 million to NFS, respectively. Furthermore, in February 2004, NLIC paid a $75.0 million dividend to NFS.

     In addition, in June 2002, NLIC paid a dividend to NFS in the form of all of the shares of common stock of NSI, a wholly owned broker/dealer subsidiary. Therefore, the results of the operations of NSI have been reflected as discontinued operations for all periods presented. This was a transaction between related parties and therefore was recorded at carrying value, $10.0 million, of the underlying components of the transaction rather than fair value. Such amount represents a non-cash transaction that is not reflected in the Consolidated Statement of Cash Flows.

     In December 2001, NLIC issued NFS a 7.50%, $300.0 million surplus note maturing on December 17, 2031. In June 2002, NLIC issued NFS an 8.15%, $300.0 million surplus note maturing June 27, 2032. In December 2003, NLIC issued NFS a 6.75%, $100.0 million surplus note maturing December 23, 2033. The Company made interest payments on surplus notes to NFS totaling $47.1 million and $30.1 million in 2003 and 2002, respectively. In addition, the Company made interest payments on unsecured notes to NFS totaling less than $0.1 million and $0.5 million in 2003 and 2002, respectively. As of December 31, 2003 there were no outstanding balances on unsecured notes to NFS.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     During 2001, the Company entered into a transaction with NMIC, whereby it sold 78% of its interest in a limited partnership (representing 49% of the limited partnership) to NMIC for $158.9 million. As a result of this sale, the Company recorded a realized gain of $44.4 million, and related tax expense of $15.5 million. During 2002, the Company entered into transactions with NMIC and Nationwide Indemnity Company (NIC), whereby it sold 100% of its remaining interest in the limited partnership (representing 15.11% of the limited partnership) to NMIC and NIC for a total of $54.5 million. As a result of this sale, the Company recorded a realized gain of $23.2 million and related tax expense of $8.1 million. The sales prices for each transaction, which were paid in cash, represented the fair value of the portions of limited partnership interests that were sold and were based on valuations of the limited partnership and its underlying investments as of the effective dates of the transactions. The valuations were completed by qualified management of the limited partnership and utilized a combination of internal and independent valuations of the underlying investments of the limited partnership. Additionally, senior financial officers and the Boards of Directors of the Company and NMIC separately reviewed, through their respective Finance Committees, and approved the process and methodology of the valuations prior to the execution of these transactions. The Company no longer holds an economic or voting interest in the limited partnership.

(16) BANK LINES OF CREDIT

     The Company has available as a source of funds a $1.00 billion revolving credit facility entered into by NFS, NLIC and NMIC. The facility is comprised of a five-year $700.0 million agreement maturing in May of 2005 and a 364 day $300.0 million agreement maturing in May of 2004 with a group of financial institutions. The Company and NMIC intend to renew both parts of the credit facility in 2004. The facility provides for several and not joint liability with respect to any amount drawn by any party. The facility contains covenants, including, but not limited to, requirements that the Company maintain consolidated tangible net worth, as defined, in excess of $1.69 billion and NLIC maintain statutory surplus in excess of $935.0 million. The Company had no amounts outstanding under this agreement as of December 31, 2003. NLIC is currently required to maintain an available credit facility equal to 50% of any amounts outstanding under its $500.0 million commercial paper program. Therefore, availability under the aggregate $1.00 billion credit facility is reduced by an amount equal to 50% of any commercial paper outstanding. NLIC had $199.8 million of commercial paper outstanding as of December 31, 2003.

     Also, the Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. This is an uncommitted facility, which is contingent on the liquidity of the securities lending program. The maximum amount available under the agreement is $100.0 million. The borrowing rate on this program rate is equal to fed funds plus 3 basis points. There were no amounts outstanding under this agreement as of December 31, 2003.

(17) CONTINGENCIES

     On October 29, 1998, the Company was named in a lawsuit filed in Ohio state court by plaintiff Mercedes Castillo that challenged the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint was brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by the Company and the other named Company affiliates, which were allegedly used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. On May 28, 2002, the Court granted the motion of Marcus Shore to withdraw as a named plaintiff and denied plaintiffs' motion to add new persons as named plaintiffs. On November 4, 2002, the Court issued a decision granting the Company's motion for summary judgment on all of plaintiff Mercedes Castillo's individual claims, and ruling that plaintiff's motion for class certification was moot. Following appeal by the plaintiff, both of those decisions were affirmed by the Ohio Court of Appeals on September 9, 2003. The plaintiff filed a notice of appeal of the decision by the Ohio Court of Appeals on October 24, 2003. The Ohio Supreme Court announced on January 21, 2004 that the appeal was not accepted and the time for reconsideration has expired.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

     On October 31, 2003, a lawsuit seeking class action status containing allegations similar to those made in the Castillo case was filed against NLIC in Arizona federal court by plaintiff Robert Helman (Robert Helman et al v. Nationwide Life Insurance Company et al). This lawsuit is in a very preliminary stage and the Company is of evaluating its merits. The Company intends to defend this lawsuit vigorously.

     On August 15, 2001, the Company was named in a lawsuit filed in Connecticut federal court (Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company). The plaintiffs first amended their complaint on September 6, 2001 to include class action allegations, and have subsequently amended their complaint twice. As amended, in the current complaint, the plaintiffs seek to represent a class of ERISA qualified retirement plans that purchased variable annuities from NLIC. Plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts, and that the Company acquired and breached ERISA fiduciary duties by accepting service payments from certain mutual funds that allegedly consisted of or diminished those ERISA plan assets. The complaint seeks disgorgement of some or all of the fees allegedly received by the Company and other unspecified relief for restitution, along with declaratory and injunctive relief and attorneys' fees. On December 3, 2001, the plaintiffs filed a motion for class certification. Plaintiffs filed a supplement to that motion on September 19, 2003. The Company opposed that motion on December 24, 2003. On January 30, 2004, the Company filed its Revised Memorandum in Support of Summary Judgment, and a Motion Requesting that the Court Decide Summary Judgment before Class Certification. Plaintiffs are opposing that motion. The Company intends to defend this lawsuit vigorously.

     On May 1, 2003, a class action was filed against NLIC in the United States District Court for the Eastern District of Louisiana, (Edward Miller, Individually, and on behalf of all others similarly situated, v. Nationwide Life Insurance Company). The complaint alleges that in 2001, plaintiff Edward Miller purchased three group modified single premium variable annuities issued by NLIC. Plaintiff alleges that NLIC represented in its prospectus and promised in its annuity contracts that contract holders could transfer assets without charge among the various funds available through the contracts, that the transfer rights of contract holders could not be modified and that NLIC's expense charges under the contracts were fixed. Plaintiff claims that NLIC has breached the contracts and violated federal securities laws by imposing trading fees on transfers that were supposed to have been without charge. Plaintiff seeks compensatory damages and rescission on behalf of himself and a class of persons who purchased this type of annuity or similar contracts issued by NLIC between May 1, 2001 and April 30, 2002 inclusive and were allegedly damaged by paying transfer fees. The Company's motion to dismiss the complaint was granted by the Court on October 28, 2003. Plaintiff has appealed that dismissal.

     On January 21, 2004, the Company was named in a lawsuit filed in the U.S. District Court for the Northern District of Mississippi (United Investors Life Insurance Company v. Nationwide Life Insurance Company and/or Nationwide Life Insurance Company of America and/or Nationwide Life and Annuity Insurance Company and/or Nationwide Life and Annuity Company of America and/or Nationwide Financial Services, Inc. and/or Nationwide Financial Corporation, and John Does A-Z). In its complaint, the plaintiff alleges that the Company and/or its affiliated life insurance companies (1) tortiously interfered with the plaintiff's contractual and fiduciary relationship with Waddell & Reed, Inc. and/or its affiliates, Waddell & Reed Financial, Inc., Waddell & Reed Financial Services, Inc. and W & R Insurance Agency, Inc. (collectively, "Waddell & Reed"), (2) conspired with and otherwise caused Waddell & Reed to breach its contractual and fiduciary obligations to the plaintiff, and (3) tortiously interfered with the plaintiff's contractual relationship with policyholders of insurance policies issued by the plaintiff. The complaint seeks compensatory damages, punitive damages, pre- and post-judgment interest, a full accounting, and costs and disbursements, including attorneys' fees. The plaintiff seeks to have each defendant judged jointly and severally liable for all damages. This lawsuit is in a very preliminary stage, and the Company intends to defend it vigorously.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

     The financial services industry, including mutual fund, variable annuity and distribution companies have been the subject of increasing scrutiny by regulators, legislators, and the media over the past year. Numerous regulatory agencies, including the United States Securities and Exchange Commission and the New York Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund companies on those issues. Investigations and enforcement actions have also been commenced, on a smaller scale, regarding the sales practices of mutual fund and variable annuity distributors. These legal proceedings are expected to continue in the future. These investigations and proceedings could result in legal precedents, as well as new industry-wide legislation, rules, or regulations, that could significantly affect the financial services industry, including variable annuity companies. The Company has been contacted by regulatory agencies for information relating to market timing, late trading, and sales practices. The Company is cooperating with these regulatory agencies and is responding to those information requests.

     There can be no assurance that any such litigation or regulatory actions will not have a material adverse effect on the Company in the future.

(18) SECURITIZATION TRANSACTIONS

     To date, the Company has sold $290.1 million of credit enhanced equity interests in Tax Credit Funds to unrelated third parties. The Company has guaranteed cumulative after-tax yields to third party investors ranging from 5.10% to 5.25% and as of December 31, 2003 held guarantee reserves totaling $2.9 million on these transactions. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. To the extent that the tax benefits are not sufficient to provide these cumulative after-tax yields, then the Company must fund any shortfall, which is mitigated by stabilization collateral set aside by the Company at the inception of the transactions.

     The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $824.2 million. The Company does not anticipate making any payments related to the guarantees.

     At the time of the sales, $4.3 million of net sale proceeds were set aside as collateral for certain properties owned by the Tax Credit Funds that had not met all of the criteria necessary to generate tax credits. Such criteria include completion of construction and the leasing of each unit to a qualified tenant among other criteria. Properties meeting the necessary criteria are considered to have "stabilized." The properties are evaluated regularly and upon stabilizing, the collateral is released. During 2003 and 2002, $3.1 million and $0.5 million of stabilization collateral had been released into income, respectively.

     To the extent there are cash deficits in any specific property owned by the Tax Credit Funds, property reserves, property operating guarantees and reserves held by the Tax Credit Funds are exhausted before the Company is required to perform under its guarantees. To the extent the Company is ever required to perform under its guarantees, it may recover any such funding out of the cash flow distributed from the sale of any and/or all of the underlying properties of the Tax Credit Funds. This cash flow distribution would be paid to the Company prior to any cash flow distributions to unrelated third party investors.

(19) SEGMENT INFORMATION

     The Company uses differences in products as the basis for defining its reportable segments. The Company reports three product segments: Individual Annuity, Institutional Products and Life Insurance. In addition, the Company reports certain other revenues and expenses in a Corporate segment.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     The Individual Annuity segment consists of individual The BEST of AMERICA(R) and private label deferred variable annuity products, deferred fixed annuity products and income products. Individual deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, variable annuity contracts provide the customer with access to a wide range of investment options and asset protection in the event of an untimely death, while fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods.

     The Institutional Products segment is comprised of the Company's private and public sector group retirement plans, medium-term note program and structured products initiatives. The private sector includes the 401(k) business generated through fixed and variable annuities. The public sector includes the Internal Revenue Code Section 457 business in the form of fixed and variable annuities.

     The Life Insurance segment consists of investment life products, including individual variable life and COLI products, traditional life insurance products and universal life insurance. Life insurance products provide a death benefit and generally also allow the customer to build cash value on a tax-advantaged basis.

     In addition to the product segments, the Company reports a Corporate segment. The Corporate segment includes net investment income not allocated to the three product segments, unallocated expenses and interest expense on debt and expenses of the Company's non-insurance subsidiaries not reported within the three product segments. In addition to these operating revenues and expenses, the Company also reports net realized gains and losses on investments not related to securitizations, hedging instruments and hedged items in the Corporate segment, but does not consider them as part of pre-tax operating earnings.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

         The following tables summarize the financial results of the Company's business segments for the years ended December 31, 2003, 2002 and 2001.

                                                       INDIVIDUAL         INSTITUTIONAL     LIFE
(in millions)                                           ANNUITY             PRODUCTS      INSURANCE   CORPORATE     TOTAL
===========================================================================================================================

2003
Net investment income                                  $      807.9  $      787.7  $      324.3 $     60.1   $     1,980.0
Other operating revenue                                       517.7         162.3         536.2        0.4         1,216.6
Net realized losses on investments, hedging                       -             -             -     (100.8)         (100.8)
   instruments and hedged items
---------------------------------------------------------------------------------------------------------------------------
   Total  operating revenues                                1,325.6         950.0         860.5      (40.3)        3,095.8
---------------------------------------------------------------------------------------------------------------------------

Interest credited to policyholder account values              602.5         512.3         185.6          -         1,300.4
Amortization of deferred policy acquisition costs             228.4          45.6        101.9           -           375.9
Interest expense on debt, primarily with NFS                      -             -             -       48.4            48.4
Other benefits and expenses                                   324.0         183.1         423.0        6.6           936.7
---------------------------------------------------------------------------------------------------------------------------
   Total benefits and expenses                              1,154.9         741.0         710.5       55.0         2,661.4
---------------------------------------------------------------------------------------------------------------------------

Income from continuing operations before federal
   income tax expense                                         170.7         209.0         150.0      (95.3)  $        434.4
                                                                                                            ===============
Net realized losses on investments, hedging
   instruments and hedged items                                   -             -             -      100.8
------------------------------------------------------------------------------------------------------------
Pre-tax operating earnings 1                           $      170.7  $      209.0  $      150.0 $      5.5
============================================================================================================
------------------------------------------------------------------------------------------------------------
Assets as of period end                                $   49,392.5  $   33,837.4  $   11,243.5 $  6,097.5   $   100,570.9
===========================================================================================================================

2002
Net investment income                                  $      668.5  $      800.2  $      328.6 $     41.2   $     1,838.5
Other operating revenue                                       526.2         177.9         537.7        0.7         1,242.5
Net realized losses on investments, hedging
   instruments and hedged items                                   -             -             -      (84.4)          (84.4)
---------------------------------------------------------------------------------------------------------------------------
   Total operating revenues                                 1,194.7         978.1         866.3      (42.5)        2,996.6
---------------------------------------------------------------------------------------------------------------------------

Interest credited to policyholder account values              505.9         548.9         186.4          -         1,241.2
Amortization of deferred policy acquisition costs             528.2          53.7          88.2          -           670.1
Interest expense on debt, primarily with NFS                      -             -             -       36.0            36.0
Other benefits and expenses                                   283.4         172.1         420.2        4.1           879.8
---------------------------------------------------------------------------------------------------------------------------
   Total benefits and expenses                              1,317.5         774.7         694.8       40.1         2,827.1
---------------------------------------------------------------------------------------------------------------------------

Income (loss) from continuing operations before
   federal income tax expense                                (122.8)        203.4         171.5      (82.6)          169.5
                                                                                                            ===============
Net realized losses on investments, hedging
   instruments and hedged items                                   -             -             -       84.4
---------------------------------------------------------------------------------------------------------------------------
Pre-tax operating (loss) earnings 1                    $     (122.8) $      203.4  $      171.5 $      1.8
===========================================================================================================================
---------------------------------------------------------------------------------------------------------------------------
Assets as of period end                                $   40,830.0   $  30,440.7  $    9,676.3 $  5,075.6   $    86,022.6
===========================================================================================================================

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                                                       INDIVIDUAL         INSTITUTIONAL     LIFE
(in millions)                                           ANNUITY             PRODUCTS      INSURANCE   CORPORATE     TOTAL
===========================================================================================================================

2001
Net investment income                                  $      534.7  $      847.5  $      323.3 $     19.2   $     1,724.7
Other operating revenue                                       556.0         209.4         511.5       (0.3)        1,276.6
Net realized losses on investments, hedging
   instruments and hedged items                                   -           -               -      (18.3)          (18.3)
---------------------------------------------------------------------------------------------------------------------------
   Total operating revenues                                 1,090.7       1,056.9         834.8        0.6         2,983.0
---------------------------------------------------------------------------------------------------------------------------

Interest credited to policyholder account values              433.2         627.8         177.7          -         1,238.7
Amortization of deferred policy acquisition costs             220.0          47.6          80.3          -           347.9
Interest expense on debt primarily with NFS                       -             -             -        6.2             6.2
Other benefits and expenses                                   206.1         170.2         387.1       (2.1)          761.3
---------------------------------------------------------------------------------------------------------------------------
   Total benefits and expenses                                859.3         845.6         645.1        4.1         2,354.1
---------------------------------------------------------------------------------------------------------------------------

Income (loss) from continuing operations before               231.4         211.3         189.7       (3.5)  $       628.9
   federal income tax expense
                                                                                                               ============
Net realized losses on investments, hedging
   instruments and hedged items not related
   to securitizations                                             -             -             -       20.2
---------------------------------------------------------------------------------------------------------------------------
Pre-tax operating earnings 1                           $      231.4  $    211.3    $      189.7 $     16.7
===========================================================================================================================
---------------------------------------------------------------------------------------------------------------------------
                                                                                                          2
Assets as of period end                                $   43,885.4  $ 34,130.1    $    9,129.0 $  4,010.1   $    91,154.6
===========================================================================================================================

     ____________
     1 Excludes net realized gains and losses on investments not related to securitizations, hedging instruments and hedged items, discontinued operations and cumulative effect of adoption of accounting principles.

     2    Inclues $24.8 million of assets related to discontinued operations.

     The Company has no significant revenue from customers located outside of the U.S. nor does the Company have any significant long-lived assets located outside the U.S.

(20) VARIABLE INTEREST ENTITIES

     As of December 31, 2003, the Company has relationships with eight VIEs where the Company is the primary beneficiary. Each of these VIEs is a conduit that assists the Company in structured products transactions. One of the VIEs is used in the securitization of mortgage loans, while the others are involved in the sale of Low-Income-Housing Tax Credit Funds (Tax Credit Funds) to third-party investors where the Company provides guaranteed returns (See note 18). The Company has not yet adopted FIN 46 or FIN 46R as it relates to these VIEs. As such, these VIEs and their results of operations are not included in the consolidated financial statements.

     The net assets of these VIEs totaled $176.1 million as of December 31, 2003. The most significant components of net assets are $58.7 million of mortgage loans on real estate, $241.9 million of other long-term investments, $37.9 million in other assets, $59.2 million of short-term debt and $103.3 million of other liabilities. The total exposure to loss on these VIEs where the Company may be the primary beneficiary is less than $0.1 million as of December 31, 2003.

     For the mortgage loan VIE, which is the VIE to which the short-term debt relates to, the creditors have no recourse against the Company in the event of default by the VIE.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     In addition to the VIEs described above, the Company also holds variable interests, in the form of limited partnership (LP) or similar investments, in a number of tax credit funds. These investments have been held by the Company for periods of 1 to 7 years and allow the Company to experience certain tax credits and other tax benefits from affordable housing projects. The Company also has certain investments in securitization transactions that qualify as VIEs, but for which the Company is not the primary beneficiary. The total exposure to loss on these VIEs where the Company is not the primary beneficiary is $44.2 million as of December 31, 2003.

(21) SUBSEQUENT EVENT

     As discussed in note 2(n), the Company adopted SOP 03-1 effective January 1, 2004. In connection with this adoption, the following cumulative effect adjustments are expected to be recorded in the 2004 consolidated financial statements.

(in millions)                                                                                                     JANUARY 1, 2004
==================================================================================================================================

Increase in future policy benefits - ratchet interest crediting                                                           $ (12.3)
Increase in future policy benefits - secondary guarantees - life insurance                                                   (2.4)
Increase in future policy benefits - GMDB claim reserves                                                                     (1.8)
Increase in future policy benefits - GMIB claim reserves                                                                     (1.0)
Deferred acquisition costs related to above                                                                                  12.4
Deferred federal income taxes                                                                                                 1.8
Cumulative effect of adoption of accounting principle, net of tax                                                          $ (3.3)
==================================================================================================================================


     Under SOP 03-1, the Company's GMDB claim reserves are determined by estimating the expected value of death benefits on contracts that trigger a policy benefit and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company will regularly evaluate estimates used and will adjust the additional liability balance as appropriate, with a related charge or credit to other benefits and claims, if actual experience or other evidence suggests that earlier assumptions should be revised.

     The following assumptions and methodology were used to determine the GMDB claim reserves upon adoption of SOP 03-1:

          o Data used was based on a combination of historical numbers and future projections involving 250 stochastically generated investment performance scenarios

          o    Mean gross equity performance of 8.1%

          o    Equity volatility of 18.7%

          o    Mortality - 100% of Annuity 2000 table

          o    Discount rate of 8.0%

          Lapse rate assumptions vary by duration as shown below:

DURATION         1         2         3          4         5          6         7         8          9        10+
---------------------------------------------------------------------------------------------------------------------

Minimum          4.50%     5.50%      6.50%     8.50%     10.50%    10.50%    10.50%     17.50%    17.50%     17.50%
MAXIMUM          4.50%     8.50%     11.50%    17.50%     22.50%    22.50%    22.50%     22.50%    22.50%     19.50%


     GMABs are considered derivatives under SFAS 133 resulting in the related liabilities being recognized at fair value with changes in fair value reported in earnings, and therefore, excluded from the SOP 03-1 claim reserve.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     The GMIB claim reserves will be determined each period by estimating the expected value of the annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments. The Company will regularly evaluate estimates used and will adjust the additional liability balance as appropriate, with a related charge or credit to other benefits and claims, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in calculating the GMIB claim reserves are consistent with those used for calculating the GMDB claim reserves. In addition, the calculation of the GMIB claim reserves assumes utilization ranges from a low of 3% when the contract holder's annuitization value is 10% in the money to 100% utilization when the contract holder is 90% in the money.

  PART C. OTHER INFORMATION

  Item 24.     Financial Statements and Exhibits

               (a)  Financial Statements:


                    Nationwide Variable Account-II:

                        Report of Independent Registered Public Accounting Firm.

                        Statement of Assets, Liabilities and Contract Owners' Equity as of December 31, 2003.

                        Statements of Operations for the year ended
                        December 31, 2003.

                        Statements of Changes in Contract Owners' Equity for the years ended December 31, 2003 and 2002.

                        Notes to Financial Statements.

                    Nationwide Life Insurance Company and subsidiaries:

                        Report of Independent Registered Public Accounting Firm. Consolidated Balance Sheets as of December
                        31, 2003 and 2002.

                        Consolidated Statements of Earnings for the years ended December 31, 2003, 2002 and 2001.

                        Consolidated Statements of Shareholder's Equity for the years ended December 31, 2003, 2002 and 2001.

                        Consolidated Statements of Cash Flows for the years ended December 31, 2003, 2002 and 2001.

                        Notes to Consolidated Financial Statements.

Item 24. (b) Exhibits

                    (1) Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant - Filed previously with Registration Statement (SEC File no. 2-75059) and hereby incorporated by reference.

                    (2)   Not Applicable

                    (3) Underwriting or Distribution of Contracts between the Depositor and NISC as Principal Underwriter - Filed previously with Registration Statement (SEC File No. 2-75059) and hereby incorporated by reference.

                    (4) The form of the variable annuity contract - Filed previously with Registration Statement (SEC File No. 333-104513) and hereby incorporated by reference.

                    (5) Variable Annuity Application - Filed previously with Registration Statement (SEC File No. 333-104513) and hereby incorporated by reference.

                    (6) Articles of Incorporation of Depositor - Filed previously with Registration Statement (SEC File No. 2-75059) and hereby incorporated by reference.

                    (7)   Not Applicable.

                    (8)   Not Applicable

                    (9) Opinion of Counsel - Filed previously with Regisrtation statement (SEC File No. 333-104513) and hereby incorporated by reference.

                    (10)  Not Applicable

                    (11)  Not Applicable

                    (12)  Not Applicable

Item 25.  Directors and Officers of the Depositor

          Arden L. Shisler, Director and Chairman of the Board
          W.G. Jurgensen, Director and Chief Executive Officer
          Mark R. Thresher, President and Chief Operating Officer-Elect and
            Chief Financial Officer
          Patricia R. Hatler, Executive Vice President, General Counsel and
            Secretary
          Terri L. Hill, Executive Vice President-Chief Administrative Officer Michael C. Keller, Executive Vice President-Chief Information Officer Kathleen D. Ricord, Executive Vice President-Chief Marketing Officer Robert A. Rosholt, Executive Vice President-Chief Finance and
            Investment Officer
          W. Kim Austen, Senior Vice President-Property and Casualty Commercial/Farm Product Pricing
          J. Stephen Blaine, Senior Vice President-Chief Strategy Officer
          David A. Diamond, Senior Vice President
          Dennis P. Drent, Senior Vice President-Internal Audits
          Peter A. Golato, Senior Vice President
          J. Lynn Greenstein, Senior Vice President-Property and Casualty Personal Lines Product Pricing
          Kelly A. Hamilton, Senior Vice President-NI Finance
          David K. Hollingsworth, Senior Vice President-President-Nationwide
            Insurance Sales
          David R. Jahn, Senior Vice President-Property and Casualty Claims Richard A. Karas, Senior Vice President-Sales-Financial Services
          M. Eileen Kennedy, Senior Vice President-NF Finance
          Gale V. King, Senior Vice President-Property and Casualty
            Human Resources
          Srinivas Koushik, Senior Vice President-Chief Technology Officer Gregory S. Lashutka, Senior Vice President-Corporate Relations
          Gary D. McMahan, Senior Vice President
          Duane C. Meek, Senior Vice President
          Brian W. Nocco, Senior Vice President and Treasurer
          Mark D. Phelan, Senior Vice President-Technology and Operations
          John S. Skubik, Senior Vice President-Consumer Finance
          Katherine A. Stumph, Senior Vice President-Marketing, Strategy and
            Urban Market Operations
          Mark D. Torkos, Senior Vice President-Property and Casualty Systems Richard M. Waggoner, Senior Vice President-Operations
          Susan A. Wolken, Senior Vice President-Product Management and
            Nationwide Financial Marketing
          James G. Brocksmith, Jr., Director
          Keith W. Eckel, Director
          James F. Patterson, Director
          Gerald D. Prothro, Director
          Joseph A. Alutto, Director
          Donald L. McWhorter, Director
          Arden L. Shisler, Director
          Alex Shumate, Director
          Lydia M. Marshall, Director
          David O. Miller, Director
          Martha J. Miller de Lombera, Director

          The business address of the Directors and Officers of the Depositor is: One Nationwide Plaza, Columbus, Ohio 43215

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.
             * Subsidiaries for which separate financial statements are filed ** Subsidiaries included in the respective consolidated financial statements
           *** Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
          **** Other subsidiaries


------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  1717 Advisory Services, Inc.          Pennsylvania                            The company is inactive and formerly registered as
                                                                                an investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Brokerage Services, Inc.         Pennsylvania                            This company is registered as a broker-dealer.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Capital Management Company       Pennsylvania                            The company is registered as a broker-dealer and
                                                                                investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Insurance Agency of              Massachusetts                           Established to grant proper licensing to former
  Massachusetts, Inc.                                                           Provident Mutual Companies in Massachusetts.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Insurance Agency of Texas, Inc.  Texas                                   Established to grant proper licensing to former
                                                                                Provident Mutual Companies in Texas.
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Companies, Inc. (The)          Texas                                   This company acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Company (The)                  Texas                                   The company is a third-party administrator providing
                                                                                record keeping services for 401(k) plans.
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Investment Advisors, Inc.      Texas                                   The company is an investment advisor registered with
                                                                                the Securities and Exchange Commission.
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Investment Services, Inc.      Texas                                   The company is a broker-dealer registered with the
                                                                                National Association of Securities Dealers, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Affiliate Agency, Inc.                Delaware                                The company is an insurance agency marketing life
                                                                                insurance and annuity products through financial
                                                                                institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Affiliate Agency of Ohio, Inc.        Ohio                                    The company is an insurance agency marketing life
                                                                                insurance and annuity products through financial
                                                                                institutions.
------------------------------------------------------------------------------------------------------------------------------------
  AGMC Reinsurance Ltd.                 Turks & Caicos                          The company is in the business of reinsurance of
                                        Islands                                 mortgage guaranty risks.
------------------------------------------------------------------------------------------------------------------------------------
  AID Finance Services, Inc.            Iowa                                    The company operates as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Document Solutions, Inc.       Iowa                                    The company provides general printing services to
                                                                                its affiliated companies as well as to unaffiliated
                                                                                companies.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED General Agency Company         Iowa                                    The company acts as a general agent and surplus
                                                                                lines broker for property and casualty insurance
                                                                                products.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Group Insurance Marketing      Iowa                                    The company engages in the direct marketing of
  Company                                                                       property and casualty insurance products.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Group, Inc.                    Iowa                                    The company is a property and casualty insurance
                                                                                holding company.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Property and Casualty          Iowa                                    The company underwrites general property and
  Insurance Company                                                             casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Allied Texas Agency, Inc.             Texas                                   The company acts as a managing general agent to
                                                                                place personal and commercial automobile insurance
                                                                                with Colonial County Mutual Insurance Company for
                                                                                the independent agency companies.
------------------------------------------------------------------------------------------------------------------------------------
  Allnations, Inc.                      Ohio                                    The company engages in promoting, extending, and
                                                                                strengthening cooperative insurance organizations
                                                                                throughout the world.
------------------------------------------------------------------------------------------------------------------------------------
  AMCO Insurance Company                Iowa                                    The company underwrites general property and
                                                                                casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  AMH Investments                       England and Wales                       The company provides benefits to a number of
                                                                                associates.
------------------------------------------------------------------------------------------------------------------------------------
  American Marine Underwriters, Inc.    Florida                                 The company is an underwriting manager for ocean
                                                                                cargo and hull insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Asset Management Holdings, plc        England and Wales                       The company is a holding company of a group engaged
                                                                                in the management of pension fund assets, unit
                                                                                trusts and other collective investment schemes,
                                                                                investment trusts and portfolios for corporate
                                                                                clients.
------------------------------------------------------------------------------------------------------------------------------------
  Audenstar Limited                     United Kingdom                          The company is an investment holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Cal-Ag Insurance Services, Inc.       California                              The company is a small captive insurance brokerage
                                                                                firm serving principally, but not exclusively, the
                                                                                "traditional" agent producers of Crestbrook
                                                                                Insurance Company.
------------------------------------------------------------------------------------------------------------------------------------
  CalFarm Insurance Agency              California                              The company was originally incorporated to assist
                                                                                agents and affiliated companies in account
                                                                                completion for marketing products of Crestbrook
                                                                                Insurance Company. The agency also assisted other
                                                                                in-house agencies in a brokerage capacity to
                                                                                accommodate policyholders.
------------------------------------------------------------------------------------------------------------------------------------
  Cap Pro Holding, Inc.                 Delaware                                The company operates as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Coda Capital Management, LLC          Pennsylvania                            The company is a convertible bond manager.
------------------------------------------------------------------------------------------------------------------------------------
  Colonial County Mutual Insurance      Texas                                   The company underwrites non-standard automobile and
  Company                                                                       motorcycle insurance and various other commercial
                                                                                liability coverages in Texas.
------------------------------------------------------------------------------------------------------------------------------------
  Cooperative Service Company           Nebraska                                The company is an insurance agency that sells and
                                                                                services commercial insurance.  The company also
                                                                                provides loss control and compliance consulting
                                                                                services and audit, compilation, and tax preparation
                                                                                services.
------------------------------------------------------------------------------------------------------------------------------------
  Corviant Corporation                  Delaware                                The purpose of the company is to create a captive
                                                                                distribution network through which affiliates can
                                                                                sell multi-manager investment products, insurance
                                                                                products and sophisticated estate planning services.
------------------------------------------------------------------------------------------------------------------------------------
  Crestbrook Insurance Company          Ohio                                    The company is an Ohio-based multi-line insurance
                                                                                corporation that is authorized to write personal,
                                                                                automobile, homeowners and commercial insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Damian Securities Limited             England and Wales                       The company is engaged in investment holding.
------------------------------------------------------------------------------------------------------------------------------------
  Dancia Life S.A.                      Luxembourg                              The purpose of this company is to carry out, on its
                                                                                own behalf or on behalf of third parties, any
                                                                                insurance business including coinsurance,
                                                                                reinsurance relating to human life, whether
                                                                                undertaken in Luxembourg or abroad, all real estate
                                                                                business and all business relating to movable
                                                                                assets, all financial business, and other business
                                                                                related directly to the company's objectives which
                                                                                would promote or facilitate the realization of the
                                                                                company's objectives.
------------------------------------------------------------------------------------------------------------------------------------
  Delfi Realty Corporation              Delaware                                The company is an inactive company.
------------------------------------------------------------------------------------------------------------------------------------
  Depositors Insurance Company          Iowa                                    The company underwrites general property and
                                                                                casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Discover Insurance Agency, LLC        California                              The purpose of the company is to sell property and
                                                                                casualty insurance products including, but not
                                                                                limited to, automobile or other vehicle insurance
                                                                                and homeowner's insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Discover Insurance Agency of Texas,   Texas                                   The purpose of the company is to sell property and
  LLC                                                                           casualty insurance products including, but not
                                                                                limited to, automobile or other vehicle insurance
                                                                                and homeowner's insurance.
------------------------------------------------------------------------------------------------------------------------------------
  DVM Insurance Agency, Inc.            California                              The company places pet insurance business not
                                                                                written by Veterinary Pet Insurance Company outside
                                                                                of California with National Casualty Company.
------------------------------------------------------------------------------------------------------------------------------------
  Europewide Life, SA                   Luxembourg                              The company writes life insurance including
                                                                                coinsurance and reinsurance, with the ability to
                                                                                write policies and contracts.
------------------------------------------------------------------------------------------------------------------------------------
  F&B, Inc.                             Iowa                                    The company is an insurance agency that places
                                                                                business not written by the Farmland Insurance
                                                                                Companies with other carriers.
------------------------------------------------------------------------------------------------------------------------------------
  Farmland Mutual Insurance             Iowa                                    The company provides property and casualty insurance
  Company                                                                       primarily to agricultural businesses.
------------------------------------------------------------------------------------------------------------------------------------
  Fenplace Limited                      England and Wales                       The company is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Alabama                                 The company is an insurance agency marketing life
  Agency of Alabama, Inc.                                                       insurance and annuity products through financial
                                                                                institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Ohio                                    The company is an insurance agency marketing life
  Agency of Ohio, Inc.                                                          insurance and annuity products through financial
                                                                                institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Oklahoma                                The company is an insurance agency marketing life
  Agency of Oklahoma, Inc.                                                      insurance and annuity products through financial
                                                                                institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Texas                                   The company is an insurance agency marketing life
  Agency of Texas, Inc.                                                         insurance and annuity products through financial
                                                                                institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Securities         Oklahoma                                The company is a limited broker-dealer doing
  Corporation                                                                   business solely in the financial institutions
                                                                                market.
------------------------------------------------------------------------------------------------------------------------------------
  Four P Finance Company                Pennsylvania                            The company is an inactive company.
------------------------------------------------------------------------------------------------------------------------------------
  G.I.L. Nominees Limited               England and Wales                       The company acts as a nominee. The company is
                                                                                dormant within the meaning of Section 249AA of the
                                                                                Companies Act of 1985 (English Law).
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore 1990 Limited                 England and Wales                       The company is engaged as a general partner in a
                                                                                limited partnership formed to invest in unlisted
                                                                                securities.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore 1990 Trustee Limited         England and Wales                       The company is dormant within the meaning of Section
                                                                                249AA of the Companies Act of 1985 (English Law).
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Capital Management Limited   England and Wales                       The company is engaged in investment management and
                                                                                advisory services to business, institutional and
                                                                                private investors.  The company has completed the
                                                                                transfer of its investment management activity to
                                                                                Gartmore Investment Limited.
------------------------------------------------------------------------------------------------------------------------------------

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

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                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Distribution Services,       Delaware                                The company is a limited broker-dealer.
  Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Emerging Managers,           Delaware                                The company acquires and holds interest in a
  LLC                                                                           registered investment advisor and provides
                                                                                investment management services.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Fund Managers                Jersey, Channel                         The company is engaged in investment administration
  International Limited                 Islands                                 and support.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Fund Managers Limited        England and Wales                       The company is engaged in authorized unit trust
                                                                                management and OEIC management.  It is also the
                                                                                authorized Corporate Director of the Gartmore OEIC
                                                                                Funds.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Asset Management,     Delaware                                The company operates as a holding company.
  Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Asset Management      Delaware                                The company acts as a holding company for the
  Trust                                                                         Gartmore Group and as a registered investment
                                                                                advisor.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Investments, Inc.     Delaware                                The company acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Partners              Delaware                                The partnership is engaged in investment management.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Ventures, Inc.        Delaware                                The company acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Group Limited                England and Wales                       The company is a holding company of a group engaged
                                                                                in the management of pension fund assets, unit
                                                                                trusts and other collective investment schemes,
                                                                                investment trusts, and portfolios for corporate
                                                                                clients.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Indosuez UK Recovery Fund    England and Wales                       The company is a general partner in two limited
  (G.P.) Limited                                                                partnerships formed to invest in unlisted
                                                                                securities.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Limited           England and Wales                       The company is engaged in investment management and
                                                                                advisory services to pension funds, unit trusts and
                                                                                other collective investment schemes, investment
                                                                                trusts and portfolios for corporate or other
                                                                                institutional clients.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Management plc    England and Wales                       The company is an investment holding company and
                                                                                provides services to other companies within the
                                                                                Gartmore Group in the UK.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Services GmbH     Germany                                 The company is engaged in marketing support.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Services Limited  England                                 The company is engaged in investment holding.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investor Services, Inc.      Ohio                                    The company provides transfer and dividend
                                                                                disbursing agent services to various mutual fund
                                                                                entities.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Japan Limited                Japan                                   The company is the renamed survivor entity of the
                                                                                merger of Gartmore Investment Management Japan
                                                                                Limited and Gartmore NC Investment Trust Management
                                                                                Company Ltd. The company is engaged in the business
                                                                                of investment management.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Managers (Jersey) Ltd        Jersey, Channel                         The company serves as the manager of four AIB Govett
                                        Islands                                 Jersey funds - AIB Grofunds Currency Funds Limited,
                                                                                Govett Securities & Investments Limited, Govett
                                                                                Singapore Growth Fund Limited and Govett Safeguard
                                                                                Funds Limited.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Morley & Associates, Inc.    Oregon                                  The company brokers or places book value maintenance
                                                                                agreements (wrap contracts) and guaranteed I
                                                                                contracts (GICs) for collective investment trusts
                                                                                and accounts.
------------------------------------------------------------------------------------------------------------------------------------

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                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Morley Capital Management,   Oregon                                  The company is an investment advisor and stable
  Inc.                                                                          value money manager.
-------------------------------------x----------------------------------------------------------------------------------------------
  Gartmore Morley Financial Services,   Oregon                                  The company is a holding company.
  Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Mutual Fund Capital Trust    Delaware                                The trust acts as a registered investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore No. 1 General Partner Ltd.   Scotland                                The company is a Gartmore No. 1 General Partner to
                                                                                Scottish Limited Partnership, itself a general
                                                                                partner of Gartmore Direct Fund I Limited
                                                                                Partnership, a private equity investment vehicle.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore No. 2 General Partner Ltd.   Scotland                                The company is a Gartmore No. 2 General Partner to
                                                                                Scottish Limited Partnership, itself a general
                                                                                partner of Gartmore Direct Fund I Limited
                                                                                Partnership, a private equity investment vehicle.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Nominees Limited             England and Wales                       The company acts as a nominee. The company is
                                                                                dormant within the meaning of Section 249AA of the
                                                                                Companies Act 1985 (English Law).
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Pension Trustees Limited     England and Wales                       Until April 1999, the company acted as a trustee of
                                                                                the Gartmore Pension Fund established by Gartmore
                                                                                Investment Management plc, which was merged with the
                                                                                National Westminster Bank Pension Fund on April 1,
                                                                                1999. As a result all assets and liabilities of the
                                                                                Gartmore Pension Fund were transferred to the
                                                                                National Westminster Bank Fund. On November 22,
                                                                                2000, the company changed its name from Gartmore
                                                                                Pension Fund Trustees Limited to Gartmore Pension
                                                                                Trust Limited. On November 30, 2000, the company
                                                                                became the trustee of the Gartmore Pension Scheme.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Riverview, LLC               Delaware                                The company provides customized solutions, in the
                                                                                form of expert advice and investment management
                                                                                services, to a limited number of institutional
                                                                                investors, through construction of hedge fund and
                                                                                alternative asset portfolios and their integration
                                                                                into the entire asset allocation framework.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore S.A. Capital Trust           Delaware                                The trust acts as a registered investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Securities Limited           England and Wales                       The company is engaged in investment holding and is
                                                                                a partner in Gartmore Global Partners.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Separate Accounts LLC        Delaware                                The company acts as an investment advisor registered
                                                                                with the Securities and Exchange Commission.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Trust Company                Oregon                                  The company is an Oregon state bank with trust
                                                                                power.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore U.S. Limited                 England and Wales                       The company is a joint partner in Gartmore Global
                                                                                Partners.
------------------------------------------------------------------------------------------------------------------------------------
  Gates, McDonald & Company             Ohio                                    The company provides services to employers for
                                                                                managing workers' and unemployment compensation
                                                                                matters and employee benefits costs.
------------------------------------------------------------------------------------------------------------------------------------
  Gates, McDonald & Company of          Nevada                                  The company provides self-insurance administration,
  Nevada                                                                        claims examining and data processing services.
------------------------------------------------------------------------------------------------------------------------------------
  Gates, McDonald & Company of New      New York                                The company provides workers'
  York, Inc.                                                                    compensation/self-insured claims administration
                                                                                services to employers with exposure in New York.
------------------------------------------------------------------------------------------------------------------------------------

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

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                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  GatesMcDonald Health Plus, Inc.       Ohio                                    The company provides medical management and cost
                                                                                containment services to employers.
------------------------------------------------------------------------------------------------------------------------------------
  GGI MGT, LLC                          Delaware                                The company is a passive investment holder in
                                                                                Newhouse Special Situations Fund I, LLC for the
                                                                                purpose of allocation of earnings to Gartmore
                                                                                management team as it relates to the ownership and
                                                                                management of Newhouse Special Situations Fund I,
                                                                                LLC.
------------------------------------------------------------------------------------------------------------------------------------
  Institutional Concepts, Inc.          New York                                This company holds insurance licenses in numerous
                                                                                states.
------------------------------------------------------------------------------------------------------------------------------------
  Insurance Intermediaries, Inc.        Ohio                                    The company is an insurance agency and provides
                                                                                commercial property and casualty brokerage services.
------------------------------------------------------------------------------------------------------------------------------------
  Landmark Financial Services of New    New York                                The company is an insurance agency marketing life
  York, Inc.                                                                    insurance and annuity products through financial
                                                                                institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Lone Star General Agency, Inc.        Texas                                   The company acts as general agent to market
                                                                                non-standard automobile and motorcycle insurance for
                                                                                Colonial County Mutual Insurance Company.
------------------------------------------------------------------------------------------------------------------------------------
  MedProSolutions, Inc.                 Massachusetts                           The company provides third-party administration
                                                                                services for workers compensation, automobile injury
                                                                                and disability claims.
------------------------------------------------------------------------------------------------------------------------------------
  National Casualty Company             Wisconsin                               The company underwrites various property and
                                                                                casualty coverage, as well as individual and group
                                                                                accident and health insurance.
------------------------------------------------------------------------------------------------------------------------------------
  National Casualty Company of          England                                 It is organized for profit under the Companies Act
  America, Ltd.                                                                 of 1948 of England for the purpose of carrying on
                                                                                the business of insurance, reinsurance, indemnity,
                                                                                and guarantee of any and every kind, except life
                                                                                insurance; to act as underwriting agents and
                                                                                insurance manager in all of the respective branches,
                                                                                and to act as agent or manager for any insurance
                                                                                company, club, or association or for any underwriter
                                                                                or syndicate of underwriters and to purchase, take
                                                                                on, lease or in exchange, hire or otherwise acquire
                                                                                and hold for any estate or interest in any lands,
                                                                                buildings, easements, rights, privileges,
                                                                                concessions, patents, and any real or personal
                                                                                property of any kind necessary or convenient for the
                                                                                purposes in connection with the company's business
                                                                                or any branch or department thereof. This company is
                                                                                currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  National Deferred Compensation,       Ohio                                    The company administers deferred compensation plans
  Inc.                                                                          for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Advantage Mortgage         Iowa                                    The company is engaged in making residential (1-4
  Company                                                                       family) mortgage loans.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Affinity Insurance         Kansas                                  The company is a shell insurer with no active
  Company of America                                                            policies or liabilities.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Affordable Housing,        Ohio                                    The company invests in affordable multi-family
  LLC                                                                           housing projects throughout the U.S.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Agribusiness Insurance     Iowa                                    The company provides property and casualty insurance
  Company                                                                       primarily to agricultural businesses.
------------------------------------------------------------------------------------------------------------------------------------

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

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                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Arena, LLC                 Ohio                                    The purpose of the company is to develop Nationwide
                                                                                Arena and to engage in related Arena district
                                                                                development activity.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Asset Management           England and Wales                       The company is a holding company of a group engaged
  Holdings, Ltd.                                                                in the management of pension fund assets, unit
                                                                                trusts and other collective investment schemes,
                                                                                investment trusts and portfolios for corporate
                                                                                clients.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Assurance Company          Wisconsin                               The company underwrites non-standard automobile and
                                                                                motorcycle insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Capital Mortgage, LLC      Ohio                                    This company is a holding company that funds/owns
                                                                                commercial mortgage loans for an interim basis,
                                                                                hedges the loans during the ownership period, and
                                                                                then sells the loans as part of a securitization to
                                                                                generate profit.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Cash Management            Ohio                                    The company buys and sells investment securities of
  Company                                                                       a short-term nature as agent for other corporations,
                                                                                foundations, and insurance company separate
                                                                                accounts.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Community Development      Ohio                                    The company holds investments in low-income housing
  Corporation, LLC                                                              funds.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Corporation                Ohio                                    The company acts primarily as a holding company for
                                                                                entities affiliated with Nationwide Mutual Insurance
                                                                                Company and Nationwide Mutual Fire Insurance
                                                                                Company.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Credit Enhancement         Ohio                                    The company is currently a shell company.
  Insurance Company
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Assignment       Ohio                                    The company acts as an administrator of structured
  Company                                                                       settlements.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Institution      Delaware                                The company engages in the business of an insurance
  Distributors Agency, Inc.                                                     agency.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Institution      New Mexico                              The company engages in the business of an insurance
  Distributors Agency, Inc. of New                                              agency.
  Mexico
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Institution      Massachusetts                           The company engages in the business of an insurance
  Distributors Insurance Agency, Inc.                                           agency.
  of Massachusetts
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services         Bermuda                                 The company is a long-term insurer that issues
  (Bermuda) Ltd.                                                                variable annuity and variable life products to
                                                                                persons outside the United States and Bermuda.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services         Delaware                                The Trust's sole purpose is to issue and sell
  Capital Trust                                                                 certain securities representing individual
                                                                                beneficial interests in the assets of the Trust.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services         Delaware                                The Trust's sole purpose is to issue and sell
  Capital Trust II                                                              certain securities representing individual
                                                                                beneficial interests in the assets of the Trust.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services, Inc.   Delaware                                The company acts primarily as a holding company for
                                                                                companies within the Nationwide organization that
                                                                                offer or distribute long-term savings and retirement
                                                                                products.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Sp. z o.o        Poland                                  The company provides distribution services for its
                                                                                affiliate Nationwide Towarzystwo Ubezpieczen na
                                                                                Zycie S.A. in Poland.
------------------------------------------------------------------------------------------------------------------------------------

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
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

------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Structured       Ohio                                    The company serves to capture and report the results
  Products, LLC                                                                 of the structured products business unit.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Foundation                 Ohio                                    The not-for-profit company contributes to non-profit
                                                                                activities and projects.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide General Insurance Company  Ohio                                    The company transacts a general insurance business,
                                                                                except life insurance. The corporation primarily
                                                                                provides automobile and fire insurance to select
                                                                                customers.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Finance, LLC        Ohio                                    The company acts as a support company for Nationwide
                                                                                Global Holdings, Inc. in its international
                                                                                capitalization efforts.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Funds               Luxembourg                              This company is formed to issue shares of mutual
                                                                                funds.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Holdings, Inc.      Ohio                                    The company is a holding company for international
                                                                                operations.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Holdings, Inc. -    Luxembourg                              It serves as an extension of Nationwide Global
  Luxembourg Branch                                                             Holdings, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Holdings-NGH        Brazil                                  The company acts as a holding company.
  Brazil Participacoes, LTDA
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Home Mortgage              Ohio                                    This company performs the marketing function for
  Distributors, Inc.                                                            Nationwide Advantage Mortgage Company.
------------------------------------------------------------------------------------------------------------------------------------
  *Nationwide Indemnity Company         Ohio                                    The company is involved in the reinsurance business
                                                                                by assuming business from Nationwide Mutual
                                                                                Insurance Company and other insurers within the
                                                                                Nationwide Insurance organization.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Company of       Wisconsin                               The company is an independent agency personal lines
  America                                                                       underwriter of property/casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Company of       Ohio                                    The company transacts general insurance business
  Florida                                                                       except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Sales Company,   Ohio                                    The company provides administrative services for the
  LLC                                                                           product sales and distribution channels of
                                                                                Nationwide Mutual Insurance Company and its
                                                                                affiliated and subsidiary insurance companies.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide International              California                              The company is a special risk, excess and surplus
  Underwriters                                                                  lines underwriting manager.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Investment Services        Oklahoma                                This is a limited broker-dealer company doing
  Corporation                                                                   business in the deferred compensation market and
                                                                                acts as an investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  **Nationwide Life and Annuity         Ohio                                    The company engages in underwriting life insurance
  Insurance Company                                                             and granting, purchasing, and disposing of
                                                                                annuities.
------------------------------------------------------------------------------------------------------------------------------------
  *Nationwide Life and Annuity          Delaware                                The company provides individual life insurance
  Company of America                                                            products.
------------------------------------------------------------------------------------------------------------------------------------
  *Nationwide Life Insurance Company    Pennsylvania                            The company provides individual life insurance and
  of America                                                                    group annuity products.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Life Insurance Company     Delaware                                The company insures against personal injury,
  of Delaware                                                                   disablement or death resulting from traveling or
                                                                                general accidents and against disablement resulting
                                                                                from sickness, and every type of insurance
                                                                                appertaining thereto.
------------------------------------------------------------------------------------------------------------------------------------



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                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  **Nationwide Life Insurance           Ohio                                    This company provides individual life insurance,
  Company                                                                       group life and health insurance, fixed and variable
                                                                                annuity products, and other life insurance products.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Lloyds                     Texas                                   The company markets commercial property insurance in
                                                                                Texas.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Management Systems, Inc.   Ohio                                    The company offers a preferred provider organization
                                                                                and other related products and services.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Martima Vida Previdencia   Brazil                                  The company operates as a licensed insurance company
  S.A.                                                                          in the categories of life and unrestricted private
                                                                                pension plans in Brazil.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Mortgage Holdings, Inc.    Ohio                                    The company acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Mutual Fire Insurance      Ohio                                    The company engages in a general insurance and
  Company                                                                       reinsurance business, except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Mutual Insurance           Ohio                                    The company engages in a general insurance and
  Company                                                                       reinsurance business, except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Properties, Ltd.           Ohio                                    The company is engaged in the business of
                                                                                developing, owning and operating real estate and
                                                                                real estate investments.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Property and Casualty      Ohio                                    The company engages in a general insurance business,
  Insurance Company                                                             except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Provident Distributors,    Delaware                                The company is an inactive company.
  Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Provident Holding          Pennsylvania                            The company is a holding company for non-insurance
  Company                                                                       subsidiaries.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Realty Investors, Ltd.     Ohio                                    The company is engaged in the business of
                                                                                developing, owning and operating real estate
                                                                                investments.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Delaware                                The company markets and administers deferred
  Inc.                                                                          compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Alabama                                 The company provides retirement products,
  Inc. of Alabama                                                               marketing/education and administration to public
                                                                                employees and educators.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Arizona                                 The company markets and administers deferred
  Inc. of Arizona                                                               compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Arkansas                                The company markets and administers deferred
  Inc. of Arkansas                                                              compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Montana                                 The company markets and administers deferred
  Inc. of Montana                                                               compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Nevada                                  The company markets and administers deferred
  Inc. of Nevada                                                                compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      New Mexico                              The company markets and administers deferred
  Inc. of New Mexico                                                            compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Ohio                                    The company provides retirement products,
  Inc. of Ohio                                                                  marketing/education and administration to public
                                                                                employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Oklahoma                                The company markets and administers deferred
  Inc. of Oklahoma                                                              compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      South Dakota                            The company markets and administers deferred
  Inc. of South Dakota                                                          compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------



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                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Texas                                   The company markets and administers deferred
  Inc. of Texas                                                                 compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Wyoming                                 The company markets and administers deferred
  Inc. of Wyoming                                                               compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Massachusetts                           The company markets and administers deferred
  Insurance Agency, Inc.                                                        compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Securities, Inc.           Ohio                                    The company is a registered broker-dealer and
                                                                                provides investment management and administrative
                                                                                services.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Services Company, LLC      Ohio                                    The company performs shared services functions for
                                                                                the Nationwide organization.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Services Sp. z o.o.        Poland                                  The company provides services to Nationwide Global
                                                                                Holdings, Inc. in Poland.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Strategic Investment       Ohio                                    The company acts as a private equity fund investing
  Fund, LLC                                                                     in companies for investment purposes and to create
                                                                                strategic opportunities for Nationwide.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Towarzystwo Ubezpieczen    Poland                                  The company is authorized to engage in the business
  na Zycie S.A.                                                                 of life insurance and pension products in Poland.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Trust Company, FSB         United States                           This is a federal savings bank chartered by the
                                                                                Office of Thrift Supervision in the United States
                                                                                Department of the Treasury to exercise custody and
                                                                                fiduciary powers.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide UK Holding Company, Ltd.   England and Wales                       The company is a holding company of a group engaged
                                                                                in the management of pension fund assets, unit
                                                                                trusts and other collective investment schemes,
                                                                                investment trusts and portfolios for corporate
                                                                                clients.
------------------------------------------------------------------------------------------------------------------------------------
  Newhouse Capital Partners, LLC        Delaware                                The company invests in financial services companies
                                                                                that specialize in e-commerce and promote
                                                                                distribution of financial services.
------------------------------------------------------------------------------------------------------------------------------------
  Newhouse Special Situations Fund I,   Delaware                                The company owns and manages contributed securities
  LLC                                                                           to achieve long - term capital appreciation from the
                                                                                contributed securities and through investments in a
                                                                                portfolio of other equity investments in financial
                                                                                service and other related companies as determined by
                                                                                the company to be undervalued or in need of changes
                                                                                in capital structure or to present other special
                                                                                situations that have the potential for significant
                                                                                earnings growth from among other things, major
                                                                                financial service industry trends, unfilled niches
                                                                                and synergies with other firms in the portfolio.
------------------------------------------------------------------------------------------------------------------------------------
  NFS Distributors, Inc.                Delaware                                The company acts primarily as a holding company for
                                                                                Nationwide Financial Services, Inc. distribution
                                                                                companies.
------------------------------------------------------------------------------------------------------------------------------------
  NFSB Investments, Ltd.                Bermuda                                 The company buys and sells investment securities for
                                                                                its own account in order to enhance the investment
                                                                                returns of its affiliates.
------------------------------------------------------------------------------------------------------------------------------------
  NGH Luxembourg S. a. r. L.            Luxembourg                              The company acts primarily as a holding company for
                                                                                the European operations for Nationwide Global
                                                                                Holdings, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  NGH Netherlands, B.V.                 Netherlands                             The company acts as a holding company for other
                                                                                Nationwide overseas companies.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  NGH UK, Ltd.                          United Kingdom                          The company functions as a support company for other
                                                                                Nationwide overseas companies.
------------------------------------------------------------------------------------------------------------------------------------
  NorthPointe Capital, LLC              Delaware                                The company acts as a registered investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  PanEuroLife                           Luxembourg                              The company provides individual life insurance
                                                                                primarily in the United Kingdom, Belgium and France.
------------------------------------------------------------------------------------------------------------------------------------
  Pension Associates, Inc.              Wisconsin                               The company provides pension plan administration and
                                                                                record keeping services, and pension plan and
                                                                                compensation consulting.
------------------------------------------------------------------------------------------------------------------------------------
  PNAM, Inc.                            Delaware                                The company is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Premier Agency, Inc.                  Iowa                                    This company is an insurance agency.
------------------------------------------------------------------------------------------------------------------------------------
  Provestco, Inc.                       Delaware                                The company serves as a general partner in certain
                                                                                real estate limited partnerships invested in by
                                                                                Nationwide Life Insurance Company of America.
------------------------------------------------------------------------------------------------------------------------------------
  Quick Sure Auto Agency, Inc.          Texas                                   The company is an insurance agency and operates as
                                                                                an employee agent "storefront" for Titan Insurance
                                                                                Services.
------------------------------------------------------------------------------------------------------------------------------------
  RCMD Financial Services, Inc.         Delaware                                The company is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Retention Alternatives, Ltd.          Bermuda                                 The company is a captive insurer and writes first
                                                                                dollar insurance policies in workers' compensation,
                                                                                general liability and automobile liability for its
                                                                                affiliates in the United States.
------------------------------------------------------------------------------------------------------------------------------------
  RF Advisors, Inc.                     Pennsylvania                            The company is an inactive company.
------------------------------------------------------------------------------------------------------------------------------------
  Riverview International Group, Inc.   Delaware                                The company is an investment advisor and a broker
                                                                                dealer.
------------------------------------------------------------------------------------------------------------------------------------
  RP&C International, Inc.              Ohio                                    The company is an investment-banking firm, which
                                                                                provides specialist advisory services and innovative
                                                                                financial solutions to public and private companies
                                                                                internationally.
------------------------------------------------------------------------------------------------------------------------------------
  Scottsdale Indemnity Company          Ohio                                    The company engages in a general insurance business,
                                                                                except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Scottsdale Insurance Company          Ohio                                    The company primarily provides excess and surplus
                                                                                lines of property and casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Scottsdale Surplus Lines Insurance    Arizona                                 The company provides excess and surplus lines
  Company                                                                       coverage on a non-admitted basis.
------------------------------------------------------------------------------------------------------------------------------------
  Siam Ar-Na-Khet Company Limited       Thailand                                The company is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Software Development Corp.            Delaware                                The company is an inactive company.
------------------------------------------------------------------------------------------------------------------------------------
  TBG Aviation, LLC                     California                              The company holds an investment in a leased airplane
                                                                                and maintains an operating agreement with Flight
                                                                                Options.
------------------------------------------------------------------------------------------------------------------------------------
  TBG Danco Insurance Company           California                              The corporation provides for life insurance and
                                                                                individual executive estate planning to maximize
                                                                                benefit value.
------------------------------------------------------------------------------------------------------------------------------------
  TBG Financial and Insurance           California                              The corporation consults with corporate clients and
  Services Corporation                                                          financial institutions on the development and
                                                                                implementation of proprietary and/or private
                                                                                placement insurance products for the financing of
                                                                                executive benefit programs and individual
                                                                                executive's estate planning requirements. As a
                                                                                broker dealer, TBG Financial Services provides
                                                                                complete and flexible access to institutional
                                                                                insurance investment products.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  TBG Financial and Insurance           Hawaii                                  The corporation consults with corporate clients and
  Services Corporation of Hawaii                                                financial institutions on the development and
                                                                                implementation of proprietary, private placement and
                                                                                institutional insurance products.
------------------------------------------------------------------------------------------------------------------------------------
  TBG Insurance Services                California                              The company markets and administers executive
  Corporation                                                                   benefit plans.
------------------------------------------------------------------------------------------------------------------------------------
  THI Holdings (Delaware), Inc.         Delaware                                The company acts as a holding company for the Titan,
                                                                                Victoria and Whitehall groups.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Agency, Inc.               Michigan                                The company is an insurance agency that primarily
                                                                                sells non-standard automobile insurance for Titan
                                                                                Insurance Company in Michigan.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance                  Nevada                                  The company is an insurance agency that operates as
                                                                                an employee agent "storefront" for Titan Indemnity
                                                                                Company in Nevada.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance of               Pennsylvania                            The company is an insurance agency that operates as
  Pennsylvania, Inc.                                                            an employee agent "storefront" for Titan Indemnity
                                                                                Company in Pennsylvania (currently inactive).
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance of Arizona,      Arizona                                 The company is an insurance agency that operates as
  Inc.                                                                          an employee agent "storefront" for Titan Indemnity
                                                                                Company in Arizona.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance of New Mexico,   New Mexico                              The company is an insurance agency that operates as
  Inc.                                                                          an employee agent "storefront" for Titan Indemnity
                                                                                Company in New Mexico.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance, Inc.            Colorado                                The company is an insurance agency and operates as
                                                                                an employee agent "storefront" for Titan Indemnity
                                                                                Company in Colorado.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Holdings Service Corporation    Texas                                   The company acts as a holding company specifically
                                                                                for Titan corporate employees.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Indemnity Company               Texas                                   The company is a multi-line licensed insurance
                                                                                company and is operating primarily as a property and
                                                                                casualty insurance company.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Insurance Company               Michigan                                This is a property and casualty insurance company.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Insurance Services, Inc.        Texas                                   The company is a Texas grand fathered managing
                                                                                general agency.
------------------------------------------------------------------------------------------------------------------------------------
  Titan National Auto Call Center,      Texas                                   The company is licensed as an insurance agency that
  Inc.                                                                          operates as an employee agent "call center" for
                                                                                Titan Indemnity Company.
------------------------------------------------------------------------------------------------------------------------------------
  Vertboise, SA                         Luxembourg                              The company acts as a real property holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Veterinary Pet Insurance Company      California                              The company provides pet insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Veterinary Pet Services, Inc.         California                              The company acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Automobile Insurance         Ohio                                    The company is a property and casualty insurance
  Company                                                                       company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Financial Corporation        Delaware                                The company acts as a holding company specifically
                                                                                for all Victoria corporate employees.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Fire & Casualty Company      Ohio                                    The company is a property and casualty insurance
                                                                                company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Insurance Agency, Inc.       Ohio                                    The company is an insurance agency that acts as a
                                                                                broker for independent agents appointed with the
                                                                                Victoria companies in the state of Ohio.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Victoria National Insurance Company   Ohio                                    The company is a property and casualty insurance
                                                                                company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Select Insurance Company     Ohio                                    The company is a property and casualty insurance
                                                                                company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Specialty Insurance Company  Ohio                                    The company is a property and casualty insurance
                                                                                company.
------------------------------------------------------------------------------------------------------------------------------------
  VPI Services, Inc.                    California                              The company operates as a nationwide pet registry
                                                                                service for holders of Veterinary Pet Insurance
                                                                                policies, including pet indemnification and lost pet
                                                                                recovery program.
------------------------------------------------------------------------------------------------------------------------------------
  Washington Square Administrative      Pennsylvania                            The company provides administrative services to
  Services, Inc.                                                                Nationwide Life and Annuity Company of America.
------------------------------------------------------------------------------------------------------------------------------------
  Western Heritage Insurance Company    Arizona                                 The company underwrites excess and surplus lines of
                                                                                property and casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  William J. Lynch and Associates,      California                              The company specializes in the analysis and funding
  Inc.                                                                          of corporate benefit liabilities.
------------------------------------------------------------------------------------------------------------------------------------
  W.I. of Florida                       Florida                                 The company is an insurance agency and operates as
                                                                                an employee agent "storefront" for Titan Indemnity
                                                                                Company in Florida.
------------------------------------------------------------------------------------------------------------------------------------
  W.I. of New York                      New York                                The company is an insurance agency and operates as
                                                                                an employee agent "storefront" for Titan Indemnity
                                                                                Company in New York (currently inactive).
------------------------------------------------------------------------------------------------------------------------------------
  Whitehall Holdings, Inc.              Texas                                   The company acts as a holding company especially for
                                                                                the Titan agencies.
------------------------------------------------------------------------------------------------------------------------------------
  Whitehall Insurance agency of         Texas                                   The company is a Texas licensed insurance agency
  Texas, Inc.                                                                   (currently inactive).
------------------------------------------------------------------------------------------------------------------------------------
  Whitehall of Indiana, Inc.            Indiana                                 The company is an insurance agency and operates as
                                                                                an employee agent "storefront" for Titan Indemnity
                                                                                Company in Indiana.
------------------------------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------------------------
                     COMPANY                     STATE/COUNTRY OF        NO. VOTING SECURITIES           PRINCIPAL BUSINESS
                                                   ORGANIZATION           (SEE ATTACHED CHART
                                                                            UNLESS OTHERWISE
                                                                              INDICATED)
-----------------------------------------------------------------------------------------------------------------------------------
  *   MFS Variable Account                             Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Multi-Flex Variable Account           Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-A                 Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-B                 Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-C                 Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-D                 Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account                      Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-II                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-3                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-4                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-5                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-6                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-7                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-8                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-9                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-10                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-11                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-12                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-13                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-14                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-15                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-16                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-17                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Provident VA Separate             Pennsylvania                                   Issuer of Annuity Contracts
      Account 1
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Provident VA Separate               Delaware                                     Issuer of Annuity Contracts
      Account A
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide VL Separate Account-A                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide VL Separate Account-B                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VL Separate Account-C                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VL Separate Account-D                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account                  Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-2                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-3                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-4                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-5                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-6                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide VLI Separate Account-7                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Provident VLI Separate            Pennsylvania                                   Issuer of Life Insurance
      Account 1                                                                                   Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Provident VLI Separate              Delaware                                     Issuer of Life Insurance
      Account A                                                                                   Policies
-----------------------------------------------------------------------------------------------------------------------------------


                                                                            (left side)
                    -----------------------
                    |   FARMLAND MUTUAL   |
                    |  INSURANCE COMPANY  |
                    |                     |
                    | Guaranty Fund       |__________________________________________
                    | -------------       |__________________________________________
                    | Certificate         |
                    | -----------         |
                    |                     |
                    | Casualty            |
                    -----------------------
                               |
                               |
                               |                                                      ____________
                               |                                                      |
                               |                       ----------------------------   |
----------------------------   |                       |    NATIONWIDE GENERAL    |   |
|        F & B, INC.       |   |                       |    INSURANCE COMPANY     |   |
|                          |   |                       |                          |   |
| Common Stock: 1 Share    |   |                       | Common Stock:  20,000    |___|
| -------------            |   |                       | -------------  Shares    |   |
|                          |___|                       |                          |   |
| Farmland                 |   |                       | Casualty-100%            |   |
| Mutual-100%              |   |                       ----------------------------   |
|                          |   |                                                      |
----------------------------   |                       ----------------------------   |
                               |                       |    NATIONWIDE PROPERTY   |   |
----------------------------   |                       |        AND CASUALTY      |   |
|   COOPERATIVE SERVICE    |   |                       |     INSURANCE COMPANY    |   |
|         COMPANY          |   |                       |                          |   |
|                          |   |                       | Common Stock:  60,000    |___|
| Common Stock: 600 Shares |   |                       | -------------  Shares    |   |
| -------------            |___|                       |                          |   |
|                          |                           | Casualty-100%            |   |
| Farmland                 |                           ----------------------------   |
| Mutual-100%              |                                                          |
----------------------------                           ----------------------------   |
                                                       |   NATIONWIDE ASSURANCE   |   |
                                                       |         COMPANY          |   |
                                                       |       (ASSURANCE)        |   |
                                                       |                          |   |
                                                       | Common Stock:  1,750     |___|
                                                       | -------------  Shares    |   |
                                                       |                          |   |
                                                       | Casualty-100%            |   |
                                                       ----------------------------   |
                                                                                      |
                                                       ----------------------------   |
                                                       |  NATIONWIDE AGRIBUSINESS |   |
                                                       |    INSURANCE COMPANY     |   |
                                                       |                          |   |
                                                       | Common Stock:  1,000,000 |   |
                                                       | -------------  Shares    |   |
                                                       |                          |___|
                                                       | Casualty-99.9%           |   |
                                                       | Other Capital:           |   |
                                                       | --------------           |   |
                                                       | Casualty-Pfd.            |   |
                                                       ----------------------------   |
                                                                                      |
                                                       ----------------------------   |
                                                       |     NATIONAL CASUALTY    |   |
                                                       |          COMPANY         |   |
                                                       |            (NC)          |   |
                                                       |                          |   |
                                                       | Common Stock: 100 Shares |___|
                                                       | -------------            |
                                                       |                          |
                                                       | Casualty-100%            |
                                                       ----------------------------
                                                                   |
                                                                   |
                                                       ----------------------------
                                                       |   NCC OF AMERICA, LTD.   |
                                                       |         (INACTIVE)       |
                                                       |                          |
                                                       |                          |
                                                       | NC-100%                  |
                                                       |                          |
                                                       ----------------------------

                                  NATIONWIDE(R)                                                       (middle)
  ------------------------------------------
  |                                        |
  |                                        |
  |                                        |
__|           NATIONWIDE MUTUAL            |__________________________________________
__|           INSURANCE COMPANY            |__________________________________________
  |              (CASUALTY)                |
  |                                        |
  |                                        |
  |                                        |
  ------------------------------------------
                        |
                        |
                        |
______________________________________________________________________________________________________________________
    |                                  |                                           |
    |                                  |   --------------------------------        |   -------------------------------
    |                                  |   |         SCOTTSDALE           |        |   |         SCOTTSDALE          |
    |   ----------------------------   |   |      INSURANCE COMPANY       |        |   |      INDEMNITY COMPANY      |
    |   |  NATIONWIDE MANAGEMENT   |   |   |            (SIC)             |        |   |                             |
    |   |      SYSTEMS, INC.       |   |   |                              |        |   | Common Stock:  50,000       |
    |   |                          |   |___| Common Stock: 30,136         |        |___| -------------  Shares       |
    |___| Common Stock: 100 Shares |   |   | ------------- Shares         |        |   |                             |
    |   | -------------            |   |   |                              |        |   |                             |
    |   |                          |   |   | Casualty-100%                |        |   | Casualty-100%               |
    |   | Casualty-100%            |   |   |         (See Page 2)         |        |   -------------------------------
    |   ----------------------------   |   --------------------------------        |
    |                                  |                                           |   -------------------------------
    |   ----------------------------   |   --------------------------------        |   |          NATIONWIDE         |
    |   |   NATIONWIDE AFFINITY    |   |   |            ALLIED            |        |   |       INDEMNITY COMPANY     |
    |   |    INSURANCE COMPANY     |   |   |          GROUP, INC.         |        |   |        (NW INDEMNITY)       |
    |   |        OF AMERICA        |   |   |            (AGI)             |        |   | Common Stock:  28,000       |
    |   |                          |___|   |                              |        |___| -------------  Shares       |
    |   | Common Stock: 500,000    |   |___| Common Stock: 850 Shares     |        |   |                             |
    |   | ------------- Shares     |   |   | -------------                |        |   |                             |
    |   |                          |   |   |                              |        |   | Casualty-100%               |
    |   | Casualty-100%            |   |   | Casualty-100%                |        |   -------------------------------
    |   ----------------------------   |   |         (See Page 2)         |        |
    |                                  |   |                              |        |
    |   ----------------------------   |   --------------------------------        |   -------------------------------
    |   |     NEWHOUSE CAPITAL     |   |                                           |   |           LONE STAR         |
    |   |      PARTNERS, LLC       |   |   --------------------------------        |   |     GENERAL AGENCY, INC.    |
    |   |                          |   |   |             RP&C             |        |   |                             |
    |   | Casualty-70%             |   |   |         INTERNATIONAL        |        |   | Common Stock:  1,000        |
    |   |                          |___|   |                              |        |___| -------------  Shares       |
    |   | GGV-19%                  |   |___| Common Stock: 963            |        |   |                             |
    |   |                          |   |   | ------------- Shares         |        |   |                             |
    |   | Fire-10%                 |   |   |                              |        |   | Casualty-100%               |
    |   ----------------------------   |   | Casualty-23.88%              |        |   -------------------------------
    |                                  |   --------------------------------        |                 ||
    |   ----------------------------   |                                           |                 ||
    |   |                          |   |   --------------------------------        |   -------------------------------
    |   |     NATIONWIDE LLOYDS    |   |   |      NATIONWIDE CAPITAL      |        |   |        COLONIAL COUNTY      |
    |   |                          |___|   |        MORTGAGE, LLC         |        |   |       MUTUAL INSURANCE      |
    |   |       A TEXAS LLOYDS     |___|   |                              |        |   |            COMPANY          |
    |   |                          |   |___| Mutual-5%                    |        |   |                             |
    |   |                          |   |   |                              |        |   | Surplus Debentures:         |
    |   |                          |   |   | NW Indemnity-95%             |        |   | -------------------         |
    |   ----------------------------   |   |                              |        |   |                             |
    |                                  |   --------------------------------        |   | Assurance                   |
    |   ----------------------------   |                                           |   | Lone Star                   |
    |   |       THI HOLDINGS       |   |   --------------------------------        |   |                             |
    |   |      DELAWARE, INC.      |   |   |     NATIONWIDE INSURANCE     |        |   -------------------------------
    |   |          (THI)           |   |   |      COMPANY OF FLORIDA      |        |
    |   |                          |   |   |                              |        |   -------------------------------
    |   | Common Stock: 100 Shares |___|___| Common Stock: 10,000         |        |   |     NATIONWIDE SERVICES     |
    |   |                          |   |   | ------------  Shares         |        |   |         COMPANY, LLC        |
        | Casualty-100%            |   |   |                              |        |   |                             |
        |                          |   |   | Casualty-100%                |        |   | Single Member Limited       |
        | (See page 3)             |   |   |                              |        |---| Liability Company           |
        ----------------------------   |   --------------------------------        |   |                             |
                                       |                                           |   | Casualty-100%               |
                                       |   --------------------------------        |   -------------------------------
                                       |   |      NATIONWIDE CREDIT       |        |
                                       |   |    ENHANCEMENT INSURANCE     |        |   -------------------------------
                                       |___|           COMPANY            |        |   |       AMERICAN MARINE       |
                                           |                              |        |   |      UNDERWRITERS, INC.     |
                                           |    Casualty-100%             |        |   |                             |
                                           |                              |        |   | Common Stock:  20 Shares    |
                                           --------------------------------        |___| -------------               |
                                                                                       |                             |
                                                                                       | Casualty-100%               |
                                                                                       |                             |
                                                                                       -------------------------------

                                                                                                                        (right side)
  ------------------------------------------                                                                ------------------------
  |                                        |                                                                |      NATIONWIDE      |
  |                                        |                                                                |      FOUNDATION      |
  |                                        |                                                                |                      |
  |           NATIONWIDE MUTUAL            |                                                                |      MEMBERSHIP      |
__|        FIRE INSURANCE COMPANY          |                                                                |      NONPROFIT       |
__|                (FIRE)                  |                                                                |     CORPORATION      |
  |                                        |                                                                ------------------------
  |                                        |
  |                                        |
  ------------------------------------------
                  |
                  |_________________________________________________________________________________________________
                                                                            |                    |                  |
_________________________________________________________________________   |                    |                  |
                   |                                       |            |   |                    |                  |
                   |   --------------------------------    |   --------------------------------  |  -------------------------------
                   |   |       NATIONWIDE CASH        |    |   |          NATIONWIDE          |  |  |                              |
                   |   |      MANAGEMANT COMPANY      |    |   |          CORPORATION         |  |  |       RETENTION              |
                   |   |                              |    |   | Common Stock:  13,642,432    |  |  |   ALTERNATIVES, LTD.         |
                   |   |                              |    |   | -------------                |  |  | Common Stock: 120,000 SHARES |
                   |___| Common Stock:  100 Shares    |    |   | 13,642,432                   |  |  | -------------                |
                   |   | -------------                |    |   |                              |  |  |                              |
                   |   |                              |    |   |                              |  |  | Fire-100%                    |
                   |   |                              |    |   |                              |  |  |                              |
                   |   | Casualty-100%                |    |   | Casualty 95.2%               |  |  --------------------------------
                   |   --------------------------------    |   | Fire      4.8%               |  |
                   |                                       |   |                              |  |
                   |   --------------------------------    |   |             (See Page 4)     |  |
                   |   |                              |    |   --------------------------------  |
                   |   |                              |    |                                     |
                   |   |          NATIONWIDE          |    |   --------------------------------  |
                   |   |           ARENA LLC          |    |   |       ALLNATIONS, INC.       |  |
                   |---|                              |    |   | Common Stock:  12,248 Shares |  |
                   |   |                              |    |   | -------------                |  |
                   |   |                              |    |   |                              |  |
                   |   | Casualty-90%                 |    |   | Casualty-16.2%               |  |
                   |   |                              |    |___| Fire-16.2%                   |___
                   |   --------------------------------    |   | Preferred Stock: 1,466 Shares|
                   |                                       |   | ----------------             |
                   |   --------------------------------    |   |                              |
                   |   |     NATIONWIDE INSURANCE     |    |   | Casualty-6.8%                |
                   |   |      SALES COMPANY, LLC      |    |   | Fire-6.8%                    |
                   |   |            (NISC)            |    |   --------------------------------
                   |   |                              |    |
                   |---|     Single Member Limited    |__  |   --------------------------------
                   |   |       Liability Company      | |  |   |   NATIONWIDE INTERNATIONAL   |
                   |   |                              | |  |   |         UNDERWRITERS         |
                   |   | Casualty-100%                | |  |   |                              |
                   |   -------------------------------- |  |   | Common Stock:  1,000         |
                   |                   |                |  |___| -------------  Shares        |
                   |                   |                |  |   |                              |
                   |   -------------------------------- |  |   |                              |
                   |   |           INSURANCE          | |  |   | Casualty-100%                |
                   |   |      INTERMEDIARIES, INC.    | |  |   --------------------------------
                   |   |                              | |  |
                   |   | Common Stock: 1,615          | |  |   --------------------------------
                   |   | ------------- Shares         | |  |   |     CRESTBROOK INSURANCE     |
                   |   |                              | |  |   |            COMPANY           |
                   |   |                              | |  |   |                              |
                   |   | NISC-100%                    | |  |   | Common Stock:  52,000        |
                   |   -------------------------------- |  |___| -------------  Shares        |
                   |                                    |  |   |                              |
                   |   -------------------------------- |  |   |                              |
                   |   |      DISCOVER INSURANCE      | |  |   | Casualty-100%                |
                   |   |          AGENCY LLC          | |  |   --------------------------------
                   |   |                              | |  |
                   |   |     Single Member Limited    | |  |   --------------------------------
                   |   |       Liability Company      |--  |   |      NATIONWIDE REALTY       |
                   |   |                              |    |   |        INVESTORS, LTD        |
                   |   | NISC-100%                    |    |   |                              |
                   |   |                              |    |   | Casualty-95%                 |
                   |   --------------------------------    |---|                              |
                   |                                       |   | NW Indemnity-5%              |
                   |   --------------------------------    |   |                              |
                   |   |      DISCOVER INSURANCE      |    |   --------------------------------
                   |   |          AGENCY OF           |    |
                   |   |          TEXAS, LLC          |    |   --------------------------------
                   |   |                              |    |   |     NATIONWIDE STRATEGIC     |
                   |___|     Single Member Limited    |    |   |     INVESTMENT FUND, LLC     |
                   |___|       Liability Company      |    |   |                              |
                       |                              |    |---|     Single Member Limited    |
                       |                              |    |   |       Liability Company      |
                       --------------------------------        |                              |
                                                               | Casualty-100%                |
                                                               |                              |
                                                               --------------------------------


                                                                                Subsidiary Companies      -- Solid Line
                                                                                Contractual Association   -- Double Line
                                                                                Limited Liability Company -- Dotted Line

                                                                                March 31, 2004

                                                                            (left side)
                    -----------------------
                    |   FARMLAND MUTUAL   |
                    |  INSURANCE COMPANY  |
                    |                     |
                    | Guaranty Fund       |__________________________________________
                    | -------------       |__________________________________________
                    | Certificate         |
                    | -----------         |
                    |                     |
                    | Casualty            |
                    |         (See Page 1)|
                    |                     |
                    -----------------------






                               _________________________________________________
                               |                    |
                               |                    |
                               |                    |
----------------------------   |      ----------------------------
|   NATIONWIDE INSURANCE   |   |      |       AID FINANCE        |
|    COMPANY OF AMERICA    |   |      |      SERVICES, INC.      |
|                          |   |      |      (AID FINANCE)       |
| Common Stock:  12,000    |   |      |                          |
| -------------  Shares    |___|      | Common Stock:  10,000    |
|                          |   |      | -------------  Shares    |
|                          |   |      |                          |
| AGI-100%                 |   |      | AGI-100%                 |
----------------------------   |      ----------------------------
                               |                    |
----------------------------   |                    |
|     ALLIED DOCUMENT      |   |      ----------------------------
|     SOLUTIONS, INC.      |   |      |          ALLIED          |
|                          |   |      |     GROUP INSURANCE      |
| Common Stock:  10,000    |   |      |    MARKETING COMPANY     |
| -------------  Shares    |___|      |                          |
|                          |   |      | Common Stock:  20,000    |
|                          |   |      | -------------  Shares    |
| AGI-100%                 |   |      |                          |
----------------------------   |      | Aid Finance-100%         |
                               |      ----------------------------
----------------------------   |
|       DEPOSITORS         |   |      ----------------------------
|    INSURANCE COMPANY     |   |      |         PREMIER          |
|      (DEPOSITORS)        |   |      |         AGENCY           |
|                          |   |      |           INC.           |
| Common Stock:  300,000   |___|______|                          |
| -------------  Shares    |   |      | Common Stock:  100,000   |
|                          |   |      | -------------  Shares    |
| AGI-100%                 |   |      |                          |
----------------------------   |      | AGI-100%                 |
                               |      ----------------------------
----------------------------   |
|     ALLIED PROPERTY      |   |
|       AND CASUALTY       |   |
|    INSURANCE COMPANY     |   |
|      (Allied P & C)      |___|
| Common Stock:  300,000   |
| -------------  Shares    |
|                          |
| AGI-100%                 |
----------------------------

                                  NATIONWIDE(R)                                                       (middle)
               ------------------------------------------
               |                                        |
               |                                        |
               |                                        |
_______________|           NATIONWIDE MUTUAL            |______________________________________________________
_______________|           INSURANCE COMPANY            |______________________________________________________
               |              (CASUALTY)                |
               |             (See Page 1)               |
               |                                        |
               |                                        |
               ------------------------------------------
                                    |__________________________________________________________________________
                                    |
                                    |
                      ----------------------------
                      |          ALLIED          |
                      |        GROUP, INC.       |
                      |           (AGI)          |
                      |                          |
                      | Common Stock: 850 Shares |
                      | -------------            |
                      |                          |
                      | Casualty-100%            |
                      ----------------------------
                                    |
                                    |
                                    |
                                    |
_______________________________________________________________________________________________________________
                                    |                             |
                                    |                             |
                                    |                             |
     ----------------------------   |               ----------------------------
     |   NATIONWIDE MORTGAGE    |   |               |            AMCO          |
     |      HOLDINGS INC.       |   |               |     INSURANCE COMPANY    |
     |          (NMH)           |   |               |           (AMCO)         |
  ___|                          |___|            ___|                          |
 |   | AGI-100%                 |               |   | Common Stock:  300,000   |
 |   |                          |               |   | -------------  Shares    |
 |   |                          |               |   |                          |
 |   ----------------------------               |   | AGI-100%                 |
 |                                              |   ----------------------------
 |   ----------------------------               |
 |   |     NATIONWIDE HOME      |               |   ----------------------------
 |   |  MORTGAGE DISTRIBUTORS   |               |   |          ALLIED          |
 |   |           INC.           |               |   |      GENERAL AGENCY      |
 |___|                          |               |   |         COMPANY          |
 |   | NMHI-100%                |               |___|                          |
 |   |                          |               |   | Common Stock:  5,000     |
 |   |                          |               |   | -------------  Shares    |
 |   ----------------------------               |   |                          |
 |                                              |   | AMCO-100%                |
 |   ----------------------------               |   ----------------------------
 |   |        NATIONWIDE        |               |
 |   |    ADVANTAGE MORTGAGE    |               |   ----------------------------
 |   |      COMPANY (NAMC)      |               |   |                          |
 |___|                          |               |   |       ALLIED TEXAS       |
     | Common Stock:  115,819   |               |   |       AGENCY, INC.       |
     | -------------  Shares    |               |___|                          |
     |                          |               |   |                          |
     | NMHI-100%                |               |   | AMCO-100%                |
     |                          |               |   |                          |
     | 8% Preferred:  39,500    |               |   |                          |
     | -------------  Shares    |               |   ----------------------------
     |                          |               |
     | AGI-24%                  |               |   ----------------------------   ----------------------------
     | AMCO-76%                 |               |   |     CALFARM INSURANCE    |   |      CAL-AG INSURANCE    |
     |                          |               |   |           AGENCY         |   |       SERVICES, INC.     |
     | 7% Preferred:  40,000    |               |   |                          |   |                          |
     | -------------  Shares    |               |___| Common Stock:  1,000     |___| Common Stock:  100       |
     |                          |                   | -------------  Shares    |   | -------------  Shares    |
     | AMCO-      25%           |                   |                          |   |                          |
     | Allied P&C-50%           |                   | AMCO-100%                |   | CalFarm Insurance        |
     | Depositors-25%           |                   |                          |   | Agency-100%              |
     ----------------------------                   ----------------------------   ----------------------------
                  |
                  |
     ----------------------------
     |           AGMC           |
     |     REINSURANCE, LTD.    |
     |                          |
     | Common Stock:  11,000    |
     | -------------  Shares    |
     |                          |
     | NAMC-100%                |
     ----------------------------

                                                                                                      (right)
               ------------------------------------------
               |                                        |
               |                                        |
               |                                        |
_______________|           NATIONWIDE MUTUAL            |
_______________|        FIRE INSURANCE COMPANY          |
               |                (FIRE)                  |
               |             (See Page 1)               |
               |                                        |
               |                                        |
               ------------------------------------------
_____________________________________
                                    |
                                    |
                      ----------------------------
                      |        SCOTTSDALE        |
                      |     INSURANCE COMPANY    |
                      |           (SIC)          |
                      |                          |
                      | Common Stock:  30,136    |
                      | -------------  Shares    |
                      |                          |
                      | Casualty-100%            |
                      ----------------------------
                                    |
                                    |
                                    |
                                    |____________________________________________________________
                                    |                                                           |
                                    |                                                           |
                                    |                                                           |
                                    |                                                           |
                                    |   ----------------------------               ----------------------------
                                    |   |        SCOTTSDALE        |               |      VETERINARY PET      |
                                    |   |       SURPLUS LINES      |               |      SERVICES, INC.      |
                                    |   |     INSURANCE COMPANY    |               |          (VPSI)          |
                                    |___|                          |               |                          |
                                    |   | Common Stock:  10,000    |               | Common Stock:  5,645,527 |
                                    |   | -------------  Shares    |               | -------------  Shares    |
                                    |   |                          |               |                          |
                                    |   | SIC-100%                 |            ___| SIC-80.5%                |
                                    |   ----------------------------           |   ----------------------------
                                    |                                          |
                                    |   ----------------------------           |   ----------------------------
                                    |   |         WESTERN          |           |   |      VETERINARY PET      |
                                    |   |    HERITAGE INSURANCE    |           |   |       INSURANCE CO.      |
                                    |   |         COMPANY          |           |   |                          |
                                    |___|                          |           |___|                          |
                                        | Common Stock:  4,776,076 |           |   | VPSI-100%                |
                                        | -------------  Shares    |           |   |                          |
                                        |                          |           |   |                          |
                                        | SIC-100%                 |           |   ----------------------------
                                        ----------------------------           |
                                                                               |   ----------------------------
                                                                               |   |       DVM INSURANCE      |
                                                                               |   |        AGENCY, INC.      |
                                                                               |___|                          |
                                                                               |   | VPSI-100%                |
                                                                               |   |                          |
                                                                               |   ----------------------------
                                                                               |
                                                                               |   ----------------------------
                                                                               |   |     VPI SERVICES, INC.   |
                                                                               |___|                          |
                                                                                   | VPSI-100%                |
                                                                                   |                          |
                                                                                   ----------------------------


                                                                                      Subsidiary Companies      -- Solid Line
                                                                                      Contractual Association   -- Double Line
                                                                                      Limited Liability Company -- Dotted Line

                                                                                      March 31, 2004


                                                           -------------------------
                                                           |    FARMLAND MUTUAL    |
                                                           |   INSURANCE COMPANY   |
                                                           |                       |______
                                                           |Guaranty Fund          |______
                                                           |Certificate            |
                                                           |                       |
                                                           |Casualty               |
                                                           |     (See Page 1)      |
                                                           -------------------------




                __________________________________________________________________________
                |                                         |
                |                                         |
---------------------------------                         |
|    TITAN INDEMNITY COMPANY    |         ----------------------------------
|           (TITAN)             |         |     VICTORIA FINANCIAL CORP.   |
|                               |         |            (VICTORIA)          |
|Common Stock: 4,319,951 Shares |         |                                |
|------------                   |      ___|Common Stock:       1,000 Shares|
|                               |     |   |------------                    |
|                               |     |   |                                |
|THI-100%                       |     |   |                                |
---------------------------------     |   |THI-100%                        |
                |                     |   ----------------------------------
                |                     |
---------------------------------     |
|    TITAN INSURANCE COMPANY    |     |   ----------------------------------
|       (TITAN INSURANCE)       |     |   |         VICTORIA FIRE &        |
|                               |     |   |        CASUALTY COMPANY        |
|Common Stock: 1,000,000 Shares |     |   |         (VICTORIA FIRE)        |
|------------                   |     |___|                                |
|                               |     |   |Common Stock:       1,500 Shares|___
|                               |     |   |------------                    |   |
|Titan-100%                     |     |   |                                |   |
---------------------------------     |   |                                |   |
                |                     |   |Victoria-100%                   |   |
                |                     |   ----------------------------------   |
---------------------------------     |                                        |
|    TITAN AUTO AGENCY, INC.    |     |                                        |
|             (MI)              |     |   ----------------------------------   |
|                               |     |   |       VICTORIA INSURANCE       |   |
|Common Stock:     1,000 Shares |     |   |           AGENCY INC.          |   |
|------------                   |     |   |                                |   |
|                               |     |___|Common Stock: 497 Shares Class B|___|
|                               |         |------------    3 Shares Class A|   |
|Titan Insurance-100%           |         |                                |   |
---------------------------------         |Victoria-100% of                |   |
                                          |Class A & Class B               |   |
                                          ----------------------------------   |
                                                                               |
                                                                               |
                                          ----------------------------------   |
                                          |      VICTORIA AUTOMOBILE       |   |
                                          |       INSURANCE COMPANY        |   |
                                          |                                |   |
                                          |Common Stock:       1,500 Shares|___|
                                          |------------                    |   |
                                          |                                |   |
                                          |                                |   |
                                          |Victoria Fire-100%              |   |
                                          ----------------------------------   |
                                                                               |
                                                                               |
                                          ----------------------------------   |
                                          |       VICTORIA NATIONAL        |   |
                                          |       INSURANCE COMPANY        |   |
                                          |                                |   |
                                          |Common Stock:       1,000 Shares|___|
                                          |------------                    |   |
                                          |                                |   |
                                          |                                |   |
                                          |Victoria Fire-100%              |   |
                                          ----------------------------------   |
                                                                               |
                                                                               |
                                          ----------------------------------   |
                                          |        VICTORIA SELECT         |   |
                                          |       INSURANCE COMPANY        |   |
                                          |                                |   |
                                          |Common Stock:       1,000 Shares|___|
                                          |-------------                   |   |
                                          |                                |   |
                                          |                                |   |
                                          |Victoria Fire-100%              |   |
                                          ----------------------------------   |
                                                                               |
                                                                               |
                                          ----------------------------------   |
                                          |       VICTORIA SPECIALITY      |   |
                                          |        INSURANCE COMPANY       |   |
                                          |                                |   |
                                          |Common Stock:       1,000 Shares|___|
                                          |------------                    |
                                          |                                |
                                          |                                |
                                          |Victoria Fire-100%              |
                                          ----------------------------------

                                NATIONWIDE(R)

                   --------------------------------------
___________________|           NATIONWIDE MUTUAL        |_____________________________________________
___________________|           INSURANCE COMPANY        |_____________________________________________
                   |               (CASUALTY)           |
                   |              (See Page 1)          |
                   --------------------------------------
                                      |
                                      |
                    ------------------------------------
                    |    THI HOLDINGS DELAWARE, INC.   |
                    |               (THI)              |
                    |                                  |
                    |Common Stock:         1,000 Shares|
                    |------------                      |
                    |                                  |
                    |                                  |
                    |THI-100%                          |
                    ------------------------------------
                                     |
                                     |
                                     |
_____________________________________|______________________________________________________________________________
                                     |
                     ----------------------------------
                     |     WHITEHALL HOLDINGS, INC.   |
                     |            (WHITEHALL)         |
                     |                                |
                     |Common Stock:       1,000 Shares|
                     |------------                    |
                     |                                |
                     |                                |
                     |THI-100%                        |
                     ----------------------------------
                                     |
                                     |
                                     |
                                     |
                                     |
----------------------------------   |   ----------------------------------
|      TITAN AUTO INSURANCE      |   |   |       WHITEHALL INSURANCE      |
|        OF ARIZONA, INC.        |   |   |      AGENCY OF TEXAS, INC.     |
|                                |   |   |                                |
|Common Stock:     100,000 Shares|___|___|Common Stock:       1,000 Shares|________________________
|------------                    |   |   |------------                    |                        |
|                                |   |   |                                |                        |
|                                |   |   |                                |                        |
|Whitehall-100%                  |   |   |Whitehall-100%                  |                        |
----------------------------------   |   ----------------------------------                        |
                                     |                                                             |
                                     |                                                             |
----------------------------------   |   ----------------------------------       ----------------------------------
|      TITAN AUTO INSURANCE      |   |   |           WHITEHALL OF         |       |         TITAN INSURANCE        |
|       OF NEW MEXICO, INC.      |   |   |           INDIANA, INC.        |       |           SERVICES INC.        |
|                                |   |   |                                |       |         (TITAN SERVICES)       |
|Common Stock:       1,000 Shares|___|___|Common Stock:      10,000 Shares|    ___|                                |
|------------                    |   |   |------------                    |   |   |Common Stock:           1 Share |
|                                |   |   |                                |   |   |------------                    |
|                                |   |   |                                |   |   |                                |
|Whitehall-100%                  |   |   |Whitehall-100%                  |   |   |Whitehall Ins.-100%             |
----------------------------------   |   ----------------------------------   |   ----------------------------------
                                     |                                        |
                                     |                                        |
----------------------------------   |   ----------------------------------   |   ----------------------------------
|      TITAN AUTO INSURANCE      |   |   |               WI OF            |   |   |      TITAN NATIONAL AUTO       |
|              (NV)              |   |   |           FLORIDA, INC.        |   |   |       CALL CENTER, INC.        |
|                                |   |   |                                |   |   |                                |
|Common Stock:       1,000 Shares|___|___|Common Stock:         100 Shares|   |___|Common Stock:         100 Shares|
|------------                    |   |   |------------                    |   |   |------------                    |
|                                |   |   |                                |   |   |                                |
|                                |   |   |                                |   |   |                                |
|Whitehall-100%                  |   |   |Whitehall-100%                  |   |   |Titan Services-100%             |
----------------------------------   |   ----------------------------------   |   ----------------------------------
                                     |                                        |
                                     |                                        |
----------------------------------   |   ----------------------------------   |   ----------------------------------
|      TITAN AUTO INSURANCE      |   |   |            TITAN AUTO          |   |   |         QUICK SURE AUTO        |
|      OF PENNSYLVANIA, INC.     |   |   |         INSURANCE, INC         |   |   |           AGENCY, INC.         |
|                                |   |   |                                |   |   |                                |
|Common Stock:       1,000 Shares|___|___|Common Stock:       1,000 Shares|   |___|Common Stock:       1,050 Shares|
|------------                    |   |   |------------                    |       |------------                    |
|                                |   |   |                                |       |                                |
|                                |   |   |                                |       |                                |
|Whitehall-100%                  |   |   |Whitehall-100%                  |       |Titan Services-100%             |
----------------------------------   |   ----------------------------------       ----------------------------------
                                     |
                                     |
                                     |   ----------------------------------
                                     |   |              WHI OF            |
                                     |   |          NEW YORK, INC.        |
                                     |   |                                |
                                     |___|Common Stock:         100 Shares|
                                         |------------                    |
                                         |                                |
                                         |                                |
                                         |Whitehall-100%                  |
                                         ----------------------------------

                --------------------------------------
________________|           NATIONWIDE MUTUAL        |
________________|        FIRE INSURANCE COMPANY      |
                |               (CASUALTY)           |
                |              (See Page 1)          |
                --------------------------------------















______________________________________________________________
                                                              |
                                                              |
                                                              |
                                              ----------------------------------
                                              |          TITAN HOLDINGS        |
                                              |        SERVICE CORPORATION     |
                                              |         (TITAN HOLDINGS)       |
                                              |                                |
                                              |Common Stock:      100,00 Share |
                                              |------------                    |
                                              |                                |
                                              |THI-100%                        |
                                              ----------------------------------




                                        Subsidiary Companies      __ Solid Line
                                        Contractual Association   __ Double Line
                                        Limited Liability Company __ Dotted Line

                                        March 31, 2004

________________________________________________________________________________
|                   |
|
|                   |
|
|                   |
|   ---------------------------------       ---------------------------------
|   |    NATIONWIDE TOWARZYSTWO     |       |  NATIONWIDE GLOBAL HOLDINGS,  |
|   |    UBEZPIECZEN NA ZYCIE SA    |       |     INC.-LUXEMBOURG BRANCH    |
|   |                               |       |             (BRANCH)          |
|   |Common Stock: 1,952,000 Shares |       |                               |___
|   |------------                   |       |                               |
|   |                               |       |                               |
|   |NGH-100%                       |       | Endowment Capital-            |
|   ---------------------------------       ---------------------------------
|                                                           |
|   ---------------------------------       ---------------------------------
|   |                               |       |                               |
|   |          NATIONWIDE           |       |     NGH LUXEMBOURG S.AA,R.L.  |
|   |      FINANCIAL SP. Z O.O.     |       |          (LUX SA)             |
|___|                               |       |Common Stock:   189,595  Shares|
|   |Common Stock: 40,950 Shares    |    ___|------------                   |
|   |------------                   |   |   |                               |
|   |                               |   |   |                               |
|   |                               |   |   |BRANCH-65%                     |
|   |NGH-100%                       |   |   |NW Corp.-35%                   |
|   ---------------------------------   |   ---------------------------------
|                                       |
|   ---------------------------------   |   ---------------------------------
|   |      SIAM AR-NA-KHET          |   |   |         NGH UK, LTD.          |
|   |     COMPANY LTD. (SIAM)       |   |   |                               |
|---|                               |   |   |                               |
    |                               |   |___|                               |
    |                               |   |   |                               |
    |                               |   |   |                               |
    |NGH-48.99%                     |   |   |                               |
    ---------------------------------   |   |LUX SA-100%                    |
                                        |   ---------------------------------
                                        |
                                        |
                                        |
                                        |   ---------------------------------
                                        |   |   NATIONWIDE GLOBAL HOLDINGS  |
                                        |   |   -NGH BRASIL PARTICIPACOES,  |
                                        |   |       LTDA (NGH BRASIL)       |
                                        |___|                               |
                                        |   |        Shares                 |
                                        |   |        ------                 |___
                                        |   |                               |
                                        |   |                               |
                                        |   |                               |
                                        |   |LUX SA 6,164,899               |
                                        |   |NGH    1                       |
                                        |   ---------------------------------
                                        |                   |
                                        |                   |
                                        |   ---------------------------------
                                        |   |  NATIONWIDE MARITIMA VIDA e   |
                                        |   |       PREVIDENCIA SA          |
                                        |   |                               |
                                        |   |Common Stock:  134,822,225     |
                                        |   |------------   Shares          |
                                        |   |                               |
                                        |   |                               |
                                        |   |                               |
                                        |   |                               |
                                        |   |DPSA-86.4%                     |
                                        |   ---------------------------------
    ---------------------------------   |
    |     PANEUROLIFE (PEL)         |   |   ---------------------------------
    |                               |   |   |  EUROPE WIDE LIFE SA          |
    |Common Stock:  1,300,000 Shares|   |   |                               |
    |------------                   |___|___|                               |
    |                               |   |   |Common Stock:      65,000      |
    |                               |   |   |-------------                  |___
    |LUX SA-100%                    |   |   |                   Shares      |
    |LUF                            |   |   |                   ------      |
    ---------------------------------   |   |LUX Sa-100%        64,999      |
                  |                     |   |NGH                     1      |
                  |                     |   |                               |
    ---------------------------------   |   ---------------------------------
    |      VERTBOIS, SA             |   |
    |                               |   |   ---------------------------------
    |                               |   |   |       DANICA LIFE S.A         |
    |                               |   |   |                               |
    |                               |   |   |                               |
    |                               |   |___|                               |
    |                               |       |                               |
    |                               |       |                               |
    | PEL-99.99%                    |       |                               |
    | LUX SA-.01%                   |       |LUX SA-100%                    |
    ---------------------------------       ---------------------------------

                                                                        (middle)

                                     NATIONWIDE(R)

    -------------------
   |  FARMLAND MUTUAL  |
   | INSURANCE COMPANY |           --------------------
   |                   |___________|NATIONWIDE MUTUAL |_____________________________________________________
   |Guaranty Fund      |___________|INSURANCE COMPANY |_____________________________________________________
   |Certificate        |           |    (CASUALTY)    |
   |                   |           |   (See Page 1)   |                                      |
   |Casualty           |           --------------------                                      |
   |   (See Page 1)    |                                                                     |
    -------------------                                                                      |
                                                                            ------------------------------------
                                                                            | NATIONWIDE CORPORATION (NW CORP) |
                                                                            | Common Stock: 13,642,432 Shares  |
                                                                            | -------------                    |
                                                                            |                                  |
                                                                            |                                  |
                                                                            |                                  |
                                                                            |Casualty   95.2%                  |
                                                                            |Fire        4.8%                  |
                                                                            ------------------------------------
                                                                                             |
                                                                                             |
                         ___________________________________________________________________________________________________________
_______                 |                                               |                                        |
       |   ---------------------------------             ---------------------------------        ---------------------------------
       |   |      NATIONWIDE GLOBAL        |             |           NATIONWIDE          |        |      NATIONWIDE FINANCIAL     |
       |   |     HOLDINGS, INC. (NGH)      |             |        SECURITIES, INC.       |        |      SERVICES, INC. (NFS)     |
       |   |                               |             |                               |        |                               |
       |___|Common Stock:       1 Share    |             |Common Stock:   7,676 Share    |        |Common Stock:  Control         |
       |   |------------                   |             |------------                   |        |------------   -------         |
       |   |                               |             |                               |        |Class A      Public-100%       |
       |   |                               |             |                               |        |Class B      NW Corp-100%      |
       |   |NW Corp.-100%                  |             |NW Corp.-100%                  |        |       (See Page 5)            |
       |   ---------------------------------             ---------------------------------        ---------------------------------
       |   ---------------------------------
       |   |             NGH               |
       |   |       NETHERLANDS B.V.        |
       |   |                               |
       |___|Common Stock:         40 Shares|
       |   |------------                   |
       |   |                               |
       |   |                               |
       |   |NGH-100%                       |
       |   ---------------------------------
       |   ---------------------------------
       |   |            NATIONWIDE         |
       |   |       SERVICES SP. Z O.O.     |
       |   |                               |
       |   |Common Stock:         80 Shares|
       |___|------------                   |
       |   |                               |
       |   |                               |
       |   |NGH-100%                       |
       |   ---------------------------------
       |   ---------------------------------
       |   |        NATIONWIDE GLOBAL      |
       |   |          FINANCE, LLC         |
       |   |                               |
       |---|     Single Member Limited     |
       |   |        Liability Company      |
       |   |                               |
       |   |                               |
       |   |NGH-100%                       |
_______|   ---------------------------------

                                                                    (right side)

                                 -------------------------
                                 |NATIONWIDE MUTUAL      |
_________________________________|FIRE INSURANCE COMPANY |
_________________________________|       (FIRE)          |
                                 |    (See Page 1)       |
                                 -------------------------



________________________________________________________________
               |                                               |
               |                                               |
 ---------------------------------            ---------------------------------
 |      GARTMORE GLOBAL ASSET    |            |       GATES, MCDONALD         |
 |         MANAGEMENT TRUST      |            |      & COMPANY (GATES)        |
 |             (GGAMT)           |            |                               |
 |                               |       _____|Common Stock:        254 Shares|
 |                               |       |    |------------                   |
 |                               |       |    |                               |
 |NW Corp-100%                   |       |    |                               |
 |           (See Page 7)        |       |    |NW Corp.-100%                  |
 ---------------------------------       |    ---------------------------------
                                         |
                                         |
                                         |    ---------------------------------
                                         |    |    MEDPROSOLUTIONS, INC.      |
                                         |    |                               |
                                         |    |                               |
                                         |____|                               |
                                         |    |                               |
                                         |    |                               |
                                         |    |Gates-100%                     |
                                         |    ---------------------------------
                                         |
                                         |
                                         |    ---------------------------------
                                         |    |        GATES, MCDONALD &      |
                                         |    |    COMPANY OF NEW YORK, INC.  |
                                         |    |                               |
                                         |____|Common Stock:       3 Shares   |
                                         |    |------------                   |
                                         |    |                               |
                                         |    |                               |
                                         |    |Gates-100%                     |
                                         |    ---------------------------------
                                         |
                                         |    ---------------------------------
                                         |    |        GATES, MCDONALD &      |
                                         |    |       COMPANY OF NEVADA       |
                                         |    |                               |
                                         |    |Common Stock:         40 Shares|
                                         |____|------------                   |
                                         |    |                               |
                                         |    |                               |
                                         |    |Gates-100%                     |
                                         |    ---------------------------------
                                         |
                                         |    ---------------------------------
                                         |    |        GATESMCDONALD          |
                                         |    |      HEALTH PLUS, INC.        |
                                         |    |                               |
                                         |____|Common Stock:        200 Shares|
                                              |------------                   |
                                              |                               |
                                              |Gates-100%                     |
                                              ---------------------------------

                                        Subsidiary Companies      -- Solid Line
                                        Contractual Association   -- Double Line
                                        Limited Liability Company -- Dotted Line

                                        March 31, 2004

                                                                     (left side)



    -------------------
   |  FARMLAND MUTUAL  |
   | INSURANCE COMPANY |
   |                   |________________________
   |Guaranty Fund      |________________________
   |Certificate        |
   |                   |
   |Casualty           |
   |   (See Page 1)    |
   --------------------


          __________________________________________________________________________________________________
          |                                      |                      |
   ------------------------------    ---------------------------------- |   -----------------------------
   |        TBG INSURANCE       |    |   NATIONWIDE LIFE INSURANCE    | |   |    NATIONWIDE FINANCIAL   |
   |    SERVICES CORPORATION    |    |     COMPANY (NW LIFE)          | |   |   SERVICES CAPITAL TRUST  |
   |            (TGB)           |    |                                | |   |                           |
___|                            | ___| Common Stock: 3,814,779 Shares | |___|                           |
|  |                            | |  | ------------                   | |   |                           |
|  |                            | |  |                                | |   |                           |
|  |                            | |  |                                | |   |                           |
|  |NFS-63%                     | |  | NFS-100%                       | |   | NFS-63%                   |
|  ------------------------------ |  ---------------------------------- |   -----------------------------
|                                 |                                     |
|  ------------------------------ |                                     |   -----------------------------
|  |      TBG AVATION, LLC      | |  ---------------------------------- |   | CAPITAL PRO HOLDING, INC. |
|  |                            | |  |      NATIONWIDE LIFE AND       | |   | (CAP PRO)                 |
|  |                            | |  |   ANNUITY INSURANCE COMPANY    | |   |                           |
|  |                            | |  |                                | |   |                           |
|__|                            | |__| Common Stock: 66,000 Shares    | |___|                           |
|  |                            | |  | ------------                   |     |                           |
|  |                            | |  |                                |     |                           |
|  |TGB-100%                    | |  | NW Life-100%                   |     | NFS-63%                   |
|  ------------------------------ |  ----------------------------------     -----------------------------
|                                 |                                                       |
|  ------------------------------ |  ----------------------------------     -----------------------------
|  |    TBG DANCO INSURANCE     | |  |      NATIONWIDE INVESTMENT     |     |    CAPITAL PROFESSIONAL   |
|  |         COMPANY            | |  |      SERVICES CORPORATION      |     |      ADVISORS, INC.       |
|  |                            | |  |                                |     |          (CPA)            |
|__|                            | |__| Common Stock: 5,000 Shares     |     |                           |
|  |                            | |  | ------------                   |     |                           |
|  |                            | |                                         |                           |
|  |                            | |  |                                |     |                           |
|  |TGN-100%                    | |  |                                |     | CAP PRO-100%              |
|  ------------------------------ |  | NW Life-100%                   |     -----------------------------
|                                 |  ----------------------------------                    |
|  ------------------------------ |                                         -----------------------------
|  | TGB FINANCIAL & INSURANCE  | |  ----------------------------------     |     CAP PRO INSURANCE     |
|  |    SERVICES CORPORATION    | |  |      NATIONWIDE FINANCIAL      |     |    AGENCY SERVICES, INC.  |
|__|                            | |__|       ASSIGNMENT COMPANY       |     |                           |
|  |                            | |  |                                |     |                           |
|  |                            | |  | NW LIFE-100%                   |     |                           |
|  |                            | |  ----------------------------------     |                           |
|  |                            | |                                         |                           |
|  |TGN-100%                    | |  ----------------------------------     | CPAI-100%                 |
|  ------------------------------ |  | NATIONWIDE PROPERTIES LTD.     |     -----------------------------
|                                 |  |                                |                    |
|  ------------------------------ |  | Units:                         |     -----------------------------
|  | TGB FINANCIAL & INSURANCE  | |__| -----                          |     |     CAP PRO BROKERAGE     |
|  |    SERVICES CORPORATION    | |  | NW LIFE-97.6%                  |     |       SERVICES, INC.      |
|  |         OF HAWAII          | |  | Casualty-2.4%                  |     |                           |
|__|                            | |  ----------------------------------     |                           |
|  |                            | |                                         |                           |
|  |                            | |  ----------------------------------     |                           |
|  |                            | |  |    NATIONWIDE COMMUNITY        |     |                           |
|  |TGN-100%                    | |  |   DEVELOPMENT CORP., LLC       |     | CPAI-100%                 |
|  ------------------------------ |  |                                |     -----------------------------
|                                 |--| Units:                         |                    |
|  ------------------------------ |  | -----                          |     -----------------------------
|  |      WILLIAM J. LYNCH &    | |  | NW LIFE-67%                    |     |      CAP PRO ADVISORY     |
|  |        ASSOCIATES, INC.    | |  | NW Indemnity-33%               |     |       SERVICES , INC.     |
|  |                            | |  ----------------------------------     |                           |
|  |                            | |                                         |                           |
|__|                            | |  ----------------------------------     |                           |
   |                            | |  |     NATIONWIDE AFFORDABLE      |     |                           |
   |                            | |  |         HOUSING, LLC           |     |                           |
   |TGN-100%                    | |--|                                |     | CPAI-100%                 |
   ------------------------------    | NW Life-45%                    |     -----------------------------
                                     | NW Indemnity-45%               |
                                     ----------------------------------

                                                                        (middle)

                                         NATIONWIDE(R)

                         ---------------------
   ______________________| NATIONWIDE MUTUAL |_________________________________
   ______________________| INSURANCE COMPANY |_________________________________
                         |    (CASUALTY)     |                  |
                         |   (See Page 1)    |                  |
                         ---------------------                  |
                                                                |
                                          ---------------------------------------------
                                          |      NATIONWIDE CORPORATION (NW CORP)     |
                                          |          Common Stock:    13,642,432      |
                                          |          ------------       Shares        |
                                          |                             ------        |
                                          | Casualty         95.2%                    |
                                          | Fire              4.8%                    |
                                          ---------------------------------------------
                                                                |
                                                                |
                                               ------------------------------------
                                               |      NATIONWIDE FINANCIAL        |
                                               |      SERVICES, INC. (NFS)        |
                                               | Common Stock:       Control      |
                                               | ------------        -------      |
                                               | Class A             Public-100%  |
                                               | Class B             NW Corp-100% |
                                               ------------------------------------
                                                                |
                                                                |
          _________________________________________________________________________________________________________________________
                                      |                                 |                                       |
                        -----------------------------       ----------------------------        -----------------------------------
                        |     NATIONWIDE TRUST      |       |   NFS DISTRIBUTORS, INC. |        |    NATIONWIDE FINANCIAL         |
                        |       COMPANY, FSB        |       |          (NFSDI)         |        |  SERVICES CAPITAL TRUST II      |
                        |                           |       |                          |        |                                 |
                        | Common Stock: 2,800,000   |       |                          |        |                                 |
                        | ------------  Shares      |       |                          |        |                                 |
                        |                           |       |                          |        |                                 |
                        |                           |       |                          |        |                                 |
                        | NFS-100%                  |       |  NFS-100%                |        | NFS-100%                        |
                        -----------------------------       ----------------------------        -----------------------------------
                                                                        |
                                      _____________________________________________________________________________________________
                                      |                                 |                                       |
                                      |                                 |                                       |
                        -----------------------------       ----------------------------        -----------------------------------
                        |    NATIONWIDE FINANCIAL   |       |    NATIONAL DEFERRED     |        |                                 |
                        |  INSTITUTION DISTRIBUTORS |       |    COMPENSATION, INC.    |        |   THE 401(K) COMPANIES, INC.    |
                        |    AGENCY, INC. (NFIDAI)  |       |                          |        |          (401(K))               |
                        |                           |       |                          |        |                                 |
                        | Common Stock: 1,000 Shares|       |                          |        |                                 |
                        | ------------              |       |                          |        |                                 |
                        |                           |       |                          |        |                                 |
                        | NFSDI-100%                |       | NFSDI-100%               |        | NFSDI-100%                      |
                        -----------------------------        ---------------------------        -----------------------------------
                                      |                                                                         |
    --------------------------------- |                                                                         |
    |    FINANCIAL HORIZONS         | |                                                                         |
    |    DISTRIBUTORS AGENCY        | |                                                                         |
    |     OF ALABAMA, INC.          | |                                                                         |
    |                               |_|                                                                         |
    | Common Stock: 10,000 Shares   | |                                                                         |
    | ------------                  | |                                                                         |
    |                               | |                                                                         |
    |                               | |                                                                         |
    | NFIDAI-100%                   | |                                                                         |
    --------------------------------- |                                                                         |
                                      |                                                                         |
    --------------------------------- |   -----------------------------      --------------------------------   |
    |    LANDMARK FINANCIAL         | |   |                           |      |      401(k) INVESTMENT       |   |
    |       SERVICES OF             | |   |                           |      |      SERVICES, INC.          |   |
    |                               | |   |    FINANCIAL HORIZONS     |      |                              |   |
    |      NEW YORK, INC.           | |  _|       DISTRIBUTORS        |      |Common Stock: 1,000,000 Shares|___|
    | Common Stock: 10,000 Shares   |_|  _|   AGENCY OF OHIO, INC     |      |-------------                 |   |
    | ------------                  | |   |                           |      |                              |   |
    |                               | |   |                           |      |                              |   |
    | NFIDAI-100%                   | |   |                           |      |401(k)-100%                   |   |
    --------------------------------- |   -----------------------------      --------------------------------   |
                                      |                                                                         |
    --------------------------------- |   -----------------------------      --------------------------------   |
    |    FINANCIAL HORIZONS         | |   |                           |      |      401(k) INVESTMENT       |   |
    |      SECURITIES CORP.         | |   |                           |      |       ADVISORS, INC.         |   |
    |                               | |   |    FINANCIAL HORIZONS     |      |                              |   |
    | Common Stock: 10,000 Shares   | |  _|       DISTRIBUTORS        |      |Common Stock: 1,000 Shares    |___|
    | ------------                  |_|  _|        AGENCY OF          |      |-------------                 |   |
    |                               | |   |      OKLAHOMA, INC        |      |                              |   |
    |                               | |   |                           |      |                              |   |
    | NFIDAI-100%                   | |   |                           |      |401(k)-100%                   |   |
    --------------------------------- |   -----------------------------      --------------------------------   |
                                      |                                                                         |
    --------------------------------- |   -----------------------------      --------------------------------   |
    |   AFFILIATE AGENCY, INC.      | |   |                           |      |    THE 401(k) COMPANY        |   |
    |                               | |   |                           |      |                              |   |
    | Common Stock: 100 Shares      | |   |    FINANCIAL HORIZONS            |Common Stock: 855,000 Shares  |   |
    | ------------                  |_|  _|       DISTRIBUTORS        |      |-------------                 |___|
    |                               | |  _|   AGENCY OF TEXAS, INC    |      |                              |
    |                               | |   |                           |      |                              |
    | NFIDAI-100%                   | |   |                           |      |401(k)-100%                   |
    --------------------------------- |   -----------------------------      --------------------------------
                                      |
    --------------------------------- |   ------------------------------
    |    NATIONWIDE FINANCIAL       | |   |      AFFILIATE AGENCY      |
    |  INSTITUTION DISTRIBUTORS     | |   |        OF OHIO, INC.       |
    |INSURANCE AGENCY, INC. OF MASS.| |   |                            |
    | Common Stock: 100 Shares      |_| __| Common Stock: 750 Shares   |
    | ------------                  | |   | ------------               |
    |                               | |   |                            |
    | NFIDAI-100%                   | |   | NFIDAI-100%                |
    --------------------------------- |   ------------------------------
                                      |
    --------------------------------- |
    |    NATIONWIDE FINANCIAL       | |
    |  INSTITUTION DISTRIBUTORS     | |
    | AGENCY, INC. OF NEW MEXICO    | |
    | Common Stock: 100 Shares      |_|
    | ------------                  |
    |                               |
    | NFIDAI-100%                   |
    ---------------------------------

                                                                    (right side)

            -------------------------
            |    NATIONWIDE MUTUAL   |
____________| FIRE INSURANCE COMPANY |
____________|          (FIRE)        |
            |     (See Page 1)       |
            --------------------------


 _______________________________________________________________________________________________________________
                                      |                   |                |                 |                 |
                       --------------------------------   |   -----------------------------  |  -------------------------------
                       |  PENSION ASSOCIATES, INC.    |   |   | NATIONWIDE LIFE INSURANCE |  |  |     NATIONWIDE FINANCIAL     |
                       |                              |   |   |    COMPANY OF AMERICA     |  |  |    SERVICES, (BERMUDA) LTD.  |
                       | Common Stock: 1,000 Shares   |   |   |         (NLICA)           |  |  |            (NFSB)            |
                       | ------------                 |   |   |                           |  |  | Common Stock: 250,000 Shares |
                       |                              |   |   |                           |  |  |                              |
                       |                              |   |   |                           |  |  |                              |
                       | NFS-100%                     |   |   | NFS-100%      (See Page 6)|  |  | NFS-100%                     |
                       --------------------------------   |   -----------------------------  |  -------------------------------
                                                          |                                  |                  |
 _______________________________________                  |                                  |                  |
                                       |                  |                                  |                  |
                        --------------------------------  |   -----------------------------  |   --------------------------------
                        |    NATIONWIDE RETIREMENT     |  |   | NATIONWIDE FINANCIAL      |  |   |     NFSB INVESTMENTS LTD.    |
                        |    SOLUTIONS, INC. (NRS)     |  |   | STRUCTURED PRODUCTS, LlLC |  |   |                              |
                        |                              |  |   |                           |  |   | Common Stock: 12,000 Shares  |
                        | Common Stock: 236,494 Shares |  |---|                           |  |   | ------------                 |
                        | -------------                |      |                           |  |   |                              |
                        |                              |      |                           |  |   |                              |
                        | NFSDI-100%                   |      | NFS-100%                  |  |   | NFSB-100%                    |
                        --------------------------------     -----------------------------   |   --------------------------------
                                    |                                                        |
                                    |                                                        |   --------------------------------
   -------------------------------- | -----------------------------                          |   | NF REINSURANCE, LTD.         |
   |   NATIONWIDE RETIREMENT      | | |   NATIONWIDE RETIREMENT   |                          |   |                              |
   |    SOLUTIONS, INC. OF        | | |    SOLUTIONS, INC. OF     |                          |   | Common Stock: 250,000 Shares |
   |         ALABAMA              | | |        NEW MEXICO         |                          |-- | ------------                 |
   | Common Stock: 10,000 Shares  |_|_| Common Stock: 1,000 Shares|                              |                              |
   | ------------                 | | | ------------              |                              |                              |
   |                              | | |                           |                              | NFS-100%                     |
   | NRS-100%                     | | | NRS-100%                  |                              --------------------------------
   -------------------------------- | -----------------------------
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |   NATIONWIDE RETIREMENT   |
   |    SOLUTIONS, INC. OF        | | |    SOLUTIONS, INC. OF     |
   |         ARIZONA              | | |        SO. DAKOTA         |
   | Common Stock: 1,000 Shares   |_|_| Common Stock: 1,000 Shares|
   | ------------                 | | | ------------              |
   |                              | | |                           |
   | NRS-100%                     | | | NRS-100%                  |
   -------------------------------- | -----------------------------
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |   NATIONWIDE RETIREMENT   |
   |    SOLUTIONS, INC. OF        | | |    SOLUTIONS, INC. OF     |
   |        ARKANSAS              | | |         WYOMING           |
   | Common Stock: 50,000 Shares  |_|_| Common Stock: 500 Shares  |
   | ------------                 | | | ------------              |
   |                              | | |                           |
   | NRS-100%                     | | | NRS-100%                  |
   -------------------------------- | -----------------------------
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |                           |
   |      SOLUTIONS, INS.         | | |                           |
   |        AGENCY, INC.          | |_|   NATIONWIDE RETIREMENT   |
   | Common Stock: 1,000 Shares   |_|_|    SOLUTIONS, INC. OF     |
   | ------------                 | | |           OHIO            |
   |                              | | |                           |
   | NRS-100%                     | | |                           |
   -------------------------------- | -----------------------------
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |                           |
   |    SOLUTIONS, INC. OF        | | |                           |
   |         MONTANA              | | |   NATIONWIDE RETIREMENT   |
   |                              | |_|    SOLUTIONS, INC. OF     |
   | Common Stock: 500 Shares     |_|_|         OKLAHOMA          |
   | ------------                 | | |                           |
   |                              | | |                           |
   | NRS-100%                     | | |                           |
   -------------------------------  | -----------------------------
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |                           |
   |    SOLUTIONS, INC. OF        | | |                           |
   |          NEVADA              | | |   NATIONWIDE RETIREMENT   |
   | Common Stock: 1,000 Shares   | |_|    SOLUTIONS, INC. OF     |
   | ------------                 |_|_|           TEXAS           |
   |                              |   |                           |
   | NRS-100%                     |   |                           |
   --------------------------------   -----------------------------

                                       Subsidiary Companies      -- Solid Line
                                       Contractual Association   -- Double Line
                                       Limited Liability Company -- Dotted Line

                                       March 31, 2004

                                                                     (left side)

                                                             NATIONWIDE(R)

  ---------------------           --------------------------
  | FARMLAND MUTUAL   |___________|    NATIONWIDE MUTUAL   |____________________________
  | INSURANCE COMPANY |___________|    INSURANCE COMPANY   |____________________________
  |                   |           |      (CASUALTY)        |                |
  |  Guaranty Fund    |           |      (See Page 1)      |                |
  |  -------------    |           --------------------------                |
  |  Certificate      |                                                     |
  |  -----------      |                                                     |
  |                   |                                                     |
  |  Casualty         |                                                     |
  |     (See Page 1)  |                                                     |
  ---------------------                                                     |
                                                                            |
                                                                            |
                                                                            |
                                                        ------------------------------------------
                                                        |    NATIONWIDE CORPORATION (NW CORP)    |
                                                        |                                        |
                                                        |    Common Stock:  13,642,432 Shares    |
                                                        |    -------------                       |
                                                        |                                        |
                                                        |                                        |
                                                        |            Shares                      |
                                                        |            ------                      |
                                                        | Casualty   95.2%                       |
                                                        | Fire        4.8%                       |
                                                        ------------------------------------------
                                                                             |
                                                                             |
                                                                             |
                                                              ---------------------------------
                                                              |     NATIONWIDE FINANCIAL      |
                                                              |     SERVICES, INC. (NFS)      |
                                                              |                               |
                                                              | Common Stock:   Control       |
                                                              | -------------   -------       |
                                                              | Class A         Public - 100% |
                                                              | Class B         NW Corp - 100%|
                                                              ---------------------------------
                                                                              |
                                                                              |
                                                                              |
                                                               ----------------------------------
                                                               |  NATIONWIDE LIFE INSURANCE     |
                                                               |      COMPANY OF AMERICA        |
                        _______________________________________|           (NLICA)              |
                        |                             |        |                                |
                        |                             |        | NFS - 100%                     |
                        |                             |        ----------------------------------
                        |                             |                               |
                        |                             |                               |
                        |                             |                               |
          -----------------------------   -----------------------------     -----------------------
          |    NATIONWIDE LIFE AND    |   | NATIONWIDE LIFE INSURANCE |     |      NATIONWIDE     |
          |     ANNUITY COMPANY OF    |   |    COMPANY OF DELAWARE    |     |  PROVIDENT HOLDING  |
          |          AMERICA          |   |                           |  ___|       COMPANY       |___
          |                           |   |                           |  |  |        (NPHC)       |
          |                           |   |                           |  |  |                     |
          | NLICA - 100%              |   | NLICA - 100%              |  |  |    NLICA - 100%     |
          -----------------------------   -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |     WASHINGTON SQUARE     |  |  |   FOUR P FINANCE    |
                                          |      ADMINISTRATIVE       |  |  |      COMPANY        |
                                          |       SERVICES, INC.      |__|__|                     |
                                          |                           |  |  |                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |                           |  |  |                     |
                                          |          SOFTWARE         |  |  |     NATIONWIDE      |
                                          |        DEVELOPMENT        |  |  |     PROVIDENT       |
                                          |           CORP.           |__|__| DISTRIBUTORS, INC.  |
                                          |                           |  |  |                     |
                                          |                           |  |  |                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |     RF ADVISERS, INC.     |  |  |    DELFI REALTY     |
                                          |                           |  |  |    CORPORATION      |
                                          |                           |  |  |                     |
                                          |                           |__|__|                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |         PNAM, INC.        |  |  |   INSTITUTIONAL     |
                                          |                           |  |  |   CONCEPTS, INC.    |
                                          |                           |__|__|                     |
                                          |                           |  |  |                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |     PROVESTCO, INC.       |  |  |    1717 CAPITAL     |
                                          |                           |  |  | MANAGEMENT COMPANY  |___
                                          |                           |__|__|                     |___
                                          |                           |     |                     |
                                          | NPHC - 100%               |     | NPHC - 100%         |
                                          -----------------------------     -----------------------

                                                                    (right side)

          -------------------------------------
          |         NATIONWIDE MUTUAL         |
__________|      FIRE INSURANCE COMPANY       |
__________|             (FIRE)                |
          |          (See Page 1)             |
          -------------------------------------













     -----------------------------   -----------------------------
     |      RCMD FINANCIAL       |   |      1717 BROKERAGE       |
     |      SERVICES, INC.       |   |      SERVICES, INC.       |
     |         (RCMD)            |   |           (BSI)           |
_____|                           |___|                           |
     |                           |   |                           |
     |  NPHC - 100%              |   |  RCMD - 100%              |
     -----------------------------   -----------------------------
                   |                               |
                   |                               |
     -----------------------------   -----------------------------
     |       1717 ADVISORY       |   |       1717 INSURANCE      |
     |       SERVICES, INC.      |   |        AGENCY OF          |
     |                           |   |      MASSACHUSETTS, INC.  |
     |                           |   |                           |
     |  RCMD - 100%              |   |  BSI - 100%               |
     -----------------------------   -----------------------------






    -----------------------------
    |                           |
 ___|     1717 INSURANCE        |
 ___|   AGENCY OF TEXAS, INC.   |
    |                           |
    -----------------------------

                                         Subsidiary Companies      - Solid Line
                                         Contractual Association   - Double Line
                                         Limited Liability Company - Dotted Line

                                         March 31, 2004

                                                                     (left side)

                ---------------------
                |  FARMLAND MUTUAL  |
                | INSURANCE COMPANY |
                |                   |
                |Guaranty Fund      |
                |-------------      |_______________________
                |Certificate        |_______________________
                |-----------        |
                |                   |
                |Casualty           |
                |   (See Page 1)    |
                ---------------------

                                                _______________________________
                                                |                 _____________
 ---------------------------                    |                |
|     AUDENSTAR LIMITED     |      ---------------------------   |
|           (AL)            |     |     NATIONWIDE ASSET      |  |
|                           |__   | MANAGEMENT HOLDINGS, LTD. |  |
|                           |  |  |         (NAMHL)           |  |
|                           |  |  |                           |  |
| GGAMT - 100%              |  |  |                           |  |
 ---------------------------   |  | GGAMT - 100%              |  |
              |                |   ---------------------------   |
 ---------------------------   |                |                |
|  RIVERVIEW INTERNATIONAL  |  |   ---------------------------   |
|        GROUP, INC.        |  |  |     GARTMORE GROUP LTD.   |  |
|           (RIG)           |  |  |           (GGL)           |  |
|                           |__|__|                           |  |
|                           |     |                           |  |
| GGAMT - 79%               |   __| NAMHL - 83%               |  |
| AL - 21%                  |  |   ---------------------------   |
 ---------------------------   |                |                |
              |                |   ---------------------------   |
              |                |  |   NATIONWIDE UK HOLDING   |  |
 ---------------------------   |  |       COMPANY, LTD.       |  |
|  GARTMORE RIVERVIEW, LLC  |  |  |        (NUKHCL)           |  |
|                           |  |  |                           |  |
|                           |  |  |                           |  |
|                           |  |  | GGL - 100%                |  |
|                           |  |   ---------------------------   |
| RIG - 70%                 |  |                |                |
 ---------------------------   |   ---------------------------   |
                               |  |     ASSET MANAGEMENT      |  |
                               |  |       HOLDINGS PLC        |  |
                               | _|         (AMH)             |  |
                               || |                           |  |
                               || |                           |  |
                               || | NUKHCL - 100%             |  |
                               ||  ---------------------------   |
                               ||               |                |
                               ||  ---------------------------   |
                               || |    GARTMORE INVESTMENT    |  |
                               || |       MANAGEMENT PLC      |  |
                               ||_|           (GIM)           |__|__
                               |  |                           |  |
                               |  | AMH - 99.99%              |  |
                               |  | GNL - .01%                |  |
                               |   ---------------------------   |
                               |                                 |
                               |                                 |
                               |                                 |
                               |                                 |
                               |                                 |
                               |                                 |
                               |                                 |
                               |                                 |__
                               |
                               |
                               |   ---------------------------
                               |  |      GARTMORE GLOBAL      |
                               |  |      INVESTMENTS, INC.    |
                               |__|           (GGL)           |
                                  |                           |
                                  |                           |
                                  |        (See Page 8)       |
                                   ---------------------------

                                                                        (middle)

                              NATIONWIDE(R)

   -------------------
__| NATIONWIDE MUTUAL |____________________________________________________________________________
__| INSURANCE COMPANY |____________________________________________________________________________
  |   (CASUALTY)      |               |
  |  (See Page 1)     |               |
   -------------------                |
                 ----------------------------------------
                |    NATIONWIDE CORPORATION (NW CORP)    |
                |       Common Stock:  13,642,432        |
                |       ------------        Shares       |
                |                                        |
                |                                        |
                |  Casualty   95.2%                      |
                |  Fire        4.8%                      |
                 ----------------------------------------
                                    |
                                    |
                   -------------------------------------
                  |          GARTMORE GLOBAL            |
                  |          ASSET MANAGEMENT           |
                  |           TRUST (GGAMT)             |
                  |                                     |
                  |       NW Corp.-100%                 |
                   -------------------------------------
                                   |
                                   |
 ___________________________________
 ________________________________________________________________________________________________
                     |             |                               |    --------------------------
      --------------------------   |   --------------------------  |   | GARTMORE INVESTMENT LTD. |
     |    GARTMORE INVESTMENT   |  |  |    GARTMORE FUND         | |   |          (GIL)           |
     |       SERVICES LTD.      |  |  |    MANAGERS LTD.         | |__ |                          |
  ___|          (GISL)          |  |__|       (GFM)              | |   |                          |
  |  |                          |  |  |                          | |   | GIM - 99.9%              |
  |  | GIM - 80%                |  |  | GIM - 99.99%             | |   | GNL - 0.1%               |
  |  | GNL - 20%                |  |  | GNL - .01%               | |    --------------------------
  |   --------------------------   |   --------------------------  |                |
  |                                |                |              |    --------------------------
  |   --------------------------   |   --------------------------  |   |      GARTMORE JAPAN      |
  |  |                          |  |  |                          | |   |         LIMITED          |
  |  |    GARTMORE INVESTMENT   |  |  |     FENPLACE LIMITED     | |   |                          |
  |  |       SERVICES GMBH      |  |  |                          | |   |                          |
  |__|                          |  |  |                          | |   |                          |
  |  |                          |  |  |                          | |   | GIL - 100%               |
  |  |                          |  |  | GFM - 100%               | |   |                          |
  |  | GISL - 100%              |  |  |                          | |    --------------------------
  |   --------------------------   |   --------------------------  |
  |                                |                               |    --------------------------
  |   --------------------------   |   --------------------------  |   |    GARTMORE 1990 LTD.    |
  |  |  GARTMORE FUND MANAGERS  |  |  |     GARTMORE PENSION     | |   |                          |
  |  |  INTERNATIONAL LIMITED   |  |  |      TRUSTEES, LTD.      | |___|                          |
  |__|         (GFMI)           |  |__|                          | |   |                          |
     |                          |     |                          | |   | GIM - 50%                |
     | GISL - 99.99%            |     | GIM - 99%                | |   | GSL - 50%                |
     | GSL - .01%               |     | GSL - 1%                 | |    --------------------------
      --------------------------       --------------------------  |
                    |                                              |    --------------------------
      --------------------------                                   |   |   GARTMORE INDOSUEZ UK   |
      |   GARTMORE MANAGERS      |                                 |   | RECOVERY FUND (G.P.) LTD.|
      |      (JERSEY) LTD.       |                                 |___|    (GENERAL PARTNER)     |
      |                          |                                 |   |                          |
      | GFMI - 94%               |                                 |   | GIM - 50%                |
      | GSL - 3%                 |                                 |   | GNL - 50%                |
      | GIM - 3%                 |                                 |    --------------------------
       --------------------------                                  |
                                                                   |    --------------------------
      --------------------------                                   |   |GARTMORE 1990 TRUSTEE LTD.|
     |                          |                                  |   |    (GENERAL PARTNER)     |
     |     GARTMORE NO. 1       |                                  |___|                          |
     |  GENERAL PARTNER, LTD.   |                                      |                          |
_____|                          |                                      | GIM - 50%                |
     |                          |                                      | GSL - 50%                |
     |                          |                                       --------------------------
     | GIM - 100%               |
      --------------------------

      --------------------------
     |     GARTMORE NO. 2       |
     |  GENERAL PARTNER, LTD.   |
_____|                          |
     |                          |
     |                          |
     | GIM - 100%               |
      --------------------------

          -------------------------------------
          |        NATIONWIDE MUTUAL          |
__________|      FIRE INSURANCE COMPANY       |
__________|             (FIRE)                |
          |          (See Page 1)             |
          -------------------------------------



 _________________________________________________
|                                                |
|   --------------------------       --------------------------
|  |  DAMIAN SECURITIES LTD.  |     |    GARTMORE CAPITAL      |
|  |                          |     |     MANAGEMENT LTD.      |
|__|                          |     |          (GCM)           |
|  |                          |     |                          |
|  | GIM - 50%                |     | GIM - 99.99%             |
|  | GSL - 50%                |     | GSL - 0.1%               |
|   --------------------------       --------------------------
|                                                |
|   --------------------------       --------------------------
|  |  GARTMORE NOMINEES LTD.  |     |    GARTMORE U.S. LTD.    |
|  |          (GNL)           |     |         (GUS)            |
|__|                          |     |                          |
|  |                          |     |                          |
|  |                          |     |                          |
|  | GIM - 99.99%             |     |                          |
|  | GSL - .01%               |     | GCM - 100%               |
|   --------------------------       --------------------------
|                                                |
|   --------------------------       --------------------------
|  | GARTMORE SECURITIES LTD. |     | GARTMORE GLOBAL PARTNERS |
|  |          (GSL)           |     |    (GENERAL PARTNER)     |
|__|                          |_____|                          |
|  |                          |     |                          |
|  | GIM - 99.99%             |     | GUS - 50%                |
|  | GNL - .01%               |     | GSL - 50%                |
|   --------------------------       --------------------------
|
|   --------------------------
|  |    GIL NOMINEES LTD.     |
|  |                          |
|__|                          |
   |                          |
   | GIM - 50%                |
   | GSL - 50%                |
    --------------------------

                                       Subsidiary Companies      -- Solid Line
                                       Contractual Association   -- Double Line
                                       Limited Liability Company -- Dotted Line

                                       March 31, 2004

                                                                     (left side)
                                  NATIONWIDE(R)

-----------------------                      -------------------------------------
|   FARMLAND MUTUAL   |                      |        NATIONWIDE MUTUAL          |
|  INSURANCE COMPANY  |______________________|        INSURANCE COMPANY          |_____________________________________
|                     |______________________|                                   |_____________________________________
| Guaranty Fund       |                      |            (CASUALTY)             |                   |
| Certificate         |                      |           (See Page 1)            |                   |
|                     |                      -------------------------------------                   |
| Casualty            |                                                                              |
|    (See Page 1)     |                                                                              |
-----------------------                                                                              |
                                                                                   ------------------------------------
                                                                                   | NATIONWIDE CORPORATION (NW CORP) |
                                                                                   |   Common Stock:     13,642,432   |
                                                                                   |   ------------        Shares     |
                                                                                   |                                  |
                                                                                   | Casualty-95.2%                   |
                                                                                   | Fire-4.8%                        |
                                                                                   ------------------------------------
                                                                                                    |
                                                                                                    |
                                                                                   ------------------------------------
                                                                                   |         GARTMORE GLOBAL          |
                                                                                   |         ASSET MANAGEMENT         |
                                                                                   |           TRUST (GGAMT)          |
                                                                                   |                                  |
                                                                                   |                                  |
                                                                                   | NW Corp.-100%                    |
                                                                                   ------------------------------------
                                                                                                    |
                                                                                                    |
                                                                                   ------------------------------------
                                                                                   |           NATIONWIDE ASSET       |
                                                                                   |       MANAGEMENT HOLDINGS, LTD   |
                                                                                   |              (NAMHL)             |
                                                                                   |                                  |
                                                                                   |                                  |
                                                                                   | GGAMT-100%                       |
                                                                                   ------------------------------------
                                                                                                    |
                                                                                                    |
                                                                                   ------------------------------------
                                                                                   |         GARTMORE GROUP LTD       |
                                                                                   |               (GGL)              |
                                                                                   |                                  |
                                                                                   |                                  |
                                                                                   | NAMHL-83%                        |
                                                                                   ------------------------------------
                                                                                                    |
                                                                                                    |
                                                                                   -------------------------------------
                                                                                   |         GARTMORE GLOBAL           |
                                                                                   |      INVESTMENTS, INC. (GGI)      |
                                                                                   |                                   |
                                                                                   | Common Stock: 958,750 Shares      |
               ____________________________________________________________________| ------------                      |
               |                                    |                              | GGAMT-100                         |
               |                                    |                              | Preferred Stock: 500,000 Shares   |
               |                                    |                              | ---------------                   |
               |                                    |                              | GGAMT-100%                        |
               |                                    |                              -------------------------------------
--------------------------------     ---------------------------------
|    GARTMORE MUTUAL FUND      |     |    GARTMORE S.A. CAPITAL      |
|        CAPITAL TRUST         |  ___|         TRUST (GSA)           |
|                              |  |  |                               |__________________________________________________
|                              |  |  |                               |
|    DELAWARE BUSINESS TRUST   |  |  |   DELAWARE BUSINESS TRUST     |
--------------------------------  |  ---------------------------------
                                  |                   |
                                  |                   |
                                  |  ---------------------------------
                                  |  |       GARTMORE SEPARATE       |
                                  |  |         ACCOUNTS, LLC         |
                                  |__|                               |
                                  |  |                               |
                                  |  | GSA-60%                       |
                                  |  ---------------------------------
                                  |                   |
                                  |                   |
                                  |  ---------------------------------
                                  |  |        GARTMORE EMERGING      |
                                  |__|          MANAGERS, LLC        |
                                     |              (GEM)            |
                                   __|                               |
                                  |  | GSA-100%                      |
                                  |  ---------------------------------
                                  |                   |
                                  |                   |
                                  |  ---------------------------------
                                  |  |           NORTHPOINTE         |
                                  |  |           CAPITAL LLC         |
                                  |--|                               |
                                  |  |                               |
                                  |  | GEM-65%                       |
                                  |  ---------------------------------
                                  |                   |
                                  |                   |
                                  |  ---------------------------------
                                  |  |          CODA CAPITAL         |
                                  |  |         MANAGEMENT LLC        |
                                  |--|                               |
                                     |                               |
                                     | GEM-79%                       |
                                     ---------------------------------

                                                                    (right side)
          -------------------------------------
          |        NATIONWIDE MUTUAL          |
__________|      FIRE INSURANCE COMPANY       |
__________|             (FIRE)                |
          |          (See Page 1)             |
          -------------------------------------

                                   ------------------------------  -------------------------   ------------------------------------
                                   |   GARTMORE GLOBAL ASSET    |   |      GGI MGT LLC     |   |           NEWHOUSE S             |
                                   |      MANAGEMENT, INC.      |   |       (GGIMGT)       |   |       SITUATIONS FUND I, LLC     |
___________________________________|          (GGAMI)           |---|                      |---|                                  |
                                   |                            |   |                      |   | GGIMGT-10%                       |
                                   |                            |   |                      |   | Class A Preferred: 10,000 Shares |
                                   | GSA-100%                   |   | GGAMI-100%           |   | GGAMI-75%                        |
                                   ------------------------------   ------------------------   ------------------------------------
                                               |
      -------------------------------------    |    -------------------------------------     ------------------------------------
      |             GARTMORE              |    |    |           GARTMORE MORLEY         |     |      GARTMORE MORLEY CAPITAL     |
      |      INVESTORS SERVICES, INC.     |    |    |       FINANCIAL SERVICES, INC.    |     |          MANAGEMENT, INC         |
      |                                   |____|____|              (MORLEY)             |_____|                                  |
      | Common Stock: 5 Shares            |    |    |                                   |  |  | Common Stock:  500 Shares        |
      | ------------                      |    |    | Common Stock: 82,343 Shares       |  |  | ------------                     |
      |                                   |    |    | ------------                      |  |  |                                  |
      | GGAMI-100%                        |    |    | GGAMI-100%                        |  |  | Morley-100%                      |
      -------------------------------------    |    -------------------------------------  |  ------------------------------------
                                               |                                           |
      -------------------------------------    |    -------------------------------------  |  ------------------------------------
      |      NATIONWIDE GLOBAL FUNDS      |    |    |        GARTMORE GLOBAL            |  |  |              GARTMORE            |
      |                                   |    |    |         VENTURES, INC.            |  |  |           TRUST COMPANY          |
      |                                   |____|____|             (GGV)                 |  |__|                                  |
      |                                   |    |    |                                   |  |  | Common Stock: 2,000 Shares       |
      |       LUXEMBOURG SICAV            |____|    |                                   |  |  | ------------                     |
      |                                   |    |    |                                   |  |  |                                  |
      |                                   |    |    | GGAMI-100%                        |  |  | Morley-100%                      |
      -------------------------------------    |    -------------------------------------  |  ------------------------------------
                                               |                                           |
      -------------------------------------    |    -------------------------------------  |  ------------------------------------
      |       GARTMORE DISTRIBUTION       |    |    |       CORVIANT CORPORATION        |  |  |           GARTMORE MORLEY &      |
      |          SERVICES, INC.           |    |    |              (CC)                 |  |  |            ASSOCIATES, INC.      |
      |                                   |    |    |                                   |  |  |                                  |
      |                                   |____|____| Common Stock       450,000 shares |  |__| Common Stock: 3,500 Shares       |
      | Common Stock: 10,000 Shares       |         | ------------                      |     | ------------                     |
      | ------------                      |         | Series A Preferred 250,000 shares |     |                                  |
      |                                   |         | ------------------                |     | Morley-100%                      |
      | GGAMI-100%                        |         |                                   |     |                                  |
      |                                   |         |  GGAMI-100%                       |     |                                  |
      -------------------------------------         --------------------------------------    ------------------------------------

                                                                                      Subsidiary Companies      - Solid Line
                                                                                      Contractual Association   - Double Line
                                                                                      Limited Liability Company - Dotted Line

                                                                                      March 31, 2004

Item 27.      Number of Contract Owners

              The number of Contract Owners of Qualified and Non-Qualified Contracts as of February 11, 2004 was 161 and 196 respectively.

Item 28.      Indemnification

Provision is made in Nationwide's Amended and Restated Code of
              Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

              Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.      Principal Underwriter

(a) Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

    Multi-Flex Variable Account          Nationwide VL Separate Account-C
    Nationwide Variable Account          Nationwide VL Separate Account-D
    Nationwide Variable Account-II       Nationwide VLI Separate Account-2
    Nationwide Variable Account-4        Nationwide VLI Separate Account-3
    Nationwide Variable Account-5        Nationwide VLI Separate Account-4
    Nationwide Variable Account-6        Nationwide VLI Separate Account-6
    Nationwide Variable Account-7
    Nationwide Variable Account-8
    Nationwide Variable Account-9
    Nationwide Variable Account-10
    Nationwide Variable Account-11
    Nationwide Variable Account-13
    Nationwide Variable Account-14
    Nationwide VA Separate Account-A
    Nationwide VA Separate Account-B
    Nationwide VA Separate Account-C

(b) Directors and Officers of NISC:

     Mark R. Thresher, Chairman of the Board
     Richard A. Karas, Director and Vice Chairman
     Rhodes B. Baker, President
     William G. Goslee, Senior Vice President
     M. Eileen Kennedy, Senior Vice President and Treasurer
     Thomas E. Barnes, Vice President and Secretary
     Kevin S. Crossett, Vice President
     Carol L. Dove, Vice President and Assistant Treasurer
     Trey Rouse, Vice President
     Peter R. Salvator, Vice President
     Barbara J. Shane, Vice President-Compliance Officer
     Karen R. Tackett, Vice President
     Alan A. Todryk, Vice President-Taxation
     Glenn W. Soden, Associate Vice President and Assistant Secretary Dina A. Tantra, Assistant Secretary
     Mark D. Maxwell, Assistant Secretary
     E. Gary Berndt, Assistant Treasurer

     The business address of the Directors and Officers of Nationwide Investment Services Corporation is: One Nationwide Plaza, Columbus, Ohio 43215

(c)

     ----------------------------- ------------------------- ----------------------- ----------------- -------------------
     Name of Principal             Net Underwriting          Compensation on         Brokerage         Compensation
     Underwriter                   Discounts and             Redemption or           Commissions
                                   Commissions               Annuitization
     ----------------------------- ------------------------- ----------------------- ----------------- -------------------
     ----------------------------- ------------------------- ----------------------- ----------------- -------------------
     Nationwide Investment         N/A                       N/A                     N/A               N/A
     Services Corporation
     ----------------------------- ------------------------- ----------------------- ----------------- -------------------


Item 30.      Location of Accounts and Records

              John Davis
              Nationwide Life Insurance Company
              One Nationwide Plaza
              Columbus, OH  43215

Item 31.      Management Services

              Not Applicable

Item 32.      Undertakings

              The Registrant hereby undertakes to:

              (a) file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

              (b) include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or
                  (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

              (c) deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

              The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with
              Section 403(b)(11) of the Internal Revenue Code.


              Nationwide represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide.

            Consent of Independent Registered Public Accounting Firm


The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide Variable Account-II:

We consent to the use of our reports for Nationwide Variable Account-II dated February 20, 2004 and for Nationwide Life Insurance Company and subsidiaries dated March 11, 2004, included herein, and to the reference to our firm under the heading "Services" in the Statement of Additional Information (File No. 333-104513). Our report for Nationwide Life Insurance Company and subsidiaries refers to a change to the method of accounting for derivative instruments and hedging activities, and for purchased or retained interests in securitized financial assets in 2001.



KPMG LLP
Columbus, Ohio
February 1, 2005

                                   SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VARIABLE ACCOUNT-II, certifies that it has caused this Registration Statement to be signed on its behalf in the City of Columbus, and State of Ohio, on this 1st day of February, 2005.

                                    NATIONWIDE VARIABLE ACCOUNT-II
                    ------------------------------------------------------------

                                  (Registrant)
                                  NATIONWIDE
                                  LIFE
                                  INSURANCE
                                  COMPANY
                    ------------------------------------------------------------
                                           (Depositor)


                                       By /s/ JAMIE RUFF CASTO
                    ------------------------------------------------------------
                                          Jamie Ruff Casto

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 1st day of February, 2005.



W. G. JURGENSEN
-------------------------------------------------------------------------
W. G. Jurgensen, Director and Chief Executive Officer

JOSEPH A. ALUTTO
-------------------------------------------------------------------------
Joseph A. Alutto, Director

JAMES G. BROCKSMITH, JR.
-------------------------------------------------------------------------
James G. Brocksmith, Jr., Director

KEITH W. ECKEL
-------------------------------------------------------------------------
Keith W. Eckel, Director

LYDIA M. MARSHALL
-------------------------------------------------------------------------
Lydia M. Marshall, Director

DONALD L. MCWHORTER
-------------------------------------------------------------------------
Donald L. McWhorter, Director

DAVID O. MILLER
-------------------------------------------------------------------------
David O. Miller, Director

MARTHA J. MILLER DE LOMBERA
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Martha J. Miller de Lombera, Director

JAMES F. PATTERSON
-------------------------------------------------------------------------
James F. Patterson, Director

GERALD D. PROTHRO
-------------------------------------------------------------------------
Gerald D. Prothro, Director

ARDEN L. SHISLER
-------------------------------------------------------------------------
Arden L. Shisler, Director

ALEX SHUMATE
-------------------------------------------------------------------------
Alex Shumate, Director

                            By /s/                JAMIE RUFF CASTO
                            ----------------------------------------------------
                                              Jamie Ruff Casto
                                              Attorney-in-Fact